Schedules of Investments

May 31, 2023

(unaudited)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 94.9%
COMMUNICATION SERVICES - 7.8%
Diversified Telecommunication Services - 0.7%
167,707	AT&T Inc.	$2,638,031
5,774	Frontier Communications Parent Inc.*	85,917
2,850	GCI Liberty Inc.*(a)	–
189,913	Liberty Global PLC, Class C Shares*	3,232,320
24,309	Lumen Technologies Inc.	48,132
191,451	Verizon Communications Inc.	6,821,399

	Total Diversified Telecommunication Services	12,825,799

Entertainment - 2.0%
18,104	Activision Blizzard Inc.*	1,451,941
11,130	AMC Entertainment Holdings Inc., Class A Shares*(b)	50,085
52,462	Electronic Arts Inc.	6,715,136
577	Liberty Media Corp-Liberty Formula One, Class A Shares*	36,438
4,673	Liberty Media Corp-Liberty Formula One, Class C Shares*	328,979
58,609	Live Nation Entertainment Inc.*	4,685,203
429	Madison Square Garden Sports Corp., Class A Shares	75,783
25,354	Netflix Inc.*	10,020,661
2,011	Playtika Holding Corp.*	20,170
10,420	ROBLOX Corp., Class A Shares*	436,181
2,835	Roku Inc., Class A Shares*	164,997
18,270	Sea Ltd., ADR*	1,048,881
3,260	Spotify Technology SA*	485,414
3,879	Take-Two Interactive Software Inc.*	534,255
81,125	Walt Disney Co. (The)*	7,135,755
54,948	Warner Bros Discovery Inc.*	619,813
949	World Wrestling Entertainment Inc., Class A Shares	96,153

	Total Entertainment	33,905,845

Interactive Media & Services - 4.3%
288,614	Alphabet Inc., Class A Shares*	35,462,002
122,531	Alphabet Inc., Class C Shares*	15,116,649
1,695	IAC Inc.*	94,649
80,233	Match Group Inc.*	2,768,039
78,913	Meta Platforms Inc., Class A Shares*	20,889,849
13,901	Pinterest Inc., Class A Shares*	332,790
2,335	TripAdvisor Inc.*	36,333
6,455	ZoomInfo Technologies Inc., Class A Shares*	159,632

	Total Interactive Media & Services	74,859,943

Media - 0.7%
4,771	Altice USA Inc., Class A Shares*	12,214
130	Cable One Inc.	79,538
2,499	Charter Communications Inc., Class A Shares*	815,049
198,800	Comcast Corp., Class A Shares	7,822,780
6,057	DISH Network Corp., Class A Shares*	38,946
6,986	Fox Corp., Class A Shares	217,963
3,177	Fox Corp., Class B Shares	92,800
9,036	Interpublic Group of Cos., Inc. (The)	336,049
396	Liberty Broadband Corp., Class A Shares*	29,253
2,755	Liberty Broadband Corp., Class C Shares*	204,145

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 7.8% - (continued)
Media - 0.7% - (continued)
1,933	Liberty Media Corp-Liberty SiriusXM, Class A Shares*	$54,085
3,660	Liberty Media Corp-Liberty SiriusXM, Class C Shares*	102,334
3,668	New York Times Co. (The), Class A Shares	129,921
8,598	News Corp., Class A Shares	157,429
2,528	News Corp., Class B Shares	46,717
832	Nexstar Media Group Inc., Class A Shares	125,565
4,738	Omnicom Group Inc.	417,844
181	Paramount Global, Class A Shares	3,180
13,431	Paramount Global, Class B Shares(b)	204,286
15,655	Sirius XM Holdings Inc.(b)	55,732
10,221	Trade Desk Inc. (The), Class A Shares*	716,288

	Total Media	11,662,118

Wireless Telecommunication Services - 0.1%
13,888	T-Mobile US Inc.*	1,906,128

	TOTAL COMMUNICATION SERVICES	135,159,833

CONSUMER DISCRETIONARY - 10.1%
Automobile Components - 0.5%
40,029	Adient PLC*	1,348,577
44,540	Aptiv PLC*	3,923,083
5,465	BorgWarner Inc.	242,263
5,537	Gentex Corp.	145,402
25,222	Lear Corp.	3,093,731
6,198	QuantumScape Corp., Class A Shares*(b)	40,225

	Total Automobile Components	8,793,281

Automobiles - 0.9%
91,867	Ford Motor Co.	1,102,404
33,025	General Motors Co.	1,070,340
3,195	Harley-Davidson Inc.	99,396
13,588	Lucid Group Inc.*(b)	105,443
12,102	Rivian Automotive Inc., Class A Shares*(b)	178,263
67,739	Tesla Inc.*	13,814,014
1,181	Thor Industries Inc.	92,437

	Total Automobiles	16,462,297

Broadline Retail - 2.8%
356,971	Amazon.com Inc.*	43,043,563
120,392	eBay Inc.	5,121,476
2,912	Etsy Inc.*	236,018
2,792	Kohl’s Corp.	51,149
6,423	Macy’s Inc.	87,289
2,693	Nordstrom Inc.(b)	41,203
1,369	Ollie’s Bargain Outlet Holdings Inc.*	75,459

	Total Broadline Retail	48,656,157

Distributors - 0.7%
3,234	Genuine Parts Co.	481,640
199,493	LKQ Corp.	10,523,256
888	Pool Corp.	280,812

	Total Distributors	11,285,708

Diversified Consumer Services - 0.0%@
4,867	ADT Inc.	27,693
1,339	Bright Horizons Family Solutions Inc.*	114,618
692	Grand Canyon Education Inc.*	72,494
3,557	H&R Block Inc.	106,177
1,825	Mister Car Wash Inc.*	15,056

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 10.1% - (continued)
Diversified Consumer Services - 0.0%@ - (continued)
3,444	Service Corp. International	$219,073

	Total Diversified Consumer Services	555,111

Hotels, Restaurants & Leisure - 2.1%
8,792	Airbnb Inc., Class A Shares*	965,098
5,398	Aramark	213,113
2,554	Booking Holdings Inc.*	6,407,399
1,722	Boyd Gaming Corp.	109,743
4,778	Caesars Entertainment Inc.*	195,946
22,718	Carnival Corp.*	255,123
2,672	Chipotle Mexican Grill Inc., Class A Shares*	5,548,381
786	Choice Hotels International Inc.	89,203
1,690	Churchill Downs Inc.	229,536
2,851	Darden Restaurants Inc.	451,940
827	Domino’s Pizza Inc.	239,706
5,820	DoorDash Inc., Class A Shares*	379,988
8,241	DraftKings Inc., Class A Shares*	192,345
3,522	Expedia Group Inc.*	337,091
6,205	Hilton Worldwide Holdings Inc.	844,625
1,100	Hyatt Hotels Corp., Class A Shares	118,228
7,703	Las Vegas Sands Corp.*	424,666
6,185	Marriott International Inc., Class A Shares	1,037,781
855	Marriott Vacations Worldwide Corp.	105,353
17,310	McDonald’s Corp.	4,935,254
7,549	MGM Resorts International	296,600
9,939	Norwegian Cruise Line Holdings Ltd.*(b)	147,594
3,523	Penn Entertainment Inc.*	88,216
1,883	Planet Fitness Inc., Class A Shares*	120,399
5,130	Royal Caribbean Cruises Ltd.*	415,376
1,891	Six Flags Entertainment Corp.*	48,315
26,860	Starbucks Corp.	2,622,610
1,884	Travel + Leisure Co.	68,709
31,478	Vail Resorts Inc.	7,655,450
3,955	Wendy’s Co. (The)	87,050
1,980	Wyndham Hotels & Resorts Inc.	135,135
2,427	Wynn Resorts Ltd.	239,545
6,568	Yum! Brands Inc.	845,236

	Total Hotels, Restaurants & Leisure	35,850,754

Household Durables - 0.4%
7,349	DR Horton Inc.	785,167
3,590	Garmin Ltd.	370,309
2,961	Leggett & Platt Inc.	90,251
5,841	Lennar Corp., Class A Shares	625,688
406	Lennar Corp., Class B Shares	38,387
1,248	Mohawk Industries Inc.*	114,866
8,999	Newell Brands Inc.	74,782
69	NVR Inc.*	383,241
5,314	PulteGroup Inc.	351,149
3,981	Tempur Sealy International Inc.	141,883
2,579	Toll Brothers Inc.	174,598
755	TopBuild Corp.*	152,253
26,871	Whirlpool Corp.	3,474,152

	Total Household Durables	6,776,726

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 10.1% - (continued)
Leisure Products - 0.0%@
1,651	Brunswick Corp.	$124,651
3,063	Hasbro Inc.	181,789
8,271	Mattel Inc.*	143,998
7,512	Peloton Interactive Inc., Class A Shares*	54,687
1,258	Polaris Inc.	135,499
1,911	YETI Holdings Inc.*	69,885

	Total Leisure Products	710,509

Specialty Retail - 1.7%
1,418	Advance Auto Parts Inc.	103,358
832	AutoNation Inc.*	108,925
442	AutoZone Inc.*	1,054,983
5,328	Bath & Body Works Inc.	187,759
4,681	Best Buy Co., Inc.	340,168
1,533	Burlington Stores Inc.*	230,655
3,705	CarMax Inc.*	267,538
2,518	Carvana Co., Class A Shares*(b)	32,533
1,214	Dick’s Sporting Goods Inc.	154,797
1,271	Five Below Inc.*	219,273
2,407	Floor & Decor Holdings Inc., Class A Shares*	219,783
6,434	GameStop Corp., Class A Shares*	154,738
4,370	Gap Inc. (The)	35,047
23,871	Home Depot Inc. (The)	6,766,235
3,940	Leslie’s Inc.*	37,351
11,186	Lithia Motors Inc., Class A Shares	2,609,470
33,771	Lowe’s Cos., Inc.	6,792,361
1,444	O’Reilly Automotive Inc.*	1,304,380
598	Penske Automotive Group Inc.	82,656
1,943	Petco Health & Wellness Co., Inc., Class A Shares*	14,845
441	RH*	108,036
7,942	Ross Stores Inc.	822,950
85,586	TJX Cos., Inc. (The)	6,572,149
2,572	Tractor Supply Co.	539,066
1,174	Ulta Beauty Inc.*	481,140
4,188	Valvoline Inc.	161,238
1,832	Victoria’s Secret & Co.*	37,409
1,839	Wayfair Inc., Class A Shares*	74,149
1,524	Williams-Sonoma Inc.	172,989

	Total Specialty Retail	29,685,981

Textiles, Apparel & Luxury Goods - 1.0%
3,002	Capri Holdings Ltd.*	105,370
850	Carter’s Inc.	52,844
872	Columbia Sportswear Co.	64,380
613	Deckers Outdoor Corp.*	291,175
165,847	Hanesbrands Inc.	681,631
9,734	lululemon athletica Inc.*	3,231,007
106,658	NIKE Inc., Class B Shares	11,226,821
1,498	PVH Corp.	128,858
973	Ralph Lauren Corp., Class A Shares	103,440
3,168	Skechers USA Inc., Class A Shares*	162,740
5,619	Tapestry Inc.	224,872
4,131	Under Armour Inc., Class A Shares*	29,785
5,012	Under Armour Inc., Class C Shares*	32,979
8,141	V.F. Corp.	140,188

	Total Textiles, Apparel & Luxury Goods	16,476,090

	TOTAL CONSUMER DISCRETIONARY	175,252,614

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 5.9%
Beverages - 1.1%
231	Boston Beer Co., Inc. (The), Class A Shares*	$77,962
1,133	Brown-Forman Corp., Class A Shares	71,209
4,274	Brown-Forman Corp., Class B Shares	264,005
91,459	Coca-Cola Co. (The)	5,456,444
3,530	Constellation Brands Inc., Class A Shares	857,684
19,977	Keurig Dr Pepper Inc.	621,684
4,076	Molson Coors Beverage Co., Class B Shares	252,101
98,224	Monster Beverage Corp.*	5,757,891
32,382	PepsiCo Inc.	5,904,858

	Total Beverages	19,263,838

Consumer Staples Distribution & Retail - 2.4%
5,452	Albertsons Cos., Inc., Class A Shares	111,003
3,120	BJ’s Wholesale Club Holdings Inc.*	195,468
865	Casey’s General Stores Inc.	195,187
18,492	Costco Wholesale Corp.	9,459,768
22,822	Dollar General Corp.	4,589,276
86,896	Dollar Tree Inc.*	11,720,532
2,130	Grocery Outlet Holding Corp.*	61,174
15,274	Kroger Co. (The)	692,370
3,541	Performance Food Group Co.*	195,782
120,093	Sysco Corp.	8,400,505
10,850	Target Corp.	1,420,591
4,727	US Foods Holding Corp.*	188,040
16,712	Walgreens Boots Alliance Inc.	507,543
33,294	Walmart Inc.	4,889,890

	Total Consumer Staples Distribution & Retail	42,627,129

Food Products - 1.0%
62,940	Archer-Daniels-Midland Co.	4,446,711
3,221	Bunge Ltd.	298,393
4,514	Campbell Soup Co.	228,183
123,262	Conagra Brands Inc.	4,298,146
3,726	Darling Ingredients Inc.*	236,154
4,476	Flowers Foods Inc.	111,811
1,001	Freshpet Inc.*	59,820
13,884	General Mills Inc.	1,168,477
3,400	Hershey Co. (The)	882,980
6,677	Hormel Foods Corp.	255,395
1,548	Ingredion Inc.	161,921
2,401	J.M. Smucker Co. (The)	351,963
5,938	Kellogg Co.	396,480
16,280	Kraft Heinz Co. (The)	622,222
3,356	Lamb Weston Holdings Inc.	373,187
5,838	McCormick & Co., Inc., Class VTG Shares	500,492
31,935	Mondelez International Inc., Class A Shares	2,344,348
1,166	Pilgrim’s Pride Corp.*	25,885
1,309	Post Holdings Inc.*	111,213
5	Seaboard Corp.	18,997
6,635	Tyson Foods Inc., Class A Shares	335,996

	Total Food Products	17,228,774

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 5.9% - (continued)
Household Products - 0.7%
5,655	Church & Dwight Co., Inc.	$522,805
2,870	Clorox Co. (The)	453,977
19,299	Colgate-Palmolive Co.	1,435,460
7,910	Kimberly-Clark Corp.	1,062,155
55,293	Procter & Gamble Co. (The)	7,879,252
1,183	Reynolds Consumer Products Inc.	32,461
974	Spectrum Brands Holdings Inc.	70,332

	Total Household Products	11,456,442

Personal Care Products - 0.4%
8,313	Coty Inc., Class A Shares*	90,113
39,460	Estee Lauder Cos., Inc. (The), Class A Shares	7,261,824
3,001	Olaplex Holdings Inc.*	9,483

	Total Personal Care Products	7,361,420

Tobacco - 0.3%
41,993	Altria Group Inc.	1,865,329
36,297	Philip Morris International Inc.	3,267,093

	Total Tobacco	5,132,422

	TOTAL CONSUMER STAPLES	103,070,025

ENERGY - 2.6%
Energy Equipment & Services - 0.1%
21,936	Baker Hughes Co., Class A Shares	597,756
20,928	Halliburton Co.	599,587
9,114	NOV Inc.	128,234
33,097	Schlumberger NV	1,417,545

	Total Energy Equipment & Services	2,743,122

Oil, Gas & Consumable Fuels - 2.5%
7,501	Antero Midstream Corp.	76,585
6,453	Antero Resources Corp.*	131,706
7,461	APA Corp.	237,111
5,798	Cheniere Energy Inc.	810,386
2,820	Chesapeake Energy Corp.	212,205
45,302	Chevron Corp.	6,823,387
64,352	ConocoPhillips	6,390,154
18,278	Coterra Energy Inc.	424,964
15,151	Devon Energy Corp.	698,461
4,190	Diamondback Energy Inc.	532,759
2,317	DT Midstream Inc.	105,331
739	Enviva Inc.	6,488
13,633	EOG Resources Inc.	1,462,685
8,582	EQT Corp.	298,396
96,530	Exxon Mobil Corp.	9,863,435
6,559	Hess Corp.	830,829
3,251	HF Sinclair Corp.	134,721
46,293	Kinder Morgan Inc.	745,780
15,071	Marathon Oil Corp.	333,973
10,906	Marathon Petroleum Corp.	1,144,148
1,163	New Fortress Energy Inc., Class A Shares	30,552
18,499	Occidental Petroleum Corp.	1,066,652
10,354	ONEOK Inc.	586,658
5,701	Ovintiv Inc.	188,532
2,111	PDC Energy Inc.	144,857
11,012	Phillips 66	1,008,809
5,583	Pioneer Natural Resources Co.	1,113,474

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 2.6% - (continued)
Oil, Gas & Consumable Fuels - 2.5% - (continued)
5,705	Range Resources Corp.	$156,146
24,827	Southwestern Energy Co.*	118,425
174,549	Suncor Energy Inc.	4,887,372
5,262	Targa Resources Corp.	358,079
133	Texas Pacific Land Corp.	173,392
8,776	Valero Energy Corp.	939,383
533	Vitesse Energy Inc.	12,307
28,373	Williams Cos., Inc. (The)	813,170

	Total Oil, Gas & Consumable Fuels	42,861,312

	TOTAL ENERGY	45,604,434

FINANCIALS - 12.1%
Banks - 1.9%
164,515	Bank of America Corp.	4,571,872
870	Bank of Hawaii Corp.	34,060
2,683	Bank OZK	92,778
656	BOK Financial Corp.	53,346
45,341	Citigroup Inc.	2,009,513
11,372	Citizens Financial Group Inc.	293,170
4,844	Columbia Banking System Inc.	97,025
3,042	Comerica Inc.(b)	109,816
2,707	Commerce Bancshares Inc.	129,801
1,365	Cullen/Frost Bankers Inc.	136,773
3,293	East West Bancorp Inc.	157,570
15,869	Fifth Third Bancorp	385,141
272	First Citizens BancShares Inc., Class A Shares	339,238
3,053	First Hawaiian Inc.	50,344
12,322	First Horizon Corp.	127,040
8,438	FNB Corp.	92,734
33,424	Huntington Bancshares Inc.	344,601
68,323	JPMorgan Chase & Co.	9,272,114
21,640	KeyCorp	202,118
4,004	M&T Bank Corp.	477,117
15,928	New York Community Bancorp Inc.	163,740
2,504	PacWest Bancorp(b)	16,151
1,767	Pinnacle Financial Partners Inc.	85,964
9,384	PNC Financial Services Group Inc. (The)	1,086,949
1,628	Popular Inc.	93,089
2,068	Prosperity Bancshares Inc.	118,248
21,769	Regions Financial Corp.	375,951
3,429	Synovus Financial Corp.	92,892
138,888	Truist Financial Corp.	4,231,917
139,687	US Bancorp	4,176,641
4,074	Webster Financial Corp.	144,831
89,853	Wells Fargo & Co.	3,577,048
2,492	Western Alliance Bancorp	84,479
1,389	Wintrust Financial Corp.	88,299
3,487	Zions Bancorp NA	95,160

	Total Banks	33,407,530

Capital Markets - 3.3%
20,842	Affiliated Managers Group Inc.	2,898,914
30,139	Ameriprise Financial Inc.	8,995,587
3,571	Ares Management Corp., Class A Shares	310,998
17,110	Bank of New York Mellon Corp. (The)	687,822

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Capital Markets - 3.3% - (continued)
3,498	BlackRock Inc., Class A Shares	$2,300,110
16,616	Blackstone Inc.	1,422,994
9,729	Blue Owl Capital Inc., Class A Shares	99,722
4,878	Carlyle Group Inc. (The)	133,706
2,465	Cboe Global Markets Inc.	326,415
35,603	Charles Schwab Corp. (The)	1,875,922
8,406	CME Group Inc., Class A Shares	1,502,572
3,742	Coinbase Global Inc., Class A Shares*(b)	232,752
791	Evercore Inc., Class A Shares	85,388
884	FactSet Research Systems Inc.	340,243
6,645	Franklin Resources Inc.	159,546
7,683	Goldman Sachs Group Inc. (The)	2,488,524
2,184	Interactive Brokers Group Inc., Class A Shares	168,670
12,863	Intercontinental Exchange Inc.	1,362,835
8,766	Invesco Ltd.	126,055
3,003	Janus Henderson Group PLC	78,919
4,536	Jefferies Financial Group Inc.	136,398
13,322	KKR & Co., Inc., Class Miscella Shares	685,950
2,131	Lazard Ltd., Class A Shares	61,138
1,854	LPL Financial Holdings Inc.	361,122
865	MarketAxess Holdings Inc.	235,635
3,725	Moody’s Corp.	1,180,378
28,877	Morgan Stanley(c)	2,360,984
573	Morningstar Inc.	117,293
10,903	MSCI Inc., Class A Shares	5,130,189
8,008	Nasdaq Inc.	443,243
4,787	Northern Trust Corp.	344,281
4,534	Raymond James Financial Inc.	409,647
13,463	Robinhood Markets Inc., Class A Shares*	120,090
52,120	S&P Global Inc.	19,150,452
2,431	SEI Investments Co.	137,546
8,545	State Street Corp.	581,231
2,444	Stifel Financial Corp.	135,813
5,125	T. Rowe Price Group Inc.	549,195
2,525	Tradeweb Markets Inc., Class A Shares	169,049
2,150	Virtu Financial Inc., Class A Shares	37,819

	Total Capital Markets	57,945,147

Consumer Finance - 0.3%
6,877	Ally Financial Inc.	183,410
14,035	American Express Co.	2,225,390
25,531	Bread Financial Holdings Inc.	719,463
8,871	Capital One Financial Corp.	924,447
147	Credit Acceptance Corp.*	65,515
6,356	Discover Financial Services	653,015
2,681	OneMain Holdings Inc., Class A Shares	101,503
5,972	SLM Corp.	91,133
19,038	SoFi Technologies Inc.*(b)	132,124
10,712	Synchrony Financial	331,643
1,772	Upstart Holdings Inc.*(b)	48,269

	Total Consumer Finance	5,475,912

Financial Services - 4.5%
5,129	Affirm Holdings Inc., Class A Shares*(b)	76,217
11,263	Apollo Global Management Inc.	752,932

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Financial Services - 4.5% - (continued)
42,260	Berkshire Hathaway Inc., Class B Shares*	$13,568,841
12,489	Block Inc., Class A Shares*	754,211
8,630	Equitable Holdings Inc.	211,780
1,108	Euronet Worldwide Inc.*	123,431
81,995	Fidelity National Information Services Inc.	4,474,467
64,334	Fiserv Inc.*	7,217,631
1,673	FleetCor Technologies Inc.*	379,018
62,000	Global Payments Inc.	6,056,780
1,690	Jack Henry & Associates Inc.	258,384
19,932	MasterCard Inc., Class A Shares	7,275,579
6,731	MGIC Investment Corp.	101,773
66,279	PayPal Holdings Inc.*	4,108,635
2,586	Rocket Cos., Inc., Class A Shares*	20,740
1,131	Shift4 Payments Inc., Class A Shares*	70,936
1,501	TFS Financial Corp.	16,976
5,937	Toast Inc., Class A Shares*	124,499
1,352	UWM Holdings Corp.(b)	6,936
144,958	Visa Inc., Class A Shares	32,040,067
2,299	Voya Financial Inc.	155,872
7,080	Western Union Co. (The)	80,641
984	WEX Inc.*	163,196

	Total Financial Services	78,039,542

Insurance - 2.1%
14,363	Aflac Inc.	922,248
41,158	Allstate Corp. (The)	4,463,585
1,566	American Financial Group Inc.	175,815
88,120	American International Group Inc.	4,655,380
4,776	Aon PLC, Class A Shares	1,472,393
8,249	Arch Capital Group Ltd.*	574,955
4,846	Arthur J. Gallagher & Co.	970,799
25,289	Assurant Inc.	3,034,427
1,327	Assured Guaranty Ltd.	68,672
1,736	Axis Capital Holdings Ltd.	90,098
1,708	Brighthouse Financial Inc.*	68,764
5,505	Brown & Brown Inc.	343,127
9,734	Chubb Ltd.	1,808,577
3,570	Cincinnati Financial Corp.	344,505
623	CNA Financial Corp.	22,964
595	Erie Indemnity Co., Class A Shares	127,390
906	Everest Re Group Ltd.	308,058
427	F&G Annuities & Life Inc.	8,830
6,097	Fidelity National Financial Inc.	208,152
2,249	First American Financial Corp.	123,538
2,082	Globe Life Inc.	214,821
835	Hanover Insurance Group Inc. (The)	93,069
7,395	Hartford Financial Services Group Inc. (The)	506,706
1,538	Kemper Corp.	66,565
4,059	Lincoln National Corp.	84,914
4,591	Loews Corp.	257,096
311	Markel Group Inc.*	408,881
29,902	Marsh & McLennan Cos., Inc.	5,178,428
15,541	MetLife Inc.	770,057
6,651	Old Republic International Corp.	162,883

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.1% - (continued)
Insurance - 2.1% - (continued)
16,244	Primerica Inc.	$2,956,733
5,639	Principal Financial Group Inc.	369,129
13,674	Progressive Corp. (The)	1,749,041
8,577	Prudential Financial Inc.	674,924
1,556	Reinsurance Group of America Inc., Class A Shares	217,840
1,005	RenaissanceRe Holdings Ltd.	189,312
1,985	Ryan Specialty Holdings Inc., Class A Shares*	80,968
5,451	Travelers Cos., Inc. (The)	922,527
4,676	Unum Group	203,172
65	White Mountains Insurance Group Ltd.	88,022
2,507	Willis Towers Watson PLC	548,657
4,794	WR Berkley Corp.	266,930

	Total Insurance	35,802,952

Mortgage Real Estate Investment Trusts (REITs) - 0.0%@
13,285	AGNC Investment Corp.	122,089
10,884	Annaly Capital Management Inc.	205,490
9,809	Rithm Capital Corp.	79,845
6,684	Starwood Property Trust Inc.(b)	117,304

	Total Mortgage Real Estate Investment Trusts (REITs)	524,728

	TOTAL FINANCIALS	211,195,811

HEALTH CARE - 14.3%
Biotechnology - 1.7%
41,398	AbbVie Inc.	5,711,268
2,863	Alnylam Pharmaceuticals Inc.*	529,684
12,508	Amgen Inc.	2,759,890
3,372	Biogen Inc.*	999,494
47,022	BioMarin Pharmaceutical Inc.*	4,088,093
57,079	Exact Sciences Corp.*	4,656,505
7,388	Exelixis Inc.*	142,441
29,403	Gilead Sciences Inc.	2,262,267
5,156	Horizon Therapeutics PLC*	515,755
4,250	Incyte Corp.*	261,587
3,377	Ionis Pharmaceuticals Inc.*	138,119
1,034	Mirati Therapeutics Inc.*	38,423
7,735	Moderna Inc.*	987,837
2,323	Natera Inc.*	109,436
2,207	Neurocrine Biosciences Inc.*	197,593
1,839	Novavax Inc.*	14,804
2,428	Regeneron Pharmaceuticals Inc.*	1,785,940
17,461	Sarepta Therapeutics Inc.*(d)	2,158,180
3,166	Seagen Inc.*	619,586
1,578	Ultragenyx Pharmaceutical Inc.*	77,890
1,039	United Therapeutics Corp.*	217,920
5,990	Vertex Pharmaceuticals Inc.*	1,938,184

	Total Biotechnology	30,210,896

Health Care Equipment & Supplies - 4.1%
40,166	Abbott Laboratories	4,096,932
45,070	Alcon Inc.	3,487,967
1,827	Align Technology Inc.*	516,420
112,426	Baxter International Inc.	4,577,987
6,656	Becton Dickinson and Co.	1,609,155
33,438	Boston Scientific Corp.*	1,721,388
1,131	Cooper Cos., Inc. (The)	420,200

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.3% - (continued)
Health Care Equipment & Supplies - 4.1% - (continued)
5,035	DENTSPLY SIRONA Inc.	$181,864
37,353	DexCom Inc.*	4,380,013
56,216	Edwards Lifesciences Corp.*	4,735,074
1,137	Enovis Corp.*	59,954
350,169	Envista Holdings Corp.*	11,166,889
8,510	GE HealthCare Technologies Inc.	676,630
1,791	Globus Medical Inc., Class A Shares*	96,947
56,052	Hologic Inc.*	4,421,942
488	ICU Medical Inc.*	85,346
1,915	IDEXX Laboratories Inc.*	890,035
16,346	Insulet Corp.*	4,482,890
1,619	Integra LifeSciences Holdings Corp.*	61,441
39,822	Intuitive Surgical Inc.*	12,258,804
1,113	Masimo Corp.*	180,128
31,308	Medtronic PLC	2,591,050
2,406	Novocure Ltd.*	172,775
847	Penumbra Inc.*	260,317
1,102	QuidelOrtho Corp.*	93,824
3,406	ResMed Inc.	717,951
2,324	STERIS PLC	464,730
20,729	Stryker Corp.	5,712,498
1,518	Tandem Diabetes Care Inc.*	39,453
1,093	Teleflex Inc.	256,582
4,887	Zimmer Biomet Holdings Inc.	622,311

	Total Health Care Equipment & Supplies	71,039,497

Health Care Providers & Services - 4.1%
2,089	Acadia Healthcare Co., Inc.*	147,546
4,518	agilon health Inc.*	89,818
758	Amedisys Inc.*	57,555
3,815	AmerisourceBergen Corp.	649,122
6,079	Cardinal Health Inc.	500,302
100,573	Centene Corp.*	6,276,761
343	Chemed Corp.	183,083
42,670	Cigna Group (The)	10,556,985
88,260	CVS Health Corp.	6,004,328
1,257	DaVita Inc.*	117,743
5,646	Elevance Health Inc.	2,528,392
2,307	Encompass Health Corp.	143,080
1,156	Enhabit Inc.*	12,438
2,256	Guardant Health Inc.*	66,146
33,385	HCA Healthcare Inc.	8,819,983
3,148	Henry Schein Inc.*	232,637
2,947	Humana Inc.	1,479,011
64,751	Laboratory Corp. of America Holdings	13,761,530
3,307	McKesson Corp.	1,292,508
1,334	Molina Healthcare Inc.*	365,383
2,626	Premier Inc., Class A Shares(d)	65,650
2,610	Quest Diagnostics Inc.	346,216
2,533	Tenet Healthcare Corp.*	180,350
35,200	UnitedHealth Group Inc.	17,150,848
1,418	Universal Health Services Inc., Class B Shares	187,360

	Total Health Care Providers & Services	71,214,775

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 14.3% - (continued)
Health Care Technology - 0.0%@
2,793	Certara Inc.*	$58,039
495	Definitive Healthcare Corp., Class A Shares*	4,821
2,603	Doximity Inc., Class A Shares*(b)	79,834
3,728	Teladoc Health Inc.*	86,303
3,246	Veeva Systems Inc., Class A Shares*	537,862

	Total Health Care Technology	766,859

Life Sciences Tools & Services - 1.2%
2,102	10X Genomics Inc., Class A Shares*	110,271
6,891	Agilent Technologies Inc.	797,082
14,202	Avantor Inc.*	283,188
1,652	Azenta Inc.*	71,449
498	Bio-Rad Laboratories Inc., Class A Shares*	185,928
3,623	Bio-Techne Corp.	296,325
2,514	Bruker Corp.	173,717
1,174	Charles River Laboratories International Inc.*	227,028
15,163	Danaher Corp.	3,481,728
17,060	Illumina Inc.*	3,354,849
4,321	IQVIA Holdings Inc.*	850,848
2,546	Maravai LifeSciences Holdings Inc., Class A Shares*	32,691
512	Mettler-Toledo International Inc.*	676,798
5,282	QIAGEN NV*	238,535
1,288	Repligen Corp.*	216,281
2,938	Revvity Inc.	338,810
2,422	Sotera Health Co.*	34,126
2,467	Syneos Health Inc., Class A Shares*	102,627
16,535	Thermo Fisher Scientific Inc.	8,407,386
1,376	Waters Corp.*	345,679
1,725	West Pharmaceutical Services Inc.	577,237

	Total Life Sciences Tools & Services	20,802,583

Pharmaceuticals - 3.2%
49,886	Bristol-Myers Squibb Co.	3,214,654
4,167	Catalent Inc.*	155,137
10,592	Elanco Animal Health Inc.*	86,325
35,004	Eli Lilly & Co.	15,032,818
1,434	Jazz Pharmaceuticals PLC*	183,781
87,047	Johnson & Johnson	13,497,508
101,156	Merck & Co., Inc.	11,168,634
5,953	Organon & Co.	115,429
2,996	Perrigo Co. PLC	95,752
132,391	Pfizer Inc.	5,033,506
8,662	Royalty Pharma PLC, Class A Shares	283,594
28,220	Viatris Inc.	258,213
34,898	Zoetis Inc., Class A Shares	5,688,723

	Total Pharmaceuticals	54,814,074

	TOTAL HEALTH CARE	248,848,684

INDUSTRIALS - 10.6%
Aerospace & Defense - 1.5%
1,573	Axon Enterprise Inc.*	303,448
12,979	Boeing Co. (The)*	2,669,780
2,175	BWX Technologies Inc.	131,196
905	Curtiss-Wright Corp.	143,044
5,670	General Dynamics Corp.	1,157,701
1,057	HEICO Corp.	163,391

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.6% - (continued)
Aerospace & Defense - 1.5% - (continued)
1,838	HEICO Corp., Class A Shares	$223,960
1,983	Hexcel Corp.	136,807
8,643	Howmet Aerospace Inc.	369,488
916	Huntington Ingalls Industries Inc.	184,464
4,427	L3Harris Technologies Inc.	778,798
5,334	Lockheed Martin Corp.	2,368,349
1,373	Mercury Systems Inc.*	55,730
11,713	Northrop Grumman Corp.	5,100,894
120,145	Raytheon Technologies Corp.	11,070,160
2,513	Spirit AeroSystems Holdings Inc., Class A Shares	66,821
4,856	Textron Inc.	300,441
1,196	TransDigm Group Inc.	925,286
1,396	Woodward Inc.	147,152

	Total Aerospace & Defense	26,296,910

Air Freight & Logistics - 0.5%
2,725	CH Robinson Worldwide Inc.	257,622
3,716	Expeditors International of Washington Inc.	409,912
5,596	FedEx Corp.	1,219,816
2,423	GXO Logistics Inc.*	135,494
36,429	United Parcel Service Inc., Class B Shares	6,083,643

	Total Air Freight & Logistics	8,106,487

Building Products - 0.5%
1,511	Advanced Drainage Systems Inc.	146,220
2,041	Allegion PLC	213,774
2,963	AO Smith Corp.	189,454
1,059	Armstrong World Industries Inc.	66,124
2,408	AZEK Co., Inc. (The), Class A Shares*	55,986
3,440	Builders FirstSource Inc.*	398,868
1,197	Carlisle Cos., Inc.	254,291
19,468	Carrier Global Corp.	796,241
3,018	Fortune Brands Innovations Inc.	182,438
1,316	Hayward Holdings Inc.*	14,292
16,046	Johnson Controls International PLC	957,946
748	Lennox International Inc.	206,082
5,247	Masco Corp.	253,535
2,880	Masterbrand Inc.*	29,894
2,162	Owens Corning.	229,885
32,292	Trane Technologies PLC	5,271,023
2,620	Trex Co., Inc.*	134,537

	Total Building Products	9,400,590

Commercial Services & Supplies - 0.9%
2,016	Cintas Corp.	951,834
1,209	Clean Harbors Inc.*	169,744
10,051	Copart Inc.*	880,367
1,448	Driven Brands Holdings Inc.*	35,954
852	MSA Safety Inc.	117,201
1,639	RB Global Inc.	85,359
4,804	Republic Services Inc., Class A Shares	680,390
5,399	Rollins Inc.	212,289
2,045	Stericycle Inc.*	86,197
1,250	Tetra Tech Inc.	171,837
79,503	Waste Management Inc.	12,873,126

	Total Commercial Services & Supplies	16,264,298

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.6% - (continued)
Construction & Engineering - 0.4%
3,066	AECOM	$239,301
1,402	MasTec Inc.*	142,107
4,782	MDU Resources Group Inc.	139,539
31,855	Quanta Services Inc.	5,656,811
496	Valmont Industries Inc.	130,086
4,642	WillScot Mobile Mini Holdings Corp.*	199,977

	Total Construction & Engineering	6,507,821

Electrical Equipment - 0.6%
762	Acuity Brands Inc.	114,826
5,367	AMETEK Inc.	778,591
86,492	Bloom Energy Corp., Class A Shares*(b)	1,186,670
6,168	ChargePoint Holdings Inc.*(b)	59,644
31,354	Eaton Corp. PLC	5,515,169
13,763	Emerson Electric Co.	1,069,110
1,471	Generac Holdings Inc.*	160,221
1,247	Hubbell Inc., Class B Shares	352,228
3,851	nVent Electric PLC	167,056
12,177	Plug Power Inc.*(b)	101,313
1,560	Regal Rexnord Corp.	202,628
2,675	Rockwell Automation Inc.	745,255
3,588	Sensata Technologies Holding PLC	148,974
4,946	Sunrun Inc.*	87,247
6,772	Vertiv Holdings Co., Class A Shares	130,700

	Total Electrical Equipment	10,819,632

Ground Transportation - 1.1%
663	Avis Budget Group Inc.*	111,245
48,961	CSX Corp.	1,501,634
4,858	Hertz Global Holdings Inc.*	76,173
1,919	JB Hunt Transport Services Inc.	320,415
3,633	Knight-Swift Transportation Holdings Inc., Class A Shares	199,779
841	Landstar System Inc.	147,495
7,195	Lyft Inc., Class A Shares*	64,899
5,385	Norfolk Southern Corp.	1,121,049
2,314	Old Dominion Freight Line Inc.	718,358
2,383	RXO Inc.*	49,733
1,175	Ryder System Inc.	92,625
1,269	Schneider National Inc., Class B Shares	32,893
303,458	Uber Technologies Inc.*	11,510,162
219	U-Haul Holding Co.	11,557
1,806	U-Haul Holding Co.-Non Voting	83,600
14,395	Union Pacific Corp.	2,771,325
2,383	XPO Inc.*	111,834

	Total Ground Transportation	18,924,776

Industrial Conglomerates - 0.6%
12,851	3M Co.	1,199,127
25,529	General Electric Co.	2,591,959
35,930	Honeywell International Inc.	6,884,188

	Total Industrial Conglomerates	10,675,274

Machinery - 1.6%
1,447	AGCO Corp.	159,575
2,110	Allison Transmission Holdings Inc.	99,803
12,189	Caterpillar Inc.	2,507,887
1,121	Crane Co.	81,452

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.6% - (continued)
Machinery - 1.6% - (continued)
1,121	Crane NXT Co.	$58,998
3,283	Cummins Inc.	671,078
6,429	Deere & Co.	2,224,305
2,892	Donaldson Co., Inc.	169,269
30,768	Dover Corp.	4,102,297
1,326	Esab Corp.	77,863
3,086	Flowserve Corp.	100,449
8,247	Fortive Corp.	536,962
2,333	Gates Industrial Corp. PLC*	27,343
3,908	Graco Inc.	298,923
1,769	IDEX Corp.	352,314
7,161	Illinois Tool Works Inc.	1,566,325
9,461	Ingersoll Rand Inc.	536,060
1,961	ITT Inc.	149,350
1,305	Lincoln Electric Holdings Inc.	221,406
1,252	Middleby Corp. (The)*	165,264
1,332	Nordson Corp.	290,283
1,555	Oshkosh Corp.	114,806
129,449	Otis Worldwide Corp.	10,292,490
11,920	PACCAR Inc.	819,858
3,007	Parker-Hannifin Corp.	963,563
3,848	Pentair PLC	213,449
1,224	Snap-on Inc.	304,605
3,439	Stanley Black & Decker Inc.	257,822
1,370	Timken Co. (The)	98,023
2,430	Toro Co. (The)	237,727
4,216	Westinghouse Air Brake Technologies Corp.	390,528
5,485	Xylem Inc.	549,597

	Total Machinery	28,639,674

Marine Transportation - 0.0%@
1,332	Kirby Corp.*	95,318

Passenger Airlines - 0.1%
2,944	Alaska Air Group Inc.*	132,274
15,040	American Airlines Group Inc.*	222,291
630	Copa Holdings SA, Class A Shares	66,188
14,909	Delta Air Lines Inc.*	541,644
7,948	JetBlue Airways Corp.*	54,285
13,793	Southwest Airlines Co.	411,997
7,596	United Airlines Holdings Inc.*	360,544

	Total Passenger Airlines	1,789,223

Professional Services - 1.5%
9,780	Automatic Data Processing Inc.	2,043,922
3,057	Booz Allen Hamilton Holding Corp., Class A Shares	307,473
2,717	Broadridge Financial Solutions Inc.	398,638
546	CACI International Inc., Class A Shares*	163,374
3,187	Ceridian HCM Holding Inc.*	197,116
10,980	Clarivate PLC*	85,644
22,550	Concentrix Corp.	1,977,635
77,579	CoStar Group Inc.*	6,159,773
5,475	Dun & Bradstreet Holdings Inc.	54,750
2,831	Equifax Inc.	590,603
806	FTI Consulting Inc.*	151,536
4,208	Genpact Ltd.	154,770

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 10.6% - (continued)
Professional Services - 1.5% - (continued)
2,977	Jacobs Solutions Inc.	$326,279
3,092	KBR Inc.	182,490
3,172	Leidos Holdings Inc.	247,606
1,126	ManpowerGroup Inc.	79,012
7,514	Paychex Inc.	788,444
1,192	Paycom Software Inc.	333,915
1,438	Paycor HCM Inc.*	31,622
931	Paylocity Holding Corp.*	160,830
2,512	Robert Half International Inc.	163,330
1,242	Science Applications International Corp.	120,884
5,138	SS&C Technologies Holdings Inc.	282,385
4,482	TransUnion	322,614
47,761	Verisk Analytics Inc., Class A Shares	10,464,913

	Total Professional Services	25,789,558

Trading Companies & Distributors - 1.3%
73,409	AerCap Holdings NV*	4,190,186
58,617	Air Lease Corp., Class A Shares	2,228,618
1,659	Core & Main Inc., Class A Shares*	44,362
13,408	Fastenal Co.	722,021
1,017	MSC Industrial Direct Co., Inc., Class A Shares	91,448
1,048	SiteOne Landscape Supply Inc.*	144,509
26,362	United Rentals Inc.	8,799,372
3,666	Univar Solutions Inc.*	130,583
767	Watsco Inc.	248,792
1,058	WESCO International Inc.	145,348
8,209	WW Grainger Inc.	5,327,805

	Total Trading Companies & Distributors	22,073,044

	TOTAL INDUSTRIALS	185,382,605

INFORMATION TECHNOLOGY - 24.6%
Communications Equipment - 1.2%
5,731	Arista Networks Inc.*	953,295
3,484	Ciena Corp.*	162,842
176,661	Cisco Systems Inc.	8,774,752
72,445	CommScope Holding Co., Inc.*	301,371
26,932	F5 Inc.*	3,974,625
7,442	Juniper Networks Inc.	226,014
1,536	Lumentum Holdings Inc.*	81,254
20,635	Motorola Solutions Inc.	5,817,419
142	Ubiquiti Inc.	23,167
1,717	ViaSat Inc.*	76,595

	Total Communications Equipment	20,391,334

Electronic Equipment, Instruments & Components - 1.0%
13,642	Amphenol Corp., Class A Shares	1,029,289
35,766	Arrow Electronics Inc.*	4,529,406
2,215	Avnet Inc.	97,106
3,149	CDW Corp.	540,652
4,046	Cognex Corp.	222,368
2,825	Coherent Corp.*	104,412
17,587	Corning Inc.	541,856
205,373	Flex Ltd.*	5,214,420
718	IPG Photonics Corp.*	79,317
2,996	Jabil Inc.	268,202
4,175	Keysight Technologies Inc.*	675,515

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 24.6% - (continued)
Electronic Equipment, Instruments & Components - 1.0% - (continued)
575	Littelfuse Inc.	$147,223
3,087	National Instruments Corp.	178,429
24,015	TD SYNNEX Corp.	2,146,461
1,079	Teledyne Technologies Inc.*	419,353
5,733	Trimble Inc.*	267,559
3,671	Vontier Corp.	108,808
1,202	Zebra Technologies Corp., Class A Shares*	315,609

	Total Electronic Equipment, Instruments & Components	16,885,985

IT Services - 1.5%
14,842	Accenture PLC, Class A Shares	4,540,464
3,607	Akamai Technologies Inc.*	332,277
2,813	Amdocs Ltd.	264,900
6,586	Cloudflare Inc., Class A Shares*	455,488
74,399	Cognizant Technology Solutions Corp., Class A Shares	4,649,193
5,429	DXC Technology Co.*	135,888
1,278	EPAM Systems Inc.*	327,960
1,788	Gartner Inc.*	613,034
959	Globant SA*	176,274
3,644	GoDaddy Inc., Class A Shares*	267,397
21,080	International Business Machines Corp.	2,710,677
5,017	Kyndryl Holdings Inc.*	63,013
1,544	MongoDB Inc., Class A Shares*	453,612
3,523	Okta Inc., Class A Shares*	320,241
7,258	Snowflake Inc., Class A Shares*	1,200,183
2,055	Thoughtworks Holding Inc.*	16,933
4,056	Twilio Inc., Class A Shares*	282,379
43,693	VeriSign Inc.*	9,757,521
1,303	Wix.com Ltd.*	99,315

	Total IT Services	26,666,749

Semiconductors & Semiconductor Equipment - 6.7%
67,882	Advanced Micro Devices Inc.*	8,024,331
1,543	Allegro MicroSystems Inc.*	60,686
61,039	Analog Devices Inc.	10,846,020
28,410	Applied Materials Inc.	3,787,053
5,170	ASML Holding NV, Class REG Shares, ADR	3,737,548
23,852	Broadcom Inc.	19,271,462
1,290	Cirrus Logic Inc.*	100,207
3,048	Enphase Energy Inc.*	529,986
3,456	Entegris Inc.	363,744
2,474	First Solar Inc.*	502,123
1,526	GLOBALFOUNDRIES Inc.*(b)	89,012
142,680	Intel Corp.	4,485,859
3,305	KLA Corp.	1,464,082
3,189	Lam Research Corp.	1,966,656
3,160	Lattice Semiconductor Corp.*	256,940
19,769	Marvell Technology Inc.	1,156,289
12,399	Microchip Technology Inc.	933,149
25,311	Micron Technology Inc.	1,726,210
1,318	MKS Instruments Inc.	128,255
1,075	Monolithic Power Systems Inc.	526,653
104,815	NVIDIA Corp.	39,655,707
10,105	ON Semiconductor Corp.*	844,778
2,385	Qorvo Inc.*	231,965

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 24.6% - (continued)
Semiconductors & Semiconductor Equipment - 6.7% - (continued)
26,247	QUALCOMM Inc.	$2,976,672
92,838	Skyworks Solutions Inc.	9,609,662
3,647	Teradyne Inc.	365,393
21,256	Texas Instruments Inc.	3,695,993
1,042	Universal Display Corp.	153,518
2,867	Wolfspeed Inc.*	137,731

	Total Semiconductors & Semiconductor Equipment	117,627,684

Software - 9.8%
29,980	Adobe Inc.*	12,525,344
1,354	Alteryx Inc., Class A Shares*	52,725
2,026	ANSYS Inc.*	655,593
5,338	AppLovin Corp., Class A Shares*	133,503
643	Aspen Technology Inc.*	105,401
15,575	Atlassian Corp., Class A Shares*	2,815,804
5,071	Autodesk Inc.*	1,011,107
3,992	Bentley Systems Inc., Class B Shares	194,730
2,303	BILL Holdings Inc.*	238,545
3,599	Black Knight Inc.*	207,950
6,355	Cadence Design Systems Inc.*	1,467,433
4,082	CCC Intelligent Solutions Holdings Inc.*	44,657
2,999	Confluent Inc., Class A Shares*	95,188
27,446	Crowdstrike Holdings Inc., Class A Shares*	4,394,928
6,184	Datadog Inc., Class A Shares*	586,923
4,601	DocuSign Inc., Class A Shares*	259,496
1,456	Dolby Laboratories Inc., Class A Shares	120,164
2,093	DoubleVerify Holdings Inc.*	72,983
6,379	Dropbox Inc., Class A Shares*	146,845
5,063	Dynatrace Inc.*	258,162
1,847	Elastic NV*	134,498
565	Fair Isaac Corp.*	445,034
1,630	Five9 Inc.*	107,759
15,031	Fortinet Inc.*	1,027,068
239,411	Gen Digital Inc.	4,199,269
1,866	Guidewire Software Inc.*	154,841
1,078	HubSpot Inc.*	558,393
854	Informatica Inc., Class A Shares*	15,082
19,955	Intuit Inc.	8,363,540
1,574	Jamf Holding Corp.*	28,930
1,470	Manhattan Associates Inc.*	266,687
243,010	Microsoft Corp.	79,802,054
1,692	nCino Inc.*	46,513
2,949	NCR Corp.*	69,891
1,274	New Relic Inc.*	89,753
5,151	Nutanix Inc., Class A Shares*	152,573
78,805	Oracle Corp.	8,348,602
42,845	Palantir Technologies Inc., Class A Shares*	630,250
47,119	Palo Alto Networks Inc.*	10,054,723
936	Pegasystems Inc.	45,265
1,689	Procore Technologies Inc.*	102,134
2,453	PTC Inc.*	329,683
1,968	RingCentral Inc., Class A Shares*	68,290
2,480	Roper Technologies Inc.	1,126,466
43,823	Salesforce Inc.*	9,789,182

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 24.6% - (continued)
Software - 9.8% - (continued)
4,139	SentinelOne Inc., Class A Shares*	$88,492
14,591	ServiceNow Inc.*	7,948,885
2,876	Smartsheet Inc., Class A Shares*	142,592
27,084	Splunk Inc.*	2,689,170
3,552	Synopsys Inc.*	1,616,018
2,455	Teradata Corp.*	115,041
958	Tyler Technologies Inc.*	380,288
8,985	UiPath Inc., Class A Shares*	160,742
22,453	Unity Software Inc.*	667,303
5,000	VMware Inc., Class A Shares*	681,450
17,673	Workday Inc., Class A Shares*	3,746,499
5,882	Zoom Video Communications Inc., Class A Shares*	394,859
1,965	Zscaler Inc.*	266,218

	Total Software	170,241,518

Technology Hardware, Storage & Peripherals - 4.4%
404,827	Apple Inc.	71,755,586
5,779	Dell Technologies Inc., Class C Shares	258,957
29,938	Hewlett Packard Enterprise Co.	431,706
23,443	HP Inc.	681,254
5,061	NetApp Inc.	335,797
6,551	Pure Storage Inc., Class A Shares*	188,603
88,574	Western Digital Corp.*	3,430,471

	Total Technology Hardware, Storage & Peripherals	77,082,374

	TOTAL INFORMATION TECHNOLOGY	428,895,644

MATERIALS - 2.7%
Chemicals - 1.5%
5,161	Air Products & Chemicals Inc.	1,389,031
2,726	Albemarle Corp.	527,563
1,185	Ashland Inc.	100,583
5,276	Axalta Coating Systems Ltd.*	153,057
42,582	Celanese Corp., Class A Shares	4,429,380
4,560	CF Industries Holdings Inc.	280,486
3,596	Chemours Co. (The)	95,258
16,809	Corteva Inc.	899,113
16,407	Dow Inc.	800,333
66,713	DuPont de Nemours Inc.	4,482,446
2,826	Eastman Chemical Co.	217,856
5,780	Ecolab Inc.	953,989
5,097	Element Solutions Inc.	91,389
2,933	FMC Corp.	305,267
19,812	Ginkgo Bioworks Holdings Inc.*	31,303
4,180	Huntsman Corp.	99,275
5,936	International Flavors & Fragrances Inc.	458,793
11,573	Linde PLC	4,092,907
5,985	LyondellBasell Industries NV, Class A Shares	511,957
7,920	Mosaic Co. (The)	253,123
130	NewMarket Corp.	50,677
2,983	Olin Corp.	141,126
5,489	PPG Industries Inc.	720,651
2,972	RPM International Inc.	237,136
968	Scotts Miracle-Gro Co. (The)	61,178
18,174	Sherwin-Williams Co. (The)	4,139,674
736	Westlake Corp.	76,507

	Total Chemicals	25,600,058

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 2.7% - (continued)
Construction Materials - 0.6%
834	Eagle Materials Inc.	$135,884
1,448	Martin Marietta Materials Inc.	576,362
45,850	Vulcan Materials Co.	8,963,675

	Total Construction Materials	9,675,921

Containers & Packaging - 0.4%
34,933	Amcor PLC	336,754
1,535	AptarGroup Inc.	172,672
532	Ardagh Group SA, Class A Shares*(a)(d)	2,929
3,600	Ardagh Metal Packaging SA	12,996
1,896	Avery Dennison Corp.	305,503
7,182	Ball Corp.	367,431
68,405	Berry Global Group Inc.	3,913,450
2,693	Crown Holdings Inc.	205,288
7,197	Graphic Packaging Holding Co.	172,008
8,293	International Paper Co.	244,146
2,126	Packaging Corp. of America	263,688
3,411	Sealed Air Corp.	129,106
1,870	Silgan Holdings Inc.	84,131
2,277	Sonoco Products Co.	136,301
5,902	WestRock Co.	165,315

	Total Containers & Packaging	6,511,718

Metals & Mining - 0.2%
4,177	Alcoa Corp.	132,494
11,899	Cleveland-Cliffs Inc.*	165,158
33,221	Freeport-McMoRan Inc.	1,140,809
2,235	MP Materials Corp.*	46,309
18,514	Newmont Corp.	750,743
5,972	Nucor Corp.	788,662
1,379	Reliance Steel & Aluminum Co.	323,624
1,531	Royal Gold Inc.	189,599
2,027	Southern Copper Corp.	135,343
4,595	SSR Mining Inc.	67,868
3,936	Steel Dynamics Inc.	361,718
5,244	United States Steel Corp.	109,705

	Total Metals & Mining	4,212,032

Paper & Forest Products - 0.0%@
1,622	Louisiana-Pacific Corp	94,919

	TOTAL MATERIALS	46,094,648

REAL ESTATE - 2.3%
Diversified REITs - 0.0%@
4,909	WP Carey Inc.	340,488

Health Care REITs - 0.1%
8,862	Healthcare Realty Trust Inc., Class A Shares	164,922
12,558	Healthpeak Properties Inc.	250,658
13,927	Medical Properties Trust Inc.(b)	114,898
5,540	Omega Healthcare Investors Inc.	165,147
9,298	Ventas Inc.	401,116
11,019	Welltower Inc.	822,127

	Total Health Care REITs	1,918,868

Hotel & Resort REITs - 0.0%@
16,486	Host Hotels & Resorts Inc.	273,668

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.3% - (continued)
Hotel & Resort REITs - 0.0%@ - (continued)
5,285	Park Hotels & Resorts Inc.	$68,388

	Total Hotel & Resort REITs	342,056

Industrial REITs - 0.2%
6,287	Americold Realty Trust Inc.	184,209
975	EastGroup Properties Inc.	160,495
3,111	First Industrial Realty Trust Inc.	161,710
21,562	Prologis Inc.	2,685,547
4,574	Rexford Industrial Realty Inc.	249,008

	Total Industrial REITs	3,440,969

Office REITs - 0.0%@
4,020	Alexandria Real Estate Equities Inc.	456,109
3,650	Boston Properties Inc.	177,645
3,533	Cousins Properties Inc.	70,377
4,107	Douglas Emmett Inc.	47,641
2,392	Highwoods Properties Inc.	49,467
3,404	Hudson Pacific Properties Inc.	15,897
2,293	JBG SMITH Properties	32,469
2,593	Kilroy Realty Corp.	70,374
1,438	SL Green Realty Corp.(b)	33,261
3,867	Vornado Realty Trust	52,437

	Total Office REITs	1,005,677

Real Estate Management & Development - 0.1%
7,342	CBRE Group Inc., Class A Shares*	550,063
873	Howard Hughes Corp. (The)*	65,100
1,115	Jones Lang LaSalle Inc.*	156,479
11,366	Opendoor Technologies Inc.*	30,006
3,138	WeWork Inc., Class A Shares*(b)	537
1,224	Zillow Group Inc., Class A Shares*	54,823
3,574	Zillow Group Inc., Class C Shares*	163,010

	Total Real Estate Management & Development	1,020,018

Residential REITs - 0.4%
7,168	American Homes 4 Rent, Class A Shares	245,719
3,378	Apartment Income REIT Corp.	117,183
3,253	AvalonBay Communities Inc.	565,957
2,414	Camden Property Trust	252,191
4,136	Equity LifeStyle Properties Inc.	261,271
65,560	Equity Residential	3,986,048
1,514	Essex Property Trust Inc.	327,115
14,213	Invitation Homes Inc.	481,536
2,674	Mid-America Apartment Communities Inc.	393,238
2,833	Sun Communities Inc.	358,743
7,749	UDR Inc.	307,403

	Total Residential REITs	7,296,404

Retail REITs - 0.2%
7,028	Brixmor Property Group Inc.	140,771
1,873	Federal Realty Investment Trust	165,199
14,065	Kimco Realty Corp.	258,515
4,151	NNN REIT Inc.	176,583
14,619	Realty Income Corp.	868,953
3,990	Regency Centers Corp.	224,517
7,598	Simon Property Group Inc.	798,930
3,247	Spirit Realty Capital Inc.	126,828

	Total Retail REITs	2,760,296

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 2.3% - (continued)
Specialized REITs - 1.3%
10,868	American Tower Corp.	$2,004,494
91,974	Crown Castle Inc.	10,412,376
5,205	CubeSmart	231,310
6,682	Digital Realty Trust Inc.	684,638
1,614	EPR Properties	67,320
6,183	Equinix Inc.	4,609,736
3,086	Extra Space Storage Inc.	445,217
5,686	Gaming and Leisure Properties Inc.	273,724
6,722	Iron Mountain Inc.	359,089
2,017	Lamar Advertising Co., Class A Shares	181,288
1,962	Life Storage Inc.	249,939
2,067	National Storage Affiliates Trust	75,673
3,672	Public Storage	1,040,278
3,496	Rayonier Inc.	102,503
2,484	SBA Communications Corp., Class A Shares	550,901
23,463	VICI Properties Inc., Class A Shares	725,711
17,139	Weyerhaeuser Co	491,204

	Total Specialized REITs	22,505,401

	TOTAL REAL ESTATE	40,630,177

UTILITIES - 1.9%
Electric Utilities - 1.4%
5,838	Alliant Energy Corp.	300,423
11,983	American Electric Power Co., Inc.	996,027
1,711	Avangrid Inc.	64,214
7,606	Constellation Energy Corp.	639,056
18,038	Duke Energy Corp.	1,610,613
70,558	Edison International	4,764,076
4,728	Entergy Corp.	464,290
5,177	Evergy Inc.	299,489
8,027	Eversource Energy	555,709
23,344	Exelon Corp.	925,590
12,648	FirstEnergy Corp.	472,909
2,582	Hawaiian Electric Industries Inc.	92,720
1,201	IDACORP Inc.	124,988
78,118	NextEra Energy Inc.	5,738,548
105,345	NRG Energy Inc.	3,559,608
4,666	OGE Energy Corp.	164,616
38,349	PG&E Corp.*	649,632
2,629	Pinnacle West Capital Corp.	203,169
17,166	PPL Corp.	449,749
25,477	Southern Co. (The)	1,777,021
12,704	Xcel Energy Inc.	829,444

	Total Electric Utilities	24,681,891

Gas Utilities - 0.0%@
3,325	Atmos Energy Corp.	383,306
2,094	National Fuel Gas Co	106,605
4,880	UGI Corp.	136,494

	Total Gas Utilities	626,405

Independent Power & Renewable Electricity Producers - 0.0%@
15,538	AES Corp. (The)	306,720
2,849	Brookfield Renewable Corp., Class A Shares	95,670
9,170	Vistra Corp.	219,805

	Total Independent Power & Renewable Electricity Producers	622,195

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 1.9% - (continued)
Multi-Utilities - 0.4%
5,995	Ameren Corp.	$486,015
14,676	CenterPoint Energy Inc.	414,010
6,743	CMS Energy Corp.	390,959
8,267	Consolidated Edison Inc.	771,311
19,554	Dominion Energy Inc.	983,175
4,493	DTE Energy Co.	483,447
9,456	NiSource Inc.	254,272
11,599	Public Service Enterprise Group Inc.	693,040
7,390	Sempra Energy	1,060,687
7,443	WEC Energy Group Inc.	650,146

	Total Multi-Utilities	6,187,062

Water Utilities - 0.1%
4,516	American Water Works Co., Inc.	652,336
5,389	Essential Utilities Inc.	219,548

	Total Water Utilities	871,884

	TOTAL UTILITIES	32,989,437

	TOTAL COMMON STOCKS (Cost - $946,210,610)	1,653,123,912

OPEN END MUTUAL FUND SECURITY - 2.1%
FINANCIALS - 2.1%
Capital Markets - 2.1%
488,300	iShares® Core S&P U.S. Value ETF, Common Class Shares (Cost - $35,499,458)	35,831,454

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $981,710,068)	1,688,955,366

Face Amount†
SHORT-TERM INVESTMENTS (e) - 2.9%
MONEY MARKET FUND - 0.2%
$ 2,782,110		Invesco STIT - Government & Agency Portfolio, 4.972%, Institutional Class(f) (Cost - $2,782,110)	2,782,110

TIME DEPOSITS - 2.7%
7,389,431		ANZ National Bank - London, 4.430% due 6/1/23	7,389,431
38,789	CAD	BBH - Grand Cayman, 3.330% due 6/1/23	28,572
34,240,154		Citibank - New York, 4.430% due 6/1/23	34,240,154
51,492		JP Morgan Chase & Co. - New York, 4.430% due 6/1/23	51,492
941,803		Royal Bank of Canada - Toronto, 4.430% due 6/1/23	941,803
5,028,946		Sumitomo Mitsui Banking Corp. - Tokyo, 4.430% due 6/1/23	5,028,946

		TOTAL TIME DEPOSITS (Cost - $47,680,398)	47,680,398

		TOTAL SHORT-TERM INVESTMENTS (Cost - $50,462,508)	50,462,508

		TOTAL INVESTMENTS - 99.9% (Cost - $1,032,172,576)	1,739,417,874

		Other Assets in Excess of Liabilities - 0.1%	1,849,755

		TOTAL NET ASSETS - 100.0%	$1,741,267,629

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Affiliated security. As of May 31, 2023, total cost and total market value of affiliated securities amounted to $739,701 and $2,360,984, respectively.

Underlying Security	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Dividend/ Interest Income	Ending Value as of May 31, 2023
Morgan Stanley	$ 2,628,440	$ 80,007	$ (248,657)	$ 155,385	$ (254,191)	$ 68,557	$2,360,984

(d)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(e)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.7%.
(f)	Represents investments of collateral received from securities lending transactions.

At May 31, 2023, for Large Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Large Cap Equity Fund	$ 1,032,172,576	$ 782,931,839	$ (74,907,436)	$ 708,024,403

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
ETF	—	Exchange-Traded Fund
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Information Technology	24.7%
Health Care	14.3
Financials	14.2
Industrials	10.7
Consumer Discretionary	10.1
Communication Services	7.8
Consumer Staples	5.9
Materials	2.7
Energy	2.6
Real Estate	2.3
Utilities	1.9
Short-Term Investments	2.8

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Large Cap Equity Fund

At May 31, 2023, Large Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
S&P 500 E-mini Index June Futures	66	6/23	$13,033,117	$13,828,651	$795,534
S&P MidCap 400 E-mini Index June Futures	4	6/23	980,029	963,600	(16,429)

					$779,105

At May 31, 2023, Large Cap Equity Fund had deposited cash of $781,984 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviation used in this schedule:

CAD	—	Canadian Dollar

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.5%
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 0.2%
801	Anterix Inc.*	$26,153
382	ATN International Inc.	14,336
868	Bandwidth Inc., Class A Shares*	10,329
4,518	Charge Enterprises Inc.*	4,125
1,655	Cogent Communications Holdings Inc.	101,816
2,589	Consolidated Communications Holdings Inc.*	9,450
1,244	EchoStar Corp., Class A Shares*	19,618
9,296	Frontier Communications Parent Inc.*	138,325
5,412	GCI Liberty Inc., Class A Shares*	–
25,763	Globalstar Inc.*	29,370
600	IDT Corp., Class B Shares*	18,234
4,804	Iridium Communications Inc.	288,432
2,029	Liberty Latin America Ltd., Class A Shares*	14,852
5,763	Liberty Latin America Ltd., Class C Shares*	42,070
1,120	Ooma Inc.*	14,918
3,089	Radius Global Infrastructure Inc., Class A Shares*	45,717

	Total Diversified Telecommunication Services	777,745

Entertainment - 0.6%
20,067	AMC Entertainment Holdings Inc., Class A Shares*(a)	90,302
4,030	Cinemark Holdings Inc.*	64,520
1,635	IMAX Corp.*	28,351
409	Liberty Media Corp-Liberty Braves, Class A Shares*	15,284
1,471	Liberty Media Corp-Liberty Braves, Class C Shares*	53,956
808	Liberty Media Corp-Liberty Formula One, Class A Shares*	51,025
7,723	Liberty Media Corp-Liberty Formula One, Class C Shares*	543,699
2,537	Lions Gate Entertainment Corp., Class A Shares*	26,131
91,280	Lions Gate Entertainment Corp., Class B Shares*	884,503
1,072	Madison Square Garden Entertainment Corp.*	37,617
745	Madison Square Garden Sports Corp., Class A Shares	131,604
809	Marcus Corp. (The)	12,362
3,300	Playstudios Inc.*	14,949
3,301	Playtika Holding Corp.*	33,109
992	Reservoir Media Inc.*	6,458
13,206	Skillz Inc., Class A Shares*	6,180
1,072	Sphere Entertainment Co.*	25,589
1,280	Vivid Seats Inc., Class A Shares*	9,357
10,181	World Wrestling Entertainment Inc., Class A Shares(a)	1,031,539

	Total Entertainment	3,066,535

Interactive Media & Services - 0.2%
654	Arena Group Holdings Inc. (The)*	2,747
3,830	Bumble Inc., Class A Shares*	58,599
4,069	Cargurus Inc., Class A Shares*	76,456
2,700	Cars.com Inc.*	47,655
1,882	DHI Group Inc.*	6,888
2,993	Eventbrite Inc., Class A Shares*	21,729
770	EverQuote Inc., Class A Shares*	7,015
7,693	fuboTV Inc.*	11,924
2,987	IAC Inc.*	166,794
847	MediaAlpha Inc., Class A Shares*	7,471

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
COMMUNICATION SERVICES - 1.9% - (continued)
Interactive Media & Services - 0.2% - (continued)
1,027	Outbrain Inc.*	$4,755
1,999	QuinStreet Inc.*	18,431
967	Shutterstock Inc.	48,128
3,936	TripAdvisor Inc.*	61,244
2,364	TrueCar Inc.*	5,343
5,844	Vimeo Inc.*	21,447
420	Vinco Ventures Inc.*	916
2,634	Yelp Inc., Class A Shares*	88,239
1,778	Ziff Davis Inc.*	104,973
2,653	ZipRecruiter Inc., Class A Shares*	41,042

	Total Interactive Media & Services	801,796

Media - 0.9%
2,665	Advantage Solutions Inc.*	5,063
7,521	Altice USA Inc., Class A Shares*	19,254
1,217	AMC Networks Inc., Class A Shares*	13,764
862	Boston Omaha Corp., Class A Shares*	16,447
1,282	Cable One Inc.	784,366
1,317	Cardlytics Inc.*	6,809
13,890	Clear Channel Outdoor Holdings Inc., Class A Shares*	17,085
47,650	Criteo SA, ADR*	1,519,558
422	Cumulus Media Inc., Class A Shares*	1,359
41	Daily Journal Corp.*	12,086
2,331	Entravision Communications Corp., Class A Shares	9,627
2,008	EW Scripps Co. (The), Class A Shares*	15,823
690	Gambling.com Group Ltd.*	6,997
4,982	Gannett Co., Inc.*	11,060
3,030	Gray Television Inc.	21,301
4,494	iHeartMedia Inc., Class A Shares*	10,651
2,245	Innovid Corp.*	2,784
1,380	Integral Ad Science Holding Corp.*	26,096
15,038	Interpublic Group of Cos., Inc. (The)	559,263
1,653	John Wiley & Sons Inc., Class A Shares	59,508
5,443	Magnite Inc.*	64,663
6,180	New York Times Co. (The), Class A Shares	218,896
14,797	News Corp., Class A Shares	270,933
4,554	News Corp., Class B Shares	84,158
1,380	Nexstar Media Group Inc., Class A Shares	208,270
1,765	PubMatic Inc., Class A Shares*	30,976
3,493	Quotient Technology Inc.*	9,431
1,222	Scholastic Corp.	51,911
1,502	Sinclair Broadcast Group Inc., Class A Shares	23,101
2,811	Stagwell Inc., Class A Shares*	17,428
1,022	TechTarget Inc.*	35,504
8,701	TEGNA Inc.	134,778
945	Thryv Holdings Inc.*	22,018
2,259	WideOpenWest Inc.*	17,168

	Total Media	4,308,136

Wireless Telecommunication Services - 0.0%@
2,094	Gogo Inc.*	31,515
2,391	KORE Group Holdings Inc.*(a)	3,778
1,859	Shenandoah Telecommunications Co	35,284
4,205	Telephone & Data Systems Inc.	28,089
522	United States Cellular Corp.*	7,464

	Total Wireless Telecommunication Services	106,130

	TOTAL COMMUNICATION SERVICES	9,060,342

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.3%
Automobile Components - 0.6%
3,670	Adient PLC*	$123,642
4,445	American Axle & Manufacturing Holdings Inc.*	30,004
9,017	BorgWarner Inc.	399,724
5,000	Dana Inc.	64,350
1,023	Dorman Products Inc.*	83,937
1,633	Fox Factory Holding Corp.*	145,206
9,181	Gentex Corp.	241,093
1,285	Gentherm Inc.*	70,624
10,862	Goodyear Tire & Rubber Co. (The)*	149,135
2,083	Holley Inc.*	6,166
964	LCI Industries	104,151
2,282	Lear Corp.	279,910
9,434	Luminar Technologies Inc., Class A Shares*(a)	64,246
1,949	Modine Manufacturing Co.*	53,188
670	Motorcar Parts of America Inc.*	3,692
849	Patrick Industries Inc.	55,635
9,650	QuantumScape Corp., Class A Shares*(a)	62,628
5,627	Solid Power Inc.*	12,323
760	Standard Motor Products Inc.	26,843
946	Stoneridge Inc.*	15,477
6,147	Visteon Corp.*	821,116
836	XPEL Inc.*	57,575

	Total Automobile Components	2,870,665

Automobiles - 0.1%
13,232	Canoo Inc.*	7,357
8,459	Cenntro Electric Group Ltd.*	2,553
4,785	Faraday Future Intelligent Electric Inc.*	1,180
6,576	Fisker Inc.*	41,297
5,118	Harley-Davidson Inc.	159,221
391	Lordstown Motors Corp., Class A Shares*	1,329
523	Mullen Automotive Inc.*	380
1,962	Thor Industries Inc.	153,566
1,183	Winnebago Industries Inc.	65,822
6,490	Workhorse Group Inc.*(a)	5,456

	Total Automobiles	438,161

Broadline Retail - 0.1%
1,301	1stdibs.com Inc.*	4,931
998	Big Lots Inc.(a)	5,010
812	ContextLogic Inc., Class A Shares*	5,692
152	Dillard’s Inc., Class A Shares	41,847
1,179	Groupon Inc., Class A Shares*(a)	6,366
4,392	Kohl’s Corp.	80,461
10,209	Macy’s Inc.	138,740
4,339	Nordstrom Inc.(a)	66,387
2,422	Ollie’s Bargain Outlet Holdings Inc.*	133,501
14,475	Qurate Retail Inc., Class A Shares*	12,016

	Total Broadline Retail	494,951

Distributors - 0.1%
2,201	Pool Corp	696,022

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.3% - (continued)
Distributors - 0.1% - (continued)
348	Weyco Group Inc.	$9,445

	Total Distributors	705,467

Diversified Consumer Services - 0.4%
2,764	2U Inc.*	11,056
8,133	ADT Inc.	46,277
1,725	Adtalem Global Education Inc.*	71,587
753	American Public Education Inc.*	3,773
7,635	Beachbody Co., Inc. (The)*	3,709
2,223	Bright Horizons Family Solutions Inc.*	190,289
552	Carriage Services Inc., Class A Shares	14,440
4,806	Chegg Inc.*	43,158
4,291	Coursera Inc.*	54,324
924	Duolingo Inc., Class A Shares*	138,203
1,062	European Wax Center Inc., Class A Shares*	18,404
3,159	Frontdoor Inc.*	97,392
144	Graham Holdings Co., Class B Shares	81,324
1,166	Grand Canyon Education Inc.*	122,150
6,090	H&R Block Inc.	181,786
5,340	Laureate Education Inc., Class A Shares	64,614
2,966	Mister Car Wash Inc.*	24,469
3,366	Nerdy Inc.*	8,718
2,476	OneSpaWorld Holdings Ltd.*	25,825
2,348	Perdoceo Education Corp.*	27,683
4,188	Rover Group Inc., Class A Shares*	19,474
5,793	Service Corp. International	368,493
876	Strategic Education Inc.	69,125
1,561	Stride Inc.*	63,080
2,574	Udemy Inc.*	25,740
1,399	Universal Technical Institute Inc.*	8,996
2,394	WW International Inc.*	15,705

	Total Diversified Consumer Services	1,799,794

Hotels, Restaurants & Leisure - 2.5%
2,156	Accel Entertainment Inc., Class A Shares*	20,115
9,085	Aramark	358,676
1,358	Bally’s Corp.*	18,455
43	Biglari Holdings Inc., Class B Shares*	8,859
912	BJ’s Restaurants Inc.*	27,159
3,395	Bloomin’ Brands Inc.	81,107
536	Bluegreen Vacations Holding Corp., Class A Shares	15,319
1,093	Bowlero Corp.*	12,526
2,970	Boyd Gaming Corp.	189,278
1,681	Brinker International Inc.*	61,491
1,124	Century Casinos Inc.*	7,632
1,880	Cheesecake Factory Inc. (The)	58,900
1,230	Choice Hotels International Inc.	139,593
9,758	Churchill Downs Inc.	1,325,332
673	Chuy’s Holdings Inc.*	24,793
866	Cracker Barrel Old Country Store Inc.	84,885
1,609	Dave & Buster’s Entertainment Inc.*	51,729
1,906	Denny’s Corp.*	21,099
533	Dine Brands Global Inc.	31,889
756	El Pollo Loco Holdings Inc.	6,910
3,489	Everi Holdings Inc.*	48,497

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.3% - (continued)
Hotels, Restaurants & Leisure - 2.5% - (continued)
1,341	F45 Training Holdings Inc.*	$1,368
640	First Watch Restaurant Group Inc.*	11,296
1,323	Full House Resorts Inc.*	9,393
752	Golden Entertainment Inc.*	31,689
3,348	Hilton Grand Vacations Inc.*	143,127
1,833	Hyatt Hotels Corp., Class A Shares	197,011
625	Inspired Entertainment Inc.*	8,581
54,728	International Game Technology PLC	1,342,478
803	Jack in the Box Inc.	69,508
2,731	Krispy Kreme Inc.	40,801
164	Kura Sushi USA Inc., Class A Shares*	13,364
1,798	Life Time Group Holdings Inc.*	34,180
3,663	Light & Wonder Inc., Class A Shares*	213,516
1,085	Lindblad Expeditions Holdings Inc.*	10,286
1,421	Marriott Vacations Worldwide Corp.	175,096
537	Monarch Casino & Resort Inc.	34,846
496	NEOGAMES SA*	13,526
1,393	Noodles & Co., Class A Shares*	4,667
16,236	Norwegian Cruise Line Holdings Ltd.*(a)	241,105
786	ONE Group Hospitality Inc. (The)*	5,549
1,259	Papa John’s International Inc.	88,268
5,981	Penn Entertainment Inc.*	149,764
15,141	Planet Fitness Inc., Class A Shares*	968,116
1,075	Portillo’s Inc., Class A Shares*	21,575
318	RCI Hospitality Holdings Inc.	22,969
1,982	Red Rock Resorts Inc., Class A Shares	90,359
2,470	Rush Street Interactive Inc.*	7,410
1,213	Ruth’s Hospitality Group Inc.	25,995
12,587	Sabre Corp.*	39,020
9,390	SeaWorld Entertainment Inc.*	523,586
1,478	Shake Shack Inc., Class A Shares*	97,799
2,921	Six Flags Entertainment Corp.*	74,632
6,049	Sonder Holdings Inc.*	4,294
3,601	Sweetgreen Inc., Class A Shares*	34,318
999	Target Hospitality Corp.*(a)	14,116
13,997	Texas Roadhouse Inc., Class A Shares	1,510,276
3,006	Travel + Leisure Co	109,629
4,673	Vacasa Inc., Class A Shares*	3,585
1,562	Vail Resorts Inc.	379,878
6,452	Wendy’s Co. (The)	142,009
8,458	Wingstop Inc.	1,686,187
3,306	Wyndham Hotels & Resorts Inc.	225,635
4,025	Wynn Resorts Ltd	397,268
803	Xponential Fitness Inc., Class A Shares*	21,271

	Total Hotels, Restaurants & Leisure	11,833,590

Household Durables - 1.1%
803	Aterian Inc.*	469
971	Beazer Homes USA Inc.*	19,682
346	Cavco Industries Inc.*	86,147
1,095	Century Communities Inc.	69,675
1,032	Dream Finders Homes Inc., Class A Shares*	19,133
824	Ethan Allen Interiors Inc.	20,625
4,982	GoPro Inc., Class A Shares*	20,924

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.3% - (continued)
Household Durables - 1.1% - (continued)
993	Green Brick Partners Inc.*	$47,535
914	Helen of Troy Ltd.*	88,000
162	Hovnanian Enterprises Inc., Class A Shares*	13,602
919	Installed Building Products Inc.	96,072
1,016	iRobot Corp.*	36,017
15,242	KB Home	660,436
1,696	La-Z-Boy Inc.	45,317
368	Legacy Housing Corp.*	7,007
5,180	Leggett & Platt Inc.	157,886
786	LGI Homes Inc.*	89,423
500	Lifetime Brands Inc.	2,450
483	Lovesac Co. (The)*	10,182
1,079	M/I Homes Inc.*	76,253
2,176	MDC Holdings Inc.	87,649
1,364	Meritage Homes Corp.	157,310
2,044	Mohawk Industries Inc.*	188,130
50,673	Newell Brands Inc.	421,093
8,782	PulteGroup Inc.	580,315
2,062	Purple Innovation Inc., Class A Shares	7,135
2,062	Skyline Champion Corp.*	119,864
815	Snap One Holdings Corp.*	7,196
25,455	Sonos Inc.*	369,861
4,071	Taylor Morrison Home Corp., Class A Shares*	172,733
19,214	Tempur Sealy International Inc.	684,787
4,238	Toll Brothers Inc.	286,913
1,240	TopBuild Corp.*	250,058
1,614	Traeger Inc.*	5,956
3,793	Tri Pointe Homes Inc.*	110,794
1,934	Tupperware Brands Corp.*	1,721
475	Universal Electronics Inc.*	3,833
2,930	Vizio Holding Corp., Class A Shares*	19,133
2,174	Vuzix Corp.*(a)	10,913

	Total Household Durables	5,052,229

Leisure Products - 0.4%
1,314	Acushnet Holdings Corp.	58,815
4,531	AMMO Inc.*	7,975
9,500	BRP Inc.	680,295
2,817	Brunswick Corp.	212,683
970	Clarus Corp.	8,022
1,421	Funko Inc., Class A Shares*	17,336
182	Johnson Outdoors Inc., Class A Shares	10,330
1,748	Latham Group Inc.*	6,293
812	Malibu Boats Inc., Class A Shares*	42,589
338	Marine Products Corp.	5,165
691	MasterCraft Boat Holdings Inc.*	18,311
13,631	Mattel Inc.*	237,316
11,726	Peloton Interactive Inc., Class A Shares*	85,365
2,101	Polaris Inc.	226,299
2,040	Smith & Wesson Brands Inc.	23,929
740	Solo Brands Inc., Class A Shares*	3,049
723	Sturm Ruger & Co., Inc.	37,278
5,391	Topgolf Callaway Brands Corp.*	92,024
2,094	Vista Outdoor Inc.*	55,763

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.3% - (continued)
Leisure Products - 0.4% - (continued)
3,387	YETI Holdings Inc.*	$123,863

	Total Leisure Products	1,952,700

Specialty Retail - 2.2%
39,285	1-800-Flowers.com Inc., Class A Shares*	318,994
1,426	Aaron’s Co., Inc. (The)	17,454
1,916	Abercrombie & Fitch Co., Class A Shares*	59,454
2,945	Academy Sports & Outdoors Inc.	144,187
34	aka Brands Holding Corp.*	14
5,877	American Eagle Outfitters Inc.	59,769
216	America’s Car-Mart Inc.*	17,611
3,445	Arko Corp.	24,976
850	Asbury Automotive Group Inc.*	177,744
1,337	AutoNation Inc.*	175,040
5,855	BARK Inc.*	6,089
720	Big 5 Sporting Goods Corp.(a)	5,443
1,138	Boot Barn Holdings Inc.*	76,952
1,198	Buckle Inc. (The)	36,791
597	Build-A-Bear Workshop Inc.	10,853
13,460	Caleres Inc.	232,320
1,361	Camping World Holdings Inc., Class A Shares	36,679
19,154	CarMax Inc.*	1,383,110
1,761	CarParts.com Inc.*	7,343
4,351	Carvana Co., Class A Shares*(a)	56,215
597	Cato Corp. (The), Class A Shares	4,812
12,514	Chewy Inc., Class A Shares*	369,038
41,408	Chico’s FAS Inc.*	187,992
6,125	Children’s Place Inc. (The)*	92,059
297	Citi Trends Inc.*	4,342
707	Conn’s Inc.*	2,870
1,274	Container Store Group Inc. (The)*	3,134
35,258	Designer Brands Inc., Class A Shares	221,068
1,732	Destination XL Group Inc.*	7,205
2,029	Dick’s Sporting Goods Inc.	258,718
362	Duluth Holdings Inc., Class B Shares*	1,955
3,005	EVgo Inc., Class A Shares*(a)	11,900
4,601	Express Inc.*	2,624
2,110	Five Below Inc.*	364,017
15,027	Floor & Decor Holdings Inc., Class A Shares*	1,372,115
3,153	Foot Locker Inc.	79,834
1,092	Franchise Group Inc.	31,777
10,433	GameStop Corp., Class A Shares*	250,914
7,264	Gap Inc. (The)	58,257
483	Genesco Inc.*	8,709
531	Group 1 Automotive Inc.	118,684
2,023	GrowGeneration Corp.*	7,485
1,249	Guess? Inc.	23,993
560	Haverty Furniture Cos., Inc.	14,778
493	Hibbett Inc.	17,758
452	JOANN Inc.	705
617	Lands’ End Inc.*	3,869
6,773	Leslie’s Inc.*	64,208
1,056	Lithia Motors Inc., Class A Shares	246,344
960	LL Flooring Holdings Inc.*	4,320

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.3% - (continued)
Specialty Retail - 2.2% - (continued)
1,170	Lulu’s Fashion Lounge Holdings Inc.*	$2,843
884	MarineMax Inc.*	25,079
17,376	Monro Inc.	718,845
769	Murphy USA Inc.	212,567
18,265	National Vision Holdings Inc.*	461,191
13,857	ODP Corp. (The)*	555,111
516	OneWater Marine Inc., Class A Shares*	14,340
1,751	Overstock.com Inc.*	32,796
991	Penske Automotive Group Inc.	136,976
3,269	Petco Health & Wellness Co., Inc., Class A Shares*	24,975
610	PetMed Express Inc.	9,046
3,636	RealReal Inc. (The)*(a)	4,636
1,430	Rent the Runway Inc., Class A Shares*	2,874
1,569	Revolve Group Inc., Class A Shares*	23,880
699	RH*	171,241
629	RumbleON Inc., Class B Shares*	6,869
4,000	Sally Beauty Holdings Inc.*	45,040
641	Shoe Carnival Inc.	12,544
1,775	Signet Jewelers Ltd	112,695
910	Sleep Number Corp.*	16,507
658	Sonic Automotive Inc., Class A Shares	27,268
1,503	Sportsman’s Warehouse Holdings Inc.*	6,809
3,079	Stitch Fix Inc., Class A Shares*	11,054
3,143	ThredUp Inc., Class A Shares*	6,506
617	Tile Shop Holdings Inc.*	3,245
885	Tilly’s Inc., Class A Shares*	6,903
416	Torrid Holdings Inc.*	949
1,813	Upbound Group Inc.	54,227
2,493	Urban Outfitters Inc.*	76,834
6,842	Valvoline Inc.	263,417
3,071	Victoria’s Secret & Co.*	62,710
3,198	Warby Parker Inc., Class A Shares*	35,210
3,021	Wayfair Inc., Class A Shares*(a)	121,807
2,571	Williams-Sonoma Inc.	291,834
105	Winmark Corp.	34,229
661	Zumiez Inc.*	10,622

	Total Specialty Retail	10,286,201

Textiles, Apparel & Luxury Goods - 0.8%
4,134	Allbirds Inc., Class A Shares*	4,878
4,769	Capri Holdings Ltd.*	167,392
13,195	Carter’s Inc.	820,333
1,431	Columbia Sportswear Co.	105,651
2,338	Crocs Inc.*	262,511
1,019	Deckers Outdoor Corp.*	484,025
2,073	Ermenegildo Zegna NV(a)	23,591
1,694	Fossil Group Inc.*	3,439
1,577	G-III Apparel Group Ltd.*	25,358
13,309	Hanesbrands Inc.	54,700
2,166	Kontoor Brands Inc.	84,820
555	Movado Group Inc.	14,125
589	Oxford Industries Inc.	58,865
1,080	PLBY Group Inc.*	1,631
2,451	PVH Corp.	210,835

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER DISCRETIONARY - 8.3% - (continued)
Textiles, Apparel & Luxury Goods - 0.8% - (continued)
1,553	Ralph Lauren Corp., Class A Shares	$165,099
279	Rocky Brands Inc.	5,332
5,200	Skechers USA Inc., Class A Shares*	267,124
3,005	Steven Madden Ltd.	93,786
468	Superior Group of Cos., Inc.	4,072
9,227	Tapestry Inc.	369,264
6,905	Under Armour Inc., Class A Shares*	49,785
32,047	Under Armour Inc., Class C Shares*	210,869
548	Unifi Inc.*	3,951
40,980	Wolverine World Wide Inc.	548,312

	Total Textiles, Apparel & Luxury Goods	4,039,748

	TOTAL CONSUMER DISCRETIONARY	39,473,506

CONSUMER STAPLES - 4.6%
Beverages - 0.2%
366	Boston Beer Co., Inc. (The), Class A Shares*	123,525
2,100	Celsius Holdings Inc.*	263,613
183	Coca-Cola Consolidated Inc.	121,098
757	Diageo PLC, ADR	127,191
1,699	Duckhorn Portfolio Inc. (The)*	22,138
548	MGP Ingredients Inc.	52,093
871	National Beverage Corp.*	43,045
6,114	Primo Water Corp.	78,687
1,476	Vintage Wine Estates Inc.*	1,668
1,232	Vita Coco Co., Inc. (The)*	32,870

	Total Beverages	865,928

Consumer Staples Distribution & Retail - 0.7%
8,958	Albertsons Cos., Inc., Class A Shares	182,385
1,190	Andersons Inc. (The)	46,422
5,205	BJ’s Wholesale Club Holdings Inc.*	326,093
1,417	Casey’s General Stores Inc.	319,746
1,302	Chefs’ Warehouse Inc. (The)*	40,505
6,396	Dollar General Corp.	1,286,172
1,609	Fresh Market Inc. (The)*(b)(c)	–
3,416	Grocery Outlet Holding Corp.*	98,108
1,410	HF Foods Group Inc.*	5,076
551	Ingles Markets Inc., Class A Shares	44,229
321	Natural Grocers by Vitamin Cottage Inc.	3,547
5,884	Performance Food Group Co.*	325,326
1,012	PriceSmart Inc.	73,350
2,441	Rite Aid Corp.*	4,369
1,338	SpartanNash Co.	30,640
4,005	Sprouts Farmers Market Inc.*	138,413
2,231	United Natural Foods Inc.*	59,590
8,329	US Foods Holding Corp.*	331,328
334	Village Super Market Inc., Class A Shares	6,932
639	Weis Markets Inc.	38,046

	Total Consumer Staples Distribution & Retail	3,360,277

Food Products - 1.5%
185	Alico Inc.	4,283
2,617	AppHarvest Inc.*	1,204
2,926	B&G Foods Inc.(a)	37,482
7,743	Benson Hill Inc.*	9,214
2,282	Beyond Meat Inc.*(a)	23,162

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.6% - (continued)
Food Products - 1.5% - (continued)
1,347	BRC Inc., Class A Shares*	$7,260
16,720	Calavo Growers Inc.	540,558
12,919	Cal-Maine Foods Inc.	614,298
6,194	Darling Ingredients Inc.*	392,576
7,152	Flowers Foods Inc.	178,657
1,134	Fresh Del Monte Produce Inc.	29,892
1,763	Freshpet Inc.*	105,357
22,499	Hain Celestial Group Inc. (The)*	274,713
5,002	Hostess Brands Inc., Class A Shares*	124,450
2,499	Ingredion Inc.	261,395
3,876	J&J Snack Foods Corp.	596,710
366	John B Sanfilippo & Son Inc.	42,540
5,563	Lamb Weston Holdings Inc.	618,606
760	Lancaster Colony Corp.	149,401
954	Lifecore Biomedical Inc.*	7,813
2,182	Local Bounti Corp.*	960
28,983	Mission Produce Inc.*	353,593
1,820	Pilgrim’s Pride Corp.*	40,404
2,164	Post Holdings Inc.*	183,853
9	Seaboard Corp.	34,195
203	Seneca Foods Corp., Class A Shares*	9,387
3,320	Simply Good Foods Co. (The)*	120,151
1,258	Sovos Brands Inc.*	23,889
3,519	SunOpta Inc.*	23,683
1,831	Tattooed Chef Inc.*(a)	1,000
593	Tootsie Roll Industries Inc.	23,169
31,443	TreeHouse Foods Inc.*	1,488,826
42,714	Utz Brands Inc.	702,645
969	Vital Farms Inc.*	14,041
1,493	Whole Earth Brands Inc.*	4,315

	Total Food Products	7,043,682

Household Products - 1.7%
362	Central Garden & Pet Co.*	13,141
1,525	Central Garden & Pet Co., Class A Shares*	52,384
9,130	Clorox Co. (The)	1,444,183
2,802	Energizer Holdings Inc.	91,345
166,129	Henkel AG & Co. KGaA, ADR	3,169,725
22,961	Kimberly-Clark Corp.	3,083,203
2,256	Reynolds Consumer Products Inc.	61,905
1,540	Spectrum Brands Holdings Inc.	111,203
530	WD-40 Co.	100,514

	Total Household Products	8,127,603

Personal Care Products - 0.5%
3,719	Beauty Health Co. (The)*	29,901
20,814	Beiersdorf AG, ADR	528,676
5,106	BellRing Brands Inc.*	186,982
13,483	Coty Inc., Class A Shares*	146,156
1,997	Edgewell Personal Care Co.	77,783
1,873	elf Beauty Inc.*	194,829
28,898	Herbalife Ltd.*	342,152
1,752	Honest Co., Inc. (The)*	2,575
677	Inter Parfums Inc.	85,031
412	Medifast Inc.	32,424

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
CONSUMER STAPLES - 4.6% - (continued)
Personal Care Products - 0.5% - (continued)
462	Nature’s Sunshine Products Inc.*	$5,165
16,742	Nu Skin Enterprises Inc., Class A Shares	558,011
5,174	Olaplex Holdings Inc.*	16,350
416	USANA Health Sciences Inc.*	25,239
2,601	Veru Inc.*(a)	2,575

	Total Personal Care Products	2,233,849

Tobacco - 0.0%@
6,185	22nd Century Group Inc.*	3,840
514	Turning Point Brands Inc.	10,763
971	Universal Corp.	50,055
5,374	Vector Group Ltd.	62,930

	Total Tobacco	127,588

	TOTAL CONSUMER STAPLES	21,758,927

ENERGY - 3.8%
Energy Equipment & Services - 1.2%
5,249	Archrock Inc.	47,241
7,992	Borr Drilling Ltd.*	54,745
999	Bristow Group Inc.*	24,425
2,439	Cactus Inc., Class A Shares	77,024
24,281	ChampionX Corp.	613,338
4,144	Diamond Offshore Drilling Inc.*	45,377
699	DMC Global Inc.*	11,338
11,969	Dril-Quip Inc.*	267,507
3,333	Expro Group Holdings NV*	55,294
5,447	Helix Energy Solutions Group Inc.*	34,207
3,850	Helmerich & Payne Inc.	118,888
6,678	ION Geophysical Corp.*(b)	–
5,559	Liberty Energy Inc., Class A Shares	65,263
341	Nabors Industries Ltd.*	28,542
3,902	Newpark Resources Inc.*	13,501
169,486	NexTier Oilfield Solutions Inc.*	1,277,924
3,174	Noble Corp. PLC*	119,787
15,094	NOV Inc.	212,373
47,253	Oceaneering International Inc.*	723,443
37,196	Oil States International Inc.*	236,566
34,301	Patterson-UTI Energy Inc.	334,092
852	ProFrac Holding Corp., Class A Shares*	9,559
3,242	ProPetro Holding Corp.*	21,624
2,568	RPC Inc.	17,077
2,960	Select Water Solutions Inc., Class A Shares	21,490
1,342	Solaris Oilfield Infrastructure Inc., Class A Shares	9,837
45,156	TechnipFMC PLC*	593,350
81,401	TETRA Technologies Inc.*	211,643
1,780	Tidewater Inc.*	79,762
2,766	US Silica Holdings Inc.*	31,339
2,356	Valaris Ltd.*	136,012
2,735	Weatherford International PLC*	154,363

	Total Energy Equipment & Services	5,646,931

Oil, Gas & Consumable Fuels - 2.6%
979	Aemetis Inc.*(a)	4,670
1,554	Amplify Energy Corp.*	10,567
12,983	Antero Midstream Corp	132,556
10,809	Antero Resources Corp.*	220,612

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 3.8% - (continued)
Oil, Gas & Consumable Fuels - 2.6% - (continued)
12,376	APA Corp	$393,309
598	Arch Resources Inc.(a)	61,803
1,403	Ardmore Shipping Corp.	16,429
3,004	Berry Corp.	18,925
2,821	California Resources Corp.	105,900
1,893	Callon Petroleum Co.*	57,983
387	Centrus Energy Corp., Class A Shares*	11,413
4,706	Chesapeake Energy Corp.	354,127
1,577	Chord Energy Corp.	225,574
2,842	Civitas Resources Inc.	189,846
6,419	Clean Energy Fuels Corp.*	25,804
31,142	CNX Resources Corp.*	481,144
3,476	Comstock Resources Inc.(a)	32,396
1,335	CONSOL Energy Inc.	72,037
1,205	Crescent Energy Co., Class A Shares(a)	11,339
1,304	CVR Energy Inc.	30,527
2,704	Delek US Holdings Inc.	59,542
1,958	Denbury Inc.*	176,553
21,721	Devon Energy Corp.	1,001,338
5,288	DHT Holdings Inc.	40,665
6,483	Diamondback Energy Inc.	824,313
1,250	Dorian LPG Ltd.	28,850
3,730	DT Midstream Inc.	169,566
1,587	Earthstone Energy Inc., Class A Shares*	19,060
481	Empire Petroleum Corp.*	4,550
5,943	Energy Fuels Inc.*(a)	34,945
1,173	Enviva Inc.	10,299
14,231	EQT Corp.	494,812
15,852	Equitrans Midstream Corp.	135,218
696	Excelerate Energy Inc., Class A Shares	12,918
1,152	FLEX LNG Ltd.	34,318
4,836	Frontline PLC	68,333
8,472	Gevo Inc.*	10,929
3,911	Golar LNG Ltd.*	80,449
1,457	Green Plains Inc.*	42,253
410	Gulfport Energy Corp.*	39,778
5,186	HF Sinclair Corp.	214,908
287	HighPeak Energy Inc.	3,542
1,896	International Seaways Inc.	68,351
677	Kinetik Holdings Inc., Class A Shares	22,023
17,461	Kosmos Energy Ltd.*	104,068
6,826	Magnolia Oil & Gas Corp., Class A Shares	131,947
4,255	Matador Resources Co.	187,092
5,571	Murphy Oil Corp.	193,871
101	NACCO Industries Inc., Class A Shares	3,176
2,101	New Fortress Energy Inc., Class A Shares	55,193
1,947	NextDecade Corp.*	10,806
8,222	Nordic American Tankers Ltd.	28,859
36,070	Northern Oil & Gas Inc.	1,078,854
9,635	Ovintiv Inc.	318,629
1,949	Par Pacific Holdings Inc.*	41,553
4,524	PBF Energy Inc., Class A Shares	166,528
18,047	PDC Energy Inc.	1,238,385

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
ENERGY - 3.8% - (continued)
Oil, Gas & Consumable Fuels - 2.6% - (continued)
4,570	Peabody Energy Corp.	$82,991
8,997	Permian Resources Corp., Class A Shares	83,942
46,573	Range Resources Corp.	1,274,703
708	Ranger Oil Corp., Class A Shares	26,019
618	REX American Resources Corp.*	20,357
427	Riley Exploration Permian Inc.	14,292
3,896	Ring Energy Inc.*	6,623
778	SandRidge Energy Inc.	10,480
1,761	Scorpio Tankers Inc.	80,601
4,375	SFL Corp., Ltd.	37,538
505	SilverBow Resources Inc.*	12,059
2,726	Sitio Royalties Corp., Class A Shares	69,459
4,728	SM Energy Co.	124,299
42,955	Southwestern Energy Co.*	204,895
2,457	Talos Energy Inc.*	30,246
2,758	Teekay Corp.*	15,472
984	Teekay Tankers Ltd., Class A Shares	35,552
18,515	Tellurian Inc.*	22,403
222	Texas Pacific Land Corp.	289,421
13,303	Uranium Energy Corp.*	34,455
7,355	Ur-Energy Inc.*	6,611
4,463	VAALCO Energy Inc.	17,227
2,235	Vertex Energy Inc.*(a)	14,460
717	Vital Energy Inc.*	29,748
897	Vitesse Energy Inc.	20,712
3,524	W&T Offshore Inc.*	13,638
2,429	World Fuel Services Corp.	55,551

	Total Oil, Gas & Consumable Fuels	12,247,189

	TOTAL ENERGY	17,894,120

FINANCIALS - 12.5%
Banks - 3.7%
662	1st Source Corp.	27,228
385	ACNB Corp.	11,338
634	Amalgamated Financial Corp.	9,015
1,072	Amerant Bancorp Inc., Class A Shares	18,921
611	American National Bankshares Inc.	17,554
2,637	Ameris Bancorp	83,224
684	Arrow Financial Corp.	12,476
6,031	Associated Banc-Corp	89,319
2,875	Atlantic Union Bankshares Corp.	73,485
2,274	Axos Financial Inc.*	86,003
12,800	Banc of California Inc.	136,832
787	BancFirst Corp.	66,557
1,521	Bancorp Inc. (The)*	46,938
274	Bank First Corp.	20,857
1,647	Bank of Hawaii Corp.	64,480
722	Bank of Marin Bancorp	11,675
1,991	Bank of NT Butterfield & Son Ltd. (The)	49,914
4,316	Bank OZK	149,247
60,365	BankUnited Inc.	1,142,106
327	Bankwell Financial Group Inc.	7,472
6,735	Banner Corp.	291,423
692	Bar Harbor Bankshares	16,352

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.5% - (continued)
Banks - 3.7% - (continued)
565	Baycom Corp.	$9,159
599	BCB Bancorp Inc.	6,355
10,478	Berkshire Hills Bancorp Inc.	214,275
936	Blue Foundry Bancorp*	8,705
1,144	Blue Ridge Bankshares Inc.	9,941
1,184	BOK Financial Corp.	96,283
835	Bridgewater Bancshares Inc.*	7,189
2,584	Brookline Bancorp Inc.	21,240
842	Business First Bancshares Inc.	12,268
1,141	Byline Bancorp Inc.	20,219
5,119	Cadence Bank	91,937
308	Cambridge Bancorp	15,566
653	Camden National Corp.	19,270
572	Capital Bancorp Inc.	9,718
553	Capital City Bank Group Inc.	16,629
5,361	Capitol Federal Financial Inc.	32,059
779	Capstar Financial Holdings Inc.	9,387
965	Carter Bankshares Inc.*	13,607
2,666	Cathay General Bancorp	77,954
770	Central Pacific Financial Corp.	11,250
635	Citizens & Northern Corp.	12,179
423	City Holding Co.	36,458
855	Civista Bancshares Inc.	12,808
817	CNB Financial Corp.	13,570
417	Coastal Financial Corp.*	14,266
731	Colony Bankcorp Inc.	6,798
7,968	Columbia Banking System Inc.	159,599
1,351	Columbia Financial Inc.*	21,819
16,736	Comerica Inc.(a)	604,170
7,298	Commerce Bancshares Inc.	349,939
1,556	Community Bank System Inc.	76,929
720	Community Trust Bancorp Inc.	24,264
1,640	ConnectOne Bancorp Inc.	22,271
1,541	CrossFirst Bankshares Inc.*	14,855
5,174	Cullen/Frost Bankers Inc.	518,435
1,161	Customers Bancorp Inc.*	26,726
5,019	CVB Financial Corp.	60,278
1,259	Dime Community Bancshares Inc.	20,396
919	Eagle Bancorp Inc.	18,316
5,425	East West Bancorp Inc.	259,586
5,871	Eastern Bankshares Inc.	63,700
361	Enterprise Bancorp Inc.	9,595
1,380	Enterprise Financial Services Corp.	56,056
673	Equity Bancshares Inc., Class A Shares	15,035
286	Esquire Financial Holdings Inc.	12,106
603	Farmers & Merchants Bancorp Inc.	11,994
1,431	Farmers National Banc Corp.	16,857
1,482	FB Financial Corp.	39,510
794	Financial Institutions Inc.	12,474
7,640	First Bancorp	111,608
605	First Bancorp Inc. (The)	14,338
916	First Bancshares Inc. (The)	23,853
727	First Bank	7,459

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.5% - (continued)
Banks - 3.7% - (continued)
2,165	First Busey Corp.	$40,485
371	First Business Financial Services Inc.	9,932
428	First Citizens BancShares Inc., Class A Shares	533,802
2,751	First Commonwealth Financial Corp.	34,800
805	First Community Bancshares Inc.	21,461
2,751	First Financial Bancorp	52,159
5,064	First Financial Bankshares Inc.	131,158
501	First Financial Corp.	16,252
1,919	First Foundation Inc.	7,446
412	First Guaranty Bancshares Inc.	5,438
5,096	First Hawaiian Inc.	84,033
20,534	First Horizon Corp.	211,706
355	First Internet Bancorp	4,359
3,435	First Interstate BancSystem Inc., Class A Shares	75,742
2,326	First Merchants Corp.	61,523
965	First Mid Bancshares Inc.	23,150
1,106	First of Long Island Corp. (The)	11,292
320	First Western Financial Inc.*	5,446
479	Five Star Bancorp	9,158
1,288	Flushing Financial Corp.	15,005
13,988	FNB Corp.	153,728
6,512	Fulton Financial Corp.	72,674
686	FVCBankcorp Inc.*	7,011
1,080	German American Bancorp Inc.	29,808
4,256	Glacier Bancorp Inc.	122,658
423	Great Southern Bancorp Inc.	20,570
266	Greene County Bancorp Inc.	7,115
344	Guaranty Bancshares Inc.	8,304
3,324	Hancock Whitney Corp.	121,426
722	Hanmi Financial Corp.	10,397
1,485	HarborOne Bancorp Inc.	12,177
538	HBT Financial Inc.	9,469
1,666	Heartland Financial USA Inc.	45,965
2,685	Heritage Commerce Corp.	19,547
843	Heritage Financial Corp.	13,783
1,958	Hilltop Holdings Inc.	57,800
56	Hingham Institution for Savings (The)	10,798
353	Home Bancorp Inc.	10,869
7,252	Home BancShares Inc.	155,700
519	HomeStreet Inc.	2,720
769	HomeTrust Bancshares Inc.	15,065
3,457	Hope Bancorp Inc.	27,725
1,419	Horizon Bancorp Inc.	12,615
53,559	Huntington Bancshares Inc.	552,193
11,339	Independent Bank Corp.	471,685
1,461	Independent Bank Group Inc.	48,754
2,100	International Bancshares Corp.	89,712
587	John Marshall Bancorp Inc.*	11,963
2,369	Kearny Financial Corp	16,180
2,589	Lakeland Bancorp Inc.	33,683
924	Lakeland Financial Corp.	46,413
1,277	Live Oak Bancshares Inc.	27,634
760	Luther Burbank Corp.	6,536

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.5% - (continued)
Banks - 3.7% - (continued)
1,098	Macatawa Bank Corp.	$9,575
721	Mercantile Bank Corp.	18,768
734	Metrocity Bankshares Inc.	12,060
370	Metropolitan Bank Holding Corp.*	10,471
566	Mid Penn Bancorp Inc.	12,554
1,022	Midland States Bancorp Inc.	19,765
706	MidWestOne Financial Group Inc.	13,329
632	MVB Financial Corp.	11,224
28,007	National Bank Holdings Corp., Class A Shares	838,250
1,226	NBT Bancorp Inc.	41,132
66,897	New York Community Bancorp Inc.	687,701
468	Nicolet Bankshares Inc.	29,049
287	Northeast Bank	10,286
1,560	Northfield Bancorp Inc.	15,959
3,558	Northwest Bancshares Inc.	37,395
2,438	OceanFirst Financial Corp.	34,620
1,444	OFG Bancorp	35,031
11,189	Old National Bancorp	138,967
1,613	Old Second Bancorp Inc.	19,098
970	Origin Bancorp Inc.	27,597
454	Orrstown Financial Services Inc.	8,217
22,509	Pacific Premier Bancorp Inc.	423,844
4,602	PacWest Bancorp(a)	29,683
574	Park National Corp.	56,682
507	Parke Bancorp Inc.	8,142
914	Pathward Financial Inc.	40,161
540	PCB Bancorp	7,609
847	Peapack Gladstone Financial Corp.	22,352
1,230	Peoples Bancorp Inc.	31,574
386	Peoples Financial Services Corp.	15,278
2,867	Pinnacle Financial Partners Inc.	139,480
545	Pioneer Bancorp Inc.*	4,654
2,848	Popular Inc.	162,849
386	Preferred Bank	17,802
1,513	Premier Financial Corp.	21,091
950	Primis Financial Corp.	7,002
3,366	Prosperity Bancshares Inc.	192,468
956	Provident Bancorp Inc.	7,275
2,206	Provident Financial Services Inc.	35,031
640	QCR Holdings Inc.	24,589
663	RBB Bancorp	6,922
182	Red River Bancshares Inc.	8,940
1,640	Renasant Corp.	42,837
341	Republic Bancorp Inc., Class A Shares	14,370
1,597	Republic First Bancorp Inc.*(a)	2,108
966	S&T Bancorp Inc.	25,908
1,724	Sandy Spring Bancorp Inc.	36,101
2,485	Seacoast Banking Corp. of Florida	51,390
1,971	ServisFirst Bancshares Inc.	79,431
747	Shore Bancshares Inc.	8,411
825	Sierra Bancorp	13,192
3,907	Simmons First National Corp., Class A Shares	63,567
655	SmartFinancial Inc.	13,820

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.5% - (continued)
Banks - 3.7% - (continued)
410	South Plains Financial Inc.	$9,086
313	Southern First Bancshares Inc.*	7,190
327	Southern Missouri Bancorp Inc.	12,148
906	Southside Bancshares Inc.	24,009
2,873	SouthState Corp.	179,620
1,786	Stellar Bancorp Inc.	41,542
1,036	Sterling Bancorp Inc.*	5,170
1,149	Stock Yards Bancorp Inc.	48,143
636	Summit Financial Group Inc.	12,122
5,512	Synovus Financial Corp.	149,320
26,191	Texas Capital Bancshares Inc.*	1,238,834
458	Third Coast Bancshares Inc.*	7,415
620	Tompkins Financial Corp.	32,426
20,240	Towne Bank	470,378
1,262	TriCo Bancshares	41,091
839	Triumph Financial Inc.*	43,561
651	TrustCo Bank Corp. NY	17,987
1,807	Trustmark Corp.	37,730
1,756	UMB Financial Corp.	99,460
5,059	United Bankshares Inc.	148,836
22,910	United Community Banks Inc.	517,995
385	Unity Bancorp Inc.	8,759
1,298	Univest Financial Corp.	23,014
346	USCB Financial Holdings Inc.*	3,432
16,620	Valley National Bancorp	122,656
1,815	Veritex Holdings Inc.	31,345
2,534	Washington Federal Inc.	65,909
784	Washington Trust Bancorp Inc.	19,961
6,762	Webster Financial Corp.	240,389
2,198	WesBanco Inc.	53,060
761	West BanCorp Inc.	12,785
757	Westamerica BanCorp	28,637
4,205	Western Alliance Bancorp	142,549
2,309	Wintrust Financial Corp.	146,783
9,854	WSFS Financial Corp.	329,518
5,789	Zions Bancorp NA	157,982

	Total Banks	17,587,151

Capital Markets - 2.7%
1,439	Affiliated Managers Group Inc.	200,150
2,354	Artisan Partners Asset Management Inc., Class A Shares	75,328
771	Assetmark Financial Holdings Inc.*	21,650
56	Associated Capital Group Inc., Class A Shares	2,070
1,748	Avantax Inc.*	36,988
777	B. Riley Financial Inc.(a)	28,112
467	Bakkt Holdings Inc.*	663
12,092	BGC Partners Inc., Class A Shares	49,214
1,433	Brightsphere Investment Group Inc.	30,795
8,056	Carlyle Group Inc. (The)	220,815
4,049	Cboe Global Markets Inc.	536,169
5,554	Charles Schwab Corp. (The)	292,640
13,965	Cohen & Steers Inc.	759,836
116	Diamond Hill Investment Group Inc.	18,417
989	Donnelley Financial Solutions Inc.*	43,862

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.5% - (continued)
Capital Markets - 2.7% - (continued)
1,422	Evercore Inc., Class A Shares	$153,505
1,464	FactSet Research Systems Inc.	563,479
3,343	Federated Hermes Inc., Class B Shares	115,099
2,238	Focus Financial Partners Inc., Class A Shares*	116,577
1,524	GCM Grosvenor Inc., Class A Shares	10,516
1,361	Hamilton Lane Inc., Class A Shares	92,426
1,946	Houlihan Lokey Inc., Class A Shares	169,905
14,536	Invesco Ltd.	209,028
5,331	Janus Henderson Group PLC	140,099
7,627	Jefferies Financial Group Inc.	229,344
3,145	Lazard Ltd., Class A Shares	90,230
3,065	LPL Financial Holdings Inc.	597,001
1,434	MarketAxess Holdings Inc.	390,636
2,477	Moelis & Co., Class A Shares	93,804
5,659	Moody’s Corp.	1,793,224
972	Morningstar Inc.	198,968
16,442	Nasdaq Inc.	910,065
34,114	Northern Trust Corp.	2,453,479
4,245	Open Lending Corp., Class A Shares*	43,044
321	Oppenheimer Holdings Inc., Class A Shares	12,586
1,549	Perella Weinberg Partners, Class A Shares	12,129
662	Piper Sandler Cos	84,319
917	PJT Partners Inc., Class A Shares	61,806
21,757	Robinhood Markets Inc., Class A Shares*	194,072
1,125	Sculptor Capital Management Inc., Class A Shares	9,731
3,954	SEI Investments Co.	223,717
575	Silvercrest Asset Management Group Inc., Class A Shares	11,253
40,071	SLR Investment Corp.(a)	557,388
25,047	StepStone Group Inc., Class A Shares	538,761
3,913	Stifel Financial Corp.	217,445
703	StoneX Group Inc.*	56,444
721	Victory Capital Holdings Inc., Class A Shares	22,329
3,833	Virtu Financial Inc., Class A Shares	67,422
270	Virtus Investment Partners Inc.	51,511
4,940	WisdomTree Inc.	33,592

	Total Capital Markets	12,841,643

Consumer Finance - 0.3%
163	Atlanticus Holdings Corp.*	5,699
7,671	Bread Financial Holdings Inc.	216,169
201	Consumer Portfolio Services Inc.*	2,334
261	Credit Acceptance Corp.*	116,323
679	Curo Group Holdings Corp.	733
882	Encore Capital Group Inc.*	37,988
1,206	Enova International Inc.*	56,103
1,735	EZCORP Inc., Class A Shares*	14,470
1,429	FirstCash Holdings Inc.	140,814
1,554	Green Dot Corp., Class A Shares*	28,329
3,916	LendingClub Corp.*	32,111
456	LendingTree Inc.*	8,340
246	Moneylion Inc.*(a)	2,740
3,982	Navient Corp.	60,327
567	Nelnet Inc., Class A Shares	52,448
1,164	NerdWallet Inc., Class A Shares*	10,942

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.5% - (continued)
Consumer Finance - 0.3% - (continued)
4,492	OneMain Holdings Inc., Class A Shares	$170,067
788	Oportun Financial Corp.*	4,515
1,477	PRA Group Inc.*	27,620
1,910	PROG Holdings Inc.*	62,323
276	Regional Management Corp.	7,217
9,394	SLM Corp.	143,352
30,688	SoFi Technologies Inc.*(a)	212,975
2,676	Upstart Holdings Inc.*(a)	72,894
166	World Acceptance Corp.*	18,458

	Total Consumer Finance	1,505,291

Financial Services - 1.7%
8,528	Affirm Holdings Inc., Class A Shares*(a)	126,726
766	Alerus Financial Corp.	12,769
820	A-Mark Precious Metals Inc.	27,773
5,464	AvidXchange Holdings Inc.*	52,946
1,063	Banco Latinoamericano de Comercio Exterior SA, Class E Shares	20,718
11,506	Cannae Holdings Inc.*	226,093
2,077	Cantaloupe Inc.*	12,774
515	Cass Information Systems Inc.	19,889
2,479	Compass Diversified Holdings	48,638
1,321	Enact Holdings Inc.	32,153
4,009	Essent Group Ltd.	177,078
9,444	Euronet Worldwide Inc.*	1,052,062
2,392	EVERTEC Inc.	82,476
379	Federal Agricultural Mortgage Corp., Class C Shares	50,714
613	Finance Of America Cos Inc., Class A Shares*	870
38,011	Flywire Corp.*	1,141,850
437	Home Point Capital Inc.*	1,009
973	I3 Verticals Inc., Class A Shares*	22,233
1,302	International Money Express Inc.*	30,337
2,820	Jack Henry & Associates Inc.	431,150
2,949	Jackson Financial Inc., Class A Shares	81,687
16,681	Marqeta Inc., Class A Shares*	79,902
586	Merchants Bancorp	13,396
11,277	MGIC Investment Corp.	170,508
3,301	MoneyGram International Inc.*	36,278
2,730	Mr Cooper Group Inc.*	126,290
3,182	NMI Holdings Inc., Class A Shares*	80,027
8,241	Payoneer Global Inc.*	34,200
1,252	Paysafe Ltd.*	12,094
1,096	PennyMac Financial Services Inc.	66,900
482	Priority Technology Holdings Inc.*	1,726
5,994	Radian Group Inc.	153,087
3,999	Remitly Global Inc.*	73,342
3,701	Repay Holdings Corp., Class A Shares*	23,427
18,230	Shift4 Payments Inc., Class A Shares*	1,143,386
10,678	StoneCo Ltd., Class A Shares*	133,795
2,041	TFS Financial Corp.	23,084
9,959	Toast Inc., Class A Shares*	208,840
3,252	UWM Holdings Corp.(a)	16,683
342	Velocity Financial Inc.*	3,068
14,661	Voya Financial Inc.	994,016
1,203	Walker & Dunlop Inc.	88,048

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.5% - (continued)
Financial Services - 1.7% - (continued)
1,083	Waterstone Financial Inc.	$14,642
11,865	Western Union Co. (The)	135,142
5,453	WEX Inc.*	904,380

	Total Financial Services	8,188,206

Insurance - 3.6%
1,747	Ambac Financial Group Inc.*	24,336
2,814	American Equity Investment Life Holding Co.	111,012
2,615	American Financial Group Inc.	293,586
843	AMERISAFE Inc.	43,044
1,257	Argo Group International Holdings Ltd.	36,843
2,031	Assurant Inc.	243,700
2,186	Assured Guaranty Ltd.	113,126
3,080	Axis Capital Holdings Ltd.	159,852
133	Bright Health Group Inc.*	1,232
2,661	Brighthouse Financial Inc.*	107,132
9,158	Brown & Brown Inc.	570,818
32,311	BRP Group Inc., Class A Shares*	648,159
4,195	Chubb Ltd.	779,431
4,472	CNO Financial Group Inc.	97,087
698	Crawford & Co., Class A Shares	6,896
558	Donegal Group Inc., Class A Shares	8,024
13,660	eHealth Inc.*	91,385
812	Employers Holdings Inc.	29,362
443	Enstar Group Ltd.*	104,273
964	Erie Indemnity Co., Class A Shares	206,392
1,635	Everest Re Group Ltd.	555,933
3,845	First American Financial Corp.	211,206
14,332	Genworth Financial Inc., Class A Shares*	76,676
3,438	Globe Life Inc.	354,733
17,657	Goosehead Insurance Inc., Class A Shares*	974,313
1,274	Greenlight Capital Re Ltd., Class A Shares*	12,243
1,399	Hanover Insurance Group Inc. (The)	155,933
3,522	Hartford Financial Services Group Inc. (The)	241,327
251	HCI Group Inc.	13,275
789	Hippo Holdings Inc.*	12,403
1,213	Horace Mann Educators Corp.	36,451
51	Investors Title Co.	6,760
977	James River Group Holdings Ltd.	18,700
2,477	Kemper Corp.	107,205
3,787	Kinsale Capital Group Inc.	1,147,385
1,985	Lemonade Inc.*(a)	34,976
6,608	Lincoln National Corp.	138,239
1,096	Markel Group Inc.*	1,440,944
1,651	MBIA Inc.*	13,142
1,086	Mercury General Corp.	32,591
2,622	MetLife Inc.	129,920
98	National Western Life Group Inc., Class A Shares	36,558
380	NI Holdings Inc.*	5,206
10,894	Old Republic International Corp.	266,794
5,392	Oscar Health Inc., Class A Shares*	39,577
9,290	Palomar Holdings Inc.*	507,791
6,411	Primerica Inc.	1,166,930
1,532	ProAssurance Corp.	18,614

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
FINANCIALS - 12.5% - (continued)
Insurance - 3.6% - (continued)
11,572	Reinsurance Group of America Inc., Class A Shares	$1,620,080
1,885	RenaissanceRe Holdings Ltd.	355,077
1,527	RLI Corp.	189,119
453	Root Inc., Class A Shares*	2,179
3,209	Ryan Specialty Holdings Inc., Class A Shares*	130,895
412	Safety Insurance Group Inc.	30,002
2,331	Selective Insurance Group Inc.	225,478
6,025	Selectquote Inc.*	9,640
3,624	SiriusPoint Ltd.*	33,739
399	Skyward Specialty Insurance Group Inc.*	9,420
776	Stewart Information Services Corp.	34,796
845	Tiptree Inc.	11,146
12,887	Travelers Cos., Inc. (The)	2,180,996
1,502	Trupanion Inc.*	33,750
896	United Fire Group Inc.	19,246
1,053	Universal Insurance Holdings Inc.	15,111
7,644	Unum Group	332,132
96	White Mountains Insurance Group Ltd.	130,002
4,712	WR Berkley Corp.	262,364

	Total Insurance	17,056,687

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
773	AFC Gamma Inc.	8,866
21,887	AGNC Investment Corp.	201,142
286	Angel Oak Mortgage REIT Inc.	2,102
17,928	Annaly Capital Management Inc.	338,481
5,243	Apollo Commercial Real Estate Finance Inc.	52,902
6,336	Arbor Realty Trust Inc.(a)	79,897
1,995	Ares Commercial Real Estate Corp.	18,334
6,366	ARMOUR Residential REIT Inc.(a)	31,957
6,614	Blackstone Mortgage Trust Inc., Class A Shares(a)	120,309
3,434	BrightSpire Capital Inc., Class A Shares	20,329
397	Chicago Atlantic Real Estate Finance Inc.	5,772
8,889	Chimera Investment Corp.	42,845
3,564	Claros Mortgage Trust Inc.	37,173
2,026	Dynex Capital Inc.	22,772
2,275	Ellington Financial Inc.	28,528
3,014	Franklin BSP Realty Trust Inc.	40,659
1,891	Granite Point Mortgage Trust Inc.	8,831
32,023	Hannon Armstrong Sustainable Infrastructure Capital Inc.	753,501
1,219	Invesco Mortgage Capital Inc.	12,921
2,316	KKR Real Estate Finance Trust Inc.	26,009
4,624	Ladder Capital Corp., Class A Shares	44,067
3,899	MFA Financial Inc.	41,251
3,685	New York Mortgage Trust Inc.	36,002
510	Nexpoint Real Estate Finance Inc.	6,778
1,183	Orchid Island Capital Inc., Class A Shares	11,795
3,390	PennyMac Mortgage Investment Trust	39,460
4,940	Ready Capital Corp.(a)	49,943
4,454	Redwood Trust Inc.	26,368
16,644	Rithm Capital Corp.	135,482
11,413	Starwood Property Trust Inc.(a)	200,298
2,163	TPG RE Finance Trust Inc.	13,692
3,936	Two Harbors Investment Corp.	48,964

	Total Mortgage Real Estate Investment Trusts (REITs)	2,507,430

	TOTAL FINANCIALS	59,686,408

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7%
Biotechnology - 3.1%
1,304	2seventy bio Inc.*	$15,531
1,083	4D Molecular Therapeutics Inc.*	19,884
21,420	89bio Inc.*	390,487
354	Aadi Bioscience Inc.*	2,832
2,370	Absci Corp.*	4,503
4,595	ACADIA Pharmaceuticals Inc.*	107,982
5,051	Achillion Pharmaceuticals Inc.*(c)	2,323
1,213	Adicet Bio Inc.*	6,647
8,574	ADMA Biologics Inc.*	34,896
870	Aduro Biotech Holdings Europe BV*(b)(c)	2,209
321	Aerovate Therapeutics Inc.*	5,216
4,001	Affimed NV*	3,520
12,811	Agenus Inc.*	19,985
2,066	Agios Pharmaceuticals Inc.*	52,228
1,309	Akero Therapeutics Inc.*	58,355
2,467	Alector Inc.*	18,354
64,251	Alkermes PLC*	1,858,781
2,827	Allogene Therapeutics Inc.*	14,842
1,036	Allovir Inc.*	3,906
460	Alpine Immune Sciences Inc.*	4,582
636	ALX Oncology Holdings Inc.*	4,242
10,647	Amicus Therapeutics Inc.*	119,885
711	AnaptysBio Inc.*	13,580
2,611	Anavex Life Sciences Corp.*	24,126
530	Anika Therapeutics Inc.*	14,358
11,444	Apellis Pharmaceuticals Inc.*	982,467
3,139	Arbutus Biopharma Corp.*	7,816
1,065	Arcellx Inc.*	47,020
998	Arcturus Therapeutics Holdings Inc.*	27,285
1,962	Arcus Biosciences Inc.*	40,299
1,446	Arcutis Biotherapeutics Inc.*	10,859
3,939	Arrowhead Pharmaceuticals Inc.*	135,541
14,630	Ascendis Pharma AS, ADR*	1,272,371
3,264	Atara Biotherapeutics Inc.*	4,994
944	Aura Biosciences Inc.*	10,686
5,694	Aurinia Pharmaceuticals Inc.*	51,018
2,480	Avid Bioservices Inc.*	38,316
2,506	Avidity Biosciences Inc.*	26,614
2,446	Beam Therapeutics Inc.*	78,027
7,114	BioCryst Pharmaceuticals Inc.*	58,833
2,262	Biohaven Ltd.*	39,608
654	Bioxcel Therapeutics Inc.*(a)	11,733
2,930	Bluebird Bio Inc.*	9,815
2,297	Blueprint Medicines Corp.*	129,826
4,272	Bridgebio Pharma Inc.*	58,612
1,683	C4 Therapeutics Inc.*	5,705
2,063	CareDx Inc.*	16,463
2,167	Caribou Biosciences Inc.*	9,556
3,721	Catalyst Pharmaceuticals Inc.*	42,978

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7% - (continued)
Biotechnology - 3.1% - (continued)
1,757	Celldex Therapeutics Inc.*	$55,873
2,149	Celularity Inc.*	1,634
1,003	Century Therapeutics Inc.*	3,190
16,079	Cerevel Therapeutics Holdings Inc.*	524,175
2,677	Chimerix Inc.*	3,694
1,895	Chinook Therapeutics Inc.*	45,840
2,240	Cogent Biosciences Inc.*	26,298
49,020	Coherus Biosciences Inc.*	200,492
1,958	Crinetics Pharmaceuticals Inc.*	42,743
3,943	CTI BioPharma Corp.*	35,684
1,436	Cullinan Oncology Inc.*	14,762
3,163	Cytokinetics Inc.*	119,213
1,077	Day One Biopharmaceuticals Inc.*	14,324
1,864	Deciphera Pharmaceuticals Inc.*	25,164
4,084	Denali Therapeutics Inc.*	123,418
1,220	Design Therapeutics Inc.*	6,869
4,541	Dynavax Technologies Corp.*	51,904
1,194	Dyne Therapeutics Inc.*	15,558
486	Eagle Pharmaceuticals Inc.*	10,085
2,361	Editas Medicine Inc., Class A Shares*	21,674
1,397	Eiger BioPharmaceuticals Inc.*	1,565
2,144	Emergent BioSolutions Inc.*	18,288
712	Enanta Pharmaceuticals Inc.*	16,718
8,679	EQRx Inc.*	15,275
2,775	Erasca Inc.*	7,520
6,742	Exact Sciences Corp.*	550,012
12,245	Exelixis Inc.*	236,084
3,113	Fate Therapeutics Inc.*	15,721
3,344	FibroGen Inc.*	57,684
784	Foghorn Therapeutics Inc.*	4,931
1,906	Generation Bio Co.*	6,671
14,735	Geron Corp.*	48,183
2,781	Gossamer Bio Inc.*(a)	3,727
3,022	GreenLight Biosciences Holdings PBC*	884
5,060	Halozyme Therapeutics Inc.*	164,096
4,418	Heron Therapeutics Inc.*	5,037
532	HilleVax Inc.*	9,055
2,222	Humacyte Inc.*	7,621
1,045	Icosavax Inc.*	10,492
1,699	Ideaya Biosciences Inc.*	38,805
297	IGM Biosciences Inc.*	3,579
3,464	ImmunityBio Inc.*(a)	9,526
8,182	ImmunoGen Inc.*	111,602
1,742	Immunovant Inc.*	36,599
1,253	Inhibrx Inc.*	29,646
8,887	Inovio Pharmaceuticals Inc.*	5,320
5,035	Insmed Inc.*	95,816
2,375	Instil Bio Inc.*	1,425
3,277	Intellia Therapeutics Inc.*	122,101
974	Intercept Pharmaceuticals Inc.*	10,266
1,936	Invivyd Inc.*	3,485
5,485	Ionis Pharmaceuticals Inc.*	224,337
5,299	Iovance Biotherapeutics Inc.*	46,313

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7% - (continued)
Biotechnology - 3.1% - (continued)
5,272	Ironwood Pharmaceuticals Inc., Class A Shares*	$57,359
1,000	iTeos Therapeutics Inc.*	16,280
5,304	IVERIC bio Inc.*	200,226
895	Janux Therapeutics Inc.*	10,400
871	KalVista Pharmaceuticals Inc.*	8,492
1,244	Karuna Therapeutics Inc.*	281,828
2,788	Karyopharm Therapeutics Inc.*	6,301
750	Keros Therapeutics Inc.*	35,895
1,957	Kezar Life Sciences Inc.*	5,440
1,073	Kiniksa Pharmaceuticals Ltd., Class A Shares*	14,872
890	Kinnate Biopharma Inc.*	3,827
1,361	Kodiak Sciences Inc.*	8,071
1,382	Kronos Bio Inc.*	2,308
808	Krystal Biotech Inc.*	95,223
2,417	Kura Oncology Inc.*	32,194
1,443	Kymera Therapeutics Inc.*	42,482
2,519	Lexicon Pharmaceuticals Inc.*	8,313
7,232	Lyell Immunopharma Inc.*	23,070
2,240	MacroGenics Inc.*	10,461
486	Madrigal Pharmaceuticals Inc.*	135,307
10,377	MannKind Corp.*	48,149
1,109	MeiraGTx Holdings PLC*	7,630
3,754	Mersana Therapeutics Inc.*	28,230
4,371	MiMedx Group Inc.*	25,614
465	Mineralys Therapeutics Inc.*	6,761
1,806	Mirati Therapeutics Inc.*	67,111
765	Mirum Pharmaceuticals Inc.*	20,066
1,250	Monte Rosa Therapeutics Inc.*	9,225
7,650	MoonLake Immunotherapeutics, Class A Shares*(a)	208,157
1,038	Morphic Holding Inc.*	59,685
2,979	Myriad Genetics Inc.*	65,717
3,801	Natera Inc.*	179,065
3,700	Neurocrine Biosciences Inc.*	331,261
1,590	Nkarta Inc.*	7,346
2,945	Novavax Inc.*	23,707
1,837	Nurix Therapeutics Inc.*	18,590
869	Nuvalent Inc., Class A Shares*	36,585
9,089	Ocugen Inc.*	4,181
19	Oncternal Therapeutics Inc.*(c)	19
2,782	Organogenesis Holdings Inc., Class A Shares*	10,099
3,559	Outlook Therapeutics Inc.*	5,339
569	PepGen Inc.*	8,524
1,268	PMV Pharmaceuticals Inc.*	6,784
3,246	Point Biopharma Global Inc., Class A Shares*	30,090
1,097	Praxis Precision Medicines Inc.*	943
3,243	Precigen Inc.*	3,859
379	Prime Medicine Inc.*	5,200
1,348	Prometheus Biosciences Inc.*	267,848
1,740	Protagonist Therapeutics Inc.*	45,362
1,502	Prothena Corp. PLC*	99,778
2,713	PTC Therapeutics Inc.*	113,865
1,002	Rallybio Corp.*	7,174
1,172	RAPT Therapeutics Inc.*	23,475

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7% - (continued)
Biotechnology - 3.1% - (continued)
5,037	Recursion Pharmaceuticals Inc., Class A Shares*	$44,174
1,451	REGENXBIO Inc.*	25,001
3,260	Relay Therapeutics Inc.*	36,316
1,903	Replimune Group Inc.*	36,138
3,327	REVOLUTION Medicines Inc.*	82,942
5,956	Rigel Pharmaceuticals Inc.*	8,338
37,507	Rocket Pharmaceuticals Inc.*	785,022
1,975	Sage Therapeutics Inc.*	97,763
3,358	Sana Biotechnology Inc.*(a)	20,215
5,271	Sangamo Therapeutics Inc.*	5,904
3,252	Sarepta Therapeutics Inc.*(c)	401,947
2,747	Seres Therapeutics Inc.*	13,598
1,449	SpringWorks Therapeutics Inc.*	39,674
672	Stoke Therapeutics Inc.*	7,526
1,648	Sutro Biopharma Inc.*	7,400
2,480	Syndax Pharmaceuticals Inc.*	49,526
849	Talaris Therapeutics Inc.*	2,250
1,743	Tango Therapeutics Inc.*	4,706
1,223	Tenaya Therapeutics Inc.*	8,806
5,201	TG Therapeutics Inc.*	138,503
2,478	Travere Therapeutics Inc., Class Preferred Shares*	44,331
2,119	Twist Bioscience Corp.*	32,103
599	Tyra Biosciences Inc.*	8,668
2,580	Ultragenyx Pharmaceutical Inc.*	127,349
1,708	United Therapeutics Corp.*	358,236
2,203	Vanda Pharmaceuticals Inc.*	13,108
4,917	Vaxart Inc.*	5,999
2,737	Vaxcyte Inc.*	135,536
229	VBI Vaccines Inc.*	680
544	Vera Therapeutics Inc., Class A Shares*	4,542
2,759	Veracyte Inc.*	71,403
1,902	Vericel Corp.*	61,092
1,869	Verve Therapeutics Inc.*	28,932
2,772	Vir Biotechnology Inc.*	73,929
1,394	Viridian Therapeutics Inc.*	33,219
7,834	VistaGen Therapeutics Inc.*	1,113
2,183	Xencor Inc.*	59,159
1,519	Y-mAbs Therapeutics Inc.*	12,349
1,727	Zentalis Pharmaceuticals Inc.*	44,971

	Total Biotechnology	14,886,930

Health Care Equipment & Supplies - 5.2%
82,630	Accuray Inc.*	304,905
3,020	Alphatec Holdings Inc.*	45,783
1,224	AngioDynamics Inc.*	11,579
1,298	Artivion Inc.*	19,444
12,363	AtriCure Inc.*	555,964
48	Atrion Corp	24,977
13,454	Avanos Medical Inc.*	329,623
1,826	AxoGen Inc.*	15,521
1,887	Axonics Inc.*	91,312
559	Becton Dickinson and Co.	135,144
1,018	Bioventus Inc., Class A Shares*	2,754
5,328	Butterfly Network Inc.*(a)	13,000

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7% - (continued)
Health Care Equipment & Supplies - 5.2% - (continued)
6,314	Cerus Corp.*	$13,512
1,129	CONMED Corp.	136,948
4,640	Cue Health Inc.*	3,533
634	Cutera Inc.*	10,658
20,132	CytoSorbents Corp.*	59,792
88,244	DENTSPLY SIRONA Inc.	3,187,373
9,464	Edwards Lifesciences Corp.*	797,153
2,187	Embecta Corp.	60,514
1,985	Enovis Corp.*	104,669
6,307	Envista Holdings Corp.*	201,130
4,676	Figs Inc., Class A Shares*	38,530
1,760	Glaukos Corp.*	100,355
27,203	Globus Medical Inc., Class A Shares*	1,472,498
26,170	Haemonetics Corp.*	2,213,982
377	Heska Corp.*	45,138
2,863	ICU Medical Inc.*	500,710
1,859	Inari Medical Inc.*	112,284
990	Inogen Inc.*	10,425
5,899	Inspire Medical Systems Inc.*	1,725,399
1,270	Integer Holdings Corp.*	103,962
2,819	Integra LifeSciences Holdings Corp.*	106,981
5,096	Intuitive Surgical Inc.*	1,568,753
236	iRadimed Corp.	11,099
1,152	iRhythm Technologies Inc.*	131,639
10,074	Lantheus Holdings Inc.*	872,308
763	LeMaitre Vascular Inc.	47,947
2,075	LivaNova PLC*	91,881
1,833	Masimo Corp.*	296,653
22,155	Merit Medical Systems Inc.*	1,825,572
1,912	Nano-X Imaging Ltd.*(a)	34,014
8,409	Neogen Corp.*	147,073
1,335	Nevro Corp.*	36,793
3,992	Novocure Ltd.*	286,666
5,458	NuVasive Inc.*	208,277
1,686	Omnicell Inc.*	123,786
45,232	OraSure Technologies Inc.*	227,517
1,144	Orthofix Medical Inc.*	21,381
567	OrthoPediatrics Corp.*	24,494
1,948	Outset Medical Inc.*	40,577
1,646	Paragon 28 Inc.*	29,595
1,379	Penumbra Inc.*	423,822
935	PROCEPT BioRobotics Corp.*	31,276
1,739	Pulmonx Corp.*	20,885
6,738	QuidelOrtho Corp.*	573,673
939	RxSight Inc.*	22,883
19,342	Senseonics Holdings Inc.*(a)	12,387
1,369	Shockwave Medical Inc.*	376,598
1,543	SI-BONE Inc.*	38,853
981	Sight Sciences Inc.*	9,408
1,454	Silk Road Medical Inc.*	43,896
71,151	Smith & Nephew PLC, ADR(a)	2,127,415
1,853	STAAR Surgical Co.*	107,511
496	Surmodics Inc.*	9,092

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7% - (continued)
Health Care Equipment & Supplies - 5.2% - (continued)
664	Tactile Systems Technology Inc.*	$13,957
2,476	Tandem Diabetes Care Inc.*	64,351
1,592	Teleflex Inc.	373,722
1,178	TransMedics Group Inc.*	85,594
1,483	Treace Medical Concepts Inc.*	39,448
247	UFP Technologies Inc.*	38,194
120	Utah Medical Products Inc.	11,219
15,419	Varex Imaging Corp.*	339,835
2,847	Vicarious Surgical Inc.*	5,979
5,420	ViewRay Inc.*	2,986
9,437	Zimmer Biomet Holdings Inc.	1,201,708
19,339	Zimvie Inc.*	193,003
811	Zynex Inc.*(a)	7,607

	Total Health Care Equipment & Supplies	24,756,879

Health Care Providers & Services - 3.3%
9,685	23andMe Holding Co., Class A Shares*	18,595
42,258	Acadia Healthcare Co., Inc.*	2,984,683
2,834	Accolade Inc.*	34,121
2,800	AdaptHealth Corp., Class A Shares*	29,344
584	Addus HomeCare Corp.*	52,648
931	Agiliti Inc.*	15,240
10,070	agilon health Inc.*	200,192
782	AirSculpt Technologies Inc.(a)	6,600
3,652	Alignment Healthcare Inc.*	21,437
10,298	Amedisys Inc.*	781,927
1,683	AMN Healthcare Services Inc.*	159,818
1,442	Apollo Medical Holdings Inc.*	45,596
1,522	Aveanna Healthcare Holdings Inc.*	1,796
7,766	Brookdale Senior Living Inc.*	26,793
7,037	Cano Health Inc.*	9,570
2,788	CareMax Inc.*	7,332
919	Castle Biosciences Inc.*	22,451
2,793	Chemed Corp	1,490,820
16,709	Clover Health Investments Corp., Class A Shares*	14,151
5,286	Community Health Systems Inc.*	17,285
334	CorVel Corp.*	65,277
1,370	Cross Country Healthcare Inc.*	34,935
2,107	DaVita Inc.*	197,363
3,453	DocGo Inc.*	30,904
16,342	Encompass Health Corp.	1,013,531
9,123	Enhabit Inc.*	98,164
2,080	Ensign Group Inc. (The)	184,309
885	Fulgent Genetics Inc.*	35,196
266	GeneDx Holdings Corp., Class A Shares*	2,000
3,779	Guardant Health Inc.*	110,800
15,495	HealthEquity Inc.*	849,126
5,227	Henry Schein Inc.*	386,275
4,666	Hims & Hers Health Inc.*	41,714
722	Innovage Holding Corp.*	4,859
8,433	Invitae Corp.*(a)	9,023
633	Joint Corp. (The)*	8,976
2,940	LifeStance Health Group Inc.*(a)	24,079
449	ModivCare Inc.*	20,174

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7% - (continued)
Health Care Providers & Services - 3.3% - (continued)
2,817	Molina Healthcare Inc.*	$771,576
440	National HealthCare Corp.	26,708
496	National Research Corp.	22,270
4,836	NeoGenomics Inc.*	83,083
8,326	Nutex Health Inc.*	3,624
1,092	Oncology Institute Inc. (The)*	467
17,392	OPKO Health Inc.*	24,175
58,374	Option Care Health Inc.*	1,608,204
2,753	Owens & Minor Inc.*	55,913
1,319	P3 Health Partners Inc.*(a)	5,342
15,336	Patterson Cos., Inc.	401,650
20,761	Pediatrix Medical Group Inc.*	276,121
916	Pennant Group Inc. (The)*	10,992
27,735	PetIQ Inc., Class A Shares*	353,067
4,563	Premier Inc., Class A Shares(c)	114,075
3,745	Privia Health Group Inc.*	93,438
2,872	Progyny Inc.*	106,982
5,767	R1 RCM Inc.*	93,714
2,012	RadNet Inc.*	58,227
4,022	Select Medical Holdings Corp.	110,082
1,984	Surgery Partners Inc.*	74,360
4,119	Tenet Healthcare Corp.*	293,273
16,060	Universal Health Services Inc., Class B Shares	2,122,008
527	US Physical Therapy Inc.	53,833

	Total Health Care Providers & Services	15,820,288

Health Care Technology - 0.7%
8,519	American Well Corp., Class A Shares*	18,827
4,523	Certara Inc.*	93,988
536	Computer Programs & Systems Inc.*	12,789
1,391	Definitive Healthcare Corp., Class A Shares*	13,548
4,231	Doximity Inc., Class A Shares*(a)	129,765
3,178	Evolent Health Inc., Class A Shares*	92,607
2,001	Health Catalyst Inc.*	22,531
873	HealthStream Inc	20,096
15,369	Multiplan Corp.*	21,363
2,266	NextGen Healthcare Inc.*	35,282
765	OptimizeRx Corp.*	10,741
1,878	Phreesia Inc.*	56,377
2,189	Schrodinger Inc.*	73,222
10,385	Sharecare Inc.*	15,474
547	Simulations Plus Inc.	24,172
6,209	Teladoc Health Inc.*	143,738
9,967	Veeva Systems Inc., Class A Shares*	1,651,532
56,396	Veradigm Inc.*	664,345

	Total Health Care Technology	3,100,397

Life Sciences Tools & Services - 2.4%
3,573	10X Genomics Inc., Class A Shares*	187,440
7,963	AbCellera Biologics Inc.*	55,502
3,898	Adaptive Biotechnologies Corp.*	27,130
767	Akoya Biosciences Inc.*	4,318
216	Alpha Teknova Inc.*	830
35,825	Azenta Inc.*	1,549,431
1,206	BioLife Solutions Inc.*	28,160

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7% - (continued)
Life Sciences Tools & Services - 2.4% - (continued)
10,701	Bionano Genomics Inc.*(a)	$7,404
2,358	Bio-Rad Laboratories Inc., Class A Shares*	880,359
30,492	Bio-Techne Corp.	2,493,941
4,151	Bruker Corp.	286,834
8,354	Charles River Laboratories International Inc.*	1,615,497
2,245	Codexis Inc.*	4,962
1,543	CryoPort Inc.*	28,407
4,353	Cytek Biosciences Inc.*	33,997
7,992	Illumina Inc.*	1,571,627
614	Inotiv Inc.*	3,733
4,456	Maravai LifeSciences Holdings Inc., Class A Shares*	57,215
3,229	MaxCyte Inc.*	13,174
981	Medpace Holdings Inc.*	203,038
188	Mesa Laboratories Inc.	24,344
1,925	NanoString Technologies Inc.*	11,338
3,512	Nautilus Biotechnology Inc., Class A Shares*	10,044
3,033	OmniAb Inc.*	13,103
234	OmniAb Inc., Class CR3 Shares (Cost - $0, acquired 11/3/22)*(b)(d)(c)	–
234	OmniAb Inc., Class CR4 Shares (Cost - $0, acquired 11/3/22)*(b)(d)(c)	–
9,510	Pacific Biosciences of California Inc.*	117,734
1,816	PhenomeX Inc.*	1,271
8,694	QIAGEN NV*	392,621
1,361	Quanterix Corp.*	26,689
4,548	Quantum-Si Inc.*	6,868
6,851	Repligen Corp.*	1,150,420
3,242	Science 37 Holdings Inc.*	831
1,843	Seer Inc., Class A Shares*	6,782
2,075	Singular Genomics Systems Inc.*	2,189
4,744	SomaLogic Inc.*	14,374
4,059	Sotera Health Co.*	57,191
83,055	Standard BioTools Inc.*(b)(a)	195,179
3,979	Syneos Health Inc., Class A Shares*	165,526
1,053	Waters Corp.*	264,535

	Total Life Sciences Tools & Services	11,514,038

Pharmaceuticals - 1.0%
2,445	Aclaris Therapeutics Inc.*	20,416
59,268	Amneal Pharmaceuticals Inc.*	138,687
1,440	Amphastar Pharmaceuticals Inc.*	63,893
1,899	Amylyx Pharmaceuticals Inc.*	46,886
428	AN2 Therapeutics Inc.*	2,401
553	ANI Pharmaceuticals Inc.*	24,962
1,849	Arvinas Inc.*	40,364
3,220	Atea Pharmaceuticals Inc.*	12,848
1,072	Athira Pharma Inc.*	2,969
1,227	Axsome Therapeutics Inc.*	90,528
1,882	Cara Therapeutics Inc.*	5,985
1,467	Cassava Sciences Inc.*(a)	33,316
12,273	Catalent Inc.*	456,924
1,004	CinCor Pharma Inc.*(c)	3,072
1,236	Collegium Pharmaceutical Inc.*	27,279
3,296	Corcept Therapeutics Inc.*	77,423
1,314	DICE Therapeutics Inc.*	41,536
1,704	Edgewise Therapeutics Inc.*	17,244

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
HEALTH CARE - 15.7% - (continued)
Pharmaceuticals - 1.0% - (continued)
2,726	Esperion Therapeutics Inc.*	$3,707
1,328	Evolus Inc.*	12,018
826	EyePoint Pharmaceuticals Inc.*	4,997
1,576	Fulcrum Therapeutics Inc.*	4,287
993	Harmony Biosciences Holdings Inc.*	34,338
50,674	Innoviva Inc.*	683,592
3,556	Intra-Cellular Therapies Inc.*	211,155
2,334	Jazz Pharmaceuticals PLC*	299,125
619	Ligand Pharmaceuticals Inc.*	43,380
2,242	Liquidia Corp.*	18,205
7,453	Nektar Therapeutics, Class A Shares*	4,324
1,878	NGM Biopharmaceuticals Inc.*	5,690
6,179	Nuvation Bio Inc.*	10,010
2,651	Ocular Therapeutix Inc.*	16,966
9,694	Organon & Co.	187,967
1,718	Pacira BioSciences Inc.*	65,336
5,217	Perrigo Co. PLC	166,735
674	Phathom Pharmaceuticals Inc.*	7,926
789	Phibro Animal Health Corp., Class A Shares	10,494
14,673	Prestige Consumer Healthcare Inc.*	839,736
1,052	Reata Pharmaceuticals Inc., Class A Shares*	94,733
1,086	Relmada Therapeutics Inc.*	3,084
3,024	Revance Therapeutics Inc.*	92,413
2,404	Scilex Holding Co. (Cost - $24,493, acquired 1/9/23)*(d)	14,304
1,907	SIGA Technologies Inc.	10,698
27,757	Supernus Pharmaceuticals Inc.*	919,867
827	Tarsus Pharmaceuticals Inc.*	13,852
2,181	Theravance Biopharma Inc.*	24,384
738	Theseus Pharmaceuticals Inc.*	5,373
412	Third Harmonic Bio Inc.*	1,973
923	Ventyx Biosciences Inc.*	31,816
6,848	Xeris Biopharma Holdings Inc.*	17,531

	Total Pharmaceuticals	4,966,749

	TOTAL HEALTH CARE	75,045,281

INDUSTRIALS - 20.3%
Aerospace & Defense - 2.2%
1,311	AAR Corp.*	65,694
15,112	Aerojet Rocketdyne Holdings Inc.*	823,302
942	Aerovironment Inc.*	87,992
775	AerSale Corp.*	11,640
5,490	Archer Aviation Inc., Class A Shares*	16,360
7,612	Astra Space Inc.*	2,740
1,028	Astronics Corp.*	16,345
2,601	Axon Enterprise Inc.*	501,759
3,471	BWX Technologies Inc.	209,371
633	Cadre Holdings Inc.	13,230
1,506	Curtiss-Wright Corp.	238,038
393	Ducommun Inc.*	16,097
17,512	HEICO Corp., Class A Shares	2,133,837
20,242	Hexcel Corp.	1,396,496
14,359	Howmet Aerospace Inc.	613,847
1,539	Huntington Ingalls Industries Inc.	309,924
1,078	Kaman Corp.	22,401

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Aerospace & Defense - 2.2% - (continued)
4,778	Kratos Defense & Security Solutions Inc.*	$62,783
17,395	Mercury Systems Inc.*	706,063
3,763	Momentus Inc., Class A Shares*	1,266
1,112	Moog Inc., Class A Shares	108,098
183	National Presto Industries Inc.	13,641
809	Park Aerospace Corp.	10,598
1,294	Parsons Corp.*	57,829
7,640	Rocket Lab USA Inc.*	34,991
4,031	Spirit AeroSystems Holdings Inc., Class A Shares	107,184
8,081	Textron Inc.	499,971
2,464	TransDigm Group Inc.	1,906,274
2,488	Triumph Group Inc.*	27,841
407	V2X Inc.*	16,789
9,464	Virgin Galactic Holdings Inc.*(a)	32,745
2,228	Woodward Inc.	234,853

	Total Aerospace & Defense	10,299,999

Air Freight & Logistics - 0.2%
2,220	Air Transport Services Group Inc.*	37,074
1,036	Forward Air Corp.	100,772
11,175	GXO Logistics Inc.*	624,906
1,200	Hub Group Inc., Class A Shares*	88,272
1,467	Radiant Logistics Inc.*	9,169

	Total Air Freight & Logistics	860,193

Building Products - 1.8%
12,605	AAON Inc.	1,091,719
2,496	Advanced Drainage Systems Inc.	241,538
3,380	Allegion PLC	354,021
665	American Woodmark Corp.*	39,568
4,851	AO Smith Corp.	310,173
824	Apogee Enterprises Inc.	30,414
1,778	Armstrong World Industries Inc.	111,018
30,877	AZEK Co., Inc. (The), Class A Shares*	717,890
12,409	AZZ Inc.	433,198
5,617	Builders FirstSource Inc.*	651,291
897	Caesarstone Ltd.	4,162
6,148	Carlisle Cos., Inc.	1,306,081
557	CSW Industrials Inc.	78,938
4,985	Fortune Brands Innovations Inc.	301,343
1,207	Gibraltar Industries Inc.*	63,126
1,788	Griffon Corp.	56,358
2,898	Hayward Holdings Inc.*	31,472
781	Insteel Industries Inc.	23,376
2,870	Janus International Group Inc.*	25,342
3,154	JELD-WEN Holding Inc.*	41,286
1,241	Lennox International Inc.	341,908
849	Masonite International Corp.*	74,772
5,019	Masterbrand Inc.*	52,097
3,613	Owens Corning	384,170
2,141	PGT Innovations Inc.*	53,247
1,220	Quanex Building Products Corp.	25,632
61,302	Resideo Technologies Inc.*	982,671
1,654	Simpson Manufacturing Co., Inc.	195,486
4,266	Trex Co., Inc.*	219,059

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Building Products - 1.8% - (continued)
2,251	UFP Industries Inc.	$175,803
5,200	View Inc.*	811
4,800	Zurn Elkay Water Solutions Corp.	108,048

	Total Building Products	8,526,018

Commercial Services & Supplies - 1.8%
2,478	ABM Industries Inc.	109,428
3,556	ACCO Brands Corp.	17,211
4,678	ACV Auctions Inc., Class A Shares*	79,713
933	Aris Water Solutions Inc., Class A Shares	8,574
1,772	Brady Corp., Class A Shares	84,489
2,030	BrightView Holdings Inc.*	13,398
1,772	Brink’s Co. (The)	117,891
14,146	Casella Waste Systems Inc., Class A Shares*	1,275,403
692	Cimpress PLC*	33,064
5,972	Clean Harbors Inc.*	838,469
4,350	CoreCivic Inc.*	37,497
1,668	Deluxe Corp.	25,387
2,333	Driven Brands Holdings Inc.*	57,928
1,039	Ennis Inc.	20,125
4,530	GEO Group Inc. (The)*	33,794
111,381	Harsco Corp.*	942,283
2,707	Healthcare Services Group Inc.	36,572
534	Heritage-Crystal Clean Inc.*	17,707
1,561	HNI Corp.	39,805
2,175	Interface Inc., Class A Shares	15,073
1,285	Kimball International Inc., Class B Shares	15,806
5,571	Li-Cycle Holdings Corp.*(a)	26,295
937	Liquidity Services Inc.*	14,177
23,170	Matthews International Corp., Class A Shares	892,045
2,875	MillerKnoll Inc.	38,956
998	Montrose Environmental Group Inc.*	35,020
1,432	MSA Safety Inc.	196,986
157	NL Industries Inc.	878
45,756	OPENLANE Inc.*	687,255
4,876	Pitney Bowes Inc.	16,188
2,084	Quad/Graphics Inc.*	6,815
2,734	RB Global Inc.	142,387
855	SP Plus Corp.*	31,131
3,699	Steelcase Inc., Class A Shares	24,007
17,126	Stericycle Inc.*	721,861
2,010	Tetra Tech Inc.	276,315
583	UniFirst Corp.	99,757
677	Viad Corp.*	15,720
375	VSE Corp.	17,636
13,054	Waste Connections Inc.	1,783,829

	Total Commercial Services & Supplies	8,846,875

Construction & Engineering - 2.0%
5,115	AECOM	399,226
1,231	Ameresco Inc., Class A Shares*	53,032
7,987	API Group Corp.*	180,506
7,917	Arcosa Inc.	519,830
520	Argan Inc.	21,034
1,365	Comfort Systems USA Inc.	201,993

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Construction & Engineering - 2.0% - (continued)
1,176	Concrete Pumping Holdings Inc.*	$8,161
1,429	Construction Partners Inc., Class A Shares*	39,540
16,442	Dycom Industries Inc.*	1,667,712
1,801	EMCOR Group Inc.	296,877
5,519	Fluor Corp.*	146,585
1,695	Granite Construction Inc.	61,342
2,542	Great Lakes Dredge & Dock Corp.*	16,116
303	IES Holdings Inc.*	14,368
2,370	MasTec Inc.*	240,223
7,684	MDU Resources Group Inc.	224,219
630	MYR Group Inc.*	80,325
394	Northwest Pipe Co.*	10,465
2,009	Primoris Services Corp.	53,841
5,477	Quanta Services Inc.	972,606
1,076	Sterling Infrastructure Inc.*	49,571
1,364	Tutor Perini Corp.*	7,366
2,436	Valmont Industries Inc.	638,890
80,488	WillScot Mobile Mini Holdings Corp.*	3,467,423

	Total Construction & Engineering	9,371,251

Electrical Equipment - 1.2%
1,217	Acuity Brands Inc.	183,390
459	Allied Motion Technologies Inc.	15,574
5,828	Array Technologies Inc.*	129,207
1,551	Atkore Inc.*	181,110
98,573	Babcock & Wilcox Enterprises Inc.*	473,150
1,578	Blink Charging Co.*(a)	10,620
26,170	Bloom Energy Corp., Class A Shares*(a)	359,052
9,655	ChargePoint Holdings Inc.*(a)	93,364
6,098	Encore Wire Corp.	998,060
2,690	Energy Vault Holdings Inc.*	5,649
1,580	EnerSys	153,687
4,023	Enovix Corp.*(a)	53,385
3,957	ESS Tech Inc.*	4,551
1,272	Fluence Energy Inc., Class A Shares*	31,546
1,932	FTC Solar Inc.*	5,332
16,687	FuelCell Energy Inc.*	35,376
6,858	GrafTech International Ltd.	29,421
2,978	Heliogen Inc.*	730
2,077	Hubbell Inc., Class B Shares	586,669
1,178	NEXTracker Inc., Class A Shares*	45,058
1,000	NuScale Power Corp.*(a)	7,500
6,226	nVent Electric PLC	270,084
19,711	Plug Power Inc.*(a)	163,995
332	Powell Industries Inc.	19,090
128	Preformed Line Products Co.	19,675
2,554	Regal Rexnord Corp.	331,739
19,539	Sensata Technologies Holding PLC	811,259
6,279	Shoals Technologies Group Inc., Class A Shares*	147,494
5,478	Stem Inc.*	30,239
3,093	SunPower Corp., Class A Shares*	32,786
7,985	Sunrun Inc.*	140,855
1,189	Thermon Group Holdings Inc.*	27,276
1,329	TPI Composites Inc.*	14,167

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Electrical Equipment - 1.2% - (continued)
11,782	Vertiv Holdings Co., Class A Shares	$227,393
881	Vicor Corp.*	48,763

	Total Electrical Equipment	5,687,246

Ground Transportation - 1.3%
935	ArcBest Corp.	78,334
971	Avis Budget Group Inc.*	162,924
318	Covenant Logistics Group Inc., Class A Shares	12,138
1,348	Daseke Inc.*	8,088
1,639	Heartland Express Inc.	25,568
7,125	Hertz Global Holdings Inc.*	111,720
18,307	Knight-Swift Transportation Holdings Inc., Class A Shares	1,006,702
1,407	Landstar System Inc.	246,760
12,593	Lyft Inc., Class A Shares*	113,589
2,249	Marten Transport Ltd.	47,566
4,927	Old Dominion Freight Line Inc.	1,529,538
234	PAM Transportation Services Inc.*	6,122
4,388	RXO Inc.*	91,578
1,841	Ryder System Inc.	145,126
6,383	Saia Inc.*	1,813,793
2,165	Schneider National Inc., Class B Shares	56,117
6,050	TuSimple Holdings Inc., Class A Shares*	12,221
387	U-Haul Holding Co.	20,422
3,141	U-Haul Holding Co., Class B Shares	145,397
346	Universal Logistics Holdings Inc.	9,186
8,562	Werner Enterprises Inc.	376,043
3,980	XPO Inc.*	186,781

	Total Ground Transportation	6,205,713

Industrial Conglomerates - 0.6%
31,910	3M Co.	2,977,522
1,087	Brookfield Business Corp., Class A Shares	22,360

	Total Industrial Conglomerates	2,999,882

Machinery - 3.6%
4,809	3D Systems Corp.*	39,434
2,420	AGCO Corp.	266,878
397	Alamo Group Inc.	66,085
12,560	Albany International Corp., Class A Shares	1,066,595
3,502	Allison Transmission Holdings Inc.	165,645
862	Astec Industries Inc.	31,773
23,066	Barnes Group Inc.	907,647
2,891	Berkshire Grey Inc.*	4,018
679	Blue Bird Corp.*	17,219
1,612	Chart Industries Inc.*	176,885
615	CIRCOR International Inc.*	17,823
1,031	Columbus McKinnon Corp.	37,611
1,823	Crane Co.	132,459
1,823	Crane NXT Co.	95,944
11,410	Desktop Metal Inc., Class A Shares*(a)	21,223
4,700	Donaldson Co., Inc.	275,091
929	Douglas Dynamics Inc.	26,254
2,126	Energy Recovery Inc.*	50,620
16,641	Enerpac Tool Group Corp., Class A Shares	423,014
796	EnPro Industries Inc.	80,460
2,179	Esab Corp.	127,951

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Machinery - 3.6% - (continued)
995	ESCO Technologies Inc.	$89,550
2,309	Federal Signal Corp.	122,354
18,738	Flowserve Corp.	609,922
1,785	Franklin Electric Co., Inc.	162,364
3,998	Gates Industrial Corp. PLC*	46,857
903	Gorman-Rupp Co. (The)	21,609
14,316	Graco Inc.	1,095,031
1,203	Greenbrier Cos., Inc. (The)	32,685
1,229	Helios Technologies Inc.	60,774
2,704	Hillenbrand Inc.	129,711
5,415	Hillman Solutions Corp.*	43,861
1,372	Hydrofarm Holdings Group Inc.*	1,258
4,856	Hyliion Holdings Corp.*	7,964
452	Hyster-Yale Materials Handling Inc.	21,135
4,055	Hyzon Motors Inc.*	2,230
3,184	IDEX Corp.	634,125
17,320	ITT Inc.	1,319,091
1,214	John Bean Technologies Corp.	129,424
440	Kadant Inc.	83,477
3,089	Kennametal Inc.	76,978
63,005	Knorr-Bremse AG, ADR	1,076,755
88	Lightning eMotors Inc.*	351
8,471	Lincoln Electric Holdings Inc.	1,437,190
3,458	Lindsay Corp.	407,352
984	Luxfer Holdings PLC, ADR	14,130
1,593	Manitowoc Co., Inc. (The)*	22,860
48,445	Markforged Holding Corp.*	43,116
7,794	Microvast Holdings Inc.*(a)	9,665
2,070	Middleby Corp. (The)*	273,240
385	Miller Industries Inc.	12,651
2,182	Mueller Industries Inc.	162,035
123,810	Mueller Water Products Inc., Class A Shares	1,696,197
11,684	Nikola Corp.*(a)	7,291
2,199	Nordson Corp.	479,228
108	Omega Flex Inc.	11,250
2,545	Oshkosh Corp.	187,897
6,374	Pentair PLC	353,566
8,151	Proterra Inc.*	8,722
996	Proto Labs Inc.*	30,637
1,099	RBC Bearings Inc.*	217,921
1,070	REV Group Inc.	10,850
3,850	Sarcos Technology & Robotics Corp.*	1,502
1,310	Shyft Group Inc. (The)	30,798
2,021	Snap-on Inc.	502,946
1,694	SPX Technologies Inc.*	129,354
481	Standex International Corp.	65,507
698	Tennant Co.	51,024
2,583	Terex Corp.	119,774
2,388	Timken Co. (The)	170,861
1,948	Titan International Inc.*	19,266
4,048	Toro Co. (The)	396,016
3,185	Trinity Industries Inc.	67,363
4,610	Twin Disc Inc.*	51,816

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Machinery - 3.6% - (continued)
2,325	Velo3D Inc.*	$4,487
1,882	Wabash National Corp.	44,133
1,053	Watts Water Technologies Inc., Class A Shares	166,848
4,217	Westinghouse Air Brake Technologies Corp.	390,621

	Total Machinery	17,396,249

Marine Transportation - 0.1%
2,360	Costamare Inc.	18,219
557	Eagle Bulk Shipping Inc.(a)	21,879
871	Eneti Inc.	8,240
1,631	Genco Shipping & Trading Ltd.	20,241
4,986	Golden Ocean Group Ltd.	35,201
2,300	Kirby Corp.*	164,588
1,479	Matson Inc.	101,060
2,124	Safe Bulkers Inc.	6,733

	Total Marine Transportation	376,161

Passenger Airlines - 0.2%
4,774	Alaska Air Group Inc.*	214,496
621	Allegiant Travel Co.*	60,541
24,841	American Airlines Group Inc.*	367,150
2,589	Blade Air Mobility Inc.*	8,362
1,127	Copa Holdings SA, Class A Shares	118,403
1,205	Frontier Group Holdings Inc.*	9,917
2,057	Hawaiian Holdings Inc.*	16,477
12,249	JetBlue Airways Corp.*	83,661
10,499	Joby Aviation Inc.*(a)	59,004
1,945	SkyWest Inc.*	58,175
4,196	Spirit Airlines Inc.	63,821
1,269	Sun Country Airlines Holdings Inc.*	23,857
7,655	Wheels Up Experience Inc.*	2,215

	Total Passenger Airlines	1,086,079

Professional Services - 3.7%
14,728	Alight Inc., Class A Shares*	124,599
14,822	ASGN Inc.*	969,803
269	Barrett Business Services Inc.	22,596
5,086	Booz Allen Hamilton Holding Corp., Class A Shares	511,550
904	CACI International Inc., Class A Shares*	270,495
1,781	CBIZ Inc.*	89,798
5,272	Ceridian HCM Holding Inc.*	326,073
18,160	Clarivate PLC*	141,648
1,615	Concentrix Corp.	141,635
185,072	Conduent Inc.*	560,768
17,066	CoStar Group Inc.*	1,355,040
256	CRA International Inc.	23,724
1,208	CSG Systems International Inc.	57,960
9,724	Dun & Bradstreet Holdings Inc.	97,240
1,221	ExlService Holdings Inc.*	184,298
1,975	Exponent Inc.	180,357
2,109	First Advantage Corp.*	28,493
386	Forrester Research Inc.*	11,078
463	Franklin Covey Co.*	17,094
10,091	FTI Consulting Inc.*	1,897,209
6,878	Genpact Ltd.	252,973
791	Heidrick & Struggles International Inc.	19,182

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Professional Services - 3.7% - (continued)
1,140	HireRight Holdings Corp.*	$11,662
18,112	Huron Consulting Group Inc.*	1,472,143
464	IBEX Holdings Ltd.*	9,503
711	ICF International Inc.	79,625
1,359	Insperity Inc.	150,468
5,280	Jacobs Solutions Inc.	578,688
48,732	KBR Inc.	2,876,163
1,238	Kelly Services Inc., Class A Shares	21,640
779	Kforce Inc.	44,863
1,974	Korn Ferry	92,778
3,876	Legalzoom.com Inc.*	43,372
1,914	ManpowerGroup Inc.	134,305
2,367	Maximus Inc.	191,632
511	NV5 Global Inc.*	46,307
2,429	Paycor HCM Inc.*	53,414
1,552	Paylocity Holding Corp.*	268,108
7,469	Planet Labs PBC*	34,283
472	Red Violet Inc.*	9,308
1,137	Resources Connection Inc.	17,373
4,106	Robert Half International Inc.	266,972
2,102	Science Applications International Corp.	204,588
3,728	Skillsoft Corp.*	5,778
7,419	Spire Global Inc.*	5,498
778	Sterling Check Corp.*	10,526
1,448	TriNet Group Inc.*	128,684
1,401	TrueBlue Inc.*	23,173
660	TTEC Holdings Inc.	20,935
4,985	Upwork Inc.*	40,877
4,697	Verisk Analytics Inc., Class A Shares	1,029,160
5,528	Verra Mobility Corp., Class A Shares*	97,459
374	Willdan Group Inc.*	6,231
30,290	WNS Holdings Ltd., ADR*	2,353,533

	Total Professional Services	17,612,662

Trading Companies & Distributors - 1.6%
38,898	AerCap Holdings NV*	2,220,298
3,998	Air Lease Corp., Class A Shares	152,004
713	Alta Equipment Group Inc.	9,704
1,477	Applied Industrial Technologies Inc.	181,612
1,988	Beacon Roofing Supply Inc.*	127,113
316	BlueLinx Holdings Inc.*	25,982
1,544	Boise Cascade Co.	110,890
2,941	Core & Main Inc., Class A Shares*	78,642
2,528	Custom Truck One Source Inc.*	16,280
217	Distribution Solutions Group Inc.*	9,776
646	DXP Enterprises Inc.*	20,653
29,820	Fastenal Co.	1,605,807
1,366	GATX Corp.	162,431
459	Global Industrial Co.	11,420
1,628	GMS Inc.*	103,101
1,256	H&E Equipment Services Inc.	45,166
933	Herc Holdings Inc.	94,625
1,643	Hudson Technologies Inc.*	14,360
144	Karat Packaging Inc.	2,295

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INDUSTRIALS - 20.3% - (continued)
Trading Companies & Distributors - 1.6% - (continued)
923	McGrath RentCorp.	$81,972
3,414	MRC Global Inc.*	29,668
1,781	MSC Industrial Direct Co., Inc., Class A Shares	160,147
4,179	NOW Inc.*	37,151
1,621	Rush Enterprises Inc., Class A Shares	84,730
288	Rush Enterprises Inc., Class B Shares	16,759
8,262	SiteOne Landscape Supply Inc.*	1,139,247
1,705	Textainer Group Holdings Ltd.	60,476
751	Titan Machinery Inc.*	18,963
281	Transcat Inc.*	23,753
2,174	Triton International Ltd.	179,659
6,242	Univar Solutions Inc.*	222,340
526	Veritiv Corp.	55,540
1,278	Watsco Inc.	414,545
1,714	WESCO International Inc.	235,469
1,261	Xometry Inc., Class A Shares*	23,076

	Total Trading Companies & Distributors	7,775,654

	TOTAL INDUSTRIALS	97,043,982

INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 1.6%
2,885	ADTRAN Holdings Inc.	25,705
274	Aviat Networks Inc.*	8,390
55,538	CalAmp Corp.*	97,747
2,203	Calix Inc.*	102,682
368	Cambium Networks Corp.*	5,770
1,434	Casa Systems Inc.*	1,506
42,037	Ciena Corp.*	1,964,809
426	Clearfield Inc.*	16,661
7,895	CommScope Holding Co., Inc.*	32,843
1,241	Comtech Telecommunications Corp.	14,247
1,322	Digi International Inc.*	47,526
734	DZS Inc.*	4,397
31,978	EMCORE Corp.*	23,856
4,913	Extreme Networks Inc.*	101,208
8,721	F5 Inc.*	1,287,045
3,482	Harmonic Inc.*	61,318
72,411	Infinera Corp.*(a)	354,814
3,004	Inseego Corp.*	3,214
12,376	Juniper Networks Inc.	375,859
2,554	Lumentum Holdings Inc.*	135,107
997	NETGEAR Inc.*	13,988
2,622	NetScout Systems Inc.*	80,023
1,581	Ondas Holdings Inc.*	1,371
14,823	Radware Ltd.*	291,420
219,302	Ribbon Communications Inc.*	609,660
30,387	ViaSat Inc.*	1,355,564
48,699	Viavi Solutions Inc.*	479,198

	Total Communications Equipment	7,495,928

Electronic Equipment, Instruments & Components - 3.0%
742	908 Devices Inc.*	6,463
14,386	Advanced Energy Industries Inc.	1,411,986
3,973	Aeva Technologies Inc.*	4,768
1,778	Akoustis Technologies Inc.*	5,618

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.4% - (continued)
Electronic Equipment, Instruments & Components - 3.0% - (continued)
14,444	Amphenol Corp., Class A Shares	$1,089,800
3,752	Arlo Technologies Inc.*	36,282
2,231	Arrow Electronics Inc.*	282,534
3,438	Avnet Inc.	150,722
1,133	Badger Meter Inc.	156,207
18,225	Belden Inc.	1,594,505
1,432	Benchmark Electronics Inc.	33,809
2,850	Cepton Inc.*	1,282
6,721	Cognex Corp.	369,386
10,144	Coherent Corp.*	374,922
1,193	CTS Corp.	54,484
966	ePlus Inc.*	47,711
3,860	Evolv Technologies Holdings Inc.*	23,006
1,388	Fabrinet*	157,149
684	FARO Technologies Inc.*	10,322
1,158	Focus Universal Inc.*(a)	1,934
710	Identiv Inc.*	5,162
39,441	Innoviz Technologies Ltd.*(a)	115,957
1,229	Insight Enterprises Inc.*	166,185
5,491	IPG Photonics Corp.*	606,591
28,248	Itron Inc.*	1,913,237
5,086	Jabil Inc.	455,299
906	Kimball Electronics Inc.*	22,469
47,105	Knowles Corp.*	846,948
3,888	Lightwave Logic Inc.*(a)	28,810
937	Littelfuse Inc.	239,909
1,402	Methode Electronics Inc.	60,356
7,455	MicroVision Inc.*(a)	34,964
5,013	Mirion Technologies Inc., Class A Shares*	39,653
9,285	Murata Manufacturing Co., Ltd., ADR	135,654
1,247	Napco Security Technologies Inc.	46,376
5,053	National Instruments Corp.	292,063
16,465	nLight Inc.*	238,084
1,373	Novanta Inc.*	227,369
5,494	OSI Systems Inc.*	653,841
956	Ouster Inc.*	6,510
1,140	PAR Technology Corp.*	39,410
429	PC Connection Inc.	19,292
1,061	Plexus Corp.*	96,211
2,237	Rogers Corp.*	352,260
2,220	Sanmina Corp.*	117,749
977	ScanSource Inc.*	28,099
5,277	SmartRent Inc., Class A Shares*	18,997
1,790	TD SYNNEX Corp.	159,990
2,850	Teledyne Technologies Inc.*	1,107,652
4,164	TTM Technologies Inc.*	57,047
5,008	Vishay Intertechnology Inc.	129,106
436	Vishay Precision Group Inc.*	15,225
6,103	Vontier Corp.	180,893

	Total Electronic Equipment, Instruments & Components	14,270,258

IT Services - 1.1%
4,567	Amdocs Ltd.	430,074
2,809	BigCommerce Holdings Inc.*	22,388

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.4% - (continued)
IT Services - 1.1% - (continued)
1,407	Brightcove Inc.*	$5,881
1,973	CISO Global Inc.*	339
1,574	Cyxtera Technologies Inc.*	255
2,670	DigitalOcean Holdings Inc.*	104,531
8,954	DXC Technology Co.*	224,119
4,565	Edgio Inc.*	2,352
15,285	Endava PLC, ADR*	745,908
4,553	Fastly Inc., Class A Shares*	74,123
3,968	Gartner Inc.*	1,360,468
1,547	Globant SA*	284,354
2,238	Grid Dynamics Holdings Inc.*	21,485
959	Hackett Group Inc. (The)	18,595
1,768	Information Services Group Inc.	9,017
73,885	Kyndryl Holdings Inc.*	927,996
1,315	Perficient Inc.*	100,558
864	PFSweb Inc.	3,732
1,997	Rackspace Technology Inc.*	3,115
1,229	Squarespace Inc., Class A Shares*	36,120
3,012	Thoughtworks Holding Inc.*	24,819
342	Tucows Inc., Class A Shares*	10,636
75,145	Unisys Corp.*	295,320
6,134	Wix.com Ltd.*	467,533

	Total IT Services	5,173,718

Semiconductors & Semiconductor Equipment - 2.9%
2,071	ACM Research Inc., Class A Shares*	20,938
2,586	Allegro MicroSystems Inc.*	101,707
906	Alpha & Omega Semiconductor Ltd.*	25,087
1,406	Ambarella Inc.*	101,682
3,935	Amkor Technology Inc.	97,509
785	Atomera Inc.*	7,206
1,266	Axcelis Technologies Inc.*	199,458
1,631	AXT Inc.*	5,562
11,299	CEVA Inc.*	282,701
2,112	Cirrus Logic Inc.*	164,060
1,832	Cohu Inc.*	70,239
3,700	Credo Technology Group Holding Ltd.*	49,654
1,715	Diodes Inc.*	154,076
6,702	Entegris Inc.	705,385
4,116	First Solar Inc.*	835,383
2,960	FormFactor Inc.*	92,618
1,104	Ichor Holdings Ltd.*	33,451
3,911	Impinj Inc.*	400,252
3,692	indie Semiconductor Inc., Class A Shares*(a)	35,074
2,206	Kulicke & Soffa Industries Inc.	116,653
5,221	Lattice Semiconductor Corp.*	424,520
53,578	MACOM Technology Solutions Holdings Inc.*	3,205,572
2,779	MaxLinear Inc., Class A Shares*	81,175
2,218	MKS Instruments Inc.	215,834
10,273	Onto Innovation Inc.*	1,102,807
1,170	PDF Solutions Inc.*	49,432
2,243	Photronics Inc.*	47,619
2,178	Power Integrations Inc.	188,179
31,747	Rambus Inc.*	2,030,538

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.4% - (continued)
Semiconductors & Semiconductor Equipment - 2.9% - (continued)
2,232	Rigetti Computing Inc.*	$2,095
2,400	Semtech Corp.*	52,176
1,210	Silicon Laboratories Inc.*	170,211
648	SiTime Corp.*	64,262
316	SkyWater Technology Inc.*(a)	3,239
1,972	SMART Global Holdings Inc.*	44,528
3,564	Synaptics Inc.*	306,647
1,545	Transphorm Inc.*	6,072
1,712	Ultra Clean Holdings Inc.*	58,687
6,988	Universal Display Corp.	1,029,542
47,684	Veeco Instruments Inc.*	1,163,966
4,765	Wolfspeed Inc.*	228,911

	Total Semiconductors & Semiconductor Equipment	13,974,707

Software - 6.4%
4,737	8x8 Inc.*	19,327
2,315	A10 Networks Inc.	34,470
34,510	ACI Worldwide Inc.*	787,173
70,897	Adeia Inc.	695,500
806	Agilysys Inc.*	59,918
1,828	Alarm.com Holdings Inc.*	91,802
1,289	Alkami Technology Inc.*	19,335
1,955	Altair Engineering Inc., Class A Shares*	143,360
2,285	Alteryx Inc., Class A Shares*	88,978
997	American Software Inc., Class A Shares	12,692
2,380	Amplitude Inc., Class A Shares*	23,181
5,742	ANSYS Inc.*	1,858,054
6,700	Appfolio Inc., Class A Shares*	959,105
1,532	Appian Corp., Class A Shares*	65,616
2,207	Applied Digital Corp.*	18,473
8,423	AppLovin Corp., Class A Shares*	210,659
476	Arteris Inc.*	3,313
2,990	Asana Inc., Class A Shares*	71,401
3,562	Aspen Technology Inc.*	583,883
3,936	Atlassian Corp., Class A Shares*	711,589
4,431	AvePoint Inc.*	29,289
6,531	Bentley Systems Inc., Class B Shares	318,582
3,792	BILL Holdings Inc.*	392,775
5,993	Black Knight Inc.*	346,276
1,790	Blackbaud Inc.*	131,314
12,756	BlackLine Inc.*	664,205
8,091	Blend Labs Inc., Class A Shares*(a)	8,001
75,873	Box Inc., Class A Shares*	2,137,342
2,215	C3.ai Inc., Class A Shares*(a)	88,622
6,447	CCC Intelligent Solutions Holdings Inc.*	70,530
1,428	Cerence Inc.*	40,727
2,279	Cipher Mining Inc.*(a)	5,789
1,907	Cleanspark Inc.*	8,181
2,577	Clear Secure Inc., Class A Shares	63,678
66,810	Cognyte Software Ltd.*	332,046
1,725	CommVault Systems Inc.*	120,215
4,810	Confluent Inc., Class A Shares*	152,669
750	Consensus Cloud Solutions Inc.*	27,338
987	Couchbase Inc.*	20,253

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.4% - (continued)
Software - 6.4% - (continued)
5,757	Crowdstrike Holdings Inc., Class A Shares*	$921,868
934	CS Disco Inc.*	7,724
1,967	Cvent Holding Corp., Class A Shares*	16,700
448	Digimarc Corp.*	13,825
3,618	Digital Turbine Inc.*	33,069
2,275	Dolby Laboratories Inc., Class A Shares	187,756
1,305	Domo Inc., Class B Shares*	17,552
3,304	DoubleVerify Holdings Inc.*	115,210
10,210	Dropbox Inc., Class A Shares*	235,034
21,514	Dynatrace Inc.*	1,096,999
8,162	E2open Parent Holdings Inc.*	40,810
1,155	Ebix Inc.	23,008
816	eGain Corp.*	5,916
2,981	Elastic NV*	217,076
1,290	Enfusion Inc., Class A Shares*	10,268
1,508	EngageSmart Inc.*	28,622
1,579	Envestnet Inc.*	82,629
1,595	Everbridge Inc.*	38,312
1,280	EverCommerce Inc.*	15,206
936	Fair Isaac Corp.*	737,259
2,685	Five9 Inc.*	177,505
1,749	ForgeRock Inc., Class A Shares*	35,207
21,365	Gen Digital Inc.	374,742
22,615	Guidewire Software Inc.*	1,876,593
1,273	Informatica Inc., Class A Shares*	22,481
622	Instructure Holdings Inc.*	15,276
660	Intapp Inc.*	27,898
1,140	InterDigital Inc.	94,666
4,052	IronNet Inc.*	914
2,707	Jamf Holding Corp.*	49,755
6,648	Latch Inc.*	6,648
2,814	LivePerson Inc.*	10,356
2,544	LiveRamp Holdings Inc.*	61,921
2,400	Manhattan Associates Inc.*	435,408
4,768	Marathon Digital Holdings Inc.*(a)	46,679
9,476	Matterport Inc.*	28,144
971	MeridianLink Inc.*	18,934
361	MicroStrategy Inc., Class A Shares*(a)	108,888
1,693	Mitek Systems Inc.*	17,641
1,391	Model N Inc.*	44,401
5,318	Momentive Global Inc.*	50,255
2,866	N-able Inc.*	40,697
2,641	nCino Inc.*	72,601
30,591	NCR Corp.*	725,007
12,714	New Relic Inc.*	895,701
2,530	NextNav Inc.*	6,527
8,731	Nutanix Inc., Class A Shares*	258,612
3,110	Olo Inc., Class A Shares*	21,397
1,945	ON24 Inc.	15,541
24,379	OneSpan Inc.*	369,098
3,225	PagerDuty Inc.*	87,752
1,582	Pegasystems Inc.	76,506
3,057	Porch Group Inc.*	4,310

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
INFORMATION TECHNOLOGY - 15.4% - (continued)
Software - 6.4% - (continued)
1,759	PowerSchool Holdings Inc., Class A Shares*	$33,315
2,796	Procore Technologies Inc.*	169,074
1,682	Progress Software Corp.	100,920
1,731	PROS Holdings Inc.*	52,484
4,114	PTC Inc.*	552,922
2,323	Q2 Holdings Inc.*	67,646
1,492	Qualys Inc.*	188,380
2,230	Rapid7 Inc.*	106,416
1,777	Rimini Street Inc.*	8,174
3,294	RingCentral Inc., Class A Shares*	114,302
5,926	Riot Platforms Inc.*(a)	71,112
38,090	Samsara Inc., Class A Shares*	733,233
1,094	Sapiens International Corp. NV	27,175
323	SecureWorks Corp., Class A Shares*	2,607
7,467	SentinelOne Inc., Class A Shares*	159,644
37,127	Smartsheet Inc., Class A Shares*	1,840,757
1,625	SolarWinds Corp.*	15,112
355	SoundThinking Inc.*	9,049
20,786	Sprout Social Inc., Class A Shares*	900,242
1,405	SPS Commerce Inc.*	218,899
2,608	Telos Corp.*	8,372
18,035	Tenable Holdings Inc.*	739,255
3,975	Teradata Corp.*	186,268
1,188	Tyler Technologies Inc.*	471,588
14,457	UiPath Inc., Class A Shares*	258,636
1,012	Upland Software Inc.*	2,844
14,612	Varonis Systems Inc., Class B Shares*	384,003
20,542	Verint Systems Inc.*	737,047
1,052	Veritone Inc.*	4,145
490	Viant Technology Inc., Class A Shares*	2,254
1,088	Weave Communications Inc.*	8,508
3,329	WM Technology Inc.*	3,396
5,534	Workiva Inc., Class A Shares*	536,023
37,498	Xperi Inc.*	443,601
4,508	Yext Inc.*	41,429
4,154	Zeta Global Holdings Corp., Class A Shares*	37,469
4,721	Zuora Inc., Class A Shares*	50,940

	Total Software	30,625,806

Technology Hardware, Storage & Peripherals - 0.4%
1,430	Avid Technology Inc.*	34,320
1,437	Corsair Gaming Inc.*	28,338
2,520	Diebold Nixdorf Inc.*(c)	630
1,829	Eastman Kodak Co.*	9,163
5,188	IonQ Inc.*(a)	55,979
10,917	Pure Storage Inc., Class A Shares*	314,300
306,548	Quantum Corp.*	337,203
55,282	Stratasys Ltd.*	804,353
1,818	Super Micro Computer Inc.*	407,141
602	Turtle Beach Corp.*	6,851
4,433	Xerox Holdings Corp.	62,372

	Total Technology Hardware, Storage & Peripherals	2,060,650

	TOTAL INFORMATION TECHNOLOGY	73,601,067

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.1%
Chemicals - 1.8%
1,071	AdvanSix Inc.	$35,236
2,981	Alto Ingredients Inc.*	5,992
1,145	American Vanguard Corp.	19,534
7,597	Amyris Inc.*	6,409
1,927	Ashland Inc.	163,564
2,013	Aspen Aerogels Inc.*	13,225
25,889	Avient Corp.	944,948
38,246	Axalta Coating Systems Ltd.*	1,109,516
1,231	Balchem Corp.	152,189
2,147	Cabot Corp.	147,027
268	Chase Corp.	31,517
5,680	Chemours Co. (The)	150,463
3,418	Danimer Scientific Inc.*(a)	9,878
2,829	Diversey Holdings Ltd.*	23,566
4,319	DuPont de Nemours Inc.	290,194
14,588	Ecolab Inc.	2,407,749
3,245	Ecovyst Inc.*	32,580
8,676	Element Solutions Inc.	155,561
1,005	FutureFuel Corp.	8,532
33,507	Ginkgo Bioworks Holdings Inc.*	52,941
685	Hawkins Inc.	32,154
2,066	HB Fuller Co.	130,034
6,904	Huntsman Corp.	163,970
1,455	Ingevity Corp.*	68,661
975	Innospec Inc.	90,051
517	Intrepid Potash Inc.*	9,089
733	Koppers Holdings Inc.	21,228
772	Kronos Worldwide Inc.	6,369
6,250	Livent Corp.*	144,062
2,716	LSB Industries Inc.*	25,259
2,222	Mativ Holdings Inc.	33,463
1,256	Minerals Technologies Inc.	69,846
231	NewMarket Corp.	90,048
4,797	Olin Corp.	226,946
3,607	Origin Materials Inc.*	15,258
2,349	Orion Engineered Carbons SA	54,473
4,327	Perimeter Solutions SA*	23,452
4,534	PureCycle Technologies Inc.*	31,239
523	Quaker Chemical Corp.	99,271
2,153	Rayonier Advanced Materials Inc.*	7,320
4,943	RPM International Inc.	394,402
1,533	Scotts Miracle-Gro Co. (The)	96,886
1,621	Sensient Technologies Corp	116,761
819	Stepan Co.	75,307
1,323	Trinseo PLC	16,432
54,040	Tronox Holdings PLC	574,986
115	Valhi Inc.	1,429

	Total Chemicals	8,379,017

Construction Materials - 0.7%
1,389	Eagle Materials Inc.	226,310
26,827	Summit Materials Inc., Class A Shares*	848,538
78	United States Lime & Minerals Inc.	14,151
10,946	Vulcan Materials Co.	2,139,943

	Total Construction Materials	3,228,942

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.1% - (continued)
Containers & Packaging - 1.5%
17,609	AptarGroup Inc.	$1,980,836
765	Ardagh Group SA, Class A Shares*(b)(c)	4,211
6,386	Ardagh Metal Packaging SA	23,053
9,566	Avery Dennison Corp.	1,541,370
4,671	Berry Global Group Inc.	267,228
18,383	Crown Holdings Inc.	1,401,336
17	Eightco Holdings Inc.*	30
11,895	Graphic Packaging Holding Co.	284,291
933	Greif Inc., Class A Shares	56,073
197	Greif Inc., Class B Shares	13,780
1,358	Myers Industries Inc.	25,395
6,001	O-I Glass Inc.*	124,341
3,505	Packaging Corp. of America	434,725
1,500	Pactiv Evergreen Inc.	10,530
1,487	Ranpak Holdings Corp., Class A Shares*	4,610
5,551	Sealed Air Corp.	210,105
11,798	Silgan Holdings Inc.	530,792
3,696	Sonoco Products Co.	221,243
1,594	TriMas Corp.	40,344

	Total Containers & Packaging	7,174,293

Metals & Mining - 1.1%
1,518	5E Advanced Materials Inc.*	4,311
74,600	Alamos Gold Inc., Class A Shares	920,564
6,840	Alcoa Corp.	216,965
577	Alpha Metallurgical Resources Inc.	77,878
3,880	Arconic Corp.*	112,171
4,791	ATI Inc.*	165,673
1,829	Carpenter Technology Corp.	83,421
2,063	Century Aluminum Co.*	16,174
76,591	Cleveland-Cliffs Inc.*	1,063,083
10,608	Coeur Mining Inc.*	31,824
4,536	Commercial Metals Co.	193,914
1,279	Compass Minerals International Inc.	40,583
4,872	Constellium SE, Class A Shares*	72,593
2,810	Dakota Gold Corp.*	9,301
3,346	Ferroglobe Representation & Warranty Insurance Trust*#	–
429	Haynes International Inc.	18,627
21,519	Hecla Mining Co.	114,696
1,771	Ivanhoe Electric Inc.*	22,120
602	Kaiser Aluminum Corp.	36,361
773	Materion Corp.	77,563
3,526	MP Materials Corp.*	73,059
8,864	Novagold Resources Inc.*	45,650
372	Olympic Steel Inc.	15,557
713	Piedmont Lithium Inc.*	39,051
2,032	PolyMet Mining Corp.*	2,784
945	Ramaco Resources Inc.	7,002
2,252	Reliance Steel & Aluminum Co.	528,499
2,532	Royal Gold Inc.	313,563
670	Ryerson Holding Corp.	22,773
932	Schnitzer Steel Industries Inc., Class A Shares	25,639

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
MATERIALS - 5.1% - (continued)
Metals & Mining - 1.1% - (continued)
7,730	SSR Mining Inc.	$114,172
6,415	Steel Dynamics Inc.	589,538
2,994	SunCoke Energy Inc.	20,329
1,617	TimkenSteel Corp.*	27,537
1,116	Tredegar Corp.	7,845
8,631	United States Steel Corp.	180,561
2,006	Warrior Met Coal Inc.	65,757
1,211	Worthington Industries Inc.	67,973

	Total Metals & Mining	5,425,111

Paper & Forest Products - 0.0%@
630	Clearwater Paper Corp.*	19,146
1,591	Glatfelter Corp.	4,566
2,695	Louisiana-Pacific Corp.	157,711
1,860	Resolute Forest Products Inc.*(c)	2,641
1,383	Sylvamo Corp.	54,518

	Total Paper & Forest Products	238,582

	TOTAL MATERIALS	24,445,945

REAL ESTATE - 5.0%
Diversified REITs - 0.1%
2,672	Alexander & Baldwin Inc.	48,951
1,805	American Assets Trust Inc.	34,385
2,298	Armada Hoffler Properties Inc.	25,370
6,453	Broadstone Net Lease Inc., Class A Shares	101,183
723	CTO Realty Growth Inc.(a)	11,525
4,561	Empire State Realty Trust Inc., Class A Shares	28,141
5,459	Essential Properties Realty Trust Inc.	130,634
1,504	Gladstone Commercial Corp.	17,582
4,002	Global Net Lease Inc.	38,499
539	One Liberty Properties Inc.	10,786
398	Star Holdings*	6,169

	Total Diversified REITs	453,225

Health Care REITs - 0.8%
3,733	CareTrust REIT Inc.	72,420
927	Community Healthcare Trust Inc.	30,406
10,606	Diversified Healthcare Trust	14,424
2,614	Global Medical REIT Inc.	22,794
114,848	Healthcare Realty Trust Inc., Class A Shares	2,137,321
41,521	Healthpeak Properties Inc.	828,759
1,529	LTC Properties Inc.	49,096
22,982	Medical Properties Trust Inc.(a)	189,602
1,562	National Health Investors Inc.	81,396
9,142	Omega Healthcare Investors Inc.	272,523
8,688	Physicians Realty Trust	118,678
8,941	Sabra Health Care REIT Inc.	100,676
455	Universal Health Realty Income Trust	19,874

	Total Health Care REITs	3,937,969

Hotel & Resort REITs - 0.3%
8,352	Apple Hospitality REIT Inc.	121,355
1,453	Ashford Hospitality Trust Inc.*	6,030
3,087	Braemar Hotels & Resorts Inc.	12,626
17,683	Chatham Lodging Trust	166,043
8,046	DiamondRock Hospitality Co.	63,161
1,330	Hersha Hospitality Trust, Class A Shares	7,701

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.0% - (continued)
Hotel & Resort REITs - 0.3% - (continued)
27,346	Host Hotels & Resorts Inc.	$453,944
8,647	Park Hotels & Resorts Inc.	111,892
4,895	Pebblebrook Hotel Trust	66,376
21,855	RLJ Lodging Trust	224,669
2,077	Ryman Hospitality Properties Inc.	190,523
6,311	Service Properties Trust	51,813
4,049	Summit Hotel Properties Inc.	26,521
8,222	Sunstone Hotel Investors Inc.	81,151
4,287	Xenia Hotels & Resorts Inc.	49,944

	Total Hotel & Resort REITs	1,633,749

Industrial REITs - 0.6%
10,457	Americold Realty Trust Inc.	306,390
1,599	EastGroup Properties Inc.	263,211
5,043	First Industrial Realty Trust Inc.	262,135
182	Indus Realty Trust Inc.	12,158
2,489	Industrial Logistics Properties Trust	4,505
1,072	Innovative Industrial Properties Inc., Class A Shares	70,859
10,116	LXP Industrial Trust	104,599
1,414	Plymouth Industrial REIT Inc.	30,981
7,516	Rexford Industrial Realty Inc.	409,171
33,472	STAG Industrial Inc.	1,164,826
3,130	Terreno Realty Corp.	191,963

	Total Industrial REITs	2,820,798

Office REITs - 0.5%
5,031	Boston Properties Inc.	244,859
6,768	Brandywine Realty Trust	26,395
1,288	City Office REIT Inc.	5,835
4,387	Corporate Office Properties Trust	100,111
5,856	Cousins Properties Inc.	116,652
6,483	Douglas Emmett Inc.	75,203
3,367	Easterly Government Properties Inc., Class A Shares	46,734
36,008	Equity Commonwealth	736,364
3,441	Franklin Street Properties Corp.	4,955
3,986	Highwoods Properties Inc.	82,430
5,116	Hudson Pacific Properties Inc.	23,892
34,996	JBG SMITH Properties	495,543
4,488	Kilroy Realty Corp.	121,804
1,940	Office Properties Income Trust	14,046
2,327	Orion Office REIT Inc.	12,915
6,601	Paramount Group Inc.	28,648
4,416	Piedmont Office Realty Trust Inc., Class A Shares	27,512
905	Postal Realty Trust Inc., Class A Shares	13,285
2,456	SL Green Realty Corp.(a)	56,807
6,818	Vornado Realty Trust	92,452

	Total Office REITs	2,326,442

Real Estate Management & Development - 0.7%
4,266	Anywhere Real Estate Inc.*	25,895
27,878	CBRE Group Inc., Class A Shares*	2,088,620
11,151	Compass Inc., Class A Shares*	41,259
5,997	Cushman & Wakefield PLC*	47,556
6,178	DigitalBridge Group Inc.	76,978
7,922	Doma Holdings Inc.*	2,362
2,639	Douglas Elliman Inc.	7,680

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.0% - (continued)
Real Estate Management & Development - 0.7% - (continued)
2,614	eXp World Holdings Inc.(a)	$40,229
669	Forestar Group Inc.*	13,601
253	FRP Holdings Inc.*	13,361
1,438	Howard Hughes Corp. (The)*	107,232
1,860	Jones Lang LaSalle Inc.*	261,032
4,521	Kennedy-Wilson Holdings Inc.	69,759
946	Marcus & Millichap Inc.	27,765
5,443	Newmark Group Inc., Class A Shares	31,134
18,932	Opendoor Technologies Inc.*	49,981
623	RE/MAX Holdings Inc., Class A Shares	11,644
4,159	Redfin Corp.*	40,717
525	RMR Group Inc. (The), Class A Shares	11,303
1,379	St Joe Co. (The)	64,137
298	Stratus Properties Inc.	6,490
758	Tejon Ranch Co.*	12,810
8,794	WeWork Inc., Class A Shares*(a)	1,506
2,166	Zillow Group Inc., Class A Shares*	97,015
6,075	Zillow Group Inc., Class C Shares*	277,081

	Total Real Estate Management & Development	3,427,147

Residential REITs - 0.4%
11,815	American Homes 4 Rent, Class A Shares	405,018
5,700	Apartment Income REIT Corp.	197,733
5,639	Apartment Investment & Management Co., Class A Shares	45,732
145	Bluerock Homes Trust Inc.*	2,320
474	BRT Apartments Corp.	8,703
4,019	Camden Property Trust	419,865
622	Centerspace	36,580
586	Clipper Realty Inc.	3,205
3,050	Elme Communities	46,086
6,878	Equity LifeStyle Properties Inc.	434,483
8,618	Independence Realty Trust Inc.	148,833
823	NexPoint Residential Trust Inc.	33,776
1,939	UMH Properties Inc.	29,492
3,325	Veris Residential Inc.*	53,732

	Total Residential REITs	1,865,558

Retail REITs - 0.8%
3,372	Acadia Realty Trust	43,398
3,385	Agree Realty Corp.	218,299
77	Alexander’s Inc.	12,640
11,602	Brixmor Property Group Inc.	232,388
968	CBL & Associates Properties Inc.	22,322
3,108	Federal Realty Investment Trust	274,126
1,633	Getty Realty Corp.	55,963
2,620	InvenTrust Properties Corp.	56,304
23,324	Kimco Realty Corp.	428,695
8,404	Kite Realty Group Trust	163,374
8,300	Macerich Co. (The)	80,012
5,680	Necessity Retail REIT Inc. (The)	36,295
2,151	NETSTREIT Corp.	37,535
6,912	NNN REIT Inc.	294,036
4,600	Phillips Edison & Co., Inc.	133,446
6,636	Regency Centers Corp.	373,408
4,625	Retail Opportunity Investments Corp.	56,425

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
REAL ESTATE - 5.0% - (continued)
Retail REITs - 0.8% - (continued)
2,853	RPT Realty	$26,590
421	Saul Centers Inc.	14,234
7,484	SITE Centers Corp.	89,209
28,676	Spirit Realty Capital Inc.	1,120,084
3,914	Tanger Factory Outlet Centers Inc.	79,728
4,420	Urban Edge Properties	58,919
1,056	Urstadt Biddle Properties Inc., Class A Shares	20,434
1,631	Whitestone REIT, Class B Shares	14,320

	Total Retail REITs	3,942,184

Specialized REITs - 0.8%
8,656	CubeSmart	384,673
2,890	EPR Properties	120,542
2,031	Farmland Partners Inc.	23,052
3,096	Four Corners Property Trust Inc.	79,567
9,458	Gaming and Leisure Properties Inc.	455,308
1,177	Gladstone Land Corp.	18,608
11,157	Iron Mountain Inc.	596,007
3,361	Lamar Advertising Co., Class A Shares	302,087
3,253	Life Storage Inc.	414,400
3,288	National Storage Affiliates Trust	120,374
5,640	Outfront Media Inc.	80,765
3,120	PotlatchDeltic Corp.	145,173
5,517	Rayonier Inc.	161,758
6,686	Safehold Inc.	172,632
2,217	SBA Communications Corp., Class A Shares	491,686
8,862	Uniti Group Inc.	32,967

	Total Specialized REITs	3,599,599

	TOTAL REAL ESTATE	24,006,671

UTILITIES - 2.9%
Electric Utilities - 0.8%
19,705	ALLETE Inc.	1,173,827
4,128	Hawaiian Electric Industries Inc.	148,236
1,930	IDACORP Inc.	200,855
1,414	MGE Energy Inc.	101,469
8,158	NRG Energy Inc.	275,659
7,932	OGE Energy Corp.	279,841
1,598	Otter Tail Corp.	118,587
4,313	Pinnacle West Capital Corp.	333,309
3,291	PNM Resources Inc.	151,123
20,314	Portland General Electric Co.	989,901
101	Via Renewables Inc., Class A Shares	1,062

	Total Electric Utilities	3,773,869

Gas Utilities - 0.3%
3,784	Brookfield Infrastructure Corp., Class A Shares	174,442
620	Chesapeake Utilities Corp.	79,174
3,413	National Fuel Gas Co.	173,756
3,655	New Jersey Resources Corp.	177,085
1,335	Northwest Natural Holding Co.	57,005
2,084	ONE Gas Inc.	168,679
2,610	Southwest Gas Holdings Inc.	152,763
1,986	Spire Inc.	128,236
8,135	UGI Corp.	227,536

	Total Gas Utilities	1,338,676

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Shares/Units	Security	Value
UTILITIES - 2.9% - (continued)
Independent Power & Renewable Electricity Producers - 0.6%
3,510	Altus Power Inc., Class A Shares*	$16,672
4,954	Brookfield Renewable Corp., Class A Shares	166,355
1,443	Clearway Energy Inc., Class A Shares	39,654
3,094	Clearway Energy Inc., Class C Shares	88,891
2,632	Montauk Renewables Inc.*	18,266
16,266	Ormat Technologies Inc.	1,384,237
3,826	Sunnova Energy International Inc.*(a)	67,567
48,448	Vistra Corp.	1,161,298

	Total Independent Power & Renewable Electricity Producers	2,942,940

Multi-Utilities - 0.4%
18,702	Avista Corp.	773,328
2,527	Black Hills Corp.	154,020
15,630	NiSource Inc.	420,291
9,815	NorthWestern Corp.	555,431
581	Unitil Corp.	30,613

	Total Multi-Utilities	1,933,683

Water Utilities - 0.8%
1,433	American States Water Co.	127,279
5,611	American Water Works Co., Inc.	810,509
334	Artesian Resources Corp., Class A Shares	16,533
16,395	California Water Service Group	933,039
8,947	Essential Utilities Inc.	364,501
619	Global Water Resources Inc.	7,230
635	Middlesex Water Co.	51,664
13,109	Pennon Group PLC, ADR(a)	250,723
734	Pure Cycle Corp.*	7,134
10,093	SJW Group	772,417
10,505	United Utilities Group PLC, ADR(a)	270,819
626	York Water Co. (The)	26,549

	Total Water Utilities	3,638,397

	TOTAL UTILITIES	13,627,565

	TOTAL COMMON STOCKS (Cost - $369,217,505)	455,643,814

PREFERRED STOCKS - 0.5%
FINANCIALS - 0.5%
Banks - 0.2%
7,946	US Bancorp, 4.000%(f)	138,658
57,111	US Bancorp, 5.860% (3-Month USD-LIBOR + 0.600%)(e)(f)	1,006,296

	Total Banks	1,144,954

Capital Markets - 0.1%
15,835	Charles Schwab Corp. (The), 5.950%(a)(f)	396,508

Insurance - 0.2%
18,327	MetLife Inc., 5.625%(f)	440,031
26,539	MetLife Inc., 4.750%(a)(f)	551,481

	Total Insurance	991,512

	TOTAL PREFERRED STOCKS (Cost - $2,769,296)	2,532,974

OPEN END MUTUAL FUND SECURITIES - 0.2%
FINANCIALS - 0.2%
Capital Markets - 0.2%
3,962	iShares® Core S&P Small-Capital ETF	366,208
1,132	iShares® Russell 2000 ETF, Common Class Shares(a)	196,708
7,054	iShares® Russell Mid-Capital ETF, Common Class Shares	476,850

	TOTAL OPEN END MUTUAL FUND SECURITIES (Cost - $683,299)	1,039,766

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 0.2%
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.2%
$ 702,000		NR	Infinera Corp., Senior Unsecured Notes, 2.500% due 3/1/27(b)	$668,839

ENERGY- 0.0%@
Energy Equipment & Services - 0.0%@
20,000		D	ION Geophysical Corp., 8.000% due 12/15/25*(g)(c)	–

			TOTAL CORPORATE BONDS & NOTES (Cost - $702,009)	668,839

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $373,372,109)	459,885,393

SHORT-TERM INVESTMENTS (h) - 5.3%
MONEY MARKET FUND - 2.0%
9,420,773			Invesco STIT - Government & Agency Portfolio, 4.972%, Institutional Class(i) (Cost - $9,420,773)	9,420,773

TIME DEPOSITS - 3.3%
25,488	CAD		BBH - Grand Cayman, 3.330% due 6/1/23	18,774
6,730,977			Citibank - New York, 4.430% due 6/1/23	6,730,977
1,839,052			JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	1,839,052
5,967,638			Royal Bank of Canada - Toronto, 4.430% due 6/1/23	5,967,638
1,100,618			Sumitomo Mitsui Banking Corp. - Tokyo, 4.430% due 6/1/23	1,100,618

			TOTAL TIME DEPOSITS (Cost - $15,657,059)	15,657,059

			TOTAL SHORT-TERM INVESTMENTS (Cost - $25,077,832)	25,077,832

			TOTAL INVESTMENTS - 101.7% (Cost - $398,449,941)	484,963,225

			Liabilities in Excess of Other Assets - (1.7)%	(8,042,896)

			TOTAL NET ASSETS - 100.0%	$476,920,329

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	All or a portion of this security is on loan (See Note 1).
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2023, amounts to $14,304 and represents less than 0.05% of net assets.
(e)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(f)	Security is perpetual in nature and has no stated maturity date.
(g)	Security is currently in default.
(h)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 3.3%.
(i)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2023, for Small-Mid Cap Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
Small-Mid Cap Equity Fund	$ 398,449,941	$ 129,241,957	$ (42,746,188)	$ 86,495,769

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
ETF	—	Exchange-Traded Fund
LIBOR	—	London Interbank Offered Rate
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	20.4%
Health Care	15.8
Information Technology	15.6
Financials	13.3
Consumer Discretionary	8.3
Materials	5.1
Real Estate	5.1
Consumer Staples	4.6
Energy	3.8
Utilities	2.9
Communication Services	1.9
Short-Term Investments	3.2

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Small-Mid Cap Equity Fund

At May 31, 2023, Small-Mid Cap Equity Fund had open exchange-traded futures contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini Russell 2000 Index June Futures	20	6/23	$1,763,482	$1,751,800	$(11,682)
S&P MidCap 400 E-mini Index June Futures	2	6/23	487,633	481,800	(5,833)

					$(17,515)

At May 31, 2023, Small-Mid Cap Equity Fund had deposited cash of $141,996 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

CAD	—	Canadian Dollar
USD	—	United States Dollar

See pages 274-276 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 96.6%
Australia - 3.0%
63,715	AGL Energy Ltd.	$388,616
70,526	Allkem Ltd.*	678,773
4,131	Ampol Ltd.	84,176
54,563	ANZ Group Holdings Ltd.	810,766
21,184	APA Group	138,168
10,746	Aristocrat Leisure Ltd.	259,049
3,648	ASX Ltd.	159,762
32,169	Aurizon Holdings Ltd.	74,363
482,627	Beach Energy Ltd.	434,884
92,369	BHP Group Ltd.	2,533,693
8,952	BlueScope Steel Ltd.	107,407
24,809	Brambles Ltd.	221,342
42,450	Charter Hall Group, REIT	309,462
16,035	Cochlear Ltd.	2,535,828
25,173	Coles Group Ltd.	294,209
30,766	Commonwealth Bank of Australia	1,930,426
10,561	Computershare Ltd.	153,303
34,186	CSL Ltd.	6,806,514
104,009	CSR Ltd.	330,515
19,276	Dexus, REIT	103,023
2,915	EBOS Group Ltd.	73,856
24,923	Endeavour Group Ltd.	99,920
30,403	Fortescue Metals Group Ltd.	377,702
30,385	Goodman Group, REIT	388,206
34,455	GPT Group (The), REIT	93,960
69,440	GrainCorp Ltd., Class A Shares	345,068
4,573	IDP Education Ltd.	64,761
12,767	IGO Ltd.	117,963
119,132	Iluka Resources Ltd.	865,022
239,073	Incitec Pivot Ltd.	458,159
46,259	Insurance Australia Group Ltd.	155,926
16,229	JB Hi-Fi Ltd.	448,906
13,093	Lendlease Corp., Ltd.	67,299
42,566	Lottery Corp., Ltd. (The)	137,642
6,592	Macquarie Group Ltd.	729,475
49,169	Medibank Pvt Ltd.	114,028
3,018	Mineral Resources Ltd.	137,831
75,072	Mirvac Group, REIT	112,044
57,663	National Australia Bank Ltd.	970,099
16,035	Newcrest Mining Ltd.	269,805
20,407	Northern Star Resources Ltd.	173,986
301,657	OceanaGold Corp.	655,486
8,170	Orica Ltd.	80,924
32,687	Origin Energy Ltd.	177,000
47,443	Pilbara Minerals Ltd.	135,275
16,037	Qantas Airways Ltd.*	69,215
26,630	QBE Insurance Group Ltd.	253,219
3,287	Ramsay Health Care Ltd.	122,513
1,005	REA Group Ltd.	89,710
4,386	Reece Ltd.	51,670

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Australia - 3.0% - (continued)
217,416	Region RE Ltd., REIT, Class Miscella Shares	$354,825
35,884	Rio Tinto Ltd.	2,488,972
60,273	Santos Ltd.	284,725
91,987	Scentre Group, REIT	162,307
5,999	SEEK Ltd.	91,301
34,263	Seven Group Holdings Ltd.	519,999
8,562	Sonic Healthcare Ltd.	195,647
83,098	South32 Ltd.	211,667
43,763	Stockland, REIT	121,203
22,399	Suncorp Group Ltd.	192,874
60,532	Super Retail Group Ltd.	448,154
67,444	Technology One Ltd.(a)	715,594
72,210	Telstra Group Ltd.	204,598
56,566	Transurban Group	545,269
13,457	Treasury Wine Estates Ltd.	101,521
73,321	Vicinity Ltd., REIT	88,580
4,308	Washington H Soul Pattinson & Co., Ltd.	89,761
20,795	Wesfarmers Ltd.	643,632
63,815	Westpac Banking Corp.	855,513
3,029	WiseTech Global Ltd.	146,678
34,709	Woodside Energy Group Ltd.	769,387
22,330	Woolworths Group Ltd.	544,386

	Total Australia	35,967,542

Austria - 0.2%
61,593	Erste Group Bank AG	2,000,386
2,644	OMV AG	118,006
1,220	Verbund AG	92,088
2,335	Voestalpine AG	72,506

	Total Austria	2,282,986

Belgium - 0.6%
2,983	Ageas SA/NV	119,254
84,879	Anheuser-Busch InBev SA/NV	4,535,337
465	D’ieteren Group	80,567
576	Elia Group SA/NV	69,668
1,731	Groupe Bruxelles Lambert NV	133,662
4,491	KBC Group NV	295,362
288	Sofina SA	59,666
1,364	Solvay SA	142,442
21,205	UCB SA	1,852,194
3,985	Umicore SA	110,981
2,771	Warehouses de Pauw CVA, REIT	77,883

	Total Belgium	7,477,016

Bermuda - 0.0%@
10,687	Seadrill Ltd.*	382,272

Brazil - 0.2%
378,336	B3 SA - Brasil Bolsa Balcao	993,521
585,469	Banco Bradesco SA, ADR	1,803,244

	Total Brazil	2,796,765

Canada - 3.1%
71,426	Alamos Gold Inc., Class A Shares	881,777
229,801	Alimentation Couche-Tard Inc.	11,126,119
15,091	ATS Corp.*	660,843
18,115	Boardwalk Real Estate Investment Trust, Class Trust Un Shares(b)	806,475
9,025	Bombardier Inc., Class B Shares*	357,783

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Canada - 3.1% - (continued)
12,955	BRP Inc.	$920,954
87,684	Canadian National Railway Co.	9,885,764
64,693	Celestica Inc.*	824,864
7,866	Descartes Systems Group Inc. (The)*	608,143
95,732	Dundee Precious Metals Inc.	659,321
56,650	Element Fleet Management Corp.	859,181
36,398	Finning International Inc.	984,215
138,559	Headwater Exploration Inc.(b)	661,360
21,033	IMAX Corp.*	364,712
13,261	Laurentian Bank of Canada(b)	298,607
3,797	lululemon athletica Inc.*	1,260,338
48,191	Lundin Mining Corp.	336,868
10,459	Nuvei Corp.*	328,115
63,890	NuVista Energy Ltd.*	507,788
41,448	Parex Resources Inc.	834,394
16,889	Stella-Jones Inc.	747,167
5	Tilray Brands Inc.*	8
23,052	Toronto-Dominion Bank (The)	1,304,741
38,819	TransAlta Corp.(b)	374,007
49,545	Tricon Residential Inc.	398,156
86,875	Whitecap Resources Inc.	594,482

	Total Canada	36,586,182

Chile - 0.1%
62,252	Antofagasta PLC	1,042,139

China - 0.5%
72,640	Alibaba Group Holding Ltd.*	722,569
2,340,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(c)	1,627,214
19,700	Contemporary Amperex Technology Co., Ltd., Class A Shares	611,642
66,000	Tencent Holdings Ltd.	2,615,839

	Total China	5,577,264

Denmark - 3.0%
59	AP Moller - Maersk AS, Class A Shares	99,504
97	AP Moller - Maersk AS, Class B Shares	163,971
12,787	Bavarian Nordic AS*	343,055
1,748	Carlsberg AS, Class B Shares	263,877
33,120	Chr Hansen Holding AS	2,409,822
36,133	Coloplast AS, Class B Shares	4,549,742
12,384	Danske Bank AS*	253,254
1,815	Demant AS*	69,080
3,361	DSV AS	649,346
1,182	Genmab AS*	463,465
22,342	ISS AS	423,450
9,913	Jyske Bank AS, Class Registered Shares*	683,408
114,896	Novo Nordisk AS, Class B Shares	18,456,683
50,442	Novozymes AS, Class B Shares	2,433,528
3,396	Orsted AS(d)	297,553
7,522	Pandora AS	600,737
172	Rockwool AS, Class B Shares	41,059
6,727	Tryg AS	153,092
105,947	Vestas Wind Systems AS*	3,018,895

	Total Denmark	35,373,521

Finland - 0.8%
2,633	Elisa OYJ	147,493
8,450	Fortum OYJ	112,762

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Finland - 0.8% - (continued)
4,838	Kesko OYJ, Class B Shares	$91,486
97,702	Kone OYJ, Class B Shares	4,965,769
16,295	Konecranes OYJ	608,643
11,931	Metso OYJ	130,736
7,905	Neste OYJ	299,698
97,156	Nokia OYJ	394,388
60,360	Nordea Bank Abp	598,381
1,888	Orion OYJ, Class B Shares	80,077
8,894	Sampo OYJ, Class A Shares	408,888
10,291	Stora Enso OYJ, Class R Shares	130,527
19,991	TietoEVRY OYJ	551,207
9,583	UPM-Kymmene OYJ	288,497
27,671	Valmet OYJ	815,809
7,967	Wartsila OYJ Abp	90,454

	Total Finland	9,714,815

France - 11.5%
19,054	Accor SA	636,261
514	Aeroports de Paris*	78,541
64,385	Air Liquide SA	10,781,922
10,822	Airbus SE	1,420,127
298,756	Alstom SA(b)	8,295,545
1,215	Amundi SA(d)	68,975
8,606	Arkema SA	752,318
242,619	AXA SA	6,907,819
830	BioMerieux	83,434
56,430	BNP Paribas SA(b)	3,295,238
15,448	Bollore SE	98,940
4,240	Bouygues SA	136,320
5,441	Bureau Veritas SA	138,479
2,940	Capgemini SE	511,007
261,285	Carrefour SA	4,818,577
8,870	Cie de Saint-Gobain	494,775
12,180	Cie Generale des Etablissements Michelin SCA	346,765
959	Covivio SA, REIT	46,997
22,893	Credit Agricole SA(b)	263,288
161,982	Danone SA	9,588,005
426	Dassault Aviation SA	72,077
120,967	Dassault Systemes SE	5,307,694
10,927	Edenred	702,320
10,524	Eiffage SA	1,126,893
39,231	Elis SA(b)	679,791
33,647	Engie SA	507,085
18,409	EssilorLuxottica SA(e)	3,331,520
816	Eurazeo SE	55,863
804	Gecina SA, REIT	82,419
6,527	Getlink SE	111,143
2,246	Hermes International	4,576,747
4,433	Ipsen SA*	514,045
6,487	Kering SA	3,460,442
38,892	Klepierre SA, REIT	881,902
10,773	La Francaise des Jeux SAEM(d)	415,789
18,967	Legrand SA*	1,755,440
18,199	L’Oréal SA	7,773,570
13,633	LVMH Moët Hennessy Louis Vuitton SE	11,895,529

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
France - 11.5% - (continued)
14,348	Nexity SA(b)	$295,438
33,994	Orange SA	405,618
3,767	Pernod Ricard SA	815,767
4,102	Publicis Groupe SA	304,792
455	Remy Cointreau SA	69,897
14,414	Renault SA	486,904
35,690	Rexel SA	737,424
6,230	Safran SA	908,460
104,647	Sanofi(b)	10,626,592
483	Sartorius Stedim Biotech	127,211
29,224	Schneider Electric SE	5,056,749
522	SEB SA	49,132
13,279	Societe Generale SA(b)	310,257
1,651	Sodexo SA	178,570
4,676	Sopra Steria Group SACA	876,836
26,147	SPIE SA	779,334
27,039	Technip Energies NV	535,392
1,061	Teleperformance	159,189
1,916	Thales SA(b)	266,919
223,244	TotalEnergies SE	12,608,111
2,224	Unibail-Rodamco-Westfield, REIT*	102,104
112,331	Valeo(b)	2,165,353
50,548	Vallourec SA*(b)	527,878
11,949	Veolia Environnement SA	352,508
50,853	Vinci SA	5,797,274
54,335	Vivendi SE	482,131
427	Wendel SE	45,011
4,246	Worldline SA*(d)	165,678

	Total France	137,250,131

Germany - 7.3%
27,215	adidas AG	4,409,087
26,877	AIXTRON SE	833,343
26,446	Allianz SE, Class Registered Shares	5,652,576
6,515	Aurubis AG	497,917
16,765	BASF SE	796,233
115,508	Bayer AG, Class Registered Shares	6,436,959
25,828	Bayerische Motoren Werke AG	2,812,988
18,842	Bechtle AG	738,601
1,803	Beiersdorf AG	229,455
2,727	Brenntag SE	213,858
766	Carl Zeiss Meditec AG	85,976
19,864	Commerzbank AG*	199,830
1,992	Continental AG	132,490
3,469	Covestro AG*(d)	133,724
8,430	CTS Eventim AG & Co. KGaA	566,744
9,014	Daimler Truck Holding AG*	272,920
3,145	Delivery Hero SE*(d)	117,740
37,106	Deutsche Bank AG, Class Registered Shares	376,040
3,486	Deutsche Boerse AG	602,802
10,489	Deutsche Lufthansa AG, Class Registered Shares*	102,651
45,263	Deutsche Pfandbriefbank AG(d)	340,299
18,410	Deutsche Post AG, Class Registered Shares	827,195
357,522	Deutsche Telekom AG, Class Registered Shares	7,926,077
40,308	E.ON SE	487,198

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Germany - 7.3% - (continued)
27,539	Encavis AG*	$445,502
3,574	Evonik Industries AG*	71,593
25,523	Freenet AG	625,845
3,739	Fresenius Medical Care AG & Co. KGaA	159,371
7,570	Fresenius SE & Co. KGaA	207,140
19,453	GEA Group AG	816,554
9,799	Gerresheimer AG	1,075,332
1,080	Hannover Rueck SE	231,208
2,706	Heidelberg Materials AG	193,470
3,095	HelloFresh SE*	73,644
1,895	Henkel AG & Co. KGaA	135,870
10,238	HUGO BOSS AG	695,321
79,027	Infineon Technologies AG	2,930,090
1,409	Knorr-Bremse AG	96,399
6,698	Lanxess AG	240,223
1,410	LEG Immobilien SE*	73,162
15,625	Mercedes-Benz Group AG	1,166,010
29,120	Merck KGaA	5,056,261
1,011	MTU Aero Engines AG	233,230
2,553	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class Registered Shares	911,466
1,101	Nemetschek SE	86,183
1,866	Puma SE	88,729
103	Rational AG	69,083
3,355	Rheinmetall AG	848,601
131,735	RWE AG	5,506,886
161,663	SAP SE	21,115,962
1,494	Scout24 SE(d)	95,799
35,236	Siemens AG, Class Registered Shares	5,772,810
9,646	Siemens Energy AG*	244,778
5,063	Siemens Healthineers AG(d)	286,283
3,393	SMA Solar Technology AG*	364,385
2,384	Symrise AG, Class A Shares	254,704
53,960	TAG Immobilien AG*	432,498
1,156	Talanx AG	64,421
17,015	Telefonica Deutschland Holding AG	47,902
17,363	United Internet AG, Class Registered Shares	249,316
8,349	Vitesco Technologies Group AG*	542,156
527	Volkswagen AG	79,042
12,860	Vonovia SE(e)	235,938
333	Wacker Chemie AG	44,196
4,958	Zalando SE*(d)	143,263

	Total Germany	86,803,329

Hong Kong - 3.5%
1,041,000	AIA Group Ltd.	10,093,646
586,000	BOC Hong Kong Holdings Ltd.	1,737,424
30,400	Budweiser Brewing Co. APAC Ltd.(d)	76,450
35,500	CK Asset Holdings Ltd.	191,072
50,500	CK Hutchison Holdings Ltd.	304,955
11,500	CK Infrastructure Holdings Ltd.	63,430
441,000	CLP Holdings Ltd.	3,210,547
34,200	ESR Group Ltd.(d)	50,416
988	Futu Holdings Ltd., ADR*	36,418
40,000	Galaxy Entertainment Group Ltd.*	247,278
1,261,000	Hang Lung Properties Ltd.	1,993,225

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Hong Kong - 3.5% - (continued)
13,700	Hang Seng Bank Ltd.	$182,996
24,894	Henderson Land Development Co., Ltd.	78,938
72,000	HKT Trust & HKT Ltd., Class Miscella Shares	92,039
199,380	Hong Kong & China Gas Co., Ltd.	179,718
21,599	Hong Kong Exchanges & Clearing Ltd.	793,389
20,100	Hongkong Land Holdings Ltd.	86,168
73,500	Jardine Matheson Holdings Ltd.	3,529,836
171,500	Kerry Properties Ltd.	374,118
45,480	Link REIT	263,917
37,119	Melco Resorts & Entertainment Ltd., ADR*	410,165
28,500	MTR Corp., Ltd.	131,102
25,669	New World Development Co., Ltd.	61,214
1,231,000	Pacific Basin Shipping Ltd.	359,538
26,500	Power Assets Holdings Ltd.	142,554
1,140,471	Prudential PLC	15,047,903
68,646	Sino Land Co., Ltd.	89,183
21,000	SITC International Holdings Co., Ltd.	36,422
27,500	Sun Hung Kai Properties Ltd.	349,806
10,000	Swire Pacific Ltd., Class A Shares	66,682
19,800	Swire Properties Ltd.	47,144
102,000	Techtronic Industries Co., Ltd.	938,736
488,000	United Laboratories International Holdings Ltd. (The)	429,430
146,500	WH Group Ltd.(d)	76,378
31,000	Wharf Real Estate Investment Co., Ltd.	152,904
40,000	Xinyi Glass Holdings Ltd.	59,368

	Total Hong Kong	41,984,509

India - 0.2%
93,285	HDFC Bank Ltd.	1,813,406

Indonesia - 0.1%
2,022,000	Bank Central Asia Tbk PT	1,218,367

Ireland - 1.7%
3,155	AerCap Holdings NV*	180,087
18,111	AIB Group PLC	74,426
143,829	Bank of Ireland Group PLC	1,358,648
13,555	CRH PLC	643,887
113,077	Dalata Hotel Group PLC*	515,721
1,738	DCC PLC	99,554
167,948	Experian PLC	5,941,446
3,221	Flutter Entertainment PLC*	630,392
46,626	Glanbia PLC	674,080
8,354	James Hardie Industries PLC, CDI*	205,440
2,859	Kerry Group PLC, Class A Shares	279,333
2,907	Kingspan Group PLC	194,392
91,500	Ryanair Holdings PLC, ADR*	9,614,820
4,625	Smurfit Kappa Group PLC	164,345

	Total Ireland	20,576,571

Isle of Man - 0.0%@
65,135	Playtech PLC*	487,416

Israel - 0.4%
673	Azrieli Group Ltd.	35,419
22,723	Bank Hapoalim BM	182,876
27,658	Bank Leumi Le-Israel BM	193,960
1,801	Check Point Software Technologies Ltd.*	224,783
708	CyberArk Software Ltd.*	109,549

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Israel - 0.4% - (continued)
458	Elbit Systems Ltd.	$93,569
13,469	ICL Group Ltd.	73,372
16,867	Inmode Ltd.*	532,491
1	Isracard Ltd.	3
23,934	Israel Discount Bank Ltd., Class A Shares	115,322
2,934	Mizrahi Tefahot Bank Ltd.	94,150
349	Monday.com Ltd.*	62,890
1,138	Nice Ltd.*	233,968
5,820	Nice Ltd., ADR*(b)	1,198,571
31,628	Perion Network Ltd.*	973,510
20,773	Teva Pharmaceutical Industries Ltd., ADR*	149,566
2,052	Tower Semiconductor Ltd.*	84,947
1,081	Wix.com Ltd.*	82,394

	Total Israel	4,441,340

Italy - 3.1%
2,418	Amplifon SpA	83,608
18,503	Assicurazioni Generali SpA	351,669
166,175	Banco BPM SpA	653,867
26,671	Buzzi SpA	610,786
9,133	Davide Campari-Milano NV	119,307
491	DiaSorin SpA	50,702
1,849,785	Enel SpA	11,597,746
42,382	Eni SpA	566,030
12,427	ERG SpA	341,283
12,213	Ferrari NV	3,486,086
136,596	FinecoBank Banca Fineco SpA	1,824,461
5,479	Infrastrutture Wireless Italiane SpA(d)	69,783
299,943	Intesa Sanpaolo SpA	695,276
218,485	Iren SpA	436,345
39,704	Leonardo SpA	426,497
10,875	Mediobanca Banca di Credito Finanziario SpA	120,184
3,663	Moncler SpA	248,515
10,618	Nexi SpA*(d)	83,413
9,208	Poste Italiane SpA(d)	95,886
4,496	Prysmian SpA	167,280
63,231	Recordati Industria Chimica e Farmaceutica SpA	2,755,090
5,389	Reply SpA	582,456
35,828	Snam SpA	187,621
187,027	Telecom Italia SpA*	49,736
25,109	Terna - Rete Elettrica Nazionale	210,375
582,778	UniCredit SpA	11,212,131

	Total Italy	37,026,133

Japan - 16.7%
20,400	Adastria Co., Ltd.	405,144
3,600	Advantest Corp.	452,295
11,700	Aeon Co., Ltd.	231,347
3,400	AGC Inc.	122,624
2,500	Aisin Corp.	71,727
8,200	Ajinomoto Co., Inc.	318,418
48,800	Alps Alpine Co., Ltd.	420,498
2,700	ANA Holdings Inc.*	59,847
8,800	Asahi Group Holdings Ltd.	340,961
3,600	Asahi Intecc Co., Ltd.	68,269
23,600	Asahi Kasei Corp.	160,109

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.7% - (continued)
15,800	Asics Corp.	$421,413
33,900	Astellas Pharma Inc.	535,302
2,000	Azbil Corp.	63,137
11,200	Bandai Namco Holdings Inc.	262,280
16,100	BayCurrent Consulting Inc.	583,751
76,400	Bridgestone Corp.	3,087,788
4,700	Brother Industries Ltd.	68,053
18,000	Canon Inc.	446,062
3,000	Capcom Co., Ltd.	116,869
2,700	Central Japan Railway Co.	328,855
8,900	Chiba Bank Ltd. (The)	55,586
11,600	Chubu Electric Power Co., Inc.	138,242
12,100	Chugai Pharmaceutical Co., Ltd.	325,446
15,700	CKD Corp.	238,750
21,900	Concordia Financial Group Ltd.	84,456
31,500	Credit Saison Co., Ltd.	431,581
7,700	CyberAgent Inc.	54,523
3,800	Dai Nippon Printing Co., Ltd.	108,076
20,000	Daido Steel Co., Ltd.	741,692
5,900	Daifuku Co., Ltd.	119,166
14,500	Daihen Corp.	519,551
17,600	Dai-ichi Life Holdings Inc.	300,982
33,800	Daiichi Sankyo Co., Ltd.	1,094,502
48,600	Daikin Industries Ltd.	9,234,812
1,100	Daito Trust Construction Co., Ltd.	104,487
10,800	Daiwa House Industry Co., Ltd.	281,478
38	Daiwa House REIT Investment Corp., Class A Shares	79,674
24,400	Daiwa Securities Group Inc.	110,438
7,800	Denso Corp.	480,092
4,000	Dentsu Group Inc.	127,735
1,700	Disco Corp.	247,102
8,000	DMG Mori Co., Ltd.	134,534
5,400	East Japan Railway Co.	297,728
11,800	Ebara Corp.	526,903
28,500	Eiken Chemical Co., Ltd.(b)	300,952
4,500	Eisai Co., Ltd.	285,787
54,150	ENEOS Holdings Inc.	179,258
333,300	FANUC Corp.	11,392,267
3,300	Fast Retailing Co., Ltd.	770,976
2,200	Fuji Electric Co., Ltd.	92,205
8,500	Fuji Soft Inc.	535,840
36,500	FUJIFILM Holdings Corp.	2,227,991
79,300	Fujikura Ltd.	634,472
3,200	Fujitsu Ltd.	405,469
20,900	FULLCAST Holdings Co., Ltd.	332,258
5,800	Fuyo General Lease Co., Ltd.	408,849
85	GLP J-REIT	90,192
700	GMO Payment Gateway Inc.	55,263
5,000	Goldwin Inc.	419,574
18,300	H.U. Group Holdings Inc.	345,226
4,700	Hakuhodo DY Holdings Inc.	49,137
2,400	Hamamatsu Photonics KK	121,858
4,200	Hankyu Hanshin Holdings Inc.	133,568
400	Hikari Tsushin Inc.	57,726

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.7% - (continued)
645	Hirose Electric Co., Ltd.	$87,296
1,700	Hitachi Construction Machinery Co., Ltd.	41,862
52,700	Hitachi Ltd.	3,035,666
28,100	Honda Motor Co., Ltd.	798,464
6,900	Horiba Ltd.	377,378
1,800	Hoshizaki Corp.	64,694
51,600	Hoya Corp.	6,474,955
6,200	Hulic Co., Ltd.	51,608
2,100	Ibiden Co., Ltd.	114,133
3,637	Idemitsu Kosan Co., Ltd.	70,483
2,600	Iida Group Holdings Co., Ltd.	42,867
64,900	INFRONEER Holdings Inc.	573,833
18,500	Inpex Corp.	193,684
54,800	Internet Initiative Japan Inc.	1,074,813
1,128	Invincible Investment Corp., REIT	479,761
10,800	Isuzu Motors Ltd.	125,293
21,800	ITOCHU Corp.	735,799
2,000	Itochu Techno-Solutions Corp.	52,046
57,500	J Front Retailing Co., Ltd.	562,843
2,800	Japan Airlines Co., Ltd.	53,546
9,000	Japan Exchange Group Inc.	146,835
124	Japan Metropolitan Fund Invest, REIT	87,760
26,500	Japan Post Bank Co., Ltd.	197,416
42,700	Japan Post Holdings Co., Ltd.	301,576
3,300	Japan Post Insurance Co., Ltd.	49,629
22	Japan Real Estate Investment Corp., REIT	83,649
22,200	Japan Tobacco Inc.	483,680
16,200	Jeol Ltd.	561,293
9,000	JFE Holdings Inc.	110,880
30,000	JGC Holdings Corp.	364,411
3,000	JSR Corp.	72,136
7,400	Kajima Corp.	103,557
15,000	Kaneka Corp.	401,364
12,900	Kansai Electric Power Co., Inc. (The)	147,437
8,500	Kao Corp.	296,458
2,500	Kawasaki Kisen Kaisha Ltd.	56,253
107,700	KDDI Corp.	3,313,608
1,700	Keio Corp.	59,824
2,500	Keisei Electric Railway Co., Ltd.	95,829
150	Kenedix Office Investment Corp., REIT, Class A Shares	339,770
23,500	Keyence Corp.	11,393,916
2,500	Kikkoman Corp.	147,230
3,100	Kintetsu Group Holdings Co., Ltd.	102,615
14,800	Kirin Holdings Co., Ltd.	220,770
1,100	Kobayashi Pharmaceutical Co., Ltd.	62,105
2,800	Kobe Bussan Co., Ltd.	77,232
2,000	Koei Tecmo Holdings Co., Ltd.	33,649
4,200	Koito Manufacturing Co., Ltd.	78,403
17,200	Komatsu Ltd.	404,836
18,400	Komeri Co., Ltd.	388,143
1,600	Konami Group Corp.	84,659
126,100	Konica Minolta Inc.	417,763
600	Kose Corp.	60,106
125,400	Kubota Corp.	1,715,556

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.7% - (continued)
2,000	Kurita Water Industries Ltd.	$81,177
5,800	Kyocera Corp.	325,943
5,100	Kyowa Kirin Co., Ltd.	97,848
1,400	Lasertec Corp.	218,874
5,300	Lixil Corp.	68,283
7,900	M3 Inc.	175,605
33,400	Makita Corp.	897,684
27,800	Marubeni Corp.	395,696
2,100	MatsukiyoCocokara & Co.	112,410
9,700	Mazda Motor Corp.	82,623
1,500	McDonald’s Holdings Co. Japan Ltd.	61,699
188,800	Mebuki Financial Group Inc.	442,349
4,200	MEIJI Holdings Co., Ltd.	94,181
6,900	MINEBEA MITSUMI Inc.	132,497
165,100	MISUMI Group Inc.	3,572,145
23,100	Mitsubishi Chemical Group Corp.	129,408
22,700	Mitsubishi Corp.	906,612
35,900	Mitsubishi Electric Corp.	466,580
21,200	Mitsubishi Estate Co., Ltd.	243,097
16,100	Mitsubishi HC Capital Inc.	87,214
5,700	Mitsubishi Heavy Industries Ltd.	240,666
208,500	Mitsubishi UFJ Financial Group Inc.	1,377,688
24,000	Mitsui & Co., Ltd.	753,901
3,100	Mitsui Chemicals Inc.	78,114
16,300	Mitsui Fudosan Co., Ltd.	310,588
6,300	Mitsui OSK Lines Ltd.(b)	143,349
44,290	Mizuho Financial Group Inc.	652,113
4,800	MonotaRO Co., Ltd.	66,109
9,000	Morinaga Milk Industry Co., Ltd.	319,866
8,000	MS&AD Insurance Group Holdings Inc.	274,328
239,400	Murata Manufacturing Co., Ltd.	14,080,185
1,800	Nakanishi Inc.	37,983
4,300	NEC Corp.	201,363
16,800	NET One Systems Co., Ltd.	381,515
7,100	Nexon Co., Ltd.	144,632
4,100	NGK Insulators Ltd.	49,371
46,500	Nichicon Corp.	438,737
7,600	Nidec Corp.	376,748
19,000	Nintendo Co., Ltd.	805,774
86	Nippon Accommodations Fund Inc., REIT, Class A Shares	418,337
27	Nippon Building Fund Inc., REIT	108,067
1,300	Nippon Express Holdings Inc.	72,912
17,600	Nippon Paint Holdings Co., Ltd.	134,739
36	Nippon Prologis REIT Inc.	75,445
3,200	Nippon Sanso Holdings Corp.	65,401
800	Nippon Shinyaku Co., Ltd.	36,597
14,500	Nippon Steel Corp.	281,405
21,500	Nippon Telegraph & Telephone Corp.	609,556
8,600	Nippon Yusen KK	183,068
2,400	Nissan Chemical Corp.	104,002
43,100	Nissan Motor Co., Ltd.	159,164
4,100	Nisshin Seifun Group Inc.	51,439
1,100	Nissin Foods Holdings Co., Ltd.	93,783
92,600	Nissui Corp.	415,308

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.7% - (continued)
10,700	Nitori Holdings Co., Ltd.	$1,304,374
2,600	Nitto Denko Corp.	184,826
51,500	Nomura Holdings Inc.	181,661
2,100	Nomura Real Estate Holdings Inc.	50,734
75	Nomura Real Estate Master Fund Inc., REIT	88,211
6,880	Nomura Research Institute Ltd.	172,659
11,700	NTT Data Corp.	167,389
11,300	Obayashi Corp.	90,934
16,300	Obic Co., Ltd.	2,637,071
5,700	Odakyu Electric Railway Co., Ltd.	82,998
16,300	Oji Holdings Corp.	62,676
4,800	OKUMA Corp.	229,029
21,900	Olympus Corp.	331,893
3,500	Omron Corp.	210,958
7,100	Ono Pharmaceutical Co., Ltd.	132,692
1,300	Open House Group Co., Ltd.	49,807
800	Oracle Corp. Japan	61,187
17,200	Organo Corp.	462,137
19,900	Oriental Land Co., Ltd.	744,651
21,500	ORIX Corp.	364,774
6,900	Osaka Gas Co., Ltd.	109,372
2,200	Otsuka Corp.	82,799
7,000	Otsuka Holdings Co., Ltd.	259,154
7,200	Pan Pacific International Holdings Corp.	122,655
39,700	Panasonic Holdings Corp.	411,990
3,000	Persol Holdings Co., Ltd.	56,527
16,600	Rakuten Group Inc.	68,511
71,500	Recruit Holdings Co., Ltd.	2,193,002
23,200	Renesas Electronics Corp.*	377,906
103,000	Rengo Co., Ltd.	611,976
38,200	Resona Holdings Inc.	173,528
26,200	Resorttrust Inc.	382,436
10,000	Ricoh Co., Ltd.	83,405
1,600	Rohm Co., Ltd.	134,788
118,800	Round One Corp.	549,796
13,600	Sankyo Co., Ltd.	547,307
13,000	Sankyu Inc.	438,983
55,900	Santen Pharmaceutical Co., Ltd.	508,028
50,200	Sanwa Holdings Corp.	583,661
10,200	Sawai Group Holdings Co., Ltd.	242,207
4,800	SBI Holdings Inc.	89,665
2,500	SCSK Corp.	39,520
4,000	Secom Co., Ltd.	262,012
4,700	Seiko Epson Corp.	70,700
102,900	Sekisui Chemical Co., Ltd.	1,417,140
10,900	Sekisui House Ltd.	212,501
13,900	Seven & i Holdings Co., Ltd.	582,695
6,000	SG Holdings Co., Ltd.	87,730
5,000	Sharp Corp.	27,948
65,000	Shimadzu Corp.	2,011,074
5,600	Shimamura Co., Ltd.	506,281
1,400	Shimano Inc.	217,531
10,400	Shimizu Corp.	63,119
196,500	Shin-Etsu Chemical Co., Ltd.	6,055,306

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.7% - (continued)
26,200	Shinko Electric Industries Co., Ltd.	$929,726
4,700	Shionogi & Co., Ltd.	211,237
7,200	Shiseido Co., Ltd.	327,940
7,500	Shizuoka Financial Group Inc.	54,996
14,500	SMC Corp.	7,780,045
51,600	Softbank Corp.	549,571
18,800	SoftBank Group Corp.	740,616
5,600	Sompo Holdings Inc.	227,883
58,700	Sony Group Corp.	5,488,622
1,700	Square Enix Holdings Co., Ltd.	76,103
10,800	Subaru Corp.	184,991
6,700	SUMCO Corp.	95,257
9,800	Sumitomo Bakelite Co., Ltd.	384,594
26,600	Sumitomo Chemical Co., Ltd.	78,851
20,200	Sumitomo Corp.	380,937
13,300	Sumitomo Electric Industries Ltd.	157,325
20,500	Sumitomo Forestry Co., Ltd.	461,239
4,300	Sumitomo Metal Mining Co., Ltd.	130,367
204,890	Sumitomo Mitsui Financial Group Inc.	8,240,109
5,900	Sumitomo Mitsui Trust Holdings Inc.	206,769
5,700	Sumitomo Realty & Development Co., Ltd.	137,410
2,400	Suntory Beverage & Food Ltd.	88,258
6,600	Suzuki Motor Corp.	217,197
75,600	Sysmex Corp.	4,936,553
9,900	T&D Holdings Inc.	134,298
3,400	Taisei Corp.	108,036
211,754	Takeda Pharmaceutical Co., Ltd.	6,719,064
21,600	Takeuchi Manufacturing Co., Ltd.	579,947
7,000	TDK Corp.	266,839
76,700	Terumo Corp.	2,331,156
4,300	TIS Inc.	120,171
3,200	Tobu Railway Co., Ltd.	83,704
1,900	Toho Co., Ltd.	74,769
53,300	Tokai Carbon Co., Ltd.	440,416
99,800	Tokio Marine Holdings Inc.	2,242,489
27,400	Tokyo Electric Power Co. Holdings Inc.*	94,556
31,700	Tokyo Electron Ltd.	4,327,963
7,400	Tokyo Gas Co., Ltd.	157,500
8,300	Tokyo Ohka Kogyo Co., Ltd.	491,229
11,900	Tokyo Seimitsu Co., Ltd.	515,799
38,900	Tokyo Tatemono Co., Ltd.	478,755
10,100	Tokyu Corp.	130,539
4,400	Toppan Inc.	93,969
24,900	Toray Industries Inc.	131,298
7,500	Toshiba Corp.	240,864
5,300	Tosoh Corp.	60,894
2,400	TOTO Ltd.	72,495
10,200	Toyo Suisan Kaisha Ltd.	445,695
39,400	Toyo Tire Corp.	477,604
2,700	Toyota Industries Corp.	166,305
329,800	Toyota Motor Corp.	4,486,441
3,900	Toyota Tsusho Corp.	171,237
2,500	Trend Micro Inc.	118,762
7,600	Unicharm Corp.	288,618

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Japan - 16.7% - (continued)
3,500	USS Co., Ltd.	$56,852
2,000	Welcia Holdings Co., Ltd.	42,265
1,700	West Holdings Corp.	34,528
3,800	West Japan Railway Co.	159,202
2,300	Yakult Honsha Co., Ltd.	149,109
2,700	Yamaha Corp.	106,753
5,300	Yamaha Motor Co., Ltd.	130,319
39,200	YA-MAN Ltd.(b)	320,856
4,900	Yamato Holdings Co., Ltd.	89,625
4,300	Yaskawa Electric Corp.	181,318
3,800	Yokogawa Electric Corp.	71,000
47,900	Z Holdings Corp.	118,459
10,800	Zenkoku Hosho Co., Ltd.	385,569
2,000	ZOZO Inc.	40,760

	Total Japan	200,063,240

Jordan - 0.0%@
2,759	Hikma Pharmaceuticals PLC	61,593

Luxembourg - 0.0%@
9,456	ArcelorMittal SA	234,896
2,378	Eurofins Scientific SE	157,389
8,984	Tenaris SA	111,351

	Total Luxembourg	503,636

Macau - 0.1%
287,600	Sands China Ltd.*	928,925

Netherlands - 4.5%
29,452	Aalberts NV	1,245,951
7,405	ABN AMRO Bank NV, Dutch Certificate, GDR(d)	108,210
1,044	Adyen NV*(d)	1,709,926
34,019	Aegon NV	150,566
123,832	Akzo Nobel NV	9,386,296
1,026	Argenx SE*	399,245
841	ASM International NV	368,605
23,301	ASML Holding NV	16,695,267
19,701	ASR Nederland NV	840,373
6,837	BE Semiconductor Industries NV	751,927
1,627	Euronext NV(d)	108,223
2,015	EXOR NV*	168,488
42,739	Fugro NV*	615,542
2,073	Heineken Holding NV	176,628
4,778	Heineken NV	483,315
1,023	IMCD NV	154,018
606,932	ING Groep NV	7,456,774
1,690	JDE Peet’s NV	49,054
3,362	Just Eat Takeaway.com NV*(d)	50,778
17,812	Koninklijke Ahold Delhaize NV	565,802
58,543	Koninklijke KPN NV	201,244
366,610	Koninklijke Philips NV	6,936,795
5,008	NN Group NV	181,864
18,868	OCI NV	419,401
353,121	Pharming Group NV*	432,334
14,614	Prosus NV*	961,621
4,067	QIAGEN NV*	183,183
2,193	Randstad NV	107,797
18,803	Signify NV(d)	480,362

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Netherlands - 4.5% - (continued)
40,469	Stellantis NV	$616,124
6,839	TKH Group NV, Dutch Certificate	340,062
52,337	Universal Music Group NV	1,036,208
4,713	Wolters Kluwer NV	538,351

	Total Netherlands	53,920,334

New Zealand - 0.1%
22,667	Auckland International Airport Ltd.*	121,114
10,892	Fisher & Paykel Healthcare Corp., Ltd.	152,392
13,318	Mercury NZ Ltd.	52,604
21,715	Meridian Energy Ltd.	69,384
33,602	Spark New Zealand Ltd.	104,331
2,620	Xero Ltd.*	186,107

	Total New Zealand	685,932

Norway - 0.3%
4,886	Adevinta ASA, Class B Shares*	34,270
5,562	Aker BP ASA	120,628
108,686	DNB Bank ASA	1,824,069
17,583	Equinor ASA	448,573
3,394	Gjensidige Forsikring ASA	57,062
1,600	Kongsberg Gruppen ASA	64,094
7,504	Mowi ASA	128,811
166,833	Norsk Hydro ASA	1,008,806
13,215	Orkla ASA	95,087
1,273	Salmar ASA	56,103
12,747	Telenor ASA	130,945
2,973	Yara International ASA	110,931

	Total Norway	4,079,379

Peru - 0.1%
3,929	Credicorp Ltd.	508,609

Portugal - 0.0%@
52,813	EDP - Energias de Portugal SA	257,703
9,072	Galp Energia SGPS SA	95,872
5,065	Jeronimo Martins SGPS SA	122,329

	Total Portugal	475,904

Singapore - 1.0%
2,175,358	CapitaLand Ascendas REIT(a)	4,339,437
100,950	CapitaLand Integrated Commercial Trust, REIT	149,169
47,700	Capitaland Investment Ltd.	116,604
7,100	City Developments Ltd.	35,399
32,500	DBS Group Holdings Ltd.	724,370
431,400	Frasers Logistics & Commercial Trust, REIT	395,311
105,100	Genting Singapore Ltd.	78,263
34,103	Grab Holdings Ltd., Class A Shares*	101,627
2,000	Jardine Cycle & Carriage Ltd.	47,850
26,100	Keppel Corp., Ltd.	121,613
63,729	Mapletree Logistics Trust, REIT	78,175
45,500	Mapletree Pan Asia Commercial Trust, REIT	55,538
60,800	Oversea-Chinese Banking Corp., Ltd.	550,103
6,658	Sea Ltd., ADR*	382,236
833,319	Seatrium Ltd.*	75,497
313,700	Sembcorp Industries Ltd.	1,165,623
24,450	Singapore Airlines Ltd.	115,749
15,300	Singapore Exchange Ltd.	104,877
26,400	Singapore Technologies Engineering Ltd.	71,245

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Singapore - 1.0% - (continued)
148,200	Singapore Telecommunications Ltd.	$272,681
143,303	United Overseas Bank Ltd.	2,963,118
9,271	UOL Group Ltd.	43,484
4,600	Venture Corp., Ltd.	51,544
35,500	Wilmar International Ltd.	102,586

	Total Singapore	12,142,099

South Korea - 2.5%
24,630	Daeduck Electronics Co., Ltd.	470,837
7,205	Dentium Co., Ltd.	862,035
1,572	Hanmi Pharm Co., Ltd.	347,526
11,599	JYP Entertainment Corp.	1,068,676
3,679	Lotte Chilsung Beverage Co., Ltd.(b)	389,368
7,596	LOTTE Fine Chemical Co., Ltd.	337,502
4,569	LX Semicon Co., Ltd.	399,832
2,728	Medytox Inc.(b)	507,086
316,362	Samsung Electronics Co., Ltd.	17,010,215
35,209	Samsung Engineering Co., Ltd.*	752,828
2,678	Samsung SDI Co., Ltd.	1,452,170
76,183	SK Hynix Inc.	6,220,662
11,487	Youngone Corp.(b)	390,203

	Total South Korea	30,208,940

Spain - 3.6%
460	Acciona SA	74,674
55,563	Acerinox SA	569,954
4,148	ACS Actividades de Construccion y Servicios SA	138,671
35,700	Aena SME SA(d)	5,622,798
141,971	Amadeus IT Group SA*	10,176,420
48,356	Applus Services SA	463,379
443,845	Banco Bilbao Vizcaya Argentaria SA	2,943,350
305,234	Banco Santander SA	997,725
134,433	Bankinter SA	775,337
429,182	CaixaBank SA	1,587,118
10,509	Cellnex Telecom SA(d)	427,736
20,426	Cia de Distribucion Integral Logista Holdings SA	509,225
1,365	Corp. ACCIONA Energias Renovables SA*	45,552
5,248	EDP Renovaveis SA	104,366
69	EDP Renovaveis SA*(e)	1,370
3,916	Enagas SA	74,840
5,720	Endesa SA	123,431
8,761	Ferrovial SA	271,652
4,911	Grifols SA*	57,345
648,385	Iberdrola SA	7,904,907
267,969	Industria de Diseno Textil SA	8,981,850
59,664	Merlin Properties Socimi SA, REIT	491,234
2,650	Naturgy Energy Group SA	75,406
6,811	Red Electrica Corp. SA	115,497
24,772	Repsol SA	337,307
96,439	Telefonica SA	409,596

	Total Spain	43,280,740

Sweden - 1.7%
5,386	Alfa Laval AB	193,924
18,593	Assa Abloy AB, Class B Shares	413,059
48,225	Atlas Copco AB, Class A Shares(b)	704,038
248,324	Atlas Copco AB, Class B Shares	3,133,672

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Sweden - 1.7% - (continued)
21,751	Avanza Bank Holding AB(b)	$454,524
6,149	Beijer Ref AB, Class B Shares	90,920
4,865	Boliden AB	148,286
11,842	Embracer Group AB, Class B Shares*	27,292
11,832	Epiroc AB, Class A Shares	207,526
7,047	Epiroc AB, Class B Shares	106,633
6,396	EQT AB	121,474
10,934	Essity AB, Class B Shares	290,651
3,283	Evolution AB(d)	432,457
11,404	Fastighets AB Balder, Class B Shares*	38,409
3,963	Getinge AB, Class B Shares	91,176
13,883	H & M Hennes & Mauritz AB, Class B Shares	173,816
37,904	Hexagon AB, Class B Shares	440,180
1,698	Holmen AB, Class B Shares	64,228
7,983	Husqvarna AB, Class B Shares	59,062
2,667	Industrivarden AB, Class A Shares	71,916
2,688	Industrivarden AB, Class C Shares	72,441
5,199	Indutrade AB	123,572
2,994	Investment AB Latour, Class B Shares	59,460
7,966	Investor AB, Class A Shares	164,049
32,711	Investor AB, Class B Shares	666,471
4,617	Kinnevik AB, Class B Shares*	66,563
1,241	L E Lundbergforetagen AB, Class B Shares	51,726
4,511	Lifco AB, Class B Shares	96,228
11,479	Loomis AB, Class B Shares	318,562
72,306	Nibe Industrier AB, Class B Shares	691,996
1,462	Saab AB, Class B Shares*	79,573
3,520	Sagax AB, Class B Shares	69,503
122,998	Sandvik AB	2,181,072
8,351	Securitas AB, Class B Shares	61,960
30,272	Skandinaviska Enskilda Banken AB, Class A Shares	318,542
5,962	Skanska AB, Class B Shares	78,770
6,848	SKF AB, Class B Shares	108,868
6,430	Spotify Technology SA*	957,427
402,453	Storskogen Group AB, Class B Shares	444,047
11,312	Svenska Cellulosa AB SCA, Class B Shares	150,947
220,023	Svenska Handelsbanken AB, Class A Shares	1,737,568
162,668	Swedbank AB, Class A Shares	2,507,671
2,981	Swedish Orphan Biovitrum AB*	60,063
10,001	Tele2 AB, Class B Shares	90,797
52,403	Telefonaktiebolaget LM Ericsson, Class B Shares	271,443
49,011	Telia Co. AB	114,067
22,521	Trelleborg AB, Class B Shares	562,518
4,027	Volvo AB, Class A Shares	78,357
27,093	Volvo AB, Class B Shares	502,711
9,985	Volvo Car AB, Class B Shares*	34,417
60,341	Wihlborgs Fastigheter AB	431,387

	Total Sweden	20,416,019

Switzerland - 9.4%
28,623	ABB Ltd., Class Registered Shares	1,044,693
3,044	Adecco Group AG, Class Registered Shares	90,993
35,561	Alcon Inc.	2,767,460
625	Bachem Holding AG, Class B Shares	65,971
4,068	Baloise Holding AG, Class Registered Shares	627,935

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Switzerland - 9.4% - (continued)
635	Banque Cantonale Vaudoise, Class Registered Shares	$63,998
64	Barry Callebaut AG, Class Registered Shares	129,528
343	BKW AG	61,530
1,765	Bucher Industries AG, Class Registered Shares	739,411
134	Chocoladefabriken Lindt & Spruengli AG	1,604,289
2	Chocoladefabriken Lindt & Spruengli AG, Class Registered Shares	242,370
24,065	Cie Financiere Richemont SA, Class Registered Shares	3,834,770
3,537	Clariant AG, Class Registered Shares*	51,025
33,047	Coca-Cola HBC AG	982,788
3,251	DSM-Firmenich AG*	361,437
1,800	Dufry AG, Class Registered Shares*	81,368
121	EMS-Chemie Holding AG, Class Registered Shares	93,912
2,032	Flughafen Zurich AG, Class Registered Shares	392,550
9,717	Galenica AG(d)	760,919
644	Geberit AG, Class Registered Shares	342,163
166	Givaudan SA, Class Registered Shares	547,568
194,860	Glencore PLC	1,004,349
678	Helvetia Holding AG, Class Registered Shares	96,256
9,952	Holcim AG*	614,803
16,531	Julius Baer Group Ltd.	1,014,196
16,876	Kuehne + Nagel International AG, Class Registered Shares	4,810,141
3,076	Logitech International SA, Class Registered Shares	197,805
12,569	Lonza Group AG, Class Registered Shares	7,882,958
127,437	Nestlé SA, Class Registered Shares	15,123,701
164,432	Novartis AG, Class Registered Shares	15,815,360
47,433	On Holding AG, Class A Shares*	1,302,036
407	Partners Group Holding AG	368,384
7,673	PSP Swiss Property AG, Class Registered Shares	824,609
79,392	Roche Holding AG	25,168,457
771	Schindler Holding AG	159,968
431	Schindler Holding AG, Class Registered Shares	86,607
33,100	SGS SA, Class Registered Shares	2,942,811
733	Siegfried Holding AG, Class Registered Shares*	582,263
5,654	SIG Group AG*	154,687
5,895	Sika AG, Class Registered Shares	1,609,136
964	Sonova Holding AG, Class Registered Shares	247,572
12,601	STMicroelectronics NV	545,824
2,004	Straumann Holding AG, Class Registered Shares	294,277
6,999	Sulzer AG, Class Registered Shares	547,370
534	Swatch Group AG (The)	159,488
1,093	Swatch Group AG (The), Class Registered Shares	61,491
553	Swiss Life Holding AG, Class Registered Shares	320,561
1,393	Swiss Prime Site AG, Class Registered Shares	117,672
5,557	Swiss Re AG	558,213
465	Swisscom AG, Class Registered Shares	294,389
3,645	Swissquote Group Holding SA, Class Registered Shares	746,948
1,393	Tecan Group AG, Class Registered Shares	535,184
6,533	Temenos AG, Class Registered Shares	554,662
163,988	UBS Group AG, Class Registered Shares	3,130,632
11,185	VAT Group AG(d)	4,632,958
10,617	Zurich Insurance Group AG	4,979,342

	Total Switzerland	112,371,788

Taiwan - 0.6%
83,000	Taiwan Semiconductor Manufacturing Co., Ltd.	1,499,645

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
Taiwan - 0.6% - (continued)
57,900	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	$5,708,361

	Total Taiwan	7,208,006

United Kingdom - 16.2%
17,474	3i Group PLC	427,547
9,520	4imprint Group PLC	547,702
36,435	Abcam PLC, ADR*	588,425
40,934	Abrdn PLC	101,493
3,139	Admiral Group PLC	91,093
23,293	Anglo American PLC	644,458
7,912	Ashtead Group PLC	485,884
6,396	Associated British Foods PLC	145,919
108,052	AstraZeneca PLC	15,692,192
17,328	Auto Trader Group PLC(d)	135,989
50,320	Aviva PLC	248,331
56,202	BAE Systems PLC	651,023
120,531	Balfour Beatty PLC	551,593
4,276,507	Barclays PLC	8,112,409
19,455	Barratt Developments PLC	112,200
70,895	Beazley PLC	536,532
13,594	Bellway PLC	382,863
45,401	Berkeley Group Holdings PLC	2,218,412
1,462,773	BP PLC	8,232,752
157,438	British American Tobacco PLC	4,992,817
15,047	British Land Co. PLC (The), REIT	64,323
129,708	BT Group PLC	236,850
41,180	Bunzl PLC	1,612,407
79,996	Burberry Group PLC	2,146,901
103,809	Centrica PLC	151,895
18,372	CNH Industrial NV	235,292
3,888	Coca-Cola Europacific Partners PLC	242,572
502,440	Compass Group PLC	13,748,621
26,506	Computacenter PLC	766,313
2,504	Croda International PLC	190,053
23,659	CVS Group PLC	619,065
332,309	Diageo PLC	13,813,775
55,555	Drax Group PLC	380,679
25,540	Dunelm Group PLC	347,827
70,066	easyJet PLC*	413,642
34,950	Endeavour Mining PLC	922,506
11,109	Entain PLC	182,630
475,986	GSK PLC	7,988,244
91,187	Haleon PLC	361,109
6,684	Halma PLC	200,102
103,558	Harbour Energy PLC	291,869
6,719	Hargreaves Lansdown PLC	67,200
237,256	Hays PLC	318,625
670,655	HSBC Holdings PLC	4,924,860
61,536	IG Group Holdings PLC	515,289
23,357	IMI PLC	465,606
16,210	Imperial Brands PLC	342,438
68,249	Inchcape PLC	650,802
25,872	Informa PLC	224,629
3,284	InterContinental Hotels Group PLC	215,642
3,082	Intertek Group PLC	159,741

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units	Security	Value
United Kingdom - 16.2% - (continued)
30,318	J Sainsbury PLC	$102,135
43,113	JD Sports Fashion PLC	81,784
3,347	Johnson Matthey PLC	72,353
311,690	Kingfisher PLC	896,912
12,506	Land Securities Group PLC, REIT	93,824
621,915	Legal & General Group PLC	1,769,832
1,224,477	Lloyds Banking Group PLC	675,692
7,362	London Stock Exchange Group PLC	785,410
193,236	LondonMetric Property PLC, REIT	434,124
46,656	M&G PLC	115,548
174,811	Man Group PLC	477,983
262,483	Marks & Spencer Group PLC*	584,074
8,337	Mondi PLC	129,601
127,721	Moneysupermarket.com Group PLC	398,862
176,928	National Grid PLC	2,434,378
104,690	NatWest Group PLC	339,734
2,278	Next PLC	180,488
10,369	Ocado Group PLC*	47,792
121,440	OSB Group PLC	750,227
11,459	Pearson PLC	113,537
5,585	Persimmon PLC	83,676
13,509	Phoenix Group Holdings PLC	93,036
105,428	QinetiQ Group PLC	472,261
177,344	Reckitt Benckiser Group PLC	13,787,920
345,249	RELX PLC	10,801,895
46,833	Rentokil Initial PLC	372,664
113,083	Rio Tinto PLC	6,738,482
9,421,255	Rolls-Royce Holdings PLC*	16,935,570
38,140	RS GROUP PLC	378,754
59,689	Safestore Holdings PLC, REIT	695,822
18,037	Sage Group PLC (The)	195,299
48,062	Savills PLC	545,099
15,988	Schroders PLC	90,907
21,708	Segro PLC, REIT	215,977
334,497	Serco Group PLC	594,503
4,649	Severn Trent PLC	160,273
303,743	Shell PLC	8,464,784
15,614	Smith & Nephew PLC	234,558
6,239	Smiths Group PLC	125,080
10,690	Spectris PLC	490,269
1,297	Spirax-Sarco Engineering PLC	176,620
125,908	SSE PLC	2,952,190
10,365	St. James’s Place PLC	144,035
44,888	Standard Chartered PLC	356,830
46,256	Tate & Lyle PLC	453,186
61,621	Taylor Wimpey PLC	87,756
134,018	Tesco PLC	435,744
221,015	Tritax Big Box REIT PLC	385,597
242,698	Unilever PLC	12,181,912
12,760	United Utilities Group PLC	160,944
204,853	Virgin Money UK PLC	379,727
418,869	Vodafone Group PLC	398,692
216,671	WH Smith PLC	4,253,300
28,206	Whitbread PLC	1,155,272

Schedules of Investments

(unaudited) (continued)

International Equity Fund

Shares/Units		Security	Value
United Kingdom - 16.2% - (continued)
11,224		Wise PLC, Class A Shares*	$81,020
19,493		WPP PLC	207,303

		Total United Kingdom	193,472,388

United States - 0.4%
776		Booking Holdings Inc.*	1,946,805
24,343		International Game Technology PLC	597,134
12,774		Liberty Media Corp-Liberty Formula One, Class C Shares*	899,290
3,646		Linde PLC	1,289,444

		Total United States	4,732,673

Uruguay - 0.1%
520		MercadoLibre Inc.*	644,280

		TOTAL COMMON STOCKS (Cost - $975,776,072)	1,154,506,189

PREFERRED STOCKS - 0.2%
Germany - 0.2%
1,144		Bayerische Motoren Werke AG, Class Preferred Shares	117,542
13,230		Dr ING hc F Porsche AG, Class Preferred Shares*(d)	1,642,047
3,199		Henkel AG & Co. KGaA, Class Preferred Shares	254,689
2,890		Porsche Automobil Holding SE, Class Preferred Shares*	160,138
456		Sartorius AG, Class Preferred Shares	152,778
3,765		Volkswagen AG, Class Preferred Shares	469,500

		TOTAL PREFERRED STOCKS (Cost - $2,364,703)	2,796,694

OPEN END MUTUAL FUND SECURITY - 0.1%
United States - 0.1%
32,674		Vanguard FTSE Developed Markets ETF, Common Class Shares (Cost - $1,337,079)	1,458,240

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $979,477,854)	1,158,761,123

Face Amount†
SHORT-TERM INVESTMENTS (f) - 3.4%
MONEY MARKET FUND - 1.0%
$ 12,170,257		Invesco STIT - Government & Agency Portfolio, 4.972%, Institutional Class(g) (Cost - $12,170,257)	12,170,257

TIME DEPOSITS - 2.4%
13,583	AUD	ANZ National Bank - Hongkong, 2.620% due 6/1/23	8,832
7,385,977		ANZ National Bank - London, 4.430% due 6/1/23	7,385,977
13,991,355		Barclays Bank PLC - London, 4.430% due 6/1/23	13,991,355
		BBH - Grand Cayman:
403,830	CHF	0.350% due 6/1/23	443,404
105,555	DKK	1.770% due 6/1/23	15,147
682,871	NOK	2.090% due 6/1/23	61,501
390,379	SEK	2.220% due 6/1/23	35,964
1	AUD	2.620% due 6/1/23	1
2,326	CAD	3.330% due 6/1/23	1,713
7,996	NZD	4.520% due 6/1/23	4,815
1,273	ZAR	BNP Paribas - Paris, 6.350% due 6/1/23	64
615,459	EUR	Citibank - London, 2.110% due 6/1/23	657,680
3,845,652		Citibank - New York, 4.430% due 6/1/23	3,845,652
222,751	HKD	HSBC Bank - Hong Kong, 2.210% due 6/1/23	28,446
53,490	SGD	HSBC Bank - Singapore, 2.310% due 6/1/23	39,557
1,382,436		Royal Bank of Canada - Toronto, 4.430% due 6/1/23	1,382,436
		Skandinaviska Enskilda Banken AB - Stockholm:
640,812	EUR	2.110% due 6/1/23	684,771
104,906	GBP	3.390% due 6/1/23	130,472
20,506,817	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.370)% due 6/1/23	147,187

		TOTAL TIME DEPOSITS (Cost - $28,864,974)	28,864,974

		TOTAL SHORT-TERM INVESTMENTS (Cost - $41,035,231)	41,035,231

		TOTAL INVESTMENTS - 100.3% (Cost - $1,020,513,085)	1,199,796,354

		Liabilities in Excess of Other Assets - (0.3)%	(4,081,844)

		TOTAL NET ASSETS - 100.0%	$1,195,714,510

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(b)	All or a portion of this security is on loan (See Note 1).
(c)	Security trades on the Hong Kong exchange.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $18,629,832 and represents 1.6% of net assets.

(e)	Illiquid security.
(f)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.4%.
(g)	Represents investments of collateral received from securities lending transactions.

At May 31, 2023, for International Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation
International Equity Fund	$ 1,020,513,085	$ 282,901,843	$ (103,641,528)	$ 179,260,315

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
CDI	—	Clearing House Electronics System (CHESS) Depositary Interest
ETF	—	Exchange-Traded Fund
GDR	—	Global Depositary Receipt
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Industrials	18.1%
Health Care	15.4
Financials	14.0
Information Technology	11.7
Consumer Discretionary	11.2
Consumer Staples	9.8
Materials	6.1
Utilities	3.5
Energy	3.2
Communication Services	2.7
Real Estate	1.9
Short-Term Investments	2.4

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

International Equity Fund

At May 31, 2023, International Equity Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro STOXX 50 June Futures	17	6/23	$784,609	$766,069	$(18,540)
FTSE 100 Index June Futures	3	6/23	289,017	278,041	(10,976)
SPI 200 Index June Futures	2	6/23	238,593	230,839	(7,754)
TOPIX Index June Futures	4	6/23	596,055	610,371	14,316

					$(22,954)

At May 31, 2023, International Equity Fund had deposited cash of $141,488 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
COMMON STOCKS - 95.5%
Brazil - 6.4%
118,589	Ambev SA	$336,902
16,348	Atacadao SA	30,522
1,029,842	B3 SA - Brasil Bolsa Balcao	2,704,394
35,894	Banco Bradesco SA	93,905
30,297	Banco BTG Pactual SA	157,091
239,037	Banco do Brasil SA	2,102,760
10,285	Banco Santander Brasil SA	57,992
344,532	BB Seguridade Participacoes SA	2,100,896
543,255	CCR SA	1,453,378
28,849	Centrais Eletricas Brasileiras SA	200,771
9,855	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	102,100
19,970	Cia Siderurgica Nacional SA	47,835
346,100	Clear Sale SA*	410,082
803,237	Cosan SA	2,375,363
4,470	CPFL Energia SA	26,685
5,411	Energisa SA	46,981
27,821	Eneva SA*	62,802
100,178	Engie Brasil Energia SA	830,093
26,054	Equatorial Energia SA	144,593
196,900	Fleury SA	605,183
125,465	Hapvida Participacoes e Investimentos SA*(a)	98,694
8,769	Hypera SA	70,570
21,515	JBS SA	71,260
780,700	JSL SA	1,257,481
21,857	Klabin SA	90,405
18,609	Localiza Rent a Car SA	227,609
83	Localiza Rent a Car SA*	1,006
26,430	Lojas Renner SA	101,347
86,120	Magazine Luiza SA*	64,518
513,800	Movida Participacoes SA	1,034,225
24,749	Natura & Co. Holding SA*	67,773
60,000	NU Holdings Ltd., Class A Shares*	404,400
527,190	Odontoprev SA	1,104,830
95,618	Petroleo Brasileiro SA	550,638
162,228	Petróleo Brasileiro SA, ADR	1,872,111
17,149	PRIO SA*	115,593
31,658	Raia Drogasil SA	176,817
140,586	Rede D’Or Sao Luiz SA(a)	803,776
32,662	Rumo SA	134,066
31,594	Sendas Distribuidora SA	66,959
18,853	Suzano SA	166,441
18,442	TIM SA	50,756
12,300	TOTVS SA	69,741
16,567	Ultrapar Participações SA	55,296
85,548	Vale SA	1,076,202
48,218	Vale SA, Class B Shares, ADR	611,404
864,700	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	2,194,012
48,747	Vasta Platform Ltd., Class A Shares*	151,116
277,450	Vibra Energia SA	880,108
472,108	WEG SA	3,500,578

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Brazil - 6.4% - (continued)
143,100	Westwing Comercio Varejista Ltd.*	$31,033

	Total Brazil	30,991,093

Cayman Islands - 0.0%@
2,000	Parade Technologies Ltd.	66,357

Chile - 0.8%
157,691	Antofagasta PLC	2,639,850
1,214,320	Banco de Chile	122,781
1,100	Banco de Credito e Inversiones SA	32,334
1,951,337	Banco Santander Chile	84,798
33,447	Cencosud SA	63,177
2,598	Cia Cervecerias Unidas SA	19,084
448,463	Cia Sud Americana de Vapores SA	32,976
31,677	Empresas CMPC SA	54,163
9,480	Empresas COPEC SA	68,466
473,707	Enel Americas SA*	61,079
564,409	Enel Chile SA	31,007
23,830	Falabella SA	52,514
13,136	Sociedad Quimica y Minera de Chile SA, ADR	842,937

	Total Chile	4,105,166

China - 23.5%
9,300	360 Security Technology Inc., Class A Shares	18,221
3,900	37 Interactive Entertainment Network Technology Group Co., Ltd., Class A Shares	17,881
32,500	3SBio Inc.(a)	32,825
20,000	AAC Technologies Holdings Inc.	40,943
794	Advanced Micro-Fabrication Equipment Inc., Class A Shares*	19,316
3,000	AECC Aviation Power Co., Ltd., Class A Shares	16,746
147,000	Agricultural Bank of China Ltd., Class A Shares	72,673
749,000	Agricultural Bank of China Ltd., Class H Shares(c)	282,043
13,444	Aier Eye Hospital Group Co., Ltd., Class A Shares	50,674
40,000	Air China Ltd., Class H Shares*(c)	30,255
11,000	Akeso Inc.*(a)	48,912
546,776	Alibaba Group Holding Ltd.*	5,438,921
42,437	Alibaba Group Holding Ltd., ADR*	3,375,863
1,094,500	A-Living Smart City Services Co., Ltd.(a)	681,684
31,400	Aluminum Corp. of China Ltd., Class A Shares	23,852
74,000	Aluminum Corp. of China Ltd., Class H Shares(c)	32,585
1,600	Amlogic Shanghai Co., Ltd., Class A Shares*	20,151
2,500	Angel Yeast Co., Ltd., Class A Shares	12,780
6,100	Anhui Conch Cement Co., Ltd., Class A Shares	21,468
340,837	Anhui Conch Cement Co., Ltd., Class H Shares(c)	906,138
500	Anhui Gujing Distillery Co., Ltd., Class A Shares	17,694
2,300	Anhui Gujing Distillery Co., Ltd., Class B Shares	37,679
1,800	Anhui Kouzi Distillery Co., Ltd., Class A Shares	13,673
1,600	Anhui Yingjia Distillery Co., Ltd., Class A Shares*	12,679
600	Anjoy Foods Group Co., Ltd., Class A Shares	12,993
31,200	ANTA Sports Products Ltd.	319,447
700	Asymchem Laboratories Tianjin Co., Ltd., Class A Shares	12,984
1,865	Autohome Inc., ADR	53,376
3,600	Avary Holding Shenzhen Co., Ltd., Class A Shares	12,868
8,199	AVIC Industry-Finance Holdings Co., Ltd., Class A Shares	4,444
76,000	AviChina Industry & Technology Co., Ltd., Class H Shares(c)	36,731
2,200	AVICOPTER PLC, Class A Shares	12,073
56,768	Baidu Inc., Class A Shares*	869,795
19,200	Bank of Beijing Co., Ltd., Class A Shares	12,750

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.5% - (continued)
12,800	Bank of Chengdu Co., Ltd., Class A Shares	$22,592
58,930	Bank of China Ltd., Class A Shares	32,279
1,989,000	Bank of China Ltd., Class H Shares(c)	778,349
73,000	Bank of Communications Co., Ltd., Class A Shares	59,978
205,000	Bank of Communications Co., Ltd., Class H Shares(c)	132,114
4,600	Bank of Hangzhou Co., Ltd., Class A Shares	7,499
19,890	Bank of Jiangsu Co., Ltd., Class A Shares*	20,723
16,600	Bank of Nanjing Co., Ltd., Class A Shares	19,674
8,290	Bank of Ningbo Co., Ltd., Class A Shares	28,633
29,640	Bank of Shanghai Co., Ltd., Class A Shares	25,685
30,184	Baoshan Iron & Steel Co., Ltd., Class A Shares	24,914
54,000	Beijing Capital International Airport Co., Ltd., Class H Shares*(c)	37,551
14,900	Beijing Dabeinong Technology Group Co., Ltd., Class A Shares	13,458
955	Beijing Kingsoft Office Software Inc., Class A Shares*	57,884
2,000	Beijing New Building Materials PLC, Class A Shares	6,384
1,885	Beijing United Information Technology Co., Ltd., Class A Shares*	12,129
870	Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A Shares*	11,364
58,000	Beijing-Shanghai High Speed Railway Co., Ltd., Class A Shares	47,010
200	Betta Pharmaceuticals Co., Ltd., Class A Shares*	1,583
1,000	BGI Genomics Co., Ltd., Class A Shares	8,271
4,607	Bilibili Inc., Class Z Shares*	72,628
912	Bloomage Biotechnology Corp,. Ltd., Class A Shares*	11,282
38,300	BOE Technology Group Co., Ltd., Class A Shares*	21,350
3,300	BYD Co., Ltd., Class A Shares	117,500
24,500	BYD Co., Ltd., Class H Shares(c)	738,715
14,500	BYD Electronic International Co., Ltd.	42,104
5,800	By-health Co., Ltd., Class A Shares	18,521
1,820	Canmax Technologies Co., Ltd., Class A Shares	8,552
2,800	CETC Cyberspace Security Technology Co., Ltd., Class A Shares	11,637
315,000	CGN Power Co., Ltd., Class H Shares(a)(c)	75,592
600	Changchun High & New Technology Industry Group Inc., Class A Shares	13,429
1,100	Changjiang Securities Co., Ltd., Class A Shares	928
3,900	Chaozhou Three-Circle Group Co., Ltd., Class A Shares	16,494
2,300	Chengxin Lithium Group Co., Ltd., Class A Shares	9,787
12,400	China Baoan Group Co., Ltd., Class A Shares	21,055
255,000	China Cinda Asset Management Co., Ltd., Class H Shares(c)	28,306
238,000	China CITIC Bank Corp., Ltd., Class H Shares(c)	124,968
43,000	China Coal Energy Co., Ltd., Class H Shares(c)	32,422
84,000	China Communications Services Corp., Ltd., Class H Shares(c)	39,862
41,500	China Conch Venture Holdings Ltd.	51,946
21,100	China Construction Bank Corp., Class A Shares	18,964
6,908,224	China Construction Bank Corp., Class H Shares(c)	4,413,877
6,200	China CSSC Holdings Ltd., Class A Shares	25,065
27,298	China Eastern Airlines Corp., Ltd., Class A Shares*	17,903
47,400	China Energy Engineering Corp., Ltd., Class A Shares	15,978
91,612	China Everbright Bank Co., Ltd., Class A Shares	40,528
52,000	China Everbright Bank Co., Ltd., Class H Shares*(c)	15,981
47,000	China Evergrande Group*(b)(d)	4,090
92,000	China Feihe Ltd.(a)	53,420
13,200	China Galaxy Securities Co., Ltd., Class A Shares	21,055
92,500	China Galaxy Securities Co., Ltd., Class H Shares(c)	49,784
1,500	China Greatwall Technology Group Co., Ltd., Class A Shares	2,536
73,000	China Hongqiao Group Ltd.	51,737
3,100	China International Capital Corp., Ltd., Class A Shares	18,115

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.5% - (continued)
34,000	China International Capital Corp., Ltd., Class H Shares(a)(c)	$62,065
7,200	China Jushi Co., Ltd., Class A Shares	13,781
22,000	China Lesso Group Holdings Ltd.	14,518
4,800	China Life Insurance Co., Ltd., Class A Shares	25,171
188,000	China Life Insurance Co., Ltd., Class H Shares(c)	316,484
8,800	China Literature Ltd.*(a)	33,201
80,000	China Longyuan Power Group Corp., Ltd., Class H Shares(c)	89,879
24,000	China Meidong Auto Holdings Ltd.	30,830
30,200	China Merchants Bank Co., Ltd., Class A Shares	136,942
915,891	China Merchants Bank Co., Ltd., Class H Shares(c)	4,274,520
17,000	China Merchants Energy Shipping Co., Ltd., Class A Shares	13,624
9,230	China Merchants Securities Co., Ltd., Class A Shares	18,028
14,820	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A Shares	26,393
55,920	China Minsheng Banking Corp., Ltd., Class A Shares	31,106
156,200	China Minsheng Banking Corp., Ltd., Class H Shares(c)	61,718
104,000	China National Building Material Co., Ltd., Class H Shares(c)	58,781
13,800	China National Chemical Engineering Co., Ltd., Class A Shares	16,571
18,900	China National Nuclear Power Co., Ltd., Class A Shares	18,685
1,900	China National Software & Service Co., Ltd., Class A Shares	16,200
5,200	China Northern Rare Earth Group High-Tech Co., Ltd., Class A Shares	17,422
44,000	China Oilfield Services Ltd., Class H Shares(c)	44,780
10,500	China Pacific Insurance Group Co., Ltd., Class A Shares	41,070
71,400	China Pacific Insurance Group Co., Ltd., Class H Shares(c)	180,230
62,000	China Petroleum & Chemical Corp., Class A Shares	55,327
610,000	China Petroleum & Chemical Corp., Class H Shares(c)	382,786
27,800	China Railway Group Ltd., Class A Shares	30,801
116,000	China Railway Group Ltd., Class H Shares(c)	76,375
3,100	China Rare Earth Resources & Technology Co., Ltd., Class A Shares*	13,603
2,536	China Resources Microelectronics Ltd., Class A Shares	21,177
17,200	China Resources Mixc Lifestyle Services Ltd.(a)	78,220
44,500	China Resources Pharmaceutical Group Ltd.(a)	42,630
2,600	China Resources Sanjiu Medical & Pharmaceutical Co., Ltd., Class A Shares	23,856
10,099	China Shenhua Energy Co., Ltd., Class A Shares	40,039
295,500	China Shenhua Energy Co., Ltd., Class H Shares(c)	934,146
20,400	China Southern Airlines Co., Ltd., Class A Shares*	17,966
44,000	China Southern Airlines Co., Ltd., Class H Shares*(c)	25,317
57,440	China State Construction Engineering Corp., Ltd., Class A Shares	47,584
41,600	China Three Gorges Renewables Group Co., Ltd., Class A Shares	31,727
3,535	China Tourism Group Duty Free Corp., Ltd., Class A Shares	61,088
600	China Tourism Group Duty Free Corp., Ltd., Class H Shares*(a)(c)	9,537
1,186,000	China Tower Corp., Ltd., Class H Shares(a)(c)	130,146
40,000	China United Network Communications Ltd., Class A Shares	27,638
15,600	China Vanke Co., Ltd., Class A Shares	31,223
623,095	China Vanke Co., Ltd., Class H Shares(c)	821,867
31,600	China Yangtze Power Co., Ltd., Class A Shares	99,992
1,200	China Zhenhua Group Science & Technology Co., Ltd., Class A Shares	15,533
40,300	China Zheshang Bank Co., Ltd., Class A Shares	16,245
56,000	Chinasoft International Ltd.*	33,327
1,500	Chongqing Brewery Co., Ltd., Class A Shares	18,795
18,382	Chongqing Changan Automobile Co., Ltd., Class A Shares	30,835
2,000	Chongqing Zhifei Biological Products Co., Ltd., Class A Shares	19,742
148,000	CITIC Ltd.	170,386
17,365	CITIC Securities Co., Ltd., Class A Shares	48,891
44,425	CITIC Securities Co., Ltd., Class H Shares(c)	81,654

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.5% - (continued)
26,600	CMOC Group Ltd., Class A Shares	$19,571
96,000	CMOC Group Ltd., Class H Shares(c)	50,054
1,300	CNGR Advanced Material Co., Ltd., Class A Shares*	10,510
80,580	Contemporary Amperex Technology Co., Ltd., Class A Shares	2,501,835
5,300	COSCO Shipping Energy Transportation Co., Ltd., Class A Shares*	8,323
32,000	COSCO Shipping Energy Transportation Co., Ltd., Class H Shares*(c)	27,012
20,720	COSCO SHIPPING Holdings Co., Ltd., Class A Shares	30,377
81,250	COSCO SHIPPING Holdings Co., Ltd., Class H Shares(c)	71,512
268,000	Country Garden Holdings Co., Ltd.	49,104
52,000	Country Garden Services Holdings Co., Ltd.	60,485
31,400	CRRC Corp., Ltd., Class A Shares	30,993
112,000	CRRC Corp., Ltd., Class H Shares(c)	69,352
8,700	CSC Financial Co., Ltd., Class A Shares	31,011
233,120	CSPC Pharmaceutical Group Ltd.	202,642
2,800	Dajin Heavy Industry Co., Ltd., Class A Shares	13,047
59,000	Dali Foods Group Co., Ltd.(a)	19,644
21,700	Daqin Railway Co., Ltd., Class A Shares	23,273
1,699	Daqo New Energy Corp., ADR*	61,079
2,736	DaShenLin Pharmaceutical Group Co., Ltd., Class A Shares	12,511
800	DHC Software Co., Ltd., Class A Shares	828
7,000	Dongfang Electric Corp., Ltd., Class A Shares	17,694
62,000	Dongfeng Motor Group Co., Ltd., Class H Shares(c)	26,825
37,000	Dongyue Group Ltd.	32,299
10,000	East Buy Holding Ltd.*(a)	36,998
26,925	East Money Information Co., Ltd., Class A Shares	52,995
900	Ecovacs Robotics Co., Ltd., Class A Shares	8,749
141,500	ENN Energy Holdings Ltd.	1,639,865
309,399	ENN Natural Gas Co., Ltd., Class A Shares	841,059
2,581	Eve Energy Co., Ltd., Class A Shares	23,193
7,300	Everbright Securities Co., Ltd., Class A Shares	16,224
2,900	Flat Glass Group Co., Ltd., Class A Shares	13,133
11,000	Flat Glass Group Co., Ltd., Class H Shares(c)	30,836
20,800	Focus Media Information Technology Co., Ltd., Class A Shares	18,757
6,655	Foshan Haitian Flavouring & Food Co., Ltd., Class A Shares*	56,546
76,500	Fosun International Ltd.	50,311
15,000	Foxconn Industrial Internet Co., Ltd., Class A Shares	38,014
740,000	Fu Shou Yuan International Group Ltd.	539,296
88,000	Full Truck Alliance Co., Ltd., ADR*	511,280
4,100	Fuyao Glass Industry Group Co., Ltd., Class A Shares	18,678
17,600	Fuyao Glass Industry Group Co., Ltd., Class H Shares(a)(c)	63,945
60,620	Ganfeng Lithium Group Co., Ltd., Class A Shares	527,743
8,120	Ganfeng Lithium Group Co., Ltd., Class H Shares(a)(c)	51,203
51,400	GD Power Development Co., Ltd., Class A Shares*	29,462
19,684	GDS Holdings Ltd., Class A Shares*	24,148
15,100	GEM Co., Ltd., Class A Shares	14,144
9,300	Gemdale Corp., Class A Shares	9,477
32,000	Genscript Biotech Corp.*	70,614
8,200	GF Securities Co., Ltd., Class A Shares	17,155
31,600	GF Securities Co., Ltd., Class H Shares(c)	43,858
924	Gigadevice Semiconductor Inc., Class A Shares	14,374
900	Ginlong Technologies Co., Ltd., Class A Shares*	12,614
4,300	GoerTek Inc., Class A Shares	11,088
2,000	Gotion High-tech Co., Ltd., Class A Shares	7,474
4,100	Great Wall Motor Co., Ltd., Class A Shares*	13,000

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.5% - (continued)
57,500	Great Wall Motor Co., Ltd., Class H Shares*(c)(e)	$58,859
232,500	Gree Electric Appliances Inc. of Zhuhai, Class A Shares	1,078,734
22,000	Greentown China Holdings Ltd.	20,610
32,000	Greentown Service Group Co., Ltd.	17,241
2,200	Guangdong Haid Group Co., Ltd., Class A Shares	14,292
1,000	Guangdong Kinlong Hardware Products Co., Ltd., Class A Shares	8,880
7,700	Guanghui Energy Co., Ltd., Class A Shares	7,844
88,000	Guangzhou Automobile Group Co., Ltd., Class H Shares(c)	50,402
2,600	Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd., Class A Shares	13,110
600	Guangzhou Great Power Energy & Technology Co., Ltd., Class A Shares	3,952
7,900	Guangzhou Haige Communications Group Inc. Co., Class A Shares	11,125
1,100	Guangzhou Kingmed Diagnostics Group Co., Ltd., Class A Shares	10,681
600	Guangzhou Shiyuan Electronic Technology Co., Ltd., Class A Shares*	5,228
3,220	Guangzhou Tinci Materials Technology Co., Ltd., Class A Shares	18,488
9,400	Guosen Securities Co., Ltd., Class A Shares	12,158
16,600	Guotai Junan Securities Co., Ltd., Class A Shares	34,498
5,900	Guoyuan Securities Co., Ltd., Class A Shares	5,550
5,068	H World Group Ltd., ADR*	185,590
41,000	Haidilao International Holding Ltd.*(a)	86,191
7,300	Haier Smart Home Co., Ltd., Class A Shares	22,019
62,200	Haier Smart Home Co., Ltd., Class H Shares(c)	178,312
16,000	Haitian International Holdings Ltd.	36,282
9,300	Haitong Securities Co., Ltd., Class A Shares	12,290
91,600	Haitong Securities Co., Ltd., Class H Shares(c)	60,758
3,528	Hangzhou First Applied Material Co., Ltd., Class A Shares	15,202
2,700	Hangzhou Silan Microelectronics Co., Ltd., Class A Shares	12,112
400	Hangzhou Tigermed Consulting Co., Ltd., Class A Shares*	4,538
3,700	Hangzhou Tigermed Consulting Co., Ltd., Class H Shares(a)(c)	27,681
28,000	Hansoh Pharmaceutical Group Co., Ltd.(a)	46,213
5,300	Henan Shuanghui Investment & Development Co., Ltd., Class A Shares	18,304
303,500	Hengan International Group Co., Ltd.	1,290,362
10,778	Hengli Petrochemical Co., Ltd., Class A Shares	23,858
2,990	Hengyi Petrochemical Co., Ltd., Class A Shares	2,811
43,300	Hesteel Co., Ltd., Class A Shares	13,926
1,399	Hithink RoyalFlush Information Network Co., Ltd., Class A Shares	31,563
2,800	Hongfa Technology Co., Ltd., Class A Shares	11,907
900	Hoshine Silicon Industry Co., Ltd., Class A Shares	8,514
60,980	Hoyuan Green Energy Co., Ltd., Class A Shares	661,340
12,000	Hua Hong Semiconductor Ltd.*(a)	38,689
18,400	Huadian Power International Corp., Ltd., Class A Shares	18,433
1,694	Huadong Medicine Co., Ltd., Class A Shares	9,265
2,260	Hualan Biological Engineering Inc., Class A Shares	7,152
22,500	Huaneng Power International Inc., Class A Shares*	32,182
108,000	Huaneng Power International Inc., Class H Shares*(c)	69,409
7,200	Huatai Securities Co., Ltd., Class A Shares	13,679
48,200	Huatai Securities Co., Ltd., Class H Shares(a)(c)	60,219
10,500	Huaxia Bank Co., Ltd., Class A Shares	8,523
1,600	Huaxin Cement Co., Ltd., Class A Shares	2,853
406,699	Huayu Automotive Systems Co., Ltd., Class A Shares	997,222
3,600	Hubei Xingfa Chemicals Group Co., Ltd., Class A Shares	10,814
1,000	Huizhou Desay Sv Automotive Co., Ltd., Class A Shares	15,971
7,400	Humanwell Healthcare Group Co., Ltd., Class A Shares	27,289
3,785	Hundsun Technologies Inc., Class A Shares	22,569
7,200	Hygeia Healthcare Holdings Co., Ltd.*(a)	42,245

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.5% - (continued)
3,900	Iflytek Co., Ltd., Class A Shares	$32,701
400	Imeik Technology Development Co., Ltd., Class A Shares	25,317
82,200	Industrial & Commercial Bank of China Ltd., Class A Shares	55,761
1,428,000	Industrial & Commercial Bank of China Ltd., Class H Shares(c)	763,216
31,400	Industrial Bank Co., Ltd., Class A Shares	72,962
19,760	Industrial Securities Co., Ltd., Class A Shares	16,974
800	Ingenic Semiconductor Co., Ltd., Class A Shares	10,601
62,900	Inner Mongolia BaoTou Steel Union Co., Ltd., Class A Shares	16,164
16,300	Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd., Class A Shares	10,059
8,700	Inner Mongolia Yili Industrial Group Co., Ltd., Class A Shares	35,198
29,900	Inner Mongolia Yitai Coal Co., Ltd., Class B Shares	38,551
26,500	Innovent Biologics Inc.*(a)	124,147
3,700	Inspur Electronic Information Industry Co., Ltd., Class A Shares*	23,168
9,276	iQIYI Inc., ADR*	37,661
4,116	JA Solar Technology Co., Ltd., Class A Shares	20,814
1,500	Jafron Biomedical Co., Ltd., Class A Shares	5,825
2,600	Jason Furniture Hangzhou Co., Ltd., Class A Shares	12,892
4,000	JCET Group Co., Ltd., Class A Shares	17,520
28,250	JD Health International Inc.*(a)	174,217
45,200	JD Logistics Inc.*(a)	72,268
48,357	JD.com Inc., ADR	1,576,438
89,394	JD.com Inc., Class A Shares	1,451,460
7,400	Jiangsu Eastern Shenghong Co., Ltd., Class A Shares	12,097
24,000	Jiangsu Expressway Co., Ltd., Class H Shares(c)	23,178
1,948	Jiangsu Hengli Hydraulic Co., Ltd., Class A Shares	14,929
10,301	Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A Shares	65,893
1,000	Jiangsu King’S Luck Brewery JSC Ltd., Class A Shares*	7,827
1,000	Jiangsu Pacific Quartz Co., Ltd., Class A Shares	15,979
2,600	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A Shares	49,051
1,100	Jiangsu Yangnong Chemical Co., Ltd., Class A Shares	12,823
6,200	Jiangsu Zhongtian Technology Co., Ltd., Class A Shares	12,673
5,300	Jiangxi Copper Co., Ltd., Class A Shares	13,741
19,000	Jiangxi Copper Co., Ltd., Class H Shares(c)	28,496
800	JiuGui Liquor Co., Ltd., Class A Shares	10,656
16,000	Jiumaojiu International Holdings Ltd.(a)	27,313
6,800	Joincare Pharmaceutical Group Industry Co., Ltd., Class A Shares	13,121
2,100	Joinn Laboratories China Co., Ltd., Class A Shares	13,332
7,800	Jointown Pharmaceutical Group Co., Ltd., Class A Shares	17,771
2,200	Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd., Class A Shares	11,233
1,500	Juewei Food Co., Ltd., Class A Shares	8,060
1,366	Kangmei Pharmaceutical Co., Ltd., Class A Shares*(b)(d)	2
4,655	Kanzhun Ltd., ADR*	64,565
83,174	KE Holdings Inc., ADR*	1,184,398
66,000	Kingdee International Software Group Co., Ltd.*	87,328
26,600	Kingsoft Corp., Ltd.	96,535
58,200	Kuaishou Technology, Class B Shares*(a)	392,208
6,300	Kuang-Chi Technologies Co., Ltd., Class A Shares	14,050
1,988	Kweichow Moutai Co., Ltd., Class A Shares	455,445
4,200	LB Group Co., Ltd., Class A Shares	9,256
1,870,000	Lenovo Group Ltd.	1,750,149
9,000	Lens Technology Co., Ltd., Class A Shares	14,699
4,500	Lepu Medical Technology Beijing Co., Ltd., Class A Shares	15,618
28,406	Li Auto Inc., Class A Shares*	412,451
60,500	Li Ning Co., Ltd.	325,756
14,500	Lingyi iTech Guangdong Co., Class A Shares*	12,830

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.5% - (continued)
46,500	Longfor Group Holdings Ltd.(a)	$89,178
13,172	LONGi Green Energy Technology Co., Ltd., Class A Shares	53,433
18,864	Lufax Holding Ltd., ADR	24,146
11,038	Luxshare Precision Industry Co., Ltd., Class A Shares	42,242
2,000	Luzhou Laojiao Co., Ltd., Class A Shares	57,362
3,400	Mango Excellent Media Co., Ltd., Class A Shares	13,969
864	Maxscend Microelectronics Co., Ltd., Class A Shares	10,755
9,480	Meinian Onehealth Healthcare Holdings Co., Ltd., Class A Shares*	8,495
338,783	Meituan, Class B Shares*(a)	4,750,876
36,900	Metallurgical Corp. of China Ltd., Class A Shares	20,881
15,000	Microport Scientific Corp.*	25,764
97,300	Midea Group Co., Ltd., Class A Shares	701,325
104,300	Ming Yang Smart Energy Group Ltd., Class A Shares	257,773
31,679	MINISO Group Holding Ltd., ADR	481,521
512,000	Minth Group Ltd.	1,277,300
2,041	Montage Technology Co., Ltd., Class A Shares	18,268
6,986	Muyuan Foods Co., Ltd., Class A Shares	39,292
4,680	Nanjing King-Friend Biochemical Pharmaceutical Co., Ltd., Class A Shares	8,899
8,496	NARI Technology Co., Ltd., Class A Shares	32,739
700	NAURA Technology Group Co., Ltd., Class A Shares	29,824
9,700	NavInfo Co., Ltd., Class A Shares	15,959
101,625	NetEase Inc.	1,727,276
2,400	New China Life Insurance Co., Ltd., Class A Shares	12,393
28,800	New China Life Insurance Co., Ltd., Class H Shares(c)	74,322
6,400	New Hope Liuhe Co., Ltd., Class A Shares*	10,134
39,310	New Oriental Education & Technology Group Inc.*	149,205
3,400	Ninestar Corp., Class A Shares	18,675
1,080	Ningbo Deye Technology Co., Ltd., Class A Shares	20,542
2,100	Ningbo Orient Wires & Cables Co., Ltd., Class A Shares	14,449
1,202	Ningbo Ronbay New Energy Technology Co., Ltd., Class A Shares	9,715
5,200	Ningbo Shanshan Co., Ltd., Class A Shares*	10,797
2,600	Ningbo Tuopu Group Co., Ltd., Class A Shares	21,216
10,200	Ningxia Baofeng Energy Group Co., Ltd., Class A Shares	17,403
35,105	NIO Inc., ADR*(e)	264,341
46,000	Nongfu Spring Co., Ltd., Class H Shares(a)(c)	246,504
1,000	Oppein Home Group Inc., Class A Shares	13,321
14,464	Orient Securities Co., Ltd., Class A Shares	20,063
2,029	Ovctek China Inc., Class A Shares	7,962
20,500	Pangang Group Vanadium Titanium & Resources Co., Ltd., Class A Shares*	11,460
279,000	People’s Insurance Co. Group of China Ltd. (The), Class H Shares(c)	105,345
4,650	Perfect World Co., Ltd., Class A Shares	12,003
21,700	PetroChina Co., Ltd., Class A Shares	22,818
540,000	PetroChina Co., Ltd., Class H Shares(c)	347,418
1,350	Pharmaron Beijing Co., Ltd., Class A Shares	8,738
111,750	Pharmaron Beijing Co., Ltd., Class H Shares(a)(c)	411,856
170,000	PICC Property & Casualty Co., Ltd., Class H Shares(c)	202,629
1,665,480	Ping An Bank Co., Ltd., Class A Shares	2,712,390
15,600	Ping An Healthcare & Technology Co., Ltd.*(a)	36,001
15,800	Ping An Insurance Group Co. of China Ltd., Class A Shares	104,264
941,500	Ping An Insurance Group Co. of China Ltd., Class H Shares(c)	5,982,946
18,000	Poly Developments & Holdings Group Co., Ltd., Class A Shares	32,229
15,800	Pop Mart International Group Ltd.(a)	34,649
45,300	Postal Savings Bank of China Co., Ltd., Class A Shares	32,680
202,000	Postal Savings Bank of China Co., Ltd., Class H Shares(a)(c)	126,509

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.5% - (continued)
22,300	Power Construction Corp. of China Ltd., Class A Shares	$20,750
466	Pylon Technologies Co., Ltd., Class A Shares	12,953
2,652	Qifu Technology Inc., ADR	36,465
8,300	Qinghai Salt Lake Industry Co., Ltd., Class A Shares*	21,902
3,800	Risen Energy Co., Ltd., Class A Shares*	12,505
21,350	Rongsheng Petrochemical Co., Ltd., Class A Shares	34,862
11,800	SAIC Motor Corp., Ltd., Class A Shares	22,238
10,100	Sailun Group Co., Ltd., Class A Shares*	14,755
800	Sangfor Technologies Inc., Class A Shares	13,999
24,000	Sany Heavy Equipment International Holdings Co., Ltd.	31,686
17,700	Sany Heavy Industry Co., Ltd., Class A Shares	36,500
7,247	Satellite Chemical Co., Ltd., Class A Shares	12,894
14,700	SDIC Power Holdings Co., Ltd., Class A Shares	27,237
3,000	Seazen Holdings Co., Ltd., Class A Shares*	5,893
7,700	SF Holding Co., Ltd., Class A Shares	51,208
750	SG Micro Corp., Class A Shares	11,421
12,300	Shaanxi Coal Industry Co., Ltd., Class A Shares	28,946
7,300	Shan Xi Hua Yang Group New Energy Co., Ltd., Class A Shares	12,794
5,600	Shandong Gold Mining Co., Ltd., Class A Shares	20,026
23,500	Shandong Gold Mining Co., Ltd., Class H Shares(a)(c)	45,162
89,000	Shandong Head Group Co., Ltd., Class A Shares	219,860
5,850	Shandong Hualu Hengsheng Chemical Co., Ltd., Class A Shares	23,961
3,100	Shandong Linglong Tyre Co., Ltd., Class A Shares	9,273
14,900	Shandong Nanshan Aluminum Co., Ltd., Class A Shares	6,299
6,800	Shandong Sun Paper Industry JSC Ltd., Class A Shares	9,996
62,400	Shandong Weigao Group Medical Polymer Co., Ltd., Class H Shares(c)	92,130
3,300	Shanghai Aiko Solar Energy Co., Ltd., Class A Shares*	15,998
2,548	Shanghai Bairun Investment Holding Group Co., Ltd., Class A Shares	12,187
149,949	Shanghai Baosight Software Co., Ltd., Class A Shares	1,117,029
12,220	Shanghai Baosight Software Co., Ltd., Class B Shares	40,635
39,300	Shanghai Electric Group Co., Ltd., Class A Shares*	26,660
4,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class A Shares	17,516
524,000	Shanghai Fosun Pharmaceutical Group Co., Ltd., Class H Shares(c)	1,423,471
1,361	Shanghai Fudan Microelectronics Group Co., Ltd., Class A Shares	10,902
4,000	Shanghai Fudan Microelectronics Group Co., Ltd., Class H Shares(c)	10,737
2,000	Shanghai International Airport Co., Ltd., Class A Shares*	13,088
17,999	Shanghai International Port Group Co., Ltd., Class A Shares	13,322
2,700	Shanghai Jinjiang International Hotels Co., Ltd., Class A Shares	17,806
2,342	Shanghai Junshi Biosciences Co., Ltd., Class A Shares*	14,965
32,520	Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd., Class B Shares	19,414
2,200	Shanghai M&G Stationery Inc., Class A Shares	13,136
8,700	Shanghai Pharmaceuticals Holding Co., Ltd., Class A Shares	28,652
16,800	Shanghai Pharmaceuticals Holding Co., Ltd., Class H Shares(c)	33,445
40,200	Shanghai Pudong Development Bank Co., Ltd., Class A Shares	41,555
4,002	Shanghai Putailai New Energy Technology Co., Ltd., Class A Shares	19,962
15,800	Shanghai RAAS Blood Products Co., Ltd., Class A Shares	14,910
15,700	Shanghai Yuyuan Tourist Mart Group Co., Ltd., Class A Shares	15,677
17,600	Shanxi Coking Coal Energy Group Co., Ltd., Class A Shares	24,338
9,000	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A Shares	23,682
3,500	Shanxi Meijin Energy Co., Ltd., Class A Shares	3,524
9,600	Shanxi Securities Co., Ltd., Class A Shares	7,845
2,040	Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A Shares	60,174
4,400	Shengyi Technology Co., Ltd., Class A Shares	9,430
1,260	Shennan Circuits Co., Ltd., Class A Shares	13,862

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.5% - (continued)
48,700	Shenwan Hongyuan Group Co., Ltd., Class A Shares	$32,277
800	Shenzhen Dynanonic Co., Ltd., Class A Shares	12,386
1,680	Shenzhen Energy Group Co., Ltd., Class A Shares	1,630
233,800	Shenzhen Inovance Technology Co., Ltd., Class A Shares	1,939,933
2,240	Shenzhen Kangtai Biological Products Co., Ltd., Class A Shares	8,742
2,000	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A Shares	84,408
1,900	Shenzhen New Industries Biomedical Engineering Co., Ltd., Class A Shares	15,992
15,200	Shenzhen Overseas Chinese Town Co., Ltd., Class A Shares	10,139
1,000	Shenzhen SC New Energy Technology Corp., Class A Shares	13,430
971	Shenzhen Transsion Holdings Co., Ltd., Class A Shares	17,130
81,500	Shenzhou International Group Holdings Ltd.	657,960
4,649	Shijiazhuang Yiling Pharmaceutical Co., Ltd., Class A Shares	18,707
4,000	Sichuan Chuantou Energy Co., Ltd., Class A Shares	8,373
12,400	Sichuan Road & Bridge Group Co., Ltd., Class A Shares	26,473
1,200	Sichuan Swellfun Co., Ltd., Class A Shares	9,840
5,100	Sichuan Yahua Industrial Group Co., Ltd., Class A Shares	12,878
8,000	Silergy Corp.	104,161
4,000	Sinoma Science & Technology Co., Ltd., Class A Shares	10,907
2,940	Sinomine Resource Group Co., Ltd., Class A Shares	22,126
602,172	Sinopharm Group Co., Ltd., Class H Shares(c)	1,970,848
840	Skshu Paint Co., Ltd., Class A Shares*	10,546
53,000	Smoore International Holdings Ltd.(a)	53,265
12,220	Songcheng Performance Development Co., Ltd., Class A Shares	21,795
400	StarPower Semiconductor Ltd., Class A Shares	12,251
95,550	Sungrow Power Supply Co., Ltd., Class A Shares	1,477,336
17,500	Sunny Optical Technology Group Co., Ltd.	165,444
2,800	Sunwoda Electronic Co., Ltd., Class A Shares	6,260
5,400	Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A Shares	19,268
512	Suzhou Maxwell Technologies Co., Ltd., Class A Shares	11,374
10,726	TAL Education Group, ADR*	58,242
6,200	TBEA Co., Ltd., Class A Shares	19,477
20,020	TCL Technology Group Corp., Class A Shares	10,867
3,900	TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A Shares	20,342
403,131	Tencent Holdings Ltd.	15,977,664
17,432	Tencent Music Entertainment Group, ADR*	120,978
1,200	Thunder Software Technology Co., Ltd., Class A Shares	16,474
9,900	Tianma Microelectronics Co., Ltd., Class A Shares*	13,440
2,300	Tianqi Lithium Corp., Class A Shares*	23,232
18,200	Tianshan Aluminum Group Co., Ltd., Class A Shares	16,083
746,000	Tingyi Cayman Islands Holding Corp.	1,119,542
31,600	Tongcheng Travel Holdings Ltd.*	62,889
5,900	Tongkun Group Co., Ltd., Class A Shares	9,993
8,200	Tongwei Co., Ltd., Class A Shares	39,256
400	Topchoice Medical Corp., Class A Shares*	5,940
58,000	Topsports International Holdings Ltd.(a)	44,856
25,000	TravelSky Technology Ltd., Class H Shares(c)	45,527
4,401	Trina Solar Co., Ltd., Class A Shares	24,317
900	Trip.com Group Ltd.*	28,871
13,864	Trip.com Group Ltd., ADR*	437,825
1,500	Tsingtao Brewery Co., Ltd., Class A Shares	20,064
16,000	Tsingtao Brewery Co., Ltd., Class H Shares(c)	137,410
979	Unigroup Guoxin Microelectronics Co., Ltd., Class A Shares	12,664
37,000	Uni-President China Holdings Ltd.*	32,138
5,960	Unisplendour Corp., Ltd., Class A Shares	27,283

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.5% - (continued)
9,067	Vipshop Holdings Ltd., ADR*	$129,839
1,800	Walvax Biotechnology Co., Ltd., Class A Shares	7,309
4,700	Wanhua Chemical Group Co., Ltd., Class A Shares	54,308
1,280	Weibo Corp., ADR*	17,882
5,300	Weichai Power Co., Ltd., Class A Shares	8,604
865,200	Weichai Power Co., Ltd., Class H Shares(c)	1,172,471
3,040	Weihai Guangwei Composites Co., Ltd., Class A Shares	12,505
14,040	Wens Foodstuffs Group Co., Ltd., Class A Shares	33,175
11,400	Western Securities Co., Ltd., Class A Shares	10,374
1,620	Will Semiconductor Co., Ltd. Shanghai, Class A Shares	22,747
1,600	Wingtech Technology Co., Ltd., Class A Shares	11,229
8,200	Wuchan Zhongda Group Co., Ltd., Class A Shares	5,931
1,568	Wuhan Guide Infrared Co., Ltd., Class A Shares*	2,261
6,400	Wuliangye Yibin Co., Ltd., Class A Shares	144,833
7,260	WUS Printed Circuit Kunshan Co., Ltd., Class A Shares	21,285
3,864	WuXi AppTec Co., Ltd., Class A Shares	35,263
9,248	WuXi AppTec Co., Ltd., Class H Shares*(a)(c)	75,888
496,000	Wuxi Biologics Cayman Inc.*(a)	2,555,701
106,600	Wuxi Lead Intelligent Equipment Co., Ltd., Class A Shares	503,886
700	Xiamen Faratronic Co., Ltd., Class A Shares	13,170
5,000	Xiamen Tungsten Co., Ltd., Class A Shares*	12,684
389,600	Xiaomi Corp., Class B Shares*(a)	516,494
2,700	Xinjiang Goldwind Science & Technology Co., Ltd., Class A Shares	4,126
1,232,000	Xinyi Solar Holdings Ltd.	1,214,396
20,722	XPeng Inc., Class A Shares*	81,887
27,500	Xtep International Holdings Ltd.	27,545
28,000	Yadea Group Holdings Ltd.(a)	55,751
6,100	Yankuang Energy Group Co., Ltd., Class A Shares	23,227
38,000	Yankuang Energy Group Co., Ltd., Class H Shares(c)	96,511
1,050	Yealink Network Technology Corp., Ltd., Class A Shares*	7,813
97,684	Yifeng Pharmacy Chain Co., Ltd., Class A Shares	680,501
13,000	Yihai International Holding Ltd.*	28,735
1,800	Yihai Kerry Arawana Holdings Co., Ltd., Class A Shares	10,163
1,430	YongXing Special Materials Technology Co., Ltd., Class A Shares	12,698
5,330	Yonyou Network Technology Co., Ltd., Class A Shares	14,914
1,200	Youngy Co., Ltd., Class A Shares*	10,366
8,700	YTO Express Group Co., Ltd., Class A Shares	18,817
24,755	Yum China Holdings Inc.	1,385,786
4,160	Yunda Holding Co., Ltd., Class A Shares	6,661
4,200	Yunnan Baiyao Group Co., Ltd., Class A Shares	31,768
800	Yunnan Botanee Bio-Technology Group Co., Ltd., Class A Shares	10,362
1,300	Yunnan Energy New Material Co., Ltd., Class A Shares*	16,596
129,550	Zai Lab Ltd.*	420,237
2,505	Zai Lab Ltd., ADR*	81,387
800	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd., Class A Shares	34,162
24,500	Zhaojin Mining Industry Co., Ltd., Class H Shares*(c)	35,179
14,520	Zhejiang Century Huatong Group Co., Ltd., Class A Shares*	12,659
2,100	Zhejiang Chint Electrics Co., Ltd., Class A Shares	7,703
6,400	Zhejiang Dahua Technology Co., Ltd., Class A Shares	17,862
1,300	Zhejiang Dingli Machinery Co., Ltd., Class A Shares	8,611
36,000	Zhejiang Expressway Co., Ltd., Class H Shares(c)	26,640
4,400	Zhejiang Huahai Pharmaceutical Co., Ltd., Class A Shares	11,401
52,058	Zhejiang Huayou Cobalt Co., Ltd., Class A Shares	338,036
1,900	Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A Shares	18,383

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
China - 23.5% - (continued)
2,900	Zhejiang Jiuzhou Pharmaceutical Co., Ltd., Class A Shares	$11,864
7,200	Zhejiang NHU Co., Ltd., Class A Shares*	15,270
25,000	Zhejiang Supcon Technology Co., Ltd., Class A Shares	362,881
7,900	Zheshang Securities Co., Ltd., Class A Shares	11,093
18,500	ZhongAn Online P&C Insurance Co., Ltd., Class H Shares*(a)(c)	52,009
3,700	Zhongji Innolight Co., Ltd., Class A Shares*	55,786
17,500	Zhongsheng Group Holdings Ltd.	64,403
17,200	Zhongtai Securities Co., Ltd., Class A Shares	16,446
15,300	Zhuzhou CRRC Times Electric Co., Ltd.	64,205
8,000	Zhuzhou Kibing Group Co., Ltd., Class A Shares*	9,068
44,900	Zijin Mining Group Co., Ltd., Class A Shares	67,880
138,000	Zijin Mining Group Co., Ltd., Class H Shares(c)	188,246
13,200	Zoomlion Heavy Industry Science & Technology Co., Ltd., Class A Shares	11,735
6,400	ZTE Corp., Class A Shares	31,663
18,000	ZTE Corp., Class H Shares(c)	55,227
11,116	ZTO Express Cayman Inc., ADR	280,568

	Total China	113,749,494

Colombia - 0.0%@
7,109	Bancolombia SA	44,411
12,667	Interconexion Electrica SA ESP	50,099

	Total Colombia	94,510

Cyprus - 0.0%@
7,431	Polymetal International PLC*(b)(d)	1
2,925	TCS Group Holding PLC, Class Registered Shares, GDR*(b)(d)	–

	Total Cyprus	1

Czech Republic - 0.1%
4,350	CEZ AS	195,691
1,684	Komercni Banka AS	50,269
9,582	Moneta Money Bank AS(a)	34,206

	Total Czech Republic	280,166

Egypt - 0.3%
2,009,004	Cleopatra Hospital*	297,775
1,040,658	Commercial International Bank Egypt SAE, Class Registered Shares, GDR	1,183,026
64,756	Commercial International Bank Egypt SAE, GDR(d)	109,605
22,745	Eastern Co. SAE(d)	14,037

	Total Egypt	1,604,443

Georgia - 0.1%
32,700	Georgia Capital PLC*	333,482

Germany - 0.2%
25,340	Delivery Hero SE*(a)	948,656

Greece - 0.4%
48,512	Alpha Services & Holdings SA*	71,792
258,636	Eurobank Ergasias Services & Holdings SA*	403,396
1,594	FF Group*(b)(d)	–
5,136	Hellenic Telecommunications Organization SA	78,593
2,114	JUMBO SA	49,021
1,003	Motor Oil Hellas Corinth Refineries SA	25,852
2,559	Mytilineos SA	80,614
13,279	National Bank of Greece SA*	82,302
59,616	OPAP SA	1,018,667
6,832	Public Power Corp. SA*	72,313
850	Terna Energy SA	18,235

	Total Greece	1,900,785

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Hong Kong - 2.1%
379,000	AIA Group Ltd.	$3,674,824
116,000	Alibaba Health Information Technology Ltd.*	69,423
111,600	ASMPT Ltd.	949,101
11,000	Beijing Enterprises Holdings Ltd.	42,463
138,000	Beijing Enterprises Water Group Ltd.	33,814
106,000	Bosideng International Holdings Ltd.	43,965
15,000	C&D International Investment Group Ltd.*	37,654
2,463,000	China Education Group Holdings Ltd.	1,994,117
100,888	China Everbright Environment Group Ltd.	39,353
78,000	China Gas Holdings Ltd.	88,375
156,000	China Jinmao Holdings Group Ltd.	22,249
536,000	China Medical System Holdings Ltd.	752,118
82,000	China Mengniu Dairy Co., Ltd.*	317,673
39,538	China Merchants Port Holdings Co., Ltd.	57,232
98,000	China Overseas Land & Investment Ltd.	198,575
35,000	China Overseas Property Holdings Ltd.	32,068
130,000	China Power International Development Ltd.	49,443
40,000	China Resources Beer Holdings Co., Ltd.	251,669
54,000	China Resources Cement Holdings Ltd.	19,631
26,000	China Resources Gas Group Ltd.	85,422
82,000	China Resources Land Ltd.	306,073
46,000	China Resources Power Holdings Co., Ltd.	106,077
128,000	China Ruyi Holdings Ltd.*	28,566
56,000	China State Construction International Holdings Ltd.	63,231
35,800	China Taiping Insurance Holdings Co., Ltd.	37,211
72,000	China Traditional Chinese Medicine Holdings Co., Ltd.	34,645
51,000	Chow Tai Fook Jewellery Group Ltd.	90,091
46,000	COSCO SHIPPING Ports Ltd.	28,911
46,000	Far East Horizon Ltd.	38,497
518,000	GCL Technology Holdings Ltd.*	112,276
154,000	Geely Automobile Holdings Ltd.	178,649
82,000	Guangdong Investment Ltd.	69,838
18,000	Kingboard Holdings Ltd.	48,336
20,500	Kingboard Laminates Holdings Ltd.	18,739
110,000	Kunlun Energy Co., Ltd.*	87,565
38,000	Nine Dragons Paper Holdings Ltd.	21,030
3,000	Orient Overseas International Ltd.	36,488
26,000	Shenzhen International Holdings Ltd.	20,593
14,412	Shimao Group Holdings Ltd.*(b)(d)	2,377
270,750	Sino Biopharmaceutical Ltd.	128,718
13,000	Vinda International Holdings Ltd.	31,273
125,000	Want Want China Holdings Ltd.	83,584
24,800	Yuexiu Property Co., Ltd.	26,822

	Total Hong Kong	10,358,759

Hungary - 0.7%
95,684	MOL Hungarian Oil & Gas PLC	778,617
86,311	OTP Bank Nyrt	2,690,577
3,854	Richter Gedeon Nyrt	96,972

	Total Hungary	3,566,166

India - 14.3%
1,366	ABB India Ltd.	70,909
1,692	ACC Ltd.*	36,205
4,403	Adani Enterprises Ltd.	132,054
7,928	Adani Green Energy Ltd.*	93,932

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 14.3% - (continued)
12,475	Adani Ports & Special Economic Zone Ltd.	$111,447
19,546	Adani Power Ltd.*	59,036
14,541	Ambuja Cements Ltd.*	74,403
2,536	Apollo Hospitals Enterprise Ltd.	141,646
60,633	Asian Paints Ltd.	2,341,216
2,666	AU Small Finance Bank Ltd.(a)	25,038
6,343	Aurobindo Pharma Ltd.	50,436
4,163	Avenue Supermarts Ltd.*(a)	173,798
129,913	Axis Bank Ltd.	1,439,366
16,685	Bajaj Auto Ltd.	920,508
6,979	Bajaj Finance Ltd.	588,601
9,840	Bajaj Finserv Ltd.	172,383
580	Bajaj Holdings & Investment Ltd.	50,894
2,275	Balkrishna Industries Ltd.	62,604
13,938	Bandhan Bank Ltd.*(a)	44,880
29,546	Bank of Baroda	65,983
7,050	Berger Paints India Ltd.	55,558
91,549	Bharat Electronics Ltd.	123,764
6,110	Bharat Forge Ltd.	58,417
180,583	Bharat Petroleum Corp., Ltd.	796,460
55,675	Bharti Airtel Ltd.	560,817
2,714	Britannia Industries Ltd.	151,802
16,115	CG Power & Industrial Solutions Ltd.	75,943
118,823	Cholamandalam Investment & Finance Co., Ltd.	1,500,265
12,999	Cipla Ltd.	149,085
38,514	Coal India Ltd.	112,467
3,227	Colgate-Palmolive India Ltd.	62,952
6,095	Container Corp. Of India Ltd.	49,378
17,377	Dabur India Ltd.	116,300
115,247	Delhivery Ltd.*	485,566
3,205	Divi’s Laboratories Ltd.	133,084
17,785	DLF Ltd.	101,920
2,884	Dr Reddy’s Laboratories Ltd.	157,645
3,578	Eicher Motors Ltd.	159,088
68,236	GAIL India Ltd.	86,416
10,486	Godrej Consumer Products Ltd.*	134,599
3,584	Godrej Properties Ltd.*	60,192
6,440	Grasim Industries Ltd.	132,151
6,619	Havells India Ltd.	104,723
23,761	HCL Technologies Ltd.	328,379
117,780	HDFC Bank Ltd.	2,289,575
88,978	HDFC Bank Ltd., ADR	5,730,183
24,078	HDFC Life Insurance Co., Ltd.*(a)	172,222
2,816	Hero MotoCorp Ltd.	93,968
34,365	Hindalco Industries Ltd.	168,607
1,131	Hindustan Aeronautics Ltd.	42,756
18,466	Hindustan Petroleum Corp., Ltd.	58,566
21,021	Hindustan Unilever Ltd.	678,447
43,786	Housing Development Finance Corp., Ltd.	1,397,509
131,323	ICICI Bank Ltd.	1,506,660
261,187	ICICI Bank Ltd., ADR	5,986,406
6,160	ICICI Lombard General Insurance Co., Ltd.(a)	87,939
9,181	ICICI Prudential Life Insurance Co., Ltd.(a)	51,654
20,127	Indian Hotels Co., Ltd., Class A Shares	95,061

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 14.3% - (continued)
74,260	Indian Oil Corp., Ltd.	$80,493
4,984	Indian Railway Catering & Tourism Corp., Ltd.	39,079
5,863	Indraprastha Gas Ltd.	34,029
580,849	Indus Towers Ltd.*	1,091,687
2,093	Info Edge India Ltd.	103,423
83,424	Infosys Ltd.	1,338,339
56,294	Infosys Ltd., ADR	898,452
2,555	InterGlobe Aviation Ltd.*(a)	72,046
76,832	ITC Ltd.	414,022
10,437	Jindal Steel & Power Ltd.	65,103
15,231	JSW Steel Ltd.	128,743
10,215	Jubilant Foodworks Ltd.	59,597
138,079	Kotak Mahindra Bank Ltd.	3,351,946
17,222	Larsen & Toubro Ltd.	459,827
2,156	LTIMindtree Ltd.(a)	130,267
5,715	Lupin Ltd.	55,596
22,413	Mahindra & Mahindra Ltd.	356,101
12,963	Marico Ltd.	85,270
22,483	Maruti Suzuki India Ltd.	2,533,692
15,972	Max Healthcare Institute Ltd.*	104,690
2,290	Mphasis Ltd.	54,196
50	MRF Ltd.	58,721
3,147	Muthoot Finance Ltd.	42,437
878	Nestle India Ltd.	230,780
99,169	NTPC Ltd.	206,852
55,740	Oberoi Realty Ltd.	625,811
63,200	Oil & Natural Gas Corp., Ltd.	117,322
152	Page Industries Ltd.	71,255
352,861	Petronet LNG Ltd.	962,640
57,000	Phoenix Mills Ltd. (The)	1,010,017
2,406	PI Industries Ltd.	105,573
3,794	Pidilite Industries Ltd.	119,779
76,988	Power Grid Corp. of India Ltd.	215,218
354,364	Reliance Industries Ltd.	10,558,476
97,000	ReNew Energy Global PLC, Class A Shares*	530,590
54,912	Samvardhana Motherson International Ltd.	52,203
5,631	SBI Cards & Payment Services Ltd.	62,797
11,707	SBI Life Insurance Co., Ltd.(a)	175,138
257	Shree Cement Ltd.	78,602
5,206	Shriram Finance Ltd.	87,899
2,065	Siemens Ltd.	88,652
1,829	Sona Blw Precision Forgings Ltd.*(a)	11,978
3,876	SRF Ltd.	117,684
45,738	State Bank of India	319,785
37,000	Sterling & Wilson Renewable*	127,517
24,519	Sun Pharmaceutical Industries Ltd.	289,307
22,943	Tata Consultancy Services Ltd.	910,926
13,674	Tata Consumer Products Ltd.	131,544
865	Tata Elxsi Ltd.	77,633
43,335	Tata Motors Ltd.*	274,663
38,627	Tata Power Co., Ltd. (The)	99,594
184,710	Tata Steel Ltd.	235,601
13,370	Tech Mahindra Ltd.	181,296
124,385	Titan Co., Ltd.	4,238,197

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
India - 14.3% - (continued)
3,014	Torrent Pharmaceuticals Ltd.	$66,026
4,476	Trent Ltd.	84,034
2,788	Tube Investments of India Ltd.	96,552
4,523	TVS Motor Co., Ltd.	70,284
20,400	UltraTech Cement Ltd.	1,930,480
7,945	United Spirits Ltd.*	84,606
196,342	UPL Ltd.	1,621,016
5,647	Varun Beverages Ltd.	115,584
18,794	Vedanta Ltd.	63,133
34,605	Wipro Ltd.	168,575
330,169	Yes Bank Ltd.*	65,776
81,490	Zomato Ltd.*	68,045

	Total India	69,019,059

Indonesia - 2.9%
402,400	Adaro Energy Indonesia Tbk PT	54,340
197,700	Aneka Tambang Tbk	24,967
2,407,000	Astra International Tbk PT	1,034,232
6,320,000	Bank BTPN Syariah Tbk PT	799,937
1,384,800	Bank Central Asia Tbk PT	834,419
5,178,548	Bank Mandiri Persero Tbk PT	1,742,291
200,200	Bank Negara Indonesia Persero Tbk PT	120,715
13,253,024	Bank Rakyat Indonesia Persero Tbk PT	4,923,926
813,531	Barito Pacific Tbk PT*	41,233
174,600	Charoen Pokphand Indonesia Tbk PT	57,661
20,794,600	GoTo Gojek Tokopedia Tbk PT*	203,923
86,100	Indah Kiat Pulp & Paper Tbk PT	39,608
69,500	Indofood CBP Sukses Makmur Tbk PT	54,235
109,600	Indofood Sukses Makmur Tbk PT	51,911
492,600	Kalbe Farma Tbk PT	66,522
326,849	Merdeka Copper Gold Tbk PT*	65,448
505,900	Sarana Menara Nusantara Tbk PT	33,395
79,529	Semen Indonesia Persero Tbk PT	30,727
459,700	Sumber Alfaria Trijaya Tbk PT	80,925
7,566,987	Telkom Indonesia Persero Tbk PT	2,042,518
35,719	Telkom Indonesia Persero Tbk PT, ADR	972,628
188,500	Unilever Indonesia Tbk PT	56,752
443,000	United Tractors Tbk PT	659,643
75,800	Vale Indonesia Tbk PT	31,719

	Total Indonesia	14,023,675

Ireland - 0.2%
12,880	PDD Holdings Inc., ADR*	841,322

Kazakhstan - 0.5%
31,421	Kaspi.KZ JSC, GDR	2,515,511
840	Kaspi.KZ JSC, GDR(a)	67,200

	Total Kazakhstan	2,582,711

Kuwait - 0.3%
41,935	Agility Public Warehousing Co., KSC	83,242
32,782	Boubyan Bank KSCP	63,933
43,024	Gulf Bank KSCP	35,796
902	Humansoft Holding Co. KSC	10,124
208,409	Kuwait Finance House KSCP	478,889
13,967	Mabanee Co., KPSC	33,607
58,759	Mobile Telecommunications Co., KSCP	99,312
192,224	National Bank of Kuwait SAKP	574,863

	Total Kuwait	1,379,766

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Luxembourg - 0.1%
3,985	Reinet Investments SCA	$78,783
16,361	Ternium SA, ADR	610,429

	Total Luxembourg	689,212

Malaysia - 0.5%
46,100	AMMB Holdings Bhd	36,322
59,300	Axiata Group Bhd	35,704
84,300	CELCOMDIGI BHD	81,615
174,207	CIMB Group Holdings Bhd	181,822
120,100	Dialog Group Bhd	56,141
25,500	Gamuda Bhd	24,521
65,800	Genting Bhd	59,832
80,300	Genting Malaysia Bhd	43,630
2,200	HAP Seng Consolidated Bhd	1,724
15,800	Hong Leong Bank Bhd	66,239
2,900	Hong Leong Financial Group Bhd	10,880
36,300	IHH Healthcare Bhd	45,351
77,400	Inari Amertron Bhd	42,209
56,900	IOI Corp. Bhd	45,453
11,700	Kuala Lumpur Kepong Bhd	52,892
121,509	Malayan Banking Bhd	227,631
25,900	Malaysia Airports Holdings Bhd	38,779
57,900	Maxis Bhd	51,636
34,300	MISC Bhd	54,227
45,300	MR DIY Group M Bhd(a)	15,406
1,600	Nestle Malaysia Bhd	46,454
59,300	Petronas Chemicals Group Bhd	84,236
8,600	Petronas Dagangan Bhd	39,333
18,400	Petronas Gas Bhd	66,747
12,800	PPB Group Bhd	45,027
94,700	Press Metal Aluminium Holdings Bhd	94,529
372,400	Public Bank Bhd	307,262
31,500	QL Resources Bhd	37,871
54,100	RHB Bank Bhd	62,684
77,200	Sime Darby Bhd	34,608
56,800	Sime Darby Plantation Bhd	51,908
31,400	Telekom Malaysia Bhd	34,692
67,600	Tenaga Nasional Bhd	139,278
123,200	Top Glove Corp. Bhd*	30,400

	Total Malaysia	2,247,043

Mexico - 3.4%
70,338	Alfa SAB de CV, Class A Shares	43,025
796,888	America Movil SAB de CV, Series B	843,356
41,763	America Movil SAB de CV, ADR*	887,881
11,362	Arca Continental SAB de CV	114,850
19,765	Banco del Bajio SA(a)	62,172
12,281	Coca-Cola Femsa SAB de CV	101,804
70,338	Controladora AXTEL SAB de CV*	1,078
76,190	Fibra Uno Administracion SA de CV, REIT	111,129
49,289	Fomento Economico Mexicano SAB de CV	497,751
5,527	Gruma SAB de CV, Class B Shares	85,252
9,937	Grupo Aeroportuario del Pacifico SAB de CV, Class B Shares	175,066
5,003	Grupo Aeroportuario del Sureste SAB de CV, Class B Shares	140,378

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Mexico - 3.4% - (continued)
33,987	Grupo Bimbo SAB de CV, Series A	$182,227
12,114	Grupo Carso SAB de CV, Series A1	70,553
503,617	Grupo Financiero Banorte SAB de CV, Class O Shares	4,046,919
52,927	Grupo Financiero Inbursa SAB de CV, Class O Shares*	117,682
135,556	Grupo México SAB de CV, Series B	604,649
51,049	Grupo Televisa SAB	48,946
4,431	Industrias Peñoles SAB de CV*	67,628
570,965	Kimberly-Clark de México SAB de CV, Class A Shares	1,166,878
29,228	Operadora de Sites Mexicanos SAB de CV, Class 1 Shares	25,777
579,157	Orbia Advance Corp. SAB de CV	1,224,220
3,707	Promotora y Operadora de Infraestructura SAB de CV	36,086
91,681	Qualitas Controladora SAB de CV	619,636
284,100	Regional SAB de CV	2,213,239
765,214	Wal-Mart de Mexico SAB de CV	2,910,993

	Total Mexico	16,399,175

Netherlands - 0.8%
12,894	NEPI Rockcastle NV	73,445
55,168	Prosus NV*	3,630,128

	Total Netherlands	3,703,573

Peru - 0.4%
7,021	Cia de Minas Buenaventura SAA, ADR	47,813
13,693	Credicorp Ltd.	1,772,559

	Total Peru	1,820,372

Philippines - 1.1%
43,280	Aboitiz Equity Ventures Inc.	41,877
21,090	ACEN Corp.*	2,191
7,030	Ayala Corp.	82,271
199,760	Ayala Land Inc.	93,174
51,821	Bank of the Philippine Islands	91,841
66,413	BDO Unibank Inc.	160,070
7,256,900	Bloomberry Resorts Corp.*	1,323,957
681,360	International Container Terminal Services Inc.	2,357,013
86,856	JG Summit Holdings Inc.	73,891
13,220	Jollibee Foods Corp.	55,252
6,170	Manila Electric Co.	35,725
54,636	Metropolitan Bank & Trust Co.	55,830
2,195	PLDT Inc.	46,693
748,010	Robinsons Retail Holdings Inc.	682,144
5,930	SM Investments Corp.	97,605
257,900	SM Prime Holdings Inc.	149,557
22,540	Universal Robina Corp.	56,202

	Total Philippines	5,405,293

Poland - 0.5%
9,581	Allegro.eu SA*(a)	80,529
4,852	Bank Polska Kasa Opieki SA	110,426
1,614	CD Projekt SA	46,235
6,856	Cyfrowy Polsat SA	24,992
1,375	Dino Polska SA*(a)	135,159
90,600	InPost SA*	979,663
3,754	KGHM Polska Miedz SA	92,877
30	LPP SA*	84,953
545	mBank SA*	45,439
25,504	PGE Polska Grupa Energetyczna SA*	40,519
14,798	Polski Koncern Naftowy ORLEN SA	210,485

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Poland - 0.5% - (continued)
21,437	Powszechna Kasa Oszczednosci Bank Polski SA	$162,580
14,750	Powszechny Zaklad Ubezpieczen SA	134,453
938	Santander Bank Polska SA*	74,706

	Total Poland	2,223,016

Portugal - 0.4%
185,449	Galp Energia SGPS SA	1,959,798

Qatar - 0.3%
58,133	Barwa Real Estate Co	40,948
82,701	Commercial Bank PSQC (The)	127,100
33,894	Dukhan Bank*	36,425
37,218	Industries Qatar QSC	122,347
142,882	Masraf Al Rayan QSC	99,982
113,710	Mesaieed Petrochemical Holding Co	61,452
26,290	Ooredoo QPSC	76,566
12,424	Qatar Electricity & Water Co. QSC	58,343
10,432	Qatar Fuel QSC	45,404
72,697	Qatar Gas Transport Co., Ltd.	78,786
22,415	Qatar International Islamic Bank QSC	61,435
41,921	Qatar Islamic Bank SAQ	201,652
118,254	Qatar National Bank QPSC	519,511

	Total Qatar	1,529,951

Russia - 0.0%@
64,081	Alrosa PJSC*#(d)	641
502,100	Detsky Mir PJSC, (Cost - $786,566, acquired 10/15/20)*#(a)(d)(f)	5,021
179,000	Fix Price Group PLC, (Cost - $1,614,764, acquired 3/5/21), GDR*#(d)(f)	1,790
267,363	Gazprom PJSC*#(d)	2,674
21,428	Gazprom PJSC(b)(d)	3
885,983	Inter RAO UES PJSC#(d)	8,860
10,171	Lukoil PJSC#(d)	102
1,730	Magnit PJSC*#(d)	17
1	Magnit PJSC, Class Registered Shares, GDR*#(d)	–
1,550	MMC Norilsk Nickel PJSC#(d)	16
24,130	Mobile TeleSystems PJSC#(d)	241
135,663	Mobile TeleSystems PJSC, ADR*#	1,357
39,065	Moscow Exchange MICEX-RTS PJSC*#(d)	391
22,130	Novatek PJSC#(d)	221
37,499	Novolipetsk Steel PJSC*#(d)	375
508	Novolipetsk Steel PJSC*(b)(d)	–
1,593	Ozon Holdings PLC, ADR*(b)(d)	–
921	PhosAgro PJSC#(d)	9
19	PhosAgro PJSC, Class Registered Shares, GDR*#(d)	–
869	Polyus PJSC*#(d)	9
28,885	Rosneft Oil Co. PJSC#(d)	289
891,342	Sberbank of Russia PJSC, (Cost - $1,699,436, acquired 8/3/16)#(d)(f)	8,913
5,523	Severstal PAO*#(d)	55
157,330	Surgutneftegas PJSC#(d)	1,573
32,571	Tatneft PJSC*#(d)	326
5,031	Tatneft PJSC(b)(d)	1
88,972	United Co. RUSAL International PJSC(b)(d)	11
2,330	VK Co., Ltd., GDR*(b)(d)	–
60,086,472	VTB Bank PJSC*#(d)	9,854
3,377	X5 Retail Group NV, Class Registered Shares, GDR*(b)(d)	–
7,493	Yandex NV, Class A Shares*(b)(d)	1

	Total Russia	42,750

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Saudi Arabia - 2.1%
1,780	ACWA Power Co.	$70,851
3,528	Advanced Petrochemical Co.	41,089
181,706	Al Rajhi Bank	3,424,084
25,043	Alinma Bank	217,929
6,060	Almarai Co. JSC	88,419
14,805	Arab National Bank	100,417
515	Arabian Internet & Communications Services Co.	40,366
12,498	Bank AlBilad	123,915
12,023	Bank Al-Jazira	56,208
14,887	Banque Saudi Fransi	157,927
1,903	Bupa Arabia for Cooperative Insurance Co.	85,208
1,321	Dallah Healthcare Co.	57,534
14,545	Dar Al Arkan Real Estate Development Co.*	59,716
13,716	Dr Sulaiman Al Habib Medical Services Group Co.	976,361
617	Elm Co.	73,832
11,631	Emaar Economic City*	30,571
10,578	Etihad Etisalat Co.*	121,217
11,380	Jarir Marketing Co.	53,398
12,541	Mobile Telecommunications Co.*	46,063
1,161	Mouwasat Medical Services Co.	69,631
1,076	Nahdi Medical Co.	48,818
9,889	National Industrialization Co.*	38,693
12,524	Rabigh Refining & Petrochemical Co.*	36,726
35,268	Riyad Bank	307,816
5,451	SABIC Agri-Nutrients Co.	181,712
8,982	Sahara International Petrochemical Co.	85,233
22,100	Saudi Arabian Mining Co.*	365,823
67,744	Saudi Arabian Oil Co.(a)	568,843
1,248	Saudi Aramco Base Oil Co.*	44,586
22,751	Saudi Basic Industries Corp.	534,890
23,756	Saudi British Bank (The)	234,275
22,768	Saudi Electricity Co.	131,077
12,132	Saudi Industrial Investment Group	79,757
13,931	Saudi Investment Bank (The)	62,463
15,381	Saudi Kayan Petrochemical Co.*	52,308
75,318	Saudi National Bank (The)	740,681
874	Saudi Research & Media Group*	43,797
1,126	Saudi Tadawul Group Holding Co.	48,085
48,601	Saudi Telecom Co.	560,367
5,902	Savola Group (The)	56,428
6,510	Yanbu National Petrochemical Co.	73,676

	Total Saudi Arabia	10,190,790

Singapore - 0.1%
6,800	BOC Aviation Ltd.(a)	49,943
1,271	JOYY Inc., ADR	31,521
10,918	Sea Ltd., ADR*	626,802

	Total Singapore	708,266

South Africa - 2.2%
21,708	Absa Group Ltd.	170,499
3,655	African Rainbow Minerals Ltd.	38,588
1,405	Anglo American Platinum Ltd.	81,053
10,772	AngloGold Ashanti Ltd.	263,756
9,447	Aspen Pharmacare Holdings Ltd.	82,569
8,357	Bid Corp., Ltd.	178,046

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Africa - 2.2% - (continued)
64,926	Bidvest Group Ltd. (The)	$781,436
14,081	Capitec Bank Holdings Ltd.	964,181
6,815	Clicks Group Ltd.	80,977
12,452	Discovery Ltd.*	83,748
7,017	Exxaro Resources Ltd.	57,056
129,311	FirstRand Ltd.	396,229
8,762	Foschini Group Ltd. (The)	37,446
22,560	Gold Fields Ltd.	344,899
79,517	Growthpoint Properties Ltd., REIT	47,132
12,491	Harmony Gold Mining Co., Ltd.	59,384
21,102	Impala Platinum Holdings Ltd.	169,652
1,524	Kumba Iron Ore Ltd.	33,393
666,201	Life Healthcare Group Holdings Ltd.	630,193
5,097	Mr Price Group Ltd.	32,081
43,515	MTN Group Ltd.	269,073
6,886	MultiChoice Group	34,235
4,935	Naspers Ltd., Class N Shares	745,480
142,134	Nedbank Group Ltd.	1,501,443
8,806	Northam Platinum Holdings Ltd.*	72,651
135,269	Old Mutual Ltd.	73,226
17,652	OUTsurance Group Ltd.	28,423
39,875	Pepkor Holdings Ltd.(a)	28,542
13,978	Remgro Ltd.	93,004
298,537	Sanlam Ltd.	785,781
13,934	Sasol Ltd.	163,448
12,453	Shoprite Holdings Ltd.	123,293
72,515	Sibanye Stillwater Ltd.	128,597
149,356	Standard Bank Group Ltd.	1,147,998
138,266	Vodacom Group Ltd.	773,652
26,667	Woolworths Holdings Ltd.	80,441

	Total South Africa	10,581,605

South Korea - 12.5%
875	Amorepacific Corp.	69,077
233	BGF retail Co., Ltd.	33,526
2,296	Celltrion Healthcare Co., Ltd.	128,341
2,688	Celltrion Inc.	347,907
446	Celltrion Pharm Inc.*	28,829
241	CJ CheilJedang Corp.	56,465
320	CJ Corp.	21,426
183	CosmoAM&T Co., Ltd.*	24,726
21,349	Coway Co., Ltd.	776,840
1,439	DB Insurance Co., Ltd.	80,467
13,158	Doosan Bobcat Inc.	532,355
10,586	Doosan Enerbility Co., Ltd.*	128,623
16,460	Doosan Fuel Cell Co., Ltd.*	383,067
1,216	Ecopro BM Co., Ltd.(e)	228,516
446	E-MART Inc.	28,423
515	F&F Co., Ltd.	50,354
1,234	GS Holdings Corp	35,906
7,759	Hana Financial Group Inc.	242,733
1,886	Hankook Tire & Technology Co., Ltd.	49,153
223	Hanmi Pharm Co., Ltd.	49,299
6,259	Hanon Systems	44,335
525	Hanwha Aerospace Co., Ltd.*	42,117

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 12.5% - (continued)
2,868	Hanwha Solutions Corp.*	$97,056
1,100	HD Hyundai Co., Ltd.	47,465
470	HD Hyundai Heavy Industries Co., Ltd.(e)	41,226
890	HD Korea Shipbuilding & Offshore Engineering Co., Ltd.	64,689
3,172	HLB Inc.*	89,412
6,717	HMM Co., Ltd.	90,083
672	Hotel Shilla Co., Ltd.	39,169
391	HYBE Co., Ltd.*	81,022
1,889	Hyundai Engineering & Construction Co., Ltd.	54,657
434	Hyundai Glovis Co., Ltd.	55,436
375	Hyundai Mipo Dockyard Co., Ltd.*	21,134
7,178	Hyundai Mobis Co., Ltd.	1,209,478
3,669	Hyundai Motor Co.	554,499
1,832	Hyundai Steel Co.	45,010
7,644	Industrial Bank of Korea	58,992
7,988	Kakao Corp.	338,974
629	Kakao Games Corp.*	18,455
3,932	KakaoBank Corp.	77,804
619	Kakaopay Corp.*	28,058
2,405	Kangwon Land Inc.	33,128
49,123	KB Financial Group Inc.	1,778,534
17,455	Kia Corp.	1,132,944
1,943	Korea Aerospace Industries Ltd.	75,600
6,655	Korea Electric Power Corp.	96,024
955	Korea Investment Holdings Co., Ltd.	39,961
250	Korea Zinc Co., Ltd.	90,774
4,494	Korean Air Lines Co., Ltd.	75,014
699	Krafton Inc.*	99,846
46,629	KT Corp.	1,111,649
13,743	KT&G Corp.	868,816
408	Kumho Petrochemical Co., Ltd.	39,057
621	L&F Co., Ltd.	126,493
12,030	LG Chem Ltd.	6,295,052
2,245	LG Corp.	145,806
5,730	LG Display Co., Ltd.	67,984
2,765	LG Electronics Inc.	256,509
2,131	LG Energy Solution Ltd.*	964,077
1,561	LG H&H Co., Ltd.	621,589
336	LG Innotek Co., Ltd.	77,732
4,603	LG Uplus Corp.	39,108
538	Lotte Chemical Corp.	67,739
481	Lotte Energy Materials Corp.	20,763
2,682	Meritz Financial Group Inc.	91,040
9,158	Mirae Asset Securities Co., Ltd.	50,517
11,243	NAVER Corp.	1,693,240
352	NCSoft Corp.	85,343
529	Netmarble Corp.*(a)	22,336
3,575	NH Investment & Securities Co., Ltd.	26,988
640	Orion Corp.	62,475
6,901	Pan Ocean Co., Ltd.	24,539
792	Pearl Abyss Corp.*	29,853
688	POSCO Future M Co., Ltd.	181,821
1,803	POSCO Holdings Inc.	488,083
1,314	Samsung Biologics Co., Ltd.*(a)	778,670

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
South Korea - 12.5% - (continued)
2,179	Samsung C&T Corp.	$182,135
1,392	Samsung Electro-Mechanics Co., Ltd.	155,101
415,310	Samsung Electronics Co., Ltd.	22,330,471
4,402	Samsung Engineering Co., Ltd.*	94,122
804	Samsung Fire & Marine Insurance Co., Ltd.	137,026
17,935	Samsung Heavy Industries Co., Ltd.*	82,927
1,766	Samsung Life Insurance Co., Ltd.	88,460
5,344	Samsung SDI Co., Ltd.	2,897,834
896	Samsung SDS Co., Ltd.	84,163
1,776	Samsung Securities Co., Ltd.	49,317
57,428	Shinhan Financial Group Co., Ltd.	1,519,619
670	SK Biopharmaceuticals Co., Ltd.*	37,321
725	SK Bioscience Co., Ltd.*(e)	45,416
95,681	SK Hynix Inc.	7,812,755
535	SK IE Technology Co., Ltd.*(a)	35,794
971	SK Inc.	123,113
1,472	SK Innovation Co., Ltd.*	210,624
2,405	SK Square Co., Ltd.*	83,742
436	SKC Co., Ltd.	31,244
1,034	S-Oil Corp.	56,343
12,992	Woori Financial Group Inc.	117,522
1,033	Yuhan Corp.	46,388

	Total South Korea	60,275,645

Taiwan - 13.4%
12,000	Accton Technology Corp.	137,267
72,000	Acer Inc.	72,259
9,777	Advantech Co., Ltd.	129,514
3,139	Airtac International Group	101,327
664,498	ASE Technology Holding Co., Ltd.	2,403,778
59,000	Asia Cement Corp.	84,398
19,000	Asustek Computer Inc.	188,552
164,800	AUO Corp.	94,188
16,000	Catcher Technology Co., Ltd.	96,603
209,550	Cathay Financial Holding Co., Ltd.	302,110
35,061	Chailease Holding Co., Ltd.	230,530
127,275	Chang Hwa Commercial Bank Ltd.	74,560
49,000	Cheng Shin Rubber Industry Co., Ltd.	62,135
71,000	China Airlines Ltd.	51,262
393,112	China Development Financial Holding Corp.	162,380
313,000	China Steel Corp.	295,110
139,000	Chroma ATE Inc.	1,050,215
96,000	Chunghwa Telecom Co., Ltd.	394,389
97,000	Compal Electronics Inc.	87,919
447,880	CTBC Financial Holding Co., Ltd.	353,831
320,000	Delta Electronics Inc.	3,295,497
21,000	E Ink Holdings Inc.	140,922
347,553	E.Sun Financial Holding Co., Ltd.	292,531
4,100	Eclat Textile Co., Ltd.	62,553
2,000	eMemory Technology Inc.	119,368
61,000	Eva Airways Corp.	67,376
25,791	Evergreen Marine Corp. Taiwan Ltd.	128,284
87,000	Far Eastern New Century Corp.	91,395
35,000	Far EasTone Telecommunications Co., Ltd.	87,377
10,920	Feng TAY Enterprise Co., Ltd.	67,821

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 13.4% - (continued)
260,557	First Financial Holding Co., Ltd.	$238,203
84,000	Formosa Chemicals & Fibre Corp.	187,011
28,000	Formosa Petrochemical Corp.	78,511
103,000	Formosa Plastics Corp.	315,114
190,052	Fubon Financial Holding Co., Ltd.	376,044
8,290	Giant Manufacturing Co., Ltd.	55,564
1,000	Global Unichip Corp.	48,669
238,000	Globalwafers Co., Ltd.	3,897,889
557,660	Hon Hai Precision Industry Co., Ltd.	1,931,848
7,000	Hotai Motor Co., Ltd.	182,797
230,051	Hua Nan Financial Holdings Co., Ltd.	166,597
231,680	Innolux Corp.	104,783
74,000	Inventec Corp.	88,690
2,541	Largan Precision Co., Ltd.	187,127
57,264	Lite-On Technology Corp., ADR	165,476
129,000	MediaTek Inc.	3,169,756
289,600	Mega Financial Holding Co., Ltd.	336,849
17,000	Micro-Star International Co., Ltd.	91,601
2,200	momo.com Inc.	50,001
122,000	Nan Ya Plastics Corp.	308,377
5,000	Nan Ya Printed Circuit Board Corp.	49,078
29,000	Nanya Technology Corp.	69,122
5,000	Nien Made Enterprise Co., Ltd.	57,362
90,000	Novatek Microelectronics Corp.	1,244,798
52,000	Pegatron Corp.	127,399
5,000	PharmaEssentia Corp.*	56,965
64,000	Pou Chen Corp.	65,884
70,000	Powerchip Semiconductor Manufacturing Corp.	70,309
66,224	Poya International Co., Ltd.	1,145,291
14,539	President Chain Store Corp.	132,253
363,000	Quanta Computer Inc.	1,374,078
11,000	Realtek Semiconductor Corp.	136,391
50,778	Ruentex Development Co., Ltd.	57,720
93,598	Shanghai Commercial & Savings Bank Ltd. (The)	137,466
317,693	Shin Kong Financial Holding Co., Ltd.	89,096
280,517	SinoPac Financial Holdings Co., Ltd.	157,832
35,700	Synnex Technology International Corp.	74,153
286,584	Taishin Financial Holding Co., Ltd.	171,041
154,000	Taiwan Business Bank	70,559
150,668	Taiwan Cement Corp.	185,833
251,845	Taiwan Cooperative Financial Holding Co., Ltd.	229,013
59,000	Taiwan High Speed Rail Corp.	62,509
43,000	Taiwan Mobile Co., Ltd.	144,855
1,071,507	Taiwan Semiconductor Manufacturing Co., Ltd.	19,359,996
139,580	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,761,192
31,000	Unimicron Technology Corp.	181,648
117,000	Uni-President Enterprises Corp.	282,900
284,000	United Microelectronics Corp.*	476,926
23,000	Vanguard International Semiconductor Corp.	69,516
2,000	Voltronic Power Technology Corp.	126,070
73,427	Walsin Lihwa Corp.	110,287
18,630	Wan Hai Lines Ltd.	35,002
8,000	Win Semiconductors Corp.	41,450
80,000	Winbond Electronics Corp.	69,167

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Taiwan - 13.4% - (continued)
45,000	Wistron Corp.	$97,711
29,000	Wiwynn Corp.	1,091,331
43,760	WPG Holdings Ltd.	75,762
7,700	Yageo Corp.	126,960
42,000	Yang Ming Marine Transport Corp.	83,036
258,488	Yuanta Financial Holding Co., Ltd.	200,645
16,000	Zhen Ding Technology Holding Ltd.	60,399

	Total Taiwan	64,865,363

Thailand - 1.0%
31,100	Advanced Info Service PCL, NVDR	188,984
103,900	Airports of Thailand PCL, NVDR*	211,778
185,700	Asset World Corp. PCL, NVDR	26,321
20,800	B Grimm Power PCL, NVDR	22,461
279,900	Bangkok Dusit Medical Services PCL, NVDR	227,710
212,000	Bangkok Expressway & Metro PCL, NVDR	49,092
214,200	Banpu PCL, NVDR	50,857
34,400	Berli Jucker PCL, NVDR	35,905
191,400	BTS Group Holdings PCL, NVDR	39,125
14,000	Bumrungrad Hospital PCL, NVDR	89,925
6,000	Carabao Group PCL, NVDR	11,487
51,000	Central Pattana PCL, NVDR	99,136
33,616	Central Retail Corp. PCL, NVDR	40,657
86,300	Charoen Pokphand Foods PCL, NVDR	49,923
144,800	CP ALL PCL, NVDR	265,863
82,000	Delta Electronics Thailand PCL, NVDR	233,605
4,600	Electricity Generating PCL, NVDR	19,149
44,900	Energy Absolute PCL, NVDR	83,987
17,400	Global Power Synergy PCL, NVDR	29,313
80,100	Gulf Energy Development PCL, NVDR	112,478
137,900	Home Product Center PCL, NVDR	54,736
50,400	Indorama Ventures PCL, NVDR	45,982
29,350	Intouch Holdings PCL, NVDR	63,261
237,600	Kasikornbank PCL	890,463
14,400	Kasikornbank PCL, NVDR	53,677
125,300	Krung Thai Bank PCL, NVDR	68,560
22,200	Krungthai Card PCL, NVDR	32,561
182,200	Land and Houses PCL, NVDR	44,612
87,100	Minor International PCL, NVDR	84,447
19,800	Muangthai Capital PCL, NVDR	23,509
22,800	Osotspa PCL, NVDR	19,052
155,000	PTT Exploration & Production PCL	623,217
36,500	PTT Exploration & Production PCL, NVDR	146,363
55,700	PTT Global Chemical PCL, NVDR	56,407
89,100	PTT Oil & Retail Business PCL, NVDR	51,331
256,200	PTT PCL, NVDR	221,259
21,400	Ratch Group PCL, NVDR	22,350
20,000	SCB X PCL, NVDR	59,500
36,500	SCG Packaging PCL, NVDR	41,252
19,900	Siam Cement PCL (The), NVDR	182,812
47,400	Siam Makro PCL, NVDR*	55,331
20,800	Srisawad Corp. PCL, NVDR	33,380
24,300	Thai Oil PCL, NVDR	30,249
272,121	True Corp. PCL, NVDR	53,683

	Total Thailand	4,845,750

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units	Security	Value
Turkey - 0.8%
79,694	Akbank TAS	$60,430
17,844	Aselsan Elektronik Sanayi Ve Ticaret AS	40,692
11,261	BIM Birlesik Magazalar AS	76,325
34,916	Eregli Demir ve Celik Fabrikalari TAS*	55,448
1,799	Ford Otomotiv Sanayi AS	49,524
25,662	Haci Ömer Sabanci Holding AS	47,563
27,995	Hektas Ticaret TAS*	37,472
19,457	KOC Holding AS	73,591
24,535	Koza Altin Isletmeleri AS	27,180
411,440	MLP Saglik Hizmetleri AS, Class B Shares*(a)	1,329,959
1,176	Pegasus Hava Tasimaciligi AS*	25,909
24,386	Sasa Polyester Sanayi AS*	63,308
558,820	Sok Marketler Ticaret AS*	730,703
76,171	Tofas Turk Otomobil Fabrikasi AS	784,719
14,151	Turk Hava Yollari AO*	97,679
25,061	Turkcell Iletisim Hizmetleri AS	40,306
109,460	Turkiye Is Bankasi AS, Class C Shares	58,579
24,794	Turkiye Petrol Rafinerileri AS	79,748
36,548	Türkiye Sise ve Cam Fabrikalari AS	70,810
57,838	Yapi ve Kredi Bankasi AS	28,318

	Total Turkey	3,778,263

United Arab Emirates - 0.6%
77,813	Abu Dhabi Commercial Bank PJSC	169,284
41,885	Abu Dhabi Islamic Bank PJSC	114,011
80,123	Abu Dhabi National Oil Co. for Distribution PJSC	90,304
105,983	Aldar Properties PJSC	147,112
487,300	Americana Restaurants International PLC	549,496
68,441	Dubai Islamic Bank PJSC	97,911
170,171	Emaar Properties PJSC	284,632
50,538	Emirates NBD Bank PJSC	187,893
88,124	Emirates Telecommunications Group Co. PJSC	553,708
113,094	First Abu Dhabi Bank PJSC	390,842
85,755	Multiply Group PJSC*	77,246
48,243	Q Holding PJSC*	29,945

	Total United Arab Emirates	2,692,384

United Kingdom - 1.1%
23,649	Anglo American PLC	654,308
63,700	Bank of Georgia Group PLC	2,390,233
618,959	Helios Towers PLC*	695,684
1,754	Pepco Group NV*	16,592
27,079	Unilever PLC	1,355,220

	Total United Kingdom	5,112,037

United States - 0.3%
16,162	BeiGene Ltd.*	274,463
3,931	EPAM Systems Inc.*	1,008,773
1,520	Legend Biotech Corp., ADR*	97,538
2,223	Southern Copper Corp.	148,430

	Total United States	1,529,204

Uruguay - 1.1%
40,000	Arcos Dorados Holdings Inc., Class A Shares	338,000
7,647	Globant SA*	1,405,595
2,920	MercadoLibre Inc.*	3,617,880

	Total Uruguay	5,361,475

	TOTAL COMMON STOCKS (Cost - $464,281,030)	461,806,576

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

Shares/Units		Security	Value
PREFERRED STOCKS - 1.5%
Brazil - 0.6%
136,729		Banco Bradesco SA, Class Preferred Shares	$418,086
7,258		Centrais Eletricas Brasileiras SA, Class Preferred B Shares	56,378
30,344		Cia Energetica de Minas Gerais, Class Preferred Shares	69,993
31,153		Gerdau SA, Class Preferred Shares	147,219
123,997		Itau Unibanco Holding SA, Class Preferred Shares	643,661
129,299		Itausa SA, Class Preferred Shares	223,813
121,071		Petroleo Brasileiro SA, Class Preferred Shares	623,460
787,000		Raizen SA, Class Preferred Shares	563,218
10,004		Telefonica Brasil SA, Class Preferred Shares	78,891

		Total Brazil	2,824,719

Chile - 0.0%@
3,617		Sociedad Quimica y Minera de Chile SA, Class Preferred B Shares	233,094

Colombia - 0.0%@
12,434		Bancolombia SA, Class Preferred Shares	72,536

Mexico - 0.1%
404,060		Cemex SAB de CV, Class Preferred Shares*	242,593

Russia - 0.0%@
83,580		Surgutneftegas PJSC, Class Preferred Shares*#(d)	836
125,636		Surgutneftegas PJSC, Class Preferred Shares(b)(d)	15

		Total Russia	851

South Korea - 0.8%
719		Hyundai Motor Co., Class Preferred 2nd Shares	57,329
565		Hyundai Motor Co., Class Preferred Shares	44,990
211		LG Chem Ltd., Class Preferred Shares	57,432
87,464		Samsung Electronics Co., Ltd., Class Preferred Shares	3,863,620

		Total South Korea	4,023,371

		TOTAL PREFERRED STOCKS (Cost - $8,369,825)	7,397,164

RIGHT - 0.0%@
Brazil - 0.0%@
364		Equatorial Energia SA expires 12/31/49* (Cost - $0)	254

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $472,650,855)	469,203,994

Face Amount†
SHORT-TERM INVESTMENTS (g) - 2.9%
MONEY MARKET FUND - 0.1%
$572,248		Invesco STIT - Government & Agency Portfolio, 4.972%, Institutional Class(h) (Cost - $572,248)	572,248

TIME DEPOSITS - 2.8%
3,145,910		ANZ National Bank - London, 4.430% due 6/1/23	3,145,910
		Barclays Bank PLC - London:
20	GBP	3.390% due 6/1/23	25
1,826,808		4.430% due 6/1/23	1,826,808
2	SGD	BBH - Grand Cayman, 2.310% due 6/1/23	1
		BNP Paribas - Paris:
871	HKD	2.210% due 6/1/23	111
569,537	ZAR	6.350% due 6/1/23	28,875
3,821	EUR	Citibank - London, 2.110% due 6/1/23	4,083
5,782,406		Citibank - New York, 4.430% due 6/1/23	5,782,406
2,095,021	HKD	HSBC Bank - Hong Kong, 2.210% due 6/1/23	267,543
2,345,212		JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	2,345,212
9,830		Royal Bank of Canada - Toronto, 4.430% due 6/1/23	9,830
3,123	ZAR	Standard Chartered Bank - Johannesburg, 6.350% due 6/1/23	158
		TOTAL TIME DEPOSITS (Cost - $13,410,962)	13,410,962

		TOTAL SHORT-TERM INVESTMENTS (Cost - $13,983,210)	13,983,210

		TOTAL INVESTMENTS - 99.9% (Cost - $486,634,065)	483,187,204

		Other Assets in Excess of Liabilities - 0.1%	363,846

		TOTAL NET ASSETS - 100.0%	$483,551,050

†	Amount denominated in U.S. dollars, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $17,615,978 and represents 3.6% of net assets.

(b)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(c)	Security trades on the Hong Kong exchange.
(d)	Illiquid security.
(e)	All or a portion of this security is on loan (See Note 1).
(f)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2023, amounts to $15,724 and represents less than 0.05% of net assets.
(g)	Inclusive of all short-term holdings, including investments of collateral received from securities lending transactions. Excluding such collateral, the percentage of portfolio holdings would be 2.8%.
(h)	Represents investments of collateral received from securities lending transactions.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2023, for Emerging Markets Equity Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Emerging Markets Equity Fund	$ 486,634,065	$ 93,991,887	$ (97,452,604)	$ (3,460,717)

Abbreviations used in this schedule:

ADR	—	American Depositary Receipts
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depository Receipt
PCL	—	Public Company Limited
PJSC	—	Private Joint Stock Company
PLC	—	Public Limited Company
REIT	—	Real Estate Investment Trust

Summary of Investments by Security Sector^
Financials
Banks	17.5%
Insurance	3.4
Consumer Finance	1.0
Other	1.5
Information Technology
Semiconductors & Semiconductor Equipment	11.6
Technology Hardware, Storage & Peripherals	6.7
Electronic Equipment, Instruments & Components	2.5
Other	1.9
Consumer Discretionary	12.9
Communication Services	7.3
Industrials	7.2
Materials	6.8
Energy	5.6
Consumer Staples	4.3
Health Care	4.0
Utilities	1.6
Real Estate	1.4
Short-Term Investments	2.8

Total Investments	100.0	%+

^	As a percentage of total investments.
+	Does not reflect investments of collateral received from securities lending transactions.

Schedules of Investments

(unaudited) (continued)

Emerging Markets Equity Fund

At May 31, 2023, Emerging Markets Equity Fund had open exchange-traded future contracts as described below.

The unrealized depreciation on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini MSCI Emerging Markets Index June Futures	22	6/23	$1,066,336	$1,052,480	$(13,856)

At May 31, 2023, Emerging Markets Equity Fund had deposited cash of $28,994 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Currency Abbreviations used in this schedule:

EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
SGD	—	Singapore Dollar
ZAR	—	South African Rand

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 32.1%
FHLMC - 6.7%
	Federal Home Loan Mortgage Corp. (FHLMC):
$ 5,853,027	4.500% due 4/1/29 - 1/1/53	$5,672,550
1,833,931	5.500% due 1/1/30 - 5/1/53	1,844,613
11,948,582	3.000% due 3/1/31 - 4/1/52	10,744,994
5,895,575	1.500% due 5/1/31 - 11/1/50	4,907,995
29,034,775	2.500% due 11/1/31 - 5/1/52	24,981,457
12,863,919	4.000% due 9/1/32 - 5/1/53	12,280,871
300,000	4.650% due 1/1/33	301,985
12,614,472	3.500% due 4/1/33 - 6/1/52	11,794,395
3,318,828	5.000% due 12/1/34 - 1/1/53	3,291,747
32,387,111	2.000% due 3/1/36 - 4/1/52	26,979,064
1,653,989	6.000% due 5/1/38 - 4/1/53	1,678,098
5,969	7.000% due 3/1/39	6,370
260,106	6.500% due 9/1/39 - 4/1/53	268,193
90,855	2.101% (5-Year CMT Index + 1.285%) due 3/1/47(a)	85,922
175,441	2.877% (1-Year USD-LIBOR + 1.619%) due 11/1/47(a)	167,200
494,039	3.006% (1-Year USD-LIBOR + 1.628%) due 11/1/48(a)	467,242
116,596	3.098% (1-Year USD-LIBOR + 1.621%) due 2/1/50(a)	111,436

	Total FHLMC	105,584,132

FNMA - 20.2%
	Federal National Mortgage Association (FNMA):
1,778,261	5.000% due 7/1/23 - 2/1/53	1,765,771
10,252,509	4.500% due 3/1/24 - 8/1/58	10,005,320
10,744,450	4.000% due 4/1/24 - 6/1/57	10,261,527
24,026,187	3.500% due 11/1/25 - 12/1/52	22,302,984
3,227,165	5.500% due 3/1/26 - 9/1/56	3,251,510
46,745,408	2.500% due 11/1/27 - 6/1/62	40,312,918
40,259,058	3.000% due 12/1/27 - 10/1/52	36,183,781
300,000	4.490% due 6/1/28	301,394
75,687	3.160% due 5/1/29	70,798
200,000	4.310% due 2/1/30	198,062
434,144	2.930% due 6/1/30	405,786
6,377,490	1.500% due 6/1/31 - 8/1/51	5,422,967
457,886	2.149% due 2/1/32(a)	387,219
100,000	3.840% due 7/1/32	95,737
200,000	3.890% due 7/1/32	187,903
100,000	4.060% due 7/1/32	95,192
100,000	3.740% due 9/1/32	94,927
200,000	3.980% due 10/1/32	189,045
100,000	4.370% due 11/1/32	99,365
100,000	4.520% due 11/1/32	100,520
100,000	4.410% due 12/1/32	99,684
200,000	4.360% due 2/1/33	198,641
200,000	4.420% due 3/1/33	199,524
200,000	4.700% due 3/1/33	203,262

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
MORTGAGE-BACKED SECURITIES - 32.1% - (continued)
FNMA - 20.2% - (continued)
$ 200,000	4.100% due 5/1/33	$194,789
100,000	4.480% due 5/1/33	100,292
64,851	4.537% (1-Year USD-LIBOR + 1.550%) due 3/1/34(a)	63,702
724,814	6.000% due 8/1/34 - 11/1/52	737,634
9,115	5.260% (1-Year Treasury Average Rate + 1.791%) due 10/1/35(a)	8,964
2,862	5.268% (1-Year Treasury Average Rate + 1.810%) due 11/1/35(a)	2,788
8,616	5.391% (1-Year Treasury Average Rate + 1.930%) due 11/1/35(a)	8,510
58,061,652	2.000% due 6/1/36 - 4/1/52	48,417,755
7,170	7.000% due 4/1/37	7,401
100,000	3.870% due 5/1/37	92,083
38,051	4.640% (1-Year USD-LIBOR + 1.265%) due 5/1/37(a)	37,039
308,360	6.500% due 9/1/37 - 2/1/53	318,173
27,425,000	2.500% due 6/1/52(b)	23,428,020
21,925,000	2.000% due 6/1/53(b)	18,023,035
26,600,000	3.000% due 6/1/53(b)	23,586,988
6,775,000	3.500% due 6/1/53(b)	6,219,238
12,175,000	4.000% due 6/1/53(b)	11,502,997
20,875,000	4.500% due 6/1/53(b)	20,182,292
20,650,000	5.000% due 6/1/53(b)	20,331,780
11,725,000	5.500% due 6/1/53(b)	11,713,092
800,000	6.000% due 6/1/53(b)	809,438
900,000	6.500% due 6/1/53(b)	921,305

	Total FNMA	319,141,152

GNMA—5.2%
	Government National Mortgage Association (GNMA):
14,345	6.000% due 12/15/33 - 6/15/37	14,710
266,425	5.000% due 10/15/34 - 9/15/40	269,963
20,347	5.500% due 5/15/37 - 6/15/38	21,089
33,304	6.500% due 1/15/38 - 10/15/38	34,458
43,934	4.500% due 3/15/41	44,037
357,818	4.000% due 6/15/41 - 11/15/45	348,887
176,445	3.000% due 9/15/42 - 10/15/42	163,032
105,478	3.500% due 6/15/48 - 5/15/50	100,434
	Government National Mortgage Association II (GNMA):
591,873	6.000% due 7/20/37 - 12/20/52	599,176
5,991,472	4.500% due 1/20/40 - 4/20/53	5,855,104
2,450,168	5.000% due 7/20/40 - 4/20/53	2,433,448
5,996,349	4.000% due 11/20/40 - 3/20/53	5,742,803
15,112,436	3.000% due 1/20/43 - 12/20/52	13,650,981
8,706,288	3.500% due 6/20/43 - 12/20/52	8,126,829
17,796,047	2.500% due 9/20/50 - 9/20/52	15,569,062
9,377,793	2.000% due 10/20/50 - 4/20/52	7,970,965
1,369,988	5.500% due 11/20/52 - 4/20/53	1,369,605
2,400,000	2.000% due 6/1/53(b)	2,034,375
5,825,000	2.500% due 6/1/53 - 7/1/53(b)	5,088,272
2,200,000	3.500% due 6/1/53(b)	2,038,094
500,000	4.000% due 6/1/53(b)	475,078
3,775,000	4.500% due 6/1/53(b)	3,663,298

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
MORTGAGE-BACKED SECURITIES - 32.1% - (continued)
GNMA - 5.2% - (continued)
$ 5,300,000		5.000% due 6/1/53(b)	$5,229,920
900,000		5.500% due 6/1/53(b)	899,086
300,000		6.000% due 6/1/53(b)	302,648

		Total GNMA	82,045,354

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $535,655,515)	506,770,638

CORPORATE BONDS & NOTES - 28.0%
Aerospace/Defense - 1.0%
		BAE Systems Holdings Inc., Company Guaranteed Notes:
735,000	BBB+	3.800% due 10/7/24(c)	719,281
1,630,000	BBB+	3.850% due 12/15/25(c)	1,575,711
		Boeing Co. (The), Senior Unsecured Notes:
530,000	BBB-	1.433% due 2/4/24	514,284
990,000	BBB-	4.875% due 5/1/25	980,664
700,000	BBB-	2.196% due 2/4/26	646,064
50,000	BBB-	3.100% due 5/1/26	47,126
70,000	BBB-	2.700% due 2/1/27	64,339
480,000	BBB-	2.800% due 3/1/27	440,376
260,000	BBB-	3.200% due 3/1/29	234,450
250,000	BBB-	5.150% due 5/1/30	247,965
440,000	BBB-	3.250% due 2/1/35	354,443
40,000	BBB-	3.550% due 3/1/38	31,059
420,000	BBB-	5.705% due 5/1/40	412,672
140,000	BBB-	3.750% due 2/1/50	103,000
490,000	BBB-	5.805% due 5/1/50	479,141
248,000	BBB-	3.950% due 8/1/59	178,196
260,000	BBB-	5.930% due 5/1/60	253,057
		General Dynamics Corp., Company Guaranteed Notes:
350,000	A-	3.750% due 5/15/28	338,238
10,000	A-	4.250% due 4/1/40	9,144
60,000	A-	4.250% due 4/1/50	54,163
82,000	BBB	L3 Technologies Inc., Company Guaranteed Notes, 3.850% due 12/15/26	78,959
		L3Harris Technologies Inc., Senior Unsecured Notes:
489,000	BBB	3.850% due 12/15/26	470,866
1,685,000	BBB	4.400% due 6/15/28	1,641,938
30,000	BBB	5.054% due 4/27/45	27,679
		Lockheed Martin Corp., Senior Unsecured Notes:
84,000	A-	3.550% due 1/15/26	82,217
90,000	A-	3.900% due 6/15/32	85,019
40,000	A-	4.500% due 5/15/36	38,955
236,000	A-	3.800% due 3/1/45	196,881
694,000	A-	4.150% due 6/15/53	601,482
		Northrop Grumman Corp., Senior Unsecured Notes:
160,000	BBB+	2.930% due 1/15/25	154,343
480,000	BBB+	3.250% due 1/15/28	452,456
258,000	BBB+	4.750% due 6/1/43	237,635
321,000	BBB+	4.030% due 10/15/47	268,156
280,000	BBB+	5.250% due 5/1/50	279,463

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Aerospace/Defense - 1.0% - (continued)
$ 534,000	BBB+	4.950% due 3/15/53	$507,475
		Raytheon Co., Senior Unsecured Notes:
40,000	A-	7.200% due 8/15/27	43,302
24,000	A-	7.000% due 11/1/28	25,847
55,000	A-	4.200% due 12/15/44	45,039
		Raytheon Technologies Corp., Senior Unsecured Notes:
70,000	A-	3.150% due 12/15/24	67,595
260,000	A-	3.950% due 8/16/25	255,292
90,000	A-	4.125% due 11/16/28	87,160
140,000	A-	2.250% due 7/1/30	118,613
816,000	A-	2.375% due 3/15/32	675,546
160,000	A-	4.500% due 6/1/42	146,030
387,000	A-	3.750% due 11/1/46	307,502
724,000	A-	2.820% due 9/1/51	475,354
273,000	A-	3.030% due 3/15/52	188,148
275,000	B+	TransDigm Inc., Senior Secured Notes, 6.750% due 8/15/28(c)	275,626

		Total Aerospace/Defense	15,517,951

Agriculture - 0.5%
		Altria Group Inc., Company Guaranteed Notes:
40,000	BBB	2.350% due 5/6/25	37,924
310,000	BBB	4.400% due 2/14/26	306,745
1,086,000	BBB	2.450% due 2/4/32	850,659
205,000	BBB	5.800% due 2/14/39	198,364
272,000	BBB	3.400% due 2/4/41	186,219
80,000	BBB	3.875% due 9/16/46	55,450
410,000	BBB	5.950% due 2/14/49	380,258
82,000	BBB	6.200% due 2/14/59	77,501
		BAT Capital Corp., Company Guaranteed Notes:
500,000	BBB+	3.557% due 8/15/27	460,057
348,000	BBB+	2.259% due 3/25/28	299,325
1,914,000	BBB+	4.540% due 8/15/47	1,371,178
107,000	BBB+	4.758% due 9/6/49	79,182
237,000	BBB+	3.984% due 9/25/50	155,810
680,000	BBB+	5.650% due 3/16/52	582,857
150,000	A	Cargill Inc., Senior Unsecured Notes, 1.375% due 7/23/23(c)	149,159
		Imperial Brands Finance PLC, Company Guaranteed Notes:
400,000	BBB	3.125% due 7/26/24(c)	386,296
205,000	BBB	3.500% due 7/26/26(c)	192,287
		Philip Morris International Inc., Senior Unsecured Notes:
987,000	A-	5.125% due 11/17/27	998,097
210,000	A-	2.100% due 5/1/30	173,684
60,000	A-	4.500% due 3/20/42	51,004
961,000	BBB+	Reynolds American Inc., Company Guaranteed Notes, 5.850% due 8/15/45	840,868

		Total Agriculture	7,832,924

Airlines - 0.2%
43,098	A2(d)	Air Canada Class AA Pass-Through Trust, Pass-Thru Certificates, 3.300% due 1/15/30(c)	38,187
34,088	A-	American Airlines Class AA Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 3.600% due 9/22/27	31,370
252,082	A-	American Airlines Class AA Pass-Through Trust, Series 2016-1, Pass-Thru Certificates, 3.575% due 1/15/28	230,998

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Airlines - 0.2% - (continued)
$ 40,292	A-	American Airlines Class AA Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 3.200% due 6/15/28	$36,188
14,910	Baa1(d)	American Airlines Class AA Pass-Through Trust, Series 2017-1, Pass-Thru Certificates, 3.650% due 2/15/29	13,544
91,478	B	American Airlines Class B Pass-Through Trust, Series 2015-2, Pass-Thru Certificates, 4.400% due 9/22/23	90,554
46,000	B	American Airlines Class B Pass-Through Trust, Series 2016-2, Pass-Thru Certificates, 4.375% due 6/15/24(c)	44,699
514	B	American Airlines Class B Pass-Through Trust, Series 2016-3, Pass-Thru Certificates, 3.750% due 10/15/25	475
		Delta Air Lines Inc.:
850,000	BBB-	Senior Secured Notes, 7.000% due 5/1/25(c)	874,355
		Senior Unsecured Notes:
200,000	BB	2.900% due 10/28/24	193,360
210,000	BB	7.375% due 1/15/26	220,607
		Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes:
191,668	Baa1(d)	4.500% due 10/20/25(c)	188,115
120,000	Baa1(d)	4.750% due 10/20/28(c)	116,024
20,000	Ba3(d)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(c)	18,617
144,500	Baa3(d)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(c)	144,395
95,743	Ba2(d)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(c)	96,727
		United Airlines Class AA Pass-Through Trust, Pass-Thru Certificates:
28,800	AA-	3.450% due 12/1/27	26,534
3,549	A2(d)	3.100% due 7/7/28	3,208
37,591	A3(d)	2.875% due 10/7/28	33,299
15,687	A2(d)	3.500% due 3/1/30	14,178
48,755	A2(d)	4.150% due 8/25/31	45,139
73,015	A2(d)	2.700% due 5/1/32	62,000
		United Airlines Class B Pass-Through Trust, Pass-Thru Certificates:
3,174	Ba2(d)	3.650% due 10/7/25	2,963
62,879	Baa3(d)	3.500% due 5/1/28	57,337
		United AirLines Inc., Senior Secured Notes:
130,000	BB	4.375% due 4/15/26(c)	123,108
810,000	BB	4.625% due 4/15/29(c)	734,585

		Total Airlines	3,440,566

Apparel - 0.0%@
		NIKE Inc., Senior Unsecured Notes:
40,000	AA-	2.400% due 3/27/25	38,530
200,000	AA-	2.750% due 3/27/27	189,628
140,000	AA-	2.850% due 3/27/30	127,764
100,000	AA-	3.250% due 3/27/40	81,672
220,000	AA-	3.375% due 3/27/50	175,082

		Total Apparel	612,676

Auto Manufacturers - 0.3%
		Ford Motor Co., Senior Unsecured Notes:
270,000	BB+	3.250% due 2/12/32	205,412
140,000	BB+	6.100% due 8/19/32	131,576
30,000	BB+	4.750% due 1/15/43	22,146
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
500,000	BB+	4.950% due 5/28/27	468,461
460,000	BB+	2.900% due 2/16/28	389,090
220,000	BB+	2.900% due 2/10/29	179,280
200,000	BB+	5.113% due 5/3/29	183,295

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Auto Manufacturers - 0.3% - (continued)
$ 640,000	BB+	7.350% due 3/6/30	$645,312
200,000	BB+	4.000% due 11/13/30	168,235
		General Motors Co., Senior Unsecured Notes:
290,000	BBB	6.125% due 10/1/25	294,407
286,000	BBB	5.400% due 10/15/29	280,405
250,000	BBB	6.250% due 10/2/43	236,664
455,000	BBB	5.200% due 4/1/45	378,422
		General Motors Financial Co., Inc.:
100,000	BBB	Company Guaranteed Notes, 4.350% due 1/17/27	96,524
		Senior Unsecured Notes:
252,000	BBB	6.050% due 10/10/25	253,781
111,000	BBB	4.300% due 4/6/29	102,793
		Nissan Motor Co., Ltd., Senior Unsecured Notes:
250,000	BB+	3.043% due 9/15/23(c)	247,444
600,000	BB+	3.522% due 9/17/25(c)	557,376
570,000	BB+	4.345% due 9/17/27(c)	512,908

		Total Auto Manufacturers	5,353,531

Banks - 7.1%
450,000	BBB	ABN AMRO Bank NV, Senior Unsecured Notes, 2.470% (1-Year CMT Index + 1.100%) due 12/13/29(a)(c)	380,819
600,000	A-	Banco Santander SA, Senior Unsecured Notes, 2.746% due 5/28/25	561,389
		Bank of America Corp.:
		Senior Unsecured Notes:
490,000	A-	4.125% due 1/22/24	485,268
280,000	A-	4.000% due 4/1/24	276,718
630,000	A-	3.841% (SOFR + 1.110%) due 4/25/25(a)	619,446
15,000	A-	0.981% (SOFR + 0.910%) due 9/25/25(a)	14,065
210,000	A-	3.500% due 4/19/26	202,513
119,000	A-	1.197% (SOFR + 1.010%) due 10/24/26(a)	107,337
740,000	A-	1.658% (SOFR + 0.910%) due 3/11/27(a)	668,874
400,000	A-	1.734% (SOFR + 0.960%) due 7/22/27(a)	357,160
1,941,000	A-	3.824% (3-Month Term SOFR + 1.837%) due 1/20/28(a)	1,843,181
130,000	A-	4.376% (SOFR + 1.580%) due 4/27/28(a)	125,823
50,000	A-	3.593% (3-Month Term SOFR + 1.632%) due 7/21/28(a)	46,663
435,000	A-	3.419% (3-Month Term SOFR + 1.040%) due 12/20/28(a)	400,448
1,660,000	A-	3.970% (3-Month Term SOFR + 1.332%) due 3/5/29(a)	1,567,916
2,380,000	A-	5.202% (SOFR + 1.630%) due 4/25/29(a)	2,374,234
3,375,000	A-	2.087% (SOFR + 1.060%) due 6/14/29(a)	2,894,185
875,000	A-	3.974% (3-Month Term SOFR + 1.472%) due 2/7/30(a)	812,606
238,000	A-	2.884% (3-Month Term SOFR + 1.452%) due 10/22/30(a)	205,494
633,000	A-	2.496% (3-Month Term SOFR + 1.252%) due 2/13/31(a)	531,235
1,508,000	A-	2.592% (SOFR + 2.150%) due 4/29/31(a)	1,267,582
172,000	A-	1.898% (SOFR + 1.530%) due 7/23/31(a)	136,917
886,000	A-	1.922% (SOFR + 1.370%) due 10/24/31(a)	700,382
3,000	A-	2.651% (SOFR + 1.220%) due 3/11/32(a)	2,483
1,200,000	A-	2.687% (SOFR + 1.320%) due 4/22/32(a)	992,178
715,000	A-	2.299% (SOFR + 1.220%) due 7/21/32(a)	570,150
920,000	A-	2.572% (SOFR + 1.210%) due 10/20/32(a)	747,497
564,000	A-	2.972% (SOFR + 1.330%) due 2/4/33(a)	470,893

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Banks - 7.1% - (continued)
$ 840,000	A-	4.571% (SOFR + 1.830%) due 4/27/33(a)	$790,104
3,269,000	A-	5.288% (SOFR + 1.910%) due 4/25/34(a)	3,249,216
240,000	A-	5.000% due 1/21/44	226,282
530,000	A-	4.330% (3-Month Term SOFR + 1.782%) due 3/15/50(a)	444,642
310,000	A-	4.083% (3-Month Term SOFR + 3.412%) due 3/20/51(a)	249,372
		Subordinated Notes:
600,000	BBB+	4.200% due 8/26/24	590,446
740,000	BBB+	4.000% due 1/22/25	723,308
30,000	BBB+	7.250% due 10/15/25	31,008
40,000	BBB+	4.450% due 3/3/26	39,146
20,000	BBB+	4.250% due 10/22/26	19,365
		Bank of Montreal:
300,000	A-	Senior Unsecured Notes, 1.850% due 5/1/25	281,372
50,000	BBB+	Subordinated Notes, 3.803% (5-Year USD Swap Rate + 1.432%) due 12/15/32(a)	44,719
		Bank of New York Mellon Corp. (The), Senior Unsecured Notes:
90,000	A	1.600% due 4/24/25	84,523
390,000	A	4.289% (SOFR + 1.418%) due 6/13/33(a)	368,203
440,000	A	5.834% (SOFR + 2.074%) due 10/25/33(a)	462,761
		Bank of Nova Scotia (The):
170,000	A-	Senior Unsecured Notes, 1.300% due 6/11/25	156,788
180,000	BBB+	Subordinated Notes, 4.588% (5-Year CMT Index + 2.050%) due 5/4/37(a)	156,480
		Barclays PLC:
620,000	BBB+	Senior Unsecured Notes, 4.972% (3-Month USD-LIBOR + 1.902%) due 5/16/29(a)	592,538
200,000	BBB-	Subordinated Notes, 5.088% (3-Month USD-LIBOR + 3.054%) due 6/20/30(a)	186,315
		BNP Paribas SA:
		Senior Unsecured Notes:
1,140,000	A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(c)	1,129,557
220,000	A-	2.219% (SOFR + 2.074%) due 6/9/26(a)(c)	204,341
750,000	A-	4.400% due 8/14/28(c)	719,410
680,000	A+	5.125% (1-Year CMT Index + 1.450%) due 1/13/29(a)(c)	678,826
200,000	A-	2.871% (SOFR + 1.387%) due 4/19/32(a)(c)	165,070
200,000	BBB+	Subordinated Notes, 4.375% (5-Year USD Swap Rate + 1.483%) due 3/1/33(a)(c)	183,204
		Citigroup Inc.:
220,000	BB+	Junior Subordinated Notes, 5.950% (3-Month Term SOFR + 4.167%)(a)(e)	206,872
		Senior Unsecured Notes:
120,000	BBB+	3.106% (SOFR + 2.842%) due 4/8/26(a)	115,109
70,000	BBB+	4.658% (SOFR + 1.887%) due 5/24/28(a)	68,933
970,000	BBB+	3.520% (3-Month Term SOFR + 1.413%) due 10/27/28(a)	902,596
200,000	BBB+	4.075% (3-Month Term SOFR + 1.454%) due 4/23/29(a)	189,056
100,000	BBB+	3.980% (3-Month Term SOFR + 1.600%) due 3/20/30(a)	92,704
815,000	BBB+	2.976% (SOFR + 1.422%) due 11/5/30(a)	706,927
210,000	BBB+	4.412% (SOFR + 3.914%) due 3/31/31(a)	198,211
70,000	BBB+	2.572% (SOFR + 2.107%) due 6/3/31(a)	58,697
520,000	BBB+	2.561% (SOFR + 1.167%) due 5/1/32(a)	425,618
160,000	BBB+	2.520% (SOFR + 1.177%) due 11/3/32(a)	129,185
3,520,000	BBB+	3.057% (SOFR + 1.351%) due 1/25/33(a)	2,961,527
250,000	BBB+	3.785% (SOFR + 1.939%) due 3/17/33(a)	221,631
220,000	BBB+	4.910% (SOFR + 2.086%) due 5/24/33(a)	213,815

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Banks - 7.1% - (continued)
$ 314,000	BBB+	8.125% due 7/15/39	$399,191
196,000	BBB+	4.650% due 7/30/45	173,718
70,000	BBB+	4.650% due 7/23/48	62,129
		Subordinated Notes:
670,000	BBB	4.400% due 6/10/25	654,820
250,000	BBB	5.500% due 9/13/25	250,144
890,000	BBB	4.300% due 11/20/26	859,511
30,000	BBB	6.625% due 6/15/32	31,693
100,000	BBB	6.675% due 9/13/43	106,394
286,000	BBB	5.300% due 5/6/44	261,749
30,000	BBB	4.750% due 5/18/46	25,298
58,000	AA-	Commonwealth Bank of Australia, Senior Unsecured Notes, 3.900% due 7/12/47(c)	49,808
		Cooperatieve Rabobank UA:
990,000	BBB+	Company Guaranteed Notes, 4.375% due 8/4/25	964,863
		Senior Unsecured Notes:
250,000	A-	3.649% (1-Year CMT Index + 1.220%) due 4/6/28(a)(c)	233,516
270,000	A-	3.758% (1-Year CMT Index + 1.420%) due 4/6/33(a)(c)	238,361
500,000	A-	Credit Agricole SA, Senior Unsecured Notes, 1.907% (SOFR + 1.676%) due 6/16/26(a)(c)	462,464
		Credit Suisse AG, Senior Unsecured Notes:
1,200,000	A-	7.950% due 1/9/25	1,219,800
782,000	A-	3.700% due 2/21/25	743,514
250,000	A-	2.950% due 4/9/25	234,219
517,000	A-	5.000% due 7/9/27	499,497
250,000	A-	7.500% due 2/15/28	266,530
		Credit Suisse Group AG:
760,000	C(f)	Junior Subordinated Notes, 9.750% (5-Year CMT Index + 6.383%)(a)(c)(e)(g)	36,100
		Senior Unsecured Notes:
175,000	BBB-	2.593% (SOFR + 1.560%) due 9/11/25(a)(c)	165,140
320,000	BBB-	4.550% due 4/17/26	301,200
370,000	BBB-	2.193% (SOFR + 2.044%) due 6/5/26(a)(c)	336,345
355,000	BBB-	6.373% (SOFR + 3.340%) due 7/15/26(a)(c)	350,275
900,000	BBB-	1.305% (SOFR + 0.980%) due 2/2/27(a)(c)	779,931
60,000	BBB-	3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(a)(c)	53,737
511,000	BBB-	4.194% (SOFR + 3.730%) due 4/1/31(a)(c)	450,390
1,915,000	BBB-	3.091% (SOFR + 1.730%) due 5/14/32(a)(c)	1,548,440
3,080,000	BBB-	6.537% (SOFR + 3.920%) due 8/12/33(a)(c)	3,151,056
1,720,000	BBB-	9.016% (SOFR + 5.020%) due 11/15/33(a)(c)	2,042,122
		Danske Bank AS, Senior Unsecured Notes:
800,000	BBB+	5.375% due 1/12/24(c)	793,835
260,000	BBB+	4.298% (1-Year CMT Index + 1.750%) due 4/1/28(a)(c)	244,341
645,000	A	DNB Bank ASA, Senior Unsecured Notes, 1.127% (1-Year CMT Index + 0.850%) due 9/16/26(a)(c)	579,438
11,000	BB+	Goldman Sachs Capital II, Limited Guaranteed Notes, 6.264% (3-Month USD-LIBOR + 0.768%)(a)(e)	8,355
		Goldman Sachs Group Inc. (The):
		Senior Unsecured Notes:
1,120,000	BBB+	1.217% due 12/6/23	1,095,418
265,000	BBB+	0.657% (SOFR + 0.505%) due 9/10/24(a)	260,981
689,000	BBB+	0.925% (SOFR + 0.486%) due 10/21/24(a)	675,134
140,000	BBB+	3.500% due 4/1/25	135,276

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Banks - 7.1% - (continued)
$ 145,000	BBB+	3.272% (3-Month Term SOFR + 1.463%) due 9/29/25(a)	$140,299
150,000	BBB+	3.500% due 11/16/26	142,226
685,000	BBB+	1.431% (SOFR + 0.798%) due 3/9/27(a)	615,843
1,460,000	BBB+	1.542% (SOFR + 0.818%) due 9/10/27(a)	1,288,900
218,000	BBB+	2.640% (SOFR + 1.114%) due 2/24/28(a)	197,808
70,000	BBB+	3.615% (SOFR + 1.846%) due 3/15/28(a)	66,133
620,000	BBB+	3.814% (3-Month Term SOFR + 1.420%) due 4/23/29(a)	578,668
940,000	BBB+	4.223% (3-Month Term SOFR + 1.563%) due 5/1/29(a)	892,134
100,000	BBB+	1.992% (SOFR + 1.090%) due 1/27/32(a)	79,165
2,992,000	BBB+	2.615% (SOFR + 1.281%) due 4/22/32(a)	2,468,161
900,000	BBB+	2.383% (SOFR + 1.248%) due 7/21/32(a)	725,069
1,490,000	BBB+	2.650% (SOFR + 1.264%) due 10/21/32(a)	1,221,112
210,000	BBB+	6.250% due 2/1/41	224,554
30,000	BBB+	3.210% (SOFR + 1.513%) due 4/22/42(a)	21,966
70,000	BBB+	2.908% (SOFR + 1.472%) due 7/21/42(a)	48,631
100,000	BBB+	4.750% due 10/21/45	89,707
		Subordinated Notes:
600,000	BBB	4.250% due 10/21/25	584,951
460,000	BBB	6.750% due 10/1/37	491,207
290,000	BBB	5.150% due 5/22/45	267,664
		HSBC Holdings PLC:
		Senior Unsecured Notes:
105,000	A-	1.645% (SOFR + 1.538%) due 4/18/26(a)	96,981
700,000	A-	2.099% (SOFR + 1.929%) due 6/4/26(a)	650,872
485,000	A-	1.589% (SOFR + 1.290%) due 5/24/27(a)	430,706
405,000	A-	4.755% (SOFR + 2.110%) due 6/9/28(a)	393,084
2,070,000	A-	2.206% (SOFR + 1.285%) due 8/17/29(a)	1,748,374
420,000	A-	3.973% (3-Month USD-LIBOR + 1.610%) due 5/22/30(a)	383,722
430,000	A-	2.804% (SOFR + 1.187%) due 5/24/32(a)	349,544
690,000	A-	6.332% (SOFR + 2.650%) due 3/9/44(a)	713,943
		Subordinated Notes:
220,000	BBB	4.762% (SOFR + 2.530%) due 3/29/33(a)	199,671
190,000	BBB	6.500% due 9/15/37	198,373
200,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 5.017% due 6/26/24(c)	194,605
		JPMorgan Chase & Co.:
		Senior Unsecured Notes:
270,000	A-	1.514% (SOFR + 1.455%) due 6/1/24(a)	270,047
430,000	A-	4.023% (3-Month Term SOFR + 1.262%) due 12/5/24(a)	426,266
240,000	A-	3.845% (SOFR + 0.980%) due 6/14/25(a)	235,312
435,000	A-	0.969% (3-Month Term SOFR + 0.580%) due 6/23/25(a)	413,855
1,080,000	A-	1.561% (SOFR + 0.605%) due 12/10/25(a)	1,013,715
280,000	A-	2.083% (SOFR + 1.850%) due 4/22/26(a)	263,481
1,745,000	A-	1.578% (SOFR + 0.885%) due 4/22/27(a)	1,568,848
360,000	A-	1.470% (SOFR + 0.765%) due 9/22/27(a)	319,327
480,000	A-	4.203% (3-Month Term SOFR + 1.522%) due 7/23/29(a)	460,151
480,000	A-	4.452% (3-Month Term SOFR + 1.330%) due 12/5/29(a)	463,793
658,000	A-	3.702% (3-Month Term SOFR + 1.422%) due 5/6/30(a)	608,823
400,000	A-	4.565% (SOFR + 1.750%) due 6/14/30(a)	387,454

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Banks - 7.1% - (continued)
$ 345,000	A-	2.739% (3-Month Term SOFR + 1.510%) due 10/15/30(a)	$299,298
150,000	A-	2.522% (SOFR + 2.040%) due 4/22/31(a)	127,475
569,000	A-	1.953% (SOFR + 1.065%) due 2/4/32(a)	453,429
2,385,000	A-	2.580% (3-Month Term SOFR + 1.250%) due 4/22/32(a)	1,985,052
665,000	A-	2.545% (SOFR + 1.180%) due 11/8/32(a)	545,278
65,000	A-	2.963% (SOFR + 1.260%) due 1/25/33(a)	55,010
1,491,000	A-	5.350% (SOFR + 1.845%) due 6/1/34(a)	1,509,505
200,000	A-	3.964% (3-Month Term SOFR + 1.642%) due 11/15/48(a)	161,552
50,000	A-	3.109% (SOFR + 2.440%) due 4/22/51(a)	34,514
		Subordinated Notes:
270,000	BBB+	3.875% due 9/10/24	264,364
210,000	BBB+	4.250% due 10/1/27	205,133
490,000	BBB+	4.950% due 6/1/45	453,609
		Lloyds Banking Group PLC:
		Senior Unsecured Notes:
400,000	BBB+	3.900% due 3/12/24	393,649
200,000	BBB+	4.375% due 3/22/28	192,823
980,000	BBB+	4.976% (1-Year CMT Index + 2.300%) due 8/11/33(a)	928,365
245,000	BBB-	Subordinated Notes, 4.582% due 12/10/25	235,581
		Macquarie Group Ltd., Senior Unsecured Notes:
540,000	BBB+	1.201% (SOFR + 0.694%) due 10/14/25(a)(c)	505,894
540,000	BBB+	1.340% (SOFR + 1.069%) due 1/12/27(a)(c)	483,653
250,000	AA+	National Securities Clearing Corp., Senior Unsecured Notes, 1.500% due 4/23/25(c)	233,305
		NatWest Group PLC, Senior Unsecured Notes:
200,000	BBB+	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(a)	199,639
755,000	BBB+	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(a)	742,459
400,000	BBB+	5.076% (3-Month USD-LIBOR + 1.905%) due 1/27/30(a)	388,715
1,220,000	A-	PNC Financial Services Group Inc. (The), Senior Unsecured Notes, 5.068% (SOFR + 1.933%) due 1/24/34(a)	1,178,223
		Royal Bank of Canada, Senior Unsecured Notes:
160,000	A	1.150% due 6/10/25	147,642
250,000	A	3.875% due 5/4/32	228,606
30,000	BBB+	Santander Holdings USA Inc., Senior Unsecured Notes, 4.500% due 7/17/25	29,024
		Santander UK Group Holdings PLC, Senior Unsecured Notes:
180,000	BBB	4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(a)	178,579
235,000	BBB	1.089% (SOFR + 0.787%) due 3/15/25(a)	224,435
790,000	BBB	1.532% (1-Year CMT Index + 1.250%) due 8/21/26(a)	707,549
1,440,000	BBB	1.673% (SOFR + 0.989%) due 6/14/27(a)	1,248,991
535,000	BBB-	Santander UK PLC, Subordinated Notes, 5.000% due 11/7/23(c)	531,172
200,000	A+	Swedbank AB, Senior Unsecured Notes, 1.300% due 6/2/23(c)	200,000
		Toronto-Dominion Bank (The), Senior Unsecured Notes:
310,000	A	0.750% due 6/12/23	309,577
150,000	A	1.150% due 6/12/25	138,315
280,000	A	4.456% due 6/8/32	264,882
		UBS Group AG:
1,070,000	BB	Junior Subordinated Notes, 7.000% (5-Year USD Swap Rate + 4.344%)(a)(c)(e)	1,024,525
300,000	A-	Senior Unsecured Notes, 4.751% (1-Year CMT Index + 1.750%) due 5/12/28(a)(c)	287,824
		US Bancorp, Senior Unsecured Notes:
350,000	A	1.450% due 5/12/25	322,598

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Banks - 7.1% - (continued)
$ 300,000	A	5.850% (SOFR + 2.090%) due 10/21/33(a)	$302,928
1,365,000	A	4.839% (SOFR + 1.600%) due 2/1/34(a)	1,280,323
		Wells Fargo & Co.:
50,000	BB+	Junior Subordinated Notes, 5.875% (3-Month USD-LIBOR + 3.990%)(a)(e)	49,625
		Senior Unsecured Notes:
270,000	BBB+	3.750% due 1/24/24	266,963
300,000	BBB+	2.188% (SOFR + 2.000%) due 4/30/26(a)	282,467
500,000	BBB+	3.000% due 10/23/26	466,848
145,000	BBB+	3.526% (SOFR + 1.510%) due 3/24/28(a)	136,050
2,759,000	BBB+	3.584% (3-Month Term SOFR + 1.572%) due 5/22/28(a)	2,594,232
510,000	BBB+	2.393% (SOFR + 2.100%) due 6/2/28(a)	456,474
490,000	BBB+	4.150% due 1/24/29	464,854
650,000	BBB+	2.879% (3-Month Term SOFR + 1.432%) due 10/30/30(a)	562,633
355,000	BBB+	2.572% (SOFR + 1.262%) due 2/11/31(a)	299,862
100,000	BBB+	4.478% (SOFR + 4.032%) due 4/4/31(a)	95,236
2,645,000	BBB+	3.350% (SOFR + 1.500%) due 3/2/33(a)	2,273,756
290,000	BBB+	4.897% (SOFR + 2.100%) due 7/25/33(a)	279,926
468,000	BBB+	5.389% (SOFR + 2.020%) due 4/24/34(a)	467,983
2,530,000	BBB+	5.013% (3-Month Term SOFR + 4.502%) due 4/4/51(a)	2,307,169
		Subordinated Notes:
169,000	BBB	4.480% due 1/16/24	167,634
230,000	BBB	5.375% due 11/2/43	216,281
110,000	BBB	5.606% due 1/15/44	104,895
280,000	BBB	4.650% due 11/4/44	237,943
450,000	BBB	4.900% due 11/17/45	391,741
40,000	BBB	4.400% due 6/14/46	32,344
160,000	BBB	4.750% due 12/7/46	134,886

		Total Banks	111,604,508

Beverages - 0.3%
		Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
340,000	A-	3.650% due 2/1/26	331,262
420,000	A-	4.900% due 2/1/46	397,962
		Anheuser-Busch InBev Worldwide Inc., Company Guaranteed Notes:
140,000	A-	4.000% due 4/13/28	137,163
240,000	A-	4.750% due 1/23/29	241,940
644,000	A-	3.500% due 6/1/30	603,879
160,000	A-	4.350% due 6/1/40	146,705
22,000	A-	4.600% due 4/15/48	20,184
378,000	A-	5.550% due 1/23/49	394,721
650,000	BBB-	Bacardi Ltd., Company Guaranteed Notes, 4.450% due 5/15/25(c)	636,944
		Coca-Cola Co. (The), Senior Unsecured Notes:
110,000	A+	3.375% due 3/25/27	107,305
160,000	A+	1.450% due 6/1/27	145,339
190,000	A+	2.500% due 6/1/40	142,561
60,000	A+	2.600% due 6/1/50	41,484
		Constellation Brands Inc., Senior Unsecured Notes:
100,000	BBB	3.600% due 5/9/24	98,074
130,000	BBB	4.350% due 5/9/27	127,796

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Beverages - 0.3% - (continued)
$ 30,000	BBB	2.250% due 8/1/31	$24,509
		Molson Coors Beverage Co., Company Guaranteed Notes:
50,000	BBB-	3.000% due 7/15/26	47,120
60,000	BBB-	4.200% due 7/15/46	48,456
		PepsiCo Inc., Senior Unsecured Notes:
20,000	A+	2.625% due 3/19/27	18,848
150,000	A+	1.625% due 5/1/30	125,335
60,000	A+	2.875% due 10/15/49	44,183
297,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(c)	248,029

		Total Beverages	4,129,799

Biotechnology - 0.3%
		Amgen Inc., Senior Unsecured Notes:
70,000	BBB+	3.625% due 5/22/24	68,693
173,000	BBB+	5.150% due 3/2/28	174,468
180,000	BBB+	4.050% due 8/18/29	171,678
520,000	BBB+	2.450% due 2/21/30	447,393
520,000	BBB+	5.250% due 3/2/33	522,395
520,000	BBB+	5.600% due 3/2/43	515,032
256,000	BBB+	3.375% due 2/21/50	182,289
770,000	BBB+	5.650% due 3/2/53	767,914
595,000	BBB+	4.400% due 2/22/62	478,308
80,000	BBB+	5.750% due 3/2/63	79,498
114,000	BBB+	Biogen Inc., Senior Unsecured Notes, 2.250% due 5/1/30	95,636
		Gilead Sciences Inc., Senior Unsecured Notes:
160,000	BBB+	3.700% due 4/1/24	157,678
60,000	BBB+	3.650% due 3/1/26	58,276
137,000	BBB+	4.000% due 9/1/36	124,631
166,000	BBB+	2.600% due 10/1/40	118,600
218,000	BBB+	4.800% due 4/1/44	204,736
171,000	BBB+	4.500% due 2/1/45	154,680
130,000	BBB+	4.750% due 3/1/46	121,935
727,000	B-	Grifols Escrow Issuer SA, Senior Unsecured Notes, 4.750% due 10/15/28(c)	615,758

		Total Biotechnology	5,059,598

Building Materials - 0.0%@
30,000	BB-	Builders FirstSource Inc., Company Guaranteed Notes, 4.250% due 2/1/32(c)	25,802

Chemicals - 0.2%
4,000	BBB	Eastman Chemical Co., Senior Unsecured Notes, 4.500% due 12/1/28	3,878
69,000	A-	Ecolab Inc., Senior Unsecured Notes, 2.750% due 8/18/55	42,951
		International Flavors & Fragrances Inc.:
205,000	BBB-	Company Guaranteed Notes, 3.468% due 12/1/50(c)	135,030
1,301,000	BBB-	Senior Unsecured Notes, 2.300% due 11/1/30(c)	1,034,000
21,000	BBB	LYB International Finance III LLC, Company Guaranteed Notes, 4.200% due 5/1/50	15,737
400,000	BBB	MEGlobal BV, Company Guaranteed Notes, 4.250% due 11/3/26(c)	387,653
30,000	BBB	Monsanto Co., Senior Unsecured Notes, 4.400% due 7/15/44	22,043
		OCP SA, Senior Unsecured Notes:
200,000	BB+	4.500% due 10/22/25(c)	194,562
200,000	BB+	3.750% due 6/23/31(c)	164,647
200,000	BB+	5.125% due 6/23/51(c)	145,036

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Chemicals - 0.2% - (continued)
		Orbia Advance Corp. SAB de CV, Company Guaranteed Notes:
$ 270,000	BBB-	1.875% due 5/11/26(c)	$243,607
260,000	BBB-	2.875% due 5/11/31(c)	205,759
84,000	BBB	Westlake Corp., Senior Unsecured Notes, 3.375% due 8/15/61	50,594

		Total Chemicals	2,645,497

Coal - 0.0%@
		Teck Resources Ltd., Senior Unsecured Notes:
200,000	BBB-	3.900% due 7/15/30	183,954
10,000	BBB-	6.000% due 8/15/40	9,681

		Total Coal	193,635

Commercial Services - 0.3%
76,000	BB	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 6/15/23	75,964
		Cintas Corp. No 2, Company Guaranteed Notes:
110,000	A-	3.700% due 4/1/27	107,114
90,000	A-	4.000% due 5/1/32	85,899
530,000	BBB	Equifax Inc., Senior Unsecured Notes, 5.100% due 6/1/28	523,871
		Global Payments Inc., Senior Unsecured Notes:
369,000	BBB-	4.950% due 8/15/27	363,429
1,114,000	BBB-	3.200% due 8/15/29	973,990
665,000	BBB-	2.900% due 5/15/30	561,146
230,000	BBB-	5.400% due 8/15/32	224,278
553,000	BBB-	5.950% due 8/15/52	515,409
		Moody’s Corp., Senior Unsecured Notes:
372,000	BBB+	2.000% due 8/19/31	301,841
296,000	BBB+	3.750% due 2/25/52	230,055
		PayPal Holdings Inc., Senior Unsecured Notes:
200,000	A-	1.650% due 6/1/25	188,275
100,000	A-	2.300% due 6/1/30	84,996
59,000	BBB+	RELX Capital Inc., Company Guaranteed Notes, 4.000% due 3/18/29	56,719
		United Rentals North America Inc.:
		Company Guaranteed Notes:
50,000	BB+	3.875% due 2/15/31	42,969
120,000	BB+	3.750% due 1/15/32	100,579
20,000	BBB-	Secured Notes, 3.875% due 11/15/27	18,532
60,000	B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(c)	52,910
60,000	B-	WASH Multifamily Acquisition Inc., Senior Secured Notes, 5.750% due 4/15/26(c)	53,599

		Total Commercial Services	4,561,575

Computers - 0.2%
		Apple Inc., Senior Unsecured Notes:
290,000	AA+	1.125% due 5/11/25	271,920
280,000	AA+	2.450% due 8/4/26	265,337
400,000	AA+	3.350% due 2/9/27	389,840
360,000	AA+	2.900% due 9/12/27	343,472
55,000	AA+	3.850% due 5/4/43	48,867
		Dell International LLC/EMC Corp.:
71,000	BBB	Company Guaranteed Notes, 3.450% due 12/15/51(c)	45,717
52,000	BBB	Senior Unsecured Notes, 8.350% due 7/15/46	61,414
540,000	BBB	Hewlett Packard Enterprise Co., Senior Unsecured Notes, 5.900% due 10/1/24	542,792

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Computers - 0.2% - (continued)
$ 680,000	A-	International Business Machines Corp., Senior Unsecured Notes, 3.000% due 5/15/24	$664,373
		NCR Corp., Company Guaranteed Notes:
150,000	B	5.125% due 4/15/29(c)	131,393
60,000	B	5.250% due 10/1/30(c)	51,295

		Total Computers	2,816,420

Cosmetics/Personal Care - 0.1%
560,000	BBB	Haleon US Capital LLC, Company Guaranteed Notes, 3.375% due 3/24/29	515,806
350,000	A	Kenvue Inc., Company Guaranteed Notes, 4.900% due 3/22/33(c)	356,450
		Procter & Gamble Co. (The), Senior Unsecured Notes:
30,000	AA-	2.800% due 3/25/27	28,611
80,000	AA-	3.000% due 3/25/30	74,605

		Total Cosmetics/Personal Care	975,472

Distribution/Wholesale - 0.0%@
50,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(c)	42,956

Diversified Financial Services - 0.8%
		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes:
280,000	BBB	4.875% due 1/16/24	277,588
190,000	BBB	3.150% due 2/15/24	186,290
1,210,000	BBB	2.450% due 10/29/26	1,079,710
540,000	BBB	3.000% due 10/29/28	468,717
2,127,000	BBB	3.300% due 1/30/32	1,728,626
		Air Lease Corp., Senior Unsecured Notes:
495,000	BBB	3.250% due 3/1/25	471,644
200,000	BBB	3.375% due 7/1/25	189,827
725,000	BBB	2.875% due 1/15/26	674,609
230,000	BBB	5.300% due 2/1/28	227,526
		American Express Co., Senior Unsecured Notes:
190,000	BBB+	3.375% due 5/3/24	186,365
220,000	BBB+	4.050% due 5/3/29	212,178
		Avolon Holdings Funding Ltd.:
		Company Guaranteed Notes:
285,000	BBB-	2.875% due 2/15/25(c)	266,003
75,000	BBB-	3.250% due 2/15/27(c)	65,874
1,563,000	BBB-	2.528% due 11/18/27(c)	1,293,582
230,000	BBB-	Senior Unsecured Notes, 2.750% due 2/21/28(c)	191,832
		Capital One Financial Corp.:
361,000	BBB	Senior Unsecured Notes, 5.817% (SOFR + 2.600%) due 2/1/34(a)	350,772
40,000	BBB-	Subordinated Notes, 2.359% (SOFR + 1.337%) due 7/29/32(a)	28,520
100,000	AA-	CME Group Inc., Senior Unsecured Notes, 3.750% due 6/15/28	97,227
996,000	A-	Credit Suisse USA Inc., Company Guaranteed Notes, 7.125% due 7/15/32	1,095,124
		Intercontinental Exchange Inc., Senior Unsecured Notes:
212,000	A-	2.100% due 6/15/30	178,298
480,000	A-	1.850% due 9/15/32	373,014
390,000	A-	4.600% due 3/15/33	382,802
60,000	A-	4.950% due 6/15/52	57,098
200,000	BB-	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(c)	170,758
30,000	A	KKR Group Finance Co. II LLC, Company Guaranteed Notes, 5.500% due 2/1/43(c)	27,294
650,000	NR	Lehman Brothers Holdings Inc., Subordinated Notes, 6.750% due 12/28/17*#(g)(h)	–

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Diversified Financial Services - 0.8% - (continued)
$ 535,000	A	LSEGA Financing PLC, Company Guaranteed Notes, 2.000% due 4/6/28(c)	$462,264
30,000	A+	Mastercard Inc., Senior Unsecured Notes, 3.850% due 3/26/50	25,531
60,000	BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 5.500% due 2/15/24(c)	59,359
150,000	AA	USAA Capital Corp., Senior Unsecured Notes, 2.125% due 5/1/30(c)	125,041
		Visa Inc., Senior Unsecured Notes:
340,000	AA-	3.150% due 12/14/25	329,072
210,000	AA-	2.050% due 4/15/30	181,605
310,000	AA-	4.300% due 12/14/45	287,627

		Total Diversified Financial Services	11,751,777

Electric - 1.7%
		AEP Texas Inc., Senior Unsecured Notes:
260,000	A-	5.400% due 6/1/33	260,573
82,000	A-	3.450% due 1/15/50	58,232
191,000	A-	3.450% due 5/15/51	135,446
126,000	A-	5.250% due 5/15/52	119,057
		AEP Transmission Co. LLC, Senior Unsecured Notes:
505,000	A-	3.750% due 12/1/47	402,660
120,000	A-	2.750% due 8/15/51	76,199
565,000	A-	4.500% due 6/15/52	500,646
		Alabama Power Co., Senior Unsecured Notes:
17,000	A-	5.200% due 6/1/41	16,110
64,000	A-	3.700% due 12/1/47	49,025
60,000	A-	3.450% due 10/1/49	43,714
116,000	A-	3.125% due 7/15/51	78,903
		Ameren Illinois Co., 1st Mortgage Notes:
161,000	A	3.250% due 3/15/50	116,200
95,000	A	2.900% due 6/15/51	63,604
342,000	BBB+	American Electric Power Co., Inc., Senior Unsecured Notes, 5.950% due 11/1/32	357,421
454,000	BBB	American Transmission Systems Inc., Senior Unsecured Notes, 2.650% due 1/15/32(c)	377,049
		Baltimore Gas & Electric Co., Senior Unsecured Notes:
6,000	A	3.500% due 8/15/46	4,543
150,000	A	3.750% due 8/15/47	115,744
130,000	A	3.200% due 9/15/49	93,130
67,000	A	2.900% due 6/15/50	44,577
223,000	A	4.550% due 6/1/52	197,699
		CenterPoint Energy Houston Electric LLC:
		1st Mortgage Notes:
146,000	A	3.350% due 4/1/51	109,236
126,000	A	3.600% due 3/1/52	96,807
		General Refinance Mortgage:
179,000	A	4.450% due 10/1/32	173,159
142,000	A	4.950% due 4/1/33	142,711
15,000	A	3.950% due 3/1/48	12,303
108,000	A	4.250% due 2/1/49	94,138
55,000	A	2.900% due 7/1/50	37,206
		Commonwealth Edison Co., 1st Mortgage Notes:
78,000	A	3.125% due 3/15/51	54,068
128,000	A	3.850% due 3/15/52	101,678

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Electric - 1.7% - (continued)
$ 146,000	A	5.300% due 2/1/53	$146,214
		Consolidated Edison Co. of New York Inc., Senior Unsecured Notes:
60,000	A-	3.350% due 4/1/30	54,755
40,000	A-	3.950% due 4/1/50	32,097
258,000	A-	6.150% due 11/15/52	277,250
		Consumers Energy Co., 1st Mortgage Notes:
345,000	A	4.625% due 5/15/33	340,322
256,000	A	3.500% due 8/1/51	193,173
53,000	A	2.650% due 8/15/52	33,827
313,000	A	4.200% due 9/1/52	266,235
		DTE Electric Co., General Refinance Mortgage:
30,000	A	4.050% due 5/15/48	24,899
250,000	A	3.950% due 3/1/49	205,344
376,000	A	3.250% due 4/1/51	270,436
		Duke Energy Carolinas LLC, 1st Mortgage Notes:
22,000	A	3.950% due 11/15/28	21,401
68,000	A	2.450% due 2/1/30	58,878
188,000	A	4.950% due 1/15/33	188,773
500,000	A	4.250% due 12/15/41	433,938
205,000	A	3.200% due 8/15/49	145,454
395,000	A	3.550% due 3/15/52	299,027
445,000	A	5.350% due 1/15/53	444,814
500,000	BBB	Duke Energy Corp., Senior Unsecured Notes, 2.550% due 6/15/31	414,112
		Duke Energy Florida LLC, 1st Mortgage Notes:
334,000	A	2.500% due 12/1/29	292,575
733,000	A	1.750% due 6/15/30	598,770
24,000	A	4.200% due 7/15/48	20,157
226,000	A	5.950% due 11/15/52	244,816
		Duke Energy Ohio Inc., 1st Mortgage Notes:
335,000	A	3.650% due 2/1/29	314,982
45,000	A	5.650% due 4/1/53	45,790
		Duke Energy Progress LLC, 1st Mortgage Notes:
130,000	A	3.450% due 3/15/29	120,967
299,000	A	5.250% due 3/15/33	305,533
162,000	A	4.100% due 5/15/42	138,652
175,000	A	4.150% due 12/1/44	145,307
67,000	A	2.900% due 8/15/51	43,964
		Edison International, Senior Unsecured Notes:
333,000	BBB-	5.750% due 6/15/27	336,029
331,000	BBB-	6.950% due 11/15/29	352,048
87,000	A	Entergy Arkansas LLC, 1st Mortgage Notes, 3.350% due 6/15/52	61,466
		Entergy Louisiana LLC:
		1st Mortgage Notes:
168,000	A	1.600% due 12/15/30	131,901
513,000	A	2.350% due 6/15/32	415,792
60,000	A	2.900% due 3/15/51	39,263
47,000	A	Collateral Trust, 3.050% due 6/1/31	41,151
163,000	A	Entergy Mississippi LLC, 1st Mortgage Notes, 3.500% due 6/1/51	119,884

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Electric - 1.7% - (continued)
$ 125,000	A	Entergy Texas Inc., 1st Mortgage Notes, 3.450% due 12/1/27	$116,016
135,000	A	Evergy Kansas Central Inc., 1st Mortgage Notes, 5.700% due 3/15/53	136,347
164,000	A+	Evergy Metro Inc., General Refinance Mortgage, 4.125% due 4/1/49	132,903
		Exelon Corp., Senior Unsecured Notes:
550,000	BBB	5.300% due 3/15/33	554,113
143,000	BBB	5.625% due 6/15/35	146,206
143,000	BBB	4.700% due 4/15/50	124,194
114,000	BBB	4.100% due 3/15/52	89,979
362,000	BBB	5.600% due 3/15/53	357,641
		FirstEnergy Corp., Senior Unsecured Notes:
60,000	BB+	1.600% due 1/15/26	54,867
310,000	BB+	4.150% due 7/15/27	297,163
170,000	BB+	5.100% due 7/15/47	150,347
		FirstEnergy Transmission LLC, Senior Unsecured Notes:
987,000	BB+	4.350% due 1/15/25(c)	964,631
750,000	BB+	4.550% due 4/1/49(c)	615,373
		Florida Power & Light Co., 1st Mortgage Notes:
251,000	A+	3.950% due 3/1/48	209,017
540,000	A+	3.990% due 3/1/49	449,657
400,000	BBB+	ITC Holdings Corp., Senior Unsecured Notes, 4.050% due 7/1/23	399,742
700,000	BBB	Jersey Central Power & Light Co., Senior Unsecured Notes, 4.700% due 4/1/24(c)	692,089
485,000	BBB	Metropolitan Edison Co., Senior Unsecured Notes, 4.300% due 1/15/29(c)	464,932
		MidAmerican Energy Co., 1st Mortgage Notes:
255,000	A+	3.100% due 5/1/27	242,262
100,000	A+	3.650% due 4/15/29	95,191
100,000	A+	3.150% due 4/15/50	71,018
		Northern States Power Co., 1st Mortgage Notes:
114,000	A	2.900% due 3/1/50	78,380
169,000	A	2.600% due 6/1/51	108,222
255,000	A	3.200% due 4/1/52	182,209
67,000	BBB-	NRG Energy Inc., Senior Secured Notes, 2.450% due 12/2/27(c)	57,053
		Ohio Power Co., Senior Unsecured Notes:
113,000	A-	2.600% due 4/1/30	97,417
248,000	A-	5.000% due 6/1/33	245,031
166,000	A-	4.000% due 6/1/49	133,894
118,000	A-	2.900% due 10/1/51	77,862
59,000	A-	Oklahoma Gas & Electric Co., Senior Unsecured Notes, 5.600% due 4/1/53	59,141
		Oncor Electric Delivery Co. LLC, Senior Secured Notes:
327,000	A+	2.750% due 5/15/30	290,023
90,000	A+	4.150% due 6/1/32	86,093
281,000	A+	4.550% due 9/15/32	275,637
98,000	A+	3.100% due 9/15/49	69,127
		Pacific Gas & Electric Co., 1st Mortgage Notes:
190,000	BBB-	4.950% due 6/8/25	186,894
500,000	BBB-	5.450% due 6/15/27	492,923
83,000	BBB-	2.500% due 2/1/31	65,461
238,000	BBB-	6.150% due 1/15/33	234,969
83,000	BBB-	4.950% due 7/1/50	64,466

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Electric - 1.7% - (continued)
$ 145,000		BBB-	3.500% due 8/1/50	$90,569
55,000		BBB-	6.700% due 4/1/53	53,508
			PacifiCorp, 1st Mortgage Notes:
100,000		A+	2.900% due 6/15/52	65,403
120,000		A+	5.500% due 5/15/54	120,821
			PECO Energy Co., 1st Mortgage Notes:
148,000		A	3.050% due 3/15/51	101,545
567,000		A	4.600% due 5/15/52	515,069
560,000		BBB	Pennsylvania Electric Co., Senior Unsecured Notes, 4.150% due 4/15/25(c)	542,935
189,000		A+	Public Service Co. of New Hampshire, 1st Mortgage Notes, 5.150% due 1/15/53	187,215
500,000		BBB	Public Service Co. of New Mexico, Senior Unsecured Notes, 3.850% due 8/1/25	479,678
			Public Service Electric & Gas Co., 1st Mortgage Notes:
199,000		A	3.200% due 5/15/29	182,810
285,000		A	4.900% due 12/15/32	288,131
270,000		A	San Diego Gas & Electric Co., 1st Mortgage Notes, 5.350% due 4/1/53	266,043
			Southern California Edison Co., 1st Mortgage Notes:
475,000		A-	1.200% due 2/1/26	428,760
97,000		A-	4.200% due 3/1/29	93,247
511,000		A-	5.950% due 11/1/32	541,332
260,000		A-	5.875% due 12/1/53	263,862
453,000		A-	Southwestern Electric Power Co., Senior Unsecured Notes, 5.300% due 4/1/33	449,717
333,000		A	Southwestern Public Services Co., 1st Mortgage Notes, 3.150% due 5/1/50	230,588
115,000		BBB+	Tampa Electric Co., Senior Unsecured Notes, 3.625% due 6/15/50	85,005
			TenneT Holding BV, Senior Unsecured Notes:
440,000	EUR	A3(d)	4.500% due 10/28/34	505,379
340,000	EUR	A3(d)	4.750% due 10/28/42	402,445
210,000		A	Union Electric Co., 1st Mortgage Notes, 5.450% due 3/15/53	210,733
			Virginia Electric & Power Co., Senior Unsecured Notes:
33,000		BBB+	6.000% due 1/15/36	34,812
68,000		BBB+	6.000% due 5/15/37	71,754
55,000		BBB+	4.650% due 8/15/43	48,469
94,000		BBB+	4.200% due 5/15/45	76,637
296,000		A	Wisconsin Power & Light Co., Senior Unsecured Notes, 4.950% due 4/1/33	296,186

			Total Electric	27,352,977

Electronics - 0.0%@
110,000		A	Honeywell International Inc., Senior Unsecured Notes, 1.350% due 6/1/25	103,143

Engineering & Construction - 0.0%@
182,000		CCC+	Artera Services LLC, Senior Secured Notes, 9.033% due 12/4/25(c)	155,813
200,000	EUR	BB+	Cellnex Finance Co. SA, Company Guaranteed Notes, 2.000% due 9/15/32	170,057

			Total Engineering & Construction	325,870

Entertainment - 0.3%
			Warnermedia Holdings Inc., Company Guaranteed Notes:
200,000		BBB-	6.412% due 3/15/26	200,481
80,000		BBB-	3.755% due 3/15/27	74,987
100,000		BBB-	4.054% due 3/15/29	91,443
760,000		BBB-	4.279% due 3/15/32	664,339
910,000		BBB-	5.050% due 3/15/42	736,281
2,711,000		BBB-	5.141% due 3/15/52	2,113,957

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Entertainment - 0.3% - (continued)
		Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes:
$ 20,000	B+	5.125% due 10/1/29(c)	$17,873
160,000	B+	7.125% due 2/15/31(c)	160,289

		Total Entertainment	4,059,650

Environmental Control - 0.0%@
		Republic Services Inc., Senior Unsecured Notes:
130,000	BBB+	2.500% due 8/15/24	125,775
114,000	BBB+	3.375% due 11/15/27	108,569
409,000	B-	Waste Pro USA Inc., Senior Unsecured Notes, 5.500% due 2/15/26(c)	376,917

		Total Environmental Control	611,261

Food - 0.2%
50,000	A	Hershey Co. (The), Senior Unsecured Notes, 0.900% due 6/1/25	46,486
		JBS USA LUX SA/JBS USA Food Co./JBS USA Finance Inc.:
		Company Guaranteed Notes:
420,000	BBB-	3.000% due 2/2/29(c)	354,505
465,000	BBB-	3.000% due 5/15/32(c)	356,060
190,000	BBB-	5.750% due 4/1/33(c)	177,327
350,000	BBB-	6.500% due 12/1/52(c)	316,851
275,000	BBB-	Senior Unsecured Notes, 5.500% due 1/15/30(c)	261,519
		Kraft Heinz Foods Co., Company Guaranteed Notes:
10,000	BBB	3.000% due 6/1/26	9,492
40,000	BBB	4.250% due 3/1/31	38,351
10,000	BBB	6.750% due 3/15/32	11,185
40,000	BBB	5.000% due 7/15/35	39,497
30,000	BBB	6.875% due 1/26/39	33,585
10,000	BBB	7.125% due 8/1/39(c)	11,141
10,000	BBB	4.625% due 10/1/39	8,915
60,000	BBB	5.000% due 6/4/42	55,938
150,000	BBB	5.200% due 7/15/45	141,602
110,000	BBB	4.375% due 6/1/46	92,440
80,000	BBB	5.500% due 6/1/50	78,684
		Mars Inc., Company Guaranteed Notes:
110,000	A+	2.700% due 4/1/25(c)	105,672
350,000	A+	3.200% due 4/1/30(c)	320,961
330,000	BBB	Mondelez International Inc., Senior Unsecured Notes, 1.500% due 5/4/25	309,633
		Pilgrim’s Pride Corp., Company Guaranteed Notes:
300,000	BBB-	5.875% due 9/30/27(c)	294,805
72,000	BBB-	3.500% due 3/1/32	57,597
400,000	B+	Post Holdings Inc., Company Guaranteed Notes, 5.750% due 3/1/27(c)	392,647
285,000	BBB+	Tyson Foods Inc., Senior Unsecured Notes, 3.900% due 9/28/23	284,218

		Total Food	3,799,111

Forest Products & Paper - 0.1%
52,000	BBB	International Paper Co., Senior Unsecured Notes, 4.800% due 6/15/44	46,089
		Suzano Austria GmbH, Company Guaranteed Notes:
380,000	BBB-	3.750% due 1/15/31	322,759
570,000	BBB-	3.125% due 1/15/32	452,592

		Total Forest Products & Paper	821,440

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Gas - 0.2%
$ 82,000	A-	Atmos Energy Corp., Senior Unsecured Notes, 4.125% due 10/15/44	$68,958
		CenterPoint Energy Resources Corp., Senior Unsecured Notes:
235,000	BBB+	5.250% due 3/1/28	239,220
71,000	BBB+	1.750% due 10/1/30	57,193
1,270,000	BBB+	KeySpan Gas East Corp., Senior Unsecured Notes, 5.994% due 3/6/33(c)	1,288,989
80,000	BBB+	NiSource Inc., Senior Unsecured Notes, 5.250% due 3/30/28	80,539
		Piedmont Natural Gas Co., Inc., Senior Unsecured Notes:
123,000	BBB+	3.500% due 6/1/29	113,201
460,000	BBB+	5.050% due 5/15/52	420,134
		Southern Co. Gas Capital Corp., Company Guaranteed Notes:
215,000	BBB+	5.875% due 3/15/41	219,673
250,000	BBB+	4.400% due 5/30/47	206,161
255,000	BBB	Southwest Gas Corp., Senior Unsecured Notes, 5.450% due 3/23/28	255,937
75,000	A	Spire Missouri Inc., 1st Mortgage Notes, 4.800% due 2/15/33	74,444

		Total Gas	3,024,449

Healthcare - Products - 0.1%
		Abbott Laboratories, Senior Unsecured Notes:
164,000	AA-	3.750% due 11/30/26	161,920
70,000	AA-	4.750% due 11/30/36	70,490
150,000	AA-	4.900% due 11/30/46	149,776
		Alcon Finance Corp., Company Guaranteed Notes:
645,000	BBB	3.000% due 9/23/29(c)	573,300
380,000	BBB	2.600% due 5/27/30(c)	326,306
13,000	WR(d)	St Jude Medical LLC, Senior Unsecured Notes, 4.750% due 4/15/43	11,602
161,000	A-	Thermo Fisher Scientific Inc., Senior Unsecured Notes, 2.000% due 10/15/31	131,616

		Total Healthcare - Products	1,425,010

Healthcare - Services - 1.0%
		Aetna Inc., Senior Unsecured Notes:
40,000	BBB	2.800% due 6/15/23	39,968
48,000	BBB	6.625% due 6/15/36	52,786
		Centene Corp., Senior Unsecured Notes:
195,000	BBB-	4.250% due 12/15/27	183,433
150,000	BBB-	4.625% due 12/15/29	138,946
30,000	BBB-	3.375% due 2/15/30	25,881
1,070,000	BBB-	3.000% due 10/15/30	893,630
625,000	BBB-	2.500% due 3/1/31	500,672
10,000	BBB-	2.625% due 8/1/31	8,008
100,000	A	City of Hope (The), Senior Secured Notes, 5.623% due 11/15/43	99,811
		CommonSpirit Health:
30,000	A-	Secured Notes, 4.350% due 11/1/42	25,581
		Senior Secured Notes:
483,000	A-	3.347% due 10/1/29	430,799
190,000	A-	2.782% due 10/1/30	161,407
175,000	AA	3.817% due 10/1/49	133,531
95,000	A-	3.910% due 10/1/50	72,243
205,000	AA	Corewell Health Obligated Group, Senior Unsecured Notes, 3.487% due 7/15/49	155,711
205,000	AA	Duke University Health System Inc., Senior Unsecured Notes, 3.920% due 6/1/47	169,023

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Healthcare - Services - 1.0% - (continued)
		Elevance Health Inc., Senior Unsecured Notes:
$ 1,120,000	A	3.650% due 12/1/27	$1,068,770
140,000	A	4.100% due 5/15/32	131,728
248,000	A	4.550% due 3/1/48	217,371
103,000	A	3.125% due 5/15/50	70,930
140,000	A	4.550% due 5/15/52	122,782
116,000	A	6.100% due 10/15/52	125,271
105,000	A	5.125% due 2/15/53	100,483
33,000	A	4.850% due 8/15/54	27,719
140,000	A	Franciscan Missionaries of Our Lady Health System Inc., Secured Notes, 3.914% due 7/1/49	105,966
355,000	BBB-	Fresenius Medical Care US Finance III Inc., Company Guaranteed Notes, 1.875% due 12/1/26(c)	308,961
		HCA Inc.:
		Company Guaranteed Notes:
40,000	BBB-	5.000% due 3/15/24	39,731
187,000	BBB-	5.250% due 4/15/25	185,625
756,000	BBB-	5.250% due 6/15/26	751,192
153,000	BBB-	5.375% due 9/1/26	152,491
396,000	BBB-	5.625% due 9/1/28	399,257
90,000	BBB-	5.875% due 2/1/29	91,544
1,429,000	BBB-	4.125% due 6/15/29	1,329,831
466,000	BBB-	3.500% due 9/1/30	412,212
715,000	BBB-	3.625% due 3/15/32(c)	623,522
825,000	BBB-	5.500% due 6/15/47	755,080
295,000	BBB-	5.250% due 6/15/49	259,603
278,000	BBB-	3.500% due 7/15/51	187,801
691,000	BBB-	4.625% due 3/15/52(c)	555,465
131,000	BBB-	Senior Secured Notes, 4.500% due 2/15/27	127,820
41,000	AA	Hoag Memorial Hospital Presbyterian, Unsecured Notes, 3.803% due 7/15/52	33,015
		Humana Inc., Senior Unsecured Notes:
20,000	BBB+	4.500% due 4/1/25	19,793
128,000	BBB+	1.350% due 2/3/27	112,434
170,000	BBB+	3.950% due 3/15/27	164,135
50,000	BBB+	2.150% due 2/3/32	39,780
70,000	BBB+	4.625% due 12/1/42	61,944
40,000	BBB+	4.950% due 10/1/44	36,126
35,000	BBB+	3.950% due 8/15/49	27,658
580,000	BBB-	IQVIA Inc., Senior Secured Notes, 5.700% due 5/15/28(c)	583,625
275,000	AA-	Kaiser Foundation Hospitals, Company Guaranteed Notes, 4.875% due 4/1/42	267,420
475,000	B+	ModivCare Escrow Issuer Inc., Senior Unsecured Notes, 5.000% due 10/1/29(c)	361,639
564,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 3.875% due 11/15/30(c)	483,335
88,000	A+	Mount Nittany Medical Center Obligated Group, Unsecured Notes, 3.799% due 11/15/52	67,891
90,000	Aa2(d)	Nationwide Children’s Hospital Inc., Unsecured Notes, 4.556% due 11/1/52	81,717
90,000	AA	Presbyterian Healthcare Services, Unsecured Notes, 4.875% due 8/1/52	88,747
110,000	AA-	Queen’s Health Systems (The), Secured Notes, 4.810% due 7/1/52	103,157
240,000	AA	Roche Holdings Inc., Company Guaranteed Notes, 2.607% due 12/13/51(c)	160,025
65,000	Aa2(d)	Seattle Children’s Hospital, Unsecured Notes, 2.719% due 10/1/50	42,545
		UnitedHealth Group Inc., Senior Unsecured Notes:
60,000	A+	3.500% due 6/15/23	59,961
70,000	A+	3.750% due 7/15/25	68,695

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Healthcare - Services - 1.0% - (continued)
$ 60,000	A+	1.250% due 1/15/26	$55,163
50,000	A+	3.875% due 12/15/28	48,501
90,000	A+	4.000% due 5/15/29	87,163
50,000	A+	2.000% due 5/15/30	42,463
120,000	A+	4.200% due 5/15/32	115,714
271,000	A+	4.750% due 7/15/45	255,640
223,000	A+	3.750% due 10/15/47	179,065
40,000	A+	4.250% due 6/15/48	34,818
30,000	A+	4.450% due 12/15/48	26,957
100,000	A+	3.700% due 8/15/49	79,269
296,000	A+	2.900% due 5/15/50	204,418
754,000	A+	3.250% due 5/15/51	549,109
120,000	A+	3.875% due 8/15/59	94,590
20,000	A+	3.125% due 5/15/60	13,553
149,000	A+	4.950% due 5/15/62	140,520

		Total Healthcare - Services	16,033,170

Home Builders - 0.0%@
		Lennar Corp., Company Guaranteed Notes:
90,000	BBB-	4.500% due 4/30/24	89,382
130,000	BBB-	4.750% due 11/29/27	127,392
10,000	BBB-	MDC Holdings Inc., Company Guaranteed Notes, 6.000% due 1/15/43	8,804

		Total Home Builders	225,578

Insurance - 0.7%
100,000	B	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, Senior Secured Notes, 4.250% due 10/15/27(c)	90,091
60,000	BBB+	American International Group Inc., Senior Unsecured Notes, 2.500% due 6/30/25	56,917
		Aon Corp., Company Guaranteed Notes:
22,000	A-	4.500% due 12/15/28	21,632
1,184,000	A-	2.800% due 5/15/30	1,031,452
		Aon Corp./Aon Global Holdings PLC, Company Guaranteed Notes:
1,146,000	A-	5.350% due 2/28/33	1,163,801
730,000	A-	3.900% due 2/28/52	562,347
505,000	BBB	Arthur J Gallagher & Co., Senior Unsecured Notes, 5.750% due 3/2/53	502,950
		Athene Global Funding:
400,000	A+	Secured Notes, 1.985% due 8/19/28(c)	322,036
835,000	A+	Senior Secured Notes, 5.792% (SOFR + 0.700%) due 5/24/24(a)(c)	825,489
		Berkshire Hathaway Finance Corp., Company Guaranteed Notes:
350,000	AA	4.250% due 1/15/49	314,390
640,000	AA	3.850% due 3/15/52	521,843
70,000	A	Chubb INA Holdings Inc., Company Guaranteed Notes, 3.350% due 5/3/26	68,221
100,000	BBB+	Farmers Exchange Capital, Subordinated Notes, 7.200% due 7/15/48(c)	103,395
900,000	BBB+	Farmers Exchange Capital II, Subordinated Notes, 6.151% (3-Month USD-LIBOR + 3.744%) due 11/1/53(a)(c)	875,202
4,000	BBB+	Hartford Financial Services Group Inc. (The), Senior Unsecured Notes, 4.300% due 4/15/43	3,259
		Marsh & McLennan Cos., Inc., Senior Unsecured Notes:
261,000	A-	2.250% due 11/15/30	218,568
188,000	A-	2.900% due 12/15/51	123,788
118,000	A-	5.450% due 3/15/53	117,730
620,000	BBB	MetLife Inc., Junior Subordinated Notes, 6.400% due 12/15/36	611,738
340,000	AA-	Metropolitan Life Global Funding I, Senior Secured Notes, 5.150% due 3/28/33(c)	339,296

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Insurance - 0.7% - (continued)
$ 850,000	A-	Nationwide Mutual Insurance Co., Subordinated Notes, 7.156% (3-Month USD-LIBOR + 2.290%) due 12/15/24(a)(c)	$849,187
		Teachers Insurance & Annuity Association of America, Subordinated Notes:
20,000	AA-	6.850% due 12/16/39(c)	22,291
300,000	AA-	4.900% due 9/15/44(c)	273,024
995,000	AA-	3.300% due 5/15/50(c)	687,455
810,000	BBB+	Willis North America Inc., Company Guaranteed Notes, 5.350% due 5/15/33	797,448

		Total Insurance	10,503,550

Internet - 0.4%
		Alphabet Inc., Senior Unsecured Notes:
40,000	AA+	0.450% due 8/15/25	36,885
80,000	AA+	1.100% due 8/15/30	65,291
90,000	AA+	1.900% due 8/15/40	61,519
50,000	AA+	2.050% due 8/15/50	30,637
		Amazon.com Inc., Senior Unsecured Notes:
190,000	AA	0.800% due 6/3/25	176,591
60,000	AA	3.300% due 4/13/27	57,870
240,000	AA	1.200% due 6/3/27	213,239
220,000	AA	3.150% due 8/22/27	210,062
130,000	AA	3.450% due 4/13/29	124,391
120,000	AA	1.500% due 6/3/30	99,204
320,000	AA	2.100% due 5/12/31	270,719
360,000	AA	3.600% due 4/13/32	337,805
430,000	AA	3.875% due 8/22/37	394,317
360,000	AA	2.875% due 5/12/41	274,909
160,000	AA	4.950% due 12/5/44	161,534
100,000	AA	4.050% due 8/22/47	88,707
456,000	AA	2.500% due 6/3/50	296,043
260,000	AA	3.100% due 5/12/51	189,851
40,000	AA	4.250% due 8/22/57	35,427
		Meta Platforms Inc., Senior Unsecured Notes:
505,000	AA-	4.450% due 8/15/52	426,352
800,000	AA-	5.600% due 5/15/53	797,642
155,000	AA-	4.650% due 8/15/62	131,641
55,000	B	Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., Senior Secured Notes, 4.750% due 4/30/27(c)	46,933
		Prosus NV, Senior Unsecured Notes:
200,000	BBB	3.680% due 1/21/30(c)	166,611
940,000	BBB	3.061% due 7/13/31(c)	722,014
		Tencent Holdings Ltd., Senior Unsecured Notes:
165,000	A+	3.975% due 4/11/29(c)	155,610
350,000	A+	3.840% due 4/22/51(c)	258,321

		Total Internet	5,830,125

Investment Companies - 0.0%@
200,000	A1(d)	Gaci First Investment Co., Company Guaranteed Notes, 5.250% due 10/13/32	206,338
		Icahn Enterprises LP/Icahn Enterprises Finance Corp., Company Guaranteed Notes:
123,000	BB	6.375% due 12/15/25	110,931
200,000	BB	6.250% due 5/15/26	175,366
128,000	BB	5.250% due 5/15/27	105,504

		Total Investment Companies	598,139

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Iron/Steel - 0.0%@
$ 30,000	BBB-	ArcelorMittal SA, Senior Unsecured Notes, 7.000% due 10/15/39	$30,828
325,000	BBB-	Vale Overseas Ltd., Company Guaranteed Notes, 6.875% due 11/21/36	338,053

		Total Iron/Steel	368,881

Leisure Time - 0.0%@
110,000	B+	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(c)	99,153

Lodging - 0.2%
		Las Vegas Sands Corp., Senior Unsecured Notes:
710,000	BB+	3.200% due 8/8/24	685,215
50,000	BB+	2.900% due 6/25/25	46,780
		Sands China Ltd., Senior Unsecured Notes:
1,150,000	BB+	5.625% due 8/8/25	1,118,823
200,000	BB+	4.300% due 1/8/26	186,947
350,000	BB+	2.800% due 3/8/27	301,573
200,000	BB+	3.350% due 3/8/29	165,191

		Total Lodging	2,504,529

Machinery - Construction & Mining - 0.0%@
50,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(c)	44,767

Machinery - Diversified - 0.0%@
		Deere & Co., Senior Unsecured Notes:
40,000	A	3.100% due 4/15/30	36,704
130,000	A	3.750% due 4/15/50	113,039
80,000	BBB	Otis Worldwide Corp., Senior Unsecured Notes, 2.056% due 4/5/25	75,600

		Total Machinery - Diversified	225,343

Media - 1.0%
640,000	BB-	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(c)	501,440
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
100,000	BB-	4.750% due 2/1/32(c)	80,220
100,000	BB-	4.500% due 5/1/32	78,336
700,000	BB-	4.500% due 6/1/33(c)	534,906
130,000	BB-	4.250% due 1/15/34(c)	96,294
		Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes:
470,000	BBB-	4.908% due 7/23/25	462,297
210,000	BBB-	3.750% due 2/15/28	192,794
260,000	BBB-	4.200% due 3/15/28	243,374
320,000	BBB-	5.050% due 3/30/29	307,148
330,000	BBB-	2.300% due 2/1/32	248,630
210,000	BBB-	4.400% due 4/1/33	182,567
50,000	BBB-	3.500% due 3/1/42	32,643
560,000	BBB-	5.375% due 5/1/47	446,373
1,009,000	BBB-	5.750% due 4/1/48	834,426
415,000	BBB-	5.125% due 7/1/49	315,663
730,000	BBB-	4.800% due 3/1/50	533,928
859,000	BBB-	3.900% due 6/1/52	541,790
625,000	BBB-	5.250% due 4/1/53	487,103
208,000	BBB-	3.850% due 4/1/61	122,444
140,000	BBB-	4.400% due 12/1/61	90,791
1,002,000	BBB-	3.950% due 6/30/62	599,760
130,000	BBB-	5.500% due 4/1/63	100,426

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Media - 1.0% - (continued)
		Comcast Corp., Company Guaranteed Notes:
$ 480,000	A-	3.950% due 10/15/25	$472,091
80,000	A-	3.150% due 3/1/26	77,372
70,000	A-	3.300% due 4/1/27	66,798
870,000	A-	4.150% due 10/15/28	849,347
365,000	A-	2.650% due 2/1/30	322,037
90,000	A-	3.400% due 4/1/30	83,220
270,000	A-	4.250% due 10/15/30	261,771
56,000	A-	7.050% due 3/15/33	64,895
7,000	A-	6.500% due 11/15/35	7,804
50,000	A-	3.900% due 3/1/38	43,599
20,000	A-	3.250% due 11/1/39	15,757
20,000	A-	3.750% due 4/1/40	16,690
27,000	A-	4.750% due 3/1/44	24,826
20,000	A-	3.400% due 7/15/46	14,990
30,000	A-	4.000% due 8/15/47	24,704
312,000	A-	3.969% due 11/1/47	255,108
20,000	A-	4.000% due 3/1/48	16,556
43,000	A-	3.999% due 11/1/49	34,931
60,000	A-	3.450% due 2/1/50	44,855
672,000	A-	2.800% due 1/15/51	437,956
149,000	A-	2.887% due 11/1/51	97,895
671,000	A-	4.049% due 11/1/52	548,902
439,000	A-	2.937% due 11/1/56	280,261
20,000	A-	4.950% due 10/15/58	18,817
22,000	A-	2.987% due 11/1/63	13,610
		Cox Communications Inc., Senior Unsecured Notes:
82,000	BBB	3.150% due 8/15/24(c)	80,371
70,000	BBB	3.850% due 2/1/25(c)	68,153
132,000	BBB	3.600% due 6/15/51(c)	91,098
		CSC Holdings LLC:
1,500,000	B	Company Guaranteed Notes, 4.500% due 11/15/31(c)	1,040,266
300,000	CCC+	Senior Unsecured Notes, 5.750% due 1/15/30(c)	132,428
273,000	WR(d)	Diamond Sports Group LLC/Diamond Sports Finance Co., Secured Notes, 5.375% due 8/15/26*(c)(h)	12,153
		DISH DBS Corp.:
		Company Guaranteed Notes:
140,000	B-	7.750% due 7/1/26	79,955
70,000	B-	5.125% due 6/1/29	31,860
60,000	B	Senior Secured Notes, 5.250% due 12/1/26(c)	47,507
389,000	Baa3(d)	FactSet Research Systems Inc., Senior Unsecured Notes, 3.450% due 3/1/32	334,293
		Fox Corp., Senior Unsecured Notes:
200,000	BBB	4.030% due 1/25/24	197,808
240,000	BBB	5.476% due 1/25/39	222,467
211,000	BBB-	Paramount Global, Senior Unsecured Notes, 4.375% due 3/15/43	146,915
240,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	266,475
		Time Warner Cable LLC, Senior Secured Notes:
50,000	BBB-	6.550% due 5/1/37	47,663
230,000	BBB-	7.300% due 7/1/38	235,084

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Media - 1.0% - (continued)
$ 270,000	BBB-	5.875% due 11/15/40	$233,834
1,000,000	BBB-	5.500% due 9/1/41	826,815
210,000	BB-	Virgin Media Secured Finance PLC, Senior Secured Notes, 5.500% due 5/15/29(c)	189,008
		Walt Disney Co. (The), Company Guaranteed Notes:
25,000	BBB+	6.200% due 12/15/34	27,526
30,000	BBB+	6.650% due 11/15/37	34,365

		Total Media	15,474,189

Mining - 0.4%
		Anglo American Capital PLC, Company Guaranteed Notes:
350,000	BBB+	3.625% due 9/11/24(c)	340,668
832,000	BBB+	4.750% due 4/10/27(c)	812,642
400,000	BBB+	4.000% due 9/11/27(c)	379,232
212,000	BBB+	2.250% due 3/17/28(c)	183,039
365,000	BBB+	5.500% due 5/2/33(c)	356,395
		Barrick North America Finance LLC, Company Guaranteed Notes:
70,000	BBB+	5.700% due 5/30/41	70,744
190,000	BBB+	5.750% due 5/1/43	193,411
150,000	A-	BHP Billsiton Finance USA Ltd., Company Guaranteed Notes, 5.000% due 9/30/43	147,391
200,000	B+	First Quantum Minerals Ltd., Company Guaranteed Notes, 8.625% due 6/1/31(c)	197,750
		Freeport-McMoRan Inc., Company Guaranteed Notes:
10,000	BB+	4.550% due 11/14/24	9,867
70,000	BB+	5.400% due 11/14/34	67,135
430,000	BB+	5.450% due 3/15/43	390,391
		Glencore Funding LLC, Company Guaranteed Notes:
710,000	BBB+	4.125% due 3/12/24(c)	699,102
210,000	BBB+	4.625% due 4/29/24(c)	207,833
260,000	BBB+	4.000% due 3/27/27(c)	248,593
138,000	BBB+	3.875% due 10/27/27(c)	130,062
657,000	BBB+	2.625% due 9/23/31(c)	529,475
156,000	BBB+	Newmont Corp., Company Guaranteed Notes, 2.600% due 7/15/32	128,185
760,000	BBB+	Southern Copper Corp., Senior Unsecured Notes, 5.250% due 11/8/42	708,045
90,000	BBB-	Yamana Gold Inc., Company Guaranteed Notes, 4.625% due 12/15/27	85,738

		Total Mining	5,885,698

Miscellaneous Manufacturers - 0.1%
		3M Co., Senior Unsecured Notes:
150,000	A	2.375% due 8/26/29	129,032
30,000	A	3.050% due 4/15/30	26,658
330,000	A	3.700% due 4/15/50	248,466
160,000	A-	Eaton Corp., Company Guaranteed Notes, 4.150% due 11/2/42	139,458
1,025,000	BBB+	General Electric Co., Senior Unsecured Notes, 5.801% (3-Month USD-LIBOR + 0.480%) due 8/15/36(a)	903,281
		Textron Inc., Senior Unsecured Notes:
403,000	BBB	3.375% due 3/1/28	372,764
218,000	BBB	3.900% due 9/17/29	203,689

		Total Miscellaneous Manufacturers	2,023,348

Oil & Gas - 1.7%
		Apache Corp., Senior Unsecured Notes:
60,000	BB+	7.750% due 12/15/29	62,154
20,000	BB+	5.250% due 2/1/42	16,269

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Oil & Gas - 1.7% - (continued)
$ 30,000	BB+	4.750% due 4/15/43	$22,546
60,000	BB+	4.250% due 1/15/44	42,298
90,000	BB+	5.350% due 7/1/49	68,727
		BP Capital Markets America Inc., Company Guaranteed Notes:
220,000	A-	3.410% due 2/11/26	212,510
190,000	A-	3.588% due 4/14/27	183,264
110,000	A-	3.633% due 4/6/30	103,346
602,000	A-	4.812% due 2/13/33	595,443
426,000	A-	4.893% due 9/11/33	423,225
		Cenovus Energy Inc., Senior Unsecured Notes:
143,000	BBB-	5.400% due 6/15/47	128,109
180,000	BBB-	3.750% due 2/15/52	124,151
		Chevron Corp., Senior Unsecured Notes:
190,000	AA-	1.554% due 5/11/25	179,230
230,000	AA-	2.954% due 5/16/26	221,042
70,000	AA-	1.995% due 5/11/27	64,166
160,000	AA-	Chevron USA Inc., Company Guaranteed Notes, 3.850% due 1/15/28	157,944
		Continental Resources Inc., Company Guaranteed Notes:
870,000	BBB-	3.800% due 6/1/24	852,910
180,000	BBB-	2.268% due 11/15/26(c)	161,088
250,000	BBB-	4.375% due 1/15/28	235,284
120,000	BBB-	5.750% due 1/15/31(c)	114,383
160,000	BBB-	4.900% due 6/1/44	120,203
		Coterra Energy Inc., Senior Unsecured Notes:
710,000	BBB	3.900% due 5/15/27	674,576
150,000	BBB	4.375% due 3/15/29	141,784
		Devon Energy Corp., Senior Unsecured Notes:
42,000	BBB	8.250% due 8/1/23	42,036
410,000	BBB	5.850% due 12/15/25	415,616
32,000	BBB	5.250% due 10/15/27	31,696
2,000	BBB	5.875% due 6/15/28	2,008
20,000	BBB	4.500% due 1/15/30	18,818
460,000	BBB	5.600% due 7/15/41	426,342
160,000	BBB	4.750% due 5/15/42	133,925
570,000	BBB	5.000% due 6/15/45	488,938
		Diamondback Energy Inc., Company Guaranteed Notes:
1,074,000	BBB-	3.250% due 12/1/26	1,024,632
3,028,000	BBB-	3.500% due 12/1/29	2,738,913
685,000	BBB-	3.125% due 3/24/31	584,142
180,000	BBB-	4.400% due 3/24/51	139,563
		Ecopetrol SA, Senior Unsecured Notes:
95,000	BB+	4.125% due 1/16/25	91,314
760,000	BB+	5.875% due 5/28/45	500,852
		EOG Resources Inc., Senior Unsecured Notes:
100,000	A-	4.150% due 1/15/26	98,957
210,000	A-	4.375% due 4/15/30	207,107
260,000	A-	3.900% due 4/1/35	234,997
330,000	A-	4.950% due 4/15/50	319,742

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Oil & Gas - 1.7% - (continued)
		EQT Corp., Senior Unsecured Notes:
$ 10,000	BBB-	6.125% due 2/1/25	$10,017
460,000	BBB-	3.900% due 10/1/27	427,846
352,000	BBB-	5.700% due 4/1/28	350,322
150,000	BBB-	5.000% due 1/15/29	141,487
200,000	BBB-	3.625% due 5/15/31(c)	170,735
		Exxon Mobil Corp., Senior Unsecured Notes:
320,000	AA-	2.992% due 3/19/25	310,339
380,000	AA-	3.043% due 3/1/26	366,786
180,000	AA-	3.482% due 3/19/30	169,927
330,000	AA-	4.227% due 3/19/40	301,934
70,000	AA-	4.114% due 3/1/46	60,762
110,000	AA-	4.327% due 3/19/50	98,154
100,000	AA-	3.452% due 4/15/51	76,649
75,000	BBB-	Hess Corp., Senior Unsecured Notes, 5.800% due 4/1/47	71,810
200,000	Baa2(d)	KazMunayGas National Co. JSC, Senior Unsecured Notes, 5.375% due 4/24/30	181,485
		Occidental Petroleum Corp., Senior Unsecured Notes:
94,000	BB+	6.950% due 7/1/24	95,006
760,000	BB+	5.550% due 3/15/26	758,799
90,000	BB+	3.400% due 4/15/26	83,499
197,000	BB+	6.625% due 9/1/30	205,552
295,000	BB+	7.500% due 5/1/31	320,656
75,000	BB+	7.875% due 9/15/31	83,167
54,000	BB+	zero coupon due 10/10/36	28,795
150,000	BB+	4.500% due 7/15/44	116,493
90,000	BB+	4.625% due 6/15/45	69,572
30,000	BB+	4.100% due 2/15/47	21,800
560,000	BB+	4.200% due 3/15/48	416,424
200,000	Baa2(d)	Pertamina Persero PT, Senior Unsecured Notes, 3.100% due 8/27/30(c)	176,000
1,560,000	BB-	Petrobras Global Finance BV, Company Guaranteed Notes, 5.750% due 2/1/29	1,530,110
		Petroleos Mexicanos, Company Guaranteed Notes:
1,189,000	BBB	6.750% due 9/21/47	718,779
170,000	BBB	6.950% due 1/28/60	101,641
		Pioneer Natural Resources Co., Senior Unsecured Notes:
30,000	BBB	1.125% due 1/15/26	27,164
102,000	BBB	5.100% due 3/29/26	102,031
50,000	BBB	1.900% due 8/15/30	40,644
330,000	BBB	2.150% due 1/15/31	269,835
200,000	AA	Qatar Energy, Senior Unsecured Notes, 2.250% due 7/12/31	168,983
50,000	BB	Range Resources Corp., Company Guaranteed Notes, 4.875% due 5/15/25	49,047
450,000	BBB+	Reliance Industries Ltd., Senior Unsecured Notes, 3.625% due 1/12/52(c)	319,367
		Shell International Finance BV, Company Guaranteed Notes:
260,000	A+	2.875% due 5/10/26	249,055
300,000	A+	3.875% due 11/13/28	293,784
60,000	A+	2.750% due 4/6/30	53,677
90,000	A+	4.550% due 8/12/43	82,296
220,000	A+	4.375% due 5/11/45	194,682
290,000	A+	4.000% due 5/10/46	242,862

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Oil & Gas - 1.7% - (continued)
$ 330,000	A+	3.250% due 4/6/50	$241,513
400,000	A+	Sinopec Group Overseas Development 2014 Ltd., Company Guaranteed Notes, 4.375% due 4/10/24(c)	397,320
		Southwestern Energy Co., Company Guaranteed Notes:
10,000	BB+	5.375% due 2/1/29	9,324
40,000	BB+	5.375% due 3/15/30	36,809
70,000	BB+	4.750% due 2/1/32	60,643
58,000	BBB	Suncor Energy Inc., Senior Unsecured Notes, 6.800% due 5/15/38	61,664
425,000	BB	Sunoco LP/Sunoco Finance Corp., Company Guaranteed Notes, 4.500% due 5/15/29	378,787
113,750	B-	Transocean Poseidon Ltd., Senior Secured Notes, 6.875% due 2/1/27(c)	111,210
3,902,000	BBB-	Viper Energy Partners LP, Company Guaranteed Notes, 5.375% due 11/1/27(c)	3,760,474

		Total Oil & Gas	27,019,967

Oil & Gas Services - 0.0%@
55,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(c)	51,088
		Halliburton Co., Senior Unsecured Notes:
4,000	BBB+	3.800% due 11/15/25	3,896
20,000	BBB+	4.850% due 11/15/35	18,913
50,000	BBB+	5.000% due 11/15/45	44,584
171,000	A	Schlumberger Holdings Corp., Senior Unsecured Notes, 3.900% due 5/17/28(c)	162,278

		Total Oil & Gas Services	280,759

Packaging & Containers - 0.2%
236,000	BBB	Amcor Flexibles North America Inc., Company Guaranteed Notes, 2.690% due 5/25/31	193,191
		Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.:
330,000	B-	Company Guaranteed Notes, 5.250% due 8/15/27(c)	277,334
170,000	B-	Senior Unsecured Notes, 5.250% due 8/15/27(c)	142,869
		Ball Corp., Company Guaranteed Notes:
130,000	BB+	4.000% due 11/15/23	128,326
110,000	BB+	3.125% due 9/15/31	90,744
		Berry Global Inc., Senior Secured Notes:
530,000	BBB-	1.570% due 1/15/26	480,457
510,000	BBB-	4.875% due 7/15/26(c)	494,073
340,000	BBB-	5.500% due 4/15/28(c)	336,654
475,000	BB	Graphic Packaging International LLC, Company Guaranteed Notes, 4.125% due 8/15/24	466,996
30,000	BB+	Sealed Air Corp., Company Guaranteed Notes, 6.125% due 2/1/28(c)	29,753

		Total Packaging & Containers	2,640,397

Pharmaceuticals - 1.3%
		AbbVie Inc., Senior Unsecured Notes:
30,000	BBB+	3.750% due 11/14/23	29,770
730,000	BBB+	2.600% due 11/21/24	703,448
260,000	BBB+	3.800% due 3/15/25	254,424
100,000	BBB+	3.600% due 5/14/25	97,442
150,000	BBB+	2.950% due 11/21/26	141,577
850,000	BBB+	3.200% due 11/21/29	772,299
489,000	BBB+	4.550% due 3/15/35	465,824
598,000	BBB+	4.500% due 5/14/35	567,425
175,000	BBB+	4.050% due 11/21/39	150,016
7,000	BBB+	4.625% due 10/1/42	6,219
489,000	BBB+	4.400% due 11/6/42	429,055
150,000	BBB+	4.750% due 3/15/45	135,701

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Pharmaceuticals - 1.3% - (continued)
$ 10,000	BBB+	4.875% due 11/14/48	$9,255
230,000	BBB+	4.250% due 11/21/49	194,467
255,000	WR(d)	Allergan Funding SCS, Company Guaranteed Notes, 4.550% due 3/15/35	222,840
		Bayer US Finance II LLC, Company Guaranteed Notes:
280,000	BBB	4.250% due 12/15/25(c)	271,967
625,000	BBB	4.375% due 12/15/28(c)	600,509
285,000	BBB	4.625% due 6/25/38(c)	250,755
490,000	BBB	4.400% due 7/15/44(c)	391,872
970,000	BBB	4.875% due 6/25/48(c)	840,912
		Becton Dickinson & Co., Senior Unsecured Notes:
377,000	BBB	3.363% due 6/6/24	369,121
17,000	BBB	3.734% due 12/15/24	16,606
865,000	BBB	2.823% due 5/20/30	759,351
42,000	BBB	4.685% due 12/15/44	37,854
		Bristol-Myers Squibb Co., Senior Unsecured Notes:
216,000	A+	2.900% due 7/26/24	210,965
158,000	A+	3.200% due 6/15/26	152,473
41,000	A+	3.400% due 7/26/29	38,634
		Cigna Corp. (The):
		Company Guaranteed Notes:
152,000	A-	3.750% due 7/15/23	151,605
90,000	A-	4.125% due 11/15/25	88,181
90,000	A-	3.400% due 3/1/27	85,655
640,000	A-	4.375% due 10/15/28	624,067
300,000	A-	4.800% due 8/15/38	281,941
30,000	A-	4.900% due 12/15/48	27,261
		Senior Unsecured Notes:
160,000	A-	2.375% due 3/15/31	133,661
210,000	A-	3.200% due 3/15/40	160,667
570,000	A-	3.400% due 3/15/51	407,458
		CVS Health Corp., Senior Unsecured Notes:
116,000	BBB	3.875% due 7/20/25	113,639
50,000	BBB	3.625% due 4/1/27	47,853
244,000	BBB	4.300% due 3/25/28	237,779
460,000	BBB	3.750% due 4/1/30	423,787
124,000	BBB	1.875% due 2/28/31	98,983
300,000	BBB	2.125% due 9/15/31	241,344
64,000	BBB	5.250% due 2/21/33	64,170
445,000	BBB	4.875% due 7/20/35	424,742
440,000	BBB	4.780% due 3/25/38	407,092
50,000	BBB	4.125% due 4/1/40	41,518
70,000	BBB	5.125% due 7/20/45	63,761
1,710,000	BBB	5.050% due 3/25/48	1,540,995
30,000	BBB	4.250% due 4/1/50	24,329
107,206	BBB	CVS Pass-Through Trust, Pass-Thru Certificates, 6.036% due 12/10/28	108,236
		Johnson & Johnson, Senior Unsecured Notes:
100,000	AAA	0.550% due 9/1/25	92,010
280,000	AAA	2.450% due 3/1/26	267,056

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Pharmaceuticals - 1.3% - (continued)
$ 210,000	AAA	0.950% due 9/1/27	$184,750
540,000	AAA	3.625% due 3/3/37	490,091
		Merck & Co., Inc., Senior Unsecured Notes:
280,000	A+	0.750% due 2/24/26	255,063
150,000	A+	1.450% due 6/24/30	123,271
340,000	A+	2.750% due 12/10/51	231,553
215,000	B-	Option Care Health Inc., Company Guaranteed Notes, 4.375% due 10/31/29(c)	185,185
275,000	BB-	Organon & Co./Organon Foreign Debt Co.-Issuer BV, Senior Unsecured Notes, 5.125% due 4/30/31(c)	233,557
		Pfizer Inc., Senior Unsecured Notes:
230,000	A+	0.800% due 5/28/25	213,741
160,000	A+	2.625% due 4/1/30	142,350
140,000	A+	1.700% due 5/28/30	116,780
765,000	A+	Pfizer Investment Enterprises Pte Ltd., Company Guaranteed Notes, 5.340% due 5/19/63	763,686
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
42,000	BB-	2.800% due 7/21/23	41,715
220,000	BB-	7.125% due 1/31/25	223,709
1,640,000	BB-	3.150% due 10/1/26	1,463,802
720,000	BB-	5.125% due 5/9/29	648,871
130,000	A+	Wyeth LLC, Company Guaranteed Notes, 5.950% due 4/1/37	142,897

		Total Pharmaceuticals	19,739,592

Pipelines - 1.8%
		Cameron LNG LLC, Senior Secured Notes:
50,000	A	2.902% due 7/15/31(c)	43,548
1,177,000	A	3.302% due 1/15/35(c)	982,511
213,000	A	3.402% due 1/15/38(c)	178,691
		Cheniere Corpus Christi Holdings LLC, Senior Secured Notes:
576,000	BBB-	5.125% due 6/30/27	571,834
189,000	BBB-	3.700% due 11/15/29	172,522
12,000	BBB-	2.742% due 12/31/39	9,576
		Cheniere Energy Partners LP, Company Guaranteed Notes:
959,000	BBB-	4.500% due 10/1/29	878,978
589,000	BBB-	4.000% due 3/1/31	518,960
1,348,000	BBB-	3.250% due 1/31/32	1,103,142
40,000	BBB+	DCP Midstream Operating LP, Company Guaranteed Notes, 6.450% due 11/3/36(c)	40,414
38,000	A	Eastern Gas Transmission & Storage Inc., Senior Unsecured Notes, 4.600% due 12/15/44	32,085
247,000	BBB	El Paso Natural Gas Co. LLC, Company Guaranteed Notes, 3.500% due 2/15/32(c)	209,823
713,000	BBB+	Enbridge Inc., Company Guaranteed Notes, 5.700% due 3/8/33	724,498
		Energy Transfer LP:
10,000	BBB-	Company Guaranteed Notes, 5.350% due 5/15/45	8,551
		Junior Subordinated Notes:
80,000	BB	6.500% (5-Year CMT Index + 5.694%)(a)(e)	70,200
180,000	BB	6.750% (5-Year CMT Index + 5.134%)(a)(e)	159,005
240,000	BB	7.125% (5-Year CMT Index + 5.306%)(a)(e)	202,320
40,000	BB	9.349% (3-Month USD-LIBOR + 4.028%)(a)(e)	35,750
		Senior Unsecured Notes:
148,000	BBB-	5.875% due 1/15/24	148,046
360,000	BBB-	4.500% due 4/15/24	356,446
288,000	BBB-	3.900% due 5/15/24	282,801

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Pipelines - 1.8% - (continued)
$ 1,077,000	BBB-	5.500% due 6/1/27	$1,080,686
30,000	BBB-	4.950% due 6/15/28	29,410
240,000	BBB-	5.250% due 4/15/29	237,198
550,000	BBB-	3.750% due 5/15/30	498,308
338,000	BBB-	5.750% due 2/15/33	339,172
90,000	BBB-	6.100% due 2/15/42	84,937
200,000	BBB-	5.300% due 4/1/44	169,311
440,000	BBB-	5.400% due 10/1/47	378,128
200,000	BBB-	6.000% due 6/15/48	183,967
770,000	BBB-	6.250% due 4/15/49	734,207
2,281,000	BBB-	5.000% due 5/15/50	1,866,493
		Enterprise Products Operating LLC, Company Guaranteed Notes:
50,000	A-	3.900% due 2/15/24	49,379
660,000	A-	4.150% due 10/16/28	637,973
600,000	A-	2.800% due 1/31/30	528,316
200,000	A-	4.850% due 3/15/44	179,828
181,000	A-	4.200% due 1/31/50	146,328
360,000	A-	3.700% due 1/31/51	267,727
165,000	A-	3.300% due 2/15/53	114,957
130,000	A-	3.950% due 1/31/60	96,487
60,000	BBB	5.375% (3-Month USD-LIBOR + 2.570%) due 2/15/78(a)	49,040
177,420	Aa2(d)	Galaxy Pipeline Assets Bidco Ltd., Senior Secured Notes, 2.160% due 3/31/34(c)	151,466
		Kinder Morgan Inc., Company Guaranteed Notes:
480,000	BBB	5.625% due 11/15/23(c)	478,990
290,000	BBB	4.300% due 3/1/28	280,587
240,000	BBB	5.550% due 6/1/45	217,737
250,000	BBB	5.200% due 3/1/48	215,629
365,000	BBB	3.250% due 8/1/50	228,765
227,000	BBB	3.600% due 2/15/51	152,397
545,000	A-	Midwest Connector Capital Co. LLC, Company Guaranteed Notes, 4.625% due 4/1/29(c)	507,107
		MPLX LP, Senior Unsecured Notes:
180,000	BBB	4.875% due 6/1/25	177,982
550,000	BBB	4.800% due 2/15/29	536,014
150,000	BBB	4.500% due 4/15/38	129,142
260,000	BBB	4.700% due 4/15/48	208,149
150,000	BBB	5.500% due 2/15/49	133,709
		NGPL PipeCo LLC, Senior Unsecured Notes:
190,000	BBB-	4.875% due 8/15/27(c)	181,949
630,000	BBB-	3.250% due 7/15/31(c)	521,089
408,000	A	Northern Natural Gas Co., Senior Unsecured Notes, 3.400% due 10/16/51(c)	280,538
646,000	BBB	Northwest Pipeline LLC, Senior Unsecured Notes, 4.000% due 4/1/27	621,723
		Rockies Express Pipeline LLC, Senior Unsecured Notes:
300,000	BB+	4.950% due 7/15/29(c)	268,950
280,000	BB+	6.875% due 4/15/40(c)	241,129
		Sabine Pass Liquefaction LLC, Senior Secured Notes:
174,000	BBB+	5.750% due 5/15/24	173,666
516,000	BBB+	5.000% due 3/15/27	510,324
539,000	BBB+	4.500% due 5/15/30	509,897

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Pipelines - 1.8% - (continued)
$ 180,000		BBB+	5.900% due 9/15/37(c)	$182,534
258,000		BBB+	Southern Natural Gas Co. LLC, Senior Unsecured Notes, 8.000% due 3/1/32	296,503
248,000		BBB-	Targa Resources Corp., Company Guaranteed Notes, 4.200% due 2/1/33	218,950
			Targa Resources Partners LP/Targa Resources Partners Finance Corp., Company Guaranteed Notes:
50,000		BBB-	6.500% due 7/15/27	50,228
135,000		BBB-	5.000% due 1/15/28	130,146
153,000		BBB-	6.875% due 1/15/29	155,082
588,000		BBB-	5.500% due 3/1/30	565,847
240,000		BBB-	4.875% due 2/1/31	220,949
240,000		BBB-	4.000% due 1/15/32	206,003
560,000		BBB	Tennessee Gas Pipeline Co. LLC, Company Guaranteed Notes, 2.900% due 3/1/30(c)	481,540
			Texas Eastern Transmission LP, Senior Unsecured Notes:
244,000		BBB+	3.500% due 1/15/28(c)	227,968
490,000		BBB+	4.150% due 1/15/48(c)	380,408
			Transcontinental Gas Pipe Line Co. LLC, Senior Unsecured Notes:
1,719,000		BBB	7.850% due 2/1/26	1,822,233
1,303,000		BBB	4.000% due 3/15/28	1,238,828
110,000		BB+	Venture Global Calcasieu Pass LLC, Senior Secured Notes, 3.875% due 11/1/33(c)	90,237
			Western Midstream Operating LP, Senior Unsecured Notes:
140,000		BBB-	3.350% due 2/1/25	133,782
40,000		BBB-	4.500% due 3/1/28	37,611
340,000		BBB-	4.300% due 2/1/30	302,680
90,000		BBB-	5.500% due 8/15/48	73,621
90,000		BBB-	5.500% due 2/1/50	71,940
			Williams Cos., Inc. (The), Senior Unsecured Notes:
50,000		BBB	7.500% due 1/15/31	55,116
207,000		BBB	2.600% due 3/15/31	171,310
260,000		BBB	7.750% due 6/15/31	288,470
116,000		BBB	8.750% due 3/15/32	138,365

			Total Pipelines	28,668,843

Real Estate - 0.0%@
			Blackstone Property Partners Europe Holdings Sarl:
200,000	EUR	BBB	Company Guaranteed Notes, 1.750% due 3/12/29	160,045
300,000	EUR	BBB	Senior Unsecured Notes, 1.625% due 4/20/30	226,523
300,000	EUR	BBB+	Vonovia SE, Senior Unsecured Notes, 1.500% due 6/14/41	174,714

			Total Real Estate	561,282

Real Estate Investment Trusts (REITs) - 1.6%
520,000		BBB-	American Assets Trust LP, Company Guaranteed Notes, 3.375% due 2/1/31	407,364
			American Homes 4 Rent LP, Senior Unsecured Notes:
15,000		BBB	3.625% due 4/15/32	12,979
315,000		BBB	3.375% due 7/15/51	201,757
265,000		BBB	4.300% due 4/15/52	199,982
			American Tower Corp., Senior Unsecured Notes:
254,000		BBB-	1.500% due 1/31/28	215,477
377,000		BBB-	5.500% due 3/15/28	381,334
49,000		BBB-	3.950% due 3/15/29	45,710
186,000		BBB-	3.800% due 8/15/29	171,797
208,000		BBB-	2.100% due 6/15/30	169,248

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Real Estate Investment Trusts (REITs) - 1.6% - (continued)
$ 137,000		BBB-	1.875% due 10/15/30	$108,669
1,376,000		BBB-	2.700% due 4/15/31	1,146,029
584,000		BBB-	2.300% due 9/15/31	466,522
200,000	EUR	BBB-	1.000% due 1/15/32	160,288
849,000		BBB-	5.650% due 3/15/33	862,968
515,000		BBB-	Brixmor Operating Partnership LP, Senior Unsecured Notes, 4.050% due 7/1/30	464,916
			Crown Castle Inc., Senior Unsecured Notes:
51,000		BBB	3.150% due 7/15/23	50,861
159,000		BBB	5.000% due 1/11/28	157,839
342,000		BBB	3.800% due 2/15/28	321,845
212,000		BBB	3.100% due 11/15/29	187,774
536,000		BBB	2.250% due 1/15/31	439,858
219,000		BBB	2.100% due 4/1/31	176,548
2,431,000		BBB	5.100% due 5/1/33	2,394,037
40,000		BB+	CTR Partnership LP/CareTrust Capital Corp., Company Guaranteed Notes, 3.875% due 6/30/28(c)	34,445
			CubeSmart LP, Company Guaranteed Notes:
273,000		BBB	2.250% due 12/15/28	233,578
310,000		BBB	2.500% due 2/15/32	247,585
460,000	EUR	Baa2(d)	Digital Intrepid Holding BV, Company Guaranteed Notes, 0.625% due 7/15/31	344,891
			Equinix Inc., Senior Unsecured Notes:
369,000		BBB	1.550% due 3/15/28	311,362
427,000		BBB	2.000% due 5/15/28	362,965
934,000		BBB	3.200% due 11/18/29	821,707
			Extra Space Storage LP, Company Guaranteed Notes:
200,000		BBB	3.900% due 4/1/29	184,696
995,000		BBB	2.350% due 3/15/32	781,771
			GLP Capital LP/GLP Financing II Inc., Company Guaranteed Notes:
225,000		BBB-	5.250% due 6/1/25	220,304
775,000		BBB-	5.375% due 4/15/26	753,601
510,000		BBB-	5.300% due 1/15/29	487,516
467,000		BBB-	4.000% due 1/15/30	407,388
295,000		BBB-	4.000% due 1/15/31	254,083
897,000		BBB-	3.250% due 1/15/32	727,121
			Healthcare Realty Holdings LP, Company Guaranteed Notes:
475,000		BBB	3.625% due 1/15/28	425,129
810,000		BBB	3.100% due 2/15/30	693,186
5,000		BBB	2.050% due 3/15/31	3,776
31,000		BBB+	Healthpeak OP LLC, Company Guaranteed Notes, 3.400% due 2/1/25	29,989
			Hudson Pacific Properties LP, Company Guaranteed Notes:
15,000		BBB-	3.950% due 11/1/27	11,010
785,000		BBB-	4.650% due 4/1/29	560,276
190,000		BBB-	3.250% due 1/15/30	121,874
			Invitation Homes Operating Partnership LP, Company Guaranteed Notes:
111,000		BBB	2.300% due 11/15/28	93,603
590,000		BBB	2.000% due 8/15/31	450,414
107,000		BBB	4.150% due 4/15/32	96,152
345,000		BBB	2.700% due 1/15/34	261,013
325,000		BBB	Kilroy Realty LP, Company Guaranteed Notes, 2.650% due 11/15/33	215,423

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Real Estate Investment Trusts (REITs) - 1.6% - (continued)
$ 211,000		BBB+	Kimco Realty OP LLC, Company Guaranteed Notes, 4.600% due 2/1/33	$195,483
250,000		BBB	Life Storage LP, Company Guaranteed Notes, 2.400% due 10/15/31	199,473
			NNN REIT Inc., Senior Unsecured Notes:
206,000		BBB+	3.100% due 4/15/50	126,346
832,000		BBB+	3.500% due 4/15/51	556,120
177,000		BBB+	3.000% due 4/15/52	106,871
			Physicians Realty LP, Company Guaranteed Notes:
70,000		BBB	4.300% due 3/15/27	66,377
15,000		BBB	3.950% due 1/15/28	13,847
285,000		BBB	2.625% due 11/1/31	223,398
400,000	EUR	A	Prologis Euro Finance LLC, Company Guaranteed Notes, 4.250% due 1/31/43	392,277
			Prologis LP, Senior Unsecured Notes:
307,000		A	1.750% due 2/1/31	244,965
134,000		A	2.250% due 1/15/32	109,041
			Realty Income Corp., Senior Unsecured Notes:
144,000		A-	3.250% due 1/15/31	126,150
75,000		A-	5.625% due 10/13/32	76,465
			VICI Properties LP, Senior Unsecured Notes:
232,000		BBB-	4.750% due 2/15/28	220,517
318,000		BBB-	4.950% due 2/15/30	296,290
600,000		BBB-	5.125% due 5/15/32	560,150
355,000		BBB-	5.625% due 5/15/52	312,581
			VICI Properties LP/VICI Notes Co., Inc., Company Guaranteed Notes:
80,000		BBB-	4.625% due 6/15/25(c)	77,295
75,000		BBB-	4.500% due 9/1/26(c)	71,158
745,000		BBB-	4.250% due 12/1/26(c)	699,248
119,000		BBB-	5.750% due 2/1/27(c)	117,516
1,365,000		BBB-	3.750% due 2/15/27(c)	1,265,778
217,000		BBB-	4.500% due 1/15/28(c)	201,843
255,000		BBB-	3.875% due 2/15/29(c)	225,425
950,000		BBB-	4.125% due 8/15/30(c)	833,212
466,000		BBB+	WP Carey Inc., Senior Unsecured Notes, 2.400% due 2/1/31	373,567

			Total Real Estate Investment Trusts (REITs)	25,570,053

Retail - 0.3%
350,000		BBB	Alimentation Couche-Tard Inc., Senior Unsecured Notes, 3.800% due 1/25/50(c)	249,529
			Costco Wholesale Corp., Senior Unsecured Notes:
390,000		A+	1.375% due 6/20/27	349,005
160,000		A+	1.600% due 4/20/30	134,138
137,000		CCC+	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Company Guaranteed Notes, 6.750% due 1/15/30(c)	111,585
			Home Depot Inc. (The), Senior Unsecured Notes:
210,000		A	2.500% due 4/15/27	196,869
330,000		A	3.250% due 4/15/32	298,434
70,000		A	3.300% due 4/15/40	56,152
20,000		A	3.900% due 6/15/47	16,690
380,000		A	3.350% due 4/15/50	283,418
			Lowe’s Cos., Inc., Senior Unsecured Notes:
55,000		BBB+	3.650% due 4/5/29	51,672
70,000		BBB+	4.500% due 4/15/30	68,444

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Retail - 0.3% - (continued)
$ 284,000	BBB+	1.700% due 10/15/30	$226,945
		McDonald’s Corp., Senior Unsecured Notes:
40,000	BBB+	3.300% due 7/1/25	38,768
30,000	BBB+	1.450% due 9/1/25	27,859
140,000	BBB+	3.700% due 1/30/26	136,536
30,000	BBB+	3.500% due 3/1/27	28,993
60,000	BBB+	3.500% due 7/1/27	57,693
340,000	BBB+	3.800% due 4/1/28	329,208
100,000	BBB+	3.600% due 7/1/30	93,527
20,000	BBB+	3.625% due 9/1/49	15,366
400,000	BBB+	4.200% due 4/1/50	338,826
360,000	CCC	Michaels Cos Inc. (The), Senior Unsecured Notes, 7.875% due 5/1/29(c)	221,584
250,000	BB-	Papa John’s International Inc., Company Guaranteed Notes, 3.875% due 9/15/29(c)	209,665
120,000	A	Target Corp., Senior Unsecured Notes, 2.250% due 4/15/25	114,655
250,000	BBB	Tractor Supply Co., Senior Unsecured Notes, 5.250% due 5/15/33	248,785
		Walmart Inc., Senior Unsecured Notes:
90,000	AA	1.500% due 9/22/28	78,656
40,000	AA	1.800% due 9/22/31	33,366

		Total Retail	4,016,368

Savings & Loans - 0.1%
800,000	BBB+	Nationwide Building Society, Senior Unsecured Notes, 4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(c)	797,039

Semiconductors - 0.5%
		Broadcom Inc.:
		Company Guaranteed Notes:
85,000	BBB-	3.625% due 10/15/24	82,952
170,000	BBB-	4.150% due 11/15/30	156,497
624,000	BBB-	2.600% due 2/15/33(c)	485,475
		Senior Unsecured Notes:
170,000	BBB-	4.150% due 4/15/32(c)	153,043
102,000	BBB-	3.419% due 4/15/33(c)	84,729
1,486,000	BBB-	3.469% due 4/15/34(c)	1,212,633
650,000	BBB-	3.137% due 11/15/35(c)	495,954
183,000	BBB-	3.187% due 11/15/36(c)	136,971
817,000	BBB-	4.926% due 5/15/37(c)	736,778
		Intel Corp., Senior Unsecured Notes:
70,000	A	3.700% due 7/29/25	68,504
191,000	A	4.875% due 2/10/28	192,553
200,000	A	1.600% due 8/12/28	173,778
170,000	A	5.125% due 2/10/30	171,991
54,000	A	3.734% due 12/8/47	41,194
110,000	A	4.750% due 3/25/50	96,523
230,000	A	3.050% due 8/12/51	150,768
231,000	A	5.050% due 8/5/62	205,360
		KLA Corp., Senior Unsecured Notes:
383,000	A-	4.100% due 3/15/29	373,007
261,000	A-	3.300% due 3/1/50	193,186
340,000	A-	5.250% due 7/15/62	332,870

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Semiconductors - 0.5% - (continued)
		Micron Technology Inc., Senior Unsecured Notes:
$ 230,000	BBB-	5.875% due 2/9/33	$229,464
60,000	BBB-	5.875% due 9/15/33	59,051
		NVIDIA Corp., Senior Unsecured Notes:
120,000	A	3.500% due 4/1/40	101,572
750,000	A	3.500% due 4/1/50	600,688
160,000	A	3.700% due 4/1/60	126,021
		NXP BV/NXP Funding LLC/NXP USA Inc., Company Guaranteed Notes:
90,000	BBB+	2.700% due 5/1/25	85,508
807,000	BBB+	3.400% due 5/1/30	717,925
387,000	A	QUALCOMM Inc., Senior Unsecured Notes, 5.400% due 5/20/33	404,712
90,000	A+	Texas Instruments Inc., Senior Unsecured Notes, 1.750% due 5/4/30	75,771

		Total Semiconductors	7,945,478

Shipbuilding - 0.0%@
286,000	BBB-	Huntington Ingalls Industries Inc., Company Guaranteed Notes, 2.043% due 8/16/28	243,085

Software - 0.7%
279,000	BBB+	Autodesk Inc., Senior Unsecured Notes, 2.850% due 1/15/30	247,116
870,000	BBB	Fiserv Inc., Senior Unsecured Notes, 5.600% due 3/2/33	891,486
		Microsoft Corp., Senior Unsecured Notes:
270,000	AAA	2.875% due 2/6/24	266,274
70,000	AAA	2.700% due 2/12/25	67,903
750,000	AAA	2.400% due 8/8/26	711,349
670,000	AAA	3.300% due 2/6/27	655,581
5,000	AAA	3.450% due 8/8/36	4,575
7,000	AAA	2.525% due 6/1/50	4,810
18,000	AAA	2.921% due 3/17/52	13,329
42,000	AAA	3.041% due 3/17/62	30,375
		Oracle Corp., Senior Unsecured Notes:
490,000	BBB	1.650% due 3/25/26	447,761
235,000	BBB	3.250% due 11/15/27	219,401
170,000	BBB	4.650% due 5/6/30	164,374
590,000	BBB	2.875% due 3/25/31	502,217
171,000	BBB	4.300% due 7/8/34	154,107
267,000	BBB	3.850% due 7/15/36	222,462
1,618,000	BBB	3.800% due 11/15/37	1,315,502
428,000	BBB	3.600% due 4/1/40	323,911
218,000	BBB	5.375% due 7/15/40	207,260
1,981,000	BBB	3.650% due 3/25/41	1,494,640
181,000	BBB	4.000% due 7/15/46	135,619
313,000	BBB	4.000% due 11/15/47	232,895
713,000	BBB	3.600% due 4/1/50	491,180
1,096,000	BBB	3.950% due 3/25/51	807,580
130,000	BBB	6.900% due 11/9/52	141,351
200,000	BBB	5.550% due 2/6/53	186,857
		Salesforce Inc., Senior Unsecured Notes:
370,000	A+	3.700% due 4/11/28	360,994
140,000	A+	2.700% due 7/15/41	101,057
75,000	A+	3.050% due 7/15/61	49,309
475,000	BBB	Take-Two Interactive Software Inc., Senior Unsecured Notes, 4.000% due 4/14/32	437,389

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Software - 0.7% - (continued)
			VMware Inc., Senior Unsecured Notes:
$ 247,000		BBB-	1.800% due 8/15/28	$208,423
412,000		BBB-	2.200% due 8/15/31	323,873

			Total Software	11,420,960

Telecommunications - 1.8%
			AT&T Inc., Senior Unsecured Notes:
20,000		BBB	4.250% due 3/1/27	19,657
510,000		BBB	2.300% due 6/1/27	462,132
170,000		BBB	1.650% due 2/1/28	147,346
175,000		BBB	4.350% due 3/1/29	169,768
505,000		BBB	2.750% due 6/1/31	427,254
1,365,000		BBB	2.550% due 12/1/33	1,072,861
370,000		BBB	4.500% due 5/15/35	341,057
50,000		BBB	5.350% due 9/1/40	48,271
320,000		BBB	3.500% due 6/1/41	244,046
80,000		BBB	5.550% due 8/15/41	78,271
245,000		BBB	4.350% due 6/15/45	202,495
238,000		BBB	4.500% due 3/9/48	199,085
390,000		BBB	3.500% due 9/15/53	270,673
1,028,000		BBB	3.550% due 9/15/55	705,649
95,000		BBB	3.800% due 12/1/57	67,416
570,000		BBB	3.650% due 9/15/59	389,762
75,000		BBB	3.850% due 6/1/60	53,533
			CommScope Inc., Senior Secured Notes:
80,000		B	6.000% due 3/1/26(c)	75,222
390,000		B	4.750% due 9/1/29(c)	307,662
			Frontier Communications Holdings LLC, Senior Secured Notes:
500,000		B	5.000% due 5/1/28(c)	419,217
150,000		B	8.750% due 5/15/30(c)	140,351
56,000		B	8.625% due 3/15/31(c)	51,724
280,000	EUR	BBB	Global Switch Finance BV, Company Guaranteed Notes, 1.375% due 10/7/30	247,477
			Intelsat Jackson Holdings SA:
974,000		B+	Senior Secured Notes, 6.500% due 3/15/30(c)	898,418
			Senior Unsecured Notes:
400,000		NR	5.500% due 8/1/23*#(g)(h)	–
184,000		NR	8.500% due 10/15/24*#(c)(g)(h)	–
605,000		NR	9.750% due 7/15/25*#(c)(g)(h)	–
			Motorola Solutions Inc., Senior Unsecured Notes:
386,000		BBB-	2.300% due 11/15/30	312,485
306,000		BBB-	2.750% due 5/24/31	252,216
851,000		BBB-	5.600% due 6/1/32	851,986
150,000		BB-	Qwest Corp., Senior Unsecured Notes, 7.250% due 9/15/25	123,920
			Rogers Communications Inc., Company Guaranteed Notes:
720,000		BBB-	3.800% due 3/15/32(c)	636,404
110,000		BBB-	4.550% due 3/15/52(c)	87,359
420,000		BBB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	510,051
2,382,000		BBB-	Sprint LLC, Company Guaranteed Notes, 7.875% due 9/15/23	2,393,155

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Telecommunications - 1.8% - (continued)
		Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, Senior Secured Notes:
$ 702,500	A1(d)	4.738% due 3/20/25(c)	$695,737
1,140,000	A1(d)	5.152% due 3/20/28(c)	1,132,292
330,000	BBB-	Telefonica Emisiones SA, Company Guaranteed Notes, 4.103% due 3/8/27	319,747
		T-Mobile USA Inc., Company Guaranteed Notes:
820,000	BBB	3.500% due 4/15/25	795,403
740,000	BBB	2.250% due 2/15/26	686,566
1,294,000	BBB	3.750% due 4/15/27	1,229,929
110,000	BBB	2.625% due 2/15/29	96,305
300,000	BBB	3.375% due 4/15/29	271,783
490,000	BBB	3.875% due 4/15/30	454,708
1,600,000	BBB	2.550% due 2/15/31	1,338,971
80,000	BBB	2.875% due 2/15/31	68,390
1,000,000	BBB	3.500% due 4/15/31	891,383
290,000	BBB	2.250% due 11/15/31	233,387
330,000	BBB	2.700% due 3/15/32	274,080
450,000	BBB	4.375% due 4/15/40	394,992
60,000	BBB	3.000% due 2/15/41	43,333
10,000	BBB	3.300% due 2/15/51	6,901
		Verizon Communications Inc., Senior Unsecured Notes:
220,000	BBB+	2.625% due 8/15/26	206,714
80,000	BBB+	4.125% due 3/16/27	78,556
130,000	BBB+	2.100% due 3/22/28	114,852
546,000	BBB+	4.329% due 9/21/28	531,672
550,000	BBB+	3.150% due 3/22/30	491,994
138,000	BBB+	1.680% due 10/30/30	109,760
140,000	BBB+	1.750% due 1/20/31	110,574
585,000	BBB+	2.550% due 3/21/31	489,984
1,406,000	BBB+	2.355% due 3/15/32	1,133,583
205,000	BBB+	5.050% due 5/9/33	202,947
680,000	BBB+	4.500% due 8/10/33	642,695
843,000	BBB+	4.400% due 11/1/34	781,395
401,000	BBB+	5.850% due 9/15/35	414,532
150,000	BBB+	5.250% due 3/16/37	148,523
310,000	BBB+	2.650% due 11/20/40	213,090
50,000	BBB+	3.400% due 3/22/41	38,135
100,000	BBB+	4.125% due 8/15/46	81,919
60,000	BBB+	4.862% due 8/21/46	54,760
20,000	BBB+	5.500% due 3/16/47	19,744
50,000	BBB+	4.000% due 3/22/50	39,920
430,000	BBB+	2.875% due 11/20/50	273,985
124,000	BBB+	2.987% due 10/30/56	76,436
184,000	BBB+	3.000% due 11/20/60	112,473
200,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(c)	164,679
1,435,000	BBB	Vodafone Group PLC, Senior Unsecured Notes, 4.875% due 6/19/49	1,235,147

		Total Telecommunications	28,908,899

Transportation - 0.3%
		Burlington Northern Santa Fe LLC, Senior Unsecured Notes:
351,000	AA-	4.150% due 12/15/48	300,532

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 28.0% - (continued)
Transportation - 0.3% - (continued)
$ 174,000	AA-	2.875% due 6/15/52	$117,598
167,000	AA-	4.450% due 1/15/53	151,371
220,000	BBB+	Canadian Pacific Railway Co., Company Guaranteed Notes, 3.100% due 12/2/51	152,265
		CSX Corp., Senior Unsecured Notes:
108,000	BBB+	3.350% due 9/15/49	78,280
237,000	BBB+	2.500% due 5/15/51	148,049
302,000	BBB+	4.500% due 11/15/52	267,957
		Norfolk Southern Corp., Senior Unsecured Notes:
282,000	BBB+	2.550% due 11/1/29	246,998
103,000	BBB+	3.000% due 3/15/32	89,450
33,000	BBB+	4.800% due 8/15/43	28,575
188,000	BBB+	3.942% due 11/1/47	150,270
136,000	BBB+	4.150% due 2/28/48	111,416
100,000	BBB+	3.050% due 5/15/50	67,530
276,000	BBB+	4.550% due 6/1/53	241,538
723,000	BBB+	Ryder System Inc., Senior Unsecured Notes, 5.650% due 3/1/28	729,963
		Union Pacific Corp., Senior Unsecured Notes:
50,000	A-	3.750% due 7/15/25	48,981
60,000	A-	2.150% due 2/5/27	55,482
410,000	A-	2.891% due 4/6/36	330,588
185,000	A-	3.600% due 9/15/37	159,445
35,000	A-	4.300% due 3/1/49	30,287
358,000	A-	3.250% due 2/5/50	263,356
322,000	A-	3.500% due 2/14/53	245,068
460,000	A-	3.839% due 3/20/60	357,401
160,000	A-	3.750% due 2/5/70	119,618

		Total Transportation	4,492,018

Trucking & Leasing - 0.0%@
		Penske Truck Leasing Co. LP/PTL Finance Corp., Senior Unsecured Notes:
97,000	BBB	3.950% due 3/10/25(c)	93,899
516,000	BBB	5.875% due 11/15/27(c)	518,137

		Total Trucking & Leasing	612,036

		TOTAL CORPORATE BONDS & NOTES (Cost - $476,768,207)	440,820,844

U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.1%
U.S. GOVERNMENT AGENCIES - 1.4%
		Federal Farm Credit Banks Funding Corp.:
3,005,000		2.170% due 10/29/29	2,629,620
135,000		3.500% due 9/1/32	127,917
225,000		3.875% due 9/20/32	219,235
2,720,000		3.500% due 2/28/39	2,400,136
		Federal Home Loan Banks:
5,900,000		5.370% due 5/21/24	5,874,450
5,890,000		5.300% due 5/22/24	5,863,327
635,000		0.920% due 2/26/27	559,605
345,000		4.000% due 9/1/28	344,975
2,900,000		2.200% due 9/24/29	2,544,144

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.1% - (continued)
U.S. GOVERNMENT AGENCIES - 1.4% - (continued)
	Federal National Mortgage Association (FNMA), Principal Strip:
$ 575,000	zero coupon due 1/15/30(i)	$443,712
595,000	zero coupon due 5/15/30(i)	445,735

	Total U.S. GOVERNMENT AGENCIES	21,452,856

U.S. GOVERNMENT OBLIGATIONS - 21.7%
	U.S. Treasury Bonds:
2,370,000	5.000% due 5/15/37	2,711,752
2,835,000	4.375% due 2/15/38	3,043,472
1,500,000	1.125% due 8/15/40	966,357
620,000	1.375% due 11/15/40	415,739
6,000,000	1.875% due 2/15/41	4,370,156
100,000	2.250% due 5/15/41	77,303
38,314,000	2.000% due 11/15/41	28,140,586
2,270,000	3.125% due 11/15/41	2,013,118
14,810,000	2.375% due 2/15/42	11,575,519
180,000	3.250% due 5/15/42	161,536
1,115,000	3.375% due 8/15/42	1,018,134
4,320,000	4.000% due 11/15/42	4,318,650
100,000	3.125% due 2/15/43	87,711
1,965,000	3.875% due 2/15/43	1,926,928
6,120,000	3.875% due 5/15/43	6,001,425
502,500	3.625% due 8/15/43	475,314
10,310,000	3.750% due 11/15/43	9,924,986
1,095,000	3.625% due 2/15/44	1,032,337
415,000	3.125% due 8/15/44	360,726
1,375,000	3.000% due 11/15/44	1,168,481
1,495,000	2.875% due 8/15/45	1,237,930
1,412,500	3.000% due 11/15/45	1,194,942
6,490,000	2.500% due 2/15/46	5,007,187
1,110,000	2.875% due 11/15/46	916,704
3,723,000	3.000% due 2/15/47	3,140,990
6,065,000	3.000% due 5/15/47	5,119,476
880,000	2.750% due 8/15/47	708,984
2,120,000	3.000% due 2/15/48	1,789,330
995,000	3.375% due 11/15/48	899,892
2,820,000	2.000% due 2/15/50	1,925,862
6,570,000	1.250% due 5/15/50	3,674,324
8,225,000	1.375% due 8/15/50	4,752,829
4,905,000	1.625% due 11/15/50	3,029,987
4,123,000	1.875% due 2/15/51	2,716,993
4,040,000	2.375% due 5/15/51	2,994,177
3,310,000	2.000% due 8/15/51	2,245,240
2,871,000	1.875% due 11/15/51	1,883,757
4,839,000	2.250% due 2/15/52	3,479,921
280,000	2.875% due 5/15/52	231,219
272,000	3.000% due 8/15/52	230,520
2,774,000	4.000% due 11/15/52	2,844,400
3,766,000	3.625% due 2/15/53	3,607,122
12,340,000	3.625% due 5/15/53	11,836,759

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.1% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 21.7% - (continued)
	U.S. Treasury Inflation Indexed Notes:
$ 12,473,971	1.250% due 4/15/28	$12,236,091
9,328,348	1.125% due 1/15/33	9,051,880
	U.S. Treasury Notes:
2,189,000	4.500% due 11/30/24	2,180,364
5,801,000	1.125% due 1/15/25	5,483,078
5,115,000	1.500% due 2/15/25	4,857,552
1,215,000	3.875% due 4/30/25	1,202,043
10,360,000	4.250% due 5/31/25	10,333,088
520,000	2.875% due 6/15/25	504,786
533,000	3.125% due 8/15/25	519,883
4,965,000	3.500% due 9/15/25	4,883,349
365,000	0.250% due 9/30/25	333,448
2,570,000	0.250% due 10/31/25	2,339,202
4,663,000	4.500% due 11/15/25	4,694,466
1,610,000	0.375% due 11/30/25	1,466,704
620,000	0.375% due 12/31/25	564,103
375,000	0.375% due 1/31/26	340,049
9,385,000	4.000% due 2/15/26	9,356,405
4,214,000	0.500% due 2/28/26	3,824,205
4,995,000	4.625% due 3/15/26	5,067,193
1,190,000	0.750% due 3/31/26	1,086,642
3,790,000	3.750% due 4/15/26	3,757,578
5,876,000	0.750% due 4/30/26	5,348,193
19,515,000	3.625% due 5/15/26	19,293,169
770,000	1.875% due 2/28/27	715,378
100,000	2.625% due 5/31/27	95,316
1,185,000	2.750% due 7/31/27	1,133,827
2,160,000	3.125% due 8/31/27	2,097,563
3,043,000	4.125% due 10/31/27	3,075,807
6,413,000	3.875% due 11/30/27	6,425,776
4,970,000	0.750% due 1/31/28	4,324,482
4,482,000	3.500% due 1/31/28	4,423,510
223,000	1.125% due 2/29/28	197,190
2,115,000	4.000% due 2/29/28	2,134,498
4,173,000	3.625% due 3/31/28	4,142,518
9,335,000	3.500% due 4/30/28	9,219,042
36,445,000	3.625% due 5/31/28	36,252,810
565,000	1.125% due 8/31/28	494,066
235,000	1.500% due 11/30/28	208,650
2,389,000	1.375% due 12/31/28	2,104,233
415,000	2.375% due 3/31/29	384,961
3,432,000	3.875% due 11/30/29	3,458,544
910,000	3.500% due 4/30/30	898,980
617,000	3.750% due 5/31/30	619,169
812,000	1.375% due 11/15/31	679,003
805,000	2.875% due 5/15/32	757,266
2,566,000	4.125% due 11/15/32	2,660,235

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 23.1% - (continued)
U.S. GOVERNMENT OBLIGATIONS - 21.7% - (continued)
$ 1,266,000		3.375% due 5/15/33	$1,238,603
2,020,000		U.S. Treasury Strip Principal, zero coupon due 5/15/49(i)	738,352

		Total U.S. GOVERNMENT OBLIGATIONS	342,462,025

		TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $398,443,906)	363,914,881

COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9%
690,000	AAA(f)	280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, 5.979% (1-Month USD-LIBOR + 0.880%) due 9/15/34(a)(c)	666,348
738,531	Aaa(d)	321 Henderson Receivables V LLC, Series 2008-3A, Class A1, 8.000% due 6/15/45(c)	812,274
237,019	A	Accredited Mortgage Loan Trust, Series 2007-1, Class A4, 5.358% (1-Month USD-LIBOR + 0.220%) due 2/25/37(a)	235,089
66,688	CC	AFC Home Equity Loan Trust, Series 1999-2, Class 2A, 5.788% (1-Month USD-LIBOR + 0.650%) due 6/25/29(a)	47,323
1,100,000	Aaa(d)	AGL CLO 1 Ltd., Series 2019-1A, Class AR, 6.430% (3-Month USD-LIBOR + 1.180%) due 10/20/34(a)(c)	1,076,799
1,200,000	AAA	AIG CLO LLC, Series 2018-1A, Class A1R, 6.370% (3-Month USD-LIBOR + 1.120%) due 4/20/32(a)(c)	1,187,649
1,000,000	AAA	Allegro CLO XI Ltd., Series 2019-2A, Class A1A, 6.655% (3-Month USD-LIBOR + 1.390%) due 1/19/33(a)(c)	989,426
615,000	Aa2(d)	Allegro CLO XIII Ltd., Series 2021-1A, Class B, 6.950% (3-Month USD-LIBOR + 1.700%) due 7/20/34(a)(c)	593,663
685,524	CCC	Alternative Loan Trust, Series 2005-56, Class 4A1, 5.758% (1-Month USD-LIBOR + 0.620%) due 11/25/35(a)	616,756
838,997	AA	American Home Mortgage Investment Trust, Series 2004-3, Class 4A, 3.835% (6-Month USD-LIBOR + 1.500%) due 10/25/34(a)	830,823
890,978	AAA(f)	Angel Oak Mortgage Trust, Series 2023-1, Class A1, step bond to yield, 4.750% due 9/26/67(c)	868,169
900,000	BBB	Applebee’s Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824% due 3/5/53(c)	904,935
210,000	Baa2(d)	Aqua Finance Trust, Series 2020-AA, Class C, 3.970% due 7/17/46(c)	178,481
1,990,000	Aaa(d)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL4, Class A, 6.457% (1-Month USD-LIBOR + 1.350%) due 11/15/36(a)(c)	1,954,235
157,668	AAA	Ares XLII CLO Ltd., Series 2017-42A, Class AR, 6.193% (3-Month USD-LIBOR + 0.920%) due 1/22/28(a)(c)	155,855
		Asset-Backed Securities Corp. Home Equity Loan Trust:
393,953	BBB	Series 2007-HE1, Class A1B, 3.713% (1-Month USD-LIBOR + 0.150%) due 12/25/36(a)	374,591
453,162	CCC	Series 2007-HE1, Class A4, 3.927% (1-Month USD-LIBOR + 0.140%) due 12/25/36(a)	436,194
260,000	AAA	Bain Capital Credit CLO, Series 2018-1A, Class A1, 6.233% (3-Month USD-LIBOR + 0.960%) due 4/23/31(a)(c)	256,324
290,000	AAA	Bain Capital Credit CLO Ltd., Series 2021-4A, Class A1, 6.420% (3-Month USD-LIBOR + 1.170%) due 10/20/34(a)(c)	283,765
		BAMLL Commercial Mortgage Securities Trust:
480,000	AA-	Series 2015-200P, Class B, 3.490% due 4/14/33(c)	440,862
420,000	AAA(f)	Series 2018-PARK, Class A, 4.091% due 8/10/38(a)(c)	377,980
820,000	AAA	Series 2019-BPR, Class AMP, 3.287% due 11/5/32(c)	751,396
18,125	AA+	Banc of America Mortgage Trust, Series 2004-F, Class 1A1, 3.667% due 7/25/34(a)	16,651
1,060,000	Aaa(d)	BANK, Series 2017-BNK7, Class A4, 3.175% due 9/15/60	975,079
		BBCMS Mortgage Trust:
280,000	AAA	Series 2022-C16, Class A5, 4.600% due 6/15/55(a)	270,307
590,000	AAA	Series 2023-C19, Class A2B, 5.753% due 4/15/56	596,069
89,126	WD(f)	Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 3.851% due 5/25/47(a)	79,870
44,850	CCC	Bear Stearns ALT-A Trust, Series 2005-4, Class 23A2, 4.196% due 5/25/35(a)	42,355
243,289	D	Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3, 5.500% due 9/25/35(a)	219,840
1,240,000	AAA	Beast Mortgage Trust, Series 2021-SSCP, Class A, 5.923% (1-Month Term SOFR + 0.864%) due 4/15/36(a)(c)	1,186,693
		Benchmark Mortgage Trust:
213,000	AAA	Series 2019-B13, Class A4, 2.952% due 8/15/57	186,085
2,179,444	Aa1(d)	Series 2021-B28, Class XA, 1.279% due 8/15/54(a)(j)	155,061
1,333,000	AAA(f)	BFLD, Series 2019-DPLO, Class A, 6.263% (1-Month Term SOFR + 1.204%) due 10/15/34(a)(c)	1,322,360
650,000	Aaa(d)	BLP Commercial Mortgage Trust, Series 2023-IND, Class A, 6.751% (1-Month Term SOFR + 1.692%) due 3/15/40(a)(c)	642,912
320,000	AAA	BlueMountain CLO XXII Ltd., Series 2018-22A, Class A1, 6.340% (3-Month USD-LIBOR + 1.080%) due 7/15/31(a)(c)	315,280
738,648	AAA	BlueMountain Fuji US CLO I Ltd., Series 2017-1A, Class A1R, 6.230% (3-Month USD-LIBOR + 0.980%) due 7/20/29(a)(c)	730,404
280,000	AAA	BMO Mortgage Trust, Series 2022-C1, Class A5, 3.374% due 2/15/55(a)	245,609

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% - (continued)
		BRAVO Residential Funding Trust:
$ 1,934,195	NR	Series 2021-A, Class A1, step bond to yield, 1.991% due 10/25/59(c)	$1,844,351
650,822	AAA(f)	Series 2022-NQM3, Class A1, 5.108% due 7/25/62(a)(c)	635,060
500,000	AAA	Buttermilk Park CLO Ltd., Series 2018-1A, Class A1, 6.360% (3-Month USD-LIBOR + 1.100%) due 10/15/31(a)(c)	494,676
		BX Commercial Mortgage Trust:
890,000	Aaa(d)	Series 2021-CIP, Class A, 6.028% (1-Month USD-LIBOR + 0.921%) due 12/15/38(a)(c)	864,226
278,015	A3(d)	Series 2021-XL2, Class D, 6.504% (1-Month USD-LIBOR + 1.397%) due 10/15/38(a)(c)	264,632
910,000	NR	Series 2023-VLT2, Class E, 10.930% (1-Month Term SOFR + 5.871%) due 6/15/40(a)(c)	907,520
		BX Trust:
220,000	BBB-	Series 2021-ARIA, Class D, 7.002% (1-Month USD-LIBOR + 1.895%) due 10/15/36(a)(c)	209,480
1,100,000	Aaa(d)	Series 2021-LBA, Class AJV, 5.974% (1-Month Term SOFR + 0.914%) due 2/15/36(a)(c)	1,064,793
340,000	AAA	Series 2021-RISE, Class A, 5.855% (1-Month USD-LIBOR + 0.748%) due 11/15/36(a)(c)	328,863
1,250,000	AAA	Series 2022-GPA, Class A, 7.224% (1-Month Term SOFR + 2.165%) due 10/15/39(a)(c)	1,251,623
308,084	Aaa(d)	Series 2022-IND, Class A, 6.550% (1-Month Term SOFR + 1.491%) due 4/15/37(a)(c)	304,420
630,000	AAA(f)	Series 2023-DELC, Class A, 7.690% (1-Month Term SOFR + 2.690%) due 5/15/38(a)(c)	631,968
1,190,000	NR	CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class F, 7.657% (1-Month USD-LIBOR + 2.550%) due 12/15/37(a)(c)	1,147,191
940,000	AAA	Cantor Commercial Real Estate Lending, Series 2019-CF3, Class A4, 3.006% due 1/15/53	818,081
		CD Mortgage Trust:
1,460,000	Aa3(d)	Series 2017-CD3, Class AS, 3.833% due 2/10/50	1,305,572
1,621,003	AA+	Series 2017-CD4, Class XA, 1.225% due 5/10/50(a)(j)	59,267
1,080,000	AAA	Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 6.230% (3-Month USD-LIBOR + 0.980%) due 4/20/31(a)(c)	1,067,873
37,308	WR(d)	Chase Mortgage Finance Trust, Series 2007-A1, Class 5A1, 4.595% due 2/25/37(a)	35,299
213,059	BBB	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-2A, Class A1, 5.408% (1-Month USD-LIBOR + 0.270%) due 5/25/35(a)(c)	202,208
		CIFC Funding Ltd.:
950,000	Aaa(d)	Series 2013-4A, Class A1RR, 6.352% (3-Month USD-LIBOR + 1.060%) due 4/27/31(a)(c)	942,310
280,000	AAA	Series 2014-3A, Class A1R2, 6.473% (3-Month USD-LIBOR + 1.200%) due 10/22/31(a)(c)	277,645
750,000	AAA	Series 2014-5A, Class A1R2, 6.460% (3-Month USD-LIBOR + 1.200%) due 10/17/31(a)(c)	742,384
223,916	AAA	Series 2017-1A, Class AR, 6.271% (3-Month USD-LIBOR + 1.010%) due 4/23/29(a)(c)	222,457
250,000	Aaa(d)	Series 2018-2A, Class A1, 6.290% (3-Month USD-LIBOR + 1.040%) due 4/20/31(a)(c)	247,591
600,000	Aaa(d)	Series 2019-1A, Class AR, 6.350% (3-Month USD-LIBOR + 1.100%) due 4/20/32(a)(c)	592,184
		CIM Trust:
861,324	NR	Series 2019-R4, Class A1, 3.000% due 10/25/59(a)(c)	790,815
492,798	NR	Series 2020-R6, Class A1A, 2.250% due 12/25/60(a)(c)	421,483
2,023,559	NR	Series 2021-R1, Class A2, 2.400% due 8/25/56(a)(c)	1,763,735
1,020,827	NR	Series 2021-R3, Class A1A, 1.951% due 6/25/57(a)(c)	906,160
1,219,478	NR	Series 2021-R4, Class A1A, 2.000% due 5/1/61(a)(c)	1,054,527
2,112,293	NR	Series 2021-R5, Class A1, 2.000% due 8/25/61(a)(c)	1,686,885
2,487,943	NR	Series 2023-R1, Class A1A, 5.400% due 4/25/62(a)(c)	2,417,966
2,148,285	NR	Series 2023-R3, Class A1A, 4.500% due 1/25/63(a)(c)(k)	1,969,332
930,000	AAA(f)	Series 2023-R4, Class A1, 5.000% due 5/25/62(a)(c)	910,634
		Citigroup Commercial Mortgage Trust:
140,000	Aaa(d)	Series 2013-375P, Class A, 3.251% due 5/10/35(c)	129,771
285,000	Aa3(d)	Series 2016-C2, Class B, 3.176% due 8/10/49	247,140
726,338	Aaa(d)	Series 2016-C3, Class A3, 2.896% due 11/15/49	670,411
500,000	Aaa(d)	Series 2016-P5, Class A4, 2.941% due 10/10/49	460,107
267,442	Aaa(d)	Series 2017-P7, Class AAB, 3.509% due 4/14/50	256,410
13,273,163	AA+	Series 2019-C7, Class XA, 0.864% due 12/15/72(a)(j)	561,841
1,651,640	CC	Citigroup Mortgage Loan Trust, Series 2006-AR6, Class 2A4, 5.578% (1-Month USD-LIBOR + 0.440%) due 9/25/36(a)	522,482
255,578	Aaa(d)	Cold Storage Trust, Series 2020-ICE5, Class A, 6.007% (1-Month USD-LIBOR + 0.900%) due 11/15/37(a)(c)	250,705

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% - (continued)
$ 902,619	AAA(f)	COLT Mortgage Loan Trust, Series 2021-2, Class A1, 0.924% due 8/25/66(a)(c)	$703,698
		Commercial Mortgage Trust:
190,000	BB-(f)	Series 2013-300P, Class B, 4.394% due 8/10/30(a)(c)	166,084
260,000	D	Series 2013-CR9, Class E, 4.413% due 7/10/45(a)(c)	145,000
40,000	B1(d)	Series 2013-CR12, Class B, 4.762% due 10/10/46(a)	30,139
20,000	Caa3(d)	Series 2013-CR12, Class C, 5.040% due 10/10/46(a)	9,910
143,000	Baa3(d)	Series 2014-CR17, Class C, 4.781% due 5/10/47(a)	124,613
140,000	AAA	Series 2014-CR18, Class A5, 3.828% due 7/15/47	135,745
6,825	AAA	Series 2014-CR18, Class ASB, 3.452% due 7/15/47	6,805
210,000	A-(f)	Series 2014-CR21, Class C, 4.421% due 12/10/47(a)	191,957
345,000	Aaa(d)	Series 2014-LC17, Class A5, 3.917% due 10/10/47	333,823
2,722,398	Aa1(d)	Series 2015-CR25, Class XA, 0.797% due 8/10/48(a)(j)	38,667
175,000	Aaa(d)	Series 2015-CR26, Class A4, 3.630% due 10/10/48	166,442
465,000	Aaa(d)	Series 2018-COR3, Class A3, 4.228% due 5/10/51	441,124
		Connecticut Avenue Securities Trust:
620,000	NR	Series 2020-R01, Class 1B1, 8.388% (1-Month USD-LIBOR + 3.250%) due 1/25/40(a)(c)	607,351
1,110,000	BBB-	Series 2022-R04, Class 1M2, 8.073% (30-Day Average SOFR + 3.100%) due 3/25/42(a)(c)	1,122,398
166,775	AA	Countrywide Asset-Backed Certificates, Series 2007-13, Class 2A2, 5.938% (1-Month USD-LIBOR + 0.800%) due 10/25/47(a)	152,618
43,887	WR(d)	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-11, Class 3A3, 3.489% due 4/25/35(a)	33,819
		Credit Suisse Commercial Mortgage Capital Trust:
1,260,000	CCC	Series 2014-USA, Class F, 4.373% due 9/15/37(c)	497,120
556,410	AAA(f)	Series 2018-J1, Class A2, 3.500% due 2/25/48(a)(c)	500,714
1,673,425	NR	Series 2020-RPL3, Class A1, 2.691% due 3/25/60(a)(c)	1,637,832
314,000	Aaa(d)	Series 2021-BHAR, Class A, 6.258% (1-Month USD-LIBOR + 1.150%) due 11/15/38(a)(c)	306,879
151,930	AAA(f)	Series 2021-NQM7, Class A1, 1.756% due 10/25/66(a)(c)	127,757
2,281,452	NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(c)	2,126,338
2,487,670	NR	Series 2022-RPL3, Class A1, 3.694% due 3/25/61(a)(c)	2,391,323
846,461	AAA(f)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(c)	790,391
34,243	WR(d)	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-6, Class 8A1, 4.500% due 7/25/20	30,035
		Credit Suisse Mortgage Capital Certificates:
658,362	Aaa(d)	Series 2019-ICE4, Class A, 6.087% (1-Month USD-LIBOR + 0.980%) due 5/15/36(a)(c)	654,525
947,642	Ba3(d)	Series 2019-ICE4, Class F, 7.757% (1-Month USD-LIBOR + 2.650%) due 5/15/36(a)(c)	926,581
		CSAIL Commercial Mortgage Trust:
295,000	Aaa(d)	Series 2015-C1, Class A4, 3.505% due 4/15/50	282,013
270,000	Aaa(d)	Series 2015-C3, Class A4, 3.718% due 8/15/48	259,742
310,000	Aaa(d)	Series 2018-CX12, Class A4, 4.224% due 8/15/51(a)	292,427
180,000	Aaa(d)	Series 2021-C20, Class A3, 2.805% due 3/15/54	151,936
280,000	Aaa(d)	CSMC NET, Series 2020-NET, Class B, 2.816% due 8/15/37(c)	248,919
3,304,823	CCC	CWABS Asset-Backed Certificates Trust, Series 2004-7, Class MF2, 4.213% due 10/25/34(a)	3,113,774
39,728	B-	CWABS Asset-Backed Notes Trust, Series 2006-SD3, Class A1, 5.798% (1-Month USD-LIBOR + 0.660%) due 7/25/36(a)(c)	38,784
473,213	CC	CWABS Revolving Home Equity Loan Trust, Series 2004-B, Class 2A, 5.327% (1-Month USD-LIBOR + 0.220%) due 2/15/29(a)	423,926
		DBJPM Mortgage Trust:
350,000	AA-(f)	Series 2016-C1, Class B, 4.195% due 5/10/49(a)	305,516
230,000	Aaa(d)	Series 2016-C3, Class A4, 2.632% due 8/10/49	211,508
390,000	Aaa(d)	DC Office Trust, Series 2019-MTC, Class A, 2.965% due 9/15/45(c)	316,893
250,000	Aaa(d)	Dryden 60 CLO Ltd., Series 2018-60A, Class A, 6.310% (3-Month USD-LIBOR + 1.050%) due 7/15/31(a)(c)	247,291
660,667	AAA	Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1LR, 6.521% (3-Month USD-LIBOR + 1.200%) due 8/15/30(a)(c)	654,886
22,531	CCC	DSLA Mortgage Loan Trust, Series 2004-AR2, Class A2B, 5.932% (1-Month USD-LIBOR + 0.800%) due 11/19/44(a)	21,025

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% - (continued)
$ 43,899	B-	Equifirst Mortgage Loan Trust, Series 2003-2, Class M2, 7.688% (1-Month USD-LIBOR + 2.550%) due 9/25/33(a)	$43,803
808,229	Aaa(d)	Extended Stay America Trust, Series 2021-ESH, Class A, 6.188% (1-Month USD-LIBOR + 1.080%) due 7/15/38(a)(c)	792,025
		Federal Home Loan Mortgage Corp. (FHLMC), Interest Strips:
41,262	NR	Series 334, Class S7, 0.993% (6.100% - 1-Month USD-LIBOR) due 8/15/44(j)(l)	4,418
66,273	NR	Series 353, Class S1, 0.893% (6.000% - 1-Month USD-LIBOR) due 12/15/46(j)(l)	6,761
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
804	NR	Series 1865, Class DA, 20.083% (31.310% - 11th District Cost of Funds Index) due 2/15/24(j)(l)	21
6,184	NR	Series 3451, Class SB, 0.923% (6.030% - 1-Month USD-LIBOR) due 5/15/38(j)(l)	461
38,374	NR	Series 3621, Class SB, 1.123% (6.230% - 1-Month USD-LIBOR) due 1/15/40(j)(l)	3,625
555,000	NR	Series 3743, Class PB, 4.500% due 10/15/40	549,349
459,499	NR	Series 3866, Class SA, 0.843% (5.950% - 1-Month USD-LIBOR) due 5/15/41(j)(l)	24,960
108,397	NR	Series 3947, Class SG, 0.843% (5.950% - 1-Month USD-LIBOR) due 10/15/41(j)(l)	9,749
12,137	NR	Series 3973, Class SA, 1.383% (6.490% - 1-Month USD-LIBOR) due 12/15/41(j)(l)	1,391
121,225	NR	Series 4203, Class PS, 1.143% (6.250% - 1-Month USD-LIBOR) due 9/15/42(j)(l)	10,025
107,541	NR	Series 4210, Class Z, 3.000% due 5/15/43	88,934
32,404	NR	Series 4239, Class IO, 3.500% due 6/15/27(j)	1,206
362,262	NR	Series 4316, Class XZ, 4.500% due 3/15/44	355,366
38,096	NR	Series 4335, Class SW, 0.893% (6.000% - 1-Month USD-LIBOR) due 5/15/44(j)(l)	3,906
388,953	NR	Series 4391, Class MZ, 3.000% due 9/15/44	340,220
916,622	NR	Series 4639, Class HZ, step bond to yield, 3.250% due 4/15/53	747,007
147,990	NR	Series 4879, Class BC, 3.000% due 4/15/49	134,328
67,076	NR	Series 5010, Class IK, 2.500% due 9/25/50(j)	9,919
242,159	NR	Series 5010, Class JI, 2.500% due 9/25/50(j)	38,389
82,055	NR	Series 5013, Class IN, 2.500% due 9/25/50(j)	12,363
169,667	NR	Series 5018, Class MI, 2.000% due 10/25/50(j)	22,729
72,326	NR	Series 5040, Class IB, 2.500% due 11/25/50(j)	10,531
1,048,233	NR	Series 5085, Class NI, 2.000% due 3/25/51(j)	115,316
358,782	NR	Series 5140, Class NI, 2.500% due 5/25/49(j)	47,256
457,846	NR	Series 5148, Class BI, 2.500% due 1/25/49(j)	64,588
184,547	NR	Series 5148, Class CI, 2.000% due 6/25/49(j)	21,207
500,000	NR	Series 5224, Class HL, 4.000% due 4/25/52	465,008
38,423	NR	Series R007, Class ZA, 6.000% due 5/15/36	40,151
315,655	BBB+	Federal Home Loan Mortgage Corp. (FHLMC), Structured Agency Credit Risk REMIC, Series 2021-DNA1, Class M2, 6.773% (30-Day Average SOFR + 1.800%) due 1/25/51(a)(c)	314,210
		Federal National Mortgage Association (FNMA), ACES:
3,268,227	NR	Series 2015-M7, Class X2, 0.473% due 12/25/24(a)(j)	15,140
14,004,664	NR	Series 2015-M8, Class X2, 0.060% due 1/25/25(a)(j)	15,421
83,237	NR	Series 2017-M8, Class A2, 3.061% due 5/25/27(a)	79,152
187,642	NR	Series 2019-M19, Class A2, 2.560% due 9/25/29	170,280
100,796	NR	Series 2019-M28, Class AV, 2.232% due 2/25/27	94,327
534,143	NR	Series 2020-M36, Class X1, 1.445% due 9/25/34(a)(j)	31,877
245,000	NR	Series 2021-M2S, Class A2, 1.807% due 10/25/31(a)	202,481
425,000	NR	Series 2022-M5, Class A3, 2.367% due 1/1/34(a)	352,632
265,000	NR	Series 2022-M10, Class A2, 1.938% due 1/25/32(a)	217,975
509,845	AAA(f)	Federal National Mortgage Association (FNMA), Connecticut Avenue Securities, Series 2014-C02, Class 1M2, 7.738% (1-Month USD-LIBOR + 2.600%) due 5/25/24(a)	512,565
		Federal National Mortgage Association (FNMA), Grantor Trust:
43,547	NR	Series 2000-T6, Class A3, 4.238% due 11/25/40(a)	42,742
99,300	NR	Series 2017-T1, Class A, 2.898% due 6/25/27	92,958

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% - (continued)
		Federal National Mortgage Association (FNMA), Interest Strip:
$ 48,668	NR	Series 409, Class C13, 3.500% due 11/25/41(j)	$7,729
104,259	NR	Series 409, Class C18, 4.000% due 4/25/42(j)	19,406
13,688	NR	Series 409, Class C22, 4.500% due 11/25/39(j)	2,534
		Federal National Mortgage Association (FNMA), REMICS:
11,826	NR	Series 2004-38, Class FK, 5.488% (1-Month USD-LIBOR + 0.350%) due 5/25/34(a)	11,762
195,907	NR	Series 2006-51, Class SP, 1.512% (6.650% - 1-Month USD-LIBOR) due 3/25/36(j)(l)	7,002
119,576	NR	Series 2007-68, Class SC, 1.562% (6.700% - 1-Month USD-LIBOR) due 7/25/37(j)(l)	12,751
378,572	NR	Series 2008-18, Class SM, 1.862% (7.000% - 1-Month USD-LIBOR) due 3/25/38(j)(l)	19,087
294,392	NR	Series 2011-8, Class ZA, 4.000% due 2/25/41	279,814
59,256	NR	Series 2011-87, Class SG, 1.412% (6.550% - 1-Month USD-LIBOR) due 4/25/40(j)(l)	1,503
761,132	NR	Series 2011-131, Class PB, 4.500% due 12/25/41	756,661
63,893	NR	Series 2012-35, Class SC, 1.362% (6.500% - 1-Month USD-LIBOR) due 4/25/42(j)(l)	7,187
50,565	NR	Series 2012-46, Class BA, 6.000% due 5/25/42	53,343
72,386	NR	Series 2012-51, Class B, 7.000% due 5/25/42	78,095
58,011	NR	Series 2012-74, Class SA, 1.512% (6.650% - 1-Month USD-LIBOR) due 3/25/42(j)(l)	3,650
9,668	NR	Series 2012-75, Class AO, zero coupon due 3/25/42(i)	8,603
13,419	NR	Series 2012-101, Class BI, 4.000% due 9/25/27(j)	350
45,267	NR	Series 2012-133, Class CS, 1.012% (6.150% - 1-Month USD-LIBOR) due 12/25/42(j)(l)	5,105
184,160	NR	Series 2013-9, Class BC, 6.500% due 7/25/42	195,853
151,290	NR	Series 2013-9, Class CB, 5.500% due 4/25/42	154,338
36,269	NR	Series 2013-54, Class BS, 1.012% (6.150% - 1-Month USD-LIBOR) due 6/25/43(j)(l)	4,287
30,146	NR	Series 2013-73, Class IA, 3.000% due 9/25/32(j)	1,714
631,248	NR	Series 2014-6, Class Z, 2.500% due 2/25/44	534,749
262,217	NR	Series 2015-65, Class CZ, 3.500% due 9/25/45	226,964
100,280	NR	Series 2018-55, Class PA, 3.500% due 1/25/47	96,467
51,009	NR	Series 2018-57, Class QA, 3.500% due 5/25/46	49,505
86,582	NR	Series 2018-94, Class KD, 3.500% due 12/25/48	81,345
212,003	NR	Series 2020-47, Class GZ, 2.000% due 7/25/50	128,864
700,000	NR	Series 2020-56, Class AQ, 2.000% due 8/25/50	550,236
156,972	NR	Series 2020-56, Class DI, 2.500% due 8/25/50(j)	23,904
538,668	NR	Series 2021-61, Class KI, 2.500% due 4/25/49(j)	74,611
371,243	NR	Series 2021-69, Class IJ, 2.500% due 1/25/49(j)	53,214
		FHLMC Multifamily Structured Pass-Through Certificates:
2,500,000	AAA(f)	Series K104, Class XAM, 1.386% due 1/25/30(a)(j)	192,646
440,000	AAA(f)	Series K144, Class A2, 2.450% due 4/25/32	378,952
963,902	AAA(f)	Series K736, Class X1, 1.286% due 7/25/26(a)(j)	31,054
3,995,000	AAA(f)	Series K743, Class X1, 0.925% due 5/25/28(a)(j)	152,113
174,692	NR	Series KIR2, Class A1, 2.748% due 3/25/27	168,040
		First Franklin Mortgage Loan Trust:
993,639	CC	Series 2006-FF13, Class A2D, 5.618% (1-Month USD-LIBOR + 0.480%) due 10/25/36(a)	679,453
484,084	CCC	Series 2006-FF15, Class A2, 5.258% (1-Month USD-LIBOR + 0.120%) due 11/25/36(a)	449,246
1,100,000	Aaa(d)	Flatiron CLO 21 Ltd., Series 2021-1A, Class A1, 6.375% (3-Month USD-LIBOR + 1.110%) due 7/19/34(a)(c)	1,077,725
		Freddie Mac Multifamily Structured Pass Through Certificates:
3,438,811	AAA(f)	Series K104, Class X1, 1.125% due 1/25/30(a)(j)	201,215
1,240,000	Aaa(d)	Series K146, Class A2, 2.920% due 6/25/32	1,108,786
736,000	Aaa(d)	Series K148, Class A2, 3.500% due 7/25/32(a)	689,135
19,191,019	Aaa(d)	Series K148, Class X1, 0.250% due 7/25/32(a)(j)	416,858
320,000	AAA(f)	Series K-152, Class A2, 3.780% due 11/25/32(a)	305,844

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% - (continued)
		Freddie Mac STACR REMIC Trust:
$ 816,029	BBB	Series 2021-DNA5, Class M2, 6.623% (30-Day Average SOFR + 1.650%) due 1/25/34(a)(c)	$809,217
1,500,000	BBB-	Series 2021-DNA6, Class M2, 6.473% (30-Day Average SOFR + 1.500%) due 10/25/41(a)(c)	1,458,559
238,596	BBB+	Series 2023-DNA1, Class M1A, 7.081% (30-Day Average SOFR + 2.100%) due 3/25/43(a)(c)	239,537
272,097	BBB+	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-DNA2, Class M1A, 7.081% (30-Day Average SOFR + 2.100%) due 4/25/43(a)(c)	273,458
314,076	NR	FREMF Mortgage Trust, Series 2019-KF58, Class B, 7.212% (1-Month USD-LIBOR + 2.150%) due 1/25/26(a)(c)	293,834
147,341	NR	FRESB Mortgage Trust, Series 2019-SB60, Class A10H, 3.500% due 1/25/39(a)	137,047
250,000	Aaa(d)	Galaxy XXVI CLO Ltd., Series 2018-26A, Class A, 6.579% (3-Month USD-LIBOR + 1.200%) due 11/22/31(a)(c)	246,990
1,050,000	AA	GoldentTree Loan Management US CLO 1 Ltd., Series 2021-11A, Class B, 6.850% (3-Month USD-LIBOR + 1.600%) due 10/20/34(a)(c)	1,012,937
279,139	A(f)	GoodLeap Sustainable Home Solutions Trust, Series 2022-1GS, Class A, 2.700% due 1/20/49(c)	227,031
		Government National Mortgage Association (GNMA):
241,244	NR	Series 2007-51, Class SG, 1.432% (6.580% - 1-Month USD-LIBOR) due 8/20/37(j)(l)	8,250
770,636	NR	Series 2008-51, Class GS, 1.125% (6.230% - 1-Month USD-LIBOR) due 6/16/38(j)(l)	57,126
4,641	NR	Series 2010-85, Class HS, 1.502% (6.650% - 1-Month USD-LIBOR) due 1/20/40(j)(l)	37
117,567	NR	Series 2012-H27, Class AI, 1.685% due 10/20/62(a)(j)	3,746
79,617	NR	Series 2013-53, Class OI, 3.500% due 4/20/43(j)	7,697
300,811	NR	Series 2013-85, Class IA, 0.523% due 3/16/47(a)(j)	2,516
75,903	NR	Series 2013-107, Class AD, 2.842% due 11/16/47(a)	68,521
86,146	NR	Series 2014-105, Class IO, 0.123% due 6/16/54(a)(j)	711
903,850	NR	Series 2014-H20, Class FA, 5.288% (1-Month USD-LIBOR + 0.430%) due 10/20/64(a)	895,660
45,058	NR	Series 2015-167, Class OI, 4.000% due 4/16/45(j)	7,995
151,282	NR	Series 2015-167, Class SA, 1.102% (6.250% - 1-Month USD-LIBOR) due 11/20/45(j)(l)	16,970
45,652	NR	Series 2016-84, Class IG, 4.500% due 11/16/45(j)	9,014
99,927	NR	Series 2016-135, Class SB, 0.995% (6.100% - 1-Month USD-LIBOR) due 10/16/46(j)(l)	13,277
65,562	NR	Series 2017-187, Class SJ, 1.052% (6.200% - 1-Month USD-LIBOR) due 12/20/47(j)(l)	6,181
434,252	NR	Series 2017-H22, Class IC, 0.002% due 11/20/67(a)(j)	15,817
84,341	NR	Series 2018-124, Class NW, 3.500% due 9/20/48	80,318
116,010	NR	Series 2019-12, Class QA, 3.500% due 9/20/48	110,960
294,440	NR	Series 2019-86, Class C, 2.500% due 3/20/49	259,512
82,958	NR	Series 2019-119, Class JE, 3.000% due 9/20/49	74,832
262,016	NR	Series 2020-47, Class MI, 3.500% due 4/20/50(j)	43,013
71,991	NR	Series 2020-47, Class NI, 3.500% due 4/20/50(j)	11,863
588,325	NR	Series 2020-103, Class AD, 1.450% due 1/16/63	459,711
77,323	NR	Series 2020-123, Class IL, 2.500% due 8/20/50(j)	10,764
235,381	NR	Series 2020-123, Class NI, 2.500% due 8/20/50(j)	33,012
77,377	NR	Series 2020-127, Class IN, 2.500% due 8/20/50(j)	10,668
305,253	NR	Series 2020-127, Class LP, 1.500% due 6/20/50	245,545
80,203	NR	Series 2020-129, Class IE, 2.500% due 9/20/50(j)	11,023
81,986	NR	Series 2020-160, Class IH, 2.500% due 10/20/50(j)	11,301
80,102	NR	Series 2020-160, Class VI, 2.500% due 10/20/50(j)	11,563
323,317	NR	Series 2020-160, Class YI, 2.500% due 10/20/50(j)	40,341
2,968,208	NR	Series 2020-173, Class MI, 2.500% due 11/20/50(j)	389,772
382,169	NR	Series 2020-181, Class WI, 2.000% due 12/20/50(j)	41,295
187,739	NR	Series 2020-H09, Class FL, 4.340% (1-Month USD-LIBOR + 1.150%) due 5/20/70(a)	185,655
48,914	NR	Series 2020-H12, Class F, 4.054% (1-Month USD-LIBOR + 0.500%) due 7/20/70(a)	47,443
258,963	NR	Series 2020-H13, Class FA, 4.424% (1-Month USD-LIBOR + 0.450%) due 7/20/70(a)	249,315
49,791	NR	Series 2020-H13, Class FC, 4.162% (1-Month USD-LIBOR + 0.450%) due 7/20/70(a)	48,026
145,839	NR	Series 2021-14, Class AB, 1.340% due 6/16/63	113,499

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% - (continued)
$ 415,805	NR	Series 2021-115, Class MI, 2.500% due 5/20/51(j)	$40,939
2,676,403	NR	Series 2021-133, Class IO, 0.880% due 7/16/63(a)(j)	177,042
300,000	NR	Series 2022-3, Class B, 1.850% due 2/16/61	160,550
1,365,766	NR	Series 2022-3, Class IO, 0.640% due 2/16/61(a)(j)	66,708
388,506	NR	Series 2022-189, Class PT, 2.500% due 10/20/51	329,410
200,000	NR	Series 2022-196, Class BE, 3.000% due 10/16/64(a)	151,971
1,493,082	NR	Series 2022-210, Class IO, 0.695% due 7/16/64(a)(j)	98,512
1,495,508	NR	Series 2022-216, Class IO, 0.751% due 7/16/65(a)(j)	93,247
710,000	Aaa(d)	Great Wolf Trust, Series 2019-WOLF, Class A, 6.207% (1-Month Term SOFR + 1.148%) due 12/15/36(a)(c)	700,973
		GS Mortgage Securities Corp. Trust:
638,577	BBB-	Series 2018-SRP5, Class A, 6.907% (1-Month USD-LIBOR + 1.800%) due 9/15/31(a)(c)	521,160
1,772,000	AA-(f)	Series 2021-IP, Class B, 6.257% (1-Month USD-LIBOR + 1.150%) due 10/15/36(a)(c)	1,638,539
370,000	AAA	Series 2021-ROSS, Class A, 6.258% (1-Month USD-LIBOR + 1.150%) due 5/15/26(a)(c)	352,849
520,000	Aaa(d)	Series 2023-FUN, Class A, 7.151% (1-Month Term SOFR + 2.091%) due 3/15/28(a)(c)	512,141
525,000	Aa3(d)	Series 2023-FUN, Class B, 7.850% (1-Month Term SOFR + 2.790%) due 3/15/28(a)(c)	516,083
209,569	Aaa(d)	GS Mortgage Securities Trust, Series 2017-GS6, Class A2, 3.164% due 5/10/50	193,874
1,100,966	WR(d)	GSAMP Trust, Series 2004-AR2, Class M2, 6.038% (1-Month USD-LIBOR + 0.900%) due 8/25/34(a)	1,077,516
250,000	AAA	Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class A1, 6.630% (3-Month USD-LIBOR + 1.370%) due 4/15/33(a)(c)	246,988
		Harborview Mortgage Loan Trust:
52,930	AA-	Series 2004-5, Class 2A6, 4.002% due 6/19/34(a)	50,535
36,408	WD(f)	Series 2006-2, Class 1A, 4.720% due 2/25/36(a)	11,824
662,605	Caa2(d)	Series 2006-10, Class 1A1A, 5.332% (1-Month USD-LIBOR + 0.200%) due 11/19/36(a)	500,770
390,944	Aa1(d)	Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.600% due 11/1/35(c)	337,189
780,000	CC	Home Equity Asset Trust, Series 2005-6, Class M5, 6.083% (1-Month USD-LIBOR + 0.945%) due 12/25/35(a)	712,371
1,113,794	Aaa(d)	HPS Loan Management Ltd., Series 11A-17, Class AR, 6.344% (3-Month USD-LIBOR + 1.020%) due 5/6/30(a)(c)	1,104,083
44,420	AA	Impac CMB Trust, Series 2007-A, Class A, 5.638% (1-Month USD-LIBOR + 0.500%) due 5/25/37(a)(c)	41,469
710,000	AAA(f)	Independence Plaza Trust, Series 2018-INDP, Class A, 3.763% due 7/10/35(c)	668,246
		Indymac Index Mortgage Loan Trust:
866,945	CCC	Series 2005-AR14, Class 2A1A, 5.738% (1-Month USD-LIBOR + 0.600%) due 7/25/35(a)	705,970
24,802	Caa2(d)	Series 2005-AR15, Class A2, 3.500% due 9/25/35(a)	20,886
302,920	NR	InStar Leasing III LLC, Series 2021-1A, Class A, 2.300% due 2/15/54(c)	253,811
895,083	CC	IXIS Real Estate Capital Trust, Series 2006-HE2, Class A3, 5.458% (1-Month USD-LIBOR + 0.320%) due 8/25/36(a)	252,443
		JP Morgan Chase Commercial Mortgage Securities Trust:
1,710,000	Caa3(d)	Series 2018-PHH, Class F, 8.417% (1-Month USD-LIBOR + 3.310%) due 6/15/35(a)(c)(g)	348,570
365,000	Aaa(d)	Series 2019-OSB, Class A, 3.397% due 6/5/39(c)	322,331
250,000	Baa1(d)	Series 2021-MHC, Class D, 6.807% (1-Month USD-LIBOR + 1.700%) due 4/15/38(a)(c)	240,477
535,367	CCC	JP Morgan Mortgage Acquisition Corp., Series 2006-FRE1, Class M1, 5.723% (1-Month USD-LIBOR + 0.585%) due 5/25/35(a)	522,693
880,000	BB	JP Morgan Mortgage Acquisition Trust, Series 2007-CH2, Class MV2, 5.438% (1-Month USD-LIBOR + 0.300%) due 1/25/37(a)	837,692
		JP Morgan Mortgage Trust:
150,389	AA+	Series 2018-3, Class A1, 3.500% due 9/25/48(a)(c)	134,416
141,108	AA+	Series 2018-5, Class A1, 3.500% due 10/25/48(a)(c)	126,132
28,298	AAA	Series 2019-1, Class A11, 6.088% (1-Month USD-LIBOR + 0.950%) due 5/25/49(a)(c)	27,427
1,667,646	Aaa(d)	Series 2021-13, Class A3, 2.500% due 4/25/52(a)(c)	1,357,297
36,993	Aaa(d)	JP Morgan Trust, Series 2015-5, Class A9, 6.163% due 5/25/45(a)(c)	36,210
		JPMBB Commercial Mortgage Securities Trust:
40,000	Aa3(d)	Series 2013-C17, Class B, 4.883% due 1/15/47(a)	36,283
350,000	B(f)	Series 2014-C23, Class E, 3.364% due 9/15/47(a)(c)	274,709

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% - (continued)
		JPMDB Commercial Mortgage Securities Trust:
$ 340,000	A(f)	Series 2017-C5, Class B, 4.009% due 3/15/50(a)	$281,274
190,000	Aaa(d)	Series 2017-C7, Class A5, 3.409% due 10/15/50	175,408
130,000	AA-	Series 2018-C8, Class B, 4.522% due 6/15/51	113,931
975,000	A3(d)	KKR Industrial Portfolio Trust, Series 2021-KDIP, Class D, 6.424% (1-Month Term SOFR + 1.364%) due 12/15/37(a)(c)	937,437
890,000	Aaa(d)	KREF Ltd., Series 2021-FL2, Class A, 6.178% (1-Month USD-LIBOR + 1.070%) due 2/15/39(a)(c)	860,133
1,200,000	NR	KREST Commercial Mortgage Securities Trust, Series 2021-CHIP, Class B, 2.861% due 11/5/44(c)	873,514
641,938	AAA	LAQ Mortgage Trust, Series 2023-LAQ, Class A, 7.151% (1-Month Term SOFR + 2.091%) due 3/15/36(a)(c)	641,935
		Legacy Mortgage Asset Trust:
1,726,282	NR	Series 2020-GS2, Class A1, step bond to yield, 5.750% due 3/25/60(c)	1,730,582
743,131	NR	Series 2021-GS2, Class A1, step bond to yield, 1.750% due 4/25/61(c)	699,562
553,869	NR	Series 2021-GS3, Class A1, step bond to yield, 1.750% due 7/25/61(c)	514,473
491,485	NR	Life Mortgage Trust, Series 2021-BMR, Class G, 8.123% (1-Month Term SOFR + 3.064%) due 3/15/38(a)(c)	463,969
256,157	Baa2(d)	Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.432% due 10/15/46(c)	218,752
1,295,000	AAA	Madison Park Funding XLVIII Ltd., Series 2021-48A, Class A, 6.415% (3-Month USD-LIBOR + 1.150%) due 4/19/33(a)(c)	1,277,004
276,588	AAA	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 6.499% (3-Month USD-LIBOR + 1.200%) due 7/29/30(a)(c)	274,168
648,746	A	MAPS Trust, Series 2021-1A, Class A, 2.521% due 6/15/46(c)	567,450
170,345	WD(f)	MASTR Seasoned Securitization Trust, Series 2005-1, Class 4A1, 4.321% due 10/25/32(a)	160,849
854,897	A3(d)	Med Trust, Series 2021-MDLN, Class D, 7.108% (1-Month USD-LIBOR + 2.000%) due 11/15/38(a)(c)	818,316
204,512	CC	Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4, 5.638% (1-Month USD-LIBOR + 0.250%) due 7/25/37(a)	100,890
12,401	WD(f)	Merrill Lynch Mortgage Investors Trust, Series 2004-A3, Class 4A3, 4.615% due 5/25/34(a)	11,147
1,155,000	Aaa(d)	MF1 Ltd., Series 2021-FL7, Class A, 6.191% (1-Month USD-LIBOR + 1.080%) due 10/16/36(a)(c)	1,123,237
250,000	AAA(f)	MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 5.974% (1-Month Term SOFR + 0.915%) due 4/15/38(a)(c)	244,344
275,000	AAA(f)	MKT Mortgage Trust, Series 2020-525M, Class A, 2.694% due 2/12/40(c)	213,709
		ML-CFC Commercial Mortgage Trust:
31,374	Ca(d)	Series 2007-5, Class AJ, 5.450% due 8/12/48(a)	8,059
2,897	WD(f)	Series 2007-9, Class AJ, 6.193% due 9/12/49(a)	2,826
		Morgan Stanley Bank of America Merrill Lynch Trust:
500,000	Aaa(d)	Series 2013-C13, Class A4, 4.039% due 11/15/46(m)	493,626
512,158	Aaa(d)	Series 2016-C28, Class A3, 3.272% due 1/15/49(m)	482,226
219,110	NR	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.710% due 12/20/46(c)	190,460
501,536	AAA	Neuberger Berman CLO XV, Series 2013-15A, Class A1R2, 6.180% (3-Month USD-LIBOR + 0.920%) due 10/15/29(a)(c)	497,093
1,200,000	Aaa(d)	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 6.420% (3-Month USD-LIBOR + 1.160%) due 7/15/34(a)(c)	1,175,400
1,270,000	A-	New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.410% due 10/20/61(c)	1,068,834
		New Residential Mortgage Loan Trust:
133,475	AAA	Series 2016-4A, Class A1, 3.750% due 11/25/56(a)(c)	123,377
177,646	NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(c)	171,864
470,523	Aaa(d)	Series 2019-6A, Class A1B, 3.500% due 9/25/59(a)(c)	436,562
712,247	AAA(f)	Series 2022-NQM4, Class A1, step bond to yield, 5.000% due 6/25/62(c)	694,022
461,009	Aaa(d)	Newark BSL CLO 1 Ltd., Series 2016-1A, Class A1R, 6.440% (3-Month Term SOFR + 1.362%) due 12/21/29(a)(c)	457,808
353,869	AAA	Oak Street Investment Grade Net Lease Fund, Series 2020-1A, Class A1, 1.850% due 11/20/50(c)	316,864
		OBX Trust:
224,338	AAA(f)	Series 2022-NQM6, Class A1, step bond to yield, 4.700% due 7/25/62(c)	217,733
412,884	AAA(f)	Series 2022-NQM7, Class A1, step bond to yield, 5.110% due 8/25/62(c)	405,234
912,471	AAA(f)	Series 2023-NQM3, Class A1, step bond to yield, 5.949% due 1/25/63(c)	919,850
		OCP CLO Ltd.:
490,000	AAA	Series 2018-15A, Class A1, 6.350% (3-Month USD-LIBOR + 1.100%) due 7/20/31(a)(c)	484,892
250,000	AAA	Series 2019-16A, Class AR, 6.211% (3-Month USD-LIBOR + 1.000%) due 4/10/33(a)(c)	245,821
269,412	AAA	Octagon Investment Partners 35 Ltd., Series 2018-1A, Class A1A, 6.310% (3-Month USD-LIBOR + 1.060%) due 1/20/31(a)(c)	267,246

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% - (continued)
$ 500,000	AAA	Octagon Investment Partners 36 Ltd., Series 2018-1A, Class A1, 6.230% (3-Month USD-LIBOR + 0.970%) due 4/15/31(a)(c)	$494,309
1,000,000	AAA	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class AR, 6.420% (3-Month USD-LIBOR + 1.160%) due 7/15/36(a)(c)	974,136
500,000	Aaa(d)	One Bryant Park Trust, Series 2019-OBP, Class A, 2.516% due 9/15/54(c)	411,175
1,650,000	AAA	OneMain Financial Issuance Trust, Series 2023-1A, Class A, 5.500% due 6/14/38(c)	1,640,559
2,674,952	AAA(f)	Onslow Bay Mortgage Loan Trust, Series 2021-NQM4, Class A1, 1.957% due 10/25/61(a)(c)	2,214,383
1,650,000	B+	Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates, Series 2005-4, Class M2, 5.888% (1-Month USD-LIBOR + 0.750%) due 11/25/35(a)	1,587,904
157,259	BB+	Option One Mortgage Loan Trust, Series 2004-3, Class M1, 5.918% (1-Month USD-LIBOR + 0.780%) due 11/25/34(a)	153,073
		Palmer Square CLO Ltd.:
717,204	AAA	Series 2014-1A, Class A1R2, 6.390% (3-Month USD-LIBOR + 1.130%) due 1/17/31(a)(c)	712,359
1,150,000	AAA	Series 2018-2A, Class A1A, 6.360% (3-Month USD-LIBOR + 1.100%) due 7/16/31(a)(c)	1,139,024
540,000	AAA	Series 2022-4A, Class A1A, 7.198% (3-Month Term SOFR + 2.150%) due 10/20/35(a)(c)	542,343
1,656,296	CCC	Park Place Securities Inc. Asset-Backed Pass-Through Certificates, Series 2004-WWF1, Class M5, 6.938% (1-Month USD-LIBOR + 1.800%) due 12/25/34(a)	1,609,682
		PFS Financing Corp.:
400,000	AAA	Series 2020-E, Class A, 1.000% due 10/15/25(c)	392,601
190,000	AAA	Series 2021-A, Class A, 0.710% due 4/15/26(c)	181,434
540,000	AAA	Series 2022-C, Class A, 3.890% due 5/15/27(c)	524,271
788,000	AAA	Series 2022-D, Class A, 4.270% due 8/15/27(c)	768,434
1,262,000	AAA	Series 2023-A, Class A, 5.800% due 3/15/28(c)	1,282,814
143,317	NR	PMT Credit Risk Transfer Trust, Series 2019-3R, Class A, 8.860% (1-Month USD-LIBOR + 3.700%) due 11/27/31(a)(c)	140,070
1,426,316	NR	PRET LLC, Series 2022-RN2, Class A1, step bond to yield, 5.000% due 6/25/52(c)	1,340,467
1,627,588	NR	Pretium Mortgage Credit Partners LLC, Series 2022-RN3, Class A1, 5.000% due 8/25/52(a)(c)	1,520,866
		Prime Mortgage Trust:
2,928	WR(d)	Series 2006-DR1, Class 1A1, 5.500% due 5/25/35(c)	2,913
483,034	WR(d)	Series 2006-DR1, Class 2A1, 5.500% due 5/25/35(c)	400,878
867,014	AAA	PRKCM Trust, Series 2023-AFC1, Class A1, step bond to yield, 6.598% due 2/25/58(c)	882,437
666,000	NR	Progress Residential, Series 2021-SFR1, Class G, 3.861% due 4/17/38(c)	585,296
2,900,000	NR	Progress Residential Trust, Series 2021-SFR9, Class F, 4.053% due 11/17/40(c)	2,315,795
		PRPM LLC:
747,830	NR	Series 2021-11, Class A1, step bond to yield, 2.487% due 11/25/26(c)	710,733
928,991	AAA(f)	Series 2022-NQM1, Class A1, step bond to yield, 5.500% due 8/25/67(c)	926,799
500,000	Aaa(d)	Rad CLO 16 Ltd., Series 2022-16A, Class A1, 7.236% (3-Month Term SOFR + 2.250%) due 10/15/34(a)(c)	500,359
1,535,000	AAA	RBS Commercial Funding Inc. Trust, Series 2013-GSP, Class A, 3.834% due 1/15/32(a)(c)	1,474,918
1,090,570	Aaa(d)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class A, 6.338% (1-Month USD-LIBOR + 1.200%) due 11/25/36(a)(c)	1,066,832
1,100,000	AA	Regata XII Funding Ltd., Series 2019-1A, Class BR, 6.860% (3-Month USD-LIBOR + 1.600%) due 10/15/32(a)(c)	1,068,548
891,535	Aaa(d)	Regatta X Funding Ltd., Series 2017-3A, Class A, 6.380% (3-Month USD-LIBOR + 1.120%) due 1/17/31(a)(c)	882,396
92,048	Caa2(d)	Residential Asset Securitization Trust, Series 2005-A15, Class 1A4, 5.750% due 2/25/36	86,201
850,000	NR	RIAL Issuer Ltd., Series 2022-FL8, Class D, 9.816% (1-Month Term SOFR + 4.750%) due 1/19/37(a)(c)	770,374
267,083	NR	SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.548% due 9/10/28	253,269
		Seasoned Credit Risk Transfer Trust:
74,004	NR	Series 2018-2, Class MA, 3.500% due 11/25/57	70,301
790,000	BB(f)	Series 2019-1, Class M, 4.750% due 7/25/58(a)(c)	717,493
246,720	NR	Series 2019-2, Class MA, 3.500% due 8/25/58	233,037
210,000	BB(f)	Series 2020-2, Class M, 4.250% due 11/25/59(a)(c)	185,669
497,660	A+	Sequoia Mortgage Trust, Series 2003-1, Class 1A, 5.908% (1-Month USD-LIBOR + 0.760%) due 4/20/33(a)	453,758
250,000	AAA	Signal Peak CLO 12 Ltd., Series 2022-12A, Class A1, 6.522% (3-Month Term SOFR + 1.540%) due 7/18/34(a)(c)	246,250
330,000	AAA(f)	SLG Office Trust, Series 2021-OVA, Class A, 2.585% due 7/15/41(c)	268,566
976,000	B2(d)	SMRT, Series 2022-MINI, Class F, 8.410% (1-Month Term SOFR + 3.350%) due 1/15/39(a)(c)	918,536
310,000	NR	Soho Trust, Series 2021-SOHO, Class B, 2.697% due 8/10/38(a)(c)	212,996

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% - (continued)
$ 1,110,000	AAA	SREIT Trust, Series 2021-MFP, Class A, 5.838% (1-Month USD-LIBOR + 0.731%) due 11/15/38(a)(c)	$1,073,942
544,729	AAA	Store Maser Funding I-VII XIV XIX XX, Series 2021-1A, Class A1, 2.120% due 6/20/51(c)	463,092
441,511	A	Structured Asset Investment Loan Trust, Series 2004-6, Class A3, 5.938% (1-Month USD-LIBOR + 0.800%) due 7/25/34(a)	428,507
48,818	AA+	Structured Asset Mortgage Investments II Trust, Series 2005-AR5, Class A3, 5.632% (1-Month USD-LIBOR + 0.500%) due 7/19/35(a)	44,432
850,000	Aaa(d)	STWD Ltd., Series 2022-FL3, Class A, 6.222% (30-Day Average SOFR + 1.350%) due 11/15/38(a)(c)	831,937
378,097	NR	Sunrun Atlas Issuer LLC, Series 2019-2, Class A, 3.610% due 2/1/55(c)	336,253
1,015,000	AAA(f)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class A, 7.245% (1-Month Term SOFR + 2.186%) due 5/15/37(a)(c)	987,215
226,440	AAA	TCI-Flatiron CLO Ltd., Series 2016-1A, Class AR3, 6.086% (3-Month Term SOFR + 1.100%) due 1/17/32(a)(c)	224,031
		Tharaldson Hotel Portfolio Trust:
81,008	AAA	Series 2018-THL, Class A, 6.149% (1-Month USD-LIBOR + 1.050%) due 11/11/34(a)(c)	79,824
291,629	B+	Series 2018-THL, Class E, 8.579% (1-Month USD-LIBOR + 3.480%) due 11/11/34(a)(c)	279,333
		Towd Point Mortgage Trust:
760,000	Baa3(d)	Series 2015-2, Class 1B3, 3.533% due 11/25/60(a)(c)	649,890
586,029	Aaa(d)	Series 2015-5, Class M1, 3.500% due 5/25/55(a)(c)	580,443
770,000	Baa1(d)	Series 2016-5, Class B2, 3.710% due 10/25/56(a)(c)	651,351
339,922	AAA(f)	Series 2020-2, Class A1A, 1.636% due 4/25/60(a)(c)	298,107
200,000	Aaa(d)	TPGI Trust, Series 2021-DGWD, Class A, 5.810% (1-Month USD-LIBOR + 0.700%) due 6/15/26(a)(c)	194,130
250,000	AAA	Trinitas CLO XVIII Ltd., Series 2021-18A, Class A1, 6.420% (3-Month USD-LIBOR + 1.170%) due 1/20/35(a)(c)	243,886
		UBS Commercial Mortgage Trust:
340,000	AA-(f)	Series 2018-C11, Class B, 4.713% due 6/15/51(a)	291,278
470,000	Aaa(d)	Series 2019-C17, Class A3, 2.669% due 10/15/52	401,653
1,112,334	NR	Velocity Commercial Capital Loan Trust, Series 2019-1, Class A, 3.760% due 3/25/49(a)(c)	1,040,387
		Verus Securitization Trust:
800,981	AAA	Series 2021-5, Class A1, 1.013% due 9/25/66(a)(c)	652,596
2,749,438	AAA	Series 2021-7, Class A1, 1.829% due 10/25/66(a)(c)	2,340,879
304,496	A	Series 2023-3, Class A3, step bond to yield, 6.743% due 3/25/68(c)	305,285
102,706	AAA	Virginia Housing Development Authority, Revenue Bonds, Series C, Class , 6.000% due 6/25/34	102,058
988,835	NR	VOLT XCIX LLC, Series 2021-NPL8, Class A1, step bond to yield, 2.116% due 4/25/51(c)	909,308
		Voya CLO Ltd.:
737,463	Aaa(d)	Series 2014-2A, Class A1RR, 6.280% (3-Month USD-LIBOR + 1.020%) due 4/17/30(a)(c)	730,459
350,000	Aaa(d)	Series 2022-4A, Class A, 7.198% (3-Month Term SOFR + 2.150%) due 10/20/33(a)(c)	350,458
		WaMu Mortgage Pass-Through Certificates Trust:
269,589	BB	Series 2005-AR1, Class A1B, 5.918% (1-Month USD-LIBOR + 0.780%) due 1/25/45(a)	251,496
492,411	BB-	Series 2005-AR4, Class A5, 3.914% due 4/25/35(a)	466,653
2,015,308	BB+	Series 2005-AR15, Class A1A1, 5.658% (1-Month USD-LIBOR + 0.520%) due 11/25/45(a)	1,867,996
629,114	A-	Series 2005-AR19, Class A1B3, 5.838% (1-Month USD-LIBOR + 0.700%) due 12/25/45(a)	608,164
474,744	B+	Series 2006-AR3, Class A1A, 4.743% (1-Year Treasury Average Rate + 1.000%) due 2/25/46(a)	423,809
272,891	Ca(d)	Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class 2A, 4.443% (1-Year Treasury Average Rate + 0.700%) due 1/25/47(a)	221,872
		Wells Fargo Commercial Mortgage Trust:
120,000	B2(d)	Series 2013-LC12, Class B, 4.254% due 7/15/46(a)	91,295
1,000,000	Aa2(d)	Series 2015-C28, Class AS, 3.872% due 5/15/48(a)	949,067
150,000	Aaa(d)	Series 2015-LC20, Class A5, 3.184% due 4/15/50	142,634
300,516	AAA	Series 2016-BNK1, Class ASB, 2.514% due 8/15/49	287,343
384,614	Aaa(d)	Series 2016-C33, Class A3, 3.162% due 3/15/59	360,999
10,078,870	Aaa(d)	Series 2018-C43, Class XA, 0.587% due 3/15/51(a)(j)	231,275
250,000	Aaa(d)	Series 2018-C44, Class A4, 3.948% due 5/15/51	235,594
3,365,318	Aaa(d)	Series 2019-C52, Class XA, 1.603% due 8/15/52(a)(j)	227,716
180,000	AAA	Series 2019-C54, Class A4, 3.146% due 12/15/52	158,758

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.9% - (continued)
$ 103,873	Aaa(d)	Wells Fargo Mortgage-Backed Securities Trust, Series 2019-4, Class A2, 3.000% due 9/25/49(a)(c)	$88,935

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $202,240,890)	187,916,764

ASSET-BACKED SECURITIES - 2.7%
Automobiles - 1.1%
780,000	Aaa(d)	Avis Budget Rental Car Funding AESOP LLC, Series 2023-5A, Class A, 5.780% due 4/20/28(c)	780,275
1,522,000	AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A3, 3.660% due 5/17/27	1,481,646
		CarMax Auto Owner Trust:
281,108	AAA	Series 2022-2, Class A2A, 2.810% due 5/15/25	278,905
100,000	AAA	Series 2022-2, Class A3, 3.490% due 2/16/27	97,375
		Credit Acceptance Auto Loan Trust:
287,211	AAA	Series 2021-2A, Class A, 0.960% due 2/15/30(c)	281,000
320,000	AAA	Series 2021-3A, Class A, 1.000% due 5/15/30(c)	311,404
470,000	AAA	Series 2021-4, Class A, 1.260% due 10/15/30(c)	448,274
1,287,000	AAA	Enterprise Fleet Financing LLC, Series 2023-2, Class A2, 5.560% due 4/22/30(c)	1,284,631
277,000	AAA	Enterprise Products Operating LLC, Series 2023-2, Class A3, 5.500% due 4/22/30(c)	277,408
342,866	AAA	Ford Credit Auto Lease Trust, Series 2022-A, Class A2A, 2.780% due 10/15/24	341,125
		Ford Credit Auto Owner Trust:
437,000	Aaa(d)	Series 2022-D, Class A3, 5.270% due 5/17/27	438,039
1,560,000	AAA	Series 2023-1, Class A, 4.850% due 8/15/35(c)	1,551,964
411,000	AAA	Series 2023-A, Class A3, 4.650% due 2/15/28	408,991
2,288,000	Aaa(d)	Ford Credit Floorplan Master Owner Trust A, Series 2023-1, Class A1, 4.920% due 5/15/28(c)	2,279,846
920,000	Aaa(d)	Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.210% due 12/26/25(c)	859,098
		Honda Auto Receivables Owner Trust:
870,000	Aaa(d)	Series 2021-4, Class A3, 0.880% due 1/21/26	832,241
821,000	AAA	Series 2023-2, Class A3, 4.930% due 11/15/27	822,770
945,000	AAA	Hyundai Auto Receivables Trust, Series 2022-B, Class A4, 3.800% due 8/15/28	920,149
690,000	Aaa(d)	LAD Auto Receivables Trust, Series 2023-1A, Class A2, 5.680% due 10/15/26(c)	686,819
1,322,000	AAA	Porsche Financial Auto Securitization Trust, Series 2023-1A, Class A3, 4.810% due 9/22/28(c)	1,320,241
1,118,000	Aaa(d)	Toyota Auto Receivables Owner Trust, Series 2023-B, Class A3, 4.710% due 2/15/28	1,116,002

		Total Automobiles	16,818,203

Credit Cards—0.3%
798,000	Aaa(d)	American Express Credit Account Master Trust, Series 2022-3, Class A, 3.750% due 8/15/27	780,190
		Capital One Multi-Asset Execution Trust:
602,000	AAA	Series 2022-A3, Class A, 4.950% due 10/15/27	604,147
1,523,000	AAA	Series 2023-A1, Class A, 4.420% due 5/15/28	1,514,823
1,496,000	Aaa(d)	Discover Card Execution Notes Trust, Series 2023-A1, Class A, 4.310% due 3/15/28	1,479,909
300,000	NR	Mercury Financial Credit Card Master Trust, Series 2022-1A, Class B, 3.200% due 9/21/26(c)	280,487

		Total Credit Cards	4,659,556

Student Loans—1.3%
		College Ave Student Loans LLC:
174,348	AAA	Series 2019-A, Class A1, 6.538% (1-Month USD-LIBOR + 1.400%) due 12/28/48(a)(c)	172,776
116,232	AAA	Series 2019-A, Class A2, 3.280% due 12/28/48(c)	107,126
307,000	AAA	Series 2023-A, Class A2, 5.330% due 5/25/55(c)	303,894
		ECMC Group Student Loan Trust:
149,526	Aaa(d)	Series 2016-1A, Class A, 6.488% (1-Month USD-LIBOR + 1.350%) due 7/26/66(a)(c)	147,672
1,025,741	Aaa(d)	Series 2017-2A, Class A, 6.188% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(c)	997,637
349,598	Aaa(d)	Edsouth Indenture No 9 LLC, Series 2015-1, Class A, 5.938% (1-Month USD-LIBOR + 0.800%) due 10/25/56(a)(c)	341,803

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
ASSET-BACKED SECURITIES - 2.7% - (continued)
Student Loans - 1.3% - (continued)
		Navient Private Education Loan Trust:
$ 553,922	AAA	Series 2014-AA, Class A3, 6.707% (1-Month USD-LIBOR + 1.600%) due 10/15/31(a)(c)	$553,304
37,896	AAA	Series 2018-BA, Class A2A, 3.610% due 12/15/59(c)	36,579
		Navient Private Education Refi Loan Trust:
469,430	AAA	Series 2019-CA, Class A2, 3.130% due 2/15/68(c)	446,027
350,488	AAA	Series 2019-D, Class A2A, 3.010% due 12/15/59(c)	327,608
424,526	AAA	Series 2019-D, Class A2B, 6.157% (1-Month USD-LIBOR + 1.050%) due 12/15/59(a)(c)	418,946
960,791	AAA	Series 2020-CA, Class A2A, 2.150% due 11/15/68(c)	882,481
425,925	AAA	Series 2020-IA, Class A1B, 6.107% (1-Month USD-LIBOR + 1.000%) due 4/15/69(a)(c)	418,771
1,187,917	Aaa(d)	Series 2021-EA, Class A, 0.970% due 12/16/69(c)	1,015,174
1,059,617	Aaa(d)	Series 2021-FA, Class A, 1.110% due 2/18/70(c)	902,095
928,000	Aaa(d)	Series 2023-A, Class A, 5.510% due 10/15/71(c)	923,117
		Navient Student Loan Trust:
976,960	AA+	Series 2017-2A, Class A, 6.188% (1-Month USD-LIBOR + 1.050%) due 12/27/66(a)(c)	967,896
1,225,333	AA+	Series 2017-3A, Class A3, 6.188% (1-Month USD-LIBOR + 1.050%) due 7/26/66(a)(c)	1,211,700
961,375	AA+	Series 2020-1A, Class A1B, 6.188% (1-Month USD-LIBOR + 1.050%) due 6/25/69(a)(c)	948,555
		Nelnet Student Loan Trust:
852,850	AA+	Series 2006-1, Class A6, 5.843% (3-Month USD-LIBOR + 0.450%) due 8/23/36(a)(c)	825,430
147,494	Aaa(d)	Series 2021-A, Class APT1, 1.360% due 4/20/62(c)	132,939
312,075	AAA	SLM Private Education Loan Trust, Series 2010-C, Class A5, 9.857% (1-Month USD-LIBOR + 4.750%) due 10/15/41(a)(c)	326,063
		SLM Student Loan Trust:
625,846	AA+	Series 2003-10A, Class A4, 5.536% (3-Month USD-LIBOR + 0.670%) due 12/17/68(a)(c)	606,235
61,186	AAA	Series 2005-5, Class A4, 5.395% (3-Month USD-LIBOR + 0.140%) due 10/25/28(a)	61,069
		SMB Private Education Loan Trust:
81,157	AAA	Series 2015-C, Class A3, 7.057% (1-Month USD-LIBOR + 1.950%) due 8/16/32(a)(c)	81,248
13,818	Aaa(d)	Series 2016-A, Class A2A, 2.700% due 5/15/31(c)	13,404
68,870	AAA	Series 2017-B, Class A2A, 2.820% due 10/15/35(c)	65,710
41,594	AAA	Series 2017-B, Class A2B, 5.857% (1-Month USD-LIBOR + 0.750%) due 10/15/35(a)(c)	41,177
174,535	AAA	Series 2018-A, Class A2B, 5.907% (1-Month USD-LIBOR + 0.800%) due 2/15/36(a)(c)	172,724
207,454	Aaa(d)	Series 2018-B, Class A2A, 3.600% due 1/15/37(c)	199,014
260,242	AAA	Series 2018-C, Class A2B, 5.857% (1-Month USD-LIBOR + 0.750%) due 11/15/35(a)(c)	256,960
62,062	AAA	Series 2020-A, Class A2B, 5.937% (1-Month USD-LIBOR + 0.830%) due 9/15/37(a)(c)	61,064
491,107	AAA	Series 2020-PTB, Class A2A, 1.600% due 9/15/54(c)	439,596
983,980	Aaa(d)	Series 2021-A, Class A2B, 1.590% due 1/15/53(c)	863,117
240,000	Aa2(d)	Series 2021-A, Class B, 2.310% due 1/15/53(c)	217,491
316,726	Aaa(d)	Series 2022-A, Class APT, 2.850% due 11/16/54(c)	288,518
1,056,884	Aaa(d)	Series 2022-D, Class A1B, 6.672% (30-Day Average SOFR + 1.800%) due 10/15/58(a)(c)	1,060,043
1,174,234	Aaa(d)	Series 2023-A, Class A1B, 6.372% (30-Day Average SOFR + 1.500%) due 1/15/53(a)(c)	1,169,139
2,140,000	Aaa(d)	Series 2023-B, Class A1B, zero coupon (30-Day Average SOFR + 1.800%) due 10/16/56(a)(c)	2,149,934
80,269	AAA	Sofi Professional Loan Program Trust, Series 2018-B, Class A2FX, 3.340% due 8/25/47(c)	77,606

		Total Student Loans	20,231,642

		TOTAL ASSET-BACKED SECURITIES (Cost - $42,514,712)	41,709,401

SOVEREIGN BONDS—2.5%
Argentina—0.0%@
		Argentine Republic Government International Bonds:
64,372	CCC-	1.000% due 7/9/29	16,567
1,552,700	CCC-	step bond to yield, 0.500% due 7/9/30	411,466

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS—2.5% - (continued)
Argentina - 0.0%@ - (continued)
$ 251,800		CCC-	Provincia de Buenos Aires/Government Bonds, step bond to yield, 5.250% due 9/1/37(c)	$80,866

			Total Argentina	508,899

Brazil - 0.1%
			Brazilian Government International Bonds:
300,000		BB-	4.625% due 1/13/28	293,951
400,000		BB-	3.875% due 6/12/30	356,351
1,880,000		BB-	5.000% due 1/27/45	1,461,534

			Total Brazil	2,111,836

Chile - 0.1%
			Chile Government International Bonds:
350,000		A	2.450% due 1/31/31	305,184
500,000		A	2.550% due 1/27/32	430,703
315,000		A	2.550% due 7/27/33	259,730

			Total Chile	995,617

Colombia - 0.1%
			Colombia Government International Bonds:
220,000		BB+	8.125% due 5/21/24	224,730
280,000		BB+	3.875% due 4/25/27	253,498
140,000		BB+	3.000% due 1/30/30	108,064
315,000		BB+	3.125% due 4/15/31	234,813
430,000		BB+	3.250% due 4/22/32	312,181
200,000		BB+	8.000% due 4/20/33	201,154
730,000		BB+	4.125% due 2/22/42	454,038

			Total Colombia	1,788,478

Dominican Republic - 0.0%@
350,000		BB	Dominican Republic International Bonds, 4.500% due 1/30/30(c)	302,603

Hungary - 0.0%@
200,000		BBB-	Hungary Government International Bonds, 2.125% due 9/22/31	152,751

Indonesia - 0.4%
			Indonesia Government International Bonds:
80,000		BBB	4.100% due 4/24/28	78,281
445,000		BBB	2.850% due 2/14/30	402,268
320,000		BBB	2.150% due 7/28/31	266,418
100,000		BBB	7.750% due 1/17/38(c)	126,707
			Indonesia Treasury Bonds:
51,316,000,000	IDR	NR	6.500% due 2/15/31	3,446,251
19,692,000,000	IDR	NR	6.375% due 4/15/32	1,310,773

			Total Indonesia	5,630,698

Israel - 0.0%@
200,000		AA-	Israel Government International Bonds, 2.750% due 7/3/30	178,129

Kenya - 0.0%@
520,000		B	Kenya Government International Bonds, 6.300% due 1/23/34(c)	373,367

Mexico - 1.2%
			Mexican Bonos:
22,540,000	MXN	BBB+	8.500% due 5/31/29	1,255,794
23,930,000	MXN	BBB+	7.750% due 11/23/34	1,250,604
162,245,700	MXN	BBB+	7.750% due 11/13/42	8,077,957
84,090,000	MXN	BBB+	8.000% due 11/7/47	4,278,720

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS—2.5% - (continued)
Mexico - 1.2% - (continued)
			Mexico Government International Bonds:
$ 200,000		BBB	4.150% due 3/28/27	$196,529
323,000		BBB	3.750% due 1/11/28	309,301
572,000		BBB	4.500% due 4/22/29	557,233
964,000		BBB	2.659% due 5/24/31	803,502
860,000		BBB	3.500% due 2/12/34	724,389
210,000		BBB	4.750% due 3/8/44	177,968
425,000		BBB	4.600% due 2/10/48	345,317

			Total Mexico	17,977,314

Nigeria - 0.0%@
260,000		B-	Nigeria Government International Bonds, 7.143% due 2/23/30(c)	206,818

Oman - 0.0%@
200,000		Ba2(d)	Oman Government International Bonds, 5.625% due 1/17/28	198,597

Panama - 0.2%
			Panama Government International Bonds:
210,000		BBB	3.875% due 3/17/28	201,542
500,000		BBB	3.160% due 1/23/30	441,967
840,000		BBB	2.252% due 9/29/32	647,178
1,150,000		BBB	3.298% due 1/19/33	967,551
200,000		BBB	6.400% due 2/14/35	209,762
10,000		BBB	4.500% due 4/1/56	7,428

			Total Panama	2,475,428

Paraguay - 0.0%@
200,000		BB	Paraguay Government International Bonds, 4.700% due 3/27/27	195,207

Peru - 0.1%
			Peruvian Government International Bonds:
625,000		BBB	4.125% due 8/25/27	614,091
790,000		BBB	2.783% due 1/23/31	675,440
200,000		BBB	1.862% due 12/1/32	151,816
70,000		BBB	6.550% due 3/14/37	76,801
160,000		BBB	5.625% due 11/18/50	160,672

			Total Peru	1,678,820

Philippines - 0.1%
			Philippine Government International Bonds:
400,000		BBB+	3.000% due 2/1/28	378,228
560,000		BBB+	1.648% due 6/10/31	449,397
550,000		BBB+	1.950% due 1/6/32	447,184

			Total Philippines	1,274,809

Poland - 0.0%@
			Republic of Poland Government International Bonds:
26,000		A-	5.750% due 11/16/32	27,660
70,000		A-	4.875% due 10/4/33	69,924

			Total Poland	97,584

Russia - 0.1%
			Russian Federal Bonds - OFZ:
6,950,000	RUB	NR	7.750% due 9/16/26(g)	26,845
205,378,000	RUB	WR(d)	7.050% due 1/19/28(g)	793,306
121,200,000	RUB	WD(f)	6.900% due 5/23/29(g)	468,155

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS—2.5% - (continued)
Russia - 0.1% - (continued)
49,650,000	RUB	NR	7.700% due 3/16/39(g)	$193,303

			Total Russia	1,481,609

Saudi Arabia - 0.0%@
$ 200,000		A1(d)	Saudi Government International Bonds, 3.625% due 3/4/28	192,508

South Africa - 0.0%@
300,000		BB-	Republic of South Africa Government International Bonds, 5.875% due 4/20/32	258,633

United Arab Emirates - 0.0%@
200,000		BBB-	Finance Department Government of Sharjah, 6.500% due 11/23/32(c)	204,517

Uruguay - 0.1%
			Uruguay Government International Bonds:
46,667		BBB+	4.500% due 8/14/24	46,842
355,000		BBB+	4.375% due 10/27/27	355,524
200,000		BBB+	4.375% due 1/23/31	199,853

			Total Uruguay	602,219

			TOTAL SOVEREIGN BONDS (Cost - $46,131,460)	38,886,441

SENIOR LOANS - 1.3%
26,319		NR	AAdvantage Loyality IP Ltd., 10.000% (3-Month USD-LIBOR + 4.750%) due 4/20/28(a)	26,477
197,455		NR	Acrisure LLC, 8.654% (1-Month USD-LIBOR + 3.500%) due 2/15/27(a)	184,303
159,596		NR	Acrisure LLC, (Cost - $157,009, acquired 2/2/23), 9.404% (1-Month USD-LIBOR + 4.250%) due 2/15/27(a)(n)	151,882
148,875		NR	Air Canada, (Cost - $148,184, acquired 7/27/21), 8.839% (3-Month USD-LIBOR + 3.500%) due 8/11/28(a)(n)	148,658
229,993		NR	Ali Group North America Corp., (Cost - $228,223, acquired 10/13/21), 7.268% (1-Month Term SOFR + 2.000%) due 7/30/29(a)(n)	229,148
393,054		NR	Allied Universal Holdco LLC, (Cost - $394,261, acquired 2/19/20), 9.003% (1-Month Term SOFR + 3.750%) due 5/12/28(a)(n)	370,355
153,620		NR	Alterra Mountain Co., (Cost - $153,481, acquired 3/27/19), 8.654% (1-Month USD-LIBOR + 3.500%) due 8/17/28(a)(n)	153,236
38,027		NR	Amentum Government Services Holdings LLC, 9.268% (1-Month Term SOFR + 4.000%) due 1/29/27(a)	35,746
266,657		NR	AmWINS Group Inc., 7.404% (1-Month USD-LIBOR + 2.250%) due 2/19/28(a)	261,810
59,850		NR	AmWINS Group Inc., (Cost - $59,275, acquired 2/10/23), 8.003% (1-Month Term SOFR + 2.750%) due 2/19/28(a)(n)	59,431
32,941		NR	Aramark Intermediate HoldCo Corp., 6.904% (1-Month USD-LIBOR + 1.750%) due 3/11/25(a)	32,890
33,181		NR	Arches Buyer Inc., 8.503% (1-Month Term SOFR + 3.250%) due 12/6/27(a)	30,895
151,042		NR	Asurion LLC, (Cost - $147,900, acquired 1/29/21), 8.404% (1-Month USD-LIBOR + 3.250%) due 7/31/27(a)(n)	137,519
173,347		NR	Asurion LLC, (Cost - $173,039, acquired 2/15/23), 9.503% (1-Month Term SOFR + 4.250%) due 8/19/28(a)(n)	160,092
412,593		NR	Asurion LLC, (Cost - $404,848, acquired 7/13/22), 8.404% (1-Month USD-LIBOR + 3.250%) due 12/23/26(a)(n)	382,451
573,842		NR	athenahealth Group Inc., (Cost - $568,893, acquired 1/27/22), 8.598% (1-Month Term SOFR + 3.500%) due 2/15/29(a)(n)	542,280
552,288		NR	Avolon TLB Borrower 1 LLC, (Cost - $552,415, acquired 3/4/21), 7.398% (1-Month USD-LIBOR + 2.250%) due 12/1/27(a)(n)	548,664
11,997		NR	AZZ Inc., 9.503% (1-Month Term SOFR + 4.250%) due 5/13/29(a)	12,006
58,371		NR	Bausch + Lomb Corp, 8.457% (3-Month Term SOFR + 3.250%) due 5/10/27(a)	56,556
216,468		NR	Brown Group Holding LLC, (Cost - $216,262, acquired 11/9/21), 7.753% (1-Month Term SOFR + 2.500%) due 6/7/28(a)(n)	209,627
40,000		NR	Caesars Entertainment Inc., (Cost - $40,000, acquired 1/31/23), 8.503% (1-Month Term SOFR + 3.250%) due 2/6/30(a)(n)	39,725
72,372		NR	Central Parent Inc., 9.148% (3-Month Term SOFR + 4.250%) due 7/6/29(a)	71,408
113,390		NR	Charter Communications Operating LLC, (Cost - $113,745, acquired 2/7/20), 6.796% (1-Month Term SOFR + 1.750%/3-Month Term SOFR + 1.750%) due 2/1/27(a)(n)	111,300
338,944		NR	Charter Communications Operating LLC, (Cost - $339,862, acquired 10/24/19), 6.796% (1-Month Term SOFR + 1.750%/3-Month Term SOFR + 1.750%) due 4/30/25(a)(n)	338,656
7,572		NR	Chemours Co. due 4/3/25(o)	7,439
343,310		NR	Citadel Securities LP, (Cost - $342,780, acquired 4/15/21), 7.768% (1-Month Term SOFR + 2.500%) due 2/2/28(a)(n)	339,298
130,000		NR	Clarios Global LP, (Cost - $129,358, acquired 4/20/23), 8.903% (1-Month Term SOFR + 3.750%) due 5/6/30(a)(n)	128,944
83,489		NR	Cloudera Inc., (Cost - $82,867, acquired 8/10/21), 9.003% (1-Month Term SOFR + 3.750%) due 10/8/28(a)(n)	80,201
288,991		NR	Coherent Corp., (Cost - $286,769, acquired 12/8/21), 8.018% (1-Month Term SOFR + 2.750%) due 7/2/29(a)(n)	287,184
47,875		NR	Corporation Service Co., 8.503% (1-Month Term SOFR + 3.250%) due 11/2/29(a)	47,893
17,909		NR	Creative Artists Agency LLC, 8.653% (1-Month Term SOFR + 3.500%) due 11/27/28(a)	17,687

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.3% - (continued)
$ 109,640	NR	Crown Finance US Inc., 15.165% (1-Month Term SOFR + 10.000%) due 9/7/23(a)	$111,636
277,900	NR	DCert Buyer Inc., (Cost - $277,785, acquired 8/8/19), 9.264% (3-Month Term SOFR + 4.000%) due 10/16/26(a)(n)	271,994
80,226	NR	Deerfield Dakota Holding LLC, 8.648% (3-Month Term SOFR + 3.750%) due 4/9/27(a)	76,403
		Delos Finance Sarl:
27,789	NR	due 10/6/23(o)	27,809
750,000	NR	(Cost - $750,000, acquired 3/4/21), 6.909% (3-Month USD-LIBOR + 1.750%) due 10/6/23(a)(n)	750,547
135,864	NR	DIRECTV Financing LLC, 10.154% (1-Month USD-LIBOR + 5.000%) due 8/2/27(a)	129,304
12,412	NR	DTI Holdco Inc., 9.795% (3-Month Term SOFR + 4.750%) due 4/26/29(a)	11,498
39,123	NR	Element Materials Technology Group US Holdings Inc., 9.248% (3-Month Term SOFR + 4.250%) due 6/22/29(a)	37,313
106,871	NR	EyeCare Partners LLC, (Cost - $106,823, acquired 2/18/20), 8.904% (1-Month USD-LIBOR + 3.750%) due 2/18/27(a)(n)	83,627
84,431	NR	Fertitta Entertainment LLC, 9.153% (1-Month Term SOFR + 4.000%) due 1/27/29(a)	81,449
		Filtration Group Corp.:
34,391	NR	due 3/31/25(o)	34,359
11,819	NR	9.462% (1-Month Term SOFR + 4.250%) due 10/21/28(a)	11,730
55,938	NR	First Eagle Holdings Inc., (Cost - $56,078, acquired 4/5/19), 7.659% (3-Month USD-LIBOR + 2.500%) due 2/1/27(a)(n)	53,351
212,447	NR	Focus Financial Partners LLC, (Cost - $212,434, acquired 11/28/22), 8.403% (1-Month Term SOFR + 3.250%) due 6/30/28(a)(n)	207,838
7,536	NR	Formula One Management Ltd., 8.153% (1-Month Term SOFR + 3.000%) due 1/15/30(a)	7,545
30,773	NR	Froneri International Ltd., 7.409% (3-Month USD-LIBOR + 2.250%) due 1/29/27(a)	30,137
34,234	NR	Frontier Communications Corp., 8.938% (1-Month USD-LIBOR + 3.750%) due 5/1/28(a)	31,887
231,216	NR	Gainwell Acquisition Corp., (Cost - $228,990, acquired 3/8/22), 8.998% (3-Month Term SOFR + 4.000%) due 10/1/27(a)(n)	219,294
75,577	NR	Garda World Security Corp., (Cost - $74,839, acquired 10/24/19), 9.444% (1-Month Term SOFR + 4.250%) due 10/30/26(a)(n)	74,529
139,617	NR	Gen Digital Inc., 7.003% (1-Month Term SOFR + 1.750%) due 9/10/27(a)	136,999
591,442	NR	Genesee & Wyoming Inc., (Cost - $588,646, acquired 12/14/22), 6.998% (3-Month Term SOFR + 2.000%) due 12/30/26(a)(n)	589,662
429,000	NR	Grifols Worldwide Operations Ltd., (Cost - $415,329, acquired 12/14/22), 7.364% (3-Month Term SOFR + 2.000%) due 11/15/27(a)(n)	413,101
569,884	NR	Harbor Freight Tools USA Inc., (Cost - $561,853, acquired 5/3/23), 7.904% (1-Month USD-LIBOR + 2.750%) due 10/19/27(a)(n)	548,633
17,845	NR	H-Food Holdings LLC due 5/23/25(o)	14,586
21,695	NR	Hilton Worldwide Finance LLC due 6/22/26(o)	21,609
154,296	NR	Horizon Therapeutics USA Inc., 6.938% (1-Month USD-LIBOR + 1.750%) due 3/15/28(a)	153,985
302,991	NR	Hostess Brands LLC, 7.523% (3-Month USD-LIBOR + 2.250%) due 8/3/25(a)	302,882
60,239	NR	Hub International Ltd., 8.398% (1-Month USD-LIBOR + 3.250%/2-Month USD-LIBOR + 3.250%) due 4/25/25(a)	59,926
476,025	NR	Hunter Douglas Holding BV, (Cost - $474,082, acquired 2/9/22), 8.666% (3-Month Term SOFR + 3.500%) due 2/26/29(a)(n)	439,312
		Icon Public Limited Co.:
293,850	NR	(Cost - $293,021, acquired 6/16/21), 7.410% (3-Month Term SOFR + 2.250%) due 7/3/28(a)(n)	293,749
73,213	NR	(Cost - $73,006, acquired 6/16/21), 7.410% (3-Month Term SOFR + 2.250%) due 7/3/28(a)(n)	73,188
500,000	NR	Iqvia Inc., 6.904% (1-Month USD-LIBOR + 1.750%) due 6/11/25(a)	500,070
576,562	NR	Jazz Pharmaceuticals Public Limited Co., (Cost - $574,481, acquired 4/22/21), 8.654% (1-Month USD-LIBOR + 3.500%) due 5/5/28(a)(n)	576,046
51,857	NR	KFC Holding Co., 6.861% (1-Month USD-LIBOR + 1.750%) due 3/15/28(a)	51,349
179,545	NR	KKR Apple Bidco LLC, (Cost - $179,545, acquired 2/2/23), 9.268% (1-Month Term SOFR + 4.000%) due 9/22/28(a)(n)	174,870
51,707	NR	KUEHG Corp., 8.909% (3-Month USD-LIBOR + 3.750%) due 2/21/25(a)	51,679
574,125	NR	Medline Borrower LP, (Cost - $572,178, acquired 9/30/21), 8.404% (1-Month USD-LIBOR + 3.250%) due 10/23/28(a)(n)	557,338
53,573	NR	MH Sub I LLC, 9.403% (1-Month Term SOFR + 4.250%) due 5/3/28(a)	50,866
		Naked Juice LLC:
444,235	NR	8.248% (3-Month Term SOFR + 3.250%) due 1/24/29(a)	407,217
40,097	NR	10.998% (3-Month Term SOFR + 6.000%) due 1/24/30(a)	30,900
98,396	NR	NCR Corp., 7.780% (3-Month USD-LIBOR + 2.500%) due 8/28/26(a)	96,920
239,423	NR	Nexstar Media Inc., (Cost - $238,463, acquired 8/16/19), 7.654% (1-Month USD-LIBOR + 2.500%) due 9/18/26(a)(n)	237,265
		Open Text Corp.:
43,075	NR	due 5/30/25(o)	43,058
55,552	NR	8.753% (1-Month Term SOFR + 3.500%) due 1/31/30(a)	55,505

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
SENIOR LOANS - 1.3% - (continued)
$ 410,548	NR	Oracle Corp., 6.147% (3-Month Term SOFR + 1.600%) due 8/16/27(a)	$408,495
20,354	NR	Organon & Co., 8.000% (3-Month USD-LIBOR + 3.000%) due 6/2/28(a)	20,309
51,438	NR	Osmosis Buyer Ltd., 8.804% (1-Month Term SOFR + 3.750%) due 7/31/28(a)	49,648
93,265	NR	PCI Gaming Authority, (Cost - $93,376, acquired 5/15/19), 7.654% (1-Month USD-LIBOR + 2.500%) due 5/29/26(a)(n)	93,027
29,542	NR	Penn Entertainment Inc., 8.003% (1-Month Term SOFR + 2.750%) due 5/3/29(a)	29,324
590,660	NR	Peraton Corp., (Cost - $577,783, acquired 12/14/22), 9.003% (1-Month Term SOFR + 3.750%) due 2/1/28(a)(n)	563,449
248,125	NR	Perrigo Company PLC, 7.503% (1-Month Term SOFR + 2.250%) due 4/20/29(a)	245,231
204,404	NR	Phoenix Guarantor Inc., (Cost - $204,404, acquired 2/23/21), 8.654% (1-Month USD-LIBOR + 3.500%) due 3/5/26(a)(n)	198,771
59,364	NR	Pre-Paid Legal Services Inc., 8.904% (1-Month USD-LIBOR + 3.750%) due 12/15/28(a)	57,553
196,023	NR	Prestige Brands Inc., 7.154% (1-Month USD-LIBOR + 2.000%) due 7/3/28(a)	195,747
355,409	NR	Prime Security Services Borrower LLC, (Cost - $354,958, acquired 4/22/19), 7.844% (1-Month USD-LIBOR + 2.750%) due 9/23/26(a)(n)	353,632
129,010	NR	Project Alpha Intermediate Holding Inc., 9.160% (1-Month USD-LIBOR + 4.000%) due 4/26/24(a)	128,567
35,954	NR	Proofpoint Inc., 8.404% (1-Month USD-LIBOR + 3.250%) due 8/31/28(a)	34,796
238,124	NR	QUIKRETE Holdings Inc., (Cost - $237,128, acquired 6/11/21), 8.154% (1-Month USD-LIBOR + 3.000%) due 3/19/29(a)(n)	236,865
195,901	NR	Rackspace Technology Global Inc., (Cost - $196,411, acquired 2/19/21), 7.915% (1-Month Term SOFR + 2.750%) due 2/15/28(a)(n)	79,010
21,834	NR	RealPage Inc., 8.154% (1-Month USD-LIBOR + 3.000%) due 4/24/28(a)	21,029
55,891	NR	Renaissance Holding Corp., 9.903% (1-Month Term SOFR + 4.750%) due 4/5/30(a)	54,763
34,421	NR	Safe Fleet Holdings LLC, 8.944% (1-Month Term SOFR + 3.750%) due 2/23/29(a)	33,715
96,728	NR	SBA Senior Finance II LLC, 6.910% (1-Month USD-LIBOR + 1.750%) due 4/11/25(a)	96,657
418,461	NR	Scientific Games International Inc., (Cost - $414,443, acquired 4/7/22), 8.159% (1-Month Term SOFR + 3.000%) due 4/14/29(a)(n)	415,977
850,000	NR	Setanta Aircraft Leasing DAC, (Cost - $849,222, acquired 11/30/21), 7.159% (3-Month USD-LIBOR + 2.000%) due 11/5/28(a)(n)	844,611
104,514	NR	Sophia LP, 8.659% (3-Month USD-LIBOR + 3.500%) due 10/7/27(a)	102,227
360,000	NR	Sotera Health Holdings LLC, (Cost - $362,813, acquired 1/20/21), 8.023% (3-Month USD-LIBOR + 2.750%) due 12/11/26(a)(n)	348,300
19,034	NR	Spin Holdco Inc., 8.986% (3-Month USD-LIBOR + 4.000%) due 3/4/28(a)	15,367
100,000	NR	SS&C Technologies Holdings Inc. due 4/16/25(o)	99,585
287,822	NR	Station Casinos LLC, (Cost - $282,998, acquired 12/14/22), 7.410% (1-Month USD-LIBOR + 2.250%) due 2/8/27(a)(n)	283,259
295,477	NR	Sunshine Luxembourg VII Sarl, 8.909% (3-Month USD-LIBOR + 3.750%) due 10/1/26(a)	288,838
122,448	NR	Trans Union LLC, 7.518% (1-Month Term SOFR + 2.250%) due 12/1/28(a)	121,676
33,313	NR	TruGreen Limited Partnership, 9.253% (1-Month Term SOFR + 4.000%) due 11/2/27(a)	31,139
392,310	NR	UFC Holdings LLC, (Cost - $395,253, acquired 4/30/19), 8.050% (3-Month USD-LIBOR + 2.750%) due 4/29/26(a)(n)	388,007
488,358	NR	United AirLines Inc., (Cost - $490,186, acquired 4/14/21), 8.888% (1-Month USD-LIBOR + 3.750%) due 4/21/28(a)(n)	486,661
148,500	NR	VFH Parent LLC, (Cost - $148,285, acquired 1/7/22), 8.198% (1-Month Term SOFR + 3.000%) due 1/13/29(a)(n)	145,321
430,000	NR	Virgin Media Bristol LLC, (Cost - $428,483, acquired 4/30/19), 7.607% (1-Month USD-LIBOR + 2.500%) due 1/31/28(a)(n)	413,507
246,875	NR	Whatabrands LLC, 8.404% (1-Month USD-LIBOR + 3.250%) due 8/3/28(a)	242,349
130,530	NR	William Morris Endeavor Entertainment LLC, 7.910% (1-Month USD-LIBOR + 2.750%) due 5/18/25(a)	129,062
		Zayo Group Holdings Inc.:
250,000	NR	8.154% (1-Month USD-LIBOR + 3.000%) due 3/9/27(a)	193,174
45,678	NR	9.403% (1-Month Term SOFR + 4.250%) due 3/9/27(a)	36,174

		TOTAL SENIOR LOANS (Cost - $21,345,500)	20,822,548

MUNICIPAL BONDS - 0.3%
California - 0.1%
310,000	AA-	California Health Facilities Financing Authority, Revenue Bonds, 3.000% due 8/15/51	230,911
205,000	AA-	Los Angeles Department of Water & Power, Revenue Bonds, 6.574% due 7/1/45	246,374
		University of California, Revenue Bonds:
90,000	AA	2.650% due 5/15/50	58,100
25,000	AA	Series AD, 4.858% due 5/15/12	22,418
266,000	AA	Series AQ, 4.767% due 5/15/15	233,197

		Total California	791,000

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
MUNICIPAL BONDS - 0.3% - (continued)
Connecticut - 0.0%@
$ 300,000		AA-	State of Connecticut, GO, 5.850% due 3/15/32	$322,556

Minnesota - 0.0%@
260,000		AA	University of Minnesota, Revenue Bonds, 4.048% due 4/1/52	228,797

New Jersey - 0.0%@
400,000		Aa3(d)	Jersey City Municipal Utilities Authority, Revenue Bonds, Series B, 5.470% due 5/15/27	408,673
85,000		A-	New Jersey Transportation Trust Fund Authority, Revenue Bonds, Series B, 6.561% due 12/15/40	96,501

			Total New Jersey	505,174

New York - 0.1%
			City of New York, GO:
375,000		AA	Series A, 3.000% due 8/1/34	317,027
500,000		AA	Series G-1, 5.968% due 3/1/36	544,971
			New York City Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds:
755,000		AAA	5.508% due 8/1/37	791,914
80,000		AAA	Series A-1, 5.000% due 11/1/42	80,165
			New York State Dormitory Authority, Revenue Bonds:
350,000		AA+	5.289% due 3/15/33	357,355
160,000		AA+	Unrefunded Portion, 5.628% due 3/15/39	167,154

			Total New York	2,258,586

Texas - 0.1%
120,000		Aa3(d)	City of Houston, GO, 3.961% due 3/1/47	106,482
350,000		AA-	North Texas Tollway Authority, Revenue Bonds, Series A, 2.530% due 1/1/35	284,035
			State of Texas, GO:
70,000		AAA	2.754% due 10/1/41	51,725
770,000		AAA	3.824% due 10/1/33	728,071

			Total Texas	1,170,313

			TOTAL MUNICIPAL BONDS (Cost - $5,832,769)	5,276,426

Shares/Units
COMMON STOCK - 0.0%@
Telecommunications - 0.0%@
11,265			Intelsat SA*(g) (Cost - $848,528)	294,016

RIGHT - 0.0%@
Luxembourg - 0.0%@
2,358			Intelsat Jackson Holdings SA expires 12/31/49*#(g) (Cost - $0)	–

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $1,729,781,487)	1,606,411,959

Face Amount†
SHORT-TERM INVESTMENTS - 9.4%
TIME DEPOSITS - 3.1%
330,959	AUD		ANZ National Bank - Hongkong, 2.620% due 6/1/23	215,206
$ 11,375,085			Barclays Bank PLC - London, 4.430% due 6/1/23	11,375,085
4	EUR		Citibank - London, 2.110% due 6/1/23	5
8,153,382			Citibank - New York, 4.430% due 6/1/23	8,153,382
419			JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	419

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Face Amount†		Security	Value
TIME DEPOSITS - 3.1% - (continued)
$ 8,162,008		Royal Bank of Canada - Toronto, 4.430% due 6/1/23	$8,162,008
217,814	EUR	Skandinaviska Enskilda Banken AB - Stockholm, 2.110% due 6/1/23	232,756
258,702	GBP	Skandinaviska Enskilda Banken AB - Sweden, 3.390% due 6/1/23	321,748
		Sumitomo Mitsui Banking Corp. - Tokyo:
8,514,634	JPY	(0.370)% due 6/1/23	61,113
20,583,538		4.430% due 6/1/23	20,583,538

		TOTAL TIME DEPOSITS (Cost - $49,105,260)	49,105,260

U.S. GOVERNMENT AGENCY - 0.1%
1,120,000		Federal Home Loan Bank (FHLB), Discount Notes, 5.165% due 9/15/23(p) (Cost - $1,103,247)	1,103,247

U.S. GOVERNMENT OBLIGATIONS - 6.2%
		U.S. Treasury Bills:
6,890,000		4.550% due 6/6/23(p)	6,885,687
13,220,000		4.730% due 7/18/23(p)	13,139,276
48,780,000		4.750% due 7/20/23(p)	48,471,424
6,275,000		4.600% due 7/27/23(p)	6,231,075
5,000,000		4.800% due 8/3/23(p)	4,958,656
3,780,000		5.170% due 8/24/23(p)	3,735,450
4,030,000		5.070% due 8/31/23(p)	3,979,677
1,380,000		5.420% due 10/3/23(p)	1,355,709
1,475,000		4.910% due 10/12/23(p)	1,448,843
5,440,000		5.180% due 10/19/23(p)	5,332,847
2,565,000		5.270% due 11/2/23(p)	2,508,492

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $98,047,136)	98,047,136

		TOTAL SHORT-TERM INVESTMENTS (Cost - $148,255,643)	148,255,643

		TOTAL INVESTMENTS IN SECURITIES (Cost - $1,878,037,130)	1,754,667,602

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $486,890)	248,061

		TOTAL INVESTMENTS - 111.3% (Cost - $1,878,524,020)	1,754,915,663

		Liabilities in Excess of Other Assets - (11.3)%	(178,203,104)

		TOTAL NET ASSETS - 100.0%	$1,576,712,559

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(b)	This security is traded on a TBA basis (see Note 1).
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $252,202,940 and represents 16.0% of net assets.

(d)	Rating by Moody’s Investors Service.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Rating by Fitch Ratings Service.
(g)	Illiquid security.
(h)	Security is currently in default.
(i)	Principal only security.
(j)	Interest only security.
(k)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(l)	Inverse Floating Rate Security—interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2023.
(m)	Affiliated security. As of May 31, 2023, total cost and total market value of affiliated securities amounted to $1,056,385 and $975,852, respectively.

Underlying Security	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Depreciation	Dividend/ Interest Income	Ending Value as of May 31, 2023
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C13, Class A4, 4.039% due 11/15/46	$494,777	$—	$—	$—	$(1,151)	$15,146	$493,626
Series 2016-C28, Class A3, 3.272% due 1/15/49	489,216	—	—	—	(6,990)	12,568	482,226

Total	$983,993	$—	$—	$—	$(8,141)	$27,714	$975,852

(n)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2023, amounts to $14,833,392 and represents 0.9% of net assets.
(o)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(p)	Rate shown represents yield-to-maturity.
#	Security that used significant unobservable inputs to determine fair value.

At May 31, 2023, for Core Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Core Fixed Income Fund	$ 1,878,524,020	$ 16,604,104	$ (136,060,629)	$ (119,456,525)

Abbreviations used in this schedule:

ACES	—	Alternative Credit Enhancement Securities
CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
DAC	—	Designated Acitivity Company
GO	—	General Obligation
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
MASTR	—	Mortgage Asset Securitization Transactions Incorporation
OFZ	—	Federal Loan Obligations (Russian: Obligatsyi Federal’novo Zaima)
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduits
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Mortgage-Backed Securities	29.0%
Corporate Bonds & Notes	25.1
U.S. Government Agencies & Obligations	20.7
Collateralized Mortgage Obligations	10.7
Asset-Backed Securities	2.4
Sovereign Bonds	2.2
Senior Loans	1.2
Municipal Bonds	0.3
Common Stock	0.0	*
Right	0.0	*
Purchased Options	0.0	*
Short-Term Investments	8.4

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2023, Core Fixed Income Fund held the following Options Contracts Purchased:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
176	$ 42,530,400	1-Year Mid-Curve SOFR December Futures, Put	CITI	12/15/23	$96.00	$102,300
590	141,577,875	1-Year Mid-Curve SOFR June Futures, Put	GSC	6/16/23	$95.50	36,875
33	7,809,656	3-Month SOFR June Futures, Call	GSC	6/16/23	$95.50	206
73	15,002,070	U.S. Treasury 2-Year Note July Futures, Put	GSC	6/23/23	$103.13	69,577
65	7,117,500	U.S. Treasury 5-Year Note June Futures, Call	GSC	6/2/23	$109.50	10,156
130	14,267,500	U.S. Treasury 5-Year Note June Futures, Call	GSC	6/2/23	$109.75	12,188
130	14,072,500	U.S. Treasury 5-Year Note June Futures, Put	GSC	6/2/23	$108.25	9,141
65	7,052,500	U.S. Treasury 5-Year Note June Futures, Put	GSC	6/2/23	$108.50	7,618

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost — $486,890)				$248,061

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2023, Core Fixed Income Fund held the following Options Contracts Written:

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
352	$ 85,060,800	1-Year Mid-Curve SOFR December Futures, Put	CITI	12/15/23	$95.38	$88,000
149	35,754,413	3-Month SOFR June Futures, Call	GSC	6/14/24	$97.50	102,437
33	7,809,656	3-Month SOFR June Futures, Call	GSC	6/16/23	$96.00	206
590	141,577,875	3-Month SOFR June Futures, Put	GSC	6/14/24	$94.50	210,188
67	15,874,813	3-Month SOFR September Futures, Call	GSC	9/15/23	$98.75	1,256
65	7,085,000	U.S. Treasury 5-Year Note June Futures, Call	GSC	6/2/23	$109.00	23,360
65	7,085,000	U.S. Treasury 5-Year Note June Futures, Put	GSC	6/2/23	$109.00	18,281
93	10,604,906	U.S. Treasury 10-Year Note July Futures, Call	GSC	6/23/23	$118.50	10,172

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received — $604,096)				$453,900

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2023, Core Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
3-Month SOFR December Futures	37	3/26	$8,915,588	$8,970,650	$55,062
90-Day Eurodollar June Futures	36	6/23	8,730,000	8,501,625	(228,375)
Australian Government 10-Year Bond June Futures	35	6/23	2,755,036	2,729,063	(25,973)
Euro-Bobl June Futures	14	6/23	1,721,044	1,767,421	46,377
Euro-OAT June Futures	24	6/23	3,217,597	3,347,881	130,284
U.S. Treasury 2-Year Note September Futures	1,200	9/23	247,547,732	246,993,752	(553,980)
U.S. Treasury 5-Year Note September Futures	552	9/23	59,892,083	60,211,125	319,042
U.S. Treasury 10-Year Note September Futures	36	9/23	4,112,887	4,120,875	7,988
U.S. Treasury Long Bond September Futures	145	9/23	18,379,071	18,609,844	230,773
U.S. Treasury Ultra Long Bond September Futures	172	9/23	23,241,474	23,542,500	301,026
U.S. Ultra Long Bond September Futures	3	9/23	361,406	361,359	(47)
United Kingdom Treasury 10-Year Gilt September Futures	20	9/23	2,396,112	2,407,554	11,442

					293,619

Contracts to Sell:
3-Month SOFR December Futures	382	3/24	91,474,618	90,873,025	601,593
3-Month SOFR March Futures	121	6/25	29,375,957	29,313,763	62,194
Euro-Bobl June Futures	2	6/23	253,215	252,488	727
Euro-Bund June Futures	6	6/23	864,980	872,298	(7,318)
Euro-Bund September Futures	1	9/23	144,421	144,603	(182)
Euro-Buxl 30-Year Bond June Futures	4	6/23	599,634	592,859	6,775
Japan Government 10-Year Bond June Futures	6	6/23	6,263,772	6,399,426	(135,654)
U.S. Treasury 10-Year Note September Futures	294	9/23	33,617,160	33,653,813	(36,653)
U.S. Treasury Long Bond September Futures	10	9/23	1,270,169	1,283,437	(13,268)
U.S. Treasury Ultra Long Bond September Futures	9	9/23	1,217,181	1,231,875	(14,694)
U.S. Ultra Long Bond September Futures	212	9/23	25,361,427	25,536,063	(174,636)

					288,884

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$582,503

At May 31, 2023, Core Fixed Income Fund had deposited cash of $5,495,863 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2023, Core Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	11,195,473	USD	7,518,611	CITI	$7,292,651	7/18/23	$(225,960)
British Pound	1,247,489	USD	1,552,644	CITI	1,552,956	7/18/23	312
Canadian Dollar	12,052,931	USD	8,958,656	CITI	8,888,100	7/18/23	(70,556)
Euro	101,645	USD	108,995	CITI	108,617	6/1/23	(378)
Euro	184,404	USD	196,547	CITI	197,054	6/2/23	507
Euro	224,000	USD	247,732	CITI	239,958	7/14/23	(7,774)
Euro	1,823,509	USD	2,003,709	CITI	1,953,853	7/18/23	(49,856)
Japanese Yen	567,925,631	USD	4,311,907	CITI	4,105,980	7/18/23	(205,927)
Japanese Yen	653,081,135	USD	4,849,943	CITI	4,721,636	7/18/23	(128,307)
South African Rand	8,680,000	USD	468,991	CITI	438,045	7/18/23	(30,946)

							(718,885)

Contracts to Sell:
Chinese Offshore Renminbi	14,290,752	USD	2,089,084	CITI	2,015,677	7/18/23	73,407
Euro	1,982,000	USD	2,177,227	CITI	2,123,197	7/14/23	54,030
Euro	160,000	USD	177,027	CITI	171,399	7/14/23	5,628
Euro	150,000	USD	165,039	CITI	160,686	7/14/23	4,353
Euro	266,000	USD	285,491	CITI	284,950	7/14/23	541
Euro	102,000	USD	109,655	CITI	109,266	7/14/23	389
Euro	184,000	USD	196,601	CITI	197,108	7/14/23	(507)
Euro	1,976,533	NOK	22,551,645	CITI	2,117,814	7/18/23	(82,237)
Indonesian Rupiah	5,811,377,513	USD	388,729	CITI	387,493	7/18/23	1,236
Mexican Peso	63,460,905	USD	3,419,285	CITI	3,553,019	7/18/23	(133,734)

							(76,894)

Net Unrealized Depreciation on Open Forward Foreign Currency Contracts							$(795,779)

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2023, Core Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	SOFR	2.980%	11/30/27	12-Month	USD	24,622,000	$(457,863)	$4,778	$(462,641)
Pay	SOFR	3.300%	12/31/29	12-Month	USD	3,853,000	(29,233)	(146)	(29,087)
Pay	SOFR	3.450%	11/30/27	12-Month	USD	22,050,000	(9,515)	(46,913)	37,398
Receive	SOFR	1.520%	2/15/47	12-Month	USD	5,749,000	1,695,331	25,203	1,670,128
Receive	SOFR	1.630%	5/15/47	12-Month	USD	6,870,000	1,854,711	306,224	1,548,487
Receive	SOFR	1.729%	2/15/47	12-Month	USD	1,505,000	391,675	—	391,675
Receive	SOFR	2.500%	4/21/52	12-Month	USD	1,450,000	188,945	(3,047)	191,992
Receive	SOFR	2.600%	2/15/48	12-Month	USD	3,274,000	385,296	231,060	154,236
Receive	SOFR	2.620%	2/15/48	12-Month	USD	224,000	25,086	(1,162)	26,248
Receive	SOFR	3.000%	9/20/53	12-Month	USD	2,212,000	(42,326)	—	(42,326)
Receive	SOFR	3.050%	2/15/48	12-Month	USD	80,000	3,277	1,461	1,816
Receive	SOFR	3.150%	5/15/48	12-Month	USD	495,000	9,526	(159,334)	168,860
Receive	SOFR	3.250%	9/30/29	12-Month	USD	7,188,000	99,260	1,852	97,408
Receive	SOFR	3.270%	4/30/29	12-Month	USD	9,327,000	113,758	(215,162)	328,920

							$4,227,928	$144,814	$4,083,114

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

At May 31, 2023, Core Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contracts:

Centrally Cleared - Credit Default Swaps on Index - Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/23 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid	Unrealized Depreciation
Markit CDX North America High Yield Series 40 5-Year Index, NR	(5.000)%	6/20/28	3-Month	4.706%	USD 2,898,300	$(62,958)	$6,132	$(69,090)

Centrally Cleared - Credit Default Swaps on Index - Sell Protection (4)

Reference Obligation & Rating	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/23 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid	Unrealized Appreciation
Markit CDX North America Investment Grade Series 40 5-Year Index, NR	1.000%	6/20/28	3-Month	0.748%	USD 35,873,000	$478,904	$278,016	$200,888

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

At May 31, 2023, Core Fixed Income Fund deposited cash collateral with brokers in the amount of $2,898,027 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Core Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

AUD	—	Australian Dollar	CITI	—	Citigroup Global Markets Inc.
EUR	—	Euro	GSC	—	Goldman Sachs & Co.
GBP	—	British Pound
IDR	—	Indonesian Rupiah
JPY	—	Japanese Yen
MXN	—	Mexican Peso
RUB	—	Russian Ruble
USD	—	United States Dollar

See pages 274-276 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6%
Advertising - 0.1%
$ 200,000	CCC	Clear Channel Outdoor Holdings Inc., Company Guaranteed Notes, 7.500% due 6/1/29(a)	$142,751

Aerospace/Defense - 1.3%
520,000	B	Bombardier Inc., Senior Unsecured Notes, 7.875% due 4/15/27(a)	514,716
501,000	BB	Rolls-Royce PLC, Company Guaranteed Notes, 5.750% due 10/15/27(a)	488,255
308,000	B-	Spirit AeroSystems Inc., Secured Notes, 7.500% due 4/15/25(a)	304,267
200,000	B+	TransDigm Inc., Senior Secured Notes, 6.750% due 8/15/28(a)	200,455

		Total Aerospace/Defense	1,507,693

Agriculture - 0.1%
90,000	BB+	Darling Ingredients Inc., Company Guaranteed Notes, 6.000% due 6/15/30(a)	88,638

Airlines - 2.7%
		American Airlines Inc., Senior Secured Notes:
430,000	B+	11.750% due 7/15/25(a)	471,041
445,000	B	7.250% due 2/15/28(a)	436,019
431,000	Ba2(b)	American Airlines Inc./AAdvantage Loyalty IP Ltd., Senior Secured Notes, 5.750% due 4/20/29(a)	413,419
120,000	BBB-	Delta Air Lines Inc., Senior Secured Notes, 7.000% due 5/1/25(a)	123,438
179,000	Ba3(b)	Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Senior Secured Notes, 5.750% due 1/20/26(a)	166,619
170,000	Baa3(b)	Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes, 6.500% due 6/20/27(a)	169,876
110,000	NR	Spirit Airlines Inc., Senior Unsecured Notes, 1.000% due 5/15/26	87,065
212,747	Ba2(b)	Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes, 8.000% due 9/20/25(a)	215,287
143,850	BBB+	United Airlines Class B Pass Through Trust, Pass-Thru Certificates, 4.875% due 1/15/26	137,433
		United Airlines Inc., Senior Secured Notes:
356,000	BB	4.375% due 4/15/26(a)	337,127
385,000	BB	4.625% due 4/15/29(a)	349,155
		VistaJet Malta Finance PLC/Vista Management Holding Inc., Senior Unsecured Notes:
80,000	B-	9.500% due 6/1/28(a)	73,614
150,000	B-	6.375% due 2/1/30(a)	119,434

		Total Airlines	3,099,527

Auto Manufacturers - 2.3%
		Ford Motor Co., Senior Unsecured Notes:
130,000	BB+	3.250% due 2/12/32	98,902
340,000	BB+	6.100% due 8/19/32	319,543
323,000	BB+	4.750% due 1/15/43	238,436
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
465,000	BB+	4.950% due 5/28/27	435,669
300,000	BB+	7.350% due 11/4/27	303,383
200,000	BB+	6.800% due 5/12/28	198,106
210,000	BB+	7.350% due 3/6/30	211,743
751,000	BB+	4.000% due 11/13/30	631,722
195,000	B-	PM General Purchaser LLC, Senior Secured Notes, 9.500% due 10/1/28(a)	182,958

		Total Auto Manufacturers	2,620,462

Auto Parts & Equipment - 0.5%
200,000	B+	American Axle & Manufacturing Inc., Company Guaranteed Notes, 5.000% due 10/1/29	162,850
190,000	CCC	Dornoch Debt Merger Sub Inc., Senior Unsecured Notes, 6.625% due 10/15/29(a)	142,862
192,000	B	Titan International Inc., Senior Secured Notes, 7.000% due 4/30/28	174,872
150,000	BB+	ZF North America Capital Inc., Company Guaranteed Notes, 7.125% due 4/14/30(a)	151,203

		Total Auto Parts & Equipment	631,787

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Banks - 1.4%
$ 230,000	BB-	Barclays PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 5.672%)(c)(d)	$216,580
200,000	BBB-	Credit Agricole SA, Junior Subordinated Notes, 8.125% (5-Year USD Swap Rate + 6.185%)(a)(c)(d)	201,250
250,000	A-	Credit Suisse AG, Senior Unsecured Notes, 3.625% due 9/9/24	239,637
		Credit Suisse Group AG, Junior Subordinated Notes:
230,000	C(e)	6.375% (5-Year CMT Index + 4.822%)(a)(c)(d)(f)(g)	10,925
200,000	C(e)	7.500% (5-Year USD Swap Rate + 4.600%)(a)(c)(d)(f)(g)	9,500
200,000	C(e)	9.750% (5-Year CMT Index + 6.383%)(a)(c)(d)(g)	9,500
360,000	BB+	Intesa Sanpaolo SpA, Subordinated Notes, 4.198% (1-Year CMT Index + 2.600%) due 6/1/32(a)(c)	272,682
200,000	BB-	Lloyds Banking Group PLC, Junior Subordinated Notes, 8.000% (5-Year CMT Index + 3.913%)(c)(d)	184,319
520,000	BB+	UniCredit SpA, Subordinated Notes, 5.459% (5-Year CMT Index + 4.750%) due 6/30/35(a)(c)	439,068

		Total Banks	1,583,461

Beverages - 0.1%
188,000	CCC+	Triton Water Holdings Inc., Senior Unsecured Notes, 6.250% due 4/1/29(a)	157,001

Building Materials - 1.3%
320,000	B	MIWD Holdco II LLC/MIWD Finance Corp., Company Guaranteed Notes, 5.500% due 2/1/30(a)	257,990
382,000	B+	PGT Innovations Inc., Company Guaranteed Notes, 4.375% due 10/1/29(a)	349,165
210,000	BB-	Smyrna Ready Mix Concrete LLC, Senior Secured Notes, 6.000% due 11/1/28(a)	195,576
		Standard Industries Inc., Senior Unsecured Notes:
252,000	BB	5.000% due 2/15/27(a)	236,792
300,000	BB	4.375% due 7/15/30(a)	253,605
190,000	BB	Summit Materials LLC/Summit Materials Finance Corp., Company Guaranteed Notes, 5.250% due 1/15/29(a)	178,531

		Total Building Materials	1,471,659

Chemicals - 1.6%
521,000	BB-	Consolidated Energy Finance SA, Company Guaranteed Notes, 5.625% due 10/15/28(a)	444,504
160,000	B-	LSF11 A5 HoldCo LLC, Senior Unsecured Notes, 6.625% due 10/15/29(a)	136,847
307,000	BB	Methanex Corp., Senior Unsecured Notes, 5.125% due 10/15/27	286,204
327,000	BB-	Minerals Technologies Inc., Company Guaranteed Notes, 5.000% due 7/1/28(a)	301,467
190,000	BB+	Olin Corp., Senior Unsecured Notes, 5.000% due 2/1/30	173,363
258,000	NR	Olympus Water US Holding Corp., Senior Secured Notes, 9.750% due 11/15/28(a)	256,388
388,000	CCC+	Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., Company Guaranteed Notes, 5.125% due 4/1/29(a)	210,358

		Total Chemicals	1,809,131

Coal - 0.3%
300,000	BB	Warrior Met Coal Inc., Senior Secured Notes, 7.875% due 12/1/28(a)	300,519

Commercial Services - 6.3%
200,000	BB	ADT Security Corp. (The), Senior Secured Notes, 4.125% due 8/1/29(a)	174,788
105,000	BB	Adtalem Global Education Inc., Senior Secured Notes, 5.500% due 3/1/28(a)	98,251
110,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Secured Notes, 6.625% due 7/15/26(a)	103,429
630,000	B	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl, Senior Secured Notes, 4.625% due 6/1/28(a)	520,457
200,000	B-	Alta Equipment Group Inc., Secured Notes, 5.625% due 4/15/26(a)	183,620
175,000	BB-	Brink’s Co. (The), Company Guaranteed Notes, 4.625% due 10/15/27(a)	163,792
200,000	B	Carriage Services Inc., Company Guaranteed Notes, 4.250% due 5/15/29(a)	162,745
240,000	BB-	CoreCivic Inc., Company Guaranteed Notes, 8.250% due 4/15/26	240,272
375,000	CCC+	Deluxe Corp., Company Guaranteed Notes, 8.000% due 6/1/29(a)	288,665
		Garda World Security Corp., Senior Unsecured Notes:
340,000	CCC+	9.500% due 11/1/27(a)	318,377
119,000	CCC+	6.000% due 6/1/29(a)	94,854

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Commercial Services - 6.3% - (continued)
		GEO Group Inc. (The), Secured Notes:
$ 270,000	B	10.500% due 6/30/28	$271,120
523,000	B	9.500% due 12/31/28(a)	516,462
242,000	BB	Korn Ferry, Company Guaranteed Notes, 4.625% due 12/15/27(a)	229,547
239,000	B3(b)	Legends Hospitality Holding Co. LLC/Legends Hospitality Co.-Issuer Inc., Senior Secured Notes, 5.000% due 2/1/26(a)	213,564
344,000	CCC	Metis Merger Sub LLC, Senior Unsecured Notes, 6.500% due 5/15/29(a)	290,272
160,000	B	Mobius Merger Sub Inc., Senior Secured Notes, 9.000% due 6/1/30(a)	133,219
421,000	B	Paysafe Finance PLC/Paysafe Holdings US Corp., Senior Secured Notes, 4.000% due 6/15/29(a)	341,795
		Prime Security Services Borrower LLC/Prime Finance Inc.:
210,000	B	Secured Notes, 6.250% due 1/15/28(a)	192,850
351,000	BB	Senior Secured Notes, 3.375% due 8/31/27(a)	308,637
469,000	BB-	PROG Holdings Inc., Company Guaranteed Notes, 6.000% due 11/15/29(a)	415,084
400,000	B+	Sotheby’s, Senior Secured Notes, 7.375% due 10/15/27(a)	350,621
132,000	B3(b)	StoneMor Inc., Senior Secured Notes, 8.500% due 5/15/29(a)	111,681
290,000	BB+	TriNet Group Inc., Company Guaranteed Notes, 3.500% due 3/1/29(a)	248,966
		United Rentals North America Inc.:
		Company Guaranteed Notes:
280,000	BB+	5.250% due 1/15/30	265,712
170,000	BB+	3.875% due 2/15/31	146,094
140,000	BBB-	Senior Secured Notes, 6.000% due 12/15/29(a)	140,188
574,000	B	Upbound Group Inc., Company Guaranteed Notes, 6.375% due 2/15/29(a)	506,176
165,000	B	WW International Inc., Senior Secured Notes, 4.500% due 4/15/29(a)	99,583
100,000	BB-	ZipRecruiter Inc., Senior Unsecured Notes, 5.000% due 1/15/30(a)	84,160

		Total Commercial Services	7,214,981

Computers - 1.2%
410,000	CCC+	Ahead DB Holdings LLC, Company Guaranteed Notes, 6.625% due 5/1/28(a)	334,765
500,000	CCC+	McAfee Corp., Senior Unsecured Notes, 7.375% due 2/15/30(a)	421,307
211,000	B	NCR Corp., Company Guaranteed Notes, 5.125% due 4/15/29(a)	184,826
210,000	BB	Seagate HDD Cayman, Company Guaranteed Notes, 4.091% due 6/1/29(a)	181,737
220,000	CCC+	Vericast Corp., Senior Secured Notes, 11.000% due 9/15/26(a)	231,055

		Total Computers	1,353,690

Cosmetics/Personal Care - 0.6%
272,000	BB	Coty Inc., Senior Secured Notes, 5.000% due 4/15/26(a)	261,520
448,000	BB	Edgewell Personal Care Co., Company Guaranteed Notes, 4.125% due 4/1/29(a)	386,214

		Total Cosmetics/Personal Care	647,734

Distribution/Wholesale - 0.2%
62,008	NR	American News Co. LLC, Secured Notes, 8.500% (8.500% cash or 10.000% PIK) due 9/1/26(a)(h)	70,302
170,000	BB-	H&E Equipment Services Inc., Company Guaranteed Notes, 3.875% due 12/15/28(a)	146,051

		Total Distribution/Wholesale	216,353

Diversified Financial Services - 5.2%
369,300	NR	Accelerate360 Holdings LLC, Secured Notes, 8.000% due 3/1/28(a)	390,579
410,000	B	AG Issuer LLC, Senior Secured Notes, 6.250% due 3/1/28(a)	378,628
341,000	CCC+	Aretec Escrow Issuer Inc., Senior Unsecured Notes, 7.500% due 4/1/29(a)	292,058
249,000	BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 6.375% due 5/4/28(a)	243,591
371,000	NR	Bread Financial Holdings Inc., Company Guaranteed Notes, 4.750% due 12/15/24(a)	348,297
724,000	BB-	Burford Capital Global Finance LLC, Company Guaranteed Notes, 6.250% due 4/15/28(a)	677,015
444,000	CCC	Cobra AcquisitionCo LLC, Company Guaranteed Notes, 6.375% due 11/1/29(a)	267,339
180,000	BB-	Coinbase Global Inc., Company Guaranteed Notes, 3.625% due 10/1/31(a)	105,035

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Diversified Financial Services - 5.2% - (continued)
$ 300,000	CCC-	Curo Group Holdings Corp., Senior Secured Notes, 7.500% due 8/1/28(a)	$67,875
487,000	Baa3(b)	Enact Holdings Inc., Senior Unsecured Notes, 6.500% due 8/15/25(a)	479,355
		Enova International Inc., Company Guaranteed Notes:
123,000	B-	8.500% due 9/1/24(a)	122,830
272,000	B-	8.500% due 9/15/25(a)	261,449
592,962	B2(b)	Global Aircraft Leasing Co., Ltd., Senior Unsecured Notes, 6.500% (6.500% cash or 7.250% PIK) due 9/15/24(a)(h)	530,055
174,000	BB-	goeasy Ltd., Company Guaranteed Notes, 4.375% due 5/1/26(a)	156,136
100,000	BB-	Jane Street Group/JSG Finance Inc., Senior Secured Notes, 4.500% due 11/15/29(a)	85,379
270,000	B1(b)	LFS Topco LLC, Company Guaranteed Notes, 5.875% due 10/15/26(a)	235,640
		LPL Holdings Inc., Company Guaranteed Notes:
188,000	BBB-	4.625% due 11/15/27(a)	174,549
260,000	BBB-	4.000% due 3/15/29(a)	228,575
218,000	B	NFP Corp., Senior Secured Notes, 4.875% due 8/15/28(a)	194,860
		Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer Inc., Company Guaranteed Notes:
255,000	BB	3.625% due 3/1/29(a)	210,755
460,000	BB	3.875% due 3/1/31(a)	362,029
127,000	BB-	StoneX Group Inc., Senior Secured Notes, 8.625% due 6/15/25(a)	128,142

		Total Diversified Financial Services	5,940,171

Electric - 1.9%
343,000	BB+	Atlantica Sustainable Infrastructure PLC, Company Guaranteed Notes, 4.125% due 6/15/28(a)	307,184
		Calpine Corp.:
225,000	BB+	Senior Secured Notes, 3.750% due 3/1/31(a)	183,671
523,000	B+	Senior Unsecured Notes, 5.000% due 2/1/31(a)	422,701
		NRG Energy Inc., Company Guaranteed Notes:
174,000	BB	5.750% due 1/15/28	165,685
140,000	BB	5.250% due 6/15/29(a)	126,410
157,000	BB	3.625% due 2/15/31(a)	124,009
354,000	BB-	Pattern Energy Operations LP/Pattern Energy Operations Inc., Company Guaranteed Notes, 4.500% due 8/15/28(a)	321,972
90,000	BB+	TransAlta Corp., Senior Unsecured Notes, 7.750% due 11/15/29	93,722
546,000	BBB-	Vistra Operations Co. LLC, Senior Secured Notes, 4.300% due 7/15/29(a)	487,021

		Total Electric	2,232,375

Electrical Components & Equipment - 0.3%
335,000	BB+	EnerSys, Company Guaranteed Notes, 4.375% due 12/15/27(a)	311,976

Electronics - 0.5%
335,000	BB-	Imola Merger Corp., Senior Secured Notes, 4.750% due 5/15/29(a)	288,556
345,000	BB-	TTM Technologies Inc., Company Guaranteed Notes, 4.000% due 3/1/29(a)	292,884

		Total Electronics	581,440

Energy - Alternate Sources - 0.3%
50,000	NR	NextEra Energy Partners LP, Company Guaranteed Notes, 2.500% due 6/15/26(a)	45,200
310,000	B1(b)	Sunnova Energy Corp., Company Guaranteed Notes, 5.875% due 9/1/26(a)	272,564

		Total Energy - Alternate Sources	317,764

Engineering & Construction - 0.6%
282,000	B	Brundage-Bone Concrete Pumping Holdings Inc., Secured Notes, 6.000% due 2/1/26(a)	261,875
150,000	BB+	TopBuild Corp., Company Guaranteed Notes, 3.625% due 3/15/29(a)	129,923
340,000	B	VM Consolidated Inc., Company Guaranteed Notes, 5.500% due 4/15/29(a)	309,858

		Total Engineering & Construction	701,656

Entertainment - 2.9%
478,000	CCC	Allen Media LLC/Allen Media Co.-Issuer Inc., Company Guaranteed Notes, 10.500% due 2/15/28(a)	263,006

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Entertainment - 2.9% - (continued)
		AMC Entertainment Holdings Inc.:
$ 100,000	CCC-	Secured Notes, 10.000% due 6/15/26(a)	$63,765
612,000	B-	Senior Secured Notes, 7.500% due 2/15/29(a)	430,013
400,000	B+	Banijay Entertainment SASU, Senior Secured Notes, 5.375% due 3/1/25(a)	392,136
154,000	B	Boyne USA Inc., Senior Unsecured Notes, 4.750% due 5/15/29(a)	137,707
		Caesars Entertainment Inc.:
		Senior Secured Notes:
300,000	B+	6.250% due 7/1/25(a)	299,358
170,000	B+	7.000% due 2/15/30(a)	170,952
110,000	B	Senior Unsecured Notes, 8.125% due 7/1/27(a)	112,164
130,000	NR	DraftKings Holdings Inc., Company Guaranteed Notes, zero coupon due 3/15/28	97,305
150,000	CCC+	Mohegan Tribal Gaming Authority, Company Guaranteed Notes, 13.250% due 12/15/27(a)	158,951
324,000	B-	Scientific Games Holdings LP/Scientific Games US FinCo Inc., Senior Unsecured Notes, 6.625% due 3/1/30(a)	285,049
		SeaWorld Parks & Entertainment Inc.:
443,000	B	Company Guaranteed Notes, 5.250% due 8/15/29(a)	397,610
255,000	BB	Senior Secured Notes, 8.750% due 5/1/25(a)	259,821
107,000	BB	Speedway Motorsports LLC/Speedway Funding II Inc., Senior Unsecured Notes, 4.875% due 11/1/27(a)	98,674
110,000	B+	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Company Guaranteed Notes, 7.125% due 2/15/31(a)	110,198

		Total Entertainment	3,276,709

Environmental Control - 0.8%
90,000	BB+	Clean Harbors Inc., Company Guaranteed Notes, 6.375% due 2/1/31(a)	90,131
		Covanta Holding Corp., Company Guaranteed Notes:
355,000	B	4.875% due 12/1/29(a)	308,218
243,000	B	5.000% due 9/1/30	209,551
384,000	B	Harsco Corp., Company Guaranteed Notes, 5.750% due 7/31/27(a)	332,421

		Total Environmental Control	940,321

Food - 1.8%
		Albertsons Cos Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, Company Guaranteed Notes:
372,000	BB	5.875% due 2/15/28(a)	363,909
120,000	BB	6.500% due 2/15/28(a)	119,371
550,000	B	C&S Group Enterprises LLC, Company Guaranteed Notes, 5.000% due 12/15/28(a)	427,537
131,000	BB	Land O’Lakes Capital Trust I, Limited Guaranteed Notes, 7.450% due 3/15/28(a)	122,485
347,000	BB-	Performance Food Group Inc., Company Guaranteed Notes, 5.500% due 10/15/27(a)	334,158
254,000	B+	Post Holdings Inc., Company Guaranteed Notes, 4.625% due 4/15/30(a)	222,652
510,000	B	Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, Secured Notes, 4.625% due 3/1/29(a)	414,967

		Total Food	2,005,079

Forest Products & Paper - 0.2%
278,000	CCC	Glatfelter Corp., Company Guaranteed Notes, 4.750% due 11/15/29(a)	176,720

Healthcare - Products - 0.8%
		Medline Borrower LP:
432,000	B+	Senior Secured Notes, 3.875% due 4/1/29(a)	373,084
580,000	B-	Senior Unsecured Notes, 5.250% due 10/1/29(a)	496,910

		Total Healthcare - Products	869,994

Healthcare - Services - 2.6%
110,000	B-	Akumin Inc., Senior Secured Notes, 7.000% due 11/1/25(a)	89,214
190,000	CCC	Cano Health LLC, Company Guaranteed Notes, 6.250% due 10/1/28(a)	126,531
		CHS/Community Health Systems Inc.:
60,000	CCC-	Secured Notes, 6.125% due 4/1/30(a)	32,446

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Healthcare - Services - 2.6% - (continued)
		Senior Secured Notes:
$ 592,000	B-	5.625% due 3/15/27(a)	$507,291
370,000	B-	5.250% due 5/15/30(a)	278,553
337,000	B+	DaVita Inc., Company Guaranteed Notes, 4.625% due 6/1/30(a)	288,614
		HCA Inc., Company Guaranteed Notes:
371,000	BBB-	3.500% due 9/1/30	328,177
110,000	BBB-	7.500% due 11/15/95	121,750
		Legacy LifePoint Health LLC, Senior Secured Notes:
70,000	B	6.750% due 4/15/25(a)	62,555
326,000	B	4.375% due 2/15/27(a)	245,925
200,000	BB-	Molina Healthcare Inc., Senior Unsecured Notes, 3.875% due 11/15/30(a)	171,395
30,000	CCC	Radiology Partners Inc., Company Guaranteed Notes, 9.250% due 2/1/28(a)	8,278
427,000	B-	Select Medical Corp., Company Guaranteed Notes, 6.250% due 8/15/26(a)	415,721
240,000	BB-	Tenet Healthcare Corp., Senior Secured Notes, 4.250% due 6/1/29	215,775
330,000	CCC-	US Renal Care Inc., Senior Unsecured Notes, 10.625% due 7/15/27(a)	99,000

		Total Healthcare - Services	2,991,225

Home Builders - 0.6%
182,000	B-	Empire Communities Corp., Senior Unsecured Notes, 7.000% due 12/15/25(a)	165,812
		Forestar Group Inc., Company Guaranteed Notes:
120,000	BB-	3.850% due 5/15/26(a)	110,696
120,000	BB-	5.000% due 3/1/28(a)	109,368
65,000	B+	Installed Building Products Inc., Company Guaranteed Notes, 5.750% due 2/1/28(a)	61,037
		Mattamy Group Corp., Senior Unsecured Notes:
201,000	BB	5.250% due 12/15/27(a)	185,588
130,000	BB	4.625% due 3/1/30(a)	111,927

		Total Home Builders	744,428

Insurance - 1.0%
248,006	BB+	Highlands Holdings Bonds Issuer Ltd./Highlands Holdings Bonds Co.-Issuer Inc., Senior Secured Notes, 7.625% (7.625% cash or 8.375% PIK) due 10/15/25(a)(h)	227,217
196,000	B-	Jones Deslauriers Insurance Management Inc., Senior Secured Notes, 8.500% due 3/15/30(a)	196,375
397,000	BB	NMI Holdings Inc., Senior Secured Notes, 7.375% due 6/1/25(a)	398,129
320,000	BB-	Ryan Specialty LLC, Senior Secured Notes, 4.375% due 2/1/30(a)	284,159

		Total Insurance	1,105,880

Internet - 1.3%
390,000	B	Cogent Communications Group Inc., Company Guaranteed Notes, 7.000% due 6/15/27(a)	375,123
		Gen Digital Inc., Company Guaranteed Notes:
101,000	BB-	6.750% due 9/30/27(a)	100,991
303,000	BB-	7.125% due 9/30/30(a)	302,746
300,000	B-	GrubHub Holdings Inc., Company Guaranteed Notes, 5.500% due 7/1/27(a)	198,206
490,000	B-	ION Trading Technologies Sarl, Senior Secured Notes, 5.750% due 5/15/28(a)	407,793
		Match Group Holdings II LLC, Senior Unsecured Notes:
30,000	BB	4.625% due 6/1/28(a)	27,421
140,000	BB	3.625% due 10/1/31(a)	114,201

		Total Internet	1,526,481

Investment Companies - 0.1%
120,000	B+	Compass Group Diversified Holdings LLC, Company Guaranteed Notes, 5.250% due 4/15/29(a)	105,812

Iron/Steel - 1.0%
349,000	B+	ATI Inc., Senior Unsecured Notes, 4.875% due 10/1/29	310,116

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Iron/Steel - 1.0% - (continued)
		Cleveland-Cliffs Inc.:
$ 160,000	Ba3(b)	Company Guaranteed Notes, 4.625% due 3/1/29(a)	$142,387
144,000	B	Senior Unsecured Notes, 6.250% due 10/1/40	117,701
350,000	BB+	Commercial Metals Co., Senior Unsecured Notes, 3.875% due 2/15/31	294,847
268,000	Ba3(b)	Mineral Resources Ltd., Senior Unsecured Notes, 8.125% due 5/1/27(a)	268,356

		Total Iron/Steel	1,133,407

Leisure Time - 4.4%
		Carnival Corp., Company Guaranteed Notes:
110,000	B	7.625% due 3/1/26(a)	104,396
781,000	B	5.750% due 3/1/27(a)	669,462
399,000	B	6.000% due 5/1/29(a)	332,160
330,000	B	10.500% due 6/1/30(a)	331,488
150,000	B+	Carnival Holdings Bermuda Ltd., Company Guaranteed Notes, 10.375% due 5/1/28(a)	162,510
		NCL Corp., Ltd.:
50,000	B-	Company Guaranteed Notes, 5.875% due 3/15/26(a)	45,410
		Senior Secured Notes:
600,000	B+	5.875% due 2/15/27(a)	569,678
270,000	BB-	8.375% due 2/1/28(a)	279,439
		Senior Unsecured Notes:
504,000	B-	3.625% due 12/15/24(a)	482,297
321,000	B-	7.750% due 2/15/29(a)	290,684
		Royal Caribbean Cruises Ltd.:
340,000	B+	Company Guaranteed Notes, 7.250% due 1/15/30(a)	343,838
		Senior Unsecured Notes:
341,000	B	4.250% due 7/1/26(a)	312,835
160,000	B	11.625% due 8/15/27(a)	173,737
102,000	B	5.500% due 4/1/28(a)	93,947
		Viking Cruises Ltd.:
64,000	B-	Company Guaranteed Notes, 5.875% due 9/15/27(a)	56,475
259,000	B	Senior Secured Notes, 13.000% due 5/15/25(a)	272,404
379,000	B-	Senior Unsecured Notes, 7.000% due 2/15/29(a)	335,862
200,000	B+	VOC Escrow Ltd., Senior Secured Notes, 5.000% due 2/15/28(a)	180,277

		Total Leisure Time	5,036,899

Lodging - 1.3%
370,000	B-	Full House Resorts Inc., Senior Secured Notes, 8.250% due 2/15/28(a)	347,230
430,000	B	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, Company Guaranteed Notes, 4.875% due 7/1/31(a)	365,300
400,000	BB+	Sands China Ltd., Senior Unsecured Notes, 3.750% due 8/8/31	321,799
331,000	BB-	Travel + Leisure Co., Senior Secured Notes, 6.000% due 4/1/27	319,528
200,000	B+	Wynn Macau Ltd., Senior Unsecured Notes, 5.500% due 1/15/26(a)	183,175

		Total Lodging	1,537,032

Machinery - Construction & Mining - 0.2%
240,000	BB-	Vertiv Group Corp., Senior Secured Notes, 4.125% due 11/15/28(a)	214,881

Machinery - Diversified - 0.1%
88,000	BB-	ATS Corp., Company Guaranteed Notes, 4.125% due 12/15/28(a)	78,921

Media - 6.1%
		Altice Financing SA, Senior Secured Notes:
681,000	B	5.000% due 1/15/28(a)	532,604
200,000	B	5.750% due 8/15/29(a)	152,666
358,000	BB-	Block Communications Inc., Company Guaranteed Notes, 4.875% due 3/1/28(a)	295,191

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Media - 6.1% - (continued)
$ 225,000	BB-	Cable One Inc., Company Guaranteed Notes, 4.000% due 11/15/30(a)	$176,288
		CCO Holdings LLC/CCO Holdings Capital Corp., Senior Unsecured Notes:
705,000	BB-	6.375% due 9/1/29(a)	658,383
571,000	BB-	4.750% due 3/1/30(a)	481,235
160,000	BB-	4.500% due 8/15/30(a)	131,865
160,000	BB-	4.750% due 2/1/32(a)	128,352
680,000	BB-	4.500% due 5/1/32	532,683
		CSC Holdings LLC:
		Company Guaranteed Notes:
210,000	B	11.250% due 5/15/28(a)	198,629
200,000	B	6.500% due 2/1/29(a)	157,286
200,000	B	4.500% due 11/15/31(a)	138,702
		Senior Unsecured Notes:
980,000	CCC+	5.750% due 1/15/30(a)	432,598
465,000	CCC+	4.625% due 12/1/30(a)	199,187
190,000	BB	Directv Financing LLC/Directv Financing Co.-Obligor Inc., Senior Secured Notes, 5.875% due 8/15/27(a)	167,587
		DISH DBS Corp.:
		Company Guaranteed Notes:
20,000	B-	5.875% due 11/15/24	17,172
500,000	B-	7.750% due 7/1/26	285,555
410,000	B	Senior Secured Notes, 5.750% due 12/1/28(a)	298,098
65,000	CCC-	DISH Network Corp., Senior Unsecured Notes, 3.375% due 8/15/26	29,497
180,000	B1(b)	Gannett Holdings LLC, Senior Secured Notes, 6.000% due 11/1/26(a)	150,074
170,000	BB-	iHeartCommunications Inc., Senior Secured Notes, 5.250% due 8/15/27(a)	119,613
222,000	BB	Paramount Global, Junior Subordinated Notes, 6.375% (5-Year CMT Index + 3.999%) due 3/30/62(c)	178,085
345,000	BB	Sirius XM Radio Inc., Company Guaranteed Notes, 4.000% due 7/15/28(a)	289,296
300,000	BB	TEGNA Inc., Company Guaranteed Notes, 5.000% due 9/15/29(a)	256,889
50,000	BBB-	Time Warner Cable Enterprises LLC, Senior Secured Notes, 8.375% due 7/15/33	55,516
150,000	BBB-	Time Warner Cable LLC, Senior Secured Notes, 7.300% due 7/1/38	153,316
		Univision Communications Inc., Senior Secured Notes:
388,000	B+	6.625% due 6/1/27(a)	367,902
112,000	B+	7.375% due 6/30/30(a)	104,251
327,000	BB-	UPC Broadband Finco BV, Senior Secured Notes, 4.875% due 7/15/31(a)	274,938
67,000	B-	Urban One Inc., Senior Secured Notes, 7.375% due 2/1/28(a)	60,374

		Total Media	7,023,832

Metal Fabricate/Hardware - 0.3%
90,000	BB-	Advanced Drainage Systems Inc., Company Guaranteed Notes, 6.375% due 6/15/30(a)	88,821
80,000	CCC+	Park-Ohio Industries Inc., Company Guaranteed Notes, 6.625% due 4/15/27	67,656
230,000	B+	Roller Bearing Co. of America Inc., Senior Unsecured Notes, 4.375% due 10/15/29(a)	203,838

		Total Metal Fabricate/Hardware	360,315

Mining - 1.9%
		First Quantum Minerals Ltd., Company Guaranteed Notes:
200,000	B+	6.875% due 3/1/26(a)	194,510
330,000	B+	6.875% due 10/15/27(a)	314,688
500,000	B+	8.625% due 6/1/31(a)	494,375
311,000	BB+	FMG Resources August 2006 Pty Ltd., Company Guaranteed Notes, 4.500% due 9/15/27(a)	294,845
340,000	BB+	Freeport-McMoRan Inc., Company Guaranteed Notes, 5.450% due 3/15/43	308,682

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Mining - 1.9% - (continued)
		Hudbay Minerals Inc., Company Guaranteed Notes:
$ 40,000	B	4.500% due 4/1/26(a)	$36,709
537,000	B	6.125% due 4/1/29(a)	482,971

		Total Mining	2,126,780

Miscellaneous Manufacturers - 0.0%@
11,525	CCC (e)	Anagram International Inc./Anagram Holdings LLC, Secured Notes, 10.000% (5.000% cash and 5.000% PIK or 10.000% PIK or 10.000% cash) due 8/15/26(a)(h)	9,393

Oil & Gas - 6.6%
364,000	BB+	Antero Resources Corp., Company Guaranteed Notes, 5.375% due 3/1/30(a)	335,007
		Apache Corp., Senior Unsecured Notes:
105,000	BB+	4.375% due 10/15/28	96,406
60,000	BB+	7.750% due 12/15/29	62,154
256,000	BB+	4.250% due 1/15/30	230,164
410,000	B	Berry Petroleum Co. LLC, Company Guaranteed Notes, 7.000% due 2/15/26(a)	375,559
10,000	BB	Chesapeake Energy Corp., Company Guaranteed Notes, 5.500% due 2/1/26(a)	9,736
572,000	BB-	Chord Energy Corp., Company Guaranteed Notes, 6.375% due 6/1/26(a)	564,015
256,000	BB-	Civitas Resources Inc., Company Guaranteed Notes, 5.000% due 10/15/26(a)	240,962
		Crescent Energy Finance LLC:
319,000	B+	Company Guaranteed Notes, 7.250% due 5/1/26(a)	297,031
170,000	B+	Senior Unsecured Notes, 9.250% due 2/15/28(a)	164,766
375,000	B+	Earthstone Energy Holdings LLC, Company Guaranteed Notes, 8.000% due 4/15/27(a)	365,387
120,000	BB+	Endeavor Energy Resources LP/EER Finance Inc., Senior Unsecured Notes, 5.750% due 1/30/28(a)	119,125
		Hilcorp Energy I LP/Hilcorp Finance Co., Senior Unsecured Notes:
405,000	BB+	5.750% due 2/1/29(a)	367,586
125,000	BB+	6.000% due 2/1/31(a)	112,157
170,000	BB+	6.250% due 4/15/32(a)	152,239
223,000	B+	Nabors Industries Inc., Company Guaranteed Notes, 7.375% due 5/15/27(a)	209,754
180,000	CCC	Nabors Industries Ltd., Company Guaranteed Notes, 7.250% due 1/15/26(a)	164,278
120,000	BB-	Noble Finance II LLC, Company Guaranteed Notes, 8.000% due 4/15/30(a)	121,718
240,000	B+	Northern Oil & Gas Inc., Senior Unsecured Notes, 8.125% due 3/1/28(a)	233,557
		Occidental Petroleum Corp., Senior Unsecured Notes:
614,000	BB+	8.875% due 7/15/30	708,178
252,000	BB+	6.125% due 1/1/31	256,034
100,000	BB+	6.450% due 9/15/36	101,852
110,000	BB+	6.600% due 3/15/46	112,475
30,000	BB+	4.100% due 2/15/47	21,800
370,000	BB-	Permian Resources Operating LLC, Company Guaranteed Notes, 5.875% due 7/1/29(a)	346,316
		Petrobras Global Finance BV, Company Guaranteed Notes:
40,000	BB-	7.375% due 1/17/27	41,698
20,000	BB-	5.750% due 2/1/29	19,617
300,000	BB	Range Resources Corp., Company Guaranteed Notes, 8.250% due 1/15/29	312,831
160,000	B+	ROCC Holdings LLC, Company Guaranteed Notes, 9.250% due 8/15/26(a)	171,458
120,000	B+	Rockcliff Energy II LLC, Senior Unsecured Notes, 5.500% due 10/15/29(a)	110,402
		Southwestern Energy Co., Company Guaranteed Notes:
270,000	BB+	5.375% due 2/1/29	251,742
175,000	BB+	5.375% due 3/15/30	161,042
140,000	BB+	4.750% due 2/1/32	121,286
344,000	BB-	Strathcona Resources Ltd., Senior Unsecured Notes, 6.875% due 8/1/26(a)	290,178
110,000	B-	Transocean Inc., Senior Secured Notes, 8.750% due 2/15/30(a)	110,071
250,000	BB	Valaris Ltd., Secured Notes, 8.375% due 4/30/30(a)	248,514

		Total Oil & Gas	7,607,095

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Oil & Gas Services - 0.5%
$ 343,000	B+	Archrock Partners LP/Archrock Partners Finance Corp., Company Guaranteed Notes, 6.250% due 4/1/28(a)	$318,606
320,000	B+	USA Compression Partners LP/USA Compression Finance Corp., Company Guaranteed Notes, 6.875% due 4/1/26	304,745

		Total Oil & Gas Services	623,351

Packaging & Containers - 2.0%
		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC:
		Senior Secured Notes:
210,000	BB	6.000% due 6/15/27(a)	206,454
225,000	BB	3.250% due 9/1/28(a)	192,449
250,000	B+	Senior Unsecured Notes, 4.000% due 9/1/29(a)	196,396
		Ball Corp., Company Guaranteed Notes:
88,000	BB+	5.250% due 7/1/25	87,648
124,000	BB+	2.875% due 8/15/30	102,800
230,000	BB-	Canpack SA/Canpack US LLC, Company Guaranteed Notes, 3.875% due 11/15/29(a)	185,025
240,000	B	Clydesdale Acquisition Holdings Inc., Senior Secured Notes, 6.625% due 4/15/29(a)	227,541
249,000	BB+	Crown Americas LLC, Company Guaranteed Notes, 5.250% due 4/1/30	237,942
		LABL Inc., Senior Secured Notes:
271,000	B-	5.875% due 11/1/28(a)	244,847
21,000	B-	9.500% due 11/1/28(a)	21,079
244,000	B	Mauser Packaging Solutions Holding Co., Senior Secured Notes, 7.875% due 8/15/26(a)	241,445
10,000	B-	Pactiv LLC, Senior Unsecured Notes, 8.375% due 4/15/27	10,039
71,000	BB+	Sealed Air Corp./Sealed Air Corp. US, Company Guaranteed Notes, 6.125% due 2/1/28(a)	70,415
287,000	BB-	Silgan Holdings Inc., Company Guaranteed Notes, 4.125% due 2/1/28	263,001

		Total Packaging & Containers	2,287,081

Pharmaceuticals - 2.4%
280,000	B	AdaptHealth LLC, Company Guaranteed Notes, 5.125% due 3/1/30(a)	218,096
		Bausch Health Cos., Inc.:
430,000	CCC-	Company Guaranteed Notes, 5.250% due 1/30/30(a)	183,240
50,000	CCC+	Senior Secured Notes, 6.125% due 2/1/27(a)	32,551
250,000	B+	Herbalife Nutrition Ltd./HLF Financing Inc., Company Guaranteed Notes, 7.875% due 9/1/25(a)	230,365
460,000	B+	HLF Financing Sarl LLC/Herbalife International Inc., Company Guaranteed Notes, 4.875% due 6/1/29(a)	318,017
		Organon & Co./Organon Foreign Debt Co.-Issuer BV:
400,000	BB	Senior Secured Notes, 4.125% due 4/30/28(a)	356,535
459,000	BB-	Senior Unsecured Notes, 5.125% due 4/30/31(a)	389,828
230,000	WR(b)	Par Pharmaceutical Inc., Senior Secured Notes, 7.500% due 4/1/27*(a)(g)(i)	170,245
200,000	BB-	Teva Pharmaceutical Finance Co. LLC, Company Guaranteed Notes, 6.150% due 2/1/36	179,749
		Teva Pharmaceutical Finance Netherlands III BV, Company Guaranteed Notes:
250,000	BB-	5.125% due 5/9/29	225,302
200,000	BB-	7.875% due 9/15/29	205,468
270,000	BB-	8.125% due 9/15/31	280,702

		Total Pharmaceuticals	2,790,098

Pipelines - 6.6%
341,000	BB	Antero Midstream Partners LP/Antero Midstream Finance Corp., Company Guaranteed Notes, 5.750% due 1/15/28(a)	325,732
		Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Unsecured Notes:
100,000	B+	7.625% due 12/15/25(a)	101,251
210,000	B+	6.625% due 7/15/26(a)	208,353
381,000	BB-	Buckeye Partners LP, Senior Unsecured Notes, 4.500% due 3/1/28(a)	335,756

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Pipelines - 6.6% - (continued)
$ 200,000	BB	CNX Midstream Partners LP, Company Guaranteed Notes, 4.750% due 4/15/30(a)	$165,744
		DCP Midstream Operating LP, Company Guaranteed Notes:
324,000	BBB+	5.625% due 7/15/27	326,650
60,000	BBB+	6.750% due 9/15/37(a)	63,204
275,000	BB+	DT Midstream Inc., Company Guaranteed Notes, 4.375% due 6/15/31(a)	231,656
90,000	BB	Energy Transfer LP, Junior Subordinated Notes, 6.500% (5-Year CMT Index + 5.694%)(c)(d)	78,975
		EQM Midstream Partners LP, Senior Unsecured Notes:
42,000	BB-	7.500% due 6/1/27(a)	42,328
269,000	BB-	5.500% due 7/15/28	252,641
279,000	BB-	7.500% due 6/1/30(a)	280,616
480,000	BB-	6.500% due 7/15/48	392,817
		Genesis Energy LP/Genesis Energy Finance Corp., Company Guaranteed Notes:
700,000	B	6.500% due 10/1/25	688,262
33,000	B	6.250% due 5/15/26	31,395
150,000	B	8.875% due 4/15/30	147,667
460,000	BB-	Harvest Midstream I LP, Senior Unsecured Notes, 7.500% due 9/1/28(a)	440,453
409,000	BB+	Holly Energy Partners LP/Holly Energy Finance Corp., Company Guaranteed Notes, 5.000% due 2/1/28(a)	377,311
473,000	B+	Howard Midstream Energy Partners LLC, Senior Unsecured Notes, 6.750% due 1/15/27(a)	438,206
412,000	B	ITT Holdings LLC, Senior Unsecured Notes, 6.500% due 8/1/29(a)	329,015
650,000	B+	NGL Energy Operating LLC/NGL Energy Finance Corp., Senior Secured Notes, 7.500% due 2/1/26(a)	621,668
		NuStar Logistics LP, Company Guaranteed Notes:
100,000	BB-	5.750% due 10/1/25	97,786
238,000	BB-	6.375% due 10/1/30	229,421
110,000	BB-	Summit Midstream Holdings LLC/Summit Midstream Finance Corp., Secured Notes, step bond to yield, 9.000% due 10/15/26(a)	104,383
170,000	BB-	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Company Guaranteed Notes, 6.000% due 12/31/30(a)	147,316
		Venture Global Calcasieu Pass LLC, Senior Secured Notes:
264,000	BB+	3.875% due 8/15/29(a)	229,679
210,000	BB+	6.250% due 1/15/30(a)	208,391
290,000	BB+	3.875% due 11/1/33(a)	237,898
		Western Midstream Operating LP, Senior Unsecured Notes:
280,000	BBB-	5.450% due 4/1/44	233,585
170,000	BBB-	5.500% due 2/1/50	135,886

		Total Pipelines	7,504,045

Real Estate - 0.9%
483,000	BB	Cushman & Wakefield US Borrower LLC, Senior Secured Notes, 6.750% due 5/15/28(a)	431,556
300,000	B-	Five Point Operating Co. LP/Five Point Capital Corp., Company Guaranteed Notes, 7.875% due 11/15/25(a)	266,582
		Kennedy-Wilson Inc., Company Guaranteed Notes:
150,000	BB-	4.750% due 3/1/29	118,029
305,000	BB-	4.750% due 2/1/30	230,229

		Total Real Estate	1,046,396

Real Estate Investment Trusts (REITs) - 2.7%
803,000	B+	Apollo Commercial Real Estate Finance Inc., Senior Secured Notes, 4.625% due 6/15/29(a)	610,968
		Diversified Healthcare Trust:
50,000	B	Company Guaranteed Notes, 9.750% due 6/15/25	48,408
70,000	CCC+	Senior Unsecured Notes, 4.750% due 2/15/28	48,177
		HAT Holdings I LLC/HAT Holdings II LLC, Company Guaranteed Notes:
307,000	BB+	6.000% due 4/15/25(a)	297,432
407,000	BB+	3.375% due 6/15/26(a)	356,502

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Real Estate Investment Trusts (REITs) - 2.7% - (continued)
$ 390,000	NR	IIP Operating Partnership LP, Company Guaranteed Notes, 5.500% due 5/25/26	$329,489
125,000	BB-	Iron Mountain Information Management Services Inc., Company Guaranteed Notes, 5.000% due 7/15/32(a)	106,673
		Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., Company Guaranteed Notes:
410,000	BB-	4.250% due 2/1/27(a)	347,770
130,000	BB-	4.750% due 6/15/29(a)	101,781
160,000	BB+	MPT Operating Partnership LP/MPT Finance Corp., Company Guaranteed Notes, 3.500% due 3/15/31	108,183
		Service Properties Trust:
131,000	BB	Company Guaranteed Notes, 5.500% due 12/15/27	114,018
		Senior Unsecured Notes:
227,000	B+	3.950% due 1/15/28	173,702
545,000	B+	4.375% due 2/15/30	396,285

		Total Real Estate Investment Trusts (REITs)	3,039,388

Retail - 4.5%
70,000	BB	Academy Ltd., Senior Secured Notes, 6.000% due 11/15/27(a)	67,664
		Bath & Body Works Inc., Company Guaranteed Notes:
20,000	BB	9.375% due 7/1/25(a)	21,272
150,000	BB	5.250% due 2/1/28	142,852
100,000	BB	6.625% due 10/1/30(a)	95,389
285,000	BB-	Brinker International Inc., Company Guaranteed Notes, 5.000% due 10/1/24(a)	280,400
170,000	CCC-	Carrols Restaurant Group Inc., Company Guaranteed Notes, 5.875% due 7/1/29(a)	141,119
464,000	B-	CEC Entertainment LLC, Senior Secured Notes, 6.750% due 5/1/26(a)	444,094
268,000	B	Dave & Buster’s Inc., Senior Secured Notes, 7.625% due 11/1/25(a)	271,700
600,000	B-	eG Global Finance PLC, Senior Secured Notes, 6.750% due 2/7/25(a)	577,419
337,000	B	Ferrellgas LP/Ferrellgas Finance Corp., Senior Unsecured Notes, 5.375% due 4/1/26(a)	306,697
190,000	B	Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., Senior Secured Notes, 4.625% due 1/15/29(a)	166,062
		FirstCash Inc., Company Guaranteed Notes:
448,000	BB	4.625% due 9/1/28(a)	399,253
187,000	BB	5.625% due 1/1/30(a)	170,037
200,000	BB+	Foot Locker Inc., Senior Unsecured Notes, 4.000% due 10/1/29(a)	151,443
350,000	BB-	Ken Garff Automotive LLC, Senior Unsecured Notes, 4.875% due 9/15/28(a)	305,985
410,000	CCC	LBM Acquisition LLC, Company Guaranteed Notes, 6.250% due 1/15/29(a)	325,110
		Michaels Cos Inc. (The):
60,000	B-	Senior Secured Notes, 5.250% due 5/1/28(a)	46,264
300,000	CCC	Senior Unsecured Notes, 7.875% due 5/1/29(a)	184,653
97,000	B-	NMG Holding Co., Inc./Neiman Marcus Group LLC, Senior Secured Notes, 7.125% due 4/1/26(a)	87,389
542,000	CCC	Park River Holdings Inc., Senior Unsecured Notes, 6.750% due 8/1/29(a)	406,617
180,000	B3(b)	Sizzling Platter LLC/Sizzling Platter Finance Corp., Senior Secured Notes, 8.500% due 11/28/25(a)	168,873
260,000	B	Specialty Building Products Holdings LLC/SBP Finance Corp., Senior Secured Notes, 6.375% due 9/30/26(a)	233,064
100,000	BB-	Suburban Propane Partners LP/Suburban Energy Finance Corp., Senior Unsecured Notes, 5.000% due 6/1/31(a)	85,333
90,000	BB-	Superior Plus LP/Superior General Partner Inc., Company Guaranteed Notes, 4.500% due 3/15/29(a)	79,461

		Total Retail	5,158,150

Semiconductors - 0.4%
320,000	BB-	Entegris Escrow Corp., Company Guaranteed Notes, 5.950% due 6/15/30(a)	308,578
201,000	BB	ON Semiconductor Corp., Company Guaranteed Notes, 3.875% due 9/1/28(a)	181,189

		Total Semiconductors	489,767

Software - 1.8%
220,000	CCC	AthenaHealth Group Inc., Senior Unsecured Notes, 6.500% due 2/15/30(a)	181,420
300,000	B-	Capstone Borrower Inc., Senior Secured Notes, 8.000% due 6/15/30(a)	295,960

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
CORPORATE BONDS & NOTES - 88.6% - (continued)
Software - 1.8% - (continued)
$ 420,000	B+	Central Parent Inc./CDK Global Inc., Senior Secured Notes, 7.250% due 6/15/29(a)	$411,500
160,000	B-	Clarivate Science Holdings Corp., Company Guaranteed Notes, 4.875% due 7/1/29(a)	137,841
170,000	B+	Elastic NV, Senior Unsecured Notes, 4.125% due 7/15/29(a)	147,217
450,000	B	Helios Software Holdings Inc./ION Corporate Solutions Finance Sarl, Senior Secured Notes, 4.625% due 5/1/28(a)	384,890
		Open Text Corp.:
20,000	BB-	Company Guaranteed Notes, 3.875% due 2/15/28(a)	17,523
100,000	BBB-	Senior Secured Notes, 6.900% due 12/1/27(a)	102,339
160,000	B+	Playtika Holding Corp., Company Guaranteed Notes, 4.250% due 3/15/29(a)	135,794
508,000	CCC+	Rackspace Technology Global Inc., Senior Secured Notes, 3.500% due 2/15/28(a)	202,662

		Total Software	2,017,146

Telecommunications - 2.9%
300,000	CCC	Altice France Holding SA, Senior Secured Notes, 10.500% due 5/15/27(a)	179,559
		Altice France SA, Senior Secured Notes:
490,000	B-	5.125% due 7/15/29(a)	349,680
446,000	B-	5.500% due 10/15/29(a)	320,357
170,000	B	CommScope Inc., Senior Secured Notes, 4.750% due 9/1/29(a)	134,109
200,000	CCC+	CommScope Technologies LLC, Company Guaranteed Notes, 6.000% due 6/15/25(a)	188,176
477,000	B+	Connect Finco Sarl/Connect US Finco LLC, Senior Secured Notes, 6.750% due 10/1/26(a)	460,490
303,000	BB	Hughes Satellite Systems Corp., Company Guaranteed Notes, 6.625% due 8/1/26	280,254
560,000	B+	Iliad Holding SASU, Senior Secured Notes, 7.000% due 10/15/28(a)	522,604
230,000	BBB-	Sprint Capital Corp., Company Guaranteed Notes, 8.750% due 3/15/32	279,314
140,000	B+	Telecom Italia Capital SA, Company Guaranteed Notes, 6.000% due 9/30/34	117,953
435,000	D	Telesat Canada/Telesat LLC, Senior Secured Notes, 4.875% due 6/1/27(a)	262,751
260,000	BB-	Vmed O2 UK Financing I PLC, Senior Secured Notes, 4.750% due 7/15/31(a)	214,083

		Total Telecommunications	3,309,330

Transportation - 0.8%
491,000	BB	Cargo Aircraft Management Inc., Company Guaranteed Notes, 4.750% due 2/1/28(a)	426,457
320,000	CCC+	Carriage Purchaser Inc., Senior Unsecured Notes, 7.875% due 10/15/29(a)	233,350
184,000	BB-	XPO CNW Inc., Senior Unsecured Notes, 6.700% due 5/1/34	174,708
50,000	BB+	XPO Escrow Sub LLC, Company Guaranteed Notes, 7.500% due 11/15/27(a)	51,310

		Total Transportation	885,825

Trucking & Leasing - 0.3%
375,000	BB+	AerCap Global Aviation Trust, Company Guaranteed Notes, 6.500% (3-Month Term SOFR + 4.300%) due 6/15/45(a)(c)	366,863

		TOTAL CORPORATE BONDS & NOTES (Cost - $113,129,310)	101,319,413

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5%
280,000	BBB-	ARES XLIV CLO Ltd., Series 2017-44A, Class CR, 8.660% (3-Month USD-LIBOR + 3.400%) due 4/15/34(a)(c)	265,547
250,000	Baa3(b)	Battalion CLO XI Ltd., Series 2017-11A, Class DR, 8.923% (3-Month USD-LIBOR + 3.650%) due 4/24/34(a)(c)	222,863
280,000	Ba3(b)	Canyon Capital CLO Ltd., Series 2021-1A, Class E, 11.670% (3-Month USD-LIBOR + 6.410%) due 4/15/34(a)(c)	247,940
250,000	Baa3(b)	Dryden 49 Senior Loan Fund, Series 2017-49A, Class DR, 8.662% (3-Month USD-LIBOR + 3.400%) due 7/18/30(a)(c)	233,203
360,000	BB-	Madison Park Funding XXXV Ltd., Series 2019-35A, Class ER, 11.350% (3-Month USD-LIBOR + 6.100%) due 4/20/32(a)(c)	340,642
500,000	Ba1(b)	Marble Point CLO XIV Ltd., Series 2018-2A, Class D, 8.780% (3-Month USD-LIBOR + 3.530%) due 1/20/32(a)(c)	447,614
280,000	Baa3(b)	Mountain View CLO IX Ltd., Series 2015-9A, Class CR, 8.380% (3-Month USD-LIBOR + 3.120%) due 7/15/31(a)(c)	230,669
250,000	BB-	Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class DR2, 11.181% (3-Month USD-LIBOR + 5.920%) due 10/21/30(a)(c)	220,365
280,000	Baa3(b)	Ocean Trails CLO IX, Series 2020-9A, Class DR, 9.010% (3-Month USD-LIBOR + 3.750%) due 10/15/34(a)(c)	255,027
210,000	BBB-	Ocean Trails CLO V, Series 2014-5A, Class DRR, 8.692% (3-Month USD-LIBOR + 3.450%) due 10/13/31(a)(c)	185,269
110,000	Baa3(b)	Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, 10.386% (3-Month Term SOFR + 5.400%) due 4/15/31(a)(c)	110,462
300,000	BBB-	Pulsar Funding I LLC, Series 2019-1A, Class C, 10.050% (3-Month USD-LIBOR + 4.800%) due 1/20/33(a)(c)	282,250

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 3.5% - (continued)
$ 230,000	BB-	Sculptor CLO XXVI Ltd., Series 26A, Class E, 12.500% (3-Month USD-LIBOR + 7.250%) due 7/20/34(a)(c)	$197,316
250,000	Ba3(b)	Symphony CLO XX Ltd., Series 2018-20A, Class E, 11.550% (3-Month USD-LIBOR + 6.290%) due 1/16/32(a)(c)	220,309
310,000	Ba3(b)	THL Credit Wind River CLO Ltd., Series 2017-3A, Class ER, 12.310% (3-Month USD-LIBOR + 7.050%) due 4/15/35(a)(c)	268,298
350,000	BB-	Voya CLO Ltd., Series 2017-3A, Class DR, 12.200% (3-Month USD-LIBOR + 6.950%) due 4/20/34(a)(c)	313,774

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $4,430,744)	4,041,548

SENIOR LOANS - 3.3%
58,200	NR	Acrisure LLC, (Cost - $58,123, acquired 1/31/20), 8.654% (1-Month USD-LIBOR + 3.500%) due 2/15/27(c)(j)	54,323
70,000	NR	Agiliti Health Inc., (Cost - $69,481, acquired 4/25/23), 7.993% (1-Month Term SOFR + 3.000%) due 5/1/30(c)(j)	69,257
405,601	NR	Arctic Canadian Diamond Co., Ltd., (Cost - $405,601, acquired 2/2/21), 17.500% (3-Month USD-LIBOR + 17.500%) due 12/31/24(c)(f)(g)(j)	352,832
110,000	NR	Clarios Global LP, (Cost - $109,457, acquired 4/20/23), 8.903% (1-Month Term SOFR + 3.750%) due 5/6/30(c)(j)	109,106
223,065	NR	Commscope Inc., (Cost - $218,787, acquired 4/17/20), 8.404% (1-Month USD-LIBOR + 3.250%) due 4/6/26(c)(j)	210,016
180,000	NR	DCert Buyer Inc., (Cost - $179,678, acquired 2/16/21), 12.264% (3-Month Term SOFR + 7.000%) due 2/19/29(c)(j)	166,404
320,100	NR	DCert Buyer Inc., (Cost - $314,786, acquired 4/17/20), 9.264% (3-Month Term SOFR + 4.000%) due 10/16/26(c)(j)	313,298
80,000	NR	Deerfield Dakota Holding LLC, (Cost - $79,279, acquired 3/5/20), 11.909% (3-Month USD-LIBOR + 6.750%) due 4/7/28(c)(j)	74,050
262,575	NR	Equinox Holdings Inc., (Cost - $260,946, acquired 6/9/20), 14.159% (3-Month USD-LIBOR + 9.000%) due 3/8/24(c)(j)	236,317
58,293	NR	EyeCare Partners LLC, (Cost - $58,261, acquired 2/5/20), 8.904% (1-Month USD-LIBOR + 3.750%) due 2/18/27(c)(j)	45,615
47,055	NR	Global Tel Link Corporation, (Cost - $46,262, acquired 8/16/19), 9.503% (1-Month Term SOFR + 4.250%) due 11/29/25(c)(j)	42,155
234,627	NR	Great Outdoors Group LLC, (Cost - $234,627, acquired 11/24/21), 8.904% (1-Month USD-LIBOR + 3.750%) due 3/6/28(c)(j)	228,351
272,000	NR	Mileage Plus Holdings LLC , (Cost - $268,824, acquired 6/25/20), 10.213% (3-Month USD-LIBOR + 5.250%) due 6/21/27(c)(j)	282,072
18,209	NR	MRI Software LLC, (Cost - $17,782, acquired 3/20/23), 10.655% (3-Month USD-LIBOR + 5.500%) due 2/10/26(c)(j)	17,754
31,663	NR	MRI Software LLC, (Cost - $30,919, acquired 3/20/23), 10.659% (3-Month USD-LIBOR + 5.500%) due 2/10/26(c)(j)	30,871
149,798	NR	Peraton Corp., (Cost - $149,292, acquired 2/23/21), 9.003% (1-Month Term SOFR + 3.750%) due 2/1/28(c)(j)	142,897
194,675	NR	R.R. Donnelley & Sons Co., (Cost - $189,025, acquired 3/23/23), 14.500% (3-Month PRIME + 6.250%) due 3/17/28(c)(j)	194,432
245,000	NR	RealTruck Group Inc., (Cost - $245,000, acquired 1/20/21), 9.018% (1-Month Term SOFR + 3.750%) due 1/31/28(c)(j)	224,176
176,310	NR	Redstone HoldCo 2 LP, (Cost - $175,077, acquired 4/16/21), 10.005% (3-Month USD-LIBOR + 4.750%) due 4/27/28(c)(j)	151,060
243,038	NR	Sedgwick Claims Management Services Inc. , (Cost - $224,632, acquired 2/24/23), 8.903% (1-Month Term SOFR + 3.750%) due 2/24/28(c)(j)	236,753
69,958	NR	Spencer Spirit IH LLC, (Cost - $69,349, acquired 6/14/19), 11.160% (1-Month USD-LIBOR + 6.000%) due 6/19/26(c)(j)	69,271
302,184	NR	U.S. Renal Care Inc., (Cost - $301,897, acquired 1/7/21), 10.188% (1-Month USD-LIBOR + 5.000%) due 6/26/26(c)(j)	164,075
311,180	NR	Verscend Holding Corp., (Cost - $305,051, acquired 4/8/20), 9.154% (1-Month USD-LIBOR + 4.000%) due 8/27/25(c)(j)	310,953

		TOTAL SENIOR LOANS (Cost - $4,012,136)	3,726,038

Shares/Units
COMMON STOCKS - 0.3%
ENERGY - 0.3%
Oil & Gas - 0.3%
18,672		Berry Corp.	117,634
1,156		Chord Energy Corp.	165,354

		TOTAL COMMON STOCKS (Cost - $148,347)	282,988

CONVERTIBLE PREFERRED STOCK - 0.2%
ENERGY - 0.2%
Pipelines - 0.2%
6,549		MPLX LP, (Cost - $212,843, acquired 12/16/20), step bond to yield, 9.538%(d)(f)(j) (Cost - $212,842)	220,883

Schedules of Investments

(unaudited) (continued)

High Yield Fund

Face Amount/Units†	Rating††	Security	Value
SOVEREIGN BONDS - 0.0%@
Argentina - 0.0%@
		Argentine Republic Government International Bonds:
$ 9,647	CCC-	1.000% due 7/9/29	$2,483
51,375	CCC-	step bond to yield, 0.500% due 7/9/30	13,614
54,124	CCC-	step bond to yield, 1.500% due 7/9/35	12,701
20,000	CCC-	Provincia de Buenos Aires/Government Bonds, step bond to yield, 5.250% due 9/1/37(a)	6,423

		TOTAL SOVEREIGN BONDS (Cost - $75,567)	35,221

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $122,008,946)	109,626,091

SHORT-TERM INVESTMENTS - 3.8%
TIME DEPOSITS - 3.8%
3,975,409		Barclays Bank PLC - London, 4.430% due 6/1/23	3,975,409
410,682		Citibank - New York, 4.430% due 6/1/23	410,682
101		JPMorgan Chase & Co. - New York, 4.430% due 6/1/23	101

		TOTAL SHORT-TERM INVESTMENTS (Cost - $4,386,192)	4,386,192

		TOTAL INVESTMENTS - 99.7% (Cost - $126,395,138)	114,012,283

		Other Assets in Excess of Liabilities - 0.3%	327,044

		TOTAL NET ASSETS - 100.0%	$114,339,327

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
*	Non-income producing security.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $86,548,880 and represents 75.7% of net assets.

(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(d)	Security is perpetual in nature and has no stated maturity date.
(e)	Rating by Fitch Ratings Service.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	Illiquid security.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is currently in default.
(j)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2023, amounts to $3,946,921 and represents 3.5% of net assets.

At May 31, 2023, for High Yield Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
High Yield Fund	$ 126,395,138	$ 1,515,521	$ (13,898,376)	$ (12,382,855)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	89.9%
Collateralized Mortgage Obligations	3.6
Senior Loans	3.3
Common Stocks	0.2
Convertible Preferred Stock	0.2
Sovereign Bonds	0.0 *
Short-Term Investments	3.8

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Currency Abbreviation used in this schedule:

USD	—	United States Dollar

See pages 274-276 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 23.3%
Argentina - 0.0%@
360,000	ARS	Argentine Bonos del Tesoro, 15.500% due 10/17/26(a)	$295
460,000	ARS	Provincia de Buenos Aires, 88.070% (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days Index + 3.750%) due 4/12/25(a)(b)(c)	1,868

		Total Argentina	2,163

Australia - 0.3%
		Australia Government Bonds:
100,000	AUD	2.500% due 5/21/30	61,070
200,000	AUD	1.000% due 11/21/31	105,762
100,000	AUD	1.250% due 5/21/32	53,430
500,000	AUD	4.500% due 4/21/33	349,190
50,000	AUD	1.750% due 6/21/51	19,809

		Total Australia	589,261

Canada - 0.4%
1,460,000	CAD	Canadian Government Bonds, 1.750% due 12/1/53	781,316

France - 2.8%
		French Republic Government Bonds OAT:
900,000	EUR	3.250% due 5/25/45	960,921
3,300,000	EUR	2.000% due 5/25/48(b)	2,771,523
1,650,000	EUR	0.750% due 5/25/52	945,320
500,000	EUR	0.500% due 5/25/72(b)	205,066

		Total France	4,882,830

Hungary - 0.1%
$ 200,000		Hungary Government International Bonds, 6.250% due 9/22/32(b)	203,933

Israel - 0.2%
2,000,000	ILS	Israel Government Bonds - Fixed, 1.000% due 3/31/30	447,852

Italy - 0.3%
400,000	GBP	Republic of Italy Government International Bonds, 6.000% due 8/4/28	496,415

Japan - 10.5%
		Japan Government Thirty Year Bonds:
190,000,000	JPY	1.700% due 9/20/44	1,527,846
280,000,000	JPY	1.400% due 9/20/45	2,131,859
152,000,000	JPY	0.500% due 9/20/46	953,328
98,000,000	JPY	0.700% due 12/20/48	626,785
360,000,000	JPY	0.500% due 3/20/49	2,181,340
125,000,000	JPY	0.700% due 6/20/51	778,584
190,000,000	JPY	0.700% due 12/20/51	1,179,906
		Japan Government Twenty Year Bonds:
181,000,000	JPY	1.200% due 9/20/35	1,389,622
190,000,000	JPY	1.000% due 12/20/35	1,425,190
20,000,000	JPY	0.400% due 3/20/36	139,282
		Japan Government Two Year Bonds:
160,000,000	JPY	0.005% due 3/1/24	1,149,632
180,000,000	JPY	0.005% due 4/1/24	1,293,496
80,000,000	JPY	0.005% due 5/1/24	574,907
270,000,000	JPY	0.005% due 10/1/24	1,940,544
155,323,140	JPY	Japanese Government CPI Linked Bonds, 0.100% due 3/10/28	1,173,354

		Total Japan	18,465,675

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 23.3% - (continued)
Malaysia - 0.6%
		Malaysia Government Bonds:
4,144,000	MYR	3.885% due 8/15/29	$905,016
506,000	MYR	2.632% due 4/15/31	101,062
704,000	MYR	Malaysia Government Investment Issues, 3.465% due 10/15/30	148,793

		Total Malaysia	1,154,871

Peru - 0.3%
		Peruvian Government International Bonds:
1,300,000	PEN	6.350% due 8/12/28	352,077
400,000	PEN	5.940% due 2/12/29(b)	105,361

		Total Peru	457,438

Poland - 0.3%
		Poland Government International Bonds:
200,000	EUR	3.875% due 2/14/33	211,716
$ 100,000		4.875% due 10/4/33	99,891
100,000	EUR	4.250% due 2/14/43	103,531
100,000		5.500% due 4/4/53	100,800

		Total Poland	515,938

Romania - 0.6%
		Romanian Government International Bonds:
600,000	EUR	6.625% due 9/27/29	658,849
200,000	EUR	1.750% due 7/13/30(b)	160,857
100,000	EUR	2.000% due 4/14/33(b)	74,162
50,000	EUR	2.750% due 4/14/41(b)	31,834
200,000	EUR	2.875% due 4/13/42(b)	127,401

		Total Romania	1,053,103

Saudi Arabia - 0.6%
		Saudi Government International Bonds:
400,000		4.750% due 1/18/28(b)	403,152
700,000		4.875% due 7/18/33(b)	707,024

		Total Saudi Arabia	1,110,176

Serbia - 0.1%
		Serbia International Bonds:
100,000	EUR	1.000% due 9/23/28(b)	80,432
100,000	EUR	1.650% due 3/3/33(b)	68,691

		Total Serbia	149,123

Spain - 3.9%
100,000	EUR	Autonomous Community of Catalonia, 4.220% due 4/26/35	106,488
		Spain Government Bonds:
400,000	EUR	1.450% due 10/31/27(b)	401,349
1,500,000	EUR	1.400% due 7/30/28(b)	1,483,861
450,000	EUR	1.450% due 4/30/29(b)	441,452
400,000	EUR	0.700% due 4/30/32(b)	345,330
2,100,000	EUR	2.550% due 10/31/32(b)	2,115,749
400,000	EUR	1.850% due 7/30/35(b)	359,077
500,000	EUR	1.900% due 10/31/52(b)	345,245
850,000	EUR	3.450% due 7/30/66(b)	806,194
800,000	EUR	1.450% due 10/31/71(b)	402,460

		Total Spain	6,807,205

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
SOVEREIGN BONDS - 23.3% - (continued)
United Kingdom - 2.3%
		United Kingdom Gilts:
1,350,000	GBP	3.250% due 1/22/44	$1,395,802
700,000	GBP	3.500% due 1/22/45	748,833
500,000	GBP	1.750% due 1/22/49	364,051
1,400,000	GBP	0.625% due 10/22/50	694,704
1,300,000	GBP	1.250% due 7/31/51	789,439

		Total United Kingdom	3,992,829

		TOTAL SOVEREIGN BONDS (Cost - $52,393,544)	41,110,128

COLLATERALIZED MORTGAGE OBLIGATIONS - 19.0%
$ 314,395		ACAS CLO Ltd., Series 2015-1A, Class AR3, 6.152% (3-Month USD-LIBOR + 0.890%) due 10/18/28(b)(c)	309,986
354,919		ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE5, Class M4, 6.038% (1-Month USD-LIBOR + 0.900%) due 8/25/35(c)	340,526
240,744	GBP	ALBA PLC, Series 2007-1, Class A3, 4.540% (Sterling Overnight Index Average + 0.289%) due 3/17/39(c)	285,978
388,627		AMMC CLO 21 Ltd., Series 2017-21A, Class A, 6.549% (3-Month USD-LIBOR + 1.250%) due 11/2/30(b)(c)	385,182
400,000		Apidos CLO XXIV, Series 2016-24A, Class A1AL, 6.200% (3-Month USD-LIBOR + 0.950%) due 10/20/30(b)(c)	395,200
395,149		Apidos CLO XXVI, Series 2017-26A, Class A1AR, 6.162% (3-Month USD-LIBOR + 0.900%) due 7/18/29(b)(c)	391,389
400,000		Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, 6.322% (30-Day Average SOFR + 1.450%) due 1/15/37(b)(c)	393,947
400,000		ARES L CLO Ltd., Series 2018-50A, Class AR, 6.310% (3-Month USD-LIBOR + 1.050%) due 1/15/32(b)(c)	394,141
388,483		Argent Mortgage Loan Trust, Series 2005-W1, Class A1, 5.618% (1-Month USD-LIBOR + 0.480%) due 5/25/35(c)	349,449
188,760	GBP	Avon Finance No 2 PLC, Series 2A, Class A, 5.162% (Sterling Overnight Index Average + 0.900%) due 9/20/48(b)(c)	234,685
6,183		Banc of America Funding Trust, Series 2006-A, Class 1A1, 4.159% due 2/20/36(c)	5,804
152,846		Bayview Financial Asset Trust, Series 2007-SR1A, Class A, 5.588% (1-Month USD-LIBOR + 0.450%) due 3/25/37(b)(c)	152,665
400,000		BDS Ltd., Series 2021-FL10, Class A, 6.461% (1-Month USD-LIBOR + 1.350%) due 12/16/36(b)(c)	391,473
		Bear Stearns Adjustable Rate Mortgage Trust:
1,862		Series 2003-5, Class 1A2, 4.097% due 8/25/33(c)	1,774
2,264		Series 2003-7, Class 6A, 4.330% due 10/25/33(c)	2,132
7,935		Series 2004-2, Class 22A, 4.657% due 5/25/34(c)	7,362
2,765		Series 2004-2, Class 23A, 4.097% due 5/25/34(c)	2,397
39,639		Bear Stearns Structured Products Inc. Trust, Series 2007-R6, Class 1A1, 4.072% due 1/26/36(c)	32,492
400,000		BIG Commercial Mortgage Trust, Series 2022-BIG, Class A, 6.401% (1-Month Term SOFR + 1.342%) due 2/15/39(b)(c)	388,791
195,998	EUR	BlueMountain Fuji Euro CLO II DAC, Series 2017-2A, Class AR, 3.827% (3-Month EURIBOR + 0.650%) due 7/15/30(b)(c)	205,706
300,000	EUR	BNPP AM Euro CLO DAC, Series 2019-1A, Class AR, 4.031% (3-Month EURIBOR + 0.820%) due 7/22/32(b)(c)	312,347
213,036	EUR	Cairn CLO VII DAC, Series 2016-7A, Class A1R, 3.912% (3-Month EURIBOR + 0.670%) due 1/31/30(b)(c)	223,616
250,000	EUR	Cairn CLO VIII BV, Series 2018-10A, Class AR, 3.957% (3-Month EURIBOR + 0.780%) due 10/15/31(b)(c)	261,052
400,000		CARLYLE US CLO Ltd., Series 2017-1A, Class A1R, 6.250% (3-Month USD-LIBOR + 1.000%) due 4/20/31(b)(c)	395,189
		CIFC Funding Ltd.:
380,803		Series 2017-4A, Class A1R, 6.223% (3-Month USD-LIBOR + 0.950%) due 10/24/30(b)(c)	376,747
400,000		Series 2018-1A, Class A, 6.262% (3-Month USD-LIBOR + 1.000%) due 4/18/31(b)(c)	395,554
		Countrywide Alternative Loan Trust:
3,598		Series 2005-21CB, Class A3, 5.250% due 6/25/35	2,816
17,531		Series 2007-16CB, Class 5A1, 6.250% due 8/25/37	9,523
33,114		Series 2007-11T1, Class A12, 5.488% (1-Month USD-LIBOR + 0.350%) due 5/25/37(c)	10,806
25,675		Series 2007-7T2, Class A9, 6.000% due 4/25/37	12,318
		Countrywide Asset-Backed Certificates:
288,095		Series 2007-9, Class 2A4, 5.388% (1-Month USD-LIBOR + 0.250%) due 2/25/36(c)	269,110
44,023		Series 2007-12, Class 1A1, 5.878% (1-Month USD-LIBOR + 0.740%) due 8/25/47(c)	42,000
322,521		Series 2007-13, Class 1A, 5.978% (1-Month USD-LIBOR + 0.840%) due 10/25/47(c)	308,418

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.0% - (continued)
$ 29,803		Series 2007-SEA2, Class 1A1, 7.138% (1-Month USD-LIBOR + 2.000%) due 8/25/47(b)(c)	$29,638
		Countrywide Home Loan Mortgage Pass-Through Trust:
42,234		Series 2005-2, Class 1A1, 5.778% (1-Month USD-LIBOR + 0.640%) due 3/25/35(c)	35,033
2,903		Series 2005-3, Class 2A1, 5.718% (1-Month USD-LIBOR + 0.580%) due 4/25/35(c)	2,661
43,938		Series 2005-9, Class 1A3, 5.598% (1-Month USD-LIBOR + 0.460%) due 5/25/35(c)	37,097
12,544		Series 2005-11, Class 3A1, 3.489% due 4/25/35(c)	9,985
7,740		Series 2005-HYB9, Class 3A2A, 5.910% (1-Year USD-LIBOR + 1.750%) due 2/20/36(c)	6,492
500,166		Series 2007-4, Class 1A47, 6.000% due 5/25/37	242,184
92,284		Series 2007-19, Class 2A1, 6.500% due 11/25/47	50,146
		Credit Suisse Commercial Mortgage Capital Trust:
34,359		Series 2007-5R, Class A5, 6.500% due 7/26/36	8,911
82,934		Series 2021-INV1, Class A3, 2.500% due 7/25/56(b)(c)	67,810
130,037		CSAB Mortgage-Backed Trust, Series 2006-4, Class A6A, step bond to yield, 6.184% due 12/25/36	26,149
300,000	EUR	CVC Cordatus Loan Fund XI DAC, Series 11A, Class AR, 3.827% (3-Month EURIBOR + 0.650%) due 10/15/31(b)(c)	314,205
410,050		Deutsche Alternative-A Securities Mortgage Loan Trust, Series 2007-3, Class 2A1, 5.888% (1-Month USD-LIBOR + 0.750%) due 10/25/47(c)	333,646
300,000	EUR	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 3.837% (3-Month EURIBOR + 0.660%) due 4/15/33(b)(c)	312,692
400,000		Dryden 55 CLO Ltd., Series 2018-55A, Class A1, 6.280% (3-Month USD-LIBOR + 1.020%) due 4/15/31(b)(c)	396,278
247,380		Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 6.240% (3-Month USD-LIBOR + 0.980%) due 4/15/28(b)(c)	245,661
385,440		Elevation CLO Ltd., Series 2017-8A, Class A1R2, 6.205% (3-Month USD-LIBOR + 0.950%) due 10/25/30(b)(c)	379,527
355,499		Ellington Loan Acquisition Trust, Series 2007-2, Class A1, 6.188% (1-Month USD-LIBOR + 1.050%) due 5/25/37(b)(c)	334,795
84,980	GBP	Eurohome UK Mortgages PLC, Series 2007-1, Class A, 4.410% (3-Month GBP-LIBOR + 0.150%) due 6/15/44(c)	102,951
252,050	GBP	Eurosail-UK PLC, Series 2007-4X, Class A3, 5.293% (Sterling Overnight Index Average + 1.069%) due 6/13/45(c)	310,755
389,508		Extended Stay America Trust, Series 2021-ESH, Class A, 6.188% (1-Month USD-LIBOR + 1.080%) due 7/15/38(b)(c)	381,699
		Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
9,539		Series 2391, Class FJ, 5.607% (1-Month USD-LIBOR + 0.500%) due 4/15/28(c)	9,532
22,225		Series 2614, Class SJ, 5.617% (19.663% - 2.750% x 1-Month USD-LIBOR) due 5/15/33(d)	22,005
80,093		Series 4579, Class FD, 4.146% (1-Month USD-LIBOR + 0.350%) due 1/15/38(c)	77,787
80,093		Series 4579, Class SD, zero coupon due 1/15/38(c)(e)	3,454
		Federal Home Loan Mortgage Corp. (FHLMC), Structured Pass-Through Certificates:
12,349		Series T-35, Class A, 5.418% (1-Month USD-LIBOR + 0.280%) due 9/25/31(c)	12,290
18,328		Series T-62, Class 1A1, 4.943% (1-Year Treasury Average Rate + 1.200%) due 10/25/44(c)	16,923
3,969		Federal National Mortgage Association (FNMA), Grantor Trust, Series 2004-T3, Class 1A1, 6.000% due 2/25/44	3,986
		Federal National Mortgage Association (FNMA), REMICS:
4,004		Series 2003-34, Class A1, 6.000% due 4/25/43	4,065
4,837		Series 2006-48, Class TF, 5.538% (1-Month USD-LIBOR + 0.400%) due 6/25/36(c)	4,765
51,096		Series 2009-104, Class FA, 5.938% (1-Month USD-LIBOR + 0.800%) due 12/25/39(c)	51,066
25,576		Federal National Mortgage Association (FNMA), REMIC Trust, Series 2004-W12, Class 1A1, 6.000% due 7/25/44	25,796
3,688		First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 5.858% (1-Month USD-LIBOR + 0.720%) due 10/25/35(c)	3,689
400,000		FORT CRE Issuer LLC, Series 2022-FL3, Class A, 6.790% (30-Day Average SOFR + 1.850%) due 2/23/39(b)(c)	386,162
389,657		Galaxy XV CLO Ltd., Series 2013-15A, Class ARR, 6.230% (3-Month USD-LIBOR + 0.970%) due 10/15/30(b)(c)	385,767
500,000		Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.350% (3-Month USD-LIBOR + 1.090%) due 7/15/31(b)(c)	493,885
11,132		GMACM Mortgage Loan Trust, Series 2005-AR6, Class 3A1, 3.621% due 11/19/35(c)	9,696
		Government National Mortgage Association (GNMA):
248,644		Series 2016-H15, Class FA, 4.892% (1-Month USD-LIBOR + 0.800%) due 7/20/66(c)	247,263
4,795		Series 2017-121, Class PE, 3.000% due 7/20/46	4,568
835,106		GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A4, 2.500% due 9/25/52(b)(c)	680,733
		GS Mortgage-Backed Securities Trust:
170,554		Series 2021-GR2, Class A2, 2.500% due 2/25/52(b)(c)	139,027
87,275		Series 2021-GR3, Class A2, 2.500% due 4/25/52(b)(c)	70,884

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.0% - (continued)
$ 353,641		Series 2021-HP1, Class A2, 2.500% due 1/25/52(b)(c)	$287,828
86,151		Series 2021-INV1, Class A2, 2.500% due 12/25/51(b)(c)	70,118
270,859		Series 2022-MM1, Class A2, 2.500% due 7/25/52(b)(c)	219,427
		GSR Mortgage Loan Trust:
2,104		Series 2003-1, Class A2, 6.780% (1-Year CMT Index + 1.750%) due 3/25/33(c)	2,067
40,134		Series 2005-AR7, Class 2A1, 4.481% due 11/25/35(c)	39,791
400,000		HalseyPoint CLO 3 Ltd., Series 2020-3A, Class A1A, 6.749% (3-Month USD-LIBOR + 1.450%) due 11/30/32(b)(c)	395,357
		Harborview Mortgage Loan Trust:
9,960		Series 2005-2, Class 2A1A, 5.572% (1-Month USD-LIBOR + 0.440%) due 5/19/35(c)	9,106
16,594		Series 2005-3, Class 2A1A, 5.612% (1-Month USD-LIBOR + 0.480%) due 6/19/35(c)	15,831
47,048		Series 2006-SB1, Class A1A, 4.593% (1-Year Treasury Average Rate + 0.850%) due 12/19/36(c)	40,044
63,939		Series 2007-1, Class 2A1A, 5.392% (1-Month USD-LIBOR + 0.260%) due 3/19/37(c)	57,065
285,205	EUR	Harvest CLO XI DAC, Series 2011-A, Class ARR, 3.640% (3-Month EURIBOR + 0.650%) due 6/26/30(b)(c)	298,318
		JP Morgan Mortgage Trust:
2,077		Series 2003-A2, Class 3A1, 3.866% due 11/25/33(c)	1,941
464		Series 2005-A1, Class 6T1, 3.751% due 2/25/35(c)	427
347,725		Series 2021-10, Class A3, 2.500% due 12/25/51(b)(c)	283,013
1,028,023		Series 2021-INV4, Class A2, 3.000% due 1/25/52(b)(c)	869,949
342,398		Series 2021-INV5, Class A2, 3.000% due 12/25/51(b)(c)	290,176
873,263		Series 2021-INV8, Class A2, 3.000% due 5/25/52(b)(c)	741,558
632,220		Series 2022-INV1, Class A3, 3.000% due 3/25/52(b)(c)	535,007
846,659		Series 2022-LTV2, Class A3, 3.500% due 9/25/52(b)(c)	740,686
259,409		LCM XIII LP, Series 13A, Class AR3, 6.135% (3-Month USD-LIBOR + 0.870%) due 7/19/27(b)(c)	257,392
338,246	GBP	Ludgate Funding PLC, Series 2007-1, Class A2A, 4.590% (3-Month GBP-LIBOR + 0.160%) due 1/1/61(c)	398,751
272,789		Madison Park Funding XLI Ltd., Series 12A, Class AR, 6.103% (3-Month USD-LIBOR + 0.830%) due 4/22/27(b)(c)	271,154
300,000		Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.130% due 9/10/39(b)	259,934
213,198		Marble Point CLO X Ltd., Series 2017-1A, Class AR, 6.300% (3-Month USD-LIBOR + 1.040%) due 10/15/30(b)(c)	210,162
2,334		Merrill Lynch Mortgage Investors Trust, Series 2003-A2, Class 1A1, 4.019% due 2/25/33(c)	2,169
77,820		MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.031% (1-Month Term SOFR + 0.964%) due 7/15/36(b)(c)	76,411
164,171		MFA Trust, Series 2020-NQM2, Class A1, 1.381% due 4/25/65(b)(c)	148,694
		New Residential Mortgage Loan Trust:
189,979		Series 2019-RPL3, Class A1, 2.750% due 7/25/59(b)(c)	177,377
195,097		Series 2020-RPL1, Class A1, 2.750% due 11/25/59(b)(c)	182,839
435,343	GBP	Newgate Funding PLC, Series 2007-1X, Class A3, 4.494% (3-Month GBP-LIBOR + 0.160%) due 12/1/50(c)	507,702
400,000		NovaStar Mortgage Funding Trust, Series 2006-1, Class A2D, 5.678% (1-Month USD-LIBOR + 0.540%) due 5/25/36(c)	372,529
400,000		NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 6.269% (1-Month Term SOFR + 1.209%) due 11/15/38(b)(c)	365,129
300,000		One New York Plaza Trust, Series 2020-1NYP, Class A, 6.057% (1-Month USD-LIBOR + 0.950%) due 1/15/36(b)(c)	284,826
58,764		Option One Mortgage Loan Trust, Series 2007-CP1, Class 1A1, 5.278% (1-Month USD-LIBOR + 0.140%) due 3/25/37(c)	52,721
500,000		OZLM IX Ltd., Series 2014-9A, Class A1A3, 6.350% (3-Month USD-LIBOR + 1.100%) due 10/20/31(b)(c)	491,417
304,962		PRET LLC, Series 2021-RN3, Class A1, step bond to yield, 1.843% due 9/25/51(b)	279,796
		RALI Trust:
79,005		Series 2006-QS6, Class 1A1, 6.000% due 6/25/36	63,957
41,076		Series 2007-QO2, Class A1, 5.170% (1-Month USD-LIBOR + 0.150%) due 2/25/47(c)	15,298
		Residential Asset Securitization Trust:
13,410		Series 2005-A15, Class 5A1, 5.750% due 2/25/36	5,631
37,139		Series 2006-R1, Class A2, 5.538% (1-Month USD-LIBOR + 0.400%) due 1/25/46(c)	11,419
124,380	GBP	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 5.512% (Sterling Overnight Index Average + 1.250%) due 6/20/70(b)(c)	155,104
162,562	GBP	ResLoC UK PLC, Series 2007-1X, Class A3B, 4.514% (Sterling Overnight Index Average + 0.279%) due 12/15/43(c)	193,001
917,917	GBP	Ripon Mortgages PLC, Series 1RA, Class A, 5.152% (Sterling Overnight Index Average + 0.700%) due 8/28/56(b)(c)	1,135,899

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.0% - (continued)
		RMAC Securities No 1 PLC:
313,423	GBP	Series 2006-NS3X, Class A2A, 4.490% (Sterling Overnight Index Average + 0.269%) due 6/12/44(c)	$373,048
161,890	GBP	Series 2006-NS1X, Class A2A, 4.490% (Sterling Overnight Index Average + 0.269%) due 6/12/44(c)	193,425
$ 300,000		Sculptor CLO XXV Ltd., Series 25A, Class A1, 6.530% (3-Month USD-LIBOR + 1.270%) due 1/15/31(b)(c)	295,075
336,484	EUR	Shamrock Residential DAC, Series 2022-1, Class A, 3.985% (1-Month EURIBOR + 0.850%) due 1/24/61(c)	356,741
900,000		Signal Peak CLO 5 Ltd., Series 2018-5A, Class A, 6.365% (3-Month USD-LIBOR + 1.110%) due 4/25/31(b)(c)	892,696
33,100		Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 6.263% (3-Month USD-LIBOR + 0.990%) due 1/23/29(b)(c)	33,021
384,964		Sound Point CLO XVII, Series 2017-3A, Class A1R, 6.230% (3-Month USD-LIBOR + 0.980%) due 10/20/30(b)(c)	379,420
1,029,735		Soundview Home Loan Trust, Series 2006-3, Class A4, 5.638% (1-Month USD-LIBOR + 0.500%) due 11/25/36(c)	954,694
325,424	GBP	Stratton Mortgage Funding, Series 2021-2A, Class A, 5.274% (Sterling Overnight Index Average + 0.900%) due 7/20/60(b)(c)	404,539
		Structured Adjustable Rate Mortgage Loan Trust:
2,405		Series 2004-1, Class 4A1, 5.162% due 2/25/34(c)	2,251
4,448		Series 2004-4, Class 3A2, 5.725% due 4/25/34(c)	4,379
22,682		Series 2004-19, Class 2A1, 5.143% (1-Year Treasury Average Rate + 1.400%) due 1/25/35(c)	19,190
		Structured Asset Mortgage Investments II Trust:
22,578		Series 2005-AR2, Class 2A1, 5.598% (1-Month USD-LIBOR + 0.460%) due 5/25/45(c)	20,444
24,180		Series 2005-AR8, Class A1A, 5.698% (1-Month USD-LIBOR + 0.560%) due 2/25/36(c)	20,370
17,226		Series 2006-AR5, Class 1A1, 5.558% (1-Month USD-LIBOR + 0.420%) due 5/25/36(c)	11,452
100,487		Series 2007-AR4, Class A3, 5.358% (1-Month USD-LIBOR + 0.220%) due 9/25/47(c)	83,709
57,782		Series 2007-AR6, Class A1, 5.243% (1-Year Treasury Average Rate + 1.500%) due 8/25/47(c)	52,054
46,074		Structured Asset Securities Corp., Series 2006-RF1, Class 1A, 5.418% (1-Month USD-LIBOR + 0.280%) due 1/25/36(b)(c)	36,780
378,171		TCI-Symphony CLO Ltd., Series 2017-1A, Class AR, 6.190% (3-Month USD-LIBOR + 0.930%) due 7/15/30(b)(c)	373,310
400,000		THL Credit Wind River CLO Ltd., Series 2019-3A, Class AR, 6.340% (3-Month USD-LIBOR + 1.080%) due 4/15/31(b)(c)	392,506
352,596	GBP	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 5.724% (Sterling Overnight Index Average + 1.350%) due 7/20/45(b)(c)	438,356
213,360	GBP	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 5.802% (Sterling Overnight Index Average + 1.350%) due 5/20/45(c)	264,492
		Towd Point Mortgage Trust:
603,598		Series 2019-4, Class A1, 2.900% due 10/25/59(b)(c)	562,896
156,742		Series 2020-1, Class A1, 2.710% due 1/25/60(b)(c)	146,412
127,444	GBP	Trinity Square PLC, Series 2021-1A, Class A, 5.216% (Sterling Overnight Index Average + 0.850%) due 7/15/59(b)(c)	158,341
62,090		US Capital Funding II Ltd./US Capital Funding II Corp., Series , Class , 6.049% (3-Month USD-LIBOR + 0.750%) due 8/1/34(b)(c)	61,158
		UWM Mortgage Trust:
447,078		Series 2021-INV3, Class A3, 2.500% due 11/25/51(b)(c)	363,320
271,091		Series 2021-INV4, Class A3, 2.500% due 12/25/51(b)(c)	220,303
91,189		Series 2021-INV5, Class A12, 3.000% due 1/25/52(b)(c)	77,168
400,000		Venture 38 CLO Ltd., Series 2019-38A, Class A1R, 6.459% (3-Month USD-LIBOR + 1.160%) due 7/30/32(b)(c)	390,779
48,539		Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.140% (3-Month USD-LIBOR + 0.880%) due 4/15/27(b)(c)	48,315
117,790		Vibrant CLO VI Ltd., Series 2017-6A, Class AR, 5.913% (3-Month USD-LIBOR + 0.950%) due 6/20/29(b)(c)	116,699
250,890		Vibrant CLO VII Ltd., Series 2017-7A, Class A1R, 6.290% (3-Month USD-LIBOR + 1.040%) due 9/15/30(b)(c)	248,582
330,765		Voya CLO Ltd., Series 2017-1A, Class A1R, 6.210% (3-Month USD-LIBOR + 0.950%) due 4/17/30(b)(c)	326,973
		WaMu Mortgage Pass-Through Certificates Trust:
4,239		Series 2002-AR9, Class 1A, 5.143% (1-Year Treasury Average Rate + 1.400%) due 8/25/42(c)	3,997
1,198		Series 2003-AR5, Class A7, 4.831% due 6/25/33(c)	1,190
45,427		Series 2003-AR9, Class 2A, 4.164% due 9/25/33(c)	41,272
110,465		Series 2004-AR1, Class A, 4.280% due 3/25/34(c)	108,469
14,542		Series 2005-AR13, Class A1A1, 5.718% (1-Month USD-LIBOR + 0.580%) due 10/25/45(c)	13,721
21,603		Series 2006-AR10, Class 2A1, 3.595% due 9/25/36(c)	18,707
34,952		Series 2006-AR13, Class 2A, 5.243% (1-Year Treasury Average Rate + 1.500%) due 10/25/46(c)	31,596
15,644		Washington Mutual Mortgage Pass-Through Certificates WMALT Trust, Series 2006-AR5, Class 3A, 4.683% (1-Year Treasury Average Rate + 0.940%) due 7/25/46(c)	9,801
42,743		Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2002-AR3, Class 1A7, 4.466% due 12/25/32(c)	41,793

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 19.0% - (continued)
$ 398,361		Wind River CLO Ltd., Series 2014-1A, Class ARR, 6.312% (3-Month USD-LIBOR + 1.050%) due 7/18/31(b)(c)	$392,954

		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $36,309,570)	33,375,652

MORTGAGE-BACKED SECURITIES - 18.2%
FHLMC - 2.3%
		Federal Home Loan Mortgage Corp. (FHLMC):
31,042		3.500% due 10/1/39	29,288
392,848		2.500% due 12/1/51	335,918
95,521		2.000% due 3/1/52	78,814
3,339,591		4.500% due 8/1/52 - 11/1/52	3,231,627
399,999		5.000% due 5/1/53	393,985

		Total FHLMC	4,069,632

FNMA - 15.9%
		Federal National Mortgage Association (FNMA):
344,484		3.500% due 10/1/34 - 6/1/50	322,992
14,127		4.416% (1-Year CMT Index + 2.360%) due 11/1/34(c)	14,424
1,629		6.500% due 8/1/37	1,632
1,200,000		6.500% due 7/1/53(f)	1,227,656
437,745		3.000% due 10/1/49 - 5/1/51	390,605
200,000		3.000% due 6/1/53(f)	177,346
96,199		4.000% due 6/1/50	91,669
5,850,000		4.000% due 7/1/53(f)	5,530,764
468,880		2.000% due 3/1/52	386,640
1,660,412		4.500% due 5/1/52 - 4/1/53	1,606,134
4,300,000		4.500% due 7/1/53(f)	4,159,326
1,086,448		6.000% due 4/1/53	1,101,141
5,200,000		5.000% due 7/1/53(f)	5,120,680
7,800,000		5.500% due 7/1/53(f)	7,790,859

		Total FNMA	27,921,868

GNMA - 0.0%@
1,491		Government National Mortgage Association II (GNMA), 6.000% due 9/20/38	1,491

		TOTAL MORTGAGE-BACKED SECURITIES (Cost - $32,197,194)	31,992,991

CORPORATE BONDS & NOTES - 10.0%
Belgium - 0.1%
200,000		KBC Group NV, Senior Unsecured Notes, 5.796% (1-Year CMT Index + 2.100%) due 1/19/29(b)(c)	201,834

Canada - 0.1%
100,000	EUR	Fairfax Financial Holdings Ltd., Senior Unsecured Notes, 2.750% due 3/29/28	96,590

Cayman Islands - 0.1%
200,000		Sands China Ltd., Senior Unsecured Notes, 5.900% due 8/8/28	189,139

Denmark - 4.7%
		Jyske Realkredit AS, Covered Notes:
12,900,000	DKK	1.000% due 10/1/23	1,840,046
11,700,000	DKK	1.000% due 1/1/24	1,654,768
2,400,000	DKK	1.000% due 4/1/24	337,705
5,980,424	DKK	1.000% due 10/1/50	612,318
481,128	DKK	1.500% due 10/1/53	52,558
		Nordea Kredit Realkreditaktieselskab, Covered Notes:
5,900,000	DKK	1.000% due 4/1/24	830,336

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 10.0% - (continued)
Denmark - 4.7% - (continued)
1	DKK	1.500% due 10/1/37	$—
9,769,256	DKK	1.000% due 10/1/50	958,420
1	DKK	1.500% due 10/1/50	—
192,340	DKK	1.500% due 10/1/53	20,993
		Nykredit Realkredit AS, Covered Notes:
10,560,595	DKK	1.000% due 10/1/50	1,055,709
1	DKK	1.500% due 10/1/50	—
4	DKK	1.000% due 10/1/53	—
3,173,996	DKK	1.500% due 10/1/53	326,587
		Realkredit Danmark AS, Covered Notes:
2,200,000	DKK	1.000% due 4/1/24	309,588
1,235,059	DKK	1.000% due 10/1/50	128,713
795,286	DKK	1.500% due 10/1/53	81,832

		Total Denmark	8,209,573

France - 0.4%
$ 200,000		BNP Paribas SA, Senior Unsecured Notes, 3.800% due 1/10/24(b)	197,121
		Societe Generale SA, Senior Unsecured Notes:
300,000		2.889% (1-Year CMT Index + 1.300%) due 6/9/32(b)(c)	236,389
400,000		3.337% (1-Year CMT Index + 1.600%) due 1/21/33(b)(c)	322,893

		Total France	756,403

Germany - 1.1%
		Deutsche Bank AG, Senior Unsecured Notes:
100,000	GBP	2.625% due 12/16/24	116,403
100,000	EUR	1.000% (1.600% - 3-Month EURIBOR) due 11/19/25(d)	100,961
350,000		3.961% (SOFR + 2.581%) due 11/26/25(c)	332,641
300,000	EUR	2.625% due 2/12/26	304,325
200,000	EUR	1.625% due 1/20/27	190,418
400,000		2.552% (SOFR + 1.318%) due 1/7/28(c)	348,227
200,000	EUR	1.750% (2.050% - 3-Month EURIBOR) due 11/19/30(d)	169,940
200,000		Deutsche Bank AG, (Cost - $200,406, acquired 1/21/21), Subordinated Notes, 3.729% (SOFR + 2.757%) due 1/14/32(c)(g)	150,009
300,000		IHO Verwaltungs GmbH, Senior Secured Notes, 6.000% (6.000% cash or 6.750% PIK) due 5/15/27(b)(h)	278,835

		Total Germany	1,991,759

Italy - 0.1%
		Banca Monte dei Paschi di Siena SpA:
100,000	EUR	Senior Unsecured Notes, 2.625% due 4/28/25	100,111
100,000	EUR	Covered Notes, 0.875% due 10/8/26	96,258

		Total Italy	196,369

Japan - 0.1%
200,000		Nomura Holdings Inc., Senior Unsecured Notes, 2.329% due 1/22/27	178,042

Luxembourg - 0.0%@
100,000	EUR	CPI Property Group SA, Senior Unsecured Notes, 1.500% due 1/27/31	56,888

Qatar - 0.1%
200,000		QatarEnergy, Senior Unsecured Notes, 2.250% due 7/12/31(b)	168,983

Supranational - 0.5%
		European Investment Bank, Senior Unsecured Notes:
500,000	AUD	0.500% due 6/21/23	324,522
800,000	AUD	0.500% due 8/10/23	516,695

		Total Supranational	841,217

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
CORPORATE BONDS & NOTES - 10.0% - (continued)
Switzerland - 1.0%
		Credit Suisse Group AG:
		Junior Subordinated Notes:
$ 200,000		6.250% (5-Year USD Swap Rate + 3.455%)(a)(b)(c)(i)(j)	$9,500
200,000		7.500% (5-Year USD Swap Rate + 4.598%)(a)(b)(c)(i)(j)	9,500
		Senior Unsecured Notes:
250,000		4.282% due 1/9/28(b)	229,235
250,000		3.869% (3-Month USD-LIBOR + 1.410%) due 1/12/29(b)(c)	223,906
350,000	EUR	7.750% (1-Year EURIBOR Ice Swap Rate + 4.950%) due 3/1/29(c)	415,109
300,000	GBP	2.125% (1-Year United Kingdom Government Bond Generic Bid Yield + 1.550%) due 11/15/29(c)	294,655
600,000		6.537% (SOFR + 3.920%) due 8/12/33(b)(c)	613,842

		Total Switzerland	1,795,747

United Kingdom - 0.9%
200,000		HSBC Holdings PLC, Senior Unsecured Notes, 4.041% (3-Month USD-LIBOR + 1.546%) due 3/13/28(c)	188,921
100,000	GBP	John Lewis PLC, Senior Unsecured Notes, 6.125% due 1/21/25	120,836
300,000		Nationwide Building Society, Senior Unsecured Notes, 2.972% (SOFR + 1.290%) due 2/16/28(b)(c)	272,083
500,000		NatWest Group PLC, Senior Unsecured Notes, 6.016% (1-Year CMT Index + 2.100%) due 3/2/34(c)	511,436
400,000		Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(c)	396,843

		Total United Kingdom	1,490,119

United States - 0.8%
		Broadcom Inc., Senior Unsecured Notes:
10,000		3.187% due 11/15/36(b)	7,485
108,000		4.926% due 5/15/37(b)	97,395
		Ford Motor Credit Co. LLC, Senior Unsecured Notes:
100,000	GBP	2.748% due 6/14/24	118,907
100,000	EUR	4.174% (3-Month EURIBOR + 0.700%) due 12/1/24(c)	105,093
200,000		5.125% due 6/16/25	194,074
150,000		GA Global Funding Trust, Secured Notes, 2.250% due 1/6/27(b)	134,007
100,000		Goldman Sachs Group Inc. (The), Senior Unsecured Notes, 3.615% (SOFR + 1.846%) due 3/15/28(c)	94,475
100,000		Hyatt Hotels Corp., Senior Unsecured Notes, 1.300% due 10/1/23	98,481
1,300,000		Lehman Brothers Holdings Inc., Senior Unsecured Notes, zero coupon due 5/25/49(a)	3,900
		Pacific Gas & Electric Co., 1st Mortgage Notes:
100,000		3.450% due 7/1/25	95,149
200,000		4.400% due 3/1/32	175,150
100,000		Principal Life Global Funding II, Secured Notes, 1.375% due 1/10/25(b)	93,711
200,000		Wells Fargo & Co., Senior Unsecured Notes, 3.908% (SOFR + 1.320%) due 4/25/26(c)	194,629

		Total United States	1,412,456

		TOTAL CORPORATE BONDS & NOTES (Cost - $20,818,261)	17,585,119

U.S. GOVERNMENT OBLIGATIONS - 5.1%
		U.S. Treasury Bonds:
200,000		1.375% due 11/15/40(k)	134,110
1,100,000		1.875% due 2/15/41(k)	801,195
		U.S. Treasury Inflation Indexed Notes:
1,401,785		0.250% due 1/15/25	1,350,283
1,285,394		0.125% due 4/15/25	1,231,105
1,223,660		0.500% due 1/15/28(l)	1,158,844
1,013,553		0.125% due 7/15/31	911,127
1,306,632		0.125% due 1/15/32	1,165,949
103,885		0.625% due 7/15/32	96,759

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
U.S. GOVERNMENT OBLIGATIONS - 5.1% - (continued)
$ 1,418,606		1.125% due 1/15/33	$1,376,562
		U.S. Treasury Notes:
600,000		2.875% due 4/30/25(m)	582,551
200,000		4.000% due 2/29/28	201,844

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $9,572,188)	9,010,329

ASSET-BACKED SECURITIES - 0.4%
Automobiles - 0.2%
400,000		Toyota Auto Loan Extended Notes Trust, Series 2019-1A, Class A, 2.560% due 11/25/31(b)	388,286

Student Loans - 0.2%
31,634		Massachusetts Educational Financing Authority, Series 2008-1, Class A1, 6.205% (3-Month USD-LIBOR + 0.950%) due 4/25/38(c)	31,942
329,878		SMB Private Education Loan Trust, Series 2022-B, Class A1B, 6.322% (30-Day Average SOFR + 1.450%) due 2/16/55(b)(c)	327,120

		Total Student Loans	359,062

		TOTAL ASSET-BACKED SECURITIES (Cost - $761,466)	747,348

MUNICIPAL BOND - 0.1%
United States - 0.1%
100,000		New Jersey Transportation Trust Fund Authority, Revenue Bonds, 4.131% due 6/15/42 (Cost - $116,695)	85,716

		TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $152,168,918)	133,907,283

SHORT-TERM INVESTMENTS - 34.5%
COMMERCIAL PAPERS - 1.3%
300,000		Amcor Flexibles North America Inc., 5.525% due 6/7/23(b)(n)	299,725
750,000		AT&T Inc., 6.032% due 3/19/24(b)(n)	715,325
300,000		Duke Energy Corp., 5.323% due 6/9/23(b)(n)	299,647
300,000		Enel Finance America LLC, 5.424% due 6/23/23(b)(n)	299,010
300,000		Mondelez International Inc., 5.383% due 6/26/23(b)(n)	298,885
300,000		VW Credit Inc., 5.373% due 6/13/23(b)(n)	299,465

		TOTAL COMMERCIAL PAPERS (Cost - $2,212,057)	2,212,057

REPURCHASE AGREEMENT - 9.8%
17,300,000		Citigroup Global Markets Inc. repurchase agreement dated repurchase agreement dated 5/31/23, 5.160% due 6/1/23, Proceeds at maturity - $17,302,480; (Fully collateralized by U.S. Treasury Notes, 0.250% due 9/30/25; Market Value - $17,655,358) (Cost - $17,300,000)	17,300,000

SOVEREIGN BONDS - 20.6%
Japan - 20.6%
		Japan Treasury Discount Bills:
80,000,000	JPY	(0.208)% due 6/19/23(n)	574,520
120,000,000	JPY	(0.253)% due 6/26/23(n)	861,890
1,090,000,000	JPY	(0.244)% due 7/3/23(n)	7,828,567
660,000,000	JPY	(0.197)% due 7/18/23(n)	4,739,702
1,010,000,000	JPY	(0.200)% due 7/24/23(n)	7,253,138
1,250,000,000	JPY	(0.197)% due 7/31/23(n)	8,976,566
100,000,000	JPY	(0.177)% due 8/7/23(n)	718,071
340,000,000	JPY	(0.188)% due 8/14/23(n)	2,441,518
310,000,000	JPY	(0.183)% due 8/21/23(n)	2,226,030
100,000,000	JPY	(0.199)% due 8/28/23(n)	718,100
		TOTAL SOVEREIGN BONDS (Cost - $37,917,416)	36,338,102

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Face Amount/Units†		Security	Value
TIME DEPOSITS - 2.8%
258,762	AUD	ANZ National Bank - London, 2.620% due 6/1/23	$168,260
$ 2,903,334		Barclays Bank PLC - London, 4.430% due 6/1/23	2,903,334
		BBH - Grand Cayman:
12,264	CHF	0.350% due 6/1/23	13,466
373,290	DKK	1.770% due 6/1/23	53,567
4,758	NOK	2.090% due 6/1/23	428
19,710	SEK	2.220% due 6/1/23	1,816
293,593	CAD	3.330% due 6/1/23	216,258
90,582	NZD	4.520% due 6/1/23	54,539
286,490	ZAR	BNP Paribas - Paris, 6.350% due 6/1/23	14,525
363,291	EUR	Citibank - London, 2.110% due 6/1/23	388,213
452	HKD	HSBC Bank - Hong Kong, 2.210% due 6/1/23	58
748,685		Royal Bank of Canada - Toronto, 4.430% due 6/1/23	748,685
145,692	GBP	Skandinaviska Enskilda Banken AB – Stockholm, 3.390% due 6/1/23	181,197
24,207,347	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.370)% due 6/1/23	173,747

		TOTAL TIME DEPOSITS (Cost - $4,918,093)	4,918,093

		TOTAL SHORT-TERM INVESTMENTS (Cost - $62,347,566)	60,768,252

		TOTAL INVESTMENTS IN SECURITIES (Cost - $214,516,484)	194,675,535

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $32,257)	136,797

		TOTAL INVESTMENTS - 110.6% (Cost - $214,548,741)	194,812,332

		Liabilities in Excess of Other Assets - (10.6)%	(18,630,711)

		TOTAL NET ASSETS - 100.0%	$176,181,621

†	Amount denominated in U.S. dollars, unless otherwise noted.
@	The amount is less than 0.05%.
(a)	Illiquid security.
(b)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $43,279,810 and represents 24.6% of net assets.

(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(d)	Inverse Floating Rate Security - interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2023.
(e)	Interest only security.
(f)	This security is traded on a TBA basis (see Note 1).
(g)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2023, amounts to $150,009 and represents 0.1% of net assets.
(h)	Payment in-kind security for which part of the income earned may be paid as additional principal.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(k)	All or a portion of this security is held at the broker as collateral for open OTC derivative instruments.
(l)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(m)	All or a portion of this security is held at the broker as collateral for open futures contracts.
(n)	Rate shown represents yield-to-maturity.

At May 31, 2023, for International Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
International Fixed Income Fund	$ 214,548,741	$ 11,687,039	$ (28,337,288)	$ (16,650,249)

Abbreviations used in this schedule:

CLO	—	Collateralized Loan Obligation
CMT	—	Constant Maturity Treasury Rate
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PAM	—	Paid at Maturity
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Sovereign Bonds	21.2%
Collateralized Mortgage Obligations	17.1%
Mortgage-Backed Securities	16.4%
Corporate Bonds & Notes	9.0
U.S. Government Obligations	4.6
Asset-Backed Securities	0.4
Municipal Bond	0.0 *
Purchased Options	0.1
Short-Term Investments	31.2%

Total Investments	100.0%

^	As a percentage of total investments.
*	Position represents less than 0.05%.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2023, International Fixed Income Fund held the following Options Contracts Purchased:

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
600,000	$ 32,976	OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.180%	$55,202

Option on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
200,000	194,000,000 EUR	French Republic Government Bonds OAT Futures, Put(a)	BNP	5/23/25	EUR 97.00	$81,595

		TOTAL OPTIONS CONTRACTS PURCHASED (Cost - $32,257)				$136,797

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2023, International Fixed Income Fund held the following Options Contracts Written:

Interest Rate Swaptions

Number of Contracts	Notional Amount†		Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,500,000	73,439	GBP	OTC 1-Year Swaption, 3-Month GBP-LIBOR, Call	JPM	12/16/24	0.820%	$897
400,000	$21,984		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	BOA	12/1/23	2.150%	230
600,000	32,976		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	4/8/24	2.790%	1,665
400,000	21,984		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	DUB	10/13/23	2.920%	265
400,000	21,984		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/20/23	2.150%	198
700,000	38,472		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/17/23	2.250%	376
300,000	16,488		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	12/7/23	2.250%	203
700,000	38,472		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/2/24	2.697%	1,739
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	4/8/24	2.721%	524
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/27/23	2.841%	149
400,000	21,984		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/10/23	2.910%	387
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/13/23	2.920%	132
300,000	16,488		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/25/23	2.973%	249
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/20/23	3.018%	164
100,000	5,496		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	11/3/23	3.088%	107
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.140%	191
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.190%	203
100,000	5,496		OTC 1-Year Swaption, 3-Month USD-LIBOR, Call	GSC	10/23/23	3.225%	105
5,400,000	296,784		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	1/11/24	2.310%	95,083
400,000	21,984		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	BOA	12/1/23	3.650%	3,322
600,000	32,976		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	4/8/24	2.790%	6,784
400,000	21,984		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	DUB	10/13/23	2.920%	6,233
700,000	38,472		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/2/24	2.697%	8,479
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	4/8/24	2.721%	2,360
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/27/23	2.841%	3,152
400,000	21,984		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/10/23	2.910%	5,874
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/13/23	2.920%	3,117
300,000	16,488		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/25/23	2.973%	4,436
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/20/23	3.018%	2,896
100,000	5,496		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/3/23	3.088%	1,341
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.140%	2,681
200,000	10,992		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.190%	2,596
100,000	5,496		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	10/23/23	3.225%	1,269
400,000	21,984		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/20/23	3.650%	3,442
700,000	38,472		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	11/17/23	3.750%	5,538
300,000	16,488		OTC 1-Year Swaption, 3-Month USD-LIBOR, Put	GSC	12/7/23	3.750%	2,247
400,000	21,984		OTC 7-Year Swaption, 3-Month USD-LIBOR, Call	GSC	6/20/23	3.000%	642
400,000	21,984		OTC 7-Year Swaption, 3-Month USD-LIBOR, Put	GSC	6/20/23	3.500%	2,128
400,000	13,896	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Call	GSC	6/9/23	2.067%	1
400,000	13,896	EUR	OTC 10-Year Swaption, 3-Month EURIBOR, Put	GSC	6/9/23	3.140%	422
1,200,000	65,952		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	6/16/23	3.050%	2,484
300,000	16,488		OTC 10-Year Swaption, 3-Month USD-LIBOR, Call	GSC	6/20/23	3.100%	812
1,200,000	65,952		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	6/16/23	3.500%	5,608
300,000	16,488		OTC 10-Year Swaption, 3-Month USD-LIBOR, Put	GSC	6/20/23	3.600%	783
200,000	6,948	EUR	OTC 25-Year Swaption, 3-Month EURIBOR, Put	BNP	5/23/25	0.451%	78,362

			Total Interest Rate Swaptions				$259,876

Options on Futures

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Strike Price	Value
3	$ 713,138	3-Month SOFR December Futures, Call	BNP	12/15/23	$98.00	$413
3	713,138	3- Month SOFR December Futures, Put	BNP	12/15/23	$96.50	11,231

		Total Options on Futures				$11,644

		TOTAL OPTIONS CONTRACTS WRITTEN (Premiums received - $140,775)				$271,520

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2023, International Fixed Income Fund held the following Forward Sale Commitments:

Face Amounts†	Security	Value
	Federal National Mortgage Association (FNMA):
$ 2,100,000	2.000% due 6/1/38(a)	$1,880,283
17,250,000	2.000% due 7/1/53(a)	14,201,602
400,000	3.000% due 6/1/53(a)	354,691

	TOTAL FORWARD SALE COMMITMENTS (Proceeds - $16,466,723)	$16,436,576

†	Amount denominated in U.S. dollars, unless otherwise noted.
(a)	This security is traded on a TBA basis (see Note 1).

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2023, International Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Government 3-Year Bond June Futures	54	6/23	$3,767,784	$3,772,764	$4,980
Australian Government 10-Year Bond June Futures	8	6/23	618,635	623,786	5,151
Euro-BTP June Futures	108	6/23	12,834,527	13,382,804	548,277
Euro-Buxl 30-Year Bond June Futures	11	6/23	1,551,607	1,630,363	78,756
Euro-OAT June Futures	29	6/23	3,889,170	4,045,356	156,186
Euro-Schatz Note June Futures	172	6/23	19,261,162	19,412,871	151,709
U.S. Treasury Ultra Long Bond September Futures	1	9/23	134,515	136,875	2,360
3-Month SOFR September Futures	13	9/23	3,092,142	3,078,400	(13,742)

					933,677

Contracts to Sell:
Canada Government 10-Year Bond September Futures	8	9/23	734,296	728,757	5,539
Euro-Bobl June Futures	42	6/23	5,305,428	5,302,265	3,163
Euro-Bund June Futures	19	6/23	2,740,382	2,762,278	(21,896)
Japan Government 10-Year Bond June Futures	1	6/23	1,066,069	1,066,571	(502)
Short Euro-BTP June Futures	46	6/23	5,123,146	5,182,475	(59,329)
U.S. Treasury 2-Year Note September Futures	13	9/23	2,681,518	2,675,766	5,752
U.S. Treasury 5-Year Note September Futures	47	9/23	5,132,740	5,126,671	6,069
U.S. Treasury Long Bond September Futures	11	9/23	1,398,178	1,411,781	(13,603)
U.S. Ultra Long Bond September Futures	28	9/23	3,354,319	3,372,688	(18,369)
United Kingdom Treasury 10-Year Gilt September Futures	8	9/23	956,903	963,022	(6,119)

					(99,295)

Net Unrealized Appreciation on Open Exchange-Traded Futures Contracts					$834,382

At May 31, 2023, International Fixed Income Fund had deposited cash of $535,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2023, International Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	239,004	USD	155,044	BOA	$155,610	7/5/23	$566
Australian Dollar	747,000	USD	503,060	SCB	485,737	6/2/23	(17,323)
Australian Dollar	179,520	USD	117,499	SOG	116,881	7/5/23	(618)
Australian Dollar	215,115	USD	140,695	SOG	140,056	7/5/23	(639)
Australian Dollar	283,000	USD	188,082	UBS	184,021	6/2/23	(4,061)
Australian Dollar	152,361	USD	99,743	UBS	99,198	7/5/23	(545)
Brazilian Real	3,960,456	USD	735,031	DUB	780,801	6/2/23	45,770
Brazilian Real	3,967,713	USD	778,609	GSC	782,232	6/2/23	3,623
Brazilian Real	4,036,500	USD	797,530	GSC	781,776	9/5/23	(15,754)
British Pound	646,000	USD	812,609	BCLY	803,430	6/2/23	(9,179)
British Pound	210,000	USD	262,234	BCLY	261,177	6/2/23	(1,057)
British Pound	117,000	USD	145,464	HSBC	145,513	6/2/23	49
British Pound	8,268,189	USD	10,227,750	HSBC	10,283,152	6/2/23	55,402
Canadian Dollar	141,000	USD	103,731	BNP	103,860	6/2/23	129
Canadian Dollar	1,527,012	USD	1,119,173	UBS	1,124,788	6/2/23	5,615
Chilean Peso	351,506,543	USD	437,230	DUB	433,956	6/1/23	(3,274)
Chilean Peso	349,752,001	USD	436,781	JPM	431,790	6/1/23	(4,991)
Chilean Peso	1,710,860	USD	1,841	SCB	2,112	6/1/23	271
Chilean Peso	3,140,820	USD	3,896	DUB	3,866	6/22/23	(30)
Chilean Peso	358,662,289	USD	438,838	BOA	436,797	9/14/23	(2,041)
Chinese Offshore Renminbi	120,405	USD	17,425	BNP	17,027	8/16/23	(398)
Chinese Offshore Renminbi	96,649	USD	13,986	JPM	13,668	8/16/23	(318)
Danish Krone	23,972,586	USD	3,453,939	BOA	3,440,037	6/2/23	(13,902)
Euro	1,738,000	USD	1,910,209	BCLY	1,857,226	6/2/23	(52,983)
Euro	249,000	USD	274,877	BOA	266,081	6/2/23	(8,796)
Euro	91,000	USD	97,564	GSC	97,243	6/2/23	(321)
Euro	90,000	USD	97,407	RBS	96,174	6/2/23	(1,233)
Euro	172,000	USD	187,829	SCB	183,799	6/2/23	(4,030)
Euro	193,000	USD	213,277	SCB	206,240	6/2/23	(7,037)
Euro	17,577,764	USD	18,872,231	SOG	18,783,596	6/2/23	(88,635)
Euro	375,000	USD	401,104	BOA	401,513	7/5/23	409
Hungarian Forint	133,571,000	USD	382,646	BCLY	382,973	6/22/23	327
Hungarian Forint	16,521,000	USD	47,145	BNP	47,369	6/22/23	224
Indian Rupee	22,776,592	USD	277,320	BNP	275,252	6/22/23	(2,068)
Indian Rupee	50,176,343	USD	610,886	HSBC	606,374	6/22/23	(4,512)
Indonesian Rupiah	908,997,140	USD	60,637	BNP	60,628	6/21/23	(9)
Indonesian Rupiah	5,093,794,602	USD	334,282	HSBC	339,743	6/21/23	5,461
Indonesian Rupiah	427,132,000	USD	28,140	SCB	28,489	6/21/23	349
Indonesian Rupiah	6,003,680,800	USD	394,979	BOA	400,421	6/23/23	5,442
Indonesian Rupiah	376,475,800	USD	24,760	GSC	25,109	6/23/23	349
Japanese Yen	1,572,503,306	USD	11,259,511	BNP	11,286,584	6/2/23	27,073
Japanese Yen	29,000,000	USD	213,068	GSC	208,146	6/2/23	(4,922)
Korean Won	586,993,105	USD	439,480	BNP	444,479	6/28/23	4,999
Mexican Peso	12,048,969	USD	631,444	BNP	678,312	6/21/23	46,868
New Taiwan Dollar	2,078,148	USD	68,000	BNP	67,785	6/20/23	(215)
New Taiwan Dollar	4,249,619	USD	139,000	BNP	138,615	6/20/23	(385)
New Taiwan Dollar	610,900	USD	20,000	GSC	19,926	6/20/23	(74)
New Taiwan Dollar	11,484,990	USD	373,654	GSC	374,619	6/20/23	965
New Taiwan Dollar	29,381	USD	962	SCB	958	6/20/23	(4)
New Taiwan Dollar	11,007,846	USD	358,445	BOA	359,098	6/21/23	653
New Zealand Dollar	244,426	USD	148,318	BOA	147,169	6/2/23	(1,149)
New Zealand Dollar	636,581	USD	386,562	SCB	383,286	6/2/23	(3,276)
Norwegian Krone	17,533,410	USD	1,654,810	BOA	1,579,103	6/2/23	(75,707)
Norwegian Krone	1,095,000	USD	101,761	RBS	98,618	6/2/23	(3,143)
Norwegian Krone	10,226,282	USD	930,439	BOA	922,511	7/5/23	(7,928)
Norwegian Krone	443,723	USD	40,207	BOA	40,028	7/5/23	(179)
Norwegian Krone	464,132	USD	41,318	BOA	41,869	7/5/23	551
Norwegian Krone	7,463,537	USD	674,490	UBS	673,284	7/5/23	(1,206)
Peruvian Sol	690,000	USD	181,713	BNP	187,520	6/21/23	5,807
Peruvian Sol	472,231	USD	125,450	GSC	128,337	6/21/23	2,887
Peruvian Sol	198,128	USD	51,000	GSC	53,845	6/21/23	2,845
Peruvian Sol	320,470	USD	84,000	GSC	87,093	6/21/23	3,093
Peruvian Sol	1,228,886	USD	326,171	HSBC	333,971	6/21/23	7,800
Peruvian Sol	157,000	USD	41,545	SCB	42,667	6/21/23	1,122
Thai Baht	6,397,552	USD	190,047	SCB	184,554	6/16/23	(5,493)
Thai Baht	8,711,563	USD	255,011	UBS	251,308	6/16/23	(3,703)

							(122,489)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
Australian Dollar	131,000	USD	87,192	JPM	$85,182	6/2/23	$2,010
Australian Dollar	113,000	USD	74,340	SCB	73,478	6/2/23	862
Australian Dollar	215,115	USD	140,513	SOG	139,878	6/2/23	635
Australian Dollar	179,520	USD	117,348	SOG	116,733	6/2/23	615
Australian Dollar	152,361	USD	99,614	UBS	99,073	6/2/23	541
Brazilian Real	3,960,456	USD	777,185	DUB	780,801	6/2/23	(3,616)
Brazilian Real	3,967,713	USD	797,530	GSC	782,231	6/2/23	15,299
British Pound	116,000	USD	143,567	BOA	144,269	6/2/23	(702)
British Pound	117,000	USD	144,478	BOA	145,513	6/2/23	(1,035)
British Pound	81,000	USD	100,850	HSBC	100,740	6/2/23	110
British Pound	8,268,189	USD	10,234,877	HSBC	10,290,511	7/5/23	(55,634)
British Pound	117,000	USD	145,569	HSBC	145,617	7/5/23	(48)
British Pound	8,927,189	USD	11,148,577	UBS	11,102,751	6/2/23	45,826
Canadian Dollar	1,398,000	USD	1,030,438	GSC	1,029,759	6/2/23	679
Canadian Dollar	43,000	USD	31,638	HSBC	31,673	6/2/23	(35)
Canadian Dollar	40,000	USD	29,566	HSBC	29,464	6/2/23	102
Canadian Dollar	46,000	USD	34,139	HSBC	33,884	6/2/23	255
Canadian Dollar	1,525,672	USD	1,119,173	UBS	1,124,787	7/5/23	(5,614)
Chilean Peso	290,820	USD	353	BNP	358	6/22/23	(5)
Chilean Peso	351,506,543	USD	427,234	DUB	433,956	6/1/23	(6,722)
Chilean Peso	349,752,001	USD	435,047	JPM	431,790	6/1/23	3,257
Chilean Peso	350,625,562	USD	436,781	JPM	431,768	6/20/23	5,013
Chilean Peso	1,710,860	USD	2,128	SCB	2,112	6/1/23	16
Chinese Offshore Renminbi	2,240,568	USD	321,000	GSC	317,036	8/22/23	3,964
Chinese Offshore Renminbi	3,859,441	USD	554,000	HSBC	546,103	8/22/23	7,897
Danish Krone	24,057,722	USD	3,573,393	SCB	3,452,254	6/2/23	121,139
Danish Krone	23,918,632	USD	3,453,939	BOA	3,440,238	7/5/23	13,701
Danish Krone	6,140,748	USD	907,538	HSBC	888,455	10/2/23	19,083
Danish Krone	6,635,047	USD	986,069	SOG	959,971	10/2/23	26,098
Danish Krone	11,489,732	USD	1,710,649	BNP	1,671,818	1/2/24	38,831
Danish Krone	5,805,733	USD	867,328	BCLY	848,995	4/2/24	18,333
Danish Krone	4,525,488	USD	674,897	BNP	661,780	4/2/24	13,117
Euro	436,000	USD	470,204	BCLY	465,910	6/2/23	4,294
Euro	424,000	USD	459,615	BCLY	453,086	6/2/23	6,529
Euro	429,000	USD	471,652	BCLY	458,430	6/2/23	13,222
Euro	17,122,764	USD	18,945,294	BNP	18,297,383	6/2/23	647,911
Euro	431,000	USD	465,902	BOA	460,567	6/2/23	5,335
Euro	662,000	USD	723,885	BOA	707,413	6/2/23	16,472
Euro	515,000	USD	569,982	JPM	550,329	6/2/23	19,653
Euro	17,577,764	USD	18,909,095	SOG	18,820,541	7/5/23	88,554
Indonesian Rupiah	2,065,672,050	USD	139,000	BNP	137,775	6/21/23	1,225
Indonesian Rupiah	562,948,720	USD	38,000	BNP	37,547	6/21/23	453
Indonesian Rupiah	162,800,000	USD	11,000	GSC	10,858	6/21/23	142
Indonesian Rupiah	56,066,114	USD	3,650	BNP	3,739	6/28/23	(89)
Israeli New Shekel	663,595	USD	181,896	BOA	177,910	6/20/23	3,986
Israeli New Shekel	969,349	USD	265,546	UBS	259,883	6/20/23	5,663
Japanese Yen	1,558,477,365	USD	11,739,841	DUB	11,185,913	6/2/23	553,928
Japanese Yen	41,900,000	USD	313,328	SCB	300,736	6/2/23	12,592
Japanese Yen	80,000,000	USD	592,371	BOA	575,822	6/20/23	16,549
Japanese Yen	120,000,000	USD	912,017	HSBC	864,577	6/26/23	47,440
Japanese Yen	1,090,000,000	USD	8,470,672	BCLY	7,862,140	7/3/23	608,532
Japanese Yen	1,564,337,908	USD	11,259,511	BNP	11,287,025	7/5/23	(27,514)
Japanese Yen	660,000,000	USD	5,102,751	BCLY	4,771,658	7/18/23	331,093
Japanese Yen	1,010,000,000	USD	7,733,496	HSBC	7,308,897	7/24/23	424,599
Japanese Yen	1,250,000,000	USD	9,472,682	RBS	9,055,524	7/31/23	417,158
Japanese Yen	100,000,000	USD	737,746	UBS	725,329	8/7/23	12,417
Japanese Yen	340,000,000	USD	2,562,120	BOA	2,469,197	8/14/23	92,923
Japanese Yen	310,000,000	USD	2,269,187	HSBC	2,254,140	8/21/23	15,047
Japanese Yen	52,917,000	USD	383,781	BOA	385,264	8/28/23	(1,483)
Japanese Yen	47,083,000	USD	341,342	JPM	342,789	8/28/23	(1,447)
Japanese Yen	80,002,000	USD	651,601	HSBC	599,921	3/1/24	51,680
Japanese Yen	80,002,000	USD	657,101	HSBC	599,922	3/1/24	57,179
Japanese Yen	100,003,000	USD	818,858	BCLY	753,137	4/1/24	65,721
Japanese Yen	80,000,000	USD	653,393	HSBC	602,492	4/1/24	50,901
Japanese Yen	80,000,000	USD	647,066	BCLY	605,015	5/1/24	42,051
Japanese Yen	16,670,000	USD	133,686	HSBC	128,323	10/1/24	5,363
Japanese Yen	50,000,000	USD	400,705	HSBC	384,893	10/1/24	15,812
Japanese Yen	83,330,000	USD	668,378	HSBC	641,464	10/1/24	26,914
Japanese Yen	40,000,000	USD	323,533	JPM	307,915	10/1/24	15,618
Japanese Yen	39,900,000	USD	320,032	JPM	307,145	10/1/24	12,887
Japanese Yen	40,100,000	USD	321,482	JPM	308,685	10/1/24	12,797
Korean Won	574,631,789	USD	433,000	HSBC	435,119	6/28/23	(2,119)
Korean Won	12,643,901	USD	9,628	SCB	9,574	6/28/23	54
Malaysian Ringgit	5,365,780	USD	1,219,689	BNP	1,164,190	6/21/23	55,499
Malaysian Ringgit	167,642	USD	38,120	SCB	36,372	6/21/23	1,748
Mexican Peso	11,625,000	USD	624,363	JPM	654,444	6/21/23	(30,081)
New Taiwan Dollar	1,074,143	USD	35,000	BNP	35,037	6/20/23	(37)
New Taiwan Dollar	4,775,345	USD	156,656	GSC	155,763	6/20/23	893
New Taiwan Dollar	7,955,586	USD	260,933	GSC	259,496	6/20/23	1,437
New Taiwan Dollar	1,545,071	USD	51,000	HSBC	50,397	6/20/23	603
New Taiwan Dollar	1,572,340	USD	52,000	SCB	51,287	6/20/23	713
New Taiwan Dollar	1,530,691	USD	50,000	UBS	49,928	6/20/23	72
New Taiwan Dollar	17,210,963	USD	564,220	BNP	561,456	6/21/23	2,764
New Taiwan Dollar	18,082,498	USD	592,228	BNP	589,887	6/21/23	2,341
New Taiwan Dollar	4,454,732	USD	147,313	BNP	145,323	6/21/23	1,990
New Taiwan Dollar	7,318,502	USD	239,558	BOA	238,744	6/21/23	814
New Taiwan Dollar	7,150,801	USD	235,972	SCB	233,273	6/21/23	2,699
New Taiwan Dollar	7,212,519	USD	235,977	SCB	235,287	6/21/23	690
New Taiwan Dollar	843,556	USD	27,673	SCB	27,518	6/21/23	155
New Taiwan Dollar	10,901,746	USD	358,445	BOA	359,571	9/20/23	(1,126)
New Taiwan Dollar	11,371,773	USD	373,654	GSC	375,074	9/20/23	(1,420)
New Taiwan Dollar	29,061	USD	962	SCB	958	9/20/23	4
New Zealand Dollar	747,000	USD	470,461	BOA	449,768	6/2/23	20,693
New Zealand Dollar	46,000	USD	28,638	DUB	27,696	6/2/23	942
New Zealand Dollar	49,000	USD	30,079	JPM	29,503	6/2/23	576
New Zealand Dollar	61,000	USD	38,273	RBS	36,728	6/2/23	1,545
New Zealand Dollar	244,426	USD	148,294	BOA	147,140	7/5/23	1,154
New Zealand Dollar	636,581	USD	386,504	SCB	383,212	7/5/23	3,292
Norwegian Krone	10,243,076	USD	930,439	BOA	922,517	6/2/23	7,922
Norwegian Krone	444,454	USD	40,207	BOA	40,029	6/2/23	178
Norwegian Krone	7,475,671	USD	674,490	UBS	673,278	6/2/23	1,212
Peruvian Sol	4,791,317	USD	1,298,003	GSC	1,302,124	6/21/23	(4,121)
Singapore Dollar	905,635	USD	685,153	HSBC	670,162	6/21/23	14,991
Singapore Dollar	186,000	USD	140,778	GSC	137,779	7/17/23	2,999
Singapore Dollar	40,000	USD	29,803	HSBC	29,630	7/17/23	173
Singapore Dollar	99,486	USD	75,294	JPM	73,694	7/17/23	1,600
Thai Baht	2,805	USD	82	BNP	81	6/16/23	1

							4,026,929

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$3,904,440

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2023, International Fixed Income Fund held the following OTC Total Return Swap Contracts:

Fund Pay Floating Rate Index	Fund Receive Floating Rate Index	Financing Rate	Payment Frequency	Maturity Date	Counterparty	Notional Amount		Market Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
iBoxx Investment Grade Index	SOFR	2.896%	PAM	6/20/23	BNP	USD	1,700,000	$(22,604)	$7,158	$(29,762)
iBoxx Investment Grade Index	SOFR	2.914%	PAM	6/20/23	BNP	USD	3,300,000	(23,132)	13,894	(37,026)
iBoxx Investment Grade Index	SOFR	2.910%	PAM	6/20/23	BNP	USD	4,200,000	(34,285)	17,683	(51,968)
iBoxx Investment Grade Index	SOFR	2.957%	PAM	9/20/23	BNP	USD	1,820,000	15,187	14,073	1,114
iBoxx Investment Grade Index	SOFR	2.971%	PAM	9/20/23	BOA	USD	2,000,000	(17,721)	15,733	(33,454)

								$(82,555)	$68,541	$(151,096)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2023, International Fixed Income Fund held the following OTC Interest Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Counterparty	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month MYR-KLIBOR	3.500%	3/15/28	3-Month	BNP	MYR	1,817,000	$(298)	$(727)	$429
Receive	3-Month MYR-KLIBOR	3.500%	3/15/28	3-Month	BOA	MYR	7,675,000	(1,006)	(2,889)	1,883
Receive	3-Month MYR-KLIBOR	3.750%	3/15/33	3-Month	BOA	MYR	740,000	(668)	(216)	(452)
Receive	3-Month MYR-KLIBOR	3.500%	3/15/28	3-Month	GSC	MYR	6,433,000	(842)	(2,271)	1,429
Receive	3-Month MYR-KLIBOR	3.545%	5/5/28	3-Month	GSC	MYR	1,914,000	(1,101)	–	(1,101)
Receive	3-Month MYR-KLIBOR	3.635%	4/5/24	3-Month	GSC	MYR	2,430,000	(589)	(1,081)	492
Receive	3-Month MYR-KLIBOR	3.750%	3/15/33	3-Month	GSC	MYR	822,000	(742)	1,717	(2,459)
Receive	3-Month MYR-KLIBOR	3.750%	3/15/28	3-Month	SCB	MYR	1,620,000	(4,361)	(4,887)	526

								$(9,607)	$(10,354)	$747

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2023, International Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month Australian Bank Bill	3.750%	3/15/24	3-Month	AUD	8,800,000	$(13,785)	$(6,152)	$(7,633)
Pay	3-Month Canadian Bank Bill	1.220%	3/3/25	6-Month	CAD	2,000,000	(104,127)	(380)	(103,747)
Pay	3-Month Canadian Bank Bill	1.250%	6/16/31	6-Month	CAD	600,000	(82,627)	(83,214)	587
Pay	3-Month Canadian Bank Bill	1.500%	6/17/30	6-Month	CAD	2,200,000	(246,438)	(27,393)	(219,045)
Pay	3-Month Canadian Bank Bill	1.585%	7/19/31	6-Month	CAD	800,000	(94,881)	(53,520)	(41,361)
Pay	3-Month Canadian Bank Bill	1.713%	10/2/29	6-Month	CAD	700,000	(61,449)	2,504	(63,953)
Pay	3-Month Canadian Bank Bill	1.900%	12/18/29	6-Month	CAD	800,000	(70,374)	12,573	(82,947)
Receive	3-Month Canadian Bank Bill	3.250%	3/15/28	6-Month	CAD	990,000	22,677	(3,062)	25,739
Pay	3-Month EURIBOR	2.100%	4/11/24	PAM	EUR	1,400,000	(22,247)	–	(22,247)
Pay	3-Month EURIBOR	2.100%	4/13/24	PAM	EUR	3,100,000	(49,934)	–	(49,934)
Pay	3-Month EURIBOR	2.100%	5/17/24	PAM	EUR	1,000,000	(16,522)	–	(16,522)
Pay	3-Month EURIBOR	2.250%	4/26/24	PAM	EUR	400,000	(5,958)	–	(5,958)
Pay	3-Month EURIBOR	2.250%	4/28/24	PAM	EUR	600,000	(8,878)	–	(8,878)
Pay	3-Month EURIBOR	2.250%	5/3/24	PAM	EUR	400,000	(5,913)	–	(5,913)
Pay	3-Month FRA New Zealand Bank Bill	3.000%	12/15/23	6-Month	NZD	4,400,000	(29,952)	(779)	(29,173)
Pay	3-Month FRA New Zealand Bank Bill	3.750%	6/15/27	6-Month	NZD	1,800,000	(25,401)	(18,296)	(7,105)
Pay	3-Month FRA New Zealand Bank Bill	4.000%	6/14/24	6-Month	NZD	10,100,000	(99,842)	(22,659)	(77,183)
Pay	3-Month FRA New Zealand Bank Bill	4.750%	3/20/25	6-Month	NZD	3,900,000	(3,108)	(3,519)	411
Pay	3-Month SEK-STIBOR	0.500%	6/19/24	12-Month	SEK	4,800,000	(16,173)	6,261	(22,434)
Pay	3-Month USD-LIBOR	1.500%	9/15/23	6-Month	USD	3,100,000	(47,133)	–	(47,133)
Pay	3-Month USD-LIBOR	1.518%	7/20/23	PAM	USD	100,000	(576)	(2)	(574)
Pay	3-Month USD-LIBOR	1.545%	7/20/23	PAM	USD	900,000	(5,067)	(22)	(5,045)
Pay	3-Month USD-LIBOR	1.630%	7/26/23	PAM	USD	200,000	(3,460)	–	(3,460)
Pay	3-Month USD-LIBOR	4.409%	7/4/23	PAM	USD	2,600,000	(6,422)	435	(6,857)
Pay	3-Month USD-LIBOR	4.427%	7/27/23	3-Month	USD	1,700,000	(5,434)	354	(5,788)
Pay	3-Month USD-LIBOR	4.789%	7/7/23	3-Month	USD	1,100,000	(1,612)	318	(1,930)
Receive	3-Month USD-LIBOR	0.000%	8/25/23	3-Month	USD	1,400,000	36,052	–	36,052
Receive	3-Month USD-LIBOR	0.000%	9/15/23	3-Month	USD	200,000	5,278	–	5,278
Receive	3-Month USD-LIBOR	0.000%	9/16/23	3-Month	USD	200,000	5,378	–	5,378
Receive	3-Month USD-LIBOR	0.000%	9/30/23	3-Month	USD	850,000	22,968	–	22,968
Receive	3-Month USD-LIBOR	1.250%	9/15/23	6-Month	USD	2,400,000	40,987	–	40,987
Receive	3-Month USD-LIBOR	4.409%	7/4/23	PAM	USD	2,600,000	5,877	–	5,877
Receive	3-Month USD-LIBOR	4.427%	9/27/23	3-Month	USD	1,700,000	8,838	–	8,838
Receive	3-Month USD-LIBOR	4.789%	9/7/23	3-Month	USD	1,100,000	3,182	–	3,182
Pay	6-Month Australian Bank Bill	4.000%	6/21/33	6-Month	AUD	1,400,000	(7,877)	7,813	(15,690)
Pay	6-Month Australian Bank Bill	4.250%	3/15/33	6-Month	AUD	1,700,000	16,081	18,825	(2,744)
Pay	6-Month Australian Bank Bill	4.500%	9/15/32	6-Month	AUD	8,300,000	38,914	(251,978)	290,892
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	200,000	(8,793)	–	(8,793)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	500,000	(48,771)	–	(48,771)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(29,285)	–	(29,285)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(19,130)	–	(19,130)
Pay	6-Month EURIBOR	1.000%	5/13/27	12-Month	EUR	500,000	(41,804)	–	(41,804)
Pay	6-Month EURIBOR	2.250%	9/21/37	12-Month	EUR	5,650,000	(438,276)	141,469	(579,745)
Pay	6-Month EURIBOR	2.250%	9/21/42	12-Month	EUR	2,310,000	(199,761)	176,898	(376,659)
Pay	6-Month EURIBOR	3.000%	3/19/27	12-Month	EUR	7,050,000	38,503	47,415	(8,912)
Pay	6-Month EURIBOR	3.000%	9/20/28	12-Month	EUR	26,800,000	59,112	(294,748)	353,860
Pay	6-Month EURIBOR	3.000%	9/20/33	12-Month	EUR	8,100,000	57,898	(56,135)	114,033
Pay	6-Month EURIBOR	3.500%	9/20/25	12-Month	EUR	5,900,000	16,552	(168,184)	184,736
Receive	6-Month EURIBOR	0.054%	5/27/50	12-Month	EUR	50,000	22,803	6,520	16,283
Receive	6-Month EURIBOR	0.064%	11/17/52	12-Month	EUR	100,000	54,532	11,996	42,536
Receive	6-Month EURIBOR	2.500%	9/20/53	12-Month	EUR	3,900,000	52,686	64,212	(11,526)
Receive	6-Month EURIBOR	3.000%	3/15/33	12-Month	EUR	3,160,000	(20,708)	(33,464)	12,756
Pay	28-Day MXN TIIE Banxico	4.870%	7/7/25	28-Day	MXN	31,300,000	(169,045)	(90,197)	(78,848)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	3/17/31	6-Month	JPY	580,000,000	(177,900)	(20,750)	(157,150)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.050%	12/15/31	12-Month	JPY	490,000,000	(145,112)	(164,853)	19,741
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.200%	6/19/29	6-Month	JPY	410,000,000	(36,791)	55,540	(92,331)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.250%	3/15/32	12-Month	JPY	50,000,000	(9,415)	(1,479)	(7,936)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	12/15/51	12-Month	JPY	67,000,000	(79,439)	(28,522)	(50,917)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.450%	12/15/51	12-Month	JPY	190,000,000	(207,763)	(218,952)	11,189
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.700%	3/15/52	12-Month	JPY	40,000,000	(26,116)	(4,225)	(21,891)
Pay	Bank of Japan Uncollateralised Overnight Call Rate	0.800%	6/15/52	12-Month	JPY	170,000,000	(72,957)	(85,372)	12,415
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.000%	12/15/26	12-Month	JPY	470,000,000	21,977	35,657	(13,680)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.400%	6/19/39	6-Month	JPY	80,000,000	46,358	(20,457)	66,815
Pay	Canadian Overnight Repo Rate Average	3.500%	5/10/25	PAM	CAD	24,500,000	(99,908)	(32,924)	(66,984)
Receive	Canadian Overnight Repo Rate Average	3.250%	6/21/53	6-Month	CAD	200,000	186	(1,262)	1,448
Pay	China 7-Day Reverse Repo Index	3.000%	3/15/28	3-Month	CNY	22,200,000	80,307	39,778	40,529
Receive	China 7-Day Reverse Repo Index	2.500%	9/15/26	3-Month	CNY	15,400,000	(14,087)	14,710	(28,797)
Receive	China 7-Day Reverse Repo Index	2.500%	6/15/27	3-Month	CNY	4,800,000	(3,271)	65	(3,336)
Receive	China 7-Day Reverse Repo Index	2.500%	9/21/27	3-Month	CNY	4,800,000	(2,658)	3,245	(5,903)
Receive	China 7-Day Reverse Repo Index	2.500%	12/21/27	3-Month	CNY	13,900,000	(6,102)	6,698	(12,800)
Receive	China 7-Day Reverse Repo Index	2.750%	9/15/26	3-Month	CNY	13,500,000	(29,516)	(10,868)	(18,648)
Pay	Euro Short-Term Rate Market Index	1.000%	11/23/24	12-Month	EUR	3,900,000	(173,032)	(127,242)	(45,790)
Pay	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.500%	3/15/28	6-Month	INR	34,570,000	7,928	(83)	8,011
Receive	Financial Benchmarks India Overnight Mumbai Interbank Outright Rate	6.250%	3/16/32	6-Month	INR	22,000,000	(1,772)	15,809	(17,581)
Pay	KSDA South Korea Daily Closing of 3-Month CD	3.250%	3/15/28	3-Month	KRW	9,395,732,000	(21,058)	(23,520)	2,462
Pay	KSDA South Korea Daily Closing of 3-Month CD	3.250%	3/15/33	3-Month	KRW	1,246,650,000	(784)	2,498	(3,282)
Pay	Singapore Overnight Index Average	3.000%	3/15/28	6-Month	SGD	2,720,000	1,703	14,272	(12,569)
Pay	SOFR	0.000%	8/25/23	3-Month	USD	1,400,000	(36,997)	–	(36,997)
Pay	SOFR	0.000%	9/15/23	3-Month	USD	200,000	(5,439)	–	(5,439)
Pay	SOFR	0.000%	9/16/23	3-Month	USD	200,000	(5,504)	–	(5,504)
Pay	SOFR	0.000%	9/30/23	3-Month	USD	850,000	(23,160)	–	(23,160)
Pay	SOFR	1.500%	12/15/28	6-Month	USD	3,100,000	(313,142)	55,638	(368,780)
Pay	SOFR	1.500%	6/15/52	12-Month	USD	700,000	(231,596)	(19,768)	(211,828)
Pay	SOFR	1.518%	1/20/29	6-Month	USD	100,000	(10,816)	–	(10,816)
Pay	SOFR	1.545%	1/20/29	6-Month	USD	900,000	(96,157)	–	(96,157)
Pay	SOFR	1.630%	1/26/29	6-Month	USD	200,000	(20,439)	–	(20,439)
Pay	SOFR	1.695%	11/15/31	12-Month	USD	3,200,000	(443,057)	(5,345)	(437,712)
Pay	SOFR	1.750%	6/15/52	12-Month	USD	300,000	(82,647)	(90,585)	7,938
Pay	SOFR	2.750%	6/21/53	12-Month	USD	290,000	(21,527)	(12,680)	(8,847)
Pay	SOFR	2.906%	9/16/52	12-Month	USD	400,000	(22,898)	–	(22,898)
Pay	SOFR	2.968%	6/30/24	12-Month	USD	10,400,000	(308,864)	–	(308,864)
Pay	SOFR	3.000%	6/21/30	12-Month	USD	600,000	(14,648)	(25,103)	10,455
Pay	SOFR	3.178%	8/31/27	12-Month	USD	4,700,000	(79,551)	(7,945)	(71,606)
Pay	SOFR	3.225%	9/30/29	12-Month	USD	8,600,000	(131,858)	30,000	(161,858)
Pay	SOFR	3.310%	5/31/27	12-Month	USD	800,000	(12,208)	(1,873)	(10,335)
Pay	SOFR	3.329%	5/31/27	12-Month	USD	3,700,000	(53,873)	–	(53,873)
Pay	SOFR	3.340%	2/23/30	12-Month	USD	580,000	(5,459)	–	(5,459)
Pay	SOFR	3.361%	5/31/27	12-Month	USD	700,000	(9,330)	–	(9,330)
Pay	SOFR	3.454%	6/30/29	12-Month	USD	1,200,000	(6,533)	–	(6,533)
Pay	SOFR	3.470%	2/22/30	12-Month	USD	800,000	(1,104)	–	(1,104)
Pay	SOFR	3.521%	11/30/27	12-Month	USD	600,000	1,193	–	1,193
Pay	SOFR	3.898%	6/30/29	12-Month	USD	1,400,000	28,702	–	28,702
Pay	SOFR	4.409%	10/4/24	3-Month	USD	2,600,000	(16,946)	115	(17,061)
Pay	SOFR	4.427%	9/27/24	3-Month	USD	1,700,000	(9,926)	(77)	(9,849)
Pay	SOFR	4.789%	3/7/24	3-Month	USD	1,100,000	(4,071)	18	(4,089)
Receive	SOFR	0.400%	3/30/26	6-Month	USD	850,000	92,513	17,606	74,907
Receive	SOFR	0.500%	6/15/24	12-Month	USD	800,000	60,353	7,740	52,613
Receive	SOFR	0.750%	6/16/31	6-Month	USD	200,000	42,053	11,329	30,724
Receive	SOFR	1.000%	12/15/26	12-Month	USD	1,000,000	106,668	3,719	102,949
Receive	SOFR	1.000%	6/15/27	12-Month	USD	1,600,000	197,422	58,831	138,591
Receive	SOFR	1.250%	12/15/26	6-Month	USD	2,400,000	186,972	(29,370)	216,342
Receive	SOFR	1.298%	8/25/24	6-Month	USD	1,400,000	78,116	(30,011)	108,127
Receive	SOFR	1.750%	6/15/24	12-Month	USD	8,000,000	404,108	367,708	36,400
Receive	SOFR	1.750%	6/15/27	12-Month	USD	11,100,000	979,775	584,956	394,819
Receive	SOFR	1.750%	12/15/31	6-Month	USD	200,000	28,645	(7,578)	36,223
Receive	SOFR	2.730%	4/30/29	12-Month	USD	3,200,000	158,490	–	158,490
Receive	SOFR	2.817%	4/30/29	12-Month	USD	1,600,000	70,920	–	70,920
Receive	SOFR	2.819%	4/30/29	12-Month	USD	900,000	39,815	–	39,815
Receive	SOFR	2.965%	11/30/26	12-Month	USD	6,600,000	221,734	(3,697)	225,431
Receive	SOFR	3.000%	6/21/33	12-Month	USD	3,000,000	90,322	85,044	5,278
Receive	SOFR	3.048%	11/15/32	12-Month	USD	3,200,000	93,746	–	93,746
Receive	SOFR	3.070%	11/15/32	12-Month	USD	1,100,000	30,306	–	30,306
Receive	SOFR	3.083%	11/15/32	12-Month	USD	1,400,000	37,051	–	37,051
Receive	SOFR	3.086%	11/15/32	12-Month	USD	1,100,000	28,808	11,057	17,751
Receive	SOFR	3.089%	11/15/32	12-Month	USD	2,300,000	59,669	–	59,669
Receive	SOFR	3.139%	11/15/32	12-Month	USD	1,800,000	39,331	–	39,331
Receive	SOFR	3.150%	5/13/25	PAM	USD	17,600,000	70,215	29,882	40,333
Receive	SOFR	3.173%	11/15/32	12-Month	USD	200,000	3,820	(989)	4,809
Receive	SOFR	3.200%	5/13/25	PAM	USD	1,100,000	3,876	(363)	4,239
Receive	SOFR	3.250%	6/21/28	12-Month	USD	1,340,000	15,704	8,231	7,473
Receive	SOFR	3.750%	6/21/25	12-Month	USD	4,900,000	44,468	24,288	20,180
Receive	SOFR	4.159%	3/31/25	12-Month	USD	9,700,000	39,269	(23,062)	62,331
Receive	SOFR	4.409%	10/4/24	3-Month	USD	2,600,000	18,373	–	18,373
Receive	SOFR	4.427%	9/27/24	3-Month	USD	1,700,000	7,096	–	7,096
Receive	SOFR	4.789%	3/7/24	3-Month	USD	1,100,000	2,972	–	2,972
Pay	Swiss Average Rate Overnight Index	0.300%	2/15/27	12-Month	CHF	200,000	(11,805)	–	(11,805)
Pay	Sterling Overnight Index Average	3.250%	9/20/53	12-Month	GBP	400,000	(50,889)	(12,067)	(38,822)
Pay	Sterling Overnight Index Average	3.500%	9/20/33	12-Month	GBP	9,100,000	(503,720)	(239,261)	(264,459)
Pay	Sterling Overnight Index Average	3.750%	9/20/28	12-Month	GBP	1,300,000	(44,695)	(6,601)	(38,094)
Pay	Sterling Overnight Index Average	4.000%	9/20/25	12-Month	GBP	1,300,000	(28,892)	(10,961)	(17,931)
Receive	Thai Overnight Repurchase Rate	2.250%	3/15/28	3-Month	THB	137,050,000	(14,207)	(13,097)	(1,110)

							$(1,791,120)	$(412,619)	$(1,378,501)

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2023, International Fixed Income Fund held the following OTC and Centrally Cleared Credit Default Swap Contracts:

OTC Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Reference Obligation & Ratings†	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit 5/31/23 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
China Government International Bonds, A+	(1.000)%	6/20/23	3-Month	BCLY	0.246%	USD	200,000	$(488)	$(3,815)	$3,327
China Government International Bonds, A+	(1.000)%	6/20/23	3-Month	GSC	0.246%	USD	500,000	(1,220)	(9,653)	8,433
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BCLY	0.228%	USD	600,000	(1,470)	(15,056)	13,586
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	BNP	0.228%	USD	400,000	(981)	(9,884)	8,903
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	HSBC	0.228%	USD	200,000	(490)	(4,989)	4,499
South Korea International Bonds, AA	(1.000)%	6/20/23	3-Month	JPM	0.228%	USD	400,000	(980)	(9,580)	8,600

								$(5,629)	$(52,977)	$47,348

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

OTC Credit Default Swaps on Sovereign Issue - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Counterparty	Implied Credit 5/31/23 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Appreciation
Republic of Italy Government International Bonds, BBB	1.000%	6/20/25	3-Month	BCLY	0.469%	USD	300,000	$3,731	$(7,348)	$11,079

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Centrally Cleared - Credit Default Swaps onIndexes - Buy Protection (1)

Reference Obligation & Ratings	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit 5/31/23 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Depreciation
Markit CDX North America Investment Grade Series 40 10-Year Index, NR	(1.000)%	6/20/33	3-Month	1.122%	USD	7,100,000	$55,400	$97,323	$(41,923)
Markit iTraxx Europe Series 38 10-Year Index, NR	(1.000)%	6/20/33	3-Month	1.171%	EUR	6,000,000	75,739	140,602	(64,863)

							$131,139	$237,925	$(106,786)

Centrally Cleared - Credit Default Swaps on Corporate Issues and Index - Sell Protection (4)

Reference Obligation & Ratings†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit 5/31/23 (2)	Notional Amount (3)		Market Value	Upfront Payment Paid	Unrealized Appreciation/ (Depreciation)
Markit CDX North America Investment Grade Series 40 5-Year Index, NR	1.000%	6/20/28	3-Month	0.748%	USD	16,700,000	$221,226	$115,379	$105,847
Ford Motor Credit Co., LLC, BB+	5.000%	6/20/25	3-Month	1.625%	USD	200,000	17,559	7,947	9,612
Jaguar Land Rover Automotive PLC, BB-	5.000%	6/20/26	3-Month	5.712%	EUR	200,000	(1,869)	12,873	(14,742)

							$236,916	$136,199	$100,717

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

At May 31, 2023, International Fixed Income Fund held the following OTC Cross-Currency Swap Contract:

Counterparty Pay	Counterparty Receive	Maturity Date (5)	Counterparty	Notional Amount of Currency Received (6)		Notional Amount of Currency Delivered (6)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	Floating rate equal to 3-Month AUD-LIBOR plus 0.423% based on the notional amount of currency delivered	8/1/29	GSC	USD	1,449,000	AUD	2,100,000	$(79,492)	$(3,920)	$(75,572)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(6)	The notional amounts to be received or delivered may be determined and exchanged at a future date, based on the effective date of the cross-currency swap.

At May 31, 2023, International Fixed Income Fund deposited cash collateral with brokers in the amount of $2,379,000 for open centrally cleared swap contracts.

At May 31, 2023, International Fixed Income Fund had cash collateral from brokers in the amount of $3,156,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

International Fixed Income Fund

Currency Abbreviations used in this schedule:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNY	—	China Yuan Renminbi
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli New Shekel
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PEN	—	Peruvian Sol
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
THB	—	Thai Baht
USD	—	United States Dollar
ZAR	—	South African Rand

Counterparty Abbreviations used in this schedule:

BCLY	—	Barclays Bank PLC
BNP	—	BNP Paribas SA
BOA	—	Bank of America
DUB	—	Deutsche Bank AG
GSC	—	Goldman Sachs & Co.
HSBC	—	HSBC Bank USA
JPM	—	JPMorgan Chase & Co.
RBS	—	Royal Bank of Scotland PLC
SCB	—	Standard Chartered Bank
SOG	—	Societe Generale SA
UBS	—	UBS Securities LLC

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
MUNICIPAL BONDS - 88.0%
Alabama - 1.1%
$ 965,000	A1(a)	Southeast Energy Authority A Cooperative District, Revenue Bonds, Series A, 5.250% due 1/1/54(b)	$1,013,206

Alaska - 0.2%
		Northern Tobacco Securitization Corp., Revenue Bonds:
105,000	BBB+	Series A, 4.000% due 6/1/50	91,931
5,000	A	Series B1, 0.500% due 6/1/31	5,000
80,000	BBB-	Series B1, 4.000% due 6/1/50	78,981

		Total Alaska	175,912

Arizona - 4.1%
530,000	BB	Arizona Industrial Development Authority, Revenue Bonds, Somerset Academy of Las Vegas – Aliante and Skye Canyon Campus Projects, 3.000% due 12/15/31(c)	450,106
2,815,000	A	Chandler Industrial Development Authority, Revenue Bonds, Variable AMT Intel Corp., AMT, 5.000% due 6/1/49(b)(d)	2,833,649
150,000	NR	Industrial Development Authority of the County of Pima (The), Revenue Bonds, Imagine East Mesa Charter School, 3.250% due 7/1/24(c)	147,916
400,000	BB+	Maricopa County Industrial Development Authority, Revenue Bonds, Paradise School Project Paragon Management Inc., 4.000% due 7/1/26(c)	391,707

		Total Arizona	3,823,378

California - 18.5%
195,000	NR	California Community Housing Agency, Revenue Bonds, Series A2, 4.000% due 8/1/51(c)	141,867
10,615,000	NR	California County Tobacco Securitization Agency, Revenue Bonds, zero coupon due 6/1/55	703,067
		California School Finance Authority, Revenue Bonds:
640,000	BBB	Aspire Public School Obligation Group, 5.000% due 8/1/32(c)	657,679
250,000	NR	iLead Lancaster Holdings LLC, Series A, 4.000% due 6/1/31(c)	230,574
		California State Public Works Board, Revenue Bonds:
1,000,000	A+	Series D, 4.000% due 5/1/47	972,089
1,000,000	A+	Series D, 5.000% due 11/1/46	1,093,649
15,750,000	NR	California Statewide Financing Authority, Revenue Bonds, Capital Appreciation Turbo Pooled Program, Series D, zero coupon due 6/1/55(c)	760,353
165,000	AAA	City & County of San Francisco, GO, Series R1, 5.000% due 6/15/32	197,390
1,000,000	AA-	City of Los Angeles Department of Airports, Revenue Bonds, AMT, 3.250% due 5/15/49(d)	768,089
1,565,000	AA+	County of Los Angeles Public Works Financing Authority, Revenue Bonds, Green Bond, LACMA Building for the Permanent Collection Project, Series A, 3.000% due 12/1/50	1,206,722
		CSCDA Community Improvement Authority, Revenue Bonds:
100,000	NR	3.125% due 8/1/56(c)	68,197
805,000	NR	3.250% due 4/1/57(c)	559,176
140,000	NR	4.000% due 10/1/56(c)	114,854
125,000	NR	4.000% due 12/1/56(c)	88,808
185,000	NR	Series A2A, 4.000% due 12/1/58(c)	137,104
100,000	NR	Series B, 4.000% due 12/1/59(c)	63,811
500,000	Aa3(a)	Livermore Valley Joint Unified School District, GO, 4.000% due 8/1/46	487,659
		Los Angeles Department of Water & Power, Revenue Bonds:
500,000	Aa2(a)	Series A, 5.000% due 7/1/47	541,822
1,000,000	Aa2(a)	Series B, 5.000% due 7/1/47	1,100,403
1,350,000	AA	Orange Unified School District, GO, 5.000% due 8/1/35	1,563,991
1,000,000	AA-	Regents of the University of California Medical Center Pooled Revenue, Revenue Bonds, 5.000% due 5/15/47	1,090,458
595,000	AA	Riverside County Public Financing Authority, Tax Allocation, Series A, 4.000% due 10/1/40	590,832
500,000	A2(a)	San Diego County Regional Airport Authority, Revenue Bonds, Series A, 4.000% due 7/1/51	473,926
485,000	Aa3(a)	San Diego Public Facilities Financing Authority, Revenue Bonds, Series A, 5.000% due 8/1/43	518,594
500,000	A+	San Francisco City & County Airport Comm-San Francisco International Airport, Revenue Bonds, AMT, Series 2020, 4.000% due 5/1/39(d)	483,044
500,000	AA	San Francisco City & County Public Utilities Commission Wastewater Revenue, Revenue Bonds, Green Bond, Series A, 5.000% due 10/1/44	554,716
475,000	Aa2(a)	Sonoma Valley Unified School District, GO, 4.000% due 8/1/38	479,901
		State of California, GO:
500,000	AA-	5.000% due 11/1/43	502,690
1,000,000	AA-	5.000% due 4/1/31	1,162,244

		Total California	17,313,709

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Colorado - 2.4%
$ 750,000	AA-	City & County of Denver, Airport System Revenue, Revenue Bonds, AMT, Series A, 5.000% due 11/15/30(d)	$790,942
1,435,000	AA+	City of Colorado Springs, Utilities System Revenue, Revenue Bonds, System Improvement, Series B2, 5.000% due 11/15/38	1,441,661

		Total Colorado	2,232,603

District of Columbia - 1.2%
2,075,000	WD(e)	District of Columbia Tobacco Settlement Financing Corp., Revenue Bonds, Capital Appreciation Asset-Backed, Series B, zero coupon due 6/15/46	396,954
700,000	AA-	Metropolitan Washington Airports Authority Aviation Revenue, Revenue Bonds, AMT, Series A, 4.000% due 10/1/36(d)	693,348

		Total District of Columbia	1,090,302

Florida - 6.1%
500,000	NR	Boggy Creek Improvement District, Special Assessment, Series 2013, 5.125% due 5/1/43	499,968
1,000,000	A	Brevard County Health Facilities Authority, Revenue Bonds, Health First Obligated Group, Series A, 5.000% due 4/1/47	1,042,831
665,000	AA+	Broward County, Water & Sewer Utility Revenue, Revenue Bonds, Series A, 4.000% due 10/1/45	652,593
225,000	Baa3(a)	Capital Projects Finance Authority, Revenue Bonds, Florida University Project, Series A1, 5.000% due 10/1/26	230,598
		Capital Trust Agency Inc., Revenue Bonds:
100,000	Ba1(a)	Viera Charter Schools Inc. Project, Series A, 4.000% due 10/15/29(c)	94,912
2,500,000	NR	Wonderful Foundations Charter, Series B, zero coupon due 1/1/60	140,339
1,400,000	A+	City of Cape Coral, Water & Sewer Revenue, Revenue Bonds, 5.000% due 10/1/39	1,460,965
130,000	NR	Finley Woods Community Development District, Special Assessment, Area One, 3.150% due 5/1/25	126,843
		Florida Development Finance Corp., Revenue Bonds:
190,000	NR	Waste Pro USA Inc. Project, AMT, 5.000% due 5/1/29(c)(d)	179,653
100,000	BBB	Mater Academy Project, Series A, 5.000% due 6/15/56	94,764
275,000	NR	Lakewood Ranch Stewardship District, Special Assessment, Isles Lakewood Ranch Project, 3.875% due 5/1/29	265,856
1,000,000	A+	Orange County Health Facilities Authority, Revenue Bonds, Orlando Health Obligated Group, 4.000% due 10/1/52	888,262

		Total Florida	5,677,584

Georgia - 3.1%
		Main Street Natural Gas Inc., Revenue Bonds:
2,500,000	Aa1(a)	Series A, 4.000% due 7/1/52(b)	2,489,638
435,000	A3(a)	Series B, 5.000% due 12/1/52(b)	454,076

		Total Georgia	2,943,714

Guam - 0.0%@
		Territory of Guam, Revenue Bonds:
15,000	Ba1(a)	Series A, 5.000% due 11/1/27	15,552
15,000	Ba1(a)	Series A, 5.000% due 11/1/28	15,691
15,000	Ba1(a)	Series A, 5.000% due 11/1/29	15,802

		Total Guam	47,045

Illinois - 2.0%
600,000	A	Illinois Finance Authority, Revenue Bonds, DePaul University, 5.000% due 10/1/36	623,385
1,270,000	A-	State of Illinois, GO, Series D, 5.000% due 11/1/23	1,275,952

		Total Illinois	1,899,337

Indiana - 3.9%
2,815,000	Aa3(a)	Indiana Finance Authority, Revenue Bonds, Franciscan Alliance Inc., Series A, 4.000% due 11/1/51	2,641,013
1,000,000	A+	Indiana Municipal Power Agency, Revenue Bonds, Power Supply, Series C, 5.000% due 1/1/37	1,027,994

		Total Indiana	3,669,007

Iowa - 1.1%
1,000,000	A3(a)	PEFA Inc., Revenue Bonds, 5.000% due 9/1/49(b)	1,021,253

Kentucky - 0.2%
230,000	NR	City of Henderson, Revenue Bonds, AMT, Pratt Paper LLC Project, Series A, 4.450% due 1/1/42(c)(d)	216,925

Louisiana - 0.5%
		New Orleans Aviation Board, AMT, General Airport North Terminal, Revenue Bonds:
250,000	A	Series B, 5.000% due 1/1/38(d)	256,081
250,000	A	Series B, 5.000% due 1/1/37(d)	257,052

		Total Louisiana	513,133

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Maryland - 1.2%
		City of Baltimore, Tax Allocation, Harbor Point Project:
$ 200,000	NR	Series A, 2.750% due 6/1/24(c)	$195,871
125,000	NR	Series A, 2.800% due 6/1/25(c)	120,075
135,000	NR	Series A, 2.850% due 6/1/26(c)	127,442
25,000	NR	Series B, 3.000% due 6/1/24(c)	24,514
630,000	Baa3(a)	Maryland Economic Development Corp., Revenue Bonds, Green Bond, Purple Line Light Rail Project, AMT, Series B, 5.250% due 6/30/55(d)	639,569

		Total Maryland	1,107,471

Massachusetts - 2.4%
1,000,000	AAA	City of Boston, GO, Series A, 5.000% due 11/1/38	1,164,178
1,000,000	AA+	Massachusetts Bay Transportation Authority Sales Tax Revenue, Revenue Bonds, Series A1, 5.000% due 7/1/44	1,046,662

		Total Massachusetts	2,210,840

Michigan - 1.0%
		Michigan Finance Authority, Revenue Bonds:
200,000	BB+	Cesar Chavez Academy Project, 3.250% due 2/1/24	197,913
190,000	A1(a)	McLaren Health Care Corp., Series D2, 1.200% due 10/15/38(b)	164,810
500,000	AA+	Michigan State Housing Development Authority, Revenue Bonds, Series D, 5.100% due 12/1/37	527,982

		Total Michigan	890,705

Mississippi - 0.1%
115,000	B-	Mississippi Business Finance Corp., Revenue Bonds, AMT, 7.750% due 7/15/47(b)(d)	93,286

Nebraska - 0.6%
500,000	A2(a)	Central Plains Energy Project, Revenue Bonds, Series 1, 5.000% due 5/1/53(b)	520,627

Nevada - 0.1%
50,000	Ba1(a)	City of Sparks, Revenue Bonds, Senior Sales Tax Anticipation, Series A, 2.500% due 6/15/24(c)	49,981

New Jersey - 3.9%
100,000	BBB	Camden County Improvement Authority (The), Revenue Bonds, KIPP Cooper Norcross High School, 6.000% due 6/15/62	105,131
		New Jersey Economic Development Authority, Revenue Bonds:
215,000	NR	Golden Door Charter School Project, Series A, 5.125% due 11/1/29(c)	212,852
1,000,000	A-	Series RRR, 5.000% due 3/1/28	1,070,579
		New Jersey Transportation Trust Fund Authority, Revenue Bonds:
1,250,000	A+	Highway Reimbursement, Series A, 5.000% due 6/15/30	1,305,680
1,000,000	A-	Series A, 4.000% due 6/15/40	960,008

		Total New Jersey	3,654,250

New York - 9.1%
1,000,000	AA	City of New York, GO, Series B, 5.250% due 10/1/47	1,111,437
500,000	AA+	New York City Municipal Water Finance Authority, Revenue Bonds, Series CC1, 4.000% due 6/15/51	486,643
1,800,000	AA	New York City Transitional Finance Authority Building Aid Revenue, Revenue Bonds, Series S1, 5.000% due 7/15/43	1,858,776
500,000	AA+	New York State Dormitory Authority, Revenue Bonds, Bidding Group, Series B, Unrefunded Portion, 5.000% due 2/15/43	527,244
180,000	AA+	New York State Thruway Authority, Revenue Bonds, Series A, 4.125% due 3/15/52	176,684
225,000	Baa3(a)	New York Transportation Development Corp., Revenue Bonds, Delta Air Lines Inc. — LaGuardia, AMT, 4.000% due 10/1/30(d)	224,000
1,000,000	AA-	Port Authority of New York & New Jersey, Revenue Bonds, Series 230, 3.000% due 12/1/31	999,190
1,000,000	AA+	Triborough Bridge & Tunnel Authority Sales Tax Revenue, Revenue Bonds, Triborough Bridge and Tunnel Authority Capital Lockbox, Series A, 5.000% due 5/15/40	1,118,505
		Triborough Bridge & Tunnel Authority, Revenue Bonds:
275,000	AA+	Series C1A, 5.000% due 5/15/39	303,554
1,000,000	AA+	Series C3, 4.000% due 5/15/51	947,986
660,000	AA+	Series D2, 5.500% due 5/15/52	744,699

		Total New York	8,498,718

North Dakota - 0.9%
1,000,000	Aa1(a)	North Dakota Housing Finance Agency, Revenue Bonds, Water and Sewer System, Series A, 3.700% due 1/1/46	878,943

Ohio - 2.1%
		Buckeye Tobacco Settlement Financing Authority, Revenue Bonds:
85,000	BBB+	Series A2, 3.000% due 6/1/48	62,763
455,000	NR	Series B2, 5.000% due 6/1/55	421,561
915,000	AA+	Northeast Ohio Regional Sewer District, Revenue Bonds, 4.000% due 11/15/43	880,266
600,000	Baa3(a)	Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Remarketing, Series A, 2.875% due 2/1/26	563,376

		Total Ohio	1,927,966

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Face Amount†	Rating††	Security	Value
Oregon - 1.1%
$ 1,000,000	AA-	Port of Portland Airport Revenue, Revenue Bonds, Green Bond, AMT, Series 29, 5.000% due 7/1/38(d)	$1,070,325

Pennsylvania - 1.1%
100,000	BB	Bucks County Industrial Development Authority, Revenue Bonds, Grand View Hospital Project, 5.000% due 7/1/28	98,953
		Pennsylvania Turnpike Commission, Revenue Bonds:
170,000	A+	Series A, 4.000% due 12/1/45	162,978
830,000	A+	Series A, 4.000% due 12/1/46	793,846

		Total Pennsylvania	1,055,777

Puerto Rico - 1.2%
		Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Revenue Bonds:
664,000	NR	Series A1, 4.750% due 7/1/53	615,700
230,000	NR	Series A1, zero coupon due 7/1/24	220,064
225,000	NR	Series A1, zero coupon due 7/1/46	60,806
216,000	NR	Series A2, 4.784% due 7/1/58	198,961

		Total Puerto Rico	1,095,531

South Carolina - 3.4%
2,000,000	A	South Carolina Jobs-Economic Development Authority, Revenue Bonds, Prisma Health Obligation Group, Series A, 5.000% due 5/1/28	2,122,192
1,000,000	A+	South Carolina Ports Authority, Revenue Bonds, AMT, 5.000% due 7/1/43(d)	1,032,978

		Total South Carolina	3,155,170

Tennessee - 0.8%
245,000	Baa1(a)	Tennergy Corp., Revenue Bonds, Gas Supply, Series A, 5.500% due 10/1/53(b)	258,467
485,000	Aa2(a)	Tennessee Housing Development Agency, Revenue Bonds, Series A, 3.850% due 1/1/35	482,450

		Total Tennessee	740,917

Texas - 6.1%
		City of Dallas, GO:
630,000	AA-	5.000% due 2/15/28	683,955
500,000	AA-	Series A, 5.000% due 2/15/37(f)	566,942
505,000	NR	New Hope Cultural Education Facilities Finance Corp., Revenue Bonds, Beta Academy, 3.375% due 8/15/29(c)	455,642
1,000,000	AA-	North Texas Tollway Authority, Revenue Bonds, Series A, 5.000% due 1/1/39	1,026,573
795,000	Aaa(a)	Northside Independent School District, GO, PSF-GTD-Insured, 0.700% due 6/1/50(b)	747,107
1,250,000	AA+	San Antonio Water System, Revenue Bonds, Junior Lien Revenue and Refunding Bonds, Series C, 5.000% due 5/15/46	1,293,404
1,000,000	AA-	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospitals of Dallas, 4.000% due 10/1/52	935,026

		Total Texas	5,708,649

Utah - 1.1%
500,000	Aaa(a)	Canyons School District, GO, Utah School Bonds Guaranty Program, 2.500% due 6/15/30	468,283
500,000	A-	Utah Associated Municipal Power Systems, Revenue Bonds, Horse Butte Wind, Series A, 5.000% due 9/1/32	539,417

		Total Utah	1,007,700

Virginia - 2.5%
1,000,000	AA	Hampton Roads Transportation Accountability Commission, Revenue Bonds, Series A, 4.000% due 7/1/52	962,540
1,000,000	AA+	Virginia College Building Authority, Revenue Bonds, 21st Century College Equipment Program, 5.000% due 2/1/32	1,176,778
80,000	AA+	Virginia Housing Development Authority, Revenue Bonds, Series G, 5.150% due 11/1/52	82,609
100,000	BBB	Virginia Small Business Financing Authority, Revenue Bonds, AMT, 4.000% due 1/1/48(d)	86,436

		Total Virginia	2,308,363

Washington - 3.0%
1,000,000	AA+	King County School District No. 401 Highline, GO, SCH BD GTY-Insured, 5.000% due 12/1/35	1,098,567
1,500,000	AA+	State of Washington, GO, Series R-2022, 4.000% due 7/1/33	1,617,375
100,000	BB(e)	Washington State Housing Finance Commission, Revenue Bonds, Transforming Age Projects, Series A, 5.000% due 1/1/26(c)	96,186

		Total Washington	2,812,128

Wisconsin - 1.9%
		Wisconsin Health & Educational Facilities Authority, Revenue Bonds:
1,300,000	AA-	Aspirus Inc. Obligation Group, Series A, 4.000% due 8/15/40	1,236,999
500,000	AA	Milwaukee Regional Medical Center Thermal Service Obligated Group, 5.000% due 4/1/37	534,565

		Total Wisconsin	1,771,564

		TOTAL MUNICIPAL BONDS (Cost - $84,582,662)	82,196,019

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

Shares/Units	Security	Value
OPEN END MUTUAL FUND SECURITY - 2.9%
United States - 2.9%
25,000	iShares® National Muni Bond ETF, Common Class Shares (Cost - $2,593,878)	$2,659,250

	TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $87,176,540)	84,855,269

Face Amount†
SHORT-TERM INVESTMENTS - 9.1%
TIME DEPOSITS - 9.1%
$ 540,845	Barclays Bank PLC - London, 4.430% due 6/1/23	540,845
7,935,159	Citibank - New York, 4.430% due 6/1/23	7,935,159

	TOTAL SHORT-TERM INVESTMENTS (Cost - $8,476,004)	8,476,004

	TOTAL INVESTMENTS - 100.0% (Cost - $95,652,544)	93,331,273

	Other Assets in Excess of Liabilities - 0.0%	22,069

	TOTAL NET ASSETS - 100.0%	$93,353,342

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)	Rating by Moody’s Investors Service.
(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(c)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $5,586,205 and represents 6.0% of net assets.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (AMT).
(e)	Rating by Fitch Ratings Service.
(f)	When-issued security.

At May 31, 2023, for Municipal Bond Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Municipal Bond Fund	$ 95,652,544	$ 692,165	$ (3,022,505)	$ (2,330,340)

Abbreviations used in this schedule:

AMT	—	Alternative Minimum Tax
ETF	—	Exchange-Traded Fund
GO	—	General Obligation
PSF-GTD	—	Permanent School Fund Guaranteed
SCH BD GTY	—	Oregon School Bond Guaranty

Summary of Investments by Industry^
General Obligation	34.1%
Health Care Providers & Services	10.9
Water and Sewer	6.8
Airport	6.2
Development	5.4
School District	5.2
Transportation	4.0
Education	3.4
Capital Markets	2.9
Tobacco Settlement	2.7
Utilities	2.6
Power	2.3
Single Family Housing	2.0
Multifamily Housing	1.4
Higher Education	0.7
Housing	0.2
Nursing Homes	0.1
Short-Term Investments	9.1

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Municipal Bond Fund

At May 31, 2023, Municipal Bond Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
U.S. Treasury 5-Year Note September Futures	8	9/23	$874,250	$872,625	$1,625
U.S. Treasury 10-Year Note September Futures	6	9/23	685,406	686,813	(1,407)
U.S. Treasury Long Bond September Futures	7	9/23	889,119	898,406	(9,287)

					$(9,069)

At May 31, 2023, Municipal Bond Fund had deposited cash of $58,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

See pages 274-276 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT AGENCIES & OBLIGATIONS - 106.7%
	U.S. Treasury Inflation Indexed Bonds:
$ 1,937,549	2.375% due 1/15/25	$1,930,872
2,316,117	2.000% due 1/15/26	2,311,548
2,012,756	1.750% due 1/15/28	2,017,127
2,782,474	3.625% due 4/15/28	3,029,611
1,956,943	2.500% due 1/15/29	2,046,022
2,289,567	3.875% due 4/15/29	2,571,134
40,812	3.375% due 4/15/32	47,101
1,089,262	2.125% due 2/15/40	1,174,065
895,895	2.125% due 2/15/41	965,992
2,404,422	0.750% due 2/15/42	2,045,808
905,860	0.625% due 2/15/43	744,176
2,421,856	1.375% due 2/15/44	2,282,911
1,307,416	0.750% due 2/15/45	1,080,298
1,643,292	1.000% due 2/15/46	1,426,818
1,738,056	0.875% due 2/15/47	1,458,177
1,248,490	1.000% due 2/15/48	1,073,448
959,600	1.000% due 2/15/49	824,880
1,127,069	0.250% due 2/15/50	785,893
1,391,208	0.125% due 2/15/51	923,887
542,140	0.125% due 2/15/52	358,508
	U.S. Treasury Inflation Indexed Notes:
4,656,960	0.625% due 1/15/24(a)	4,574,833
4,188,695	0.500% due 4/15/24(a)	4,085,636
2,705,835	0.125% due 10/15/24	2,616,453
3,973,036	0.125% due 4/15/25	3,805,234
1,909,200	0.375% due 7/15/25	1,841,141
581,640	0.125% due 10/15/25	556,079
3,506,000	0.625% due 1/15/26	3,379,334
1,611,330	0.125% due 4/15/26	1,526,004
2,436,591	0.125% due 7/15/26	2,311,692
2,098,702	0.125% due 10/15/26(a)	1,984,837
2,786,452	0.375% due 1/15/27	2,644,835
855,224	0.125% due 4/15/27	801,403
2,850,332	0.375% due 7/15/27	2,705,796
2,751,111	1.625% due 10/15/27(a)	2,747,143
4,990,085	0.500% due 1/15/28(a)	4,725,766
7,827,950	0.750% due 7/15/28(a)	7,516,368
3,574,186	0.875% due 1/15/29	3,432,846
3,265,060	0.250% due 7/15/29	3,024,874
1,806,666	0.125% due 1/15/30	1,644,825
2,672,358	0.125% due 7/15/30	2,429,432
2,330,595	0.125% due 1/15/31	2,101,508
5,867,346	0.125% due 7/15/31(a)	5,274,414
4,246,554	0.125% due 1/15/32	3,789,335
7,271,950	0.625% due 7/15/32(a)	6,773,139

	TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS (Cost - $114,562,011)	105,391,203

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2%
			Alternative Loan Trust:
$ 187,863		Caa2(b)	Series 2006-HY11, Class A1, 5.378% (1-Month USD-LIBOR + 0.240%) due 6/25/36(c)	$169,774
29,840		NR	Series 2007-4CB, Class 1A35, 6.000% due 4/25/37	25,706
407,788		Caa3(b)	Alternative Loan Trust Resecuritization, Series 2008-2R, Class 1A1, 6.000% due 8/25/37(c)	339,444
300,000		Aaa(b)	ARES L CLO Ltd., Series 2018-50A, Class AR, 6.310% (3-Month USD-LIBOR + 1.050%) due 1/15/32(c)(d)	295,606
17,177		NR	Bear Stearns Adjustable Rate Mortgage Trust, Series 2003-3, Class 3A2, 4.714% due 5/25/33(c)	16,154
147,792		CCC	Bear Stearns Asset-Backed Securities Trust, Series 2004-1, Class M1, 6.113% (1-Month USD-LIBOR + 0.975%) due 6/25/34(c)	149,630
300,000	EUR	Aaa(b)	Cairn CLO BV, Series 2018-10A, Class AR, 3.957% (3-Month EURIBOR + 0.780%) due 10/15/31(c)(d)	313,262
300,000	EUR	Aaa(b)	Carlyle Global Markets Euro CLO Ltd., Series 2014-2A, Class AR-1, 4.073% (3-Month EURIBOR + 0.750%) due 11/15/31(c)(d)	312,847
29,734		NR	Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2004-A, Class A1, 5.498% (1-Month USD-LIBOR + 0.360%) due 3/25/35(c)(d)	28,706
			CHL Mortgage Pass-Through Trust:
498,812		NR	Series 2005-HYB6, Class 2A1, 3.845% due 10/20/35(c)	470,007
49,258		NR	Series 2005-HYB9, Class 2A1, 5.512% (1-Year USD-LIBOR + 1.750%) due 2/20/36(c)	44,119
85,792		Caa2(b)	Series 2006-6, Class A4, 6.000% due 4/25/36	47,263
120,142		NR	Series 2007-1, Class A1, 6.000% due 3/25/37	60,883
			Citigroup Mortgage Loan Trust:
4,309		NR	Series 2004-HYB2, Class 2A, 4.321% due 3/25/34(c)	4,058
114,355		Caa2(b)	Series 2007-AR4, Class 1A1A, 4.001% due 3/25/37(c)	98,904
16,042		CCC(e)	Citigroup Mortgage Loan Trust Inc., Series 2004-NCM2, Class 1CB1, 5.500% due 8/25/34	14,524
224,972		NR	Credit Suisse Commercial Mortgage, Series 2015-3R, Class 5A2, 5.288% (1-Month USD-LIBOR + 0.150%) due 9/29/36(c)(d)	215,958
			Credit-Based Asset Servicing & Securitization LLC:
153,000		BBB-	Series 2005-CB3,Class M4,3.706% (1-Month USD-LIBOR + 1.050%) due 6/25/35(c)	145,186
727,132		CC	Series 2007-CB6, Class A3, 5.240% (1-Month USD-LIBOR + 0.220%) due 7/25/37(c)(d)	490,612
			CWABS Asset-Backed Certificates Trust:
149,011		Caa2(b)	Series 2004-7, Class MV5, 4.095% (1-Month USD-LIBOR + 1.725%) due 11/25/34(c)	129,356
275,383		CC	Series 2007-1, Class 1A, 5.278% (1-Month USD-LIBOR + 0.140%) due 7/25/37(c)	249,781
57,286		D	Series 2007-6, Class 1A, 5.338% (1-Month USD-LIBOR + 0.200%) due 9/25/37(c)	49,891
301,926		CCC	Series 2007-8, Class 1A1, 5.328% (1-Month USD-LIBOR + 0.190%) due 11/25/37(c)	277,326
500,000	EUR	AAA	Dryden 44 Euro CLO, Series 2015-44A, Class A1RR, 4.057% (3-Month EURIBOR + 0.880%) due 4/15/34(c)(d)	518,947
329,840		Aaa(b)	Dryden Senior Loan Fund, Series 2017-47A, Class A1R, 6.240% (3-Month USD-LIBOR + 0.980%) due 4/15/28(c)(d)	327,549
631,902		CCC	Ellington Loan Acquisition Trust, Series 2007-1, Class A1, 6.238% (1-Month USD-LIBOR + 1.100%) due 5/25/37(c)(d)	604,328
500,000		NR	Freddie Mac Multifamily Structured Pass Through Certificates, Series KBX1, Class A2, 2.920% due 1/25/26	482,551
			Government National Mortgage Association (GNMA):
236,506		NR	Series 2018-H15, Class FG, 3.858% (1-Year USD-LIBOR + 0.150%) due 8/20/68(c)	229,831
500,000		NR	Series 2023-H11, Class FC, 6.100% (30-Day Average SOFR + 1.100%) due 5/20/73(c)(f)	501,675
20,137		D	GSAA Trust, Series 2006-7, Class AF4A, step bond to yield, 6.720% due 3/25/46	11,626
3,374		AA-	HarborView Mortgage Loan Trust, Series 2005-9, Class 2A1A, 5.828% (1-Month USD-LIBOR + 0.680%) due 6/20/35(c)	3,073
285,205	EUR	AAA	Harvest CLO, Series 11A, Class ARR, 3.640% (3-Month EURIBOR + 0.650%) due 6/26/30(c)(d)	298,318
43,304		B-	IndyMac INDX Mortgage Loan Trust, Series 2005-16IP, Class A1, 5.778% (1-Month USD-LIBOR + 0.640%) due 7/25/45(c)	34,303
187,683		CCC	JP Morgan Alternative Loan Trust, Series 2006-A1, Class 1A1, 5.598% (1-Month USD-LIBOR + 0.460%) due 3/25/36(c)	177,541
63,490		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.557% (1-Month USD-LIBOR + 1.450%) due 12/15/31(c)(d)	56,624
118,784	EUR	AAA	Jubilee CDO BV, Series 2015-16A, Class A1R, 3.757% (3-Month EURIBOR + 0.800%) due 12/15/29(c)(d)	125,741
224,459		NR	Lehman XS Trust, Series 2007-20N, Class A1, 7.438% (1-Month USD-LIBOR + 2.300%) due 12/25/37(c)	227,410

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 11.2% - (continued)
$ 155,990		CC	Long Beach Mortgage Loan Trust, Series 2006-7, Class 2A2, 5.378% (1-Month USD-LIBOR + 0.240%) due 8/25/36(c)	$66,134
17,850		Aaa(b)	Midocean Credit CLO V, Series 2016-5A, Class AR, 6.385% (3-Month USD-LIBOR + 1.120%) due 7/19/28(c)(d)	17,865
5,048		NR	MRFC Mortgage Pass-Through Trust, Series 2000-TBC2, Class A1, 5.587% (1-Month USD-LIBOR + 0.480%) due 6/15/30(c)	4,925
			New Residential Mortgage Loan Trust:
36,254		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(c)(d)	35,074
189,979		Aaa(b)	Series 2019-RPL3, Class A1, 2.750% due 7/25/59(c)(d)	177,377
			Option One Mortgage Loan Trust:
91,666		CC	Series 2007-1, Class 1A1, 5.278% (1-Month USD-LIBOR + 0.140%) due 1/25/37(c)	60,715
88,467		CC	Series 2007-2, Class 1A1, 5.278% (1-Month USD-LIBOR + 0.140%) due 3/25/37(c)	58,820
288,536		Aaa(b)	OZLM VIII Ltd., Series 2014-8A, Class A1R3, 6.240% (3-Month USD-LIBOR + 0.980%) due 10/17/29(c)(d)	285,590
225,911		BBB+	RASC Trust, Series 2006-KS3, Class M1, 5.633% (1-Month USD-LIBOR + 0.330%) due 4/25/36(c)	222,007
504,254		NR	Residential Asset Securitization Trust, Series 2006-A10, Class A5, 6.500% due 9/25/36	182,041
			Securitized Asset-Backed Receivables LLC Trust:
458,306		CC	Series 2006-FR3, Class A3, 5.638% (1-Month USD-LIBOR + 0.500%) due 5/25/36(c)	248,832
95,047		CC	Series 2006-HE2, Class A2C, 5.438% (1-Month USD-LIBOR + 0.300%) due 7/25/36(c)	40,140
98,444		NR	Sequoia Mortgage Trust, Series 6, Class A, 5.772% (1-Month USD-LIBOR + 0.640%) due 4/19/27(c)	93,907
			Soundview Home Loan Trust:
207,529		CC	Series 2007-OPT1, Class 1A1, 5.338% (1-Month USD-LIBOR + 0.200%) due 6/25/37(c)	142,853
52,539		CCC	Series 2007-OPT2, Class 2A3, 5.318% (1-Month USD-LIBOR + 0.180%) due 7/25/37(c)	44,711
497,881	EUR	Aaa(b)	St Paul’s CLO DAC, Series 4A, Class ARR1, 4.091% (3-Month EURIBOR + 0.830%) due 4/25/30(c)(d)	521,400
64,114		Aaa(b)	Symphony CLO XVII Ltd., Series 2016-17A, Class AR, 6.140% (3-Month USD-LIBOR + 0.880%) due 4/15/28(c)(d)	63,802
160,178		Aaa(b)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.140% (3-Month USD-LIBOR + 0.880%) due 4/15/27(c)(d)	159,440
500,000		Aaa(b)	VMC Finance LLC, Series 2022-FL5, Class A, 6.814% (30-Day Average SOFR + 1.900%) due 2/18/39(c)(d)	492,017
			Voya CLO Ltd.:
330,765		Aaa(b)	Series 2017-1A, Class A1R, 6.210% (3-Month USD-LIBOR + 0.950%) due 4/17/30(c)(d)	326,973
256,030		AAA	Series 2017-2A, Class A1R, 6.240% (3-Month USD-LIBOR + 0.980%) due 6/7/30(c)(d)	253,265
			WaMu Mortgage Pass-Through Certificates Trust:
5,815		Baa1(b)	Series 2002-AR2, Class A, 3.760% (11th District Cost of Funds Index + 1.250%) due 2/27/34(c)	5,474
2,506		NR	Series 2002-AR17, Class 1A, 4.943% (1-Year Treasury Average Rate + 1.200%) due 11/25/42(c)	2,327

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,013,939)	11,054,203

SOVEREIGN BONDS - 7.6%
Australia - 0.3%
290,000	AUD	Aaau(b)	Australia Government Bonds, 3.000% due 9/20/25	280,589

Canada - 0.5%
			Canadian Government Real Return Bonds:
530,481	CAD	AAA	4.250% due 12/1/26	425,907
59,746	CAD	AAA	0.500% due 12/1/50	35,246

			Total Canada	461,153

France - 1.3%
			French Republic Government Bonds OAT:
696,282	EUR	AA-u(e)	0.100% due 3/1/26(d)	740,572
232,454	EUR	AA-u(e)	0.100% due 7/25/31(d)	245,499
342,354	EUR	AA-u(e)	0.100% due 7/25/38(d)	343,238

			Total France	1,329,309

Italy - 3.7%
			Italy Buoni Poliennali Del Tesoro:
3,097,458	EUR	NR	1.400% due 5/26/25(d)	3,304,853
353,538	EUR	Baa3u(b)	0.400% due 5/15/30(d)	345,835

			Total Italy	3,650,688

Japan - 1.6%
			Japanese Government CPI Linked Bonds:
62,340,580	JPY	A1(b)	0.100% due 3/10/28	470,938
140,610,220	JPY	A1(b)	0.100% due 3/10/29	1,067,255

			Total Japan	1,538,193

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
SOVEREIGN BONDS - 7.6% - (continued)
New Zealand - 0.2%
270,000	NZD	AAA	New Zealand Government Bonds Inflation Linked Bonds, 2.500% due 9/20/35	$205,717

			TOTAL SOVEREIGN BONDS (Cost - $8,395,190)	7,465,649

MORTGAGE-BACKED SECURITIES - 5.3%
FHLMC - 0.2%
			Federal Home Loan Mortgage Corp. (FHLMC):
$ 190,496			3.500% due 6/1/52	174,982
96,053			3.000% due 7/1/52	85,244

			Total FHLMC	260,226

FNMA - 5.1%
			Federal National Mortgage Association (FNMA):
35,917			4.000% due 3/1/50	34,322
190,846			3.000% due 5/1/52	169,408
96,294			4.500% due 10/1/52	93,134
2,700,000			4.000% due 7/1/53(g)	2,552,660
800,000			4.500% due 7/1/53(g)	773,828
1,400,000			5.000% due 7/1/53(g)	1,378,645

			Total FNMA	5,001,997

			TOTAL MORTGAGE-BACKED SECURITIES (Cost - $5,364,279)	5,262,223

CORPORATE BONDS & NOTES - 2.4%
Banks - 1.6%
100,000	GBP	BBB	HSBC Holdings PLC, Subordinated Notes, 6.000% due 3/29/40	109,158
			NatWest Group PLC, Senior Unsecured Notes:
200,000		BBB+	4.519% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	199,639
200,000		BBB+	6.684% (3-Month USD-LIBOR + 1.550%) due 6/25/24(c)	200,020
			Nykredit Realkredit AS, Covered Notes:
9,188,477	DKK	AAA	1.000% due 10/1/50	958,465
670,699	DKK	AAA	1.000% due 10/1/53	68,454
2	DKK	AAA	1.500% due 10/1/53	–

			Total Banks	1,535,736

Diversified Financial Services - 0.8%
			Jyske Realkredit AS, Covered Notes:
3,516,289	DKK	AAA	1.000% due 10/1/50	367,715
484,141	DKK	AAA	1.500% due 10/1/53	52,257
			Nordea Kredit Realkreditaktieselskab, Covered Notes:
1,697,082	DKK	AAA	1.000% due 10/1/50	177,939
100,002	DKK	AAA	1.500% due 10/1/53	9,705
			Realkredit Danmark AS, Covered Notes:
1,245,186	DKK	AAA	1.000% due 10/1/50	129,768
579,818	DKK	AAA	1.000% due 10/1/53	58,413
182,136	DKK	AAA	1.500% due 10/1/53	19,852

			Total Diversified Financial Services	815,649

			TOTAL CORPORATE BONDS & NOTES (Cost - $3,200,881)	2,351,385

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $143,536,300)	131,524,663

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Face Amount/Units†		Security	Value
SHORT-TERM INVESTMENTS - 0.7%
TIME DEPOSITS - 0.7%
5,831	AUD	ANZ National Bank - London, 2.620% due 6/1/23	$3,792
$443,222		Barclays Bank PLC - London, 4.430% due 6/1/23	443,222
748	CAD	BBH - Grand Cayman, 3.330% due 6/1/23	551
		BNP Paribas - Paris:
15,848	SEK	2.220% due 6/1/23	1,460
448	SGD	2.310% due 6/1/23	331
		Skandinaviska Enskilda Banken AB - Stockholm:
525	DKK	1.770% due 6/1/23	75
460	NOK	2.090% due 6/1/23	42
185,279	EUR	2.110% due 6/1/23	197,990
947	GBP	3.390% due 6/1/23	1,177
5,073	ZAR	Standard Chartered Bank - Johannesburg, 6.350% due 6/1/23	257
5,189	NZD	Societe Generale SA - Paris, 4.520% due 6/1/23	3,124
10,044,132	JPY	Sumitomo Mitsui Banking Corp. - Tokyo, (0.370)% due 6/1/23	72,091

		TOTAL SHORT-TERM INVESTMENTS (Cost - $724,112)	724,112

		TOTAL INVESTMENTS IN SECURITIES (Cost - $144,260,412)	132,248,775

		TOTAL INVESTMENTS IN PURCHASED OPTIONS (Cost - $68,276)	236,496

		TOTAL INVESTMENTS - 134.1% (Cost - $144,328,688)	132,485,271

		Liabilities in Excess of Other Assets - (34.1)%	(33,719,859)

		TOTAL NET ASSETS - 100.0%	$98,765,412

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
(a)	Position, or portion thereof, has been segregated to collateralize reverse repurchase agreement.
(b)	Rating by Moody’s Investors Service.
(c)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(d)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $10,901,298 and represents 11.0% of net assets.

(e)	Rating by Fitch Ratings Service.
(f)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(g)	This security is traded on a TBA basis (see Note 1).

At May 31, 2023, for Inflation-Linked Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Inflation-Linked Fixed Income Fund	$ 144,328,688	$ 5,573,268	$ (18,466,087)	$ (12,892,819)

Abbreviations used in this schedule:

CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
CPI	—	Consumer Price Index
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
OAT	—	Obligations assimilables du Trésor
PLC	—	Public Limited Company
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
U.S. Government Agencies & Obligations	79.5%
Collateralized Mortgage Obligations	8.3
Sovereign Bonds	5.6
Mortgage-Backed Securities	4.0
Corporate Bonds & Notes	1.8
Purchased Options	0.2
Short-Term Investments	0.6

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2023, Inflation-Linked Fixed Income Fund held the following Option Contracts Purchased:

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
1,100,000	$60,684	OTC 30-Year Swaption, 3-Month USD-LIBOR, Put (Cost - $68,276)	DUB	11/17/23	2.237%	$236,496

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2023, Inflation-Linked Fixed Income Fund held the following Option Contracts Written:

Interest Rate Swaption

Number of Contracts	Notional Amount†	Security Name	Counterparty	Expiration Date	Exercise Rate	Value
5,600,000	$308,936	OTC 5-Year Swaption, 3-Month USD-LIBOR, Put (Premiums received - $70,560)	DUB	11/17/23	2.340%	$328,816

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2023, International Fixed Income Fund held the following Reverse Repurchase Agreements:

Face Amounts†	Security	Value
	NatWest Markets Securities Inc.:
$ 4,400,875	5.210% due 6/1/23	$4,400,875
4,668,750	5.220% due 6/8/23	4,668,750
	Nomura Securities International, Inc.:
21,458,763	5.200% due 7/17/23	21,458,763

	TOTAL REVERSE REPURCHASE AGREEMENTS (Proceeds - $30,528,388)	$30,528,388

For the period ended May 31, 2023, the daily average borrowing and interest rate under the reverse repurchase agreements were $33,558,588 and 4.272%, respectively.

†	Amount denominated in U.S. dollars, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2023, Inflation-Linked Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Euro-Bund June Futures	13	6/23	$1,848,379	$1,889,980	$41,601
U.S. Treasury 2-Year Note September Futures	21	9/23	4,326,549	4,322,391	(4,158)
U.S. Treasury 5-Year Note September Futures	3	9/23	327,589	327,234	(355)
U.S. Treasury Long Bond September Futures	11	9/23	1,398,203	1,411,781	13,578

					50,666

Contracts to Sell:
Australian Government 3-Year Bond June Futures	8	6/23	558,190	558,928	(738)
Euro-Bobl June Futures	11	6/23	1,354,194	1,388,688	(34,494)
Euro-BTP June Futures	16	6/23	1,910,657	1,982,638	(71,981)
Euro-Buxl 30-Year Bond June Futures	6	6/23	847,763	889,289	(41,526)
Euro-OAT June Futures	7	6/23	943,029	976,466	(33,437)
Euro-Schatz Note June Futures	183	6/23	20,514,469	20,654,391	(139,922)
Japan Government 10-Year Bond June Futures	5	6/23	5,234,954	5,332,855	(97,901)
Short Euro-BTP June Futures	15	6/23	1,670,553	1,689,937	(19,384)
U.S. Treasury 10-Year Note September Futures	86	9/23	9,830,733	9,844,312	(13,579)
U.S. Treasury Ultra Long Bond September Futures	17	9/23	2,287,422	2,326,875	(39,453)
U.S. Ultra Long Bond September Futures	15	9/23	1,796,956	1,806,796	(9,840)

					(502,255)

Net Unrealized Depreciation on Open Exchange-Traded Futures Contracts					$(451,589)

At May 31, 2023, Inflation-Linked Fixed Income Fund had deposited cash of $720,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2023, Inflation-Linked Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
British Pound	99,000	USD	122,463	HSBC	$123,126	6/2/23	$663
Danish Krone	2,290,000	USD	339,751	BNP	328,612	6/2/23	(11,139)
Danish Krone	1,170,000	USD	169,315	DUB	167,894	6/2/23	(1,421)
Danish Krone	4,180,000	USD	619,461	HSBC	599,825	6/2/23	(19,636)
Danish Krone	13,082,206	USD	1,884,867	MLP	1,877,280	6/2/23	(7,587)
Danish Krone	440,000	USD	64,833	SCB	63,140	6/2/23	(1,693)
Euro	54,000	USD	58,536	BCLY	57,705	6/2/23	(831)
Euro	6,862,000	USD	7,362,135	BNP	7,332,732	6/2/23	(29,403)
Euro	108,000	USD	115,766	MLP	115,409	6/2/23	(357)
Japanese Yen	157,652,258	USD	1,128,829	BNP	1,131,543	6/2/23	2,714
New Zealand Dollar	79,451	USD	48,211	MLP	47,838	6/2/23	(373)
New Zealand Dollar	206,922	USD	125,653	SCB	124,588	6/2/23	(1,065)
Peruvian Sol	238,207	USD	64,742	MLP	64,845	6/2/23	103
Peruvian Sol	238,207	USD	64,634	SCB	64,846	6/2/23	212
Peruvian Sol	253,277	USD	67,000	BNP	68,832	6/21/23	1,832
Peruvian Sol	238,207	USD	64,764	MLP	64,678	7/3/23	(86)

							(68,067)

Contracts to Sell:
Australian Dollar	418,576	USD	277,251	MLP	272,179	6/2/23	5,072
Australian Dollar	418,576	USD	271,534	MLP	272,525	7/5/23	(991)
British Pound	99,000	USD	124,088	BNP	123,126	6/2/23	962
British Pound	99,000	USD	122,548	HSBC	123,214	7/5/23	(666)
Canadian Dollar	634,000	USD	467,324	BNP	467,000	6/2/23	324
Danish Krone	21,208,666	USD	3,150,211	SCB	3,043,418	6/2/23	106,793
Danish Krone	13,052,763	USD	1,884,867	MLP	1,877,390	7/5/23	7,477
Euro	6,772,000	USD	7,492,805	BNP	7,236,558	6/2/23	256,247
Euro	144,000	USD	158,264	HSBC	153,879	6/2/23	4,385
Euro	6,862,000	USD	7,376,703	BNP	7,347,155	7/5/23	29,548
Japanese Yen	157,539,397	USD	1,186,727	DUB	1,130,733	6/2/23	55,994
Japanese Yen	156,833,631	USD	1,128,829	BNP	1,131,587	7/5/23	(2,758)
New Zealand Dollar	293,522	USD	179,905	MLP	176,730	6/2/23	3,175
New Zealand Dollar	79,451	USD	48,203	MLP	47,828	7/5/23	375
New Zealand Dollar	206,922	USD	125,634	SCB	124,564	7/5/23	1,070
Peruvian Sol	238,207	USD	64,956	MLP	64,845	6/2/23	111
Peruvian Sol	238,207	USD	64,742	SCB	64,845	6/2/23	(103)
Peruvian Sol	679,638	USD	183,865	MLP	184,704	6/21/23	(839)

							466,176

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$398,109

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2023, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Interest Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Payment Frequency	Notional Amount		Market Value	Upfront Payment Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Bank of Japan Uncollateralised Overnight Call Rate	0.300%	9/20/27	6-Month	JPY	5,590,000	$(30)	$(1,139)	$1,109
Pay	SOFR	1.888%	11/21/53	6-Month	USD	300,000	(82,952)	–	(82,952)
Pay	SOFR	3.085%	2/13/34	12-Month	USD	3,100,000	(33,121)	(23,830)	(9,291)
Receive	SOFR	1.840%	11/21/28	6-Month	USD	1,500,000	116,783	–	116,783
Receive	SOFR	2.865%	2/13/54	12-Month	USD	1,400,000	50,115	27,102	23,013
Receive	3-Month FRA New Zealand Bank Bill	3.250%	3/21/28	6-Month	NZD	700,000	23,387	(103,179)	126,566
Pay	6-Month EURIBOR	0.000%	11/8/32	12-Month	EUR	3,390,000	(881,123)	–	(881,123)
Pay	6-Month EURIBOR	0.550%	8/10/24	12-Month	EUR	100,000	(4,396)	–	(4,396)
Pay	6-Month EURIBOR	0.650%	4/12/27	12-Month	EUR	300,000	(29,264)	–	(29,264)
Pay	6-Month EURIBOR	0.650%	5/11/27	12-Month	EUR	300,000	(29,289)	–	(29,289)
Pay	6-Month EURIBOR	0.700%	4/11/27	12-Month	EUR	200,000	(19,130)	–	(19,130)
Pay	6-Month EURIBOR	2.879%	8/15/32	6-Month	EUR	1,200,000	(5,798)	–	(5,798)
Receive	6-Month EURIBOR	0.197%	11/8/52	12-Month	EUR	1,400,000	723,261	–	723,261
Receive	6-Month EURIBOR	2.500%	9/20/53	12-Month	EUR	200,000	2,702	5,220	(2,518)

							$(168,855)	$(95,826)	$(73,029)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2023, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Inflation Rate Swap Contracts:

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	2-Year EUR Inflation Linked	3.520%	9/15/24	EUR	200,000	$(2,632)	$(516)	$(2,116)
Pay	2-Year EUR Inflation Linked	3.720%	9/15/24	EUR	300,000	(2,675)	(654)	(2,021)
Pay	2-Year EUR Inflation Linked	3.850%	9/15/24	EUR	400,000	(2,461)	–	(2,461)
Receive	5-Year EUR Inflation Linked	2.260%	3/15/28	EUR	600,000	10,892	–	10,892
Receive	5-Year EUR Inflation Linked	1.030%	3/15/24	EUR	1,000,000	96,963	(37,985)	134,948
Receive	5-Year EUR Inflation Linked	3.000%	5/15/27	EUR	200,000	6,769	100	6,669
Receive	8-Year EUR Inflation Linked	2.359%	8/15/30	EUR	200,000	9,242	–	9,242
Pay	10-Year EUR Inflation Linked	1.380%	3/15/31	EUR	1,300,000	(290,467)	(9,569)	(280,898)
Pay	10-Year EUR Inflation Linked	1.620%	5/15/28	EUR	910,000	(140,864)	93,051	(233,915)
Receive	10-Year EUR Inflation Linked	2.470%	7/15/32	EUR	200,000	8,936	–	8,936
Receive	10-Year EUR Inflation Linked	2.570%	6/15/32	EUR	300,000	10,519	–	10,519
Receive	10-Year EUR Inflation Linked	2.600%	5/15/32	EUR	400,000	19,275	2,060	17,215
Receive	10-Year EUR Inflation Linked	2.720%	6/15/32	EUR	500,000	9,586	(4,228)	13,814
Pay	15-Year EUR Inflation Linked	2.488%	5/15/37	EUR	200,000	(14,445)	201	(14,646)
Receive	15-Year EUR Inflation Linked	1.710%	3/15/33	EUR	100,000	18,237	(15,114)	33,351
Pay	30-Year EUR Inflation Linked	2.700%	4/15/53	EUR	200,000	(2,078)	1,337	(3,415)
Pay	30-Year EUR Inflation Linked	2.421%	5/15/52	EUR	30,000	(4,847)	–	(4,847)
Pay	30-Year EUR Inflation Linked	2.590%	12/15/52	EUR	100,000	(5,834)	–	(5,834)
Pay	30-Year EUR Inflation Linked	2.590%	3/15/52	EUR	200,000	(25,362)	(2,478)	(22,884)
Receive	5-Year USD Inflation Linked	2.703%	5/25/26	USD	510,000	36,011	80	35,931
Receive	5-Year USD Inflation Linked	2.768%	5/13/26	USD	500,000	34,187	–	34,187
Receive	5-Year USD Inflation Linked	2.813%	5/14/26	USD	300,000	19,808	–	19,808
Receive	7-Year USD Inflation Linked	1.798%	8/25/27	USD	600,000	84,520	5,868	78,652
Receive	7-Year USD Inflation Linked	1.890%	8/27/27	USD	700,000	94,072	1,693	92,379
Receive	7-Year USD Inflation Linked	2.573%	8/26/28	USD	100,000	5,645	–	5,645
Receive	7-Year USD Inflation Linked	2.645%	9/10/28	USD	100,000	4,885	–	4,885
Pay	10-Year USD Inflation Linked	1.280%	5/19/30	USD	800,000	(154,957)	(50,027)	(104,930)
Pay	10-Year USD Inflation Linked	1.760%	11/4/29	USD	1,200,000	(176,452)	(8,764)	(167,688)
Pay	10-Year USD Inflation Linked	1.883%	11/20/29	USD	1,500,000	(203,670)	9,233	(212,903)
Pay	10-Year USD Inflation Linked	2.335%	2/5/28	USD	960,000	(81,562)	59,292	(140,854)
Pay	10-Year USD Inflation Linked	2.353%	5/9/28	USD	360,000	(29,393)	24,122	(53,515)
Pay	10-Year USD Inflation Linked	2.360%	5/9/28	USD	540,000	(43,670)	36,670	(80,340)
Pay	10-Year USD Inflation Linked	2.364%	5/10/28	USD	550,000	(44,293)	37,569	(81,862)
Receive	10-Year USD Inflation Linked	2.311%	2/24/31	USD	2,300,000	234,281	1,035	233,246

						$(521,834)	$142,976	$(664,810)

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

At May 31, 2023, Inflation-Linked Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared - Credit Default Swaps on Corporate Issue - Sell Protection (1)

Reference Obligation & Rating†	Fixed Deal Receive Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/2023 (2)	Notional Amount (3)	Market Value	Upfront Payment Paid	Unrealized Appreciation
General Electric Co., BBB+	1.000%	12/20/23	3-Month	0.283%	USD 100,000	$598	$425	$173

†	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 31, 2023, Inflation-Linked Fixed Income Fund deposited cash collateral with brokers in the amount of $375,000 for open centrally cleared swap contracts.

Schedules of Investments

(unaudited) (continued)

Inflation-Linked Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

AUD	—	Australian Dollar	BCLY	—	Barclays Bank PLC
CAD	—	Canadian Dollar	BNP	—	BNP Paribas SA
DKK	—	Danish Krone	DUB	—	Deutsche Bank AG
EUR	—	Euro	HSBC	—	HSBC Bank USA
GBP	—	British Pound	MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
JPY	—	Japanese Yen	SCB	—	Standard Chartered Bank
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar
ZAR	—	South African Rand

See pages 274-276 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 46.5%
Aerospace/Defense - 0.6%
			Boeing Co. (The), Senior Unsecured Notes:
$ 100,000		BBB-	1.875% due 6/15/23	$99,856
2,500,000		BBB-	1.433% due 2/4/24	2,425,870

			Total Aerospace/Defense	2,525,726

Agriculture - 0.6%
			Imperial Brands Finance PLC, Company Guaranteed Notes:
1,500,000		BBB	3.125% due 7/26/24(a)	1,448,611
700,000		BBB	3.500% due 7/26/26(a)	656,590
600,000		BBB+	Reynolds American Inc., Company Guaranteed Notes, 4.450% due 6/12/25	587,020

			Total Agriculture	2,692,221

Auto Manufacturers - 2.9%
400,000		BB+	Ford Motor Credit Co. LLC, Senior Unsecured Notes, 3.370% due 11/17/23	395,434
			General Motors Financial Co., Inc.:
1,600,000		BBB	Company Guaranteed Notes, 3.950% due 4/13/24	1,574,914
			Senior Unsecured Notes:
1,000,000		BBB	4.150% due 6/19/23	999,699
2,000,000		BBB	6.291% (SOFR + 1.200%) due 11/17/23(b)	2,002,501
1,500,000		BBB	5.100% due 1/17/24	1,495,639
2,000,000		BBB+	Hyundai Capital America, Senior Unsecured Notes, 0.875% due 6/14/24(a)	1,902,947
1,000,000		BB+	Nissan Motor Acceptance Co. LLC, Senior Unsecured Notes, 3.875% due 9/21/23(a)	991,740
2,800,000		BB+	Nissan Motor Co., Ltd., Senior Unsecured Notes, 3.043% due 9/15/23(a)	2,771,367

			Total Auto Manufacturers	12,134,241

Banks - 22.0%
1,000,000		BBB+	Aozora Bank Ltd., Senior Unsecured Notes, 1.050% due 9/9/24	939,423
1,800,000		A	Banco Bilbao Vizcaya Argentaria SA, Senior Unsecured Notes, 0.875% due 9/18/23	1,771,380
150,000		A+	Banco Santander SA, Senior Unsecured Notes, 3.892% due 5/24/24	147,144
8,700,000		A-	Bank of America Corp., Senior Unsecured Notes, 0.976% (SOFR + 0.690%) due 4/22/25(b)	8,335,838
4,100,000		BBB+	Barclays PLC, Senior Unsecured Notes, 3.932% (3-Month USD-LIBOR + 1.610%) due 5/7/25(b)	4,010,851
			BNP Paribas SA, Senior Unsecured Notes:
1,000,000		A-	3.800% due 1/10/24(a)	985,603
400,000	AUD	A-	5.708% (3-Month Australian Bank Bill + 1.750%) due 2/28/24(b)	260,786
2,325,000		A-	3.375% due 1/9/25(a)	2,243,202
1,500,000		A-	4.705% (3-Month USD-LIBOR + 2.235%) due 1/10/25(a)(b)	1,486,259
			Citigroup Inc., Senior Unsecured Notes:
760,000	AUD	BBB+	5.379% (3-Month Australian Bank Bill + 1.720%) due 10/27/23(b)	495,427
300,000		BBB+	5.985% (3-Month USD-LIBOR + 1.023%) due 6/1/24(b)	300,154
1,000,000		A-	Credit Agricole SA, Senior Unsecured Notes, 5.997% (3-Month USD-LIBOR + 1.050%) due 3/22/24(b)	1,004,743
			Credit Suisse Group AG, Senior Unsecured Notes:
1,750,000		BBB-	6.394% (3-Month USD-LIBOR + 1.240%) due 6/12/24(b)	1,726,290
2,000,000		BBB-	6.394% (3-Month USD-LIBOR + 1.240%) due 6/12/24(a)(b)	1,972,902
			Danske Bank AS, Senior Unsecured Notes:
1,000,000		BBB+	3.875% due 9/12/23(a)	992,864
1,600,000		BBB+	6.214% (3-Month USD-LIBOR + 1.060%) due 9/12/23(b)	1,600,465
500,000		BBB+	6.214% (3-Month USD-LIBOR + 1.060%) due 9/12/23(a)(b)	500,145
600,000		BBB+	5.375% due 1/12/24	595,376

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 46.5% - (continued)
Banks - 22.0% - (continued)
$ 1,000,000		BBB+	5.375% due 1/12/24(a)	$992,293
			Deutsche Bank AG, Senior Unsecured Notes:
400,000		BBB-	3.700% due 5/30/24	388,354
1,800,000		A-	0.962% due 11/8/23	1,750,444
2,100,000		BBB-	2.222% (SOFR + 2.159%) due 9/18/24(b)	2,059,764
1,237,000		A-	Deutsche Bank AG, (Cost - $1,206,465, acquired 3/31/22), Senior Unsecured Notes, 0.898% due 5/28/24(d)	1,171,868
400,000		AA-	DNB Bank ASA, Senior Unsecured Notes, 2.968% (SOFR + 0.810%) due 3/28/25(a)(b)	390,578
1,700,000	AUD	AA-	First Abu Dhabi Bank PJSC, Senior Unsecured Notes, 5.019% (3-Month Australian Bank Bill + 1.100%) due 2/18/25(b)	1,100,445
			Goldman Sachs Group Inc. (The), Senior Unsecured Notes:
500,000		BBB+	7.063% (3-Month USD-LIBOR + 1.600%) due 11/29/23(b)	501,630
1,000,000	AUD	BBB+	5.236% (3-Month Australian Bank Bill + 1.550%) due 5/2/24(b)	651,782
1,000,000		BBB+	0.925% (SOFR + 0.486%) due 10/21/24(b)	979,875
1,000,000		A+	Hana Bank, Senior Unsecured Notes, 6.068% (3-Month USD-LIBOR + 0.800%) due 7/26/23(b)	1,000,650
5,900,000		A-	HSBC Holdings PLC, Senior Unsecured Notes, 6.384% (3-Month USD-LIBOR + 1.230%) due 3/11/25(b)	5,909,630
1,900,000		A-	ING Groep NV, Senior Unsecured Notes, 5.996% (SOFR + 1.010%) due 4/1/27(b)	1,878,809
			JPMorgan Chase & Co., Senior Unsecured Notes:
3,300,000		A-	6.163% (3-Month USD-LIBOR + 0.890%) due 7/23/24(b)	3,302,504
600,000		A-	6.382% (SOFR + 1.320%) due 4/26/26(b)	603,162
			Lloyds Banking Group PLC, Senior Unsecured Notes:
1,000,000		BBB+	4.050% due 8/16/23	996,259
3,700,000	AUD	BBB+	5.032% (3-Month Australian Bank Bill + 1.400%) due 3/7/25(b)	2,386,996
			Mizuho Financial Group Inc., Senior Unsecured Notes:
200,000		A-	1.241% (1.252% - SOFR) due 7/10/24(c)	198,979
800,000		A-	0.849% (0.872% - SOFR) due 9/8/24(c)	788,392
1,800,000		A-	3.922% (3-Month Term SOFR + 1.262%) due 9/11/24(b)	1,787,901
			NatWest Group PLC, Senior Unsecured Notes:
300,000		BBB+	6.684% (3-Month USD-LIBOR + 1.550%) due 6/25/24(b)	300,030
1,300,000		BBB+	4.269% (3-Month USD-LIBOR + 1.762%) due 3/22/25(b)	1,278,406
1,000,000		A	NatWest Markets PLC, Senior Unsecured Notes, 6.409% (SOFR + 1.450%) due 3/22/25(a)(b)	1,001,459
			Nordea Bank Abp, Senior Unsecured Notes:
1,200,000		A	6.403% (3-Month USD-LIBOR + 0.940%) due 8/30/23(a)(b)	1,201,186
600,000		AA-	5.819% (SOFR + 0.960%) due 6/6/25(a)(b)	599,722
4,200,000		A+	QNB Finance Ltd., Company Guaranteed Notes, 6.248% (3-Month USD-LIBOR + 1.250%) due 3/21/24(b)	4,223,835
4,200,000		BBB	Santander UK Group Holdings PLC, Senior Unsecured Notes, 4.796% (3-Month USD-LIBOR + 1.570%) due 11/15/24(b)	4,166,852
			Societe Generale SA, Senior Unsecured Notes:
2,200,000		BBB	3.875% due 3/28/24(a)	2,154,889
2,300,000		BBB	2.625% due 1/22/25(a)	2,163,103
800,000		BBB	6.098% (SOFR + 1.050%) due 1/21/26(a)(b)	793,467
			Standard Chartered PLC, Senior Unsecured Notes:
1,700,000		BBB+	3.785% (3-Month USD-LIBOR + 1.560%) due 5/21/25(a)(b)	1,659,797
3,000,000		BBB+	6.730% (SOFR + 1.740%) due 3/30/26(a)(b)	3,011,555
7,700,000	AUD	A-	Sumitomo Mitsui Financial Group Inc., Senior Unsecured Notes, 4.911% (3-Month Australian Bank Bill + 1.250%) due 10/16/24(b)	5,000,554
500,000		A	Sumitomo Mitsui Trust Bank Ltd., Senior Unsecured Notes, 0.800% due 9/16/24(a)	470,284
5,600,000	AUD	A+	UBS AG, Senior Unsecured Notes, 4.548% (3-Month Australian Bank Bill + 0.870%) due 7/30/25(b)	3,625,362
500,000		BBB+	Wells Fargo & Co., Senior Unsecured Notes, 1.654% (SOFR + 1.600%) due 6/2/24(b)	500,000
2,100,000	CAD	BBB+	Wells Fargo & Co., (Cost - $1,730,870, acquired 2/11/21), Senior Unsecured Notes, 2.509% due 10/27/23(d)	1,529,278
1,000,000	CAD	BBB+	Wells Fargo & Co., (Cost - $797,484, acquired 10/6/20), Senior Unsecured Notes, 3.184% due 2/8/24(d)	724,943

			Total Banks	92,613,889

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 46.5% - (continued)
Beverages - 0.5%
$ 2,100,000		BBB-	JDE Peet’s NV, Company Guaranteed Notes, 0.800% due 9/24/24(a)	$1,959,358

Commercial Services - 0.8%
5,000,000	AUD	BBB	Transurban Queensland Finance Pty Ltd., Senior Secured Notes, 5.712% (3-Month Australian Bank Bill + 2.050%) due 12/16/24(b)	3,293,210

Diversified Financial Services - 5.4%
5,300,000		BBB	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Company Guaranteed Notes, 4.500% due 9/15/23	5,276,560
800,000		BBB-	Aircastle Ltd., Senior Unsecured Notes, 4.400% due 9/25/23	793,560
900,000		BBB-	Avolon Holdings Funding Ltd., Company Guaranteed Notes, 5.125% due 10/1/23(a)	896,110
1,495,000		BBB-	BGC Partners Inc., Senior Unsecured Notes, 5.375% due 7/24/23	1,490,737
400,000		A-	BOC Aviation Ltd., Senior Unsecured Notes, 6.259% (3-Month USD-LIBOR + 1.125%) due 9/26/23(a)(b)	400,040
2,500,000		BBB-	Cantor Fitzgerald LP, Senior Unsecured Notes, 4.875% due 5/1/24(a)	2,445,596
800,000		A-	LeasePlan Corp. NV, Senior Unsecured Notes, 2.875% due 10/24/24(a)	763,945
4,118,000		A-	Mitsubishi HC Capital Inc., Senior Unsecured Notes, 3.960% due 9/19/23(a)	4,092,695
			Nomura Holdings Inc., Senior Unsecured Notes:
4,500,000		BBB+	2.648% due 1/16/25	4,266,776
600,000		BBB+	1.851% due 7/16/25	551,757
500,000		BBB-	Park Aerospace Holdings Ltd., Company Guaranteed Notes, 5.500% due 2/15/24(a)	494,660
			Synchrony Financial, Senior Unsecured Notes:
400,000		BBB-	4.375% due 3/19/24	387,491
900,000		BBB-	4.250% due 8/15/24	854,706

			Total Diversified Financial Services	22,714,633

Electric - 3.5%
			Ausgrid Finance Pty Ltd., Senior Secured Notes:
1,000,000	AUD	Baa1(e)	3.750% due 10/30/24	641,486
1,200,000	AUD	Baa1(e)	4.898% (3-Month Australian Bank Bill + 1.220%) due 10/30/24(b)	780,984
500,000		BBB+	Chugoku Electric Power Co., Inc. (The), Senior Secured Notes, 2.401% due 8/27/24	480,356
			Enel Finance International NV:
			Company Guaranteed Notes:
1,000,000		BBB+	2.650% due 9/10/24(a)	963,969
1,000,000		BBB+	2.650% due 9/10/24	963,969
921,000		BBB+	Senior Unsecured Notes, 4.250% due 6/15/25(a)	900,651
			Israel Electric Corp., Ltd., Senior Secured Notes:
1,000,000		BBB+	6.875% due 6/21/23	1,000,077
600,000		BBB+	5.000% due 11/12/24(a)	593,513
2,900,000	AUD	Aa2(e)	Korea Southern Power Co., Ltd., Senior Unsecured Notes, 4.648% (3-Month Australian Bank Bill + 0.970%) due 10/30/24(b)	1,881,014
600,000		BBB+	NextEra Energy Capital Holdings Inc., Company Guaranteed Notes, 6.051% due 3/1/25	607,036
			Pacific Gas & Electric Co., 1st Mortgage Notes:
1,400,000		BBB-	4.250% due 8/1/23	1,393,622
300,000		BBB-	1.700% due 11/15/23	293,884
500,000		BBB-	3.850% due 11/15/23	495,603
300,000		BBB-	3.750% due 2/15/24	294,865
100,000		BBB-	3.400% due 8/15/24	97,180
5,000,000	AUD	A-	Victoria Power Networks Finance Pty Ltd., Company Guaranteed Notes, 4.416% (3-Month Australian Bank Bill + 0.500%) due 8/23/24(b)	3,231,403

			Total Electric	14,619,612

Electronics - 0.3%
1,500,000		BBB-	TD SYNNEX Corp., Senior Unsecured Notes, 1.250% due 8/9/24	1,415,359

Food - 0.2%
1,000,000		BBB	Barry Callebaut Services NV, Company Guaranteed Notes, 5.500% due 6/15/23	998,816

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 46.5% - (continued)
Healthcare - Products - 0.2%
$ 1,000,000		BBB	Baxter International Inc., Senior Unsecured Notes, 5.352% (SOFR + 0.260%) due 12/1/23(b)	$995,501

Healthcare - Services - 1.0%
4,100,000		BBB-	HCA Inc., Company Guaranteed Notes, 5.000% due 3/15/24	4,072,395

Insurance - 2.0%
			Athene Global Funding:
			Secured Notes:
600,000		A+	5.941% (3-Month USD-LIBOR + 0.730%) due 1/8/24(a)(b)	595,742
400,000		A+	2.514% due 3/8/24(a)	385,937
1,400,000		A+	1.000% due 4/16/24(a)	1,330,193
1,800,000		A+	Senior Secured Notes, 5.792% (SOFR + 0.700%) due 5/24/24(a)(b)	1,779,497
200,000		A-	CNO Global Funding, Secured Notes, 1.650% due 1/6/25(a)	185,623
			GA Global Funding Trust:
400,000		A-	Secured Notes, 1.625% due 1/15/26(a)	358,279
2,400,000		A-	Senior Secured Notes, 1.250% due 12/8/23(a)	2,336,032
1,400,000		A	Jackson National Life Global Funding, Secured Notes, 6.132% (SOFR + 1.150%) due 6/28/24(a)(b)	1,400,613

			Total Insurance	8,371,916

Investment Companies - 0.1%
400,000		Baa3(e)	FS KKR Capital Corp., Senior Unsecured Notes, 1.650% due 10/12/24	370,225

Machinery - Diversified - 0.6%
1,113,000		BBB	CNH Industrial Capital LLC, Company Guaranteed Notes, 1.950% due 7/2/23	1,109,725
1,300,000		BBB	CNH Industrial NV, Senior Unsecured Notes, 4.500% due 8/15/23	1,295,469

			Total Machinery - Diversified	2,405,194

Media - 1.3%
5,464,000		BBB-	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 6.949% (3-Month USD-LIBOR + 1.650%) due 2/1/24(b)	5,484,181

Oil & Gas - 0.3%
1,100,000		A-	ENI SpA, Senior Unsecured Notes, 4.000% due 9/12/23(a)	1,093,153

Packaging & Containers - 0.3%
1,114,000		BBB-	Berry Global Inc., Senior Secured Notes, 4.875% due 7/15/26(a)	1,079,211

Pharmaceuticals - 0.5%
2,225,000		BBB	Bayer US Finance II LLC, Company Guaranteed Notes, 5.876% (3-Month USD-LIBOR + 1.010%) due 12/15/23(a)(b)	2,224,154

Pipelines - 0.4%
			Energy Transfer LP, Senior Unsecured Notes:
900,000		BBB-	4.250% due 4/1/24	886,931
600,000		BBB-	4.500% due 4/15/24	594,077

			Total Pipelines	1,481,008

Real Estate - 0.0%@
200,000	AUD	BBB+	Aroundtown SA, Senior Unsecured Notes, 4.500% due 5/14/25	122,453

Retail - 0.6%
2,500,000		A	7-Eleven Inc., Senior Unsecured Notes, 0.800% due 2/10/24(a)	2,411,071

Savings & Loans - 0.5%
			Nationwide Building Society, Senior Unsecured Notes:
600,000		BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(b)	597,779
1,600,000		BBB+	4.363% (3-Month USD-LIBOR + 1.392%) due 8/1/24(a)(b)	1,594,079

			Total Savings & Loans	2,191,858

Semiconductors - 0.8%
1,000,000		Baa2(e)	Microchip Technology Inc., Senior Unsecured Notes, 4.333% due 6/1/23	1,000,000
400,000		BBB	Renesas Electronics Corp., Senior Unsecured Notes, 1.543% due 11/26/24(a)	373,683
2,100,000		BBB-	SK Hynix Inc., Senior Unsecured Notes, 1.000% due 1/19/24(a)	2,034,613

			Total Semiconductors	3,408,296

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CORPORATE BONDS & NOTES - 46.5% - (continued)
Telecommunications - 0.7%
3,900,000	AUD	BBB	AT&T Inc., Senior Unsecured Notes, 4.939% (3-Month Australian Bank Bill + 1.250%) due 9/19/23(b)	$2,538,677
$ 500,000		BBB	British Telecommunications PLC, Senior Unsecured Notes, 4.500% due 12/4/23	497,296

			Total Telecommunications	3,035,973

Trucking & Leasing - 0.4%
			SMBC Aviation Capital Finance DAC, Company Guaranteed Notes:
1,000,000		A-	4.125% due 7/15/23(a)	997,039
700,000		A-	3.550% due 4/15/24(a)	685,125

			Total Trucking & Leasing	1,682,164

			TOTAL CORPORATE BONDS & NOTES (Cost - $201,424,792)	195,395,818

COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8%
383,347		CCC	ACE Securities Corp. Home Equity Loan Trust, Series 2004-OP1, Class M1, 5.918% (1-Month USD-LIBOR + 0.780%) due 4/25/34(b)	358,552
500,000		Aaa(e)	ACREC LLC, Series 2023-FL2, Class A, 7.303% (1-Month Term SOFR + 2.230%) due 2/19/38(a)(b)	498,041
24,575		Aaa(e)	AMMC CLO 16 Ltd., Series 2015-16A, Class AR2, 6.231% (3-Month USD-LIBOR + 0.980%) due 4/14/29(a)(b)	24,529
1,927,519		Aaa(e)	Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class ARR, 6.310% (3-Month USD-LIBOR + 1.050%) due 7/15/30(a)(b)	1,910,577
2,000,000		Aaa(e)	Apidos CLO XII, Series 2013-12A, Class AR, 6.340% (3-Month USD-LIBOR + 1.080%) due 4/15/31(a)(b)	1,981,532
1,975,746		Aaa(e)	Apidos CLO XXVI, Series 2017-26A, Class A1AR, 6.162% (3-Month USD-LIBOR + 0.900%) due 7/18/29(a)(b)	1,956,943
2,086,500		Aaa(e)	Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL3, Class A, 6.177% (1-Month USD-LIBOR + 1.070%) due 8/15/34(a)(b)	2,021,476
300,000		Aaa(e)	ARES L CLO Ltd., Series 2018-50A, Class AR, 6.310% (3-Month USD-LIBOR + 1.050%) due 1/15/32(a)(b)	295,606
28,611		AAA	Atlas Senior Loan Fund IX Ltd., Series 2018-9A, Class A, 6.120% (3-Month USD-LIBOR + 0.870%) due 4/20/28(a)(b)	28,620
700,000		AAA	Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class A, 6.057% (1-Month USD-LIBOR + 0.950%) due 6/15/35(a)(b)	684,011
1,132,562	GBP	AAA	Avon Finance No 2 PLC, Series 2A, Class A, 5.162% (Sterling Overnight Index Average + 0.900%) due 9/20/48(a)(b)	1,408,109
1,192,999	EUR	Aaa(e)	Bain Capital Euro CLO DAC, Series 2018-2A, Class AR, 3.940% (3-Month EURIBOR + 0.740%) due 1/20/32(a)(b)	1,245,296
			BAMLL Commercial Mortgage Securities Trust:
500,000		AAA	Series 2019-AHT, Class A, 6.307% (1-Month USD-LIBOR + 1.200%) due 3/15/34(a)(b)	491,546
400,000		Aaa(e)	Series 2019-RLJ, Class A, 6.157% (1-Month USD-LIBOR + 1.050%) due 4/15/36(a)(b)	395,629
328,273		BBB-	Bear Stearns Asset Backed Securities I Trust, Series 2005-CL1, Class A2, 3.465% (1-Month USD-LIBOR + 0.500%) due 9/25/34(b)	318,609
1,200,000		Aaa(e)	Birch Grove CLO Ltd., Series 19A, Class AR, 5.996% (3-Month USD-LIBOR + 1.130%) due 6/15/31(a)(b)	1,180,050
836,724	EUR	AAA	Black Diamond CLO DAC, Series 2017-2A, Class A1, 4.060% (3-Month EURIBOR + 0.860%) due 1/20/32(a)(b)	880,168
23,054		Aaa(e)	Brass NO 8 PLC, Series 8A, Class A1, 6.018% (3-Month USD-LIBOR + 0.700%) due 11/16/66(a)(b)	23,063
1,948,160	EUR	AAA	Bruegel 2021 DAC, Series 2021-1A, Class A, 4.183% (3-Month EURIBOR + 0.800%) due 5/22/31(a)(b)	1,968,653
2,000,000		NR	BWAY Mortgage Trust, Series 2021-1450, Class A, 6.357% (1-Month USD-LIBOR + 1.250%) due 9/15/36(a)(b)	1,902,738
1,500,000		Aaa(e)	BXMT Ltd., Series 2020-FL3, Class A, 6.581% (1-Month Term SOFR + 1.514%) due 11/15/37(a)(b)	1,428,170
708,945		A-1+	CCG Receivables Trust, Series 2023-1, Class A1, 5.395% due 3/14/24(a)	708,258
2,700,000		AAA	Citigroup Commercial Mortgage Trust, Series 2021-KEYS, Class A, 6.287% (1-Month USD-LIBOR + 1.180%) due 10/15/36(a)(b)	2,648,527
1,579,606		Aaa(e)	Citigroup Mortgage Loan Trust, Series 2021-INV3, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 5/25/51(a)(b)	1,463,637
2,100,000		NR	COMM Mortgage Trust, Series 2021-2400, Class A, 6.408% (1-Month USD-LIBOR + 1.300%) due 12/15/38(a)(b)	1,953,521
			Credit Suisse Commercial Mortgage Capital Trust:
248,803		AAA	Series 2021-INV1, Class A11, 5.000% (30-Day Average SOFR + 0.800%) due 7/25/56(a)(b)	233,131
760,484		NR	Series 2021-RPL4, Class A1, 1.796% due 12/27/60(a)(b)	708,779
186,035		AAA(f)	Series 2022-RPL4, Class A1, 3.904% due 4/25/62(a)(b)	173,712
125,357		B-	CWABS Inc. Asset-Backed Certificates Trust, Series 2004-5, Class M1, 5.993% (1-Month USD-LIBOR + 0.855%) due 8/25/34(b)	124,428
1,300,000	EUR	AAA	Dryden 27 Euro CLO DAC, Series 2017-27A, Class AR, 3.837% (3-Month EURIBOR + 0.660%) due 4/15/33(a)(b)	1,355,000
2,044,917		Aaa(e)	Extended Stay America Trust, Series 2021-ESH, Class A, 6.188% (1-Month USD-LIBOR + 1.080%) due 7/15/38(a)(b)	2,003,918
			Federal Home Loan Mortgage Corp. (FHLMC), REMICS:
487,922		NR	Series 4344, Class FA, 4.379% (1-Month USD-LIBOR + 0.450%) due 12/15/37(b)	476,400

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8% - (continued)
$ 712,317		NR	Series 4351, Class FA, 3.976% (1-Month USD-LIBOR + 0.450%) due 5/15/38(b)	$697,756
1,173,818		NR	Series 4906, Class WF, 4.114% (1-Month USD-LIBOR + 0.400%) due 12/15/38(b)	1,145,137
895,981		NR	Federal National Mortgage Association (FNMA), REMICS, Series 2017-108, Class AF, 5.438% (1-Month USD-LIBOR + 0.300%) due 1/25/48(b)	869,318
152,576		BBB+	Finance America Mortgage Loan Trust, Series 2004-2, Class M1, 5.963% (1-Month USD-LIBOR + 0.825%) due 8/25/34(b)	141,071
2,492,684	GBP	AAA	Finsbury Square PLC, Series 2021-1GRA, Class AGRN, 4.890% (Sterling Overnight Index Average + 0.650%) due 12/16/67(a)(b)	3,063,895
156,359		A	Fremont Home Loan Trust, Series 2005-A, Class M3, 5.873% (1-Month USD-LIBOR + 0.735%) due 1/25/35(b)	151,041
600,000		Aaa(e)	Gallatin CLO VIII Ltd., Series 2017-1A, Class A1R, 6.350% (3-Month USD-LIBOR + 1.090%) due 7/15/31(a)(b)	592,662
			GCAT Trust:
777,657		AAA	Series 2021-NQM3, Class A1, 1.091% due 5/25/66(a)(b)	643,485
961,461		AAA(f)	Series 2022-HX1, Class A1, 2.885% due 12/27/66(a)(b)	861,463
			Government National Mortgage Association (GNMA):
1,302,843		NR	Series 2016-H06, Class FD, 4.674% (1-Month USD-LIBOR + 0.920%) due 7/20/65(b)	1,297,085
1,100,190		NR	Series 2017-H15, Class FE, 3.575% (1-Year USD-LIBOR + 0.800%) due 7/20/67(b)	1,101,480
78,714		NR	Series 2020-17, Class EU, 2.500% due 10/20/49	70,470
56,800		NR	Series 2020-21, Class AC, 2.500% due 1/20/49	50,934
3,439,689		NR	Series 2021-122, Class FA, 3.000% (30-Day Average SOFR + 0.400%) due 7/20/51(b)	2,952,744
200,000		NR	Series 2023-H11, Class FC, 6.100% (30-Day Average SOFR + 1.100%) due 5/20/73(b)(g)	200,670
554,037		Aaa(e)	Greystone CRE Notes Ltd., Series 2019-FL2, Class A, 6.287% (1-Month USD-LIBOR + 1.180%) due 9/15/37(a)(b)	548,795
2,500,000		Aaa(e)	GS Mortgage Securities Corp. Trust, Series 2022-GTWY, Class A, 8.460% (1-Month Term SOFR + 3.400%) due 8/15/39(a)(b)	2,500,992
55,807		Aaa(e)	GS Mortgage Securities Trust, Series 2014-GC18, Class AAB, 3.648% due 1/10/47	55,433
1,421,436		AAA(f)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class A1, 1.750% due 12/25/60(a)(b)	1,283,845
			GS Mortgage-Backed Securities Trust:
767,495		Aaa(e)	Series 2021-GR2, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	693,998
258,453		Aaa(e)	Series 2021-INV1, Class A9, 5.000% (30-Day Average SOFR + 0.850%) due 12/25/51(a)(b)	240,242
1,600,000	EUR	Aaa(e)	Harvest CLO XVI DAC, Series 2016-A, Class ARR, 3.817% (3-Month EURIBOR + 0.640%) due 10/15/31(a)(b)	1,666,430
500,000	EUR	Aaa(e)	Harvest CLO XXI DAC, Series 2021-A, Class A1R, 3.937% (3-Month EURIBOR + 0.760%) due 7/15/31(a)(b)	520,753
63,875		CCC	Impac CMB Trust, Series 2004-10, Class 1A1, 5.778% (1-Month USD-LIBOR + 0.640%) due 3/25/35(b)	58,285
158,726		A-	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-FL12, Class A, 6.557% (1-Month USD-LIBOR + 1.450%) due 12/15/31(a)(b)	141,560
			JP Morgan Mortgage Trust:
196,159		Aaa(e)	Series 2019-INV3, Class A3, 3.500% due 5/25/50(a)(b)	172,094
331,357		Aaa(e)	Series 2021-12, Class A11, 5.000% (30-Day Average SOFR + 0.850%) due 2/25/52(a)(b)	306,204
913,721	EUR	AAA	Jubilee CDO BV, Series 2015-16A, Class A1R, 3.757% (3-Month EURIBOR + 0.800%) due 12/15/29(a)(b)	967,240
689,061	EUR	AAA	Kinbane DAC, Series 2022-RPL1A, Class A, 3.992% (1-Month EURIBOR + 0.850%) due 9/25/62(a)(b)	726,115
591,653		Aaa(e)	KKR CLO 11 Ltd., Series 11, Class AR, 6.440% (3-Month USD-LIBOR + 1.180%) due 1/15/31(a)(b)	586,602
2,000,000		Aaa(e)	Kubota Credit Owner Trust, Series 2023-1A, Class A2, 5.400% due 2/17/26(a)	1,993,561
1,700,000	EUR	Aaa(e)	Laurelin DAC, Series 2016-1A, Class ARR, 3.920% (3-Month EURIBOR + 0.720%) due 10/20/31(a)(b)	1,779,997
103,764		AAA	LCM XIII LP, Series 13A, Class AR3, 6.135% (3-Month USD-LIBOR + 0.870%) due 7/19/27(a)(b)	102,957
			Legacy Mortgage Asset Trust:
315,423		NR	Series 2021-GS5, Class A1, step bond to yield, 2.250% due 7/25/67(a)	296,734
306,363		NR	Series 2021-SL2, Class A, step bond to yield, 1.875% due 10/25/68(a)	275,153
44,232		NR	LL ABS Trust, Series 2021-1A, Class A, 1.070% due 5/15/29(a)	42,935
2,700,000		Aaa(e)	M360 Ltd., Series 2021-CRE3, Class A, 6.648% (1-Month USD-LIBOR + 1.500%) due 11/22/38(a)(b)	2,637,905
1,975,629		AAA	Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, 6.499% (3-Month USD-LIBOR + 1.200%) due 7/29/30(a)(b)	1,958,342
949,944		Aaa(e)	Madison Park Funding XXX Ltd., Series 2018-30A, Class A, 6.010% (3-Month USD-LIBOR + 0.750%) due 4/15/29(a)(b)	935,347
1,800,000		Aaa(e)	Magnetite XIV-R Ltd., Series 2015-14RA, Class A1, 6.382% (3-Month USD-LIBOR + 1.120%) due 10/18/31(a)(b)	1,780,904
153,300		BBB+	Mastr Asset Backed Securities Trust, Series 2004-OPT2, Class A1, 5.838% (1-Month USD-LIBOR + 0.700%) due 9/25/34(b)	129,882
719,016		Aaa(e)	MF1 Ltd., Series 2020-FL4, Class A, 6.881% (1-Month Term SOFR + 1.814%) due 11/15/35(a)(b)	714,216
700,383		Aaa(e)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class A, 6.031% (1-Month Term SOFR + 0.964%) due 7/15/36(a)(b)	687,698

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8% - (continued)
			MFA Trust:
$ 225,632		AAA	Series 2020-NQM1, Class A1, 1.479% due 3/25/65(a)(b)	$207,303
257,983		AAA	Series 2020-NQM2, Class A1, 1.381% due 4/25/65(a)(b)	233,662
1,165,435		AAA	MidOcean Credit CLO II, Series 2013-2A, Class ARR, 6.329% (3-Month USD-LIBOR + 1.030%) due 1/29/30(a)(b)	1,149,071
			Mill City Mortgage Loan Trust:
606,933		Aaa(e)	Series 2019-GS2, Class A1, 2.750% due 8/25/59(a)(b)	571,742
460,557		AAA(f)	Series 2021-NMR1, Class A1, 1.125% due 11/25/60(a)(b)	428,099
1,700,000		Aaa(e)	MMAF Equipment Finance LLC, Series 2022-B, Class A2, 5.570% due 9/9/25(a)	1,691,745
414,258		B-	Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 6.038% (1-Month USD-LIBOR + 0.900%) due 5/25/34(b)(h)	401,391
540,907		Aaa(e)	Mountain View CLO LLC, Series 2017-1A, Class AR, 6.350% (3-Month USD-LIBOR + 1.090%) due 10/16/29(a)(b)	537,090
2,700,000		Aaa(e)	Natixis Commercial Mortgage Securities Trust, Series 2021-APPL, Class A, 6.057% (1-Month USD-LIBOR + 0.950%) due 8/15/38(a)(b)	2,534,008
			New Residential Mortgage Loan Trust:
181,272		NR	Series 2018-3A, Class A1, 4.500% due 5/25/58(a)(b)	175,371
55,694		AAA(f)	Series 2018-RPL1, Class A1, 3.500% due 12/25/57(a)(b)	52,866
128,919		A+	NovaStar Mortgage Funding Trust, Series 2005-4, Class M1, 5.798% (1-Month USD-LIBOR + 0.660%) due 1/25/36(b)	126,813
431,591		NR	NYMT Loan Trust, Series 2021-SP1, Class A1, step bond to yield, 1.670% due 8/25/61(a)	397,942
1,800,000		AAA(f)	NYO Commercial Mortgage Trust, Series 2021-1290, Class A, 6.269% (1-Month Term SOFR + 1.209%) due 11/15/38(a)(b)	1,643,082
1,800,000	EUR	AAA	OCP Euro CLO DAC, Series 2020-4A, Class AR, 4.091% (3-Month EURIBOR + 0.880%) due 9/22/34(a)(b)	1,878,855
3,027,614		AAA(f)	OSD CLO Ltd., Series 2021-23A, Class A, 6.130% (3-Month USD-LIBOR + 0.870%) due 4/17/31(a)(b)	2,981,037
1,000,000		Aaa(e)	OZLM IX Ltd., Series 2014-9A, Class A1A3, 6.350% (3-Month USD-LIBOR + 1.100%) due 10/20/31(a)(b)	982,834
406,380	EUR	Aaa(e)	Palmer Square European Loan Funding DAC, Series 2021-1A, Class A, 3.957% (3-Month EURIBOR + 0.780%) due 4/15/31(a)(b)	426,196
748,936		Aaa(e)	Pawneee Equipment Receivables Series LLC, Series 2022-1, Class A2, 4.840% due 2/15/28(a)	743,907
243,904		AAA	Pennsylvania Higher Education Assistance Agency, Series 2006-2, Class A-3, 5.385% (3-Month USD-LIBOR + 0.130%) due 10/25/36(b)	244,676
			PFP Ltd.:
38,943		Aaa(e)	Series 2021-7, Class A, 5.957% (1-Month USD-LIBOR + 0.850%) due 4/14/38(a)(b)	38,458
503,129		Aaa(e)	Series 2021-8, Class A, 6.105% (1-Month USD-LIBOR + 1.000%) due 8/9/37(a)(b)	489,146
107,499		NR	Pretium Mortgage Credit Partners I LLC, Series 2021-NPL1, Class A1, step bond to yield, 2.240% due 9/27/60(a)	102,473
1,243,800	GBP	AAA	Residential Mortgage Securities 32 PLC, Series 32A, Class A, 5.512% (Sterling Overnight Index Average + 1.250%) due 6/20/70(a)(b)	1,551,043
1,055,138		AAA	Resimac Bastille Trust, Series 2021-2NCA, Class A1A, 5.712% (1-Month USD-LIBOR + 0.650%) due 2/3/53(a)(b)	1,046,065
249,651	GBP	AAA	RMAC PLC, Series 2018-1, Class A, 5.040% (Sterling Overnight Index Average + 0.819%) due 6/12/46(b)	310,570
240,000	GBP	AAA	Silverstone Master Issuer PLC, Series 2019-1A, Class 2A, 5.127% (Sterling Overnight Index Average + 0.750%) due 1/21/70(a)(b)	299,057
			SoFi Consumer Loan Program Trust:
1,166,489		Aaa(e)	Series 2022-1S, Class A, 6.210% due 4/15/31(a)	1,168,299
414,018		AAA	Series 2023-1S, Class A, 5.810% due 5/15/31(a)	414,544
165,821		Aaa(e)	Sound Point CLO XII Ltd., Series 2016-2A, Class AR2, 6.300% (3-Month USD-LIBOR + 1.050%) due 10/20/28(a)(b)	165,109
220,669		Aaa(e)	Sound Point CLO XIV Ltd., Series 2016-3A, Class AR2, 6.263% (3-Month USD-LIBOR + 0.990%) due 1/23/29(a)(b)	220,142
399,385		CCC	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 5.813% (1-Month USD-LIBOR + 0.675%) due 6/25/35(b)	385,171
207,276		NR	Stonepeak ABS, Series 2021-1A, Class AA, 2.301% due 2/28/33(a)	190,719
325,424	GBP	AAA	Stratton Mortgage Funding, Series 2021-2A, Class A, 5.274% (Sterling Overnight Index Average + 0.900%) due 7/20/60(a)(b)	404,539
1,200,000		AAA	STWD Mortgage Trust, Series 2021-HTS, Class A, 6.157% (1-Month USD-LIBOR + 1.050%) due 4/15/34(a)(b)	1,173,785
600,000		AAA	TCW CLO Ltd., Series 2018-1A, Class A1R, 6.225% (3-Month USD-LIBOR + 0.970%) due 4/25/31(a)(b)	593,386
1,215,120		AAA	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class A, 6.149% (1-Month USD-LIBOR + 1.050%) due 11/11/34(a)(b)	1,197,361
27,219		NR	Theorem Funding Trust, Series 2021-1A, Class A, 1.210% due 12/15/27(a)	26,971
705,192	GBP	AAA	Towd Point Mortgage Funding, Series 2019-A13A, Class A1, 5.724% (Sterling Overnight Index Average + 1.350%) due 7/20/45(a)(b)	876,712
2,133,600	GBP	AAA	Towd Point Mortgage Funding Auburn 14 PLC, Series 2020-A14X, Class A, 5.802% (Sterling Overnight Index Average + 1.350%) due 5/20/45(b)	2,644,921
278,235	GBP	AAA	Towd Point Mortgage Funding Granite 4 PLC, Series 2019-GR4X, Class A1, 5.518% (Sterling Overnight Index Average + 1.144%) due 10/20/51(b)	346,573
			Towd Point Mortgage Trust:
165,325		Aaa(e)	Series 2017-5, Class A1, 4.455% (1-Month USD-LIBOR + 0.600%) due 2/25/57(a)(b)	164,929

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
COLLATERALIZED MORTGAGE OBLIGATIONS - 25.8% - (continued)
$ 365,094		AAA(f)	Series 2018-3, Class A1, 3.750% due 5/25/58(a)(b)	$348,483
207,887		Aaa(e)	Series 2019-HY2, Class A1, 6.138% (1-Month USD-LIBOR + 1.000%) due 5/25/58(a)(b)	207,210
248,015		Aaa(e)	Series 2019-HY3, Class A1A, 6.138% (1-Month USD-LIBOR + 1.000%) due 10/25/59(a)(b)	245,336
626,967		AAA(f)	Series 2020-1, Class A1, 2.710% due 1/25/60(a)(b)	585,648
1,266,596		AAA(f)	Series 2021-SJ2, Class A1A, 2.250% due 12/25/61(a)(b)	1,167,503
1,083,273	GBP	AAA	Trinity Square PLC, Series 2021-1A, Class A, 5.216% (Sterling Overnight Index Average + 0.850%) due 7/15/59(a)(b)	1,345,902
267,076	GBP	Aaa(e)	Twin Bridges PLC, Series 2018-1, Class A, 5.220% (Sterling Overnight Index Average + 0.999%) due 9/12/50(b)	332,344
1,000,000		Aaa(e)	Venture 36 CLO Ltd., Series 2019-36A, Class A1AR, 6.380% (3-Month USD-LIBOR + 1.130%) due 4/20/32(a)(b)	980,011
388,310		Aaa(e)	Venture XVII CLO Ltd., Series 2014-17A, Class ARR, 6.140% (3-Month USD-LIBOR + 0.880%) due 4/15/27(a)(b)	386,521
515,150		Aaa(e)	Venture XXVI CLO Ltd., Series 2017-26A, Class AR, 6.350% (3-Month USD-LIBOR + 1.100%) due 1/20/29(a)(b)	508,378
340,279		AA	WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR13, Class A1A1, 5.718% (1-Month USD-LIBOR + 0.580%) due 10/25/45(b)	321,061
274,865		Aaa(e)	Wellfleet CLO Ltd., Series 2015-1A, Class AR4, 6.140% (3-Month USD-LIBOR + 0.890%) due 7/20/29(a)(b)	272,448
128,894		Aaa(e)	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class A4, 4.218% due 7/15/46(b)	128,531

			TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $114,228,846)	108,541,698

ASSET-BACKED SECURITIES - 9.0%
Automobiles - 6.0%
			BMW Canada Auto Trust:
1,118,311	CAD	AAA(f)	Series 2022-1A, Class A1, 3.649% due 12/20/24(a)	819,469
2,000,000	CAD	AAA(f)	Series 2023-1A, Class A1, 5.430% due 1/20/26(a)	1,473,188
800,000		AAA	BMW Vehicle Lease Trust, Series 2023-1, Class A2, 5.270% due 2/25/25	797,358
2,326,244		AAA	Capital One Prime Auto Receivables Trust, Series 2022-2, Class A2A, 3.740% due 9/15/25	2,300,467
2,246,999		AAA	Carmax Auto Owner Trust, Series 2022-4, Class A2B, 5.772% (30-Day Average SOFR + 0.900%) due 12/15/25(b)	2,250,772
656,464		AAA	Carvana Auto Receivables Trust, Series 2022-P3, Class A2, 4.420% due 12/10/25	651,919
			Ford Auto Securitization Trust:
68,330	CAD	Aaa(e)	Series 2020-AA, Class A2, 0.887% due 8/15/24(a)	50,238
2,028,419	CAD	AAA(f)	Series 2021-AA, Class A2, 1.162% due 10/15/25(a)	1,461,888
488,818	CAD	AAA	Ford Auto Securitization Trust II Asset-Backed Notes, Series 2022-AA, Class A1, 4.956% due 10/15/24(a)	360,822
979,865		Aaa(e)	Ford Credit Auto Owner Trust, Series 2022-D, Class A2B, 5.632% (30-Day Average SOFR + 0.760%) due 8/15/25(b)	981,803
			GM Financial Automobile Leasing Trust:
1,662,624		AAA	Series 2022-3, Class A2B, 5.641% (30-Day Average SOFR + 0.710%) due 10/21/24(b)	1,662,828
1,500,000		AAA	Series 2023-1, Class A2B, 5.481% (30-Day Average SOFR + 0.550%) due 6/20/25(b)	1,498,986
2,000,000		AAA	GM Financial Consumer Automobile Receivables Trust, Series 2023-2, Class A2B, 5.631% (30-Day Average SOFR + 0.750%) due 5/18/26(b)	1,999,318
300,000		Aaa(e)	Hertz Vehicle Financing III LLC, Series 2022-3A, Class A, 3.370% due 3/25/25(a)	294,557
1,000,000		AAA	Honda Auto Receivables Owner Trust, Series 2023-2, Class A2, 5.410% due 4/15/26	999,853
1,000,000		AAA	Hyundai Auto Lease Securitization Trust, Series 2023-A, Class A2B, 5.512% (30-Day Average SOFR + 0.640%) due 4/15/25(a)(b)	1,000,914
1,200,000		Aaa(e)	LAD Auto Receivables Trust, Series 2023-2A, Class A2, 5.930% due 6/15/27(a)	1,196,532
2,114,216		AAA	Toyota Auto Receivables Owner Trust, Series 2022-C, Class A2B, 5.451% (30-Day Average SOFR + 0.570%) due 8/15/25(b)	2,114,428
			World Omni Auto Receivables Trust:
1,658,177		AAA	Series 2022-C, Class A2, 3.730% due 3/16/26	1,637,920
800,000		AAA	Series 2023-A, Class A2B, 5.302% (30-Day Average SOFR + 0.430%) due 7/15/26(b)	800,138
1,000,000		AAA	Series 2023-B, Class A2A, 5.250% due 11/16/26	998,232

			Total Automobiles	25,351,630

Credit Cards - 1.0%
			Citibank Credit Card Issuance Trust:
3,000,000		Aaa(e)	Series 2017-A5, Class A5, 5.768% (1-Month USD-LIBOR + 0.620%) due 4/22/26(b)	3,005,576
1,000,000		AAA	Series 2018-A4, Class A4, 5.439% (1-Month USD-LIBOR + 0.340%) due 6/9/25(b)	1,000,022

			Total Credit Cards	4,005,598

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Rating††	Security	Value
Student Loans - 2.0%
		ECMC Group Student Loan Trust:
$ 526,021	Aaa(e)	Series 2017-2A, Class A, 6.188% (1-Month USD-LIBOR + 1.050%) due 5/25/67(a)(b)	$511,609
403,424	Aaa(e)	Series 2018-1A, Class A, 5.888% (1-Month USD-LIBOR + 0.750%) due 2/27/68(a)(b)	392,510
624,630	Aaa(e)	Series 2019-1A, Class A1B, 6.138% (1-Month USD-LIBOR + 1.000%) due 7/25/69(a)(b)	610,969
36,762	AAA	EFS Volunteer LLC, Series 2010-1, Class A2, 6.105% (3-Month USD-LIBOR + 0.850%) due 10/25/35(a)(b)	36,669
1,900,018	AAA	ELFI Graduate Loan Program LLC, Series 2021-A, Class A, 1.530% due 12/26/46(a)	1,635,802
		Navient Private Education Loan Trust:
3,115	Aaa(e)	Series 2015-AA, Class A2A, 2.650% due 12/15/28(a)	3,106
797,467	AAA	Series 2015-BA, Class A3, 6.557% (1-Month USD-LIBOR + 1.450%) due 7/16/40(a)(b)	796,255
208,367	AAA	Navient Private Education Refi Loan Trust, Series 2020-GA, Class A, 1.170% due 9/16/69(a)	186,016
		Nelnet Student Loan Trust:
720,239	AA+	Series 2017-3A, Class A, 5.988% (1-Month USD-LIBOR + 0.850%) due 2/25/66(a)(b)	705,323
744,917	AA+	Series 2019-2A, Class A, 6.038% (1-Month USD-LIBOR + 0.900%) due 6/27/67(a)(b)	730,621
614,971	AA+	Series 2019-3A, Class A, 5.938% (1-Month USD-LIBOR + 0.800%) due 8/25/67(a)(b)	605,958
217,062	AAA	SLC Student Loan Trust, Series 2007-1, Class A4, 5.381% (3-Month USD-LIBOR + 0.060%) due 5/15/29(b)	215,488
		SLM Student Loan Trust:
295,093	AAA	Series 2004-10, Class A7B, 5.855% (3-Month USD-LIBOR + 0.600%) due 10/25/29(a)(b)	292,413
36,062	AAA	Series 2005-5, Class A4, 5.395% (3-Month USD-LIBOR + 0.140%) due 10/25/28(b)	35,994
293,751	CC	Series 2008-5, Class A4, 6.955% (3-Month USD-LIBOR + 1.700%) due 7/25/23(b)	293,482
473,231	CC	Series 2008-7, Class A4, 6.155% (3-Month USD-LIBOR + 0.900%) due 7/25/23(b)	463,946
		SMB Private Education Loan Trust:
291,492	AAA	Series 2020-PTA, Class A2A, 1.600% due 9/15/54(a)	261,471
237,197	AAA	Series 2021-D, Class A1A, 1.340% due 3/17/53(a)	211,179
645,283	Aaa(e)	Towd Point Asset Trust, Series 2021-SL1, Class A2, 5.848% (1-Month USD-LIBOR + 0.700%) due 11/20/61(a)(b)	633,269

		Total Student Loans	8,622,080

		TOTAL ASSET-BACKED SECURITIES (Cost - $38,732,894)	37,979,308

U.S. GOVERNMENT AGENCIES - 7.7%
		Federal Home Loan Banks:
4,500,000	AA+	5.710% due 3/14/25	4,476,582
4,100,000	AA+	5.650% due 5/28/25	4,099,748
		Federal Home Loan Mortgage Corp.:
3,700,000	AA+	5.820% due 3/20/25	3,684,574
5,300,000	AA+	5.950% due 3/21/25	5,283,456
3,700,000	AA+	5.680% due 4/3/25	3,681,892
3,700,000	AA+	5.730% due 4/3/25	3,683,142
4,000,000	AA+	5.375% due 4/24/25	3,971,785
3,500,000	AA+	5.520% due 5/28/25	3,498,607

		TOTAL U.S. GOVERNMENT AGENCIES (Cost - $32,500,000)	32,379,786

SOVEREIGN BOND - 0.2%
South Korea - 0.2%
650,000	AA	Korea National Oil Corp., 6.135% (3-Month USD-LIBOR + 0.875%) due 7/16/23(b) (Cost - $657,508)	650,345

MORTGAGE-BACKED SECURITY - 0.2%
FHLMC - 0.2%
860,388		Federal Home Loan Mortgage Corp. (FHLMC), 4.000% due 6/1/49 - 9/1/49
		(Cost - $902,600)	821,908

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†		Rating††	Security	Value
CERTIFICATE OF DEPOSIT - 0.2%
1,400,000	AUD	A	Mizuho Bank Ltd., 4.626% (3-Month Australian Bank Bill + 0.750%) due 8/7/24(b)
			(Cost - $1,048,188)	$911,141

			TOTAL INVESTMENTS IN SECURITIES BEFORE SHORT-TERM INVESTMENTS (Cost - $389,494,828)	376,680,004

SHORT-TERM INVESTMENTS - 20.2%
COMMERCIAL PAPERS - 10.3%
$ 3,700,000			American Electric Power Co., Inc., 5.476% due 6/26/23(a)(i)	3,685,997
4,700,000			Arrow Electornics Inc., 5.780% due 6/21/23(a)(i)	4,684,986
500,000			AT&T Inc., 5.914% due 11/21/23(a)(i)	486,304
4,100,000			AutoNation Inc., 6.033% due 6/21/23(a)(i)	4,086,333
4,100,000			Bacardi-Martini Ltd., 5.614% due 6/1/23(a)(i)	4,100,000
			Enbridge Inc.:
2,800,000			5.418% due 6/15/23(a)(i)	2,794,120
1,800,000			5.422% due 6/20/23(a)(i)	1,794,870
			General Dynamics Corp.:
700,000			5.478% due 6/29/23(a)(i)	697,033
700,000			5.479% due 6/30/23(a)(i)	696,927
			Global Payments Inc.:
4,000,000			5.910% due 6/1/23(i)	4,000,000
4,000,000			5.978% due 6/29/23(i)	3,981,489
4,050,000			International Flavors & Fragrances Inc., 6.018% due 6/2/23(a)(i)	4,049,325
4,000,000			Mondelez International Inc., 5.384% due 6/27/23(a)(i)	3,984,544
4,000,000			NextEra Energy Capital Holdings Inc., 5.427% due 6/26/23(a)(i)	3,985,000

			TOTAL COMMERCIAL PAPERS (Cost - $43,026,928)	43,026,928

CORPORATE BONDS - 0.8%
			Warnermedia Holdings Inc., Company Guaranteed Notes:
1,200,000			3.428% due 3/15/24	1,186,847
2,200,000			6.701% (SOFR + 1.780%) due 3/15/24(b)	2,207,950

			TOTAL CORPORATE BONDS (Cost - $3,394,797)	3,394,797

TIME DEPOSITS - 1.9%
6,039	AUD		ANZ National Bank - Hongkong, 2.620% due 6/1/23	3,927
526,219			ANZ National Bank - London, 4.430% due 6/1/23	526,219
			BBH - Grand Cayman:
2,573	DKK		1.770% due 6/1/23	369
32,470	EUR		2.110% due 6/1/23	34,698
479,793	CAD		3.330% due 6/1/23	353,412
6,219	NZD		4.520% due 6/1/23	3,745
6,848,591			Citibank - New York, 4.430% due 6/1/23	6,848,591
313,452	GBP		Skandinaviska Enskilda Banken AB - Stockholm, 3.390% due 6/1/23	389,840
91,641	JPY		Sumitomo Mitsui Banking Corp. - Tokyo, (0.370)% due 6/1/23	658

			TOTAL TIME DEPOSITS (Cost - $8,161,459)	8,161,459

U.S. GOVERNMENT OBLIGATIONS - 7.2%
			U.S. Treasury Bills:
30,000,000			5.372% due 8/31/23(i)	29,598,083

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Face Amount/Units†	Security	Value
U.S. GOVERNMENT OBLIGATIONS - 7.2% - (continued)
$ 700,000	5.109% due 11/16/23(i)	$683,732

	TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $30,281,815)	30,281,815

	TOTAL SHORT-TERM INVESTMENTS (Cost - $84,864,999)	84,864,999

	TOTAL INVESTMENTS - 109.8% (Cost - $474,359,827)	461,545,003

	Liabilities in Excess of Other Assets - (9.8)%	(41,420,534)

	TOTAL NET ASSETS - 100.0%	$420,124,469

†	Amount denominated in U.S. dollars, unless otherwise noted.
††	All ratings are by Standard & Poor’s Rating Service, unless otherwise noted.
@	The amount is less than 0.05%.
(a)

Restricted security that may be sold to “qualified institutional buyers” pursuant to the conditions of Rule 144A under the Securities Act of 1933, as amended. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted. The aggregate value of restricted 144A holdings at May 31, 2023, amounts to $207,181,713 and represents 49.3% of net assets.

(b)	Variable rate security. Interest rate disclosed is that which was in effect at May 31, 2023.
(c)	Inverse Floating Rate Security—interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate as of May 31, 2023.
(d)	The aggregate value of restricted securities (excluding 144A holdings) at May 31, 2023, amounts to $3,426,089 and represents 0.8% of net assets.
(e)	Rating by Moody’s Investors Service.
(f)	Rating by Fitch Ratings Service.
(g)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees.
(h)	Affiliated security. As of May 31, 2023, total cost and total market value of affiliated securities amounted to $413,057 and $401,391, respectively.

Underlying Security	Beginning Value as of August 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain on Sales	Change in Unrealized Appreciation	Accretion of discount	Dividend/ Interest Income	Ending Value as of May 31, 2023
Morgan Stanley ABS Capital I Inc. Trust, Series 2004-HE4, Class M1, 6.038% (1-Month USD-LIBOR + 0.900%) due 5/25/34	$420,952	$—	$(24,285)	$83	$4,251	$390	$13,917	$401,391

(i)	Rate shown represents yield-to-maturity.

At May 31, 2023, for Ultra-Short Term Fixed Income Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Ultra-Short Term Fixed Income Fund	$ 474,359,827	$ 4,318,973	$ (15,850,664)	$ (11,531,691)

Abbreviations used in this schedule:

ABS	—	Asset-Based Security
CDO	—	Collateralized Debt Obligation
CLO	—	Collateralized Loan Obligation
DAC	—	Designated Activity Company
EURIBOR	—	Euro Interbank Offered Rate
LIBOR	—	London Interbank Offered Rate
LLC	—	Limited Liability Company
PLC	—	Public Limited Company
REMICS	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate

Summary of Investments by Security Type^
Corporate Bonds & Notes	42.4%
Collateralized Mortgage Obligations	23.5
Asset-Backed Securities	8.2
U.S. Government Agencies & Obligations	7.0
Certificate of Deposit	0.2
Mortgage-Backed Securities	0.2
Sovereign Bond	0.1
Short-Term Investments	18.4

Total Investments	100.0%

^	As a percentage of total investments.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2023, Ultra-Short Term Fixed Income Fund had open exchange-traded futures contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Open Futures Contracts	Number of Contracts	Expiration Date (Month/Year)	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Contracts to Sell:
U.S. Treasury 2-Year Note September Futures	351	9/23	$72,400,978	$72,245,672	$155,306
U.S. Treasury 5-Year Note September Futures	116	9/23	12,609,227	12,653,063	(43,836)
U.S. Treasury 10-Year Note September Futures	7	9/23	800,176	801,281	(1,105)
U.S. Treasury Ultra Long Bond September Futures	5	9/23	672,781	684,375	(11,594)
U.S. Ultra Long Bond September Futures	24	9/23	2,869,482	2,890,875	(21,393)

					$77,378

At May 31, 2023, Ultra-Short Term Fixed Income Fund had deposited cash of $965,000 with a broker or brokers as margin collateral on open exchange-traded futures contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2023, Ultra-Short Term Fixed Income Fund had open forward foreign currency contracts as described below.

The unrealized appreciation (depreciation) on the open contracts were as follows:

Foreign Currency	Local Currency	In Exchange For		Counterparty	Market Value	Settlement Date	Unrealized Appreciation/ (Depreciation)
Contracts to Buy:
Australian Dollar	4,703,000	USD	3,151,835	MLP	$3,067,025	8/16/23	$(84,810)
Australian Dollar	2,595,000	USD	1,699,325	MLP	1,692,309	8/16/23	(7,016)
British Pound	10,491,000	USD	12,977,367	HSBC	13,047,664	6/2/23	70,296
Canadian Dollar	7,213,269	USD	5,296,864	MLP	5,313,251	6/2/23	16,387
Canadian Dollar	2,000,000	USD	1,467,287	MLP	1,473,352	6/7/23	6,065
Euro	12,634,000	USD	13,554,825	BNP	13,500,690	6/2/23	(54,135)
Euro	188,000	USD	207,186	SCB	200,897	6/2/23	(6,289)
Mexican Peso	7,371,000	USD	392,413	DUB	414,960	6/21/23	22,547

							(36,955)

Contracts to Sell:
Australian Dollar	48,008,000	USD	32,452,131	MLP	31,308,041	8/16/23	1,144,090
British Pound	10,151,000	USD	12,669,865	JPM	12,624,805	6/2/23	45,060
British Pound	340,000	USD	425,620	MLP	422,858	6/2/23	2,762
British Pound	10,491,000	USD	12,986,410	HSBC	13,057,001	7/5/23	(70,591)
Canadian Dollar	7,030,977	USD	5,156,699	MLP	5,178,976	6/2/23	(22,276)
Canadian Dollar	186,000	USD	138,951	MLP	137,007	6/2/23	1,944
Canadian Dollar	7,207,379	USD	5,296,864	MLP	5,313,574	7/5/23	(16,710)
Canadian Dollar	2,000,000	USD	1,472,787	MLP	1,478,658	12/8/23	(5,871)
Euro	12,448,000	USD	13,772,953	BNP	13,301,931	6/2/23	471,022
Euro	374,000	USD	410,273	BNP	399,656	6/2/23	10,617
Euro	12,634,000	USD	13,581,647	BNP	13,527,244	7/5/23	54,403
Mexican Peso	7,294,744	USD	382,292	BNP	410,667	6/21/23	(28,375)

							1,586,075

Net Unrealized Appreciation on Open Forward Foreign Currency Contracts							$1,549,120

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

At May 31, 2023, Ultra-Short Term Fixed Income Fund held the following Centrally Cleared Credit Default Swap Contract:

Centrally Cleared - Credit Default Swap on Index - Buy Protection (1)

Reference Obligation & Rating	Fixed Deal (Pay) Rate	Maturity Date	Payment Frequency	Implied Credit Spread at 5/31/23 (2)	Notional Amount (3)		Market Value	Upfront Payment (Received)	Unrealized Depreciation
Markit CDX North America Investment Grade Series 40 5-Year Index, NR	(1.000)%	6/20/28	3-Month	0.748%	USD	67,900,000	$(899,475)	$(556,110)	$(343,365)

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as ‘‘Defaulted’’ indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

At May 31, 2023, Ultra-Short Term Fixed Income Fund deposited cash collateral with brokers in the amount of $1,193,000 for open centrally cleared swap contracts.

At May 31, 2023, Ultra-Short Term Fixed Income Fund had cash collateral from brokers in the amount of $1,280,000 for open OTC swap contracts.

Schedules of Investments

(unaudited) (continued)

Ultra-Short Term Fixed Income Fund

Currency Abbreviations used in this schedule:			Counterparty Abbreviations used in this schedule:

AUD	—	Australian Dollar	BNP	—	BNP Paribas SA
CAD	—	Canadian Dollar	DUB	—	Deutsche Bank AG
DKK	—	Danish Krone	HSBC	—	HSBC Bank USA
EUR	—	Euro	JPM	—	JPMorgan Chase & Co.
GBP	—	British Pound	MLP	—	Merrill Lynch, Pierce, Fenner & Smith Inc.
JPY	—	Japanese Yen	SCB	—	Standard Chartered Bank
NZD	—	New Zealand Dollar
USD	—	United States Dollar

See pages 274-276 for definitions of ratings.

Schedules of Investments

(unaudited) (continued)

Alternative Strategies Fund

Units	Security	Value
OPEN END MUTUAL FUND SECURITIES - 100.2%
United States - 100.2%
1,192,830	American Beacon AHL Managed Futures Strategy Fund, Class Y	$12,059,507
786,734	BlackRock Event Driven Equity Fund, Institutional Class	7,489,708
753,780	BlackRock Global Equity Market Neutral Fund, Institutional Class	9,022,742
1,590,887	BlackRock Systematic Multi-Strategy Fund, Institutional Class	15,240,694
838,609	BNY Mellon Global Real Return Fund, Class Y	12,017,266
536,799	Calamos Market Neutral Income Fund, Class I	7,686,959
61,488	Cohen & Steers Global Realty Shares Inc., Class I	2,973,560
240,281	Diamond Hill Long/Short Fund, Class I	6,045,469
637,226	Driehaus Event Driven Fund, Common Class	7,672,195
1,152,203	John Hancock Diversified Macro Fund, Class I	10,554,180
230,466	JPMorgan Hedged Equity Fund, Class I	6,169,579
631,617	LoCorr Market Trend Fund, Class I	7,749,936
551,493	Neuberger Berman Long Short Fund, Institutional Class	9,121,692
224,418	PIMCO CommodityRealReturn Strategy Fund, Institutional Class	2,782,778
821,179	PIMCO Credit Opportunities Bond Fund, Institutional Class	7,645,177
1,971,731	PIMCO Mortgage Opportunities and Bond Fund, Class I2	18,514,557
818,474	Thornburg Strategic Income Fund, Class I	9,175,090
	TOTAL INVESTMENTS - 100.2% (Cost - $157,610,134)	151,921,089

	Liabilities in Excess of Other Assets - (0.2)%	(334,788)

	TOTAL NET ASSETS - 100.0%	$151,586,301

At May 31, 2023, for Alternative Strategies Fund the aggregate cost of investments, the aggregate gross unrealized appreciation and depreciation of all investments for federal income tax purposes were as follows:

Fund	Aggregate Cost For Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
Alternative Strategies Fund	$ 157,610,134	$ 809,303	$ (6,498,348)	$ (5,689,045)

Summary of Investments by Security Type^
Open End Mutual Fund Securities	100.0%

^	As a percentage of total investments.

Ratings

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

P — Preliminary rating.

u — The upgrade state defines bonds that have recently been upgraded into higher rating categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

e — Expected.

u — Upgraded.

Fitch Ratings Service (“Fitch”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.

AAApre — Stable Outlook rating is based on the pledge of securities in the escrow deposit fund securing the bonds and reflects the lien of the refunded bondholders on the escrow trust funds and that all amounts have been invested in direct non-callable obligations of the United States.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents a lower degree of speculation than “B”, and “CC” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s, or Fitch.

WD, WR — Indicates that the bonds rating has been withdrawn and the issuer is no longer rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings

SP-1 — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1 — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1 — Moody’s highest rating for issues having a demand feature — VRDO.

MIG1 — Moody’s highest rating for short-term municipal obligations.

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1 — Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

F-2 — Fitch’s rating indicating a good capacity for timely payment of financial commitments.

Notes to Schedules of Investments

1. Organization and Significant Accounting Policies

The Morgan Stanley Pathway Funds (the “Trust”) is organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, Core Fixed Income Fund, High Yield Fund, International Fixed Income Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund, Ultra-Short Term Fixed Income Fund and Alternative Strategies Fund (individually, a “Fund” and collectively, the “Funds”). Alternative Strategies Fund will allocate its assets among shares of mutual funds, exchange-traded funds or closed-end funds managed by third party professional money manager (“Underlying Funds”). Each Fund is a diversified series of the Trust, except for International Fixed Income Fund, which is non-diversified.

The following is a summary of significant accounting policies consistently followed by the Funds which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). Estimates and assumptions are required to be made by management regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. The Funds are investment companies and follow the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 – Investment Companies.

(a) Investment Valuation. Equity securities for each Fund for which market quotations are readily available and are traded on an exchange are valued at the closing sale price or official closing price on the exchange on which such security is principally traded. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. For securities that are primarily traded on foreign exchanges, these values are converted to U.S. dollars using the current exchange rates as of the close of the New York Stock Exchange (“NYSE”).

Exchange-traded purchased and written options and futures contracts are valued at the last sale price (closing price) in the market where such contracts are principally traded or, if no sales are reported, the bid price. Swaps for which quotations are available on an automated basis from approved third-party pricing services are valued using those automated third-party pricing service quotations. Forward foreign currency contracts are valued using the official closing price for such contracts on the NYSE.

Portfolio securities traded in the over-the-counter market for which market quotations are readily available are valued at the last sales price that day. In the event there are no sales that day, such securities are valued at the mean between the bid and ask prices. Investments in registered open-end management investment companies are valued at reported net asset value per share.

Debt obligations that will mature in 60 days or less are valued at amortized cost, which approximates market value. Debt obligations that will mature in more than 60 days are valued using valuations furnished by an approved third-party pricing service; such valuations are determined by the third-party pricing service based upon its analysis of a variety of factors, including transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and its analysis of various relationships between securities, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, and as well as industry and economic events.

Overnight repurchase agreements and repurchase agreements maturing in seven days or less are valued at cost. Term repurchase agreements maturing in more than seven days are valued at the average of the bid quotations obtained daily from at least two recognized purchasers of such term repurchase agreements selected by Consulting Group Advisory Services, LLC (“CGAS”) (the “Manager”).

The Board of Trustees (the “Board”) has ultimate responsibility for ensuring the Funds’ investments are valued appropriately. The Board has delegated primary responsibility for determining or causing to be determined the value of the Funds’ investments (including any fair valuation) to the Manager pursuant to valuation policies and procedures approved by the Board. When market quotations are not readily available or are determined to be unreliable, investments are valued at fair value as determined in good faith by the valuation committee established by the Manager in accordance with such procedures under the oversight of the Board. Circumstances that may indicate that market quotations are not readily available or are unreliable include, but are not limited to, such instances when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, and before the applicable Fund calculates its Net Asset Value (“NAV”).

Each business day, Emerging Markets Equity Fund and International Equity Fund use a Board-approved third-party pricing service to assist with the valuation of foreign equity securities. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities to more accurately reflect their fair value as of the close of regular trading on the NYSE.

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities that segregates fair value measurements into levels (Level 1, 2 and 3). The three levels of the fair value hierarchy are as follows:

Level 1 – unadjusted quoted prices in active markets for identical securities.

Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – significant unobservable inputs (including assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds generally use to evaluate how to classify each major category of assets and liabilities in accordance with GAAP.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign bonds, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by third-party pricing service providers that use broker quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by third-party pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities and the related forward sales commitments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Common stocks, preferred stocks, rights, warrants, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are categorized as Level 1 of the fair value hierarchy, to the extent these securities are actively traded and valuation adjustments are not applied.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE close. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies are valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, forward foreign currency contracts, options contracts, or swap contracts, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by third-party pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivatives can be estimated by a third-party pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. To the extent that these inputs are significant and unobservable, the values are categorized as Level 3 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

The Funds’ policy is to recognize transfers between levels at the end of the reporting period. In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The following table summarizes the valuation of each Fund’s assets and liabilities using the fair value hierarchy:

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Large Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$135,159,833	$135,159,833	$—	$—
Consumer Discretionary	175,252,614	175,252,614	—	—
Consumer Staples	103,070,025	103,070,025	—	—
Energy	45,604,434	45,604,434	—	—
Financials	211,195,811	211,195,811	—	—
Health Care	248,848,684	248,848,684	—	—
Industrials	185,382,605	185,382,605	—	—
Information Technology	428,895,644	428,895,644	—	—
Materials	46,094,648	46,091,719	2,929	—
Real Estate	40,630,177	40,630,177	—	—
Utilities	32,989,437	32,989,437	—	—
Open End Mutual Fund Security:
Financials	35,831,454	35,831,454
Short-Term Investments:
Money Market Fund	2,782,110	2,782,110	—	—
Time Deposits	47,680,398	—	47,680,398	—

Total Investments, at Value	$1,739,417,874	$1,691,734,547	$47,683,327	$—

Security Lending Transactions - Liabilities	$(2,782,110)	$—	$(2,782,110)	$—

Other Financial Instruments - Assets
Futures Contract	$795,534	$795,534	$—	$—

Total Other Financial Instruments - Assets	$795,534	$795,534	$—	$—

Other Financial Instruments - Liabilities
Futures Contract	$(16,429)	$(16,429)	$—	$—

Total Other Financial Instruments - Liabilities	$(16,429)	$(16,429)	$—	$—

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Small-Mid Cap Equity Fund
Investments, at Value
Common Stocks:
Communication Services	$9,060,342	$9,060,342	$—	$—
Consumer Discretionary	39,473,506	39,473,506	—	—
Consumer Staples	21,758,927	21,758,927	—	—
Energy	17,894,120	17,894,120	—	—
Financials	59,686,408	59,686,408	—	—
Health Care	75,045,281	75,037,658	7,623	—
Industrials	97,043,982	97,043,982	—	—
Information Technology	73,601,067	73,601,067	—	—
Materials	24,445,945 *	24,439,093	6,852	—	*
Real Estate	24,006,671	24,006,671	—	—
Utilities	13,627,565	13,627,565	—	—
Preferred Stocks:
Financials	2,532,974	2,532,974	—	—
Open End Mutual Fund Securities:
Financials	1,039,766	1,039,766
Corporate Bonds & Notes	668,839	—	668,839	—
Short-Term Investments:
Money Market Fund	9,420,773	9,420,773	—	—
Time Deposits	15,657,059	—	15,657,059	—

Total Investments, at Value	$484,963,225 *	$468,622,852	$16,340,373	$—	*

Security Lending Transactions - Liabilities	$(9,420,773)	$—	$(9,420,773)	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(17,515)	$(17,515)	$—	$—

Total Other Financial Instruments - Liabilities	$(17,515)	$(17,515)	$—	$—

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Equity Fund
Investments, at Value
Common Stocks:
France	$137,250,131	$—	$137,250,131	$—
Germany	86,803,329	108,617	86,694,712	—
Japan	200,063,240	228,770	199,834,470	—
Switzerland	112,371,788	1,479,660	110,892,128	—
United Kingdom	193,472,388	1,986,418	191,485,970	—
Other Countries**	424,545,313	66,819,383	357,725,930	—
Preferred Stocks:
Germany	2,796,694	—	2,796,694	—
Open End Mutual Fund Security:
United States	1,458,240	1,458,240	—	—
Short-Term Investments:
Money Market Fund	12,170,257	12,170,257	—	—
Time Deposits	28,864,974	—	28,864,974	—

Total Investments, at Value	$1,199,796,354	$84,251,345	$1,115,545,009	$—

Security Lending Transactions - Liabilities	$(12,170,257)	$—	$(12,170,257)	$—

Other Financial Instruments - Assets
Futures Contract	$14,316	$14,316	$—	$—

Total Other Financial Instruments - Assets	$14,316	$14,316	$—	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(37,270)	$(37,270)	$—	$—

Total Other Financial Instruments - Liabilities	$(37,270)	$(37,270)	$—	$—

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Emerging Markets Equity Fund
Investments, at Value
Common Stocks:
Brazil	$30,991,093	$30,991,093	$—	$—
China	113,749,494	10,285,663	103,463,831	—
India	69,019,059	13,305,055	55,714,004	—
South Korea	60,275,645	66,843	60,208,802	—
Taiwan	64,865,363	13,907,572	50,957,791	—
Other Countries**	122,905,922 *	31,316,767	91,546,421	42,734	*
Preferred Stocks:
Brazil	2,824,719	2,824,719	—	—
Chile	233,094	233,094	—	—
Colombia	72,536	72,536	—	—
Mexico	242,593	242,593	—	—
Russia	851	—	15	836
South Korea	4,023,371	—	4,023,371	—
Right:
Brazil	254	—	254	—
Short-Term Investments:
Money Market Fund	572,248	572,248	—	—
Time Deposits	13,410,962	—	13,410,962	—

Total Investments, at Value	$483,187,204 *	$103,818,183	$379,325,451	$43,570	*

Security Lending Transactions - Liabilities	$(572,248)	$—	$(572,248)	$—

Other Financial Instruments - Liabilities
Futures Contract	$(13,856)	$(13,856)	$—	$—

Total Other Financial Instruments - Liabilities	$(13,856)	$(13,856)	$—	$—

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Core Fixed Income Fund
Investments, at Value
Mortgage-Backed Securities	$506,770,638	$—	$506,770,638	$—
Corporate Bonds & Notes	440,820,844 *	—	440,820,844	—	*
U.S. Government Agencies & Obligations	363,914,881	—	363,914,881	—
Collateralized Mortgage Obligations	187,916,764	—	187,916,764	—
Asset-Backed Securities	41,709,401	—	41,709,401	—
Sovereign Bonds	38,886,441	—	38,886,441	—
Senior Loans	20,822,548	—	20,822,548	—
Municipal Bonds	5,276,426	—	5,276,426	—
Common Stock:
Telecommunications	294,016	—	294,016	—
Right:
Luxembourg	— *	—	—	—	*
Purchased Options	248,061	248,061	—	—
Short-Term Investments:
Time Deposits	49,105,260	—	49,105,260	—
U.S. Government Agency	1,103,247	—	1,103,247	—
U.S. Government Obligations	98,047,136	—	98,047,136	—

Total Investments, at Value	$1,754,915,663 *	$248,061	$1,754,667,602	$—	*

Other Financial Instruments - Assets
Futures Contracts	$1,773,283	$1,773,283	$—	$—
Forward Foreign Currency Contracts	140,403	—	140,403	—
Centrally Cleared Interest Rate Swaps	4,617,168	—	4,617,168	—
Centrally Cleared Credit Default Swap	200,888	—	200,888	—

Total Other Financial Instruments -Assets	$6,731,742	$1,773,283	$4,958,459	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(453,900)	$(453,900)	$—	$—
Futures Contracts	(1,190,780)	(1,190,780)	—	—
Forward Foreign Currency Contracts	(936,182)	—	(936,182)	—
Centrally Cleared Interest Rate Swaps	(534,054)	—	(534,054)	—
Centrally Cleared Credit Default Swap	(69,090)	—	(69,090)	—

Total Other Financial Instruments -Liabilities	$(3,184,006)	$(1,644,680)	$(1,539,326)	$—

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
High Yield Fund
Investments, at Value
Corporate Bonds & Notes	$101,319,413	$—	$101,319,413	$—
Collateralized Mortgage Obligations	4,041,548	—	4,041,548	—
Senior Loans	3,726,038	—	3,726,038	—
Common Stocks:
Energy	282,988	282,988	—	—
Convertible Preferred Stock:
Energy	220,883	—	220,883	—
Sovereign Bonds	35,221	—	35,221	—
Short-Term Investments:
Time Deposits	4,386,192	—	4,386,192	—

Total Investments, at Value	$114,012,283	$282,988	$113,729,295	$—

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
International Fixed Income Fund
Investments, at Value
Sovereign Bonds:
Japan	$18,465,675	$—	$18,465,675	$—
Other Countries**	22,644,453	—	22,644,453	—
Collateralized Mortgage Obligations	33,375,652	—	33,375,652	—
Mortgage-Backed Securities	31,992,991	—	31,992,991	—
Corporate Bonds & Notes
Other Countries**	17,585,119	—	17,585,119	—
U.S. Government Obligations	9,010,329	—	9,010,329	—
Asset-Backed Securities	747,348	—	747,348	—
Municipal Bond	85,716	—	85,716	—
Purchased Options	136,797	—	136,797	—
Short-Term Investments:
Commercial Papers	2,212,057	—	2,212,057	—
Repurchase Agreement	17,300,000	—	17,300,000	—
Sovereign Bonds:
Japan	36,338,102	—	36,338,102	—
Time Deposits	4,918,093	—	4,918,093	—

Total - Investments, at Value	$194,812,332	$—	$194,812,332	$—

Other Financial Instruments - Assets
Futures Contracts	$967,942	$967,942	$—	$—
Forward Foreign Currency Contracts	4,398,426	—	4,398,426	—
OTC Total Return Swaps	1,114	—	1,114	—
OTC Interest Rate Swaps	4,759	—	4,759	—
Centrally Cleared Interest Rate Swaps	3,518,580	—	3,518,580	—
OTC Credit Default Swaps	58,427	—	58,427	—
Centrally Cleared Credit Default Swaps	115,459	—	115,459	—

Total Other Financial Instruments -Assets	$9,064,707	$967,942	$8,096,765	$—

Other Financial Instruments - Liabilities
Options Contracts Written	$(271,520)	$(11,644)	$(259,876)	$—
Forward Sale Commitments	(16,436,576)	—	(16,436,576)	—
Futures Contracts	(133,560)	(133,560)	—	—
Forward Foreign Currency Contracts	(493,986)	—	(493,986)	—
OTC Total Return Swap	(152,210)	—	(152,210)	—
OTC Interest Rate Swaps	(4,012)	—	(4,012)	—
Centrally Cleared Interest Rate Swaps	(4,897,081)	—	(4,897,081)	—
Centrally Cleared Credit Default Swaps	(121,528)	—	(121,528)	—
OTC Cross Currency Swap	(75,572)	—	(75,572)	—

Total Other Financial Instruments -Liabilities	$(22,586,045)	$(145,204)	$(22,440,841)	$—

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Municipal Bond Fund
Investments, at Value
Municipal Bonds	$82,196,019	$–	$82,196,019	$–
Open End Mutual Fund Security:
United States	2,659,250	2,659,250	–	–
Short-Term Investments:
Time Deposits	8,476,004	–	8,476,004	–

Total Investments, at Value	$93,331,273	$2,659,250	$90,672,023	$–

Other Financial Instruments - Assets
Futures Contract	$1,625	$1,625	$–	$–

Total Other Financial Instruments -Assets	$1,625	$1,625	$–	$–

Other Financial Instruments -Liabilities
Futures Contracts	$(10,694)	$(10,694)	$–	$–

Total Other Financial Instruments -Liabilities	$(10,694)	$(10,694)	$–	$–

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Inflation-Linked Fixed Income Fund
Investments, at Value
U.S. Government Agencies & Obligations	$105,391,203	$—	$105,391,203	$—
Collateralized Mortgage Obligations	11,054,203	—	11,054,203	—
Sovereign Bonds	7,465,649	—	7,465,649	—
Mortgage-Backed Securities	5,262,223	—	5,262,223	—
Corporate Bonds & Notes	2,351,385	—	2,351,385	—
Purchased Option	236,496	—	236,496	—
Short-Term Investments:
Time Deposits	724,112	—	724,112	—

Total Investments, at Value	$132,485,271	$—	$132,485,271	$—

Other Financial Instruments - Assets
Futures Contracts	$55,179	$55,179	$—	$—
Forward Foreign Currency Contracts	477,057	—	477,057	—
Centrally Cleared Interest Rate Swaps	990,732	—	990,732	—
Centrally Cleared Inflation Rate Swaps	750,319	—	750,319	—
Centrally Cleared Credit Default Swap	173	—	173	—

Total Other Financial Instruments - Assets	$2,273,460	$55,179	$2,218,281	$—

Other Financial Instruments - Liabilities
Option Contracts Written	$(328,816)	$—	$(328,816)	$—
Reverse Repurchase Agreements	(30,528,388)	—	(30,528,388)	—
Futures Contracts	(506,768)	(506,768)	—	—
Forward Foreign Currency Contracts	(78,948)	—	(78,948)	—
Centrally Cleared Interest Rate Swaps	(1,063,761)	—	(1,063,761)	—
Centrally Cleared Inflation Rate Swaps	(1,415,129)	—	(1,415,129)	—

Total Other Financial Instruments - Liabilities	$(33,921,810)	$(506,768)	$(33,415,042)	$—

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Ultra-Short Term Fixed Income Fund
Investments, at Value
Corporate Bonds & Notes	$195,395,818	$—	$195,395,818	$—
Collateralized Mortgage Obligations	108,541,698	—	108,541,698	—
Asset-Backed Securities	37,979,308	—	37,979,308	—
U.S. Government Agencies	32,379,786	—	32,379,786	—
Sovereign Bond	650,345	—	650,345	—
Mortgage-Backed Security	821,908	—	821,908	—
Certificate of Deposit	911,141	—	911,141	—
Short-Term Investments:
Commercial Papers	43,026,928	—	43,026,928	—
Corporate Bonds	3,394,797	—	3,394,797	—
Time Deposits	8,161,459	—	8,161,459	—
U.S. Government Obligations	30,281,815	—	30,281,815	—

Total Investments, at Value	$461,545,003	$—	$461,545,003	$—

Other Financial Instruments - Assets
Futures Contract	$155,306	$155,306	$—	$—
Forward Foreign Currency Contracts	1,845,193	—	1,845,193	—

Total Other Financial Instruments - Assets	$2,000,499	$155,306	$1,845,193	$—

Other Financial Instruments - Liabilities
Futures Contracts	$(77,928)	$(77,928)	$—	$—
Forward Foreign Currency Contracts	(296,073)	—	(296,073)	—
Centrally Cleared Credit Default Swap	(343,365)	—	(343,365)	—

Total Other Financial Instruments - Liabilities	$(717,366)	$(77,928)	$(639,438)	$—

	Total Fair Value at May 31, 2023	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Alternative Strategies Fund
Investments, at Value
Open End Mutual Fund Securities:
United States	$151,921,089	$151,921,089	$—	$—

Total - Investments, at Value	$151,921,089	$151,921,089	$—	$—

*	Includes securities that are fair value using significant unobservable inputs at $0.
**	Other countries represents countries that are individually less than 5% of Net Assets.

The level classification by major category of investments is the same as the category presentation in the Schedules of Investments.

Transfer between investment levels may occur as the investment levels may occur markets fluctuate and/or the availability of data used in an investment’s valuation changes.

The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2022 through May 31, 2023:

	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Rights
Small-Mid Cap Equity Fund
Balance as of August 31, 2022	$—	*	$—	*	$—	$—	$—
Total realized gain (loss)	4,225		4,225		—	—	—
Change in unrealized appreciation (depreciation)	—		—		—	—	—
Purchases	—		—		—	—	—
(Sales)	(4,225)		(4,225)		—	—	—
Transfers in	—		—		—	—	—
(Transfers out)	—		—		—	—	—

Balance as of May 31, 2023	$—	*	$—	*	$—	$—	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2023	$—		$—		$—	$—	$—

	Total		Common Stocks		Corporate Bonds & Notes	Preferred Stocks	Rights
Emerging Markets Equity Fund
Balance as of August 31, 2022	$41,763	*	$40,927	*	$—	$836	$—	*
Total realized gain (loss)	—		—		—	—	—	†
Change in unrealized appreciation (depreciation)	—		—		—	—	—
Purchases	—		—		—	—	—
(Sales)	—	*	—		—	—	(—	)*
Transfers in	1,807	**	1,807	**	—	—	—
(Transfers out)	—		—		—	—	—

Balance as of May 31, 2023	$43,570	*	$42,734	*	$—	$836	$—

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2023	$—		$—		$—	$—	$—

	Total		Common Stocks		Corporate Bonds & Notes		Preferred Stocks	Rights
Core Fixed Income Fund
Balance as of August 31, 2022	$324,809	*	$324,809		$—	*	$—	$—	*
Total realized gain (loss)	—		—		—		—	—
Change in unrealized appreciation (depreciation)	(30,793)		(30,793)		—		—	—
Purchases	—		—		—		—	—
(Sales)	—		—		—		—	—
Transfers in	—		—		—		—	—
(Transfers out)	(294,016	)**	(294,016	)**	—		—	—

Balance as of May 31, 2023	$—	*	$—		$—	*	$—	$—	*

Change in unrealized appreciation (depreciation) from Investments held as of May 31, 2023	$—		$—		$—		$—	$—

†	The value is zero.
*	Includes securities that are valued at $0.
**

Transfers are calculated on the beginning of period value. For the period ended May 31, 2023, securities with an aggregate market value of $1,807 transferred from Level 2 to Level 3 as there were no longer observable inputs available to determine their value. Securities with an aggregate market value of $294,016 transferred from Level 3 to Level 2 as there were observable inputs available to determine their value. There were no other transfers in or out of Level 3.

(b) Accounting for Derivative Instruments. Derivative instruments require enhanced disclosures regarding a Fund’s credit derivatives holdings, including credit default swaps, credit spread options and hybrid financial instruments containing embedded credit derivatives.

All open derivative positions at the period-end for each Fund are disclosed in the Fund’s Schedule of Investments.

Certain Funds may use derivative instruments including futures, options, forward foreign currency contracts, swaptions and swap contracts as part of their investment strategies. Following is a description of these derivative instruments, including the primary underlying risk exposures related to each instrument type:

(i) Futures Contracts. Certain Funds may enter into futures contracts, to the extent permitted by their investment policies and objectives, for bonafide hedging and other permissible risk management purposes including protecting against anticipated changes in the value of securities a Fund intends to purchase. Upon entering into a futures contract, a Fund is required to deposit cash or securities as initial margin, which is included in deposits for collateral with counterparty on the Statements of Assets and Liabilities. Additional securities are also segregated as collateral up to the current market value of the futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund, depending on the fluctuation in the value of the underlying financial instruments and are reported on the Statements of Assets and Liabilities. The Fund recognizes an unrealized gain or loss equal to the variation margin. When futures contracts are closed, a realized gain or loss is recognized which is equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contracts involves the risk that the Fund could lose more than the original margin deposit due to subsequent payments that may be required for a futures transaction.

(ii) Options Written. Certain Funds may write options to manage exposure to certain changes in the market. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the Fund realizes a gain from investments equal to the amount of the premium received. When a written call option is exercised, the premium received is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. When a written put option is exercised, the amount of the premium received reduces the cost of the security purchased by the Fund.

When writing a covered call option, a Fund may forego the opportunity of profit if the market price of the underlying security increases more than the premium received and the option is exercised. When writing a put option, a Fund may incur a loss if the market price of the underlying security decreases more than the premium received and the option is exercised. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

(iii) Purchased Options. Certain Funds may purchase options to manage exposure to certain changes in the market. A Fund will normally purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest, an amount equal to the value is recorded as an asset. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize a loss equal to the amount of the premium paid on the purchase of the call option.

A Fund will normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own. The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize a loss equal to the amount of the premium paid on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.

(iv) Inflation-Capped Options. Certain Funds may write or purchase inflation-capped options to enhance returns or for hedging opportunities. When a Fund writes an inflation-capped option, an amount equal to the premium received is recorded as a liability on the Statements of Assets and Liabilities and subsequently marked to market to reflect the change value of the option written. When a Fund purchases an inflation-capped option, the Fund pays a premium which is recorded as an asset on the Statements of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The purpose of purchasing inflation-capped options is to protect a Fund from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products.

(v) Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(vi) Swaptions. Swaptions contracts entered into by the Funds typically represent an option that gives the purchaser the right, but not the obligation, to enter into a swap contract on a future date. Certain Funds may purchase swaptions to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Changes in the value of purchased swaptions are reported as net change in unrealized appreciation or depreciation on the Statements of Operations and Changes in Net Assets. Gain or loss is recognized when the swaptions contract expires or is closed as net realized gain or loss on the Statements of Operations and Changes in Net Assets. Details of purchased swaptions contracts held at period-end are included on the Fund’s Schedule of Investments under the caption “Purchased Options.”

Certain Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a Fund represent an option that obligates the writer upon exercise by the purchaser, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter into a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange.

When a Fund writes a swaption, the premium received is recorded as a liability in the Statements of Assets and Liabilities and is subsequently adjusted to the current market value of the swaption. Changes in the value of the swaption are reported as unrealized gains or losses in the Statements of Operations. A gain or loss is recognized when the swaption contract expires or is closed. Premiums received from writing swaptions that expire or are exercised are treated by the Fund as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction is also treated as a realized gain or, if the premium received is less than the amount paid for the closing purchase, as a realized loss.

Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk, associated with both option contracts and swap contracts. To reduce credit risk from potential counterparty default, a Fund only enters into swaption contracts with counterparties that meet certain standards of creditworthiness. A Fund bears the market risk arising from any change in index values or interest rates.

(vii) Swap Contracts. Swaps involve the exchange by a Fund with another party of the respective amounts payable with respect to a notional principal amount related to one or more indices. Certain Funds may enter into these transactions to preserve a return or spread on a particular investment or portion of its assets, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. Certain Funds may also use these transactions for speculative purposes, such as to obtain the price performance of a security without actually purchasing the security in circumstances where, for example, the subject security is illiquid, is unavailable for direct investment or available only on less attractive terms.

Swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as change in unrealized appreciation or depreciation in the Statements of Operations. Net receipts or payments of interest are recorded as realized gains or losses, respectively. Gains and losses are realized upon termination of a swap contract. An upfront payment received by the Fund, is recorded as a liability on the Fund’s books. An upfront payment made by the Fund is recorded as an asset on the Fund’s books. Any upfront payments paid or received upon entering a swap contract to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as a realized gain or loss at the termination of the swap.

Swaps have risks associated with them, including possible default by the counterparty to the transaction, illiquidity and, where swaps are used as hedges, the risk that the use of a swap could result in losses greater than if the swap had not been employed. This risk is mitigated by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. Such amounts are reported on the Statements of Assets and Liabilities as deposits with counterparties.

(viii) Credit Default Swaps. Certain Funds may enter into credit default swap contracts for investment purposes, to manage their credit risk or to add leverage. As a seller in a credit default swap contract, a Fund is required to pay the notional or other agreed-upon value to the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Fund keeps the stream of payments and has no payment obligations. Such periodic payments are accrued daily and accounted for as realized gains.

Certain Funds may also purchase credit default swap contracts in order to hedge against the risk of default by debt securities held in their portfolios. In these cases, a Fund functions as the counterparty referenced in the preceding paragraph. As a purchaser of a credit default swap contract, the Fund receives the notional or other agreed upon value from the counterparty in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the referenced debt obligation. In return, the Fund makes periodic payments to the counterparty over the term of the contract provided no event of default has occurred. Such periodic payments are accrued daily and accounted for as realized losses.

For a credit default swap sold by a Fund, payment of the agreed upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation received. For a credit default swap purchased by a Fund, the agreed upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Entering into credit default swaps involves, to varying degrees, elements of credit and market risk in excess of the related amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there will be unfavorable changes in net interest rates. As privately negotiated transactions, swaps may involve risk, which is the risk that the swap contracts fail to contemplate a particular outcome or that the parties disagree about the proper interpretation of a transaction term.

(ix) Interest Rate Swaps. Certain Funds may enter into interest rate swaps for investment purposes to manage exposure to fluctuations in interest rates or to add leverage. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the fixed interest rate and the floating interest rate, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Once the payments are settled in cash, the net amount is recorded as realized gain or loss from swap contracts on the Statements of Operations. The Funds settle accrued net receivable or payable under the swap contracts on a periodic basis.

The primary risk associated with interest rate swaps is that unfavorable changes in interest rates could adversely impact a Fund.

(x) Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally credit and interest derivatives. In a centrally cleared derivative transaction, a Fund typically enters into the transaction with financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. The Fund typically will be required to post specified levels of margin with the clearinghouse or at the instruction of the clearinghouse. The margin required by a clearinghouse may be greater than the margin the Fund would be required to post in an uncleared derivative transaction. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable on swap contracts for the change in value as appropriate on the Statements of Assets and Liabilities. Only a limited number of derivative transactions are currently eligible for clearing by clearinghouses.

(xi) Cross-Currency Swaps. Certain Funds may enter into cross-currency swaps to gain or mitigate exposure to currency risk. Cross-currency swaps involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specific exchange rates. The exchange of currencies at the inception date of the contract takes place at the current spot rate. The re-exchange at maturity may take place at the same exchange rate, a specified rate, or the then current spot rate. Interest payments, if applicable, are made between the parties based on interest rates available in the two currencies at the inception of the contract. The terms of cross-currency swap contracts may extend for many years. Cross-currency swaps are usually negotiated with commercial and investment banks. Some cross-currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.

(xii) Volatility Swap Contracts. A volatility swap is an agreement between counterparties to exchange periodic payments based on the measured volatility of a reference security, index, currency or other reference investment over a specified time frame. One cash flow is typically based on the realized volatility of the reference investment as measured by changes in its price or level over the specified time period while the other cash flow is based on a specified rate representing expected volatility for the reference investment at the time the swap is executed, or the measured volatility of a different reference investment over the specified time period. The appreciation or depreciation on a volatility swap will typically depend on the magnitude of the reference investment’s volatility, or size of the movements in its price, over the specified time period, rather than general directional increases or decreases in its price.

Volatility swaps are less standard in structure than other types of swaps and provide pure, or isolated, exposure to volatility risk of the specific underlying reference investment. Volatility swaps are typically used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of investments held by the Fund.

Variance swaps are a type of volatility swap where counterparties agree to exchange periodic payments based on the measured variance (or the volatility squared) of a reference security, index, or other reference investment over a specified time period. At payment date, a net cash flow will be exchanged based on the difference between the realized variance of the reference investment over the specified time period and the specified rate representing expected variance for the reference investment at the time the swap is executed multiplied by the notional amount of the contract.

(xiii) Inflation Rate Swap Contracts. The Fund may enter into inflation rate swap contracts to attempt to hedge against inflation. Pursuant to the inflation rate swap agreement, the Fund negotiates with a counterparty to exchange a periodic stream of payments, based on a benchmark inflation index. One cash flow stream will typically be a floating rate payment linked to the specified inflation index while the other is typically a fixed interest rate.

Inflation rate swaps are normally issued on a zero coupon basis where all payments compound during the life of the contract and are netted upon the termination or maturity of the contract. Final payments received or paid by the Fund are recorded as realized gains or losses in the Statements of Operations. Inflation rate swap contracts are subject to movements in interest rates.

(xiv) Total Return Swaps. The Fund may enter into total return swap contracts to gain exposure and benefit from reference asset (single asset, or a basket of assets) without actually having to own it. Total return swap contracts are agreements where the total return of a reference asset is paid in exchange for periodic cash flows. The deal is structured such that the total return (asset income plus capital appreciation/depreciation) is exchanged, in the cash flows. Periodic payments received or made by the Fund are recorded as realized gains or losses in the Statements of Operations.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(d) Stripped Securities. Certain Funds may invest in “Stripped Securities”, a term used collectively for stripped fixed income securities. Stripped Securities can be principal-only securities (“PO”), which are debt obligations that have been stripped of interest coupons, or interest-only securities (“IO”), which are interest coupons that have been stripped from debt obligations. As is the case with all securities, the market value of Stripped Securities will fluctuate in response to changes in economic conditions, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation increases with a longer period of maturity. The yield-to-maturity on an IO is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in the IO.

(e) Time Deposits. Certain Funds may purchase overnight time deposits issued by offshore branches of U.S. banks that meet credit and risk standards established by the custodian and approved by the Board.

(f) Lending of Portfolio Securities. The Trust has an agreement with its custodian, whereby the custodian, as agent, may lend securities owned by the Funds to brokers, dealers and other financial organizations that have been approved as borrowers by the Funds. The custodian enters into agreements with the borrowers. Loans of securities by a Fund are collateralized by cash, U.S. government securities or irrevocable performance letters of credit issued by banks approved by the Funds. All non-cash collateral is received, held and administered by the custodian in an applicable custody account or other account established for the purpose of holding collateral for each Fund. Cash collateral received by the Funds as a result of securities lending activities is invested in an unaffiliated registered money market fund, and is recorded as Payable for collateral received from securities on loan within the Statements of Assets and Liabilities. Securities lending income represents the income earned on investing cash collateral plus any premium payments that may be received on the loan of certain types of securities, less fees and expenses associated with the loan. Each Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral received from its securities lending. The custodian has the right under its agreement with the borrowers to recover any loaned securities from the borrower on demand. Additionally, the Funds are exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the custodian will use the collateral to purchase replacement securities. The custodian is responsible for any shortfall in collateral value under certain circumstances.

At May 31, 2023, the aggregate market value of the loaned securities and the value of the collateral each fund received were as follows:

Gross Amounts Not Offset in the Statements of Assets and Liabilities

Fund	Gross Asset Amount Presented in the Statements of Assets and Liabilities (a)	Financial Instrument	Collateral Received (b)	Net Amount (Not Less than $0)
Large Cap Equity Fund	$ 2,748,382	$ —	$ (2,748,382)(c)	$ 0
Small-Mid Cap Equity Fund	9,343,873	—	(9,343,873)(c)	0
International Equity Fund	16,702,880	—	(16,702,880)(c)	0
Emerging Markets Equity Fund	576,323	—	(572,248)	4,075

(a)	Represents market value of securities on loan at period end.
(b)

The Funds received cash collateral of $2,782,110, $9,420,773, $12,170,257 and $572,248, respectively, which was subsequently invested in Invesco STIT – Government & Agency Portfolio as reported in the Schedules of Investments. In addition, the Funds received non-cash collateral of $0, $0, $4,684,820 and $0, respectively, in the form of U.S. Government Obligations, which the Funds cannot sell or repledge, and accordingly are not reflected in the Schedule of Investments.

(c)	The actual collateral received could be greater than the amount shown here due to overcollateralization.

(g) To-Be-Announced Purchase and Sale Commitments. Certain Funds may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, a Fund commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information is not known, such as the face amount and maturity date and the underlying pool of investments in U.S. government agency mortgage pass-through transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later. Beginning on the date the Fund enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These transactions are marked-to-market on a daily basis and are subject to market fluctuations. Realized gains or losses on TBA purchase commitments are included in Net realized gain (loss) on investments on the Statements of Operations. Any fluctuation in the value of the purchased TBA commitments is included in Net change in unrealized appreciation (depreciation) on investments on the Statements of Operations.

Additionally, when a Fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A Fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund’s Schedule of Investments under the caption “Schedule of Forward Sale Commitments.” The proceeds and value of these commitments are recorded as Forward Sale Commitments at value in the Statements of Assets and Liabilities.

(h) Short Sales of Securities. A short sale is a transaction in which a Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To complete a short sale, the Fund may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Fund for the short sale are retained by the broker until the Fund replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

The risk of engaging in short sale transactions is that selling short magnifies the potential for loss to a Fund. The larger the Fund’s short position, the greater the potential loss. If a security sold short increases in price, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss. To borrow the security, the Fund also may be required to pay a premium, which could decrease the proceeds of the security sold short. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends, interest or expenses the Fund may be required to pay in connection with the short sale. In addition, because the Fund’s loss on a short sale arises from increases in the value of the security sold short, such loss is unlimited.

(i) Mortgage Dollar Rolls. Certain Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and the repurchase, a Fund forgoes principal and interest paid on the securities sold. Proceeds of the sale will be invested in short-term instruments and the income from these investments, together with any additional fee income received on a sale, is intended to generate income for a Fund. A Fund accounts for mortgage dollar roll transactions as purchases and sales and realizes the gain or loss at the time the transaction is entered into on these transactions.

If certain criteria are met, these dollar roll transactions may be considered financing transactions, whereby the difference in the sale price and the future purchase price is recorded as an adjustment to interest income.

Mortgage dollar roll transactions involve the risk that the market value of the securities a Fund is obligated to repurchase under the agreement may decline below the repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of a Fund. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Fund’s use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

(j) Credit and Market Risk. Certain Funds invest in high yield instruments that are subject to certain credit and market risks. The yields of high yield obligations reflect, among other things, perceived credit and market risks. Each Fund’s investment in securities rated below investment grade typically involve risks not associated with higher rated securities, including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading.

(k) Foreign Investment and Currency Risks. Certain Funds’ investments in foreign securities may involve risks not present in domestic investments. Because securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of a Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(l) Emerging Markets Risk. In addition to foreign investment and currency risks, which tend to be amplified in emerging markets, emerging markets may experience rising interest rates, or, more significantly, rapid inflation or hyperinflation. The economies of emerging market countries may grow at slower rates than expected or suffer a downturn or recession. Emerging market securities may present market, credit, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries.

(m) LIBOR Discontinuance or Unavailability Risk. LIBOR is intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. The Financial Conduct Authority (the “FCA”), which is the regulatory authority that oversees financial services firms, financial markets in the U.K. and the administrator of LIBOR, announced that, after the end of 2021, one-week and two-month U.S. Dollar LIBOR and all non-U.S. Dollar LIBOR settings have either ended or are no longer representative of the underlying market they seek to measure. The FCA also announced that the most commonly used U.S. Dollar LIBOR settings may continue to be provided on a representative basis until the end of June 2023. However, in connection with supervisory guidance from regulators, some regulated entities may no longer enter into most new LIBOR-based contracts. As a result of the foregoing, LIBOR may no longer be available or no longer deemed an appropriate reference rate upon which to determine the interest rate on or impacting certain derivatives and other instruments or investments held by the Fund. In light of this eventuality, public and private sector industry initiatives are currently underway to establish new or alternative reference rates to be used in place of LIBOR. There is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that it will have the same volume or liquidity as did LIBOR prior to its discontinuance or unavailability, which may affect the value or liquidity or return on certain of the Fund’s investments and result in costs incurred in connection with closing out positions and entering into new trades.

Neither the effect of the LIBOR transition process nor its ultimate success can yet be known. The transition process might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of hedges placed against, instruments whose terms currently include LIBOR. While some existing LIBOR-based instruments may contemplate a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology, there may be significant uncertainty regarding the effectiveness of any such alternative methodologies to replicate LIBOR. Some of the Fund’s investments may be so-called “tough legacy” LIBOR instruments which may not have effective alternative rate setting provisions or may involve counterparties who are unwilling to add or exercise rights under alternative rate setting provisions in such instruments. On March 15, 2022, the Adjustable Interest Rate (LIBOR) Act was signed into law. This law provides a statutory fallback mechanism on a nationwide basis to replace U.S. Dollar LIBOR with a benchmark rate that is selected by the Board of Governors of the Federal Reserve System based on the Secured Overnight Financing Rate (“SOFR”) for tough legacy contracts. On February 27, 2023, the final rule in connection with this law became effective, establishing benchmark replacements based on SOFR and Term SOFR (a forward-looking measurement of market expectations of SOFR implied from certain derivatives markets) for applicable tough legacy contracts governed by U.S. law. In addition, the FCA has announced that it will require the publication of the one-month, three-month and six-month U.S. Dollar LIBOR settings on the basis of a changed methodology (known as “synthetic LIBOR”), after June 30, 2023 through at least September 30, 2024, addressing non-U.S. law governed U.S. Dollar LIBOR instruments, but this synthetic LIBOR will be designated by the FCA as unrepresentative of the underlying market that it seeks to measure and will be solely available for use in legacy transactions. The transition of investments from LIBOR to a replacement rate as a result of amendment, application of existing fallbacks, statutory requirements, the application of synthetic LIBOR or otherwise may also result in a reduction in the value of certain instruments held by the Fund or a reduction in the effectiveness of related Fund transactions such as hedges. In addition, a liquid market for newly-issued instruments that use a reference rate other than LIBOR is still developing. There may also be challenges for the Fund to enter into hedging transactions against such newly-issued instruments until a market for such hedging transactions more fully develops. All of the aforementioned may adversely affect the Fund’s investments (including their volatility, value and liquidity) and, as a result, the performance or NAV.

(n) Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

(o) Market Risk. An investment in the Fund is based on the values of the Fund’s investments, which may change due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. Social, political, economic and other conditions and events, such as war, natural disasters, health emergencies (e.g., epidemics and pandemics), terrorism, conflicts, social unrest, recessions, inflation, rapid interest rate changes and supply chain disruptions, may occur and could significantly impact issuers, industries, governments and other systems, including the financial markets and global economy. It is difficult to predict when events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects (which may last for extended periods). These events may be sudden and significant and may negatively impact broad segments of businesses and populations and have a significant and rapid negative impact on the performance of and/or income or yield from the Fund’s investments and exacerbate pre-existing risks to the Fund. For example, the extent of the impact of a public health emergency depends on future developments, including (i) the duration and spread of the public health emergency, (ii) the restrictions and advisories, (iii) the effects on the financial markets, (iv) government and regulatory responses, and (v) the effects on the economy overall as a result of developments such as disruption to consumer demand, economic output and supply chains. The occurrence, duration and extent of these or other types of adverse economic and market conditions and uncertainty over the long term cannot be reasonably projected or estimated at this time. The ultimate impact of public health emergencies or other adverse economic or market developments and the extent to which the associated conditions impact the Fund will also depend on other future developments, which are highly uncertain, difficult to accurately predict and subject to change at any time. The financial performance of the Fund’s investments (and, in turn, the Fund’s investment results) as well as their liquidity may be adversely affected because of these and similar types of factors and developments.

The continued conflict between Russia and Ukraine resulted in many countries, including the U.S., imposing economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals, which have had a negative impact on the Russian economy and currency, and on investments and companies economically tied to Russia and Ukraine and certain other neighboring countries. Russia in turn imposed its own restrictions against investors and countries outside Russia. Businesses in the U.S. and globally have experienced shortages in materials and increased costs for transportation, energy and raw materials due, in part, to the negative effects of the conflict on the global economy. The escalation or continuation of the conflict between Russia and Ukraine or other hostilities presents heightened risks relating to cyber-attacks, the frequency and volume of failures to settle securities transactions, supply chain disruptions, inflation, as well as the potential for increased volatility in commodity, currency and other financial markets. This conflict could continue to have an adverse effect on global markets performance and liquidity, thereby negatively affecting the value of the Fund’s investments beyond any direct exposure to Russian or Ukrainian issuers, markets or economies. The duration and extent of the economic impacts resulting from the military conflict with Russia and the related sanctions is uncertain at this time.

(p) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded as income from non-cash dividends at fair value. Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt, if any, and is included in interest and dividend income, respectively. The cost of investments sold is determined by use of the specific identification method.

To the extent any issuer defaults on an expected interest payment, the Trust’s policy is to generally halt any additional “interest income accruals and accretion” and consider the Fund’s ability to realize interest accrued up to the date of default.

(q) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments in the Statements of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(r) Distributions to Shareholders. Distributions from net investment income for Large Cap Equity Fund, Small-Mid Cap Equity Fund, International Equity Fund, Emerging Markets Equity Fund, International Fixed Income Fund and Alternative Strategies Fund, if any, are declared and paid on an annual basis. Distributions from net investment income for Core Fixed Income Fund, High Yield Fund, Municipal Bond Fund, Inflation-Linked Fixed Income Fund and Ultra-Short Term Fixed Income Fund, if any, are declared and paid on a monthly basis.

The Funds intend to satisfy conditions that will enable interest from municipal securities, which are exempt from regular federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Funds. Distributions of net realized gains to shareholders of the Funds, if any, are taxable and are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(s) Federal and Other Taxes. It is the Trust’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, each Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Management has reviewed the tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years or expected to be taken in 2020 tax returns. Each Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(t) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

(u) Restricted Securities. All Funds may invest in non-publicly traded securities, commonly called restricted securities. Restricted securities may be less liquid than publicly-traded securities. Although certain restricted securities may be resold in privately negotiated transactions, the values realized from these sales could be less than originally paid by a Fund. Certain restricted securities may be deemed liquid by the Manager and/or Sub-adviser pursuant to the procedures approved by the Board. The value of restricted securities is determined as described in Note 1(a).

(v) Reverse Repurchase Agreements. Certain Funds may each enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a

Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of the securities received by the Fund may decline below the price of the securities the Fund is obligated to repurchase. Reverse repurchase agreements also involve credit risk with the counterparty to the extent that the value of securities subject to repurchase exceed the Fund’s liability under the reverse repurchase agreement. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.

(w) Indemnification. In the normal course of business, the Funds may enter into contracts that provide certain indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, risk of loss from such claims is considered remote.

(x) Senior Floating-Rate Loans. Interests in senior floating-rate loans (“Senior Loans”) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

In connection with bank loan interests, the Fund may enter into unfunded bank loan interests (“commitments”). Unfunded loan commitments may be partially or wholly unfunded. The Fund is obligated to fund those commitments at borrower’s discretion. In connection with these commitments, the Fund earns a commitment fee, which is included in interest income in the Statements of Operations and recognized respectively over the commitment period.

The following table summarizes the Core Fixed Income Fund’s fully unfunded loan position as of May 31, 2023:

Security	Principal	Unfunded Bank Loan Interest (Cost)	Value of Underlying Bank Loan Interest (Value)	Unrealized Depreciation

athenahealth Group Inc.	$ 70,495	$ 69,865	$ 66,618	$ (3,247)

(y) Disclosure about Offsetting Assets and Liabilities. In order to better define contractual rights under derivative contracts and to secure rights that will help the Funds mitigate their counterparty risk, a Sub-adviser may, on behalf of the Funds, enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Funds and a counterparty that governs OTC derivatives and foreign exchange contracts and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. The ISDA Master Agreement gives a Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of assets and liabilities in the Statements of Assets and Liabilities across the transactions between the Funds and the applicable counterparty. The right to offset and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the Funds’ credit risk to such counterparty equal to any amounts payable by the Funds under the applicable transactions, if any. The enforceability of the right to offset may vary by jurisdiction.

Cash collateral that has been received or pledged to cover obligations under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits with counterparties and, in the case of cash pledged by counterparty for the benefit of the Fund, a corresponding liability in the Statements of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments. The carrying amount of such deposits due to brokers at May 31, 2023 approximated their fair value. If measured at fair value, such deposits would have been considered as Level 2 in the fair value hierarchy (see Note 1(a)).

Repurchase agreements and reverse repurchase agreements may be entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit a Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from a Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. The Fund’s repurchase agreements as of May 31, 2023 are shown on a gross basis and the required offsetting disclosures are shown in the Schedules of Investments. The value of the related collateral exceeded the value of the repurchase agreements as of May 31, 2023.

For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

(z) When-Issued and Delayed Delivery Securities and Forward Commitments. Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. Each Fund will make securities available for collateral in an amount equal in value to commitments to purchase securities on a when-issued, delayed delivery or forward commitment basis.

2. Investments

The aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes at May 31, 2023 have been disclosed under respective schedules of investments.